 As filed with the Securities and Exchange Commission on October 3, 2001

                                              Securities Act File No. 333-67880
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                               ----------------

   [X] Pre-Effective Amendment No. 1      [_] Post-Effective Amendment No.
                       (Check appropriate box or boxes)

                               ----------------

                            SUNAMERICA EQUITY FUNDS
            (Exact Name of Registrant as Specified in its Charter)

                               ----------------

                                1-800-858-8850
                       (Area Code and Telephone Number)

                               ----------------

                               733 Third Avenue
                                  Third Floor
                              New York, NY 10017
                   (Address of Principal Executive Offices:
                    Number, Street, City, State, Zip Code)

                               ----------------

                             Robert M. Zakem, Esq.
                     c/o SunAmerica Asset Management Corp.
                               733 Third Avenue
                                  Third Floor
                              New York, NY 10017
                    (Name and Address of Agent for Service)

                               ----------------

                                  Copies to:

                             Counsel for the Fund:
                              Shearman & Sterling
                             599 Lexington Avenue
                              New York, NY 10022
                       Attention: Joel H. Goldberg, Esq.

                               ----------------

   Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

   Title of Securities Being Registered: Shares of Beneficial Interest, Par Value $.01 per share.

  No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

  The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              NORTH AMERICAN FUNDS

                                 Balanced Fund
                             Large Cap Growth Fund
                              Growth & Income Fund
                              Mid Cap Growth Fund
                              286 Congress Street
                          Boston, Massachusetts 02210

                               ----------------

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

                               ----------------

                         TO BE HELD ON NOVEMBER 7, 2001

To our Shareholders:

   NOTICE IS HEREBY GIVEN that a joint special meeting of shareholders (the "Meeting") of the Balanced Fund (the "NAF Balanced Fund"), Large Cap Growth Fund (the "NAF Large Cap Growth Fund"), Growth & Income Fund (the "NAF Growth & Income Fund") and Mid Cap Growth Fund (the "NAF Mid Cap Growth Fund," and together with the NAF Balanced Fund, NAF Large Cap Growth Fund and NAF Growth & Income Fund, the "Acquired Funds") of North American Funds will be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001 at 10:00 a.m. Eastern Time, for the following purposes:

     (1) All Acquired Funds: to approve or disapprove a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of each of the Acquired Funds, the terms of which are the same in all material respects as the previous investment advisory agreement with AGAM;

     (2) (a) NAF Balanced Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Balanced Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Balanced Fund by the SunAmerica Balanced Assets Fund (the "SunAmerica Balanced Assets Fund" or an "Acquiring Fund") of SunAmerica Equity Funds, solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Balanced Assets Fund, as described in the accompanying proxy statement and prospectus. The Balanced Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Balanced Assets Fund to shareholders of the NAF Balanced Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Balanced Fund as a separate investment portfolio of North American Funds;


     (b) NAF Large Cap Growth Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Large Cap Growth Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Large Cap Growth Fund by the SunAmerica Blue Chip Growth Fund of SunAmerica Equity Funds (the "SunAmerica Blue Chip Growth Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Blue Chip Growth Fund, as described in the accompanying proxy statement and prospectus. The Large Cap Growth Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Blue Chip Growth Fund to shareholders of the NAF Large Cap Growth Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Large Cap Growth Fund as a separate investment portfolio of North American Funds;


     (c) NAF Growth & Income Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Growth & Income Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Growth &

  Income Fund by the SunAmerica Growth and Income Fund of SunAmerica Equity Funds (the "SunAmerica Growth and Income Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Growth and Income Fund, as described in the accompanying proxy statement and prospectus. The Growth & Income Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Growth and Income Fund to shareholders of the NAF Growth & Income Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Growth & Income Fund as a separate investment portfolio of North American Funds;


     (d) NAF Mid Cap Growth Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Mid Cap Growth Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Mid Cap Growth Fund by the SunAmerica Growth Opportunities Fund of SunAmerica Equity Funds (the "SunAmerica Growth Opportunities Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Growth Opportunities Fund, as described in the accompanying proxy statement and prospectus. The Mid Cap Growth Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Growth Opportunities Fund to shareholders of the NAF Mid Cap Growth Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Mid Cap Growth Fund as a separate investment portfolio of North American Funds; and


     (3) To transact such other business as properly may come before the Meeting or any adjournment thereof.

   The Board of Trustees of North American Funds has fixed the close of business on September 17, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

   A complete list of the shareholders of each of the Acquired Funds entitled to vote at the Meeting will be available and open to the examination of any shareholders of each Acquired Fund for any purpose germane to such Meeting during ordinary business hours from and after October 24, 2001 at the offices of North American Funds, 286 Congress Street, Boston, Massachusetts and at the Meeting.

   You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed respective form of proxy and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, you may vote your shares by calling a specially designated telephone number (toll free 1-888-221-
0697) or via the Internet at http://www.proxyweb.com. Each of the enclosed proxies is being solicited on behalf of the Board of Trustees of North American Funds.


   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement and the respective Agreement and Plan of Reorganization.

                                          By Order of the Board of Trustees,

                                          /s/ John I. Fitzgerald
                                          John I. Fitzgerald
                                          Secretary, North American Funds

Boston, Massachusetts

Dated: October 1, 2001

                    COMBINED PROXY STATEMENT AND PROSPECTUS

                            SUNAMERICA EQUITY FUNDS
                              NORTH AMERICAN FUNDS

                               ----------------

                    JOINT SPECIAL MEETING OF SHAREHOLDERS OF
                                 BALANCED FUND
                             LARGE CAP GROWTH FUND
                              GROWTH & INCOME FUND
                                      AND
                              MID CAP GROWTH FUND
                                       OF
                              NORTH AMERICAN FUNDS

                               ----------------

                                NOVEMBER 7, 2001

   This Proxy Statement and Prospectus is furnished to you because you are a shareholder of one or more of the North American Funds referenced above. The Funds are holding a Joint Special Meeting of Shareholders (the "Meeting") on November 7, 2001 to consider the two proposals described in this Proxy Statement and Prospectus.


   This Proxy Statement and Prospectus describes a proposal to approve or disapprove a new investment advisory agreement with American General Asset Management Corp. ("AGAM") for your Fund. The terms of the new investment advisory agreement are the same in all material respects as your Fund's previous investment advisory agreement with AGAM. Your Board of Trustees is seeking your proxy to vote in favor of this proposal.


   In addition, your Board of Trustees is seeking your approval of a transaction involving your Fund. Under the proposal, your Fund would reorganize with a comparable portfolio of SunAmerica Equity Funds, as set forth in the chart below. If this reorganization is approved by shareholders, you will become a shareholder of the SunAmerica fund listed opposite your Fund's name.


   Your Fund                        SunAmerica Fund
   ---------                        ---------------
   Balanced Fund          SunAmerica Balanced Assets Fund
   Large Cap Growth Fund  SunAmerica Blue Chip Growth Fund
   Growth & Income Fund   SunAmerica Growth and Income Fund
   Mid Cap Growth Fund    SunAmerica Growth Opportunities Fund


   This Proxy Statement and Prospectus serves as a prospectus of SunAmerica Equity Funds under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of shares to you pursuant to the terms of the reorganizations.

                               ----------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE
                      CONTRARY IS A CRIMINAL OFFENSE.


                               ----------------

    The Date of this Proxy Statement and Prospectus is October 1, 2001.

   Both North American Funds and SunAmerica Equity Funds are open-end series management investment companies organized as Massachusetts business trusts.


   This Proxy Statement and Prospectus sets forth concisely the information about SunAmerica Equity Funds that you should know before considering a reorganization and should be retained for future reference. North American Funds has authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.


   The following documents are included in the package of documents that you received with this Proxy Statement and Prospectus:


  . The prospectus relating to SunAmerica Equity Funds, dated January 29,
    2001, as supplemented (the "Acquiring Funds Prospectus"). This document is incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).


  . The Annual Report to Shareholders of SunAmerica Equity Funds for the year ended September 30, 2000, and the Semi-Annual Report to Shareholders of SunAmerica Equity Funds for the six month period ended March 31, 2001. These documents are incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).


   Additional information about the proposed transactions is contained in a statement of additional information relating to this Proxy Statement and Prospectus (the "Statement of Additional Information"), including pro forma financial statements giving effect to the consummation of each reorganization, and is on file with the Securities and Exchange Commission (the "Commission"). The Statement of Additional Information is available without charge, upon request by calling one of the toll free numbers set forth below or by writing North American Funds or SunAmerica Equity Funds at the addresses set forth below. The Statement of Additional Information, dated October 1, 2001, is incorporated by reference into this Proxy Statement and Prospectus.


   Other documents containing information about the Funds have been filed with the Commission. These other documents are available without charge by writing to the address or calling the toll free number set forth below:


   If they relate to North
   American Funds:              If they relate to SunAmerica Equity Funds:
   North American Funds         SunAmerica Equity Funds
   286 Congress Street          The SunAmerica Center
   Boston, Massachusetts 02210  733 Third Avenue
   1-800-872-8037               New York, New York 10017
                                1-800-858-8850

   These documents are:

  . A statement of additional information relating to SunAmerica Equity
    Funds, dated January 29, 2001, as supplemented (the "Acquiring Funds Statement").


  . The preliminary prospectus relating to SunAmerica Equity Funds, subject to completion and dated August 14, 2001, as supplemented.

  . The preliminary statement of additional information relating to SunAmerica Equity Funds, subject to completion and dated August 14, 2001, as supplemented.




  . The current prospectuses relating to North American Funds, each dated
    March 1, 2001, as supplemented (the "Acquired Funds Prospectuses"). These documents are incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).


  . A statement of additional information relating to North American Funds, dated March 1, 2001, as supplemented (the "Acquired Funds Statement").

  . The Annual Report to Shareholders of North American Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of North American Funds for the six month period ended April 30, 2001.


   The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, the Acquiring Funds Prospectus, the Acquired Funds Prospectuses, the Acquiring Funds Statement, the Acquired Funds Statement, other material incorporated by reference and other information regarding the Funds.

   The address of the principal executive offices of SunAmerica Equity Funds is The SunAmerica Center, 733 Third Avenue, New York, New York 10017, the telephone number is 1-800-858-8850 and the web address is http://www.sunamericafunds.com. The address of the principal executive offices of North American Funds is 286 Congress Street, Boston, Massachusetts 02210, the telephone number is 1-800-872-8037 and the web address is http://www.northamericanfunds.com.


   The shareholders solicited and entitled to vote on Proposals 1, 2a, 2b, 2c and 2d of this Proxy Statement and Prospectus are outlined in the following table:



                    Proposal                                  Fund
                    --------                                  ----
 1.Approval of New Investment Advisory Agreement All North American Funds
                                                 referenced above, each voting
                                                 separately

 2.(a)  Approval of Agreement and Plan of        Balanced Fund
        Reorganization relating to Balanced Fund

 (b)    Approval of Agreement and Plan of        Large Cap Growth Fund
        Reorganization relating to Large Cap
        Growth Fund

 (c)    Approval of Agreement and Plan of        Growth & Income Fund
        Reorganization relating to Growth &
        Income Fund

 (d)    Approval of Agreement and Plan of        Mid Cap Growth Fund
        Reorganization relating to Mid Cap
        Growth Fund


                               ----------------

                               TABLE OF CONTENTS


                                                                           Page
                                                                           ----
INTRODUCTION..............................................................   2

SUMMARY...................................................................   3

THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT..................   3

THE REORGANIZATIONS.......................................................   3
  What Shareholders of an Acquired Fund Will Receive in a Reorganization..
  Reasons for the Reorganizations.........................................

FEE TABLES AND EXAMPLES...................................................   6
THE FUNDS.................................................................  20
  Business of the Acquired Funds..........................................  20
  Business of the Acquiring Funds.........................................  20
  Comparison of the Funds.................................................  20

PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS.........................  26

PRINCIPAL RISKS OF INVESTING IN THE FUNDS.................................  26
  All Funds...............................................................  26
  Balanced Funds..........................................................  26
  Mid Cap Growth Funds....................................................  27

PROPOSAL NO. 1: APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT.........  28

THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT..................  28
  Board Considerations....................................................  28
  Description of the New Investment Advisory Agreement....................  29
  Additional Information About AGAM.......................................  30

PROPOSALS NOS. 2(a) - (d): APPROVAL OF THE PLANS..........................  32

COMPARISON OF THE FUNDS...................................................  32
  Investment Policies.....................................................  32
  Trustees and Officers...................................................  35
  Management Arrangements.................................................  38
  Distribution and Shareholder Servicing Arrangements.....................  42
  Other Service Agreements with Affiliates................................  43
  Purchase, Exchange and Redemption of Shares.............................  43
  Performance.............................................................  47
  Shareholder Rights......................................................  49
  Tax Information.........................................................  49
  Portfolio Transactions..................................................  49
  Portfolio Turnover......................................................  49
  Additional Information..................................................  50

THE REORGANIZATIONS.......................................................  52
  General.................................................................  52
  Terms of the Plans......................................................  52
  NAF Board Considerations: Potential Benefits to Shareholders as a Result
   of the Reorganizations.................................................  54
  Federal Income Tax Consequences of the Reorganizations..................  56
  Capitalization..........................................................  58

GENERAL...................................................................  60

                                                                           Page
                                                                           ----
INFORMATION CONCERNING THE MEETING........................................   60
  Date, Time and Place of Meeting.........................................   60
  Solicitation, Revocation and Use of Proxies.............................   60
  Record Date and Outstanding Shares......................................   60
  Security Ownership of Certain Beneficial Owners and Management of the
   Funds..................................................................   61
  Voting Rights and Required Vote.........................................   64

ADDITIONAL INFORMATION....................................................   65

LEGAL PROCEEDINGS.........................................................   65

LEGAL OPINIONS............................................................   66

EXPERTS...................................................................   66

SHAREHOLDER PROPOSALS.....................................................   66

EXHIBIT I.................................................................  I-1

EXHIBIT II................................................................ II-1

                                  INTRODUCTION

   This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of North American Funds (the "NAF Board") for use at the Meeting to be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001, at 10:00 a.m., Eastern Time. The mailing address for North American Funds is 286 Congress Street, Boston, Massachusetts 02210. The approximate mailing date of this Proxy Statement and Prospectus is October 5, 2001.


   Before we describe the proposals any further, we need to define certain words or phrases that are used in this Proxy Statement and Prospectus:

     Acquired Fund: Your Fund, which is a portfolio of North American Funds.

     Acquiring Fund: The portfolio of SunAmerica Equity Funds that is acquiring a comparable portfolio of North American Funds.

     Balanced Funds: The Balanced Fund of North American Funds and the SunAmerica Balanced Assets Fund.

     Balanced Combined Fund: The SunAmerica Balanced Assets Fund after the Reorganization.

     Blue Chip Growth Combined Fund: The SunAmerica Blue Chip Growth Fund after the Reorganization.

     Combined Fund: The Acquiring Fund after completion of the
  Reorganization.

     Fund: Either the Acquired Fund or Acquiring Fund, depending on the context.

     Growth and Income Funds: The Growth & Income Fund of North American Funds and the SunAmerica Growth and Income Fund.

     Growth and Income Combined Fund: The SunAmerica Growth and Income Fund after the Reorganization.

     Growth Opportunities Combined Fund: The SunAmerica Growth Opportunities Fund after the Reorganization.

     Investment Company Act: The Investment Company Act of 1940, as amended.

     Large Cap Growth Funds: The Large Cap Growth Fund of North American Funds and the SunAmerica Blue Chip Growth Fund.

     Mid Cap Growth Funds: The Mid Cap Growth Fund of North American Funds and the SunAmerica Growth Opportunities Fund.

     NAF Balanced Fund: The Balanced Fund of North American Funds.

     NAF Growth & Income Fund: The Growth & Income Fund of North American
  Funds.

     NAF Large Cap Growth Fund: The Large Cap Growth Fund of North American
  Funds.

     NAF Mid Cap Growth Fund: The Mid Cap Growth Fund of North American
  Funds.

     Plan: The Agreement and Plan of Reorganization, which sets forth the terms of each Reorganization and is being submitted for shareholder approval.

     Reorganization: The transaction through which an Acquired Fund will be acquired by an Acquiring Fund and shareholders of an Acquired Fund will become shareholders of an Acquiring Fund.

                                    SUMMARY

   The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the forms of the New Investment Advisory Agreement and the Plans, attached hereto as Exhibits I and II, respectively.


            THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT


   On August 29, 2001, American International Group, Inc. ("AIG") acquired American General Corporation ("American General"), the parent company of AGAM (the "AIG Merger"). As a result of the AIG Merger, AGAM became a subsidiary of AIG. AIG is also the parent company of SunAmerica Asset Management Corp. ("SAAMCo").


   As a result of the AIG Merger, applicable law requires shareholder approval of a new investment advisory agreement (the "New Investment Advisory Agreement") with AGAM for your Fund. The terms of the New Investment Advisory Agreement are the same in all material respects as your Fund's previous investment advisory agreement with AGAM (the "Previous Investment Advisory Agreement"). See "Proposal No. 1: Approval of the New Investment Advisory Agreement" below for a description of the New Investment Advisory Agreement and the services to be provided by AGAM thereunder.


   In connection with its approval of the New Investment Advisory Agreement, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the AIG Merger did not involve any changes in the overall form of the advisory contract, the advisory fees, or any of the Acquired Funds' objectives or policies. The NAF Board also considered that AGAM and SAAMCo had indicated that while they intended to propose the Reorganizations to the NAF Board at a subsequent meeting, until such Reorganizations were approved and consummated, SAAMCo and AIG represented there would be no material change in the nature and quality of services provided by AGAM. As part of its deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM; the amount and structure of investment advisers' fees generally and the fees payable under the New Investment Advisory Agreement; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the AIG Merger.


   AGAM is a wholly owned subsidiary of American General. Prior to the AIG Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. SAAMCo is the investment adviser for the Acquiring Funds. SAAMCo has been in the business of investment management since 1982 and as of June 30, 2001, managed, advised and/or administered approximately $28.5 billion of assets. AIG, SAAMCo's parent, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.


                              THE REORGANIZATIONS

What Shareholders of an Acquired Fund Will Receive in a Reorganization


   If shareholders approve their Fund's Reorganization and the Reorganization takes place:


  . The Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the Acquired Fund;

  . Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund;


  . Shareholders holding Class A, Class B, Class C and Institutional Class I shares of the Acquired Fund will receive Class A, Class B, Class II and Class I shares, respectively, of the Acquiring Fund (the "Corresponding Shares"); and


  . Corresponding Shares received by shareholders of the Acquired Fund will have the same aggregate net asset value as the shares of the Acquired Fund held immediately prior to the Reorganization.


   No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code"). This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization.



Reasons for the Reorganizations

   On August 2, 2001, the NAF Board unanimously approved each Reorganization, subject to shareholder approval and completion of the AIG Merger. The NAF Board, including all of the NAF Independent Trustees (as defined below), has determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, has determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time (as defined in the Plans). Although, as a result of the Reorganizations, a shareholder of an Acquired Fund may receive Corresponding Shares which represent a smaller percentage of ownership in the respective Acquiring Fund than he or she held in that Acquired Fund prior to the respective Reorganization, the total dollar value of the shares will be the same. The NAF Independent Trustees are the Trustees who are not "interested persons" of North American Funds (within the meaning of the Investment Company Act).


   The NAF Board unanimously recommends that you vote FOR the Plan relating to the Reorganization involving your Fund. Your Board of Trustees has based this recommendation on its consideration of the principal reasons underlying each Reorganization, including the following:


  . the fact that following each Reorganization, shareholders of each Acquired Fund would remain invested in a mutual fund having substantially the same or similar investment objective and similar investment techniques;


  . the fees and expenses of the Acquired Funds, the Acquiring Funds and the Combined Funds;


  . potential benefits to shareholders likely to result from each Reorganization, such as the potential for reduced operating expenses over time due to economies of scale; and


  . the fact that the Reorganizations will not result in dilution of the interests of Acquired Fund shareholders.


For a more detailed discussion of the factors considered by your Board in approving the Reorganizations, see "Proposals Nos. 2(a)-(d): The
Reorganizations " below.


   If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that (i) AGAM will continue to serve as the investment adviser of the Acquired Funds until the closing of the Reorganizations (which is currently anticipated to occur during the fourth calendar quarter of 2001), (ii) the Reorganizations will occur as soon as practicable thereafter, provided that the Funds have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set forth in the Plans, and (iii) after the consummation of the Reorganizations, SAAMCo will manage the assets of the Acquired Funds as part of the Combined Funds. The Plans may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined herein), (i) by mutual agreement of the NAF Board and the Board of Trustees of SunAmerica Equity Funds (the "SunAmerica Board"); (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

                          FEE TABLES AND EXAMPLES


 Actual Fee Table for Shareholders of each of the Acquired Funds + and each of the Acquiring Funds

  (as of September 30, 2000) and Pro Forma Fee Table for each of the Combined
                                   Funds


                         (as of March 31, 2001) *



                                 Class A Shares                Class B Shares
                                 --------------                --------------
                                Actual        Pro Forma       Actual        Pro Forma
                          ------------------- --------- ------------------- ---------
                                   SunAmerica                    SunAmerica
                            NAF     Balanced  Balanced    NAF     Balanced  Balanced
                          Balanced   Assets   Combined  Balanced   Assets   Combined
                            Fund      Fund      Fund      Fund      Fund      Fund
                          -------- ---------- --------- -------- ---------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price) (1).............    5.75%     5.75%     5.75%     None      None      None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is lower)
 (2)....................    None      None      None      5.00%     5.00%     5.00%
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...    None      None      None      None      None      None
Redemption Fee (3)......    None      None      None      None      None      None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........    0.77%     0.73%     0.73%     0.77%     0.73%     0.73%
 Distribution and/or
  Service (12b-1) Fees
  (4)...................    0.35%     0.35%     0.35%     1.00%     1.00%     1.00%
 Other Expenses.........    0.61%     0.36%     0.35%     0.61%     0.33%     0.33%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........    1.73%     1.44%     1.43%     2.38%     2.06%     2.06%
Expense Reimbursement
 (5)....................    0.02%      --        --       0.02%      --        --
Net Expenses............    1.71%     1.44%     1.43%     2.36%     2.06%     2.06%

 Actual Fee Table for Shareholders of each of the Acquired Funds + and each of the Acquiring Funds

  (as of September 30, 2000) and Pro Forma Fee Table for each of the Combined
                                   Funds


                         (as of March 31, 2001) *



                                                        Institutional Class I/Class I
                             Class C/Class II Shares               Shares
                          ----------------------------- -----------------------------
                                Actual        Pro Forma       Actual        Pro Forma
                          ------------------- --------- ------------------- ---------
                                   SunAmerica                    SunAmerica
                            NAF     Balanced  Balanced    NAF     Balanced  Balanced
                          Balanced   Assets   Combined  Balanced   Assets   Combined
                            Fund      Fund      Fund      Fund      Fund     Fund **
                          -------- ---------- --------- -------- ---------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price) (1).............    None     1.00%      1.00%     None      N/A        None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is lower)
 (2)....................   1.00%     1.00%      1.00%     None      N/A        None
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...    None      None       None     None      N/A        None
Redemption Fee (3)......    None      None       None     None      N/A        None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........   0.77%     0.73%      0.73%    0.77%      N/A       0.73%
 Distribution and/or
  Service (12b-1) Fees
  (4)...................   1.00%     1.00%      1.00%     None      N/A        None
 Other Expenses.........   0.61%     0.39%      0.38%    0.86%      N/A       0.77%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........   2.38%     2.12%      2.11%    1.63%      N/A       1.50%
Expense Reimbursement
 (5)(6).................   0.02%     0.07%        --     0.02%      N/A       0.17%
Net Expenses............   2.36%     2.05%      2.11%    1.61%      N/A       1.33%

   These examples are intended to help you compare the cost of investing in the Balanced Funds with the cost of investing in other mutual funds.


Examples:


   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:


                              Cumulative Expenses Paid for the Period of:
                             --------------------------------------------------
                              1 Year     3 Years     5 Years     10 Years (b)
                             ---------  ----------- ----------- ---------------
Expenses if you did redeem
 your shares at the end of
 the period:
Class A Shares
  NAF Balanced Fund (a).....  $     739 $     1,087 $     1,458    $     2,497
  SunAmerica Balanced Assets
   Fund.....................        713       1,004       1,317          2,200
  Pro Forma Balanced
   Combined Fund #..........        712       1,001       1,312          2,190
Class B Shares
  NAF Balanced Fund (a).....  $     739 $     1,141 $     1,469    $     2,553
  SunAmerica Balanced Assets
   Fund.....................        709         946       1,308          2,231
  Pro Forma Balanced
   Combined Fund #..........        709         946       1,308          2,228
Class C/Class II Shares
  NAF Balanced Fund (a).....  $     339 $       741 $     1,269    $     2,715
  SunAmerica Balanced Assets
   Fund (a).................        406         736       1,192          2,455
  Pro Forma Balanced
   Combined Fund #..........        412         754       1,223          2,517
Institutional Class I/Class
 I Shares
  NAF Balanced Fund (a).....  $     164 $       512 $       885    $     1,931
  SunAmerica Balanced Assets
   Fund.....................        N/A         N/A         N/A            N/A
  Pro Forma Balanced
   Combined Fund (a)#.......        135         421         729          1,601



                              Cumulative Expenses Paid for the Period of:
                             --------------------------------------------------
                              1 Year     3 Years     5 Years     10 Years (b)
                             ---------  ----------- ----------- ---------------
Expenses if you did not
 redeem your shares at the
 end of the period:
Class A Shares
  NAF Balanced Fund (a).....  $     739 $     1,087 $     1,458    $     2,497
  SunAmerica Balanced Assets
   Fund.....................        713       1,004       1,317          2,200
  Pro Forma Balanced
   Combined Fund #..........        712       1,001       1,312          2,190
Class B Shares
  NAF Balanced Fund (a).....  $     239 $       741 $     1,269    $     2,553
  SunAmerica Balanced Assets
   Fund.....................        209         646       1,108          2,231
  Pro Forma Balanced
   Combined Fund #..........        209         646       1,108          2,228
Class C/Class II Shares
  NAF Balanced Fund (a).....  $     239 $       741 $     1,269    $     2,715
  SunAmerica Balanced Assets
   Fund (a).................        306         736       1,192          2,455
  Pro Forma Balanced
   Combined Fund #..........        312         754       1,223          2,517
Institutional Class I/Class
 I Shares
  NAF Balanced Fund (a).....  $     164 $       512 $       885    $     1,931
  SunAmerica Balanced Assets
   Fund.....................        N/A         N/A         N/A            N/A
  Pro Forma Balanced
   Combined Fund (a)#.......        135         421         729          1,601

 Actual Fee Table for Shareholders of each of the Acquired Funds + and each of the Acquiring Funds

  (as of September 30, 2000) and Pro Forma Fee Table for each of the Combined
                                   Funds


                         (as of March 31, 2001) *



                                  Class A Shares                 Class B Shares
                          ------------------------------ ------------------------------
                                 Actual        Pro Forma        Actual        Pro Forma
                          -------------------- --------- -------------------- ---------
                             NAF    SunAmerica Blue Chip    NAF    SunAmerica Blue Chip
                          Large Cap Blue Chip   Growth   Large Cap Blue Chip   Growth
                           Growth     Growth   Combined   Growth     Growth   Combined
                            Fund       Fund      Fund      Fund       Fund      Fund
                          --------- ---------- --------- --------- ---------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of
 offering price) (1)....    5.75%     5.75%      5.75%      None      None       None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is lower)
 (2)....................     None      None       None     5.00%     5.00%      5.00%
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...     None      None       None      None      None       None
Redemption Fee (3)......     None      None       None      None      None       None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........    0.90%     0.75%      0.75%     0.90%     0.75%      0.75%
 Distribution and/or
  Service (12b-1) Fees
  (4)...................    0.35%     0.35%      0.35%     1.00%     1.00%      1.00%
 Other Expenses.........    0.61%     0.33%      0.33%     0.61%     0.34%      0.34%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........    1.86%     1.43%      1.43%     2.51%     2.09%      2.09%
Expense Reimbursement
 (5)....................    0.49%       --         --      0.49%       --         --
Net Expenses............    1.37%     1.43%      1.43%     2.02%     2.09%      2.09%

 Actual Fee Table for Shareholders of each of the Acquired Funds + and each of the Acquiring Funds (as of September 30, 2000) and Pro Forma Fee Table for each of the Combined Funds


                         (as of March 31, 2001) *



                            Class C/Class II Shares   Institutional Class I/Class I Shares
                          --------------------------- -----------------------------------------
                               Actual       Pro Forma         Actual                Pro Forma
                          ----------------- --------- ---------------------------  ------------
                           NAF
                          Large  SunAmerica Blue Chip NAF Large                     Blue Chip
                           Cap   Blue Chip   Growth      Cap         SunAmerica       Growth
                          Growth   Growth   Combined   Growth         Blue Chip      Combined
                           Fund     Fund      Fund      Fund         Growth Fund     Fund **
                          ------ ---------- --------- ------------  -------------  ------------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price) (1).............   None    1.00%      1.00%           None            N/A            None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is lower)
 (2)....................  1.00%    1.00%      1.00%           None            N/A            None
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...   None     None       None           None            N/A            None
Redemption Fee (3)......   None     None       None           None            N/A            None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........  0.90%    0.75%      0.75%          0.90%            N/A           0.75%
 Distribution and/or
  Service (12b-1) Fees
  (4)...................  1.00%    1.00%      1.00%           None            N/A            None
 Other Expenses.........  0.61%    0.59%      0.41%          0.86%            N/A           0.68%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........  2.51%    2.34%      2.16%          1.76%            N/A           1.43%
Expense Reimbursement
 (5)(6).................  0.49%    0.17%        --           0.49%            N/A           0.10%
Net Expenses............  2.02%    2.17%      2.16%          1.27%            N/A           1.33%

   These examples are intended to help you compare the cost of investing in the Large Cap Growth Funds with the cost of investing in other mutual funds.


Examples:


   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:


                              Cumulative Expenses Paid for the Period of:
                             --------------------------------------------------
                              1 Year     3 Years     5 Years     10 Years (b)
                             ---------  ----------- ----------- ---------------
Expenses if you did redeem
 your shares at the end of
 the period:
Class A Shares
  NAF Large Cap Growth Fund
   (a)......................  $     706 $     1,081 $     1,480    $     2,592
  SunAmerica Blue Chip
   Growth Fund..............        712       1,001       1,312          2,190
  Pro Forma Combined Blue
   Chip Growth Fund #.......        712       1,001       1,312          2,190
Class B Shares
  NAF Large Cap Growth Fund
   (a)......................  $     705 $     1,135 $     1,492    $     2,649
  SunAmerica Blue Chip
   Growth Fund..............        712         955       1,324          2,252
  Pro Forma Combined Blue
   Chip Growth Fund #.......        712         955       1,324          2,252
Class C/Class II Shares
  NAF Large Cap Growth Fund
   (a)......................  $     305 $       735 $     1,292    $     2,809
  SunAmerica Blue Chip
   Growth Fund (a)..........        418         772       1,253          2,578
  Pro Forma Combined Blue
   Chip Growth Fund #.......        417         769       1,248          2,568
Institutional Class I/Class
 I Shares
  NAF Large Cap Growth Fund
   (a)......................  $     129 $       506 $       908    $     2,033
  SunAmerica Blue Chip
   Growth Fund..............        N/A         N/A         N/A            N/A
  Pro Forma Combined Blue
   Chip Growth Fund (a)#....        135         421         729          1,601



                                             Cumulative Expenses Paid for the
                                                        Period of:
                                             ---------------------------------
                                                      3      5
                                             1 Year Years  Years  10 Years (b)
                                             ------ ------ ------ ------------
Expenses if you did not redeem your shares
 at the end of the period:
Class A Shares
  NAF Large Cap Growth Fund (a).............  $706  $1,081 $1,480    $2,592
  SunAmerica Blue Chip Growth Fund..........   712   1,001  1,312     2,190
  Pro Forma Combined Blue Chip Growth Fund
   #........................................   712   1,001  1,312     2,190
Class B Shares
  NAF Large Cap Growth Fund (a).............  $205  $  735 $1,292    $2,649
  SunAmerica Blue Chip Growth Fund..........   212     655  1,124     2,252
  Pro Forma Combined Blue Chip Growth Fund
   #........................................   212     655  1,124     2,252
Class C/Class II Shares
  NAF Large Cap Growth Fund (a).............  $205  $  735 $1,292    $2,809
  SunAmerica Blue Chip Growth Fund (a)......   318     772  1,253     2,578
  Pro Forma Combined Blue Chip Growth Fund
   #........................................   317     769  1,248     2,568
Institutional Class I/Class I Shares
  NAF Large Cap Growth Fund (a).............  $129  $  506 $  908    $2,033
  SunAmerica Blue Chip Growth Fund..........   N/A     N/A    N/A       N/A
  Pro Forma Combined Blue Chip Growth Fund
   (a)#.....................................   135     421    729     1,601

 Actual Fee Table for Shareholders of each of the Acquired Funds + and each of the Acquiring Funds (as of September 30, 2000) and Pro Forma Fee Table for each of the Combined Funds (as of March 31, 2001) *



                                Class A Shares              Class B Shares
                          --------------------------- ---------------------------
                               Actual       Pro Forma      Actual       Pro Forma
                          ----------------- --------- ----------------- ---------
                           NAF               Growth    NAF               Growth
                          Growth SunAmerica    and    Growth SunAmerica    and
                            &    Growth and  Income     &    Growth and  Income
                          Income   Income   Combined  Income   Income   Combined
                           Fund     Fund      Fund     Fund     Fund      Fund
                          ------ ---------- --------- ------ ---------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price) (1).............  5.75%    5.75%      5.75%    None     None       None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is lower)
 (2)....................   None     None       None   5.00%    5.00%      5.00%
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...   None     None       None    None     None       None
Redemption Fee (3)......   None     None       None    None     None       None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........  0.67%    0.75%      0.73%   0.67%    0.75%      0.73%
 Distribution and/or
  Service (12b-1) Fees
  (4)...................  0.35%    0.35%      0.35%   1.00%    1.00%      1.00%
 Other Expenses.........  0.63%    0.34%      0.34%   0.63%    0.32%      0.32%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........  1.65%    1.44%      1.42%   2.30%    2.07%      2.05%
Expense Reimbursement
 (5)....................  0.19%      --         --    0.19%      --         --
Net Expenses............  1.46%    1.44%      1.42%   2.11%    2.07%      2.05%

 Actual Fee Table for Shareholders of each of the Acquired Funds + and each of the Acquiring Funds

  (as of September 30, 2000) and Pro Forma Fee Table for each of the Combined
                                   Funds


                         (as of March 31, 2001) *



                                                       Institutional Class I/Class
                            Class C/Class II Shares             I Shares
                          ---------------------------- ---------------------------
                                Actual       Pro Forma      Actual       Pro Forma
                          ------------------ --------- ----------------- ---------
                            NAF               Growth    NAF               Growth
                          Growth  SunAmerica    and    Growth SunAmerica    and
                             &    Growth and  Income     &    Growth and  Income
                           Income   Income   Combined  Income   Income   Combined
                           Fund      Fund      Fund     Fund     Fund     Fund **
                          ------- ---------- --------- ------ ---------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price) (1).............    None    1.00%      1.00%    None     N/A        None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is
 lower) (2).............   1.00%    1.00%      1.00%    None     N/A        None
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...    None     None       None    None     N/A        None
Redemption Fee (3)......    None     None       None    None     N/A        None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........   0.67%    0.75%      0.73%   0.67%     N/A       0.73%
 Distribution and/or
  Service (12b-1) Fees
  (4)...................   1.00%    1.00%      1.00%    None     N/A        None
 Other Expenses.........   0.63%    0.36%      0.34%   0.88%     N/A       0.68%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........   2.30%    2.11%      2.07%   1.55%     N/A       1.41%
Expense
 Reimbursement (5)(6)...   0.19%    0.01%        --    0.19%     N/A       0.09%
Net Expenses............   2.11%    2.10%      2.07%   1.36%     N/A       1.32%

   These examples are intended to help you compare the cost of investing in the Growth and Income Funds with the cost of investing in other mutual funds.


Examples:


   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:

                              Cumulative Expenses Paid for the Period of:
                             --------------------------------------------------
                              1 Year     3 Years     5 Years     10 Years (b)
                             ---------  ----------- ----------- ---------------
Expenses if you did redeem
 your shares at the end of
 the period:
Class A Shares
  NAF Growth & Income Fund
   (a)......................  $     715 $     1,048 $     1,404    $     2,402
  SunAmerica Growth and
   Income Fund..............        713       1,004       1,317          2,200
  Pro Forma Combined Growth
   and Income Fund #........        711         999       1,307          2,179
Class B Shares
  NAF Growth & Income Fund
   (a)......................  $     714 $     1,100 $     1,413    $     2,458
  SunAmerica Growth and
   Income Fund..............        710         949       1,314          2,239
  Pro Forma Combined Growth
   and Income Fund #........        708         943       1,303          2,218
Class C/Class II Shares
  NAF Growth & Income Fund
   (a)......................  $     314 $       700 $     1,213    $     2,621
  SunAmerica Growth and
   Income Fund (a)..........        411         751       1,218          2,507
  Pro Forma Combined Growth
   and Income Fund #........        408         742       1,202          2,476
Institutional Class I/Class
 I Shares
  NAF Growth & Income Fund
   (a)......................  $     138 $       471 $       827    $     1,829
  SunAmerica Growth and
   Income Fund..............        N/A         N/A         N/A            N/A
  Pro Forma Combined Growth
   and Income Fund (a)#.....        134         418         723          1,590



                            Cumulative Expenses Paid for the Period of:
                            ---------------------------------------------------
                             1 Year     3 Years      5 Years      10 Years (b)
                            ---------  -----------  -----------  --------------
Expenses if you did not
 redeem your shares at the
 end of the period:
Class A Shares
  NAF Growth & Income Fund
   (a)....................   $     715 $     1,048  $     1,404     $     2,402
  SunAmerica Growth and
   Income Fund............         713       1,004        1,317           2,200
  Pro Forma Combined
   Growth and Income Fund
   #......................         711         999        1,307           2,179
Class B Shares
  NAF Growth & Income Fund
   (a)....................   $     214 $       700  $     1,213     $     2,458
  SunAmerica Growth and
   Income Fund............         210         649        1,114           2,239
  Pro Forma Combined
   Growth and Income Fund
   #......................         208         643        1,103           2,218
Class C/Class II Shares
  NAF Growth & Income Fund
   (a)....................   $     214 $       700  $     1,213     $     2,621
  SunAmerica Growth and
   Income Fund (a)........         311         751        1,218           2,507
  Pro Forma Combined
   Growth and Income Fund
   #......................         308         742        1,202           2,476
Institutional Class
 I/Class I Shares
  NAF Growth & Income Fund
   (a)....................   $     138 $       471  $       827     $     1,829
  SunAmerica Growth and
   Income Fund............         N/A         N/A          N/A             N/A
  Pro Forma Combined
   Growth and Income Fund
   (a)#...................         134         418          723           1,590

 Actual Fee Table for Shareholders of each of the Acquired Funds + and each of the Acquiring Funds

  (as of September 30, 2000) and Pro Forma Fee Table for each of the Combined
                                   Funds


                         (as of March 31, 2001) *



                                    Class A Shares                      Class B Shares
                          ----------------------------------- -----------------------------------
                                 Actual           Pro Forma          Actual           Pro Forma
                          --------------------- ------------- --------------------- -------------
                            NAF    SunAmerica                   NAF    SunAmerica
                          Mid Cap    Growth        Growth     Mid Cap    Growth        Growth
                          Growth  Opportunities Opportunities Growth  Opportunities Opportunities
                           Fund       Fund      Combined Fund  Fund       Fund      Combined Fund
                          ------- ------------- ------------- ------- ------------- -------------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price) (1).............   5.75%      5.75%         5.75%       None       None          None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is lower)
 (2)....................    None       None          None      5.00%      5.00%         5.00%
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...    None       None          None       None       None          None
Redemption Fee (3)......    None       None          None       None       None          None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........   0.93%      0.75%         0.75%      0.93%      0.75%         0.75%
 Distribution and/or
  Service (12b-1) Fees
  (4)...................   0.35%      0.35%         0.35%      1.00%      1.00%         1.00%
 Other Expenses.........   0.63%      0.33%         0.33%      0.63%      0.35%         0.35%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........   1.91%      1.43%         1.43%      2.56%      2.10%         2.10%
Expense
 Reimbursement (5)......   0.38%        --            --       0.38%        --            --
Net Expenses............   1.53%      1.43%         1.43%      2.18%      2.10%         2.10%

 Actual Fee Table for Shareholders of each of the Acquired Funds + and each of the Acquiring Funds

  (as of September 30, 2000) and Pro Forma Fee Table for each of the Combined
                                   Funds


                         (as of March 31, 2001) *



                                                                 Institutional Class I/Class I
                                Class C/Class II Shares                     Shares
                          ----------------------------------- -----------------------------------
                                 Actual           Pro Forma          Actual           Pro Forma
                          --------------------- ------------- --------------------- -------------
                            NAF    SunAmerica                   NAF    SunAmerica      Growth
                          Mid Cap    Growth        Growth     Mid Cap    Growth     Opportunities
                          Growth  Opportunities Opportunities Growth  Opportunities Combined Fund
                           Fund       Fund      Combined Fund  Fund       Fund           **
                          ------- ------------- ------------- ------- ------------- -------------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price) (1).............    None      1.00%         1.00%       None       N/A           None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is lower)
 (2)....................   1.00%      1.00%         1.00%       None       N/A           None
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...    None       None          None       None       N/A           None
Redemption Fee (3)......    None       None          None       None       N/A           None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........   0.93%      0.75%         0.75%      0.93%       N/A          0.75%
 Distribution and/or
  Service (12b-1) Fees
  (4)...................   1.00%      1.00%         1.00%       None       N/A           None
 Other Expenses.........   0.63%      0.35%         0.35%      0.88%       N/A          0.74%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........   2.56%      2.10%         2.10%      1.81%       N/A          1.49%
Expense
 Reimbursement (5)(6)...   0.38%      0.01%           --       0.38%       N/A          0.16%
Net Expenses............   2.18%      2.09%         2.10%      1.43%       N/A          1.33%

   These examples are intended to help you compare the cost of investing in the Mid Cap Growth Funds with the cost of investing in other mutual funds.


Examples:


   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:


                                             Cumulative Expenses Paid for the
                                                        Period of:
                                             ---------------------------------
                                                      3      5
                                             1 Year Years  Years  10 Years (b)
                                             ------ ------ ------ ------------
Expenses if you did redeem your shares at
 the end of the period:
Class A Shares
  NAF Mid Cap Growth Fund (a)...............  $722  $1,106 $1,514    $2,650
  SunAmerica Growth Opportunities Fund......   712   1,001  1,312     2,190
  Pro Forma Combined Growth Opportunities
   Fund #...................................   712   1,001  1,312     2,190
Class B Shares
  NAF Mid Cap Growth Fund (a)...............  $721  $1,160 $1,526    $2,708
  SunAmerica Growth Opportunities Fund......   713     958  1,329     2,260
  Pro Forma Combined Growth Opportunities
   Fund #...................................   713     958  1,329     2,260
Class C/Class II Shares
  NAF Mid Cap Growth Fund (a)...............  $321  $  760 $1,326    $2,867
  SunAmerica Growth Opportunities Fund (a)..   410     748  1,212     2,497
  Pro Forma Combined Growth Opportunities
   Fund #...................................   411     751  1,218     2,507
Institutional Class I/Class I Shares
  NAF Mid Cap Growth Fund (a)...............  $146  $  533 $  945    $2,095
  SunAmerica Growth Opportunities Fund......   N/A     N/A    N/A       N/A
  Pro Forma Combined Growth Opportunities
   Fund (a)#................................   135     421    729     1,601



                                             Cumulative Expenses Paid for the
                                                        Period of:
                                             ---------------------------------
                                                      3      5
                                             1 Year Years  Years  10 Years (b)
                                             ------ ------ ------ ------------
Expenses if you did not redeem your shares
 at the end of the period:
Class A Shares
  NAF Mid Cap Growth Fund (a)...............  $722  $1,106 $1,514    $2,650
  SunAmerica Growth Opportunities Fund......   712   1,001  1,312     2,190
  Pro Forma Combined Growth Opportunities
   Fund #...................................   712   1,001  1,312     2,190
Class B Shares
  NAF Mid Cap Growth Fund (a)...............  $221  $  760 $1,326    $2,708
  SunAmerica Growth Opportunities Fund......   213     658  1,129     2,260
  Pro Forma Combined Growth Opportunities
   Fund #...................................   213     658  1,129     2,260
Class C/Class II Shares
  NAF Mid Cap Growth Fund (a)...............  $221  $  760 $1,326    $2,867
  SunAmerica Growth Opportunities Fund (a)..   310     748  1,212     2,497
  Pro Forma Combined Growth Opportunities
   Fund #...................................   311     751  1,218     2,507
Institutional Class I/Class I Shares
  NAF Mid Cap Growth Fund (a)...............  $146  $  533 $  945    $2,095
  SunAmerica Growth Opportunities Fund......   N/A     N/A    N/A       N/A
  Pro Forma Combined Growth Opportunities
   Fund (a)#................................   135     421    729     1,601

--------

+  As reflected in the Acquired Funds Prospectuses.


* "Other Expenses," "Total Annual Fund Operating Expenses Before Expense Reimbursement" and "Expense Reimbursement" are estimated for each of the Combined Funds.


** The Acquiring Funds do not currently offer Class I shares. Each Combined
   Fund will commence offering Class I shares upon completion of the applicable Reorganization.


(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.


(2) With respect to the Acquired Funds, (i) purchases of Class A shares of $1 million or more are subject to a CDSC of 1.00% on redemptions made within one year of purchase, (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquired Funds' CDSC schedule set forth under "Proposals Nos. 2(a)-(d):
    Approval of the Plans," and (iii) the CDSC on Class C shares applies only if shares are redeemed within one year of their purchase. See the Acquired Funds Prospectuses for more information regarding the CDSCs applicable to the Acquired Funds. The CDSC schedules applicable to Class A, Class B and Class C shares of an Acquired Fund will continue to apply to the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the corresponding Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS (as defined below). Future purchases of Class A, Class B or Class II shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund.


  With respect to the Acquiring Funds (and to future purchases of Class A, Class B or Class II shares of the Combined Funds after the closing of the Reorganizations), (i) purchases of Class A shares of $1 million or more are subject to a CDSC on redemptions made within two years of purchase (1.00% on shares sold within one year of purchase and 0.50% on shares sold after the first year and within the second year after purchase), (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquiring Funds' CDSC schedule set forth under "Proposals Nos. 2(a)-(d): Approval of the Plans," and (iii) the CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See the Acquiring Funds Prospectus for more information about the CDSCs applicable to the Acquiring Funds and the Combined Funds.


(3) In the case of the Acquiring Funds (and hence the Combined Funds) a $15.00 fee may be imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


(5) With respect to each Acquired Fund, amounts reflect AGAM's contractual obligation to waive, and to the extent necessary, reimburse certain fees and expenses of such Acquired Fund through February 28, 2002. If shareholders do not approve the Reorganizations, there is no assurance AGAM would continue to provide such fee reductions and expense reimbursements past such date.

(6) With respect to Class II shares of the Acquiring Funds and Class I shares of the Combined Funds, the SunAmerica Board, including a majority of the Trustees who are not "interested persons" of SunAmerica Equity Funds (within the meaning of the Investment Company Act) (the "SunAmerica Independent Trustees"), approved the Acquiring Funds' (and hence the Combined Funds') Investment Advisory and Management Agreement with SAAMCo subject to the net expense ratios set forth above. SunAmerica will waive fees and reimburse expenses should the Total Annual Fund Operating Expenses Before Expense Reimbursement be higher than the net expense ratio. SunAmerica may not increase such ratios, which are contractually required by agreement with the SunAmerica Board, without the approval of the SunAmerica

   Board, including a majority of the SunAmerica Independent Trustees. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the SunAmerica Board, including a majority of the SunAmerica Independent Trustees.


#  Assuming the Reorganization had taken place on March 31, 2001.


(a) Expenses used for the Example include fee waivers and expense reimbursements described in footnotes (5) and/or (6) above.


(b) Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.


   The foregoing Fee Tables are intended to assist investors in understanding the costs and expenses that a shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Funds would be assuming the Reorganizations were completed on March 31, 2001.


   The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Proposals Nos. 2(a)-(d): Approval of the Plans."

                                   THE FUNDS

Business of the Acquired Funds

   Each Acquired Fund is organized as a separate investment portfolio or series of North American Funds, a Massachusetts business trust, which was established on September 28, 1988 pursuant to its Declaration of Trust.

Business of the Acquiring Funds

   Each Acquiring Fund is organized as a separate investment portfolio or series of SunAmerica Equity Funds, a Massachusetts business trust, which was established on June 18, 1986 pursuant to its Declaration of Trust.


Comparison of the Funds

   A discussion of the investment objectives and principal investment policies of the Funds is set forth below. Those objectives and policies that are identified as fundamental may not be changed without shareholder approval. The investment objective of each of the Acquired Funds is fundamental and the investment objective of each of the Acquiring Funds is non-fundamental. Each of the Funds is diversified within the meaning of the Investment Company Act.

   The discussion below uses the terms "growth strategy" and "value strategy." A growth strategy refers to a strategy of investing in securities believed to offer the potential for capital appreciation. A growth strategy focuses on securities which are considered to have a historical record of above-average growth rate, to have significant growth potential; to have above-average earnings growth or value or the ability to sustain earnings growth, to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. A value strategy refers to a strategy of investing in securities believed to be undervalued in the market. A value strategy reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stock of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of large, well known companies with solid financial strength and generous dividend yields that have low price earnings ratios and have generally been overlooked by the market.


   The main differences between the Funds, each of which is discussed in more detail below, are as follows:


   With respect to the Balanced Funds,


  . while both Funds seek capital appreciation, the NAF Balanced Fund also seeks current income. The SunAmerica Balanced Assets Fund does not seek current income but does seek conservation of principal,


  . the NAF Balanced Fund is not focused on the common stock of companies with a particular size or market capitalization whereas the SunAmerica Balanced Assets Fund actively trades in common stocks that demonstrate the potential for capital appreciation issued by companies with over $1.5 billion in market capitalization.


   With respect to the Mid Cap Growth Funds,


  . the NAF Mid Cap Growth Fund and the SunAmerica Growth Opportunities Fund have different definitions for what constitutes a mid-cap company,


  . investments in technology companies may constitute a more significant portion of the SunAmerica Growth Opportunities Fund's portfolio than the NAF Mid Cap Growth Fund's portfolio, and


  . a significant portion of the SunAmerica Growth Opportunities Fund's assets may also be invested in common stocks of small-cap and large-cap companies.

   The principal investment strategies of the NAF Large Cap Growth Fund and the NAF Growth & Income Fund are substantially similar to the principal investment strategies of the SunAmerica Blue Chip Growth Fund and the SunAmerica Growth and Income Fund, respectively.


                                 Balanced Funds

 Investment Objectives

   The NAF Balanced Fund seeks to provide its shareholders with current income and capital appreciation, while the SunAmerica Balanced Assets Fund seeks to provide its shareholders with capital appreciation and conservation of principal. Although the NAF Balanced Fund seeks current income while the SunAmerica Balanced Assets Fund does not, both Funds seek capital appreciation and pursue their objectives through similar strategies.


 Investment Policies

   Strategies. Both Balanced Funds pursue their respective investment objectives by investing in a combination of common stocks and fixed-income securities.

   Equity Securities. The portion of the NAF Balanced Fund's portfolio invested in equity securities emphasizes U.S. and foreign common stocks of companies that the NAF Balanced Fund's subadviser believes to have better-than-average earnings growth potential, as well as companies within industries believed to be well-positioned for the current and expected economic climate. This may be considered to be a growth strategy. The SunAmerica Balanced Assets Fund also selects equity securities as part of its asset allocation by using a growth strategy. The principal difference between the two Balanced Funds' strategy relating to equity securities is that unlike the NAF Balanced Fund which is not focused on companies with a particular size or market capitalization, the SunAmerica Balanced Assets Fund actively trades in common stocks that demonstrate the potential for capital appreciation issued by companies with over $1.5 billion in market capitalization.


   Fixed-Income Securities. Both Funds invest at least 25% of their assets in senior fixed-income securities, primarily investment grade debt securities. The fixed income component of the SunAmerica Balanced Assets Fund may exceed 25% when the Fund's adviser believes such an adjustment in portfolio mix to be necessary in order to conserve principal, such as in anticipation of a decline in the equities market.


                             Large Cap Growth Funds

 Investment Objectives

   The NAF Large Cap Growth Fund seeks long-term capital growth and the SunAmerica Blue Chip Growth Fund seeks capital appreciation. These investment objectives are substantially similar.

 Investment Policies

   Strategies. Both Large Cap Growth Funds pursue their respective investment objectives through a growth strategy by investing primarily in common stocks of large-cap companies (approximately $9 billion or more in market capitalization).

   Equity Securities. The NAF Large Cap Growth Fund invests at least 65% of its total assets in the common stocks of well-established, high-quality growth companies whose earnings are expected by the Fund's subadviser to increase faster than the market average. The SunAmerica Blue Chip Growth Fund actively trades in common stocks of large-cap companies that offer the potential for capital appreciation. These strategies are substantially similar.

                            Growth and Income Funds

 Investment Objectives

   The NAF Growth & Income Fund seeks long-term growth of capital and income consistent with prudent investment risk, while the SunAmerica Growth and Income Fund seeks to provide its shareholders with capital appreciation and current income. These investment objectives are substantially similar.

 Investment Policies

   Strategies. Both Growth and Income Funds pursue their respective investment objectives by investing primarily in dividend-paying common stocks of U.S. issuers.

   Equity Securities. The NAF Growth & Income Fund typically invests in a diversified portfolio of common stocks of larger U.S. companies that the Fund's subadviser believes are of high quality. The NAF Growth & Income Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. The SunAmerica Growth and Income Fund selects equity securities by using a growth and value strategy. The SunAmerica Growth and Income Fund actively trades in common stocks that offer the potential for capital appreciation and that are believed to be undervalued. These strategies are substantially similar.


                              Mid Cap Growth Funds

 Investment Objectives

   The investment objective of the NAF Mid Cap Growth Fund is long-term capital appreciation, while the investment objective of the SunAmerica Growth Opportunities Fund is capital appreciation. These investment objectives are substantially similar.

 Investment Policies

   Strategies. Both Mid Cap Growth Funds pursue their respective investment objectives by investing in common stocks of mid-cap companies that offer the potential for capital appreciation. The principal difference between these strategies is in the way that each Mid Cap Growth Fund defines a mid-cap company. The NAF Mid Cap Growth Fund considers mid-cap companies to be those that have market capitalizations ranging from approximately $2 billion to $15 billion, whereas the SunAmerica Growth Opportunities Fund considers mid-cap companies to be those with market capitalizations within the Style Box categories designed by Morningstar, Inc. Currently, this range is between approximately $1.4 billion and $9.9 billion. Both Mid Cap Growth Funds select securities using a growth strategy.


   Equity Securities. The core of the NAF Mid Cap Growth Fund's portfolio will be invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The NAF Mid Cap Growth Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the NAF Mid Cap Growth Fund's investments usually will be bought and sold frequently, which may cause the Fund to incur higher trading costs and/or to have a relatively high amount of short-term capital gains, which are generally taxable at ordinary income tax rates. The SunAmerica Growth Opportunities Fund invests in common stocks that demonstrate the potential for capital appreciation, issued generally by mid-cap companies. One of the principal differences between the Mid Cap Growth Funds' strategy relating to equity securities is that although both Mid Cap Growth Funds may invest in technology companies, such investments may at times constitute a significant portion of the SunAmerica Growth Opportunities Fund's portfolio. Another principal difference is that a significant portion of the SunAmerica Growth Opportunities

Fund's assets also may be invested in common stocks of small-cap and large-cap companies. Within the Style Box categories designed by Morningstar, Inc., the capitalization ranges are currently below $1.4 billion for small-cap companies and $9.9 billion or more for large-cap companies.


                                   All Funds

 Principal Risk Factors

   For a discussion of the principal risks of investing in each Fund, see "Principal Risk Factors and Special Considerations."

 Trustees and Officers

   Each of North American Funds and SunAmerica Equity Funds is governed by a Board of Trustees that meets regularly to review its respective Funds' investments, performance, expenses, and other business affairs. Each Board of Trustees elects its respective Funds' officers.

 Management Arrangements

   Comparison of Management and Administrative Arrangements and Fees. AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund. See "Proposals Nos. 2(a)-(d): Approval of the Plans" for more detailed information regarding the advisory arrangements of the Funds.


   The table below sets forth the fees, as a percentage of average daily net assets, payable by each Acquired Fund and Acquiring Fund to AGAM and SAAMCo, respectively, for their management and administrative services:



                                          Advisory Fee:
                         ------------------------------------------------
                                                  Between      Between      Between    Excess
                                   Between $50  $200 Million $350 Million $500 Million  over
                         First $50 Million and      and          and          and       $700
Fund:                     Million  $200 Million $350 Million $500 Million $700 Million Million
-----                    --------- ------------ ------------ ------------ ------------ -------
NAF Balanced Fund.......  0.775%      0.725%       0.675%       0.675%       0.625%    0.625%
SunAmerica Balanced
 Assets Fund............  0.750%      0.750%       0.750%       0.700%       0.700%    0.650%

NAF Large Cap Growth
 Fund...................  0.900%      0.850%       0.825%       0.825%       0.800%    0.800%
SunAmerica Blue Chip
 Growth Fund............  0.750%      0.750%       0.750%       0.700%       0.700%    0.650%

NAF Growth & Income
 Fund...................  0.725%      0.675%       0.625%       0.625%       0.550%    0.550%
SunAmerica Growth and
 Income Fund............  0.750%      0.750%       0.750%       0.700%       0.700%    0.650%

NAF Mid Cap Growth
 Fund...................  0.925%      0.900%       0.875%       0.875%       0.850%    0.850%
SunAmerica Growth
 Opportunities Fund.....  0.750%      0.750%       0.750%       0.700%       0.700%    0.650%


   The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds. After the Reorganizations, the net assets of each Combined Fund will increase by the amount of the net assets of the respective Acquired Fund. With respect to the Growth and Income Combined Fund, this increase in net assets may cause a lower advisory fee rate to apply in accordance with the breakpoint schedule referenced above. The table below sets forth the pro forma effective fee rate of each Combined Fund as of March 31, 2001, as a percentage of average daily net assets, assuming the Reorganizations had been completed as of such date:


Combined Fund:                           Pro Forma Effective Advisory Fee Rate:
Combined Balanced Fund.................. 0.73%
Combined Blue Chip Growth Fund.......... 0.75%
Combined Growth and Income Fund......... 0.73%
Combined Growth Opportunities Fund...... 0.75%

   Investment Advisory Agreements. The investment advisory agreement between SunAmerica Equity Funds on behalf of the Acquiring Funds and SAAMCo (the "SunAmerica Investment Advisory Agreement") is similar to both the New and Previous Investment Advisory Agreements applicable to the Acquired Funds (collectively, the "NAF Investment Advisory Agreement"), except for certain matters including the advisory fees, the effective dates, and the identity of the adviser. See "Proposals Nos. 2(a)-(d): Approval of the Plans" for further discussion regarding these agreements.


   Subadvisory Arrangements. Under a "Manager of Managers" order granted to the Acquired Funds by the Commission, AGAM is permitted to change unaffiliated subadvisers or the fees paid to subadvisers without obtaining shareholder approval. AGAM has ultimate responsibility under the "Manager of Managers" structure to oversee the subadvisers, including making recommendations to the NAF Board regarding the hiring, termination and replacement of subadvisers. The subadvisory fees are paid out of AGAM's advisory fee at no additional cost to the Acquired Funds or their shareholders. See "Proposals Nos. 2(a)-(d):
Approval of the Plans" for additional information regarding the Acquired Funds' subadvisory arrangements. Although SAAMCo is also authorized to appoint subadvisers for SunAmerica Equity Funds under a separate "Manager of Managers" order granted by the Commission, as of the date hereof, SAAMCo has not appointed any subadvisers for any of the Acquiring Funds and does not presently rely on that order in connection with SunAmerica Equity Funds. If shareholders approve the Reorganizations, the portfolios of the Acquired Funds will be managed by SAAMCo as part of the Combined Funds following completion of the Reorganizations.


 Distribution and Shareholder Servicing Arrangements

   Distributor. American General Funds Distributors, Inc. ("AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. ("SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. See "Proposals Nos. 2(a)-(d): Approval of the Plans" for additional information regarding the Funds' distribution arrangements.


   Shareholder Servicing Fees for Class I. AGAM provides certain recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the Acquired Funds. SACS will provide these services after the Reorganization with respect to Class I shares of the Combined Funds. See "Proposals Nos. 2(a)-(d): Approval of the Plans" for additional information regarding these services.


 Other Service Agreements with Affiliates

   SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SAAMCo, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street"), the transfer agent and custodian of the Acquiring Funds, in connection with certain services offered to the shareholders of the Acquiring Funds. See "Proposals Nos. 2(a)-(d): Approval of the Plans" for additional information regarding these service agreements.


 Other

   Shares. As with all mutual funds, investors purchase shares when they invest in the Funds. Share certificates are not generally issued.

   Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and to cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of trustees, changes in fundamental policies, or approval of changes in investment advisory agreements.


   The table below sets forth the share classes currently offered by each of the Acquired Funds and the Acquiring Funds and the share classes that will be offered by the Combined Funds after consummation of the respective Reorganizations.



              Acquired Funds              Acquiring Funds*         Combined Funds
              --------------              ----------------         --------------
      A, B, C, Institutional Class I          A, B, II              A, B, II, I

--------

* The SunAmerica Growth and Income Fund also currently offers Class Z shares; however, Class Z of the SunAmerica Growth and Income Fund is not involved in the Reorganization relating to that Fund.


   Purchase of Shares. The procedures for purchasing shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(d): Approval of the Plans" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.


   Redemption of Shares. The procedures for redeeming shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(d): Approval of the Plans" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.


   Exchanges of Shares. The procedures for exchanging shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(d): Approval of the Plans" below, "Account Services" and "Section III: Investing in the North American Funds Institutional Classes of Shares" in the Acquired Funds Prospectuses and "Transaction Policies" in the Acquiring Funds Prospectus.


   Dividends. The Funds currently have the same or similar policies with respect to dividends. See "Proposals Nos. 2(a)-(d): Approval of the Plans" below, "Pricing of Shares" and "Dividends and Distributions from North American Funds" in the Acquired Funds Prospectuses and "Dividend Distribution and Account Policies" in the Acquiring Funds Prospectus.


   Net Asset Value. The price at which each Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share after receipt of the purchase or redemption order. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Time). For further discussion on net asset value and how it is determined, see "Proposals Nos. 2(a)-(d):
Approval of the Plans" below, "Pricing of Fund Shares" in the Acquired Funds Prospectuses and "Transaction Policies" in the Acquiring Funds Prospectus.


   Tax Considerations. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectuses.

   Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code. This means that in the opinion of counsel no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization. For a more detailed discussion regarding potential tax consequences of the Reorganizations, see "Proposals Nos. 2(a)-(d): Approval of the Plans."

               PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS

                 PRINCIPAL RISKS OF INVESTING IN THE FUNDS


   Many of the investment risks associated with an investment in an Acquired Fund are substantially the same as those associated with an investment in the respective Acquiring Fund. A discussion of the principal risks of investing in the Funds is set forth below. See the Acquired Funds Prospectuses, the Acquiring Funds Prospectus, the Acquired Funds Statement and the Acquiring Funds Statement for more detailed discussions of investment risks associated with an investment in the Funds. There is no guarantee that the investment objective of a Fund will be achieved or that the value of a shareholder's investment in the Fund will not decrease.


   The main differences in principal risks, each of which is discussed in more detail below, are: (i) with respect to the Balanced Funds, that the SunAmerica Balanced Assets Fund may be more subject to credit risk than the NAF Balanced Fund, and (ii) with respect to the Mid Cap Growth Funds, that the SunAmerica Growth Opportunities Fund may be more subject to small cap risk and the risks associated with investments in common stocks issued by technology companies than the NAF Mid Cap Growth Fund. The principal risks of the Large Cap Growth Funds and the Growth and Income Funds are substantially similar.


All Funds

 Stock Market Volatility

   All Funds invest significantly in equity securities. As with any equity fund, the value of your investment in a Fund may fluctuate in response to stock market movements. In addition, individual stocks selected for any of the Funds may underperform the market generally. For the NAF Large Cap Growth Fund, this risk includes, in particular, the risks associated with growth stocks and investing in IPOs. For the Growth and Income Funds, this risk includes, in particular, the risks associated with value stocks and the risk that the stocks the Growth and Income Funds buy may stop paying dividends.


 Securities Selection

   All Funds are subject to securities selection risk. Securities selection risk is when a strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.


Balanced Funds

 Interest Rate Risk

   Both Balanced Funds are subject to interest rate risk. As with any bond fund, the value of your investment in a Balanced Fund may go up or down in response to changes in interest rates. As interest rates rise, bond prices typically fall. Movements in the bond market generally may affect a Balanced Fund's performance.


 Credit Risk

   Each Balanced Fund is subject to credit risk, which is the risk that the companies in which the Balanced Fund invests, or with which it does business, will fail financially or otherwise fail to honor their obligations. This risk is greater for the SunAmerica Balanced Assets Fund because the SunAmerica Balanced Assets Fund may invest a significant portion (up to 15%) of its assets in junk bonds while the NAF Balanced Fund does not invest in these securities to any significant extent.

Mid Cap Growth Funds


 Small Cap Risk

   An investment in both Mid Cap Growth Funds is subject to the risk associated with investing in small capitalization issuers, however, this risk is greater for the SunAmerica Growth Opportunities Fund which may invest a significant portion of its assets in the common stock of small cap companies. Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about such companies. Consequently, securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.


 Technology Companies

   Although both Mid Cap Growth Funds are subject to the risks associated with investments in common stocks issued by technology companies, this risk may be greater for the SunAmerica Growth Opportunities Fund because such investments may at times constitute a significant portion of the SunAmerica Growth Opportunities Fund's portfolio. Industries in which technology companies can be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in government regulation and policies.

                                PROPOSAL NO. 1:

               APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT


            THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT


Board Considerations

   On August 29, 2001, AIG acquired American General in the AIG Merger. As a result of the AIG Merger, AGAM became a subsidiary of AIG.


   As required by the Investment Company Act, the Previous Investment Advisory Agreement provided for automatic termination upon its "assignment." Under the Investment Company Act, a change of control of an investment adviser constitutes an "assignment." The consummation of the AIG Merger resulted in the assignment of the Previous Investment Advisory Agreement and its automatic termination. Therefore, as described below, shareholders are being asked to approve the New Investment Advisory Agreement.


   At a meeting held on July 16-17, 2001, the NAF Board, including all of the NAF Independent Trustees, unanimously approved an interim investment advisory agreement (the "Interim Investment Advisory Agreement") between AGAM and North American Funds with respect to the Acquired Funds pursuant to Rule 15a-4 under the Investment Company Act. This has allowed AGAM to continue to serve as investment adviser for the Acquired Funds after the AIG Merger. This Rule allows, under certain circumstances, interim advisory agreements to take effect, and to remain in effect for up to 150 days, without receiving prior shareholder approval, as long as the fees payable under such agreement do not exceed the fees payable under the predecessor agreement that had been approved by the shareholders and certain other contractual provisions are included in the interim agreement. The Interim Investment Advisory Agreement requires all advisory fees earned by AGAM to be escrowed pending shareholder approval of the New Investment Advisory Agreement. If the New Investment Advisory Agreement is not approved, AGAM will be entitled to receive from escrow the lesser of any costs incurred in performing the Interim Investment Advisory Agreement (plus interest earned on the amount while in escrow), and the total amount in the escrow account (plus interest earned). The Interim Investment Advisory Agreement will terminate on the earlier of the effective date of the New Investment Advisory Agreement or 150 days after the completion of the AIG Merger.


   Pursuant to the terms of the Interim Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio of each Acquired Fund and for providing certain administrative services to each Acquired Fund. The terms of the Interim Investment Advisory Agreement are similar in all material respects as those of the Previous Investment Advisory Agreement. The Interim Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to the effective date, the term, and the escrow provisions relating to AGAM's fees (as described above). Under the Investment Company Act, AGAM may continue to serve as the investment adviser for each Acquired Fund beyond an interim period of 150 days only if shareholders of such Acquired Fund approve a new investment advisory agreement with AGAM. Consequently, the NAF Board unanimously approved, and recommended shareholder approval of, the New Investment Advisory Agreement on July 16-17, 2001. The New Investment Advisory Agreement, if approved by shareholders, would take effect immediately upon such approval. The terms of the New Investment Advisory Agreement, including advisory fees, are the same in all material respects as those of the Previous Investment Advisory Agreement. The New Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to its effective date. See "--Description of the New Investment Advisory Agreement" below for a description of the New Investment Advisory Agreement and the services to be provided by AGAM thereunder.


   In addition, each of the Acquired Funds has a subadviser that is unaffiliated with AGAM. Each previously existing subadvisory agreement provided that it terminated upon termination of the Previous Investment Advisory Agreement. The NAF Board also approved the continuation of each subadvisory agreement for the Acquired Funds. Such approval was made in accordance with a "Manager of Managers" order granted by the

Commission to North American Funds and therefore the subadvisory agreements for the Acquired Funds do not require shareholder approval.

   In connection with its approval of the New Investment Advisory Agreement, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the AIG Merger did not involve any changes in the overall form of the advisory contract, the advisory fees, or any of the Acquired Funds' objectives or policies. The NAF Board also considered that AGAM and SAAMCo had indicated that while they intended to propose the Reorganizations to the NAF Board at a subsequent meeting, until such Reorganizations were approved and consummated, SAAMCo and AIG represented there would be no material change in the nature and quality of services provided by AGAM. As part of their deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM; the amount and structure of investment advisers' fees generally and the fees payable under the New Investment Advisory Agreement; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the AIG Merger.


   Section 15(f) of the Investment Company Act provides that an investment adviser (such as AGAM) to a registered investment company, and the affiliates of such adviser, may receive any amount or benefit in connection with a sale of any interest in such investment adviser which results in an assignment of an investment advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors of the investment company are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) of the new investment adviser or its predecessor; and (2) no "unfair burden" (as defined in the Investment Company Act) may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto. Consistent with the first condition of
Section 15(f), AIG advised the NAF Board that for a period of three years after the AIG Merger, it will not take or recommend any action that would cause more than 25% of the NAF Board (or SunAmerica Board) to be interested persons of SAAMCo or AGAM. With respect to the second condition of Section 15(f), an "unfair burden" on an investment company is defined in the Investment Company Act to include any arrangement during the two-year period after any such transaction occurs whereby the investment adviser or its predecessor or successor, or any interested person of such adviser, predecessor or successor, receives or is entitled to receive any compensation of two types, either directly or indirectly. The first type is compensation from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company, other than bona fide ordinary compensation as principal underwriter for such company. The second type is compensation from the investment company or its security holders for other than bona fide investment advisory or other services. AIG advised the NAF Board that it will not take or recommend any action that would constitute an unfair burden on North American Funds (or the Acquiring Funds) within the meaning of Section 15(f).

Description of the New Investment Advisory Agreement

   As a proposal separate from the proposal to approve a Reorganization, shareholders of each Acquired Fund are being asked to approve the New Investment Advisory Agreement with AGAM to cover the period subsequent to shareholder approval and prior to consummation of the Reorganization (which is currently anticipated to occur during the fourth calendar quarter of 2001). If this proposal is approved, but a Reorganization is not approved, by the shareholders of an Acquired Fund, AGAM will continue to serve as that Acquired Fund's adviser under the New Investment Advisory Agreement. The terms of the New Investment Advisory Agreement are the same in all material respects as those of the Previous Investment Advisory Agreement. The New Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to the effective date. The Previous Investment Advisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New Investment Advisory Agreement and the services to be provided by AGAM is set forth below. This description is qualified in its entirety by reference to the form of the New Investment Advisory Agreement attached to this Proxy Statement and Prospectus as Exhibit I.


   As compensation for its services under the New Investment Advisory Agreement, the Acquired Funds will pay to AGAM the same fee, as a percentage of average daily net assets, that was payable to AGAM under the Previous Investment Advisory Agreement. Such fee will be payable monthly and accrued daily. See "Summary" for a description of the fees payable to AGAM under the Previous Investment Advisory Agreement. AGAM has agreed, until February 28, 2002, to reduce fees payable to it by, or reimburse expenses to, the Acquired Funds.


   For the fiscal year ended October 31, 2000, North American Funds paid total advisory fees to AGAM of $7,339,733. Of such amount, $486,301, $571,885, $2,086,628 and $555,072 were attributable to the NAF Balanced Fund, the NAF Large Cap Growth Fund, the NAF Growth & Income Fund and the NAF Mid Cap Growth Fund, respectively. These amounts do not reflect certain fee waivers and expense reimbursements for which the Acquired Funds were reimbursed.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement. Shareholders of each Acquired Fund vote separately on the approval of the New Investment Advisory Agreement. Approval of the New Investment Advisory Agreement by one Acquired Fund is not contingent upon approval of the New Investment Advisory Agreement by any other Acquired Fund. If the New Investment Advisory Agreement is not approved by shareholders of an Acquired Fund, the NAF Board will determine the appropriate actions in the best interests of shareholders to be taken with respect to such Acquired Fund's advisory arrangements at that time.


Additional Information About AGAM

 General

   CypressTree Investments, Inc. ("CypressTree") and its affiliates were formed in 1996 to acquire, advise and distribute mutual funds through broker-dealers and other intermediaries. CypressTree Asset Management Corporation, Inc. ("CAM") was CypressTree's wholly owned advisory subsidiary and CypressTree Funds Distributors, Inc. ("CFD") was CypressTree's wholly owned distribution subsidiary. On March 10, 2000, CypressTree sold substantially all of its assets, including all of the stock of CAM and CFD, to American General. Thereafter, CAM was renamed American General Asset Management Corp. and CFD was renamed American General Funds Distributors, Inc. Pursuant to the Previous Advisory Agreement, AGAM oversaw the administration of all aspects of the business and affairs of the Acquired Funds, and selected, contracted with and compensated subadvisers to manage the assets of the Acquired Funds. AGAM has continued to perform these functions under the Interim Investment Advisory agreement since the completion of the AIG Merger.


   AGAM is located at 286 Congress Street, Boston, Massachusetts 02210. Prior to the AIG Merger, AGAM was wholly owned by American General, which is located at 2929 Allen Parkway, Houston, Texas 77019. As a result of the AIG Merger, American General is wholly owned by AIG. The principal address of AIG is 70 Pine Street, New York, New York 10270.

   The directors and principal executive officer of AGAM, if any, their business addresses, position(s) with AGAM and a description of their principal occupations are set forth below.



  Name and Address         Position with AGAM and Principal Occupation(s)
  ----------------         ----------------------------------------------

 John A. Graf        Director; Senior Vice Chairman, Asset Accumulation,
  2929 Allen Parkway American General.
  Houston, TX 77019

 Kent E. Barrett     Director and Treasurer; Senior Vice President and General
  2929 Allen Parkway Auditor, American General.
  Houston, TX 77019


   In addition, the following officers of North American Funds also are employees of AGAM:

   Thomas J. Brown, Treasurer and Vice President of North American Funds and Chief Financial Officer and Chief Administrative Officer of AGAM.

   John I. Fitzgerald, Secretary and Vice President of North American Funds and Assistant Secretary and Counsel of AGAM.

   John N. Packs, Assistant Treasurer and Vice President of North American Funds and Director of Research of AGAM.


 Additional Payments to AGAM and its affiliates by Acquired Funds

   The Previous Investment Advisory Agreement provided for reimbursement to AGAM for various expenses related to financial, accounting and administrative services provided to the Acquired Funds. For the fiscal year ended October 31, 2000, North American Funds paid in the aggregate $1,387,842 to AGAM for such services. Of such amount, $101,734, $92,681, $488,309 and $87,397 were attributable to the NAF Balanced Fund, the NAF Large Cap Growth Fund, the NAF Growth & Income Fund and the NAF Mid Cap Growth Fund, respectively.

   For the fiscal year ended October 31, 2000, AGAM was paid fees on Class I shares under the NAF Services Agreement (as defined below) of $2,974, $9,860, $6,405 and $7,458 by the NAF Balanced Fund, the NAF Large Cap Growth Fund, the NAF Growth & Income Fund and the NAF Mid Cap Growth Fund, respectively.

   For the fiscal year ended October 31, 2000, the Acquired Funds paid the NAF Distributor the following distribution and service fees:

                                                 Distribution and Service Fees
                                                 ------------------------------
                                                 Class A   Class B    Class C
                                                 -------- ---------- ----------
   NAF Balanced Fund............................ $ 20,979 $  127,489 $  434,292
   NAF Large Cap Growth Fund....................   26,687    269,230    250,016
   NAF Growth & Income Fund.....................  141,047  1,077,287  1,627,385
   NAF Mid Cap Growth Fund......................   30,089    247,274    232,919

   The Acquired Funds did not pay any brokerage commissions to affiliated brokers for the fiscal year ended October 31, 2000.

                 PROPOSALS NOS. 2(a)-(d): APPROVAL OF THE PLANS

                            COMPARISON OF THE FUNDS

Investment Policies

   In addition to the principal investment policies set forth under "Summary" above, the Funds may also employ the investment policies set forth below.


   The principal differences in these investment policies, each of which is discussed in more detail below, are as follows:


   With respect to the Balanced Funds,


  . the SunAmerica Balanced Assets Fund may invest in junk bonds to a greater extent than the NAF Balanced Fund.


   With respect to the Growth and Income Funds,


  . unlike the NAF Growth & Income Fund, which may not borrow for investment purposes, the SunAmerica Growth and Income Fund may borrow for investment purposes up to the maximum amount permitted by law.


   With respect to the Mid Cap Growth Funds,


  . unlike the SunAmerica Growth Opportunities Fund, the NAF Mid Cap Growth Fund may, for temporary defensive purposes, invest in equity securities of companies that, at the time of purchase, have total market capitalization of $5 billion or greater.


   With respect to all Funds,


  . each Acquired Fund is limited in the amount of total assets that it may invest in foreign securities, whereas each Acquiring Fund is not subject to a similar limitation,


  . unlike the Acquired Funds which are not subject to such a limitation, each Acquiring Fund may, in order to provide liquidity to meet redemptions, invest up to 10% of its assets in money market instruments,


  . unlike the Acquired Funds, the Acquiring Funds may sell covered call and, in the case of the SunAmerica Balanced Assets Fund, put options to enhance income through the receipt of premiums, and


  . the Acquired Funds may borrow greater amounts than the Acquiring Funds for temporary or emergency purposes.


 Balanced Funds

   Foreign Securities. Both Balanced Funds may invest in the securities of issuers located outside of the United States, including emerging markets. The principal difference between the Balanced Funds' investment policies relating to foreign securities is that the NAF Balanced Fund is limited in the amount of its total assets that it may invest in such securities while the SunAmerica Balanced Assets Fund is not subject to a similar limitation. In particular, pursuant to a non-fundamental investment restriction, the NAF Balanced Fund may invest no more than 25% of its total assets in foreign securities (not including American Depository Receipts (ADRs), U.S. dollar-denominated securities of foreign issuers and Canadian securities). The SunAmerica Balanced Assets Fund is authorized to invest, without limitation, in foreign securities and, under normal circumstances, may invest a significant amount of its assets in such securities. However, the SunAmerica Balanced Assets Fund may not invest more than 25% of its total assets in the securities of issuers domiciled in any one foreign country.


   Small-Capitalization Issuers. Both Balanced Funds invest in securities of small-cap companies. Small cap companies are companies with market capitalizations within the Style Box categories designed by Morningstar, Inc. Currently, this range is $1.4 billion or less.

   High Yield/High Risk Securities; Junk Bonds. Although both Balanced Funds may invest in high yield and high risk securities (commonly known as junk bonds), the SunAmerica Balanced Assets Fund may invest in such securities to a greater extent. The NAF Balanced Fund may invest in high yield/high risk corporate debt securities and foreign sovereign debt securities but does not invest in these securities to any significant extent. The SunAmerica Balanced Assets Fund may invest up to 15% of its assets in junk bonds.


 Large Cap Growth Funds

   Fixed-Income Securities. Both Large Cap Growth Funds may invest in fixed-income securities, primarily investment grade debt securities. The NAF Large Cap Growth Fund may invest in high-quality bonds, debentures and other corporate or government obligations rated at the time of purchase "Baa" or higher by Moody's Investors Service, Inc. ("Moody's") or "BBB" or higher by Standard & Poor's Ratings Services, a division of McGraw-Hill Companies, Inc ("Standard & Poor's"). The NAF Large Cap Growth Fund may not invest more than 5% of its total assets in unrated or below investment grade fixed-income securities (other than preferred stocks the Fund believes to be equivalent in quality to the rated securities the Fund may buy). The NAF Large Cap Growth Fund may not invest in convertible or preferred stocks rated below "B." The NAF Large Cap Growth Fund may also invest in unrated convertible securities and preferred stocks if the Fund's subadviser believes that they are equivalent in quality to the rated securities the NAF Large Cap Growth Fund may buy. The SunAmerica Blue Chip Growth Fund may, under normal circumstances, invest up to 35% of its total assets in debt securities that have the potential for capital appreciation and are rated "BBB" or higher by Standard & Poor's or "Baa" or higher by Moody's (or unrated securities of equivalent quality).


   Foreign Securities. Both Large Cap Growth Funds may invest in the securities of issuers located outside of the United States, including emerging markets. The principal difference between the Large Cap Growth Funds' investment policies relating to foreign securities is that the NAF Large Cap Growth Fund is limited in the amount of its total assets that it may invest in such securities while the SunAmerica Blue Chip Growth Fund is not subject to a similar limitation. Although, pursuant to a non-fundamental investment restriction, the NAF Large Cap Growth Fund may invest up to 30% of its total assets in foreign securities (not including ADRs and U.S. dollar-denominated securities of foreign issuers), it does not expect to make a significant investment in such securities. In addition, pursuant to a non-fundamental investment restriction, the NAF Large-Cap Growth Fund may not invest more than 25% of its total assets in any one foreign country. The SunAmerica Blue Chip Growth Fund is authorized to invest, without limitation, in foreign securities. However, the SunAmerica Blue Chip Growth Fund may not invest more than 25% of its total assets in the securities of issuers domiciled in any one foreign country.


 Growth and Income Funds

   Foreign Securities. Both Growth and Income Funds may invest in the securities of issuers located outside of the United States, including emerging markets. The principal difference between the Growth and Income Funds' investment policies relating to foreign securities is that the NAF Growth & Income Fund is limited in the amount of its total assets that it may invest in such securities while the SunAmerica Growth and

Income Fund is not subject to a similar limitation. In particular, pursuant to a non-fundamental investment restriction, the NAF Growth & Income Fund may invest no more than 20% of its total assets in foreign securities (not including ADRs and U.S. dollar-denominated securities of foreign issuers). The SunAmerica Growth and Income Fund is authorized to invest, without limitation, in foreign securities. However, the SunAmerica Growth and Income Fund may not invest more than 25% of its total assets in the securities of issuers domiciled in any one foreign country.


   Fixed-Income Securities. Both Growth and Income Funds invest in fixed-income securities, primarily investment grade debt securities. The NAF Growth & Income Fund may invest in marketable debt securities of domestic issuers and of foreign issuers (payable in U.S. dollars) rated at the time of purchase "A" or better by Moody's or Standard & Poor's, or unrated securities considered to be of equivalent quality in the subadviser's judgment. The SunAmerica Growth and Income Fund generally will not invest in debt securities in the lowest rating categories ("CC" or lower for Standard & Poor's or "Ca" or lower for Moody's) unless its adviser believes the financial condition of the issuer or the protection afforded the particular securities is stronger than would otherwise be indicated by such low ratings.


   Small Capitalization Issuers. Although the NAF Growth & Income Fund typically invests in common stock of large-capitalization companies, both Growth and Income Funds also may invest in common stock of small-cap companies. Small-cap companies are companies with market capitalizations within the Style Box categories designed by Morningstar, Inc. Currently, this range is $1.4 billion or less.


 Mid Cap Growth Funds

   Fixed-Income Securities. The NAF Mid Cap Growth Fund also has the flexibility of investing in other types of securities, including preferred stocks, convertible securities and bonds. The SunAmerica Growth Opportunities Fund may also invest in these securities, and under normal circumstances, may invest up to 35% of its total assets in debt securities that have the potential for capital appreciation and are rated "BBB" or higher by Standard & Poor's or "Baa" or higher by Moody's (or unrated securities of equivalent quality). These strategies are substantially similar.


   Foreign Securities. Both Mid Cap Growth Funds may invest in the securities of issuers located outside of the United States, including emerging markets. The principal difference between the Mid Cap Growth Funds' investment policies relating to foreign securities is that the NAF Mid Cap Growth Fund is limited in the amount of its total assets that it may invest in such securities while the SunAmerica Growth Opportunities Fund is not subject to a similar limitation. In particular, pursuant to a non-fundamental investment restriction, the NAF Mid Cap Growth Fund may invest up to 25% of its total assets in foreign securities (not including ADRs, U.S. dollar-denominated securities of foreign issuers and Canadian securities). Although foreign securities are generally not expected to constitute a significant portion of the SunAmerica Growth Opportunities Fund's investment portfolio, the Fund is authorized to invest, without limitation, in foreign securities. However, the SunAmerica Growth Opportunities Fund may not invest more than 25% of its total assets in the securities of issuers domiciled in any one foreign country.


 All Funds

   Cash and Short-Term Securities. All Funds may invest in short-term money market securities. Each Acquiring Fund may, in order to provide liquidity to meet redemptions, invest up to 10% of its assets in money market instruments. The Acquired Funds are not subject to a similar limitation.

   Derivatives. All Funds may invest in derivatives, including options and futures. All Funds will use derivatives for hedging purposes. Unlike the Acquired Funds, however, the Acquiring Funds may also write (i.e., sell) covered call and, in the case of the SunAmerica Balanced Assets Fund, put options to enhance income through the receipt of premiums. With respect to an Acquiring Fund, up to 100% of the Fund's total assets may be subject to covered calls. An Acquired Fund may not sell put options if, as a result, the Fund would be required to segregate more than 50% of its assets to cover its potential obligations under put options other than those with respect to futures contracts.


   Defensive Investments. Each Fund may make temporary defensive investments without limitation in response to adverse market, economic, political or other conditions. Defensive investments include high quality fixed income securities and money market instruments. The NAF Mid Cap Growth Fund also may, for temporary defensive purposes, invest in equity securities of companies that, at the time of purchase, have total market capitalizations of $5 billion or greater.

   Illiquid Securities. As a non-fundamental restriction, no Fund may invest more than 15% of its net assets in illiquid securities.

   Borrowing. All Funds may borrow for temporary or emergency purposes and the NAF Funds may also borrow in connection with reverse repurchase agreements, mortgage rolls and similar transactions. When borrowing for temporary or emergency purposes, the Acquired Funds may borrow up to 33 1/3% of the value of their respective total assets while the Acquiring Funds may borrow up to 5% of the value of their respective assets (valued at the lower of cost or current value). The SunAmerica Growth and Income Fund may increase its ownership of securities by borrowing at fixed rates of interest up to the maximum extent permitted under the Investment Company Act (presently 33 1/3% of total assets, including the amount borrowed) and investing the borrowed funds, subject to the restrictions stated in the Fund's prospectus. Each Fund's policy regarding the use of leverage is a fundamental policy.


   Lending. The Funds may not make loans, except through repurchase agreements and the purchase of portfolio securities consistent with a Fund's investment objectives and policies. In addition, each Fund may lend portfolio securities subject to comparable limitations. The restrictions on lending are fundamental for all Funds.

   Short Sales. No Fund may engage in short sales, except short sales "against the box." A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. An Acquiring Fund may not enter into a short sale, including a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales. The limitation on short sales is a non-fundamental policy for the Acquired Funds and a fundamental policy for the Acquiring Funds.


   Special Situations. The Acquiring Funds may invest in special situation securities. A special situation arises when, in the opinion of an Acquiring Fund's adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer.

Trustees and Officers

   SunAmerica Equity Funds is governed by the SunAmerica Board which currently consists of five individuals, four of whom are SunAmerica Independent Trustees.

   The SunAmerica Board is responsible for the overall supervision of SunAmerica Equity Funds and performs various duties imposed on trustees of investment companies by the Investment Company Act and under SunAmerica Equity Funds' Declaration of Trust. Trustees and officers of SunAmerica Equity Funds are also trustees and officers of some or all of the other investment companies managed, administered or advised by SAAMCo, and distributed by SACS and other affiliates. The SunAmerica Board elects the Acquiring Funds' officers. See "Trustees and Officers" in the Acquiring Funds Statement.


   The following table lists the Trustees and executive officers of SunAmerica Equity Funds, their ages and principal occupations during the past five years. The business address of each Trustee and executive officer is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. For the purposes of this Proxy Statement and Prospectus, the SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Style Select Series, Inc. and

SunAmerica Strategic Investment Series, Inc. An asterisk indicates that the Trustee is an interested person of the SunAmerica Equity Funds within the meaning of Section 2(a)(19) of the Investment Company Act.



                              Position with the    Principal Occupations During
   Name, Age and Address            Trust                  Past 5 Years
   ---------------------      -----------------    ----------------------------
 S. James Coppersmith, 68.. Trustee               Retired; formerly, President
                                                  and General Manager, WCVB-TV,
                                                  a division of the Hearst
                                                  Corp. (1982 to 1994);
                                                  Director/Trustee of SAMF and
                                                  Anchor Series Trust ("AST")

 Samuel M. Eisenstat, 60... Chairman of the Board Attorney, solo practitioner;
                                                  Chairman of the Boards of
                                                  Directors/Trustees of SAMF
                                                  and AST.

 Stephen J. Gutman, 58..... Trustee               Partner and Managing Member
                                                  of B.B. Associates LLC
                                                  (menswear specialty retailing
                                                  and other activities) since
                                                  June 1988; Director/Trustee
                                                  of SAMF and AST.

 Peter A. Harbeck*, 47..... Trustee and President Director and President,
                                                  SAAMCo, since August 1995;
                                                  Director, AIG Asset
                                                  Management International,
                                                  Inc. ("AIGAMI") since
                                                  February 2000; Managing
                                                  Director, John McStay
                                                  Investment Counsel, L.P.
                                                  ("JMIC") since June 1999;
                                                  Director, SACS, since August
                                                  1993; Director and President,
                                                  SunAmerica Fund Services,
                                                  Inc. ("SAFS"), since May
                                                  1988; President, SAMF and
                                                  AST.

 Sebastiano Sterpa, 72..... Trustee               Founder and Chairman of the
                                                  Board of the Sterpa Group
                                                  (real estate) since 1962;
                                                  Director, Real Estate
                                                  Business Service and
                                                  Countrywide Financial;
                                                  Director/Trustee of SAMF.

 J. Steven Neamtz, 42...... Vice President        Executive Vice President,
                                                  SAAMCo, since April 1996;
                                                  Director and Chairman of the
                                                  Board, AIGAMI, since February
                                                  2000; Vice President, SAMF,
                                                  since November 1999; Director
                                                  and President, SACS, since
                                                  April 1996.

 Peter C. Sutton, 36....... Treasurer             Senior Vice President,
                                                  SAAMCo, since April 1997;
                                                  Vice President, AIGAMI, since
                                                  February 2000; Treasurer and
                                                  Controller of Seasons Series
                                                  Trust ("Seasons"), SunAmerica
                                                  Series Trust ("SAST") and
                                                  Anchor Pathway Fund ("APF")
                                                  since February 2000;
                                                  Treasurer of SAMF and AST
                                                  since February 1996; Vice
                                                  President of SAST and APF
                                                  since 1994; formerly
                                                  Assistant Treasurer of SAST
                                                  and APF from 1994 to February
                                                  2000; Vice President,
                                                  Seasons, since April 1997;
                                                  formerly Vice President,
                                                  SAAMCo, from 1994 to 1997.

 Robert M. Zakem, 43....... Secretary and Chief   Senior Vice President and
                            Compliance Officer    General Counsel, SAAMCo,
                                                  since April 1993; Vice
                                                  President, General Counsel
                                                  and Assistant Secretary,
                                                  AIGAMI, since February 2000;
                                                  Executive Vice President,
                                                  General Counsel and Director,
                                                  SACS, since August 1993; Vice
                                                  President, General Counsel
                                                  and Assistant Secretary,
                                                  SAFS, since January 1994;
                                                  Vice President, SAST, APF and
                                                  Seasons; Assistant Secretary,
                                                  SAST and APF, since September
                                                  1993; Assistant Secretary,
                                                  Seasons, since April 1997.

   At a meeting of the SunAmerica Board held on August 22, 2001, the SunAmerica Board elected Dr. Judith L. Craven and William F. Devin to the SunAmerica Board, effective on or about November 9, 2001. Dr. Craven and Mr. Devin are currently members of the NAF Board. Dr. Craven and Mr. Devin would join the SunAmerica Board as SunAmerica Independent Trustees and as members of the Audit and Nominating Committees.

   The following table lists the ages, business addresses and principal occupations during the past five years of Dr. Craven and Mr. Devin.

   Dr. Judith L. Craven,    Retired Administrator.Trustee, North American Funds
    55... 3212 Ewing Street Variable Product Series II, 15 investment
    Houston, TX 77004       portfolios (November 1998 to present); Director,
                            North American Funds Variable Product Series I, 21
                            investment portfolios (August1998 to present);
                            Director, USLIFE Income Fund, Inc. (November 1998
                            to present); Director, Compaq Computer Corporation
                            (1992 to present); Director, A.G. Belo Corporation,
                            a media company (1992 to present); Director, Sysco
                            Corporation, a food marketing and distribution
                            company (1996 to present); Director, Luby's, Inc.,
                            a restaurant chain (1998 to present); Director,
                            University of Texas Board of Regents (May 2001 to
                            present). Formerly, Director, CypressTree Senior
                            Floating Rate Fund, Inc. (June 2000 to May 2001);
                            Formerly, President, United Way of the Texas Gulf
                            Coast, a not for profit organization (1992-1998);
                            Formerly, Director, Houston Branch of the Federal
                            Reserve Bank of Dallas (1992-2000); Formerly, Board
                            Member, Sisters of Charity of the Incarnate Word
                            (1996--1999).

   William F. Devin, 63.... Member of the Board of Governors, Boston Stock
    44 Woodland Road        Exchange (1985 to present). Formerly, Executive
    Braintree, MA 02184     Vice President, Fidelity Capital Markets, a
                            division of National Financial Services Corporation
                            (1966 to 1996); Formerly, Director, CypressTree
                            Senior Floating Rate Fund, Inc. (October 1997 to
                            May 2001).

   SunAmerica Equity Funds pays each SunAmerica Independent Trustee annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the SunAmerica Board. Specifically, each SunAmerica Independent Trustee received a pro rata portion (based upon the SunAmerica Equity Funds' net assets) of an aggregate of $40,000 in annual compensation for acting as director or trustee to SAMF. In addition, each SunAmerica Independent Trustee received $20,000 in annual compensation for acting as trustee to AST. Beginning January 1, 2001 each SunAmerica Independent Trustee of the retail funds in SAMF receives an additional $2,500 per quarterly meeting. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Boards of the retail funds in SAMF. Officers of SunAmerica Equity Funds receive no direct remuneration in such capacity from SunAmerica Equity Funds or any of the Acquiring Funds.

   In addition, each SunAmerica Independent Trustee also serves on the Audit Committee of the SunAmerica Board. The Audit Committee is charged with recommending to the full SunAmerica Board the engagement or discharge of SunAmerica Equity Funds' independent accountants; directing investigations into matters within the scope of the independent accountant's duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full SunAmerica Board. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committee of SAMF and AST. With respect to SunAmerica Equity Funds, each member of the Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of

SunAmerica Equity Funds. SunAmerica Equity Funds also has a Nominating Committee, comprised solely of SunAmerica Independent Trustees, which recommends to the SunAmerica Board those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders' meetings. Members of the Nominating Committee serve without compensation.

   The Trustees (and Directors) of SAMF and AST have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the SunAmerica Independent Trustees. The Retirement Plan provides generally that if a SunAmerica Independent Trustee who has at least 10 years of consecutive service as a disinterested Trustee of any of SAMF or AST (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SAMF with respect to which he or she is an Eligible Trustee. With respect to Sebastiano Sterpa, the SunAmerica Independent Trustees have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the SunAmerica Board past age 70, until he has served for ten years. Mr. Sterpa ceased accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70th birthday, each Eligible Trustee will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a disinterested Trustee of each SAMF for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause (i) during prior years. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.


   The following table sets forth information summarizing the aggregate compensation of each SunAmerica Independent Trustee for his services as a member of the SunAmerica Board for the fiscal year ended September 30, 2000, except as otherwise indicated. Neither the Trustees who are interested persons of SunAmerica Equity Funds nor any officers of SunAmerica Equity Funds receive any compensation.

                                              Pension or
                                              Retirement                     Total Compensation
                             Aggregate     Benefits Accrued Estimated Annual  From Registrant
                         Compensation from as Part of Trust  Benefits Upon    and Fund Complex
        Trustee             Registrant         Expenses       Retirement*    Paid to Trustees**
        -------          ----------------- ---------------- ---------------- ------------------
S. James Coppersmith....      $12,503          $47,982          $29,670           $67,500
Samuel M. Eisenstat.....      $13,139          $30,673          $46,083           $71,500
Stephen J. Gutman.......      $12,503          $42,123          $60,912           $67,500
Sebastiano Sterpa***....      $12,829          $11,447          $ 7,900           $45,833

--------
  * Assuming participant elects to receive benefits in 15 yearly installments. ** Information is as of March 31, 2001 for the five investment companies in the complex that pay fees to these directors/trustees. The complex consists of SAMF and AST.
*** Mr. Sterpa is not a trustee of AST.

Management Arrangements

 Comparison of Management and Administrative Arrangements and Fees

   AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund.

   AGAM was organized as a Delaware corporation in 1996 and is located at 286 Congress Street, Boston, Massachusetts, 02210. Prior to the AIG Merger, AGAM and the NAF Distributor were both wholly owned subsidiaries of American General. Prior to the AIG Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. AGAM is now a subsidiary of AIG. The principal executive offices of AIG are located at 70 Pine Street, New York, New York 10270.


   SAAMCo was organized as a Delaware corporation in 1982 and is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. SAAMCo is a wholly owned subsidiary of SunAmerica Inc., which in turn is a wholly owned subsidiary of AIG. AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services and asset management. As of June 30, 2001, SAAMCo managed, advised and/or administered more than $28.5 billion of assets.

   Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement. The SunAmerica Investment Advisory Agreement is similar to the NAF Investment Advisory Agreement, except for certain matters, including the advisory fees, the effective dates and the identity of the adviser.

   The advisory fees payable by the Acquired Funds to AGAM are discussed above under "Proposal No. 1: Approval of the New Investment Advisory Agreement." The advisory fees payable by the Acquiring Funds to SAAMCo are discussed above under "Summary."


   The effective advisory fees payable by each Acquiring Fund under the SunAmerica Investment Advisory Agreement are at a lower annual rate than the effective advisory fees payable by the respective Acquired Fund under the NAF Investment Advisory Agreement, except in the case of the Growth and Income Funds. However, SAAMCo expects that, following completion of the applicable Reorganization, the net operating expenses (as a percentage of net assets) of the Growth and Income Combined Fund will be less than such net operating expenses of the NAF Growth & Income Fund. See "--NAF Board Considerations:
Potential Benefits to Shareholders as a Result of the Reorganizations."


   The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds. After the Reorganizations, the net assets of each Combined Fund will increase by the amount of the net assets of the respective Acquired Fund. With respect to the Growth and Income Combined Fund, this increase in net assets may cause a lower advisory fee rate to apply in accordance with the advisory fee break point schedule applicable to such Acquiring Fund. The pro forma effective fee rate of each Combined Fund, as a percentage of average daily net assets, after taking into account the completion of the Reorganizations, is shown above under "Summary."


   In addition, the SunAmerica Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of SAAMCo's (and its affiliates') obligations or duties thereunder ("disabling conduct"), SAAMCo is not subject to liability to an Acquiring Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to such Acquiring Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Investment Advisory Agreement also provides that except for such disabling conduct, an Acquiring Fund will indemnify SAAMCo (and its affiliates) from any liability arising from SAAMCo's conduct under the SunAmerica Investment Advisory Agreement. The NAF Investment Advisory Agreement does not contain similar provisions.

   Both the NAF Investment Advisory Agreement and the SunAmerica Investment Advisory Agreement provide that the adviser may, at its own cost and expense and subject to the requirements of the Investment Company Act retain one or more subadvisers (each, a "Subadviser") to manage all or a portion of the investment portfolio of an Acquired Fund or Acquiring Fund, respectively.


   Subadvisory Arrangements. In addition to the ability to retain Subadvisers under their respective investment advisory agreements referenced above, each of AGAM and SAAMCo is authorized to retain (or change) such Subadviser(s) without shareholder approval pursuant to separate "Manager of Managers" orders granted by the Commission. SAAMCo and AGAM are ultimately responsible under their respective "Manager of Managers" order to oversee any Subadvisers for the Acquired Funds and Acquiring Funds, respectively. AGAM has retained various Subadvisers for the Acquired Funds pursuant to the Acquired Funds' "Manager of Managers" order. As of the date hereof, SAAMCo has not appointed any Subadvisers for any of the Acquiring Funds and does not rely on its "Manager of Managers" order with respect to the Acquiring Funds. Accordingly, if shareholders approve the Reorganizations, following consummation of the Reorganizations, the portfolios of the Acquired Funds will be managed by SAAMCo as part of the Combined Funds.

   The current Subadvisers of the Acquired Funds as well as certain information regarding each Subadviser, including the fees payable to each Subadviser, are set forth below. As compensation for their services, the Subadvisers receive fees from AGAM computed separately for each Acquired Fund. Such fees are paid out of AGAM's advisory fee at no additional cost to the Acquired Funds or their shareholders.



 Acquired Fund:        Subadviser:              Information:        Subadvisory Fee Rate:
 --------------        -----------              ------------        ---------------------
NAF Balanced      INVESCO Funds Group,   INVESCO has been the       NAF Balanced Fund:
Fund and NAF Mid  Inc. ("INVESCO")       Subadviser to the NAF      0.400% on the first
Cap Growth Fund   7800 E. Union Blvd.    Balanced Fund and the NAF  $100 million, 0.350%
                  Denver, Colorado 80237 Mid Cap Growth Fund since  between $100 million
                                         March 2000. Established in and $250 million, and
                                         1932, INVESCO is one of    0.300% on the excess
                                         the oldest existing mutual over $250 million.
                                         fund management companies
                                         in the United States. As   NAF Mid Cap Growth
                                         of August 31, 2001,        Fund: 0.550% on the
                                         INVESCO and its affiliates first $50 million,
                                         managed approximately      0.500% between $50
                                         $30.1 billion in assets.   million and $100
                                                                    million, 0.450%
                                                                    between $100 million
                                                                    and $250 million,
                                                                    0.400% between $250
                                                                    million and $500
                                                                    million and 0.350% on
                                                                    the excess over $500
                                                                    million.

NAF Large Cap     Founders Asset         Founders is a registered   0.500% on the first
Growth Fund       Management, LLC        investment adviser first   $50 million, 0.450%
                  ("Founders")           established as an asset    between $50 million
                  2930 East Third Avenue manager in 1938, and is a  and $200 million,
                  Denver, Colorado 80206 subsidiary of Mellon       0.425% between $200
                                         Financial Corporation. As  million and $500
                                         of August 31, 2001,        million, 0.400%
                                         Founders had over $5.6     between $500 million
                                         billion of assets under    and $850 million, and
                                         management, including      0.350% on the excess
                                         approximately $3.7 billion over $850 million.
                                         in mutual fund accounts
                                         and $1.9 million in other
                                         advisory accounts.

NAF Growth &      Wellington Management  Wellington Management and  0.325% on the first
Income Fund       Company, LLP           its predecessor            $50 million, 0.275%
                  ("Wellington           organizations have         between $50 million
                  Management")           provided investment        and $200 million,
                  75 State Street        management services to     0.225% between $200
                  Boston, Massachusetts  investment companies,      million and $500
                  02109                  employee benefit plans,    million and 0.150% on
                                         endowments, foundations    the excess over $500
                                         and other institutions and million.
                                         individuals since 1928. As
                                         of September 1, 2001,
                                         Wellington Management had
                                         investment management
                                         authority with respect to
                                         approximately $296 billion
                                         of assets.

   Under the terms of each of the subadvisory agreements between AGAM and a Subadviser, the Subadviser for the respective Acquired Fund manages the investment and reinvestment of the assets of such Acquired Fund, subject to the supervision of the NAF Board. The Subadviser formulates a continuous investment program for such Acquired Fund consistent with its investment objectives and policies. The Subadviser implements such programs by purchases and sales of securities and regularly reports to AGAM and the NAF Board with respect to their implementation.


Distribution and Shareholder Servicing Arrangements

 Distributor

   American General Funds Distributors, Inc. (previously defined as "AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the principal distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. (previously defined as "SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. As compensation for their respective services, AGFD and SACS receive the initial and deferred sales charges in respect of the Acquired Funds and Acquiring Funds, respectively. In addition, AGFD and SACS receive fees under each respective Acquired Fund's and Acquiring Fund's plan pursuant to Rule 12b-1 under the Investment Company Act. The address of the NAF Distributor is 286 Congress Street, Boston, Massachusetts 02210. The address of the SunAmerica Distributor is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. After consummation of the Reorganizations, the SunAmerica Distributor will continue to provide distribution services to each Combined Fund.

 Distribution and Service (12b-1) Fees

   Each of the Acquired Funds and Acquiring Funds have adopted a plan under Rule 12b-1 under the Investment Company Act that allows it to pay distribution and other fees for the sale and distribution of its shares. Class A, Class B and Class C shares of each Acquired Fund and Class A, Class B and Class II shares of each Acquiring Fund are subject to the same respective distribution and account maintenance and service fees pursuant to a plan under Rule 12b-1. The table below sets forth the distribution and account maintenance and service fees for each of these classes.

                                                                              Account
    Acquired          Acquiring                                             Maintenance
   Fund Class         Fund Class             Distribution Fee             and Service Fee
   ----------         ----------             ----------------             ---------------
       A                  A                       0.10%                        0.25%
       B                  B                       0.75%                        0.25%
       C                 II                       0.75%                        0.25%

   Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

 Shareholder Servicing Fees for Class I

   The Acquired Funds have entered into a Services Agreement (the "NAF Services Agreement") with AGAM for the provision of recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the Acquired Funds. Under the NAF Services Agreement, as compensation for services rendered, AGAM receives a fee on Institutional Class I shares of each Acquired Fund equal to .25% of average net assets of such class. SACS will provide these services after the Reorganizations with respect to Class I shares of the Combined Funds for the same fee.

Other Service Agreements with Affiliates

   SAFS acts as a servicing agent assisting State Street in connection with certain services offered to the shareholders of each of the Acquiring Funds pursuant to the terms of a Service Agreement (the "SunAmerica Service Agreement"). Under the SunAmerica Service Agreement, as compensation for transfer agency services rendered, SAFS receives a fee from each Acquiring Fund, computed and payable monthly based upon an annual rate of .22% of average daily net assets of each Acquiring Fund with respect to Class A, Class B and Class II shares. Upon completion of the Reorganizations, SAFS will receive the same fee with respect to Class I shares of each Acquiring Fund. For Class Z shares of the SunAmerica Growth and Income Fund, SAFS receives reimbursements from the Fund of its costs, which include all direct transfer agency fees and out-of-pocket expenses allocated to providing services to Class Z shares. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services. In addition, pursuant to the Service Agreement, SAFS may receive reimbursement of its costs in providing shareholder services on behalf of the Acquiring Funds. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.

Purchase, Exchange and Redemption of Shares

   The following chart highlights the purchase, redemption and exchange features of the Acquired Funds as compared to such features of the Acquiring Funds.


   Purchase, Redemption
  and Exchange Features            Acquired Funds                Acquiring Funds
  ---------------------            --------------                ---------------
Minimum initial            . non-retirement accounts:     . non-retirement accounts:
 investment...............   $1,000                         $500
                           . retirement accounts: $50     . retirement accounts: $250
                           . automatic investment         . dollar cost averaging: $500
                             programs: $50                  to open
                           Class B shares are available
                           for purchases of $250,000 or
                           less
                           Class C shares are available
                           for purchases under $1 million
                           Institutional Class I shares
                           are available for purchases of
                           $1 million or more

Minimum subsequent
 investments.............. $50                            . non-retirement account: $100
                                                          . retirement account: $25
                                                          . dollar cost averaging: at
                                                            least $25 per month

Initial Sales Charge
(as a percentage of
 offering price).......... Class A: 5.75%                 Class A: 5.75%
                           Class B: None                  Class B: None
                           Class C: None                  Class II: 1.00%
                           Institutional Class I: None    Class I: None (a)
                           Purchases over $1 million are  Initial sales charge is waived sold without an initial sales  for certain investors
                           charge

Deferred Sales Charge..... Class A: Purchases of shares   Class A: Purchases of Class A
                           worth $1 million or more that  shares of $1 million or more
                           are sold without an initial    that are redeemed within a
                           sales charge and redeemed      certain period of time are
                           within 1 year are subject to a subject to a CDSC (1% for
                           1% CDSC at redemption (c)      redemptions within one year of
                                                          purchase and 0.50% for
                                                          redemptions after the first
                                                          year and within the second
                                                          year of purchase) (c)

   Purchase, Redemption
  and Exchange Features            Acquired Funds                Acquiring Funds
  ---------------------            --------------                ---------------
                           Class B: Shares redeemed       Class B: Shares redeemed
                           within 6 years are subject to  within 6 years are subject to
                           a CDSC (b)(c)                  a CDSC (b)(c)
                           Class C: Shares redeemed       Class II: Shares redeemed
                           within one year are subject to within 18 months after
                           a 1% CDSC (c)                  purchase are subject to a 1%
                                                          CDSC (c)
                           Institutional Class I: None    Class I: None (a)

Purchases................. By mail (check), wire or       By mail (check), wire or
                           through broker-dealers         through a broker or financial
                                                          advisor

Redemption................ Class A, B and C: By mail,     Class A, B and II: By mail
                           wire (if a minimum of $1,000), (any amount), wire, telephone
                           telephone or through broker-   (for amounts less than
                           dealers                        $100,000) or through a broker
                                                          or financial advisor
                           Institutional Class I: Contact Class I: Contact the financial the financial intermediary or  intermediary or other
                           other organization from whom   organization from whom shares
                           shares were purchased          were purchased (a)

Conversion................ Class B shares automatically   Class B shares automatically
                           convert into Class A shares    convert into Class A shares
                           eight years after purchase     approximately eight years
                                                          after purchase

Exchanges................. Shares of an Acquired Fund may Shares of an Acquiring Fund
                           be exchanged for shares of the may be exchanged for shares of
                           same class of any other        the same class of any other
                           Acquired Fund or other series  fund distributed by SACS
                           of North American Funds
                           For Institutional Class I
                           shares, all or part of an
                           existing plan balance may be
                           exchanged from one investment
                           option to another if permitted
                           by an employer retirement plan

--------
(a) Although not currently offered by the Acquiring Funds, Class I shares will be offered by the Combined Funds upon consummation of the Reorganizations.

(b) The CDSC of Class B shares of the Acquiring Funds is either the same as or less than the CDSC relating to Class B shares of the Acquired Funds. The table below sets forth the schedule of Class B CDSC for all Funds.

                                  CDSC on shares being sold
                                ------------------------------
     Years after Purchase       Acquired Funds Acquiring Funds
     --------------------       -------------- ---------------
     1st year.................      5.00%           5.00%
     2nd year.................      5.00%           4.00%
     3rd year.................      4.00%           3.00%
     4th year.................      3.00%           3.00%
     5th year.................      2.00%           2.00%
     6th year.................      1.00%           1.00%
     7th year and thereafter..       None           None

(c) The CDSC schedules applicable to Class A, Class B and Class C shares of an Acquired Fund will continue to apply to the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the respective Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS). Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Future purchases of Class A, Class B or Class II Shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund. There is no CDSC on Combined Fund shares that are purchased through reinvestment of dividends. In the case of a partial redemption of Combined Fund shares, those shares in the shareholder's account that are not subject to a CDSC will be sold first. If there are not enough of these shares available, shares that have the lowest CDSC will be sold next.


 Dividend Distribution and Account Policies

   The following is a summary of the dividend distribution and account policies of each of the Funds and is qualified in its entirety by the more complete information contained in the Acquired Funds Prospectuses, Acquiring Funds Prospectuses, Acquired Funds Statement and Acquiring Funds Statement.

   Valuation of Fund Shares. The net asset value per share for each Fund and class is determined once daily as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) by dividing the net assets (the value of all assets less liabilities) of each class by the number of its shares outstanding. See "Purchase, Redemption and Pricing--Determination of Net Asset Value" in the Acquired Funds Statement and "Determination of Net Asset Value" in the Acquiring Funds Statement.

   Buy and Sell Prices. When you buy shares of a Fund, you pay the net asset value plus any applicable sales charges. When you sell shares of a Fund, you receive the net asset value minus any applicable CDSCs.

   Dividends. Each of the Acquired Funds declare and pay capital gains and income dividends, if any, annually. Income dividends, if any, are paid quarterly by the SunAmerica Balanced Assets Fund and the SunAmerica Growth and Income Fund and annually by the other Acquiring Funds. Capital gains distributions, if any, are paid at least annually by the Acquiring Funds. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes--Dividends and Distributions" in the Acquiring Funds Statement.


   Dividend Reinvestments. The policy relating to dividend reinvestments is substantially the same for all Funds. Unless cash payment is requested (and such payment is more than $10 in the case of the Acquiring Funds), all dividends and distributions, if any, will be reinvested. Alternatively, in the case of the Acquiring Funds, dividends and distributions may be reinvested in any fund distributed by SACS. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes--Dividends and Distributions" in the Acquiring Funds Statement.

   Redemptions-in-kind. Each Acquired Fund reserves the right to pay redemption proceeds in whole or in part by a distribution "in kind" of securities held by the Acquired Fund, subject to the limitation that each Acquired Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Acquired Fund during any 90-day period for any one account. Subject to this same limitation, each Acquiring Fund also may pay redemption proceeds by a distribution "in kind" of securities held by the Acquiring Fund, if it determines that it would be detrimental to the best interests of the remaining shareholders of the Acquiring Fund to make payment of redemption proceeds wholly or partly in cash. See "Purchase Redemption and Pricing--Redemption in Kind" in the Acquired Funds Statement and "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Statement.

   Payment Following Redemption. Each Fund will normally send the proceeds from a redemption (less any applicable CDSC) on the next business day, but may delay payment for up to seven days. Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. During periods of extreme volatility or market crisis, each Fund may temporarily suspend the right to redemption and may postpone the payment of proceeds, as allowed by the federal securities laws. See "Section III: Investing in the North American Funds" and "Purchase, Redemption and Pricing--Payment for the Shares Presented" in the Acquired Funds Prospectuses and Acquired Funds Statement, respectively, and "Shareholder Account Information--Transaction Policies" in the Acquiring Funds Prospectus.

   Programs that Reduce Sales Charges. Each of the Funds offers programs pursuant to which shareholders pay reduced sales charges. With respect to the Acquired Funds and the Acquiring Funds, these programs are only applicable to purchases of Class A shares. Under the Rights of Accumulation program, a shareholder pays the sales charge applicable to the shareholder's total account balance in all classes of shares. Under a Letter of Intent (or statement of intention), a shareholder agrees to invest a certain amount over 13 months and will pay the sales charge based on the shareholder's goal. In addition, the Acquiring Funds also offer reduced sales charges for group purchases, pursuant to which members of qualified groups may purchase Class A shares of an Acquiring Fund under the Rights of Accumulation program described above. The Acquiring Funds also offer a Combined Purchase Privilege, pursuant to which certain persons may qualify for sales charge reductions or elimination by combining purchases of Acquiring Fund shares into a single transaction. See "Section III: Investing in the North American Funds" in the Acquired Funds Prospectuses and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Statement for more information regarding these programs.


   Reinstatement Privileges. Each of the Funds offers a reinstatement privilege. In the case of the Acquired Funds, if a shareholder redeems Class A shares (under $1 million) and reinvests within 90 days, the shareholder will not have to pay a sales charge. If a shareholder redeems Class A shares over $1 million, or Class B or Class C shares and pays a CDSC and then reinvests within 90 days, the shareholder's account will be credited the amount of the CDSC. In the case of the Acquiring Funds, a shareholder may redeem shares of an Acquiring Fund and within one year after the sale invest some or all of the proceeds in the same share class of the same Acquiring Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after redeeming such shares. If a shareholder paid a CDSC on the redemption of his or her shares, the shareholder's account will be credited with the dollar amount of the CDSC at the time of redemption. See "Account Services" in the Acquired Funds Prospectus relating to Class A, Class B, and Class C shares and "Shareholder Account Information--Sales Charge Reductions and Waivers" in the Acquiring Funds Prospectus for more information regarding this privilege.

   Other Shareholder Services. Each of the Acquired Funds and Acquiring Funds offers other shareholder services which are similar, although not identical, such as automatic investment plans and systematic withdrawal plans. In addition, Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Acquiring Funds, which provides for benefits payable at death that relate to the amounts paid to purchase Acquiring Fund shares (and not subsequently redeemed prior to death) and to the value of Acquiring Fund shares held for the benefit of insured persons. Anchor National Life Insurance company charges a premium for this coverage. For additional information regarding these additional shareholder services, see "Account Services" in the Acquired Funds Prospectuses and "Shareholder Account Information--Additional Investor Services (Classes A, B and II)" and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Prospectus and Acquiring Funds Statement, respectively.

   Small Accounts. The Acquired Funds require that for Class A, Class B and Class C shares you maintain a minimum account balance of $500, or $50 for retirement plans and other automatic investing programs. The Acquiring Funds require that you maintain a minimum account balance of $500, or $250 for retirement plan accounts. If your account with an Acquiring Fund falls below the minimum requirement due to withdrawals, you may be asked to purchase more shares within 60 days. If you do not take action, the Acquiring Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account with an Acquiring Fund. Your account with an Acquiring Fund will not be closed if its drop in value is due to performance of the Acquiring Fund or the effects of sales charges.

Performance

 General

   The following tables provide performance information for shares of the Funds for the periods indicated. Past performance is not indicative of future performance.

   Important information about the Acquiring Funds is also contained in management's discussion of each Acquiring Fund's performance contained in the Annual Report to Shareholders of the Acquiring Funds for the year ended September 30, 2000, which accompanies this Proxy Statement and Prospectus.

   Average annual total return is determined separately for each Class in accordance with a formula specified by the Commission. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 3-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The calculation assumes that:


     (a) The maximum sales load (i.e., either the front-end sales load or the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period) is deducted from the initial $1,000 purchase payment;

     (b) All dividends and distributions are reinvested at net asset value;
  and

     (c) Complete redemption occurs at the end of the 1-, 3-, 5-, or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

                          Average Annual Total Returns
                          (Period Ended June 30, 2001)


                                    NAF Balanced Fund*                               SunAmerica Balanced Assets Fund
                 ------------------------------------------------------------  ---------------------------------------------
                                                               Institutional
                    Class A        Class B        Class C         Class I         Class A         Class B        Class II
                 -------------  -------------  --------------  --------------  --------------  --------------  -------------
Year to Date....    -12.84%        -12.47%         -8.80%          -7.52%         -14.21%         -13.79%         -11.05%
One year........    -15.68%        -15.51%        -12.31%           N/A           -22.30%         -22.18%         -19.69%
Three year......    -4.31%         -4.28%          -3.11%           N/A            0.83%           1.22%            N/A
Five year.......     4.04%          4.30%          4.56%            N/A            8.83%           9.15%            N/A
Ten year........      N/A            N/A           7.85%            N/A             N/A            10.44%           N/A
Since
 Inception......     6.11%          6.36%          6.33%          -12.28%          9.37%           10.97%         -2.69%
                 (since 4/1/94) (since 4/1/94) (since 8/28/89) (since 7/10/00) (since 9/24/93) (since 1/29/85) (since 2/2/99)

                          Average Annual Total Returns
                          (Period Ended June 30, 2001)

                                NAF Large Cap Growth Fund*                          SunAmerica Blue Chip Growth Fund
                 ------------------------------------------------------------  ---------------------------------------------
                                                               Institutional
                    Class A        Class B        Class C         Class I         Class A         Class B        Class II
                 -------------  -------------  --------------  --------------  --------------  --------------  -------------
Year to Date....    -23.45%        -23.24%         -19.97%         -18.84%         -17.89%         -17.55%        -14.92%
One year........    -41.54%        -41.54%         -39.07%          N/A            -29.84%         -29.79%        -27.56%
Three year......     -7.11%         -7.24%         -5.95%           N/A             3.32%           3.77%           N/A
Five year.......     4.23%          4.42%           4.76%           N/A            12.17%          12.50%           N/A
Ten year........      N/A            N/A            N/A             N/A             N/A            13.31%           N/A
Since
 Inception......     5.92%          6.25%          6.39%          -39.44%          11.90%          11.26%         -0.94%
                 (since 3/4/96) (since 3/4/96) (since 3/4/96)  (since 7/10/00) (since 10/8/93) (since 3/3/85)  (since 2/2/99)

                          Average Annual Total Returns
                          (Period Ended June 30, 2001)

                                 NAF Growth & Income Fund*                          SunAmerica Growth and Income Fund
                 ------------------------------------------------------------  ---------------------------------------------
                                                               Institutional
                    Class A        Class B        Class C         Class I         Class A         Class B        Class II
                 -------------  -------------  --------------  --------------  --------------  --------------  -------------
Year to Date....    -12.43%        -12.03%         -8.33%          -7.03%         -17.82%         -17.39%         -14.85%
One year........    -19.76%        -19.63%        -16.21%           N/A           -26.33%         -26.21%         -23.91%
Three year......     0.82%          0.88%          2.18%            N/A            1.89%           2.33%           2.89%
Five year.......    12.21%         12.55%          12.79%           N/A            11.92%          12.29%           N/A
Ten year........      N/A            N/A           12.95%           N/A             N/A             N/A             N/A
Since
 Inception......    13.79%         14.06%          12.58%         -16.13%          15.42%          15.76%          5.71%
                 (since 4/1/94) (since 4/1/94) (since 5/1/91)  (since 7/10/00) (since 7/1/94)  (since 7/6/94)  (since 2/2/98)

                          Average Annual Total Returns
                          (Period Ended June 30, 2001)

                                 NAF Mid Cap Growth Fund*                         SunAmerica Growth Opportunities Fund
                 ------------------------------------------------------------  ---------------------------------------------
                                                               Institutional
                    Class A        Class B        Class C         Class I         Class A         Class B        Class II
                 -------------  -------------  --------------  --------------  --------------  --------------  -------------
Year to Date....    -26.42%        -26.16%        -23.00%         -21.84%         -29.08%         -28.77%         -26.52%
One year........    -39.54%        -39.48%        -36.90%           N/A           -43.68%         -43.64%         -41.83%
Three year......    -3.14%         -3.28%          -1.95%           N/A            13.63%          14.32%           N/A
Five year.......     5.22%          5.35%          5.71%            N/A            13.96%          14.22%           N/A
Ten year........      N/A            N/A            N/A             N/A            14.38%           N/A             N/A
Since
 Inception......     5.58%          5.83%          6.01%          -37.41%          13.34%          12.64%          8.80%
                 (since 3/4/96) (since 3/4/96) (since 3/4/96)  (since 7/10/00) (since 1/28/87) (since 10/4/93) (since 2/2/98)

-------
* AGAM waived certain fees in respect of the Acquired Funds. Absent such waivers, the returns for the Acquired Funds shown above would be lower.

Shareholder Rights

   Shareholder rights are the same in all of the Funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and to cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in the Fund's investment advisory agreement. Corresponding Shares issued in the Reorganizations will be fully paid and nonassessable and will have no preemptive rights. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.


   The Funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund trustee.

Tax Information

   The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectus.

Portfolio Transactions

   The procedures for engaging in portfolio transactions are generally the same for the Acquired Funds and the Acquiring Funds. Each of the Acquired Funds' Subadvisers and SAAMCo may consider the nature and extent of research services provided when brokers are selected and may cause a Fund to pay such broker-dealer commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided. For further discussion of these procedures, see "Portfolio Brokerage" in the Acquired Funds Statement and "Portfolio Transactions and Brokerage" in the Acquiring Funds Statement.

Portfolio Turnover

   None of the Funds has placed a limit on its portfolio turnover and portfolio changes are made when the Fund's investment adviser (or Subadviser) believes they are advisable, usually without reference to the length of time that a security has been held.


   The table below sets forth the portfolio turnover rates for the Acquired Funds and the Acquiring Funds for the fiscal years ended October 31, 2000 and September 30, 2000, respectively. Some of these portfolio turnover rates exceed 100%. A 100% portfolio turnover rate would occur if all of the securities in the portfolio were replaced during the period. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance. Higher portfolio turnover may also result in an increased proportion of capital gains constituting short-term capital gains instead of long-term capital gains. If a Fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of a Fund for shareholders with taxable accounts.

                             SunAmerica
        NAF Balanced       Balanced Assets       NAF Large Cap       SunAmerica Blue
            Fund                Fund              Growth Fund        Chip Growth Fund
        ------------       ---------------       -------------       ----------------
            217%                 259%                196%                  75%

                                                                        SunAmerica
                             SunAmerica                                   Growth
        NAF Growth &         Growth and           NAF Mid Cap         Opportunities
        Income Fund          Income Fund          Growth Fund              Fund
        ------------       ---------------       -------------       ----------------
            31%                  61%                 210%                  139%


Additional Information

 Independent Auditors

   Currently PricewaterhouseCoopers LLP serves as the independent auditors of the Acquired Funds and Ernst & Young LLP serves as the independent auditors of the Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that Ernst & Young LLP will serve as the independent auditors of the Combined Funds. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036. The principal business address of Ernst & Young LLP is 787 Seventh Avenue, New York, New York 10019.


 Custodian

   State Street acts as the custodian of the assets of the Acquired Funds and Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the custodian of the Combined Funds. The principal business address of State Street is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

 Transfer Agent

   Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184, serves as the transfer agent with respect to each Acquired Fund. State Street, 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as the transfer agent with respect to each Acquiring Fund. Transfer agent functions are performed for State Street by National Financial Data Services, P.O. Box 219572, Kansas City, Missouri 64121-5972, an affiliate of State Street. Each transfer agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts for the respective Fund. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the transfer agent of the Combined Funds.


 Capital Stock

   Each Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and Institutional Class
I. Each Acquiring Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, divided into four classes (five classes in the case of the SunAmerica Growth and Income
Fund), designated Class A, Class B, Class II, Class I (and Class Z in the case of the SunAmerica Growth and Income Fund). See "--Shareholder Rights" above and "Capital Stock" in the North American Funds Statement and "Description of Shares" in the SunAmerica Equity Funds Statement for further discussion of the rights and preferences attributable to shares of each Acquired Fund and each Acquiring Fund, respectively. See "Summary" above and "Section II: Fees and Expenses" (in the case of Class A, Class B and Class C shares) and "Section II:
Fees and Expenses of the North American Funds-- Institutional Class I Shares" (in the case of Institutional Class I shares) in the Acquired Funds Prospectuses and "Fund Highlights--What are the Fund's Expenses?" in the Acquiring Funds Prospectus for further discussion on the expenses attributable to shares of the Acquired Funds and the Acquiring Funds, respectively. See "-- Issuance and Distribution of Corresponding Shares" for a description of the classes of Corresponding Shares to be issued in the Reorganizations.

   Each of North American Funds and SunAmerica Equity Funds is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of each of North American Funds and SunAmerica Equity Funds contains an express disclaimer of shareholder liability for acts or obligations of each Acquired Fund and Acquiring Fund, respectively, and provides for indemnification and reimbursement of expenses out of that Fund's property for any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations. Given the above limitations on shareholder personal liability and the nature of the Funds' assets and operations, the possibility that a Fund would be unable to meet its obligations is remote and each of North American Funds and SunAmerica Equity Funds believes that the risk of personal liability to shareholders is therefore also remote.

 Shareholder Inquiries

   Shareholder inquiries with respect to the Acquired Funds may be addressed to each Acquired Fund at 286 Congress Street, Boston, Massachusetts 02210 or by calling toll free 1-800-872-8037. Shareholder inquiries with respect to the Acquiring Funds may be addressed to each Acquiring Fund at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204 or by calling toll free 1-800-858-8850.

                              THE REORGANIZATIONS

General

   Under each Plan, the applicable Acquiring Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of Corresponding Shares of such Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following consummation of the respective Reorganization.

   Generally, the assets transferred by an Acquired Fund to the respective Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time and all other assets of such Acquired Fund as of such time.


   In the course of each Reorganization, each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations.

   Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholder's interest in such Acquired Fund as of the Valuation Time. See "--Terms of the Plans" for information concerning the calculation of net asset value.


   Since the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds immediately following consummation of the Reorganizations. However, as a result of the Reorganizations, a shareholder of an Acquired Fund may hold a smaller percentage of ownership in the respective Acquiring Fund than he or she did in the Acquired Fund prior to the Reorganizations. In addition, a shareholder of an Acquired Fund may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.


   If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the fourth calendar quarter of 2001. One Reorganization is not dependent on the consummation of any other Reorganization. If an Acquired Fund's shareholders do not approve the respective Reorganization, the NAF Board will consider other possible courses of action which may be in the best interests of shareholders.

Terms of the Plans

   The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, a form of which is attached hereto as Exhibit II.

 Valuation of Assets and Liabilities

   The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under

"Transaction Policies--Valuation of Shares" and "Determination of Net Asset Value" in the Acquiring Funds Prospectus and the Acquiring Funds Statement, respectively. Purchase orders for an Acquired Fund's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the respective Reorganization; redemption requests with respect to an Acquired Fund's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

 Issuance and Distribution of Corresponding Shares

   On the Closing Date (as defined in the Plans), each Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Fund. Such issuance and distribution will be done as follows: each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.


 Expenses

   All costs of the Reorganizations will be borne by AIG or an affiliate thereof, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Funds or their shareholders.

 Required Approvals

   The completion of each Reorganization is conditioned upon, among other things, the receipt of certain regulatory approvals, including the receipt of an order from the Commission pursuant to Section 17(b) of the Investment Company Act. An application for such order has been filed with the Commission; however, there is no assurance that it will be received. In addition, the Declaration of Trust of North American Funds (as amended to date) requires approval of each Reorganization by the affirmative vote of the respective Acquired Fund's shareholders representing no less than a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.


 Amendments and Conditions

   The Plans may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the respective Plan are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund's shareholders, the receipt of an opinion of counsel as to tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

 Termination, Postponement and Waivers

   Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund's shareholders, prior to the Closing Date or the Closing Date may be postponed: (i) by mutual agreement of the NAF Board and the SunAmerica Board;
(ii) by an

Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations

   In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a mutual fund which has substantially the same or similar investment objective and similar, though not identical, investment techniques. In addition, the NAF Board considered the following, among other things:


  .  Terms and conditions of the Reorganizations.

  . The fact that the Acquiring Funds will assume substantially all the liabilities of the respective Acquired Funds.

  .  The historical performance records of the Acquired Funds and Acquiring
     Funds.

  . The gross and net expense ratios of the Acquired Funds and the Acquiring Funds before the Reorganizations and the estimated expense ratios of the Combined Funds on a pro forma basis after the Reorganizations.

  . The relative annual rates of advisory fees payable by the Acquired Funds and the Acquiring Funds.

  . The fact that the Reorganizations would not result in dilution of Acquired Fund shareholders' interests.

  . The fact that AGAM has agreed to waive fees or reimburse expenses for the Acquired Funds, but there is no assurance that the current fee waivers and expense reimbursements would continue after February 28, 2002.

  . The fact that SAAMCo has agreed to waive fees or reimburse expenses for certain classes of Acquiring Fund shares.

  . The investment experience, expertise and resources of SAAMCo and other service providers to the Acquiring Funds in the areas of distribution, investment, and shareholder services.

  . The service and distribution resources available to the Acquiring Funds and compatibility of the Funds' service features available to shareholders.

  . The fact that each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

  . The fact that AIG or an affiliate thereof will bear all expenses relating to the Reorganizations.

  . The effect of the Reorganizations on Acquired Fund shareholders and the value of their interests.

  . Alternatives available to Acquired Fund shareholders, including the ability to redeem their shares.

   The NAF Board also identified and considered certain potential benefits to shareholders that are likely to result from the Reorganizations. For example, the net assets of each of the Acquiring Funds would increase by the amount of the net assets of each of the respective Acquired Funds at the time of the Reorganization. With respect to the Growth and Income Combined Fund, this increase in net assets may cause a lower advisory fee rate to apply in accordance with the advisory fee breakpoint schedule applicable to such Acquiring Fund. See "Proposals Nos. 2(a)-(d): Approval of the Plans." In addition, because SunAmerica has broad distribution channels, it is also possible that the asset base for the Combined Funds will increase over the long term, which would tend to result in a lower overall operating expense ratio. Of course, there is no guarantee that such increases in asset base would in fact occur. The table below sets forth the total net assets of each of the Acquiring Funds (for the share classes involved in the Reorganizations) and each of the Acquired Funds, in each case as of March 31, 2001, as well as the net assets of each of the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed on such date.

                                Total Net Assets
                              as of March 31, 2001


                                SunAmerica Balanced        Pro Forma Combined
     NAF Balanced Fund              Assets Fund              Balanced Fund
----------------------------   ------------------------  ------------------------
Class A         $  7,286,284   Class A    $264,131,925   Class A    $271,416,621
Class B         $ 12,382,963   Class B    $123,535,316   Class B    $135,915,580
Class C         $ 29,242,368   Class II   $ 26,489,926   Class II   $ 55,725,922
Institutional                  Total      $414,157,167   Class I    $  5,104,080
Class I         $  5,105,193                             Total      $468,162,203
  Total         $ 54,016,808

                                SunAmerica Blue Chip      Pro Forma Blue Chip
 NAF Large Cap Growth Fund          Growth Fund           Growth Combined Fund
----------------------------   ------------------------  ------------------------
Class A         $  6,870,643   Class A    $101,438,796   Class A    $108,300,596
Class B         $ 22,463,736   Class B    $ 45,213,129   Class B    $ 67,647,954
Class C         $ 12,157,925   Class II   $  8,667,156   Class II   $ 20,809,434
Institutional                  Total      $155,319,081   Class I    $ 15,354,566
Class I         $ 15,374,353                             Total      $212,112,550
  Total         $ 56,866,657

                               SunAmerica Growth and      Pro Forma Growth and
 NAF Growth & Income Fund           Income Fund           Income Combined Fund
----------------------------   ------------------------  ------------------------
Class A         $ 41,401,558   Class A    $ 95,679,367   Class A    $137,043,954
Class B         $ 77,404,149   Class B    $131,647,428   Class B    $208,982,456
Class C         $124,750,461   Class II   $ 34,648,188   Class II   $159,287,247
Institutional                  Total      $261,974,983   Class I    $ 10,996,195
Class I         $ 11,006,023                             Total      $516,309,852
  Total         $254,562,191

                                                            Pro Forma Growth
                                 SunAmerica Growth       Opportunities Combined
  NAF Mid Cap Growth Fund        Opportunities Fund               Fund
----------------------------   ------------------------  ------------------------
Class A         $  7,248,056   Class A    $124,773,186   Class A    $132,011,239
Class B         $ 17,253,698   Class B    $ 75,131,892   Class B    $ 92,361,775
Class C         $ 12,360,468   Class II   $ 45,045,280   Class II   $ 57,388,687
Institutional                  Total      $244,950,358   Class I    $  7,720,949
Class I         $  7,731,621                             Total      $289,482,650
  Total         $ 44,593,843


   The NAF Board considered that certain fixed costs, such as printing of prospectuses and reports sent to shareholders, legal and audit fees, and registration fees would be spread across a larger asset base. This would tend to lower the expense ratio borne by shareholders of both the Acquiring Funds and the Acquired Funds, but the effect would be relatively more significant in the case of shareholders of the Acquired Funds. This is because these Acquired Funds are smaller than the respective Acquiring Fund and will benefit more from potential economies of scale. To illustrate potential benefits to the Acquired Funds as a result of the Reorganizations, including potential economies of scale, see the total and net operating expenses, as a percentage of net assets, for the Acquired Funds and the Acquiring Funds as of March 31, 2001, and the total and net operating expenses, as a percentage of net assets, for the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed as of such date, under "Fee Tables" above.

   In addition to the potential economies of scale which may be realized through combination of the Funds, the NAF Board also considered the advantages of eliminating the competition and duplication of effort inherent in marketing funds that have similar investment objectives.


   AGAM is contractually obligated to provide the fee reductions and expense reimbursements referenced in the "Fee Tables" above through February 28, 2002. If shareholders do not approve the Reorganizations, each

Acquired Fund will continue with its current fee structure except that there is no assurance that AGAM would continue to provide such fee reductions and reimbursements past this date. If shareholders approve the Reorganizations, the respective Combined Funds' expense structure will apply.


   Based on the foregoing, together with other factors and information considered to be relevant and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the NAF Board concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In connection with the approval of the Reorganizations, the NAF Board also approved directed brokerage arrangements with certain brokers to reduce the costs that might otherwise be incurred to align the portfolios of each of the Acquired Funds with those of the respective Acquiring Fund to facilitate a smooth transition upon consummation of the Reorganizations. Because the Acquired Funds and Acquiring Funds have substantially the same or similar investment objectives and similar investment strategies, it is not anticipated that the securities held by an Acquired Fund will be sold in significant amounts in order to comply with the objectives and investment policies of the respective Acquiring Fund in connection with the applicable Reorganization. The Acquired Funds will not dispose of assets to an extent or in a manner that would jeopardize the tax-free nature of the Reorganizations under the Code. However, the disposition of assets by an Acquired Fund may result in the realization of taxable gains or losses by Acquired Fund shareholders.


   In approving the Reorganizations, the NAF Board, including all of the NAF Independent Trustees, determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, also determined that the interests of the shareholders of each Acquired Fund would not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time. Consequently, the NAF Board approved the Plans and directed that each Plan be submitted to the shareholders of each respective Acquired Fund for approval.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the respective Plan. Approval of the respective Plan by one Acquired Fund is not contingent upon the approval of the respective Plan by any other Acquired Fund.


   The SunAmerica Board has also approved the Plans on behalf of the Acquiring Funds.

Federal Income Tax Consequences of the Reorganizations

 General

   Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization.


   As a condition to the closing of each Reorganization, each of the Acquired Funds and Acquiring Funds will receive an opinion of Shearman & Sterling, counsel to the Acquiring Funds, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of each Reorganization (i) no gain or loss will be recognized by an Acquired Fund or an Acquiring Fund as a result of its respective Reorganization, (ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund, (iii) an Acquired Fund and an Acquiring Fund each will be a "party to a reorganization" under Section 368(b) of the Code, (iv) the holding period of the assets of an Acquired Fund acquired by the respective Acquiring Fund will include the period during which such assets were held by such Acquired Fund, (v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective

Acquired Fund in exchange for his or her shares such Acquired Fund will include the period during which such shareholder held shares of such Acquired Fund (provided such Acquired Fund shares were held as capital assets on the date of the exchange), and (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in such Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor. Shearman & Sterling's opinion will be based upon certain representations made by the parties to the Reorganizations.


   An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service ("IRS") and is not binding on the IRS or any court. If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368 of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund, and Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.

   To the extent an Acquiring Fund has unrealized capital gains at the time of the respective Reorganization, the respective Acquired Fund's shareholders may incur taxable gains in the year that such Acquiring Fund realizes and distributes those gains. This will be true notwithstanding that the unrealized gains were reflected in the price of such Acquiring Fund's shares at the time they were exchanged for assets of such Acquired Fund in the respective Reorganization. Conversely, shareholders of an Acquiring Fund would share in unrealized capital gains of the respective Acquired Fund after the respective Reorganization and bear a tax consequence on the subsequent realization of such gains.


   To the extent that an Acquired Fund has loss carryforwards at the time of the respective Reorganization, Acquired Fund shareholders may not be able to benefit from such loss carryforwards after the Reorganizations.


   Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the non-United States, state, local and other tax consequences of the Reorganizations.


 Status as a Regulated Investment Company


   All Funds have elected and qualified to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the Reorganizations, the Acquiring Funds intend to continue to qualify as regulated investment companies. An Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization.

Capitalization

 The following table sets forth the capitalization of each Acquired Fund and each Acquiring Fund (for the share classes involved in the Reorganizations) as of March 31, 2001, and the capitalization of each Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date.


                                 NAF Balanced Fund                     SunAmerica Balanced Assets Fund
                 -------------------------------------------------- -------------------------------------
                                                      Institutional
                   Class A     Class B     Class C       Class I      Class A      Class B     Class II
                 ----------- ----------- ------------ ------------- ------------ ------------ -----------
Total Net
 Assets......... $ 7,286,284 $12,382,963 $ 29,242,368  $ 5,105,193  $264,131,925 $123,535,316 $26,489,926
Shares
Outstanding.....     927,998   1,580,602    3,684,912      649,582    17,644,795    8,277,263   1,773,072
Net Asset Value
Per Share.......       $7.85       $7.83        $7.94        $7.86        $14.97       $14.92      $14.94
                          Pro Forma Combined Balanced Fund
                 --------------------------------------------------
                   Class A      Class B      Class II     Class I
                 ------------ ------------ ------------ -----------
Total Net
 Assets......... $271,416,621 $135,915,580 $ 55,725,922 $ 5,104,080
Shares
Outstanding.....   18,131,415    9,107,039    3,729,966     340,954
Net Asset Value
Per Share.......       $14.97       $14.92       $14.94      $14.97

                             NAF Large Cap Growth Fund                SunAmerica Blue Chip Growth Fund
                 -------------------------------------------------- -------------------------------------
                                                      Institutional
                   Class A     Class B     Class C       Class I      Class A      Class B     Class II
                 ----------- ----------- ------------ ------------- ------------ ------------ -----------
Total Net
 Assets......... $ 6,870,643 $22,463,736 $ 12,157,925  $15,374,353  $101,438,796 $ 45,213,129 $ 8,667,156
Shares
Outstanding.....     579,537   1,969,356    1,066,645    1,287,367     5,895,625    2,841,331     545,600
Net Asset Value
Per Share.......      $11.86      $11.41       $11.40       $11.94        $17.21       $15.91      $15.89
                          Pro Forma Combined Balanced Fund
                 --------------------------------------------------
                   Class A      Class B      Class II     Class I
                 ------------ ------------ ------------ -----------
Total Net
 Assets......... $108,300,596 $ 67,647,954 $ 20,809,434 $15,354,566
Shares
Outstanding.....    6,294,335    4,251,439    1,309,746     892,189
Net Asset Value
Per Share.......       $17.21       $15.91       $15.89      $17.21

                                                                            SunAmerica Growth and
                              NAF Growth & Income Fund                           Income Fund
                 -------------------------------------------------- -------------------------------------
                                                      Institutional
                   Class A     Class B     Class C       Class I      Class A      Class B     Class II
                 ----------- ----------- ------------ ------------- ------------ ------------ -----------
Total Net
 Assets......... $41,401,558 $77,404,149 $124,750,461  $11,006,023  $ 95,679,367 $131,647,428 $34,648,188
Shares
Outstanding.....   2,049,152   3,953,119    6,338,466      543,089     7,089,474   10,094,368   2,661,158
Net Asset Value
Per Share.......      $20.20      $19.58       $19.68       $20.27        $13.50       $13.04      $13.02
                                 Pro Forma Combined
                               Growth and Income Fund
                 --------------------------------------------------
                   Class A      Class B      Class II     Class I
                 ------------ ------------ ------------ -----------
Total Net
 Assets......... $137,043,954 $208,982,456 $159,287,247 $10,996,195
Shares
Outstanding.....   10,153,517   16,024,968   12,234,050     814,533
Net Asset Value
Per Share.......       $13.50       $13.04       $13.02      $13.50

                                                                           SunAmerica Growth
                             NAF Mid Cap Growth Fund                       Opportunities Fund
                 ------------------------------------------------ ------------------------------------
                                                    Institutional
                  Class A     Class B     Class C      Class I      Class A      Class B    Class II
                 ---------- ----------- ----------- ------------- ------------ ----------- -----------
Total Net
Assets.......... $7,248,056 $17,253,698 $12,360,468  $7,731,621   $124,773,186 $75,131,892 $45,045,280
Shares
Outstanding.....    715,655   1,795,035   1,283,728     759,324      6,131,576   4,006,776   2,403,768
Net Asset Value
Per Share.......     $10.13       $9.61       $9.63      $10.18         $20.35      $18.75      $18.74
                               Pro Forma Combined
                            Growth Opportunities Fund
                 -----------------------------------------------
                   Class A      Class B    Class II    Class I
                 ------------ ----------- ----------- ----------
Total Net
Assets.......... $132,011,239 $92,361,775 $57,388,687 $7,720,949
Shares
Outstanding.....    6,487,254   4,925,703   3,062,434    379,408
Net Asset Value
Per Share.......       $20.35      $18.75      $18.74     $20.35


 The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the Valuation Time.

                                    GENERAL

                       INFORMATION CONCERNING THE MEETING

Date, Time and Place of Meeting

   The Meeting will be held on November 7, 2001, at the principal executive offices of the North American Funds, 286 Congress Street, Boston, Massachusetts 02210, at 10:00 a.m., Eastern Time.


Solicitation, Revocation and Use of Proxies

   A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of North American Funds or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

   All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the New Investment Advisory Agreement and the respective Plan.

   It is not anticipated that any matters other than the approval of the New Investment Advisory Agreement and approval of the respective Plan will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

   Only holders of record of shares of the Acquired Funds at the close of business on September 17, 2001 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the Acquired Funds issued and outstanding and entitled to vote at the close of business on the Record Date.


                                                                      Institutional  Total Number of
                         Class A Shares Class B Shares Class C Shares Class I Shares     Shares
                         -------------- -------------- -------------- -------------- ---------------
NAF Balanced Fund.......   918,837.9350 1,515,003.5320 3,288,737.3300   660,043.9310  6,382,622.7280
NAF Large Cap Growth
 Fund...................   524,598.9500 1,857,832.4990   816,511.8950 1,461,368.1190  4,660,311.4630
NAF Growth & Income
 Fund................... 2,068,230.2000 3,455,615.6880 5,545,337.3340 2,361,532.2650 13,430,715.4870
NAF Mid Cap Growth
 Fund...................   673,855.0320 1,754,833.3910 1,096,687.2500   832,619.5890  4,357,995.2620

Security Ownership of Certain Beneficial Owners and Management of the Funds

   To the knowledge of each Fund, as of August 31, 2001, the following shareholders, if any, owned beneficially or of record more than 5% of the outstanding voting securities of such Fund:


                                                                                     Percentage of Class of Shares
                                                           Percentage of Class of     of Combined Fund After the
                                                             Shares and Type of      Reorganization on a Pro Forma
      Name of Fund       Name and Address of Shareholder          Ownership                     Basis*
      ------------       ------------------------------- --------------------------- -----------------------------
NAF Balanced Fund.......   VALIC Seed Account            50.41% of Institutional           50.41% of Class I
                           Attn: Greg Kingston           Class I, owned of record
                           2919 Allen Parkway #L7-01
                           Houston, TX 77019-2142

                           VALIC Trust as Custodian      30.06% of Institutional           30.06% of Class I
                           FBO The North Carolina        Class I, beneficially owned
                           Baptist Hospitals Inc 403B
                           Ret. Sav. Plan
                           Attn: Kathleen Janos
                           2929 Allen Parkway #L3-00
                           Houston, TX 77019-7100

                           VALIC Trust as Custodian      7.84% of Institutional            7.84% of Class I
                           FBO Hamot Health              Class I, beneficially owned
                           Foundation 403B
                           Attn: Kathleen Janos
                           2929 Allen Parkway #L3-00
                           Houston, TX 77019-7100

                           VALIC Seed Account            16.04% of Class A,                0.44% of Class A
                           Attn: Greg Kingston           owned of record
                           2919 Allen Parkway #L7-01
                           Houston, TX 77019-2142

                           VALIC Seed Account            8.17% of Class B,                 0.80% of Class B
                           Attn: Greg Kingston           owned of record
                           2919 Allen Parkway #L7-01
                           Houston, TX 77019-2142

                           Salomon Smith Barney          5.14% of Class A,                 0.14% of Class A
                           Inc., 00168A80340             beneficially owned
                           333 West 34th Street
                           3rd Floor
                           New York, NY 10001-2483

NAF Large Cap Growth
Fund....................   VALIC Seed Account            8.64% of Class A,                 0.50% of Class A
                           Attn: Greg Kingston           owned of record
                           2919 Allen Parkway #L7-01
                           Houston, TX 77019-2142

                           Aggressive Growth             28.29% of Institutional           28.29% of Class I
                           Lifestyle Fund                Class I, owned of record
                           c/o VALIC
                           Attn: Greg Seward
                           2919 Allen Parkway #L7-01
                           Houston, TX 77019-2142

                                                                                Percentage of Class of Shares
                                                      Percentage of Class of     of Combined Fund After the
                              Name and Address          Shares and Type of      Reorganization on a Pro Forma
      Name of Fund             of Shareholder                Ownership                     Basis*
      ------------       -------------------------- --------------------------- -----------------------------
                         Moderate Growth Lifestyle  19.23% of Institutional           19.23% of Class I
                         Fund                       Class I, owned of record
                         c/o VALIC
                         Attn: Greg Seward
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                         VALIC Trust as Custodian   15.99% of Institutional           15.99% of Class I
                         FBO The North Carolina     Class I, beneficially owned
                         Baptist Hospitals Inc 403B
                         Ret. Sav. Plan
                         Attn: Kathleen Janos
                         2929 Allen Parkway #L3-00
                         Houston, TX 77019-7100

                         Conservative Growth        12.65% of Institutional           12.65% of Class I
                         Lifestyle Fund,            Class I, owned of record
                         c/o VALIC
                         Attn: Greg Seward
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                         VALIC Seed Account         6.87% of Institutional            6.87% of Class I
                         Attn: Greg Kingston        Class I, owned of record
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

NAF Growth &
Income Fund............. INVESCO TTEE FBO AG        42.67% of Institutional           42.67% of Class I
                         Employees Thrift &         Class I, beneficially owned
                         Incentive Plan #001248
                         PO Box 4054
                         Concord, CA 94524-4054
                         INVESCO TTEE FBO AG        31.33% of Institutional           31.33% of Class I
                         Agents & Mgrs Thrift       Class I, beneficially owned
                         Plan #001269
                         PO Box 4054
                         Concord, CA 94524-4054

                         Moderate Growth Lifestyle  8.14% of Institutional            8.14% of Class I
                         Fund                       Class I, owned of record
                         c/o VALIC
                         Attn: Greg Seward
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                         Aggressive Growth          7.05% of Institutional            7.05% of Class I
                         Lifestyle Fund             Class I, owned of record
                         c/o VALIC
                         Attn: Greg Seward
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                                                                               Percentage of Class of Shares
                                                     Percentage of Class of     of Combined Fund After the
                             Name and Address          Shares and Type of      Reorganization on a Pro Forma
      Name of Fund            of Shareholder                Ownership                     Basis*
      ------------       ------------------------- --------------------------- -----------------------------
                         Conservative Growth       5.05% of Institutional            5.05% of Class I
                         Lifestyle Fund,           Class I, owned of record
                         c/o VALIC
                         Attn: Greg Seward
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

NAF Mid Cap Growth
 Fund................... VALIC Seed Account        9.11% of Class A,                 0.53% of Class A
                         Attn: Greg Kingston       owned of record
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                         VALIC Trust as Custodian  30.63% of Institutional           30.63% of Class I
                         FBO RC Def. Comp. Plan    Class I, beneficially owned
                         Attn: Katleen Janos
                         2929 Allen Parkway #L3-00
                         Houston, TX 77019-7100

                         VALIC Seed Account        16.72% of Institutional           16.72% of Class I
                         Attn: Greg Kingston       Class I, owned of record
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                         VALIC Trust as Custodian  15.77% of Institutional           15.77% of Class I
                         FBO RC Def. Comp. Plan    Class I, beneficially owned
                         Attn: Kathleen Janos
                         2929 Allen Parkway #L3-00
                         Houston, TX 77019-7100

                         Aggressive Growth         15.19% of Institutional           15.19% of Class I
                         Lifestyle Fund            Class I, owned of record
                         c/o VALIC
                         Attn: Greg Seward
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                         Moderate Growth Lifestyle 11.27% of Institutional           11.27% of Class I
                         Fund                      Class I, owned of record
                         c/o VALIC
                         Attn: Greg Seward
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                         Conservative Growth       5.44% of Institutional            5.44% of Class I
                         Lifestyle Fund            Class I, owned of record
                         c/o VALIC
                         Attn: Greg Seward
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                                                             Percentage of    Percentage of Class of Shares
                                                            Class of Shares    of Combined Fund After the
                                                              and Type of     Reorganization on a Pro Forma
      Name of Fund        Name and Address of Shareholder      Ownership                 Basis*
      ------------       --------------------------------- ------------------ -----------------------------

SunAmerica
 Blue Chip               Merrill Lynch, Pierce,            6.90% of Class B,        4.67% of Class B
 Growth Fund............ Fenner & Smith, Inc.              owned of record
                         Attn: Service Team, Section 97ME8
                         4800 Deer Lake Drive East
                         Jacksonville, FL 32246-6486

SunAmerica Growth and    Merrill Lynch, Pierce,            5.48% of Class B,        3.47% of Class B
 Income Fund............ Fenner & Smith, Inc.,             owned of record
                         Jacksonville, FL 32246

SunAmerica Growth        Merrill Lynch, Pierce,            11.52% of Class B,       9.27% of Class B
 Opportunities Fund..... Fenner & Smith, Inc.,             owned of record
                         Jacksonville, FL 32246

--------

* Assuming that the value of the shareholder's interest in the Fund on the date of consummation of the applicable Reorganization was the same as on August 31, 2001.


   At August 31, 2001, the directors and officers of North American Funds as a group (13 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of North American Funds.


   At August 31, 2001, the directors and officers of SunAmerica Equity Funds as a group (8 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquiring Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of SunAmerica Equity Funds.


Voting Rights and Required Vote

   Each share of an Acquired Fund is entitled to one vote, with fractional shares voting proportionally. Shareholders of each Acquired Fund vote separately on whether to approve the New Investment Advisory Agreement and approval with respect to one Acquired Fund is not dependent on approval with respect to any other Acquired Fund. Approval of the Plan with respect to one Acquired Fund is not dependent on approval of the Plan with respect to any other Acquired Fund. Approval of the New Investment Advisory Agreement and each Plan with respect to an Acquired Fund requires the affirmative vote of a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

   Broker-dealer firms holding shares of any of the Acquired Funds in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the Plans. Each of the Acquired Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has declined to vote on any proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes (if applicable) will have the same effect as a vote against approval of the New Investment Advisory Agreement or of the applicable Plan, as the case may be.

   A quorum for each Acquired Fund for purposes of the Meeting consists of thirty percent of the shares of such Acquired Fund entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for each Meeting, a quorum of the applicable Acquired Fund's shareholders is not present or if a quorum is present but sufficient votes in favor of approval of the New Investment Advisory Agreement or of the applicable Plan are not received from the shareholders of the respective Acquired Fund, the persons named as proxies may propose one or more adjournments of such Meeting to permit further solicitation of proxies from shareholders. An affirmative vote of less than thirty percent of the shares of the applicable Acquired Fund present in person or by proxy and entitled to vote at the session of the Meeting will suffice for any such adjournment. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such Acquired
Fund.


   The vote of shareholders of the Acquiring Funds are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the respective Reorganizations.

                             ADDITIONAL INFORMATION

   The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by AIG or an affiliate thereof. Such expenses are currently estimated to be approximately $250,000 in the aggregate.


   AIG or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Acquired Funds and will reimburse certain officers or employees that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.


   In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. North American Funds has retained Georgeson Shareholder, 17 State Street, New York, New York 10004 to aid in the solicitation of proxies at a cost estimated not to exceed $12,800, plus out-of-pocket expenses. The cost of soliciting proxies will be borne by AIG or an affiliate thereof.

   This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which North American Funds and SunAmerica Equity Funds have filed on behalf of their respective Funds with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

   The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith file reports and other information with the Commission. Proxy material, reports and other information filed by the Funds (or by North American Funds on behalf of the Acquired Funds or SunAmerica Equity Funds on behalf of the Acquiring Funds) can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the Statements of Additional Information and Prospectuses of the Acquired Funds and Acquiring Funds, as well as other material incorporated by reference and other information regarding the Funds.


                               LEGAL PROCEEDINGS

   There are no material legal proceedings to which any of the Funds is a party.

                                 LEGAL OPINIONS

   Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon by Robert M. Zakem, Esq., General Counsel for SAAMCo. Certain tax matters in connection with the Reorganizations will be passed upon for the Funds by Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, counsel for the Acquiring Funds.

                                    EXPERTS

   The financial highlights of the Acquired Funds and Acquiring Funds incorporated by reference into this Proxy Statement and Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP and Ernst & Young LLP, respectively, independent auditors, given on their authority as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036. The principal business address of Ernst & Young LLP is 787 Seventh Avenue, New York, New York, 10019.


                             SHAREHOLDER PROPOSALS

   A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the solicitation by the Board of Trustees of North American Funds relating to such meeting is to be made in order to be considered in such Acquired Fund's proxy statement and form of proxy relating to the meeting. If proposals Nos. 2(a)-(d) are approved at the Meeting, there will likely not be any future shareholder meetings of the Acquired Funds.

                                          By Order of the Board of Trustees of
                                           North American Funds
                                          /s/ John I. Fitzgerald
                                          John I. Fitzgerald
                                          Secretary, North American Funds

                                                                  EXHIBIT I


                         INVESTMENT ADVISORY AGREEMENT

   INVESTMENT ADVISORY AGREEMENT made as of this    day of       , 2001,
between NORTH AMERICAN FUNDS, a Massachusetts business trust (the "Trust"), and AMERICAN GENERAL ASSET MANAGEMENT CORP., a Delaware corporation (the "Adviser"). In consideration of the mutual covenants contained herein, the parties agree as follows:

1. APPOINTMENT OF ADVISER

   The Trust hereby appoints the Adviser, subject to the supervision of the Trustees of the Trust and the terms of this Agreement, as the investment adviser for each of the portfolios of the Trust specified in Appendix A to this Agreement (the "Funds"). The Adviser accepts such appointment and agrees to render the services and to assume the obligations set forth in this Agreement commencing on its effective date. The Adviser will be an independent contractor and will have no authority to act for or represent the Trust in any way or otherwise be deemed an agent unless expressly authorized in this Agreement or another writing by the Trust and Adviser.

2. DUTIES OF THE ADVISER

     a. Subject to the general supervision of the Trustees of the Trust and the terms of this Agreement, the Adviser will at its own expense select, contract with, and compensate investment subadvisers ("Subadvisers") to manage the investments and determine the composition of the assets of the Funds; provided, that any contract with a Subadviser (the "Subadvisory Agreement") shall be in compliance with and approved as required by the Investment Company Act of 1940, as amended ("Investment Company Act"). Subject always to the direction and control of the Trustees of the Trust, the Adviser will monitor compliance of each Subadviser with the investment objectives and related investment policies, as set forth in the Trust's registration statement as filed with the Securities and Exchange Commission, of any Fund or Funds under the management of such Subadviser, and review and report to the Trustees of the Trust on the performance of such Subadviser.

     b. The Adviser will oversee the administration of all aspects of the Trust's business and affairs and in that connection will furnish to the Trust the following services:

     (1) Office and Other Facilities. The Adviser shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties hereto from time to time and such other office facilities, utilities and office equipment as are necessary for the Trust's operations.

     (2) Trustees and Officers. The Adviser agrees to permit individuals who are directors, officers or employees of the Adviser to serve (if duly elected or appointed) as Trustees or President, Vice President, Treasurer or Secretary of the Trust, without remuneration from or other cost to the Trust.

     (3) Other Personnel. The Adviser shall furnish to the Trust, at the Trust's expense, any other personnel necessary for the operations of the Trust.

     (4) Financial, Accounting, and Administrative Services. The Adviser shall maintain the existence and records of the Trust; maintain the registrations and qualifications of Trust shares under federal and state law; and perform all administrative, financial, accounting, bookkeeping and recordkeeping functions of the Trust except for any such functions that may be performed by a third party pursuant to a custodian, transfer agency or service agreement executed by the Trust. The Trust shall reimburse the Adviser for its expenses associated with all such services, including the compensation and related personnel expenses and expenses of office space, office equipment, utilities and miscellaneous office expenses, except any such expenses directly attributable to officers or employees of the Adviser who are serving as President, Vice President, Treasurer or Secretary of the Trust. The Adviser shall determine the expenses to be reimbursed by the Trust pursuant to expense allocation procedures established by the Adviser in accordance with generally accepted accounting principles.

     (5) Liaisons with Agents. The Adviser, at its own expense, shall maintain liaison with the various agents and other persons employed by the Trust (including the Trust's transfer agent, custodian, independent accountants and legal counsel) and assist in the coordination of their activities on behalf of the Trust. Fees and expenses of such agents and other persons will be paid by the Trust.

     (6) Reports to Trust. The Adviser shall furnish to or place at the disposal of the Trust such information, reports, valuations, analyses and opinions as the Trust may, at any time or from time to time, reasonably request or as the Adviser may deem helpful to the Trust, provided that the expenses associated with any such materials furnished by the Adviser at the request of the Trust shall be borne by the Trust.

     (7) Reports and Other Communications to Trust Shareholders. The Adviser shall assist the Trust in developing (but not pay for) all general shareholder communications including regular shareholder reports.

3. EXPENSES ASSUMED BY THE TRUST

   In addition to paying the advisory fee provided for in Section 4, the Trust will pay all expenses of its organization, operations and business not specifically assumed or agreed to be paid by the Adviser as provided in this Agreement, by a Subadviser as provided in a Subadvisory Agreement, or by the Distributor as provided in the Distribution Agreement. Without limiting the generality of the foregoing, the Trust, in addition to certain expenses described in Section 2 above, shall pay or arrange for the payment of the following:

     a. Custody and Accounting Services. All expenses of the transfer, receipt, safekeeping, servicing and accounting for the Trust's cash, securities, and other property, including all charges of depositories, custodians and other agents, if any;

     b. Shareholder Servicing. All expenses of maintaining and servicing shareholder accounts, including all charges of the Trust's transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents, if any;

     c. Shareholder Communications. All expenses of preparing, setting in type, printing, and distributing reports and other communications to shareholders;

     d. Shareholder Meetings. All expenses incidental to holding meetings of Trust shareholders, including the printing of notices and proxy material, and proxy solicitation therefor;

     e. Prospectuses. All expenses of preparing, setting in type, and printing of annual or more frequent revisions of the Trust's prospectus and statement of additional information and any supplements thereto and of mailing them to shareholders;

     f. Pricing. All expenses of computing the net asset value per share for each of the Funds, including the cost of any equipment or services used for obtaining price quotations and valuing its investment portfolio;

     g. Communication Equipment. All charges for equipment or services used for communication between the Adviser or the Trust and the custodian, transfer agent or any other agent selected by the Trust;

     h. Legal and Accounting Fees and Expenses. All charges for services and expenses of the Trust's legal counsel and independent auditors;

     i. Trustees and Officers. Except as expressly provided otherwise in paragraph 2.b.(2), all compensation of Trustees and officers, all expenses incurred in connection with the service of Trustees and officers, and all expenses of meetings of the Trustees and Committees of Trustees;

     j. Federal Registration Fees. All fees and expenses of registering and maintaining the registration of the Trust under the Investment Company Act and the registration of the Trust's shares under the Securities Act of 1933, as amended (the "1933 Act"), including all fees and expenses incurred in connection with the preparation, setting in type, printing and filing of any registration statement and prospectus under the 1933 Act or the Investment Company Act, and any amendments or supplements that may be made from time to time;

     k. State Registration Fees. All fees and expenses of qualifying and maintaining qualification of the Trust and of the Trust's shares for sale under securities laws of various states or jurisdictions, and of registration and qualification of the Trust under all other laws applicable to the Trust or its business activities (including registering the Trust as a broker-dealer, or any officer of the Trust or any person as agent or salesman of the Trust in any state);

     l. Issue and Redemption of Trust Shares. All expenses incurred in connection with the issue, redemption, and transfer of Trust shares, including the expense of confirming all share transactions, and of preparing and transmitting certificates for shares of beneficial interest in the Trust;

     m. Bonding and Insurance. All expenses of bond, liability and other insurance coverage required by law or regulation or deemed advisable by the Trust's Trustees including, without limitation, such bond, liability and other insurance expense that may from time to time be allocated to the Trust in a manner approved by its Trustees;

     n. Brokerage Commissions. All brokers' commissions and other charges incident to the purchase, sale, or lending of the Trust's portfolio securities;

     o. Taxes. All taxes or governmental fees payable by or with respect to the Trust to federal, state, or other governmental agencies, domestic or foreign, including stamp or other transfer taxes, and all expenses incurred in the preparation of tax returns;

     p. Trade Association Fees. All fees, dues, and other expenses incurred in connection with the Trust's membership in any trade association or other investment organization; and

     q. Nonrecurring and Extraordinary Expenses. Such nonrecurring expenses as may arise, including the costs of actions, suits, or proceedings to which the Trust is, or is threatened to be made, a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its Trustees, officers, agents and shareholders.

4. COMPENSATION OF ADVISER

   The Adviser will pay the Subadviser with respect to each Fund the compensation specified in Appendix A to this Agreement (the "Compensation").

5. NON-EXCLUSIVITY

   The services of the Adviser to the Trust are not to be deemed to be exclusive, and the Adviser shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that the directors, officers, and employees of the Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors, trustees or employees of any other firm or corporation, including other investment companies.

6. SUPPLEMENTAL ARRANGEMENTS

   The Adviser may enter into arrangements with other persons affiliated with the Adviser to better enable it to fulfill its obligations under this Agreement for the provision of certain personnel and facilities to the Adviser.

7. CONFLICTS OF INTEREST

   It is understood that Trustees, officers, agents and shareholders of the Trust are or may be interested in the Adviser as directors, officers, stockholders, or otherwise; that directors, officers, agents and stockholders of the Adviser are or may be interested in the Trust as Trustees, officers, shareholders or otherwise; that the Adviser may be interested in the Trust; and that the existence of any such dual interest shall not affect the validity hereof or of any transactions hereunder except as otherwise provided in the Agreement and Declaration of Trust of the Trust and the Articles of Incorporation of the Adviser, respectively, or by specific provision of applicable law.

8. REGULATION

   The Adviser shall submit to all regulatory and administrative bodies having jurisdiction over the services provided pursuant to this Agreement any information, reports or other material which any such body by reason of this Agreement may request or require pursuant to applicable laws and regulations. The Adviser will comply in all material respects with Rule 17j-1 under the Investment Company Act.

9. DURATION AND TERMINATION OF AGREEMENT

   Unless sooner terminated, this Agreement will continue in effect for a period more than two years from the date of its execution only so long as such continuance is specifically approved at least annually either by the Trustees of the Trust or by a majority of the outstanding voting securities of each of the Portfolios, provided that in either event such continuance shall also be approved by the vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the Investment Company Act) of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval.

   This Agreement may be terminated at any time, without the payment of any penalty, by the Trustees of the Trust, by the vote of a majority of the outstanding voting securities of the Trust, or with respect to any Fund by the vote of a majority of the outstanding voting securities of such Fund, on sixty days' written notice to the Adviser, or by the Adviser on sixty days' written notice to the Trust. This Agreement will automatically terminate, without the payment of any penalty, in the event of its assignment (as defined in the Investment Company Act).

10. PROVISION OF CERTAIN INFORMATION BY ADVISER

   The Adviser will promptly notify the Trust in writing of the occurrence of any of the following events:

     a. the Adviser fails to be registered as an investment adviser under the Investment Advisers Act or under the laws of any jurisdiction in which the Adviser is required to be registered as an investment adviser in order to perform its obligations under this Agreement;

     b. the Adviser is served or otherwise receives notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, involving the affairs of the Trust; and

     c. the chief executive officer or controlling stockholder of the Adviser or the portfolio manager of any Fund changes.

11. AMENDMENTS TO THE AGREEMENT

   This Agreement may be amended by the parties only if such amendment is specifically approved by the vote of a majority of the outstanding voting securities of each of the Funds affected by the amendment and by the vote of a majority of the Trustees of the Trust who are not interested persons of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval shall be effective with respect to any Fund if a majority of the outstanding voting securities of the series of shares of that Fund vote to approve the amendment, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other Fund affected by the amendment or (b) all the Funds of the Trust.

12. ENTIRE AGREEMENT

   This Agreement contains the entire understanding and agreement of the parties.

13. HEADINGS

   The headings in the sections of this Agreement are inserted for convenience of reference only and shall not constitute a part hereof.

14. NOTICES

   All notices required to be given pursuant to this Agreement shall be delivered or mailed to the last known business address of the Trust or Adviser in person or by registered mail or a private mail or delivery service providing the sender with notice of receipt. Notice shall be deemed given on the date delivered or mailed in accordance with this section.

15. SEVERABILITY

   Should any portion of this Agreement for any reason be held to be void in law or in equity, the Agreement shall be construed, insofar as is possible, as if such portion had never been contained herein.

16. GOVERNING LAW

   The provisions of this Agreement shall be construed and interpreted in accordance with the laws of The Commonwealth of Massachusetts, or any of the applicable provisions of the Investment Company Act. To the extent that the laws of The Commonwealth of Massachusetts, or any of the provisions in this Agreement, con-flict with applicable provisions of the Investment Company Act, the latter shall control.

17. LIMITATION OF LIABILITY

   The Declaration of Trust establishing the Trust, dated September 29, 1988, as amended and restated February 18, 1994, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of The Commonwealth of Massachusetts, provides that the name "North American Funds" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property, for the satisfaction of any obligation or claim, in connection with the affairs of the Trust or any Fund thereof, but only the assets belonging to the Trust, or to the particular Fund with which the obligee or claimant dealt, shall be liable.

   IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed under seal by their duly authorized officers as of the date first mentioned above.

                                          North American Funds

                                          By:
                                              ---------------------------------

                                          American General Asset Management
                                           Corp.

                                          By:
                                              ---------------------------------

                                                                 EXHIBIT II


                      Agreement and Plan of Reorganization

                      Dated as of September 28, 2001

                               TABLE OF CONTENTS


                                                                       Page No.
                                                                       --------
1. Defined Terms; Sections and Exhibits; Miscellaneous Terms..........     2
  a. Definitions......................................................     2
  b. Use of Defined Terms.............................................     5
  c. Sections and Exhibits............................................     5
  d. Miscellaneous Terms..............................................     5
2. The Reorganization(s)..............................................     5
  a. Transfer of Assets...............................................     5
  b. Assumption of Liabilities........................................     6
  c. Issuance and Valuation of Corresponding Shares in the
     Reorganization...................................................     6
  d. Distribution of Corresponding Shares to the Acquired Fund
     Shareholders.....................................................     6
  e. Interest; Proceeds...............................................     6
  f. Valuation Time...................................................     6
  g. Evidence of Transfer.............................................     6
  h. Termination......................................................     6
  i. Separate Agreements; Reorganizations Not Conditioned on One
     Another..........................................................     6
3. Representations and Warranties of the Acquired Fund................     7
  a. Formation and Qualification......................................     7
  b. Licenses.........................................................     7
  c. Authority........................................................     7
  d. Financial Statements.............................................     7
  e. Semi-Annual Report to Shareholders...............................     7
  f. Prospectus and Statement of Additional Information...............     7
  g. Litigation.......................................................     8
  h. Material Contracts...............................................     8
  i. No Conflict......................................................     8
  j. Undisclosed Liabilities..........................................     8
  k. Taxes............................................................     8
  l. Assets...........................................................     8
  m. Consents.........................................................     8
  n. N-14 Registration Statement......................................     8
  o. Capitalization...................................................     9
  p. Books and Records................................................     9
4. Representations and Warranties of the Acquiring Fund...............     9
  a. Formation and Qualification......................................     9
  b. Licenses.........................................................     9
  c. Authority........................................................     9
  d. Financial Statements.............................................    10
  e. Semi-Annual Report to Stockholders...............................    10
  f. Prospectuses and Statements of Additional Information............    10
  g. Litigation.......................................................    10
  h. Material Contracts...............................................    10
  i. No Conflict......................................................    10
  j. Undisclosed Liabilities..........................................    10
  k. Taxes............................................................    11
  l. Consents.........................................................    11
  m. N-l4 Registration Statement......................................    11
  n. Capitalization...................................................    11
  o. Corresponding Shares.............................................    11
5. Covenants of the Acquired Fund and the Acquiring Fund..............    11
  a. Special Shareholders' Meeting....................................    11
  b. Unaudited Financial Statements...................................    12
  c. Share Ledger Records of the Acquiring Fund.......................    12

                                                                       Page No.
                                                                       --------
  d. Conduct of Business..............................................    12
  e. Termination of the Acquired Fund.................................    12
  f. Filing of N-14 Registration Statement............................    12
  g. Corresponding Shares.............................................    12
  h. Tax Returns......................................................    12
  i. Combined Proxy Statement and Prospectus Mailing..................    13
  j. Confirmation of Tax Basis........................................    13
  k. Shareholder List.................................................    13
  l. Class I Shares...................................................    13
6. Closing Date.......................................................    13
7. Conditions of the Acquired Fund....................................    13
  a. Representations and Warranties...................................    13
  b. Performance......................................................    14
  c. Shareholder Approval.............................................    14
  d. Approval of Board of Trustees....................................    14
  e. Deliveries by the Acquiring Fund.................................    14
  f. No Material Adverse Change.......................................    15
  g. Absence of Litigation............................................    15
  h. Proceedings and Documents........................................    15
  i. N-14 Registration Statement; Acquiring Fund Post-Effective
     Amendment........................................................    15
  j. Compliance with Laws; No Adverse Action or Decision..............    15
  k. Commission Orders or Interpretations.............................    15
8. Conditions of the Acquiring Fund...................................    15
  a. Representations and Warranties...................................    15
  b. Performance......................................................    15
  c. Shareholder Approval.............................................    16
  d. Approval of Board of Trustees....................................    16
  e. Deliveries by the Acquired Fund..................................    16
  f. No Material Adverse Change.......................................    16
  g. Absence of Litigation............................................    16
  h. Proceedings and Documents........................................    16
  i. N-l4 Registration Statement; Acquiring Fund Post-Effective
     Amendment........................................................    16
  j. Compliance with Laws; No Adverse Action or Decision..............    16
  k. Commission Orders or Interpretations.............................    17
  l. Dividends........................................................    17
9. Termination, Postponement and Waivers..............................    17
  a. Termination of Agreement.........................................    17
  b. Commission Order.................................................    17
  c. Effect of Termination............................................    17
  d. Waivers; Non-Material Changes....................................    18
10. Survival of Representations and Warranties........................    18
11. Other Matters.....................................................    18
  a. Obligations......................................................    18
  b. Further Assurances...............................................    18
  c. Notices..........................................................    18
  d. Entire Agreement.................................................    19
  e. Amendment........................................................    19
  f. Governing Law....................................................    19
  g. Assignment.......................................................    19
  h. Costs of the Reorganization......................................    19
  i. Severability.....................................................    19
  j. Headings.........................................................    19
  k. Counterparts.....................................................    19

                      AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 28th day of September 2001, by and between NORTH AMERICAN FUNDS, a Massachusetts business trust, on behalf of each Acquired Fund (as defined herein), each a separate investment portfolio of North American Funds, and SUNAMERICA EQUITY FUNDS, a Massachusetts business trust, on behalf of each Acquiring Fund (as defined herein), each a separate investment portfolio of SunAmerica Equity Funds.


                            PLANS OF REORGANIZATION

   WHEREAS, this Agreement constitutes a separate agreement and plan of reorganization between North American Funds on behalf of each of its separate investment portfolios (each an "Acquired Fund," and collectively, the "Acquired Funds") and SunAmerica Equity Funds on behalf of each of its separate investment portfolios (each an "Acquiring Fund" and collectively, the "Acquiring Funds") set forth below:

Acquired Fund:                               Acquiring Fund:
--------------                               ---------------
Balanced Fund (the "NAF Balanced Fund")      SunAmerica Balanced Assets Fund (the
                                              "SunAmerica Balanced Fund")

Large Cap Growth Fund (the "NAF Large Cap    SunAmerica Blue Chip Growth Fund (the
 Growth Fund")                                "SunAmerica Blue Chip Fund")

Growth & Income Fund (the "NAF Growth &      SunAmerica Growth and Income Fund (the
 Income Fund")                                "SunAmerica Growth and Income Fund")

Mid Cap Growth Fund (the "NAF Mid Cap        SunAmerica Growth Opportunities Fund (the
 Growth Fund")                                "SunAmerica Opportunities Fund")

   WHEREAS, each Acquired Fund owns securities that generally are assets of the character in which the respective Acquiring Fund is permitted to invest;

   WHEREAS, each reorganization will consist of (i) the acquisition of an Acquired Fund's Assets (as defined herein), and assumption of that Acquired Fund's Assumed Liabilities (as defined herein), by the respective Acquiring Fund solely in exchange for an aggregate value of newly issued shares of beneficial interest, $.01 par value per share, of such Acquiring Fund (the "Shares"), equal to the net asset value of such Acquired Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by that Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (each a "Reorganization" and collectively the "Reorganizations");

   WHEREAS, in the course of each Reorganization, Shares of an Acquiring Fund will be issued to an Acquired Fund and distributed to the shareholders thereof as follows: each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will be entitled to receive Class A, Class B, Class II and Class I Shares, respectively (the "Corresponding Shares"), of the respective Acquiring Fund on the Closing Date (as defined herein);

   WHEREAS, the aggregate net asset value of the Corresponding Shares to be received by each shareholder of an Acquired Fund will equal the aggregate net asset value of the respective Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein);

   WHEREAS, it is intended that each Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code; and

   WHEREAS, the consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

                                   AGREEMENT

   NOW, THEREFORE, in order to consummate each Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, each Acquired Fund and Acquiring Fund hereby agree as follows:

1. Defined Terms; Sections and Exhibits; Miscellaneous Terms.

   a. Definitions. As used herein the following terms have the following respective meanings:

     "Acquired Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquired Fund" shall refer to the NAF Balanced Fund in respect of the Balanced Funds Reorganization, the NAF Large Cap Growth Fund in respect of the Large Cap Growth Funds Reorganization, the NAF Growth & Income Fund in respect of the Growth and Income Funds Reorganization, and the NAF Mid Cap Growth Fund in respect of the Mid Cap Growth Funds Reorganization.

     "Acquiring Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquiring Fund" shall refer to the SunAmerica Balanced Fund in respect of the Balanced Funds Reorganization, the SunAmerica Blue Chip Fund in respect of the Large Cap Growth Funds Reorganization, the SunAmerica Growth and Income Fund in respect of the Growth and Income Funds Reorganization, and the SunAmerica Opportunities Fund in respect of the Mid Cap Growth Funds Reorganization.

     "Acquiring Fund Post-Effective Amendment" has the meaning ascribed thereto in Section 5(l) hereof.

     "Agreement" has the meaning ascribed thereto in the introduction hereof.

     "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of (i) the NAF Balanced Fund in the case of the Balanced Funds Reorganization,
  (ii) the NAF Large Cap Growth Fund in the case of the Large Cap Growth Funds Reorganization, (iii) the NAF Growth & Income Fund in the case of the Growth and Income Funds Reorganization, and (iv) the NAF Mid Cap Growth Fund in the case of the Mid Cap Growth Funds Reorganization.

     "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of (i) the NAF Balanced Fund in the case of the Balanced Funds Reorganization, (ii) the NAF Large Cap Growth Fund in the case of the Large Cap Growth Funds Reorganization, (iii) the NAF Growth & Income Fund in the case of the Growth and Income Funds Reorganization, and (iv) the NAF Mid Cap Growth Fund in the case of the Mid Cap Growth Funds Reorganization.

     "Balanced Funds Reorganization" consists of (i) the acquisition of the NAF Balanced Fund's Assets, and assumption of the NAF Balanced Fund's Assumed Liabilities, by the SunAmerica Balanced Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Balanced Fund, equal to the net asset value of the NAF Balanced Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Balanced Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Balanced Fund in liquidation of the NAF Balanced Fund.

     "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

     "Code" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "Commission" shall mean the Securities and Exchange Commission.

     "Corresponding Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Corresponding Shares" shall refer to the Corresponding Shares of (i) the SunAmerica Balanced Fund in the case of the Balanced Funds Reorganization,
  (ii) the SunAmerica Blue Chip Fund in the case of the Large Cap Growth Funds Reorganization, (iii) the SunAmerica Growth and Income Fund in the case of the Growth and Income Funds Reorganization, and (iv) the SunAmerica Opportunities Fund in the case of the Mid Cap Growth Funds Reorganization.

     "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

     "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

     "Growth and Income Funds Reorganization" consists of (i) the acquisition of the NAF Growth & Income Fund's Assets, and assumption of the NAF Growth & Income Fund's Assumed Liabilities, by the SunAmerica Growth and Income Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Growth and Income Fund, equal to the net asset value of the NAF Growth & Income Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Growth & Income Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Growth & Income Fund in liquidation of the NAF Growth & Income Fund.

     "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

     "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

     "Large Cap Growth Funds Reorganization" consists of (i) the acquisition of the NAF Large Cap Growth Fund's Assets, and assumption of the NAF Large Cap Growth Fund's Assumed Liabilities, by the SunAmerica Blue Chip Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Blue Chip Fund, equal to the net asset value of the NAF Large Cap Growth Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Large Cap Growth Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Large Cap Growth Fund in liquidation of the NAF Large Cap Growth Fund.

     "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

     "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

     "Majority Shareholder Vote" shall mean the lesser of (i) more than 50% of the outstanding shares of the Acquired Fund and (ii) 67% or more of the shares of the Acquired Fund represented at the special shareholders' meeting referenced in Section 5(a) hereof if more than 50% of such shares are represented.


     "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

     "Mid Cap Growth Funds Reorganization" consists of (i) the acquisition of the NAF Mid Cap Growth Fund's Assets, and assumption of the NAF Mid Cap Growth Fund's Assumed Liabilities, by the SunAmerica Opportunities Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Opportunities Fund, equal to the net asset value of the NAF Mid Cap Growth Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Mid Cap Growth Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Mid Cap Growth Fund in liquidation of the NAF Mid Cap Growth Fund.

     "NAF Balanced Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF Growth & Income Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF Large Cap Growth Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF Mid Cap Growth Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "North American Funds Declaration of Trust" shall mean the Amended and Restated Agreement and Declaration of Trust of North American Funds dated as of February 18, 1994, as amended or supplemented from time to time.

     "North American Funds Prospectuses" shall mean the prospectuses relating to the Acquired Funds each dated March 1, 2001, in each case as amended or supplemented.

     "North American Funds Statement of Additional Information" shall mean the statement of additional information relating to the Acquired Funds, dated March 1, 2001, as amended or supplemented.

     "N-l4 Registration Statement" has the meaning ascribed thereto in
  Section 3(n) hereof.

     "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

     "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

     "Reorganization" has the meaning ascribed thereto in the second paragraph under the heading "Plans of Reorganization" hereof. For purposes of this Agreement, the term "Reorganization" shall refer to the Balanced Funds Reorganization, the Large Cap Growth Funds Reorganization, the Growth and Income Funds Reorganization or the Mid Cap Growth Funds Reorganization, as the context requires.

     "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

     "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company
  Act.

     "S&S" shall mean Shearman & Sterling, counsel to SunAmerica Equity Funds and the Acquiring Funds.

     "Section 17 Order" shall mean an order obtained from the Commission pursuant to Section 17(b) of the Investment Company Act to exempt consummation of a Reorganization from the prohibitions of Section 17(a) of such Act.

     "Securities Act" shall mean the Securities Act of 1933, as amended.

     "Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Balanced Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Blue Chip Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Equity Funds Declaration of Trust" shall mean the Declaration of Trust of SunAmerica Equity Funds, dated as of June 18, 1986, as amended or supplemented from time to time.

     "SunAmerica Equity Funds Prospectuses" shall mean the prospectus relating to the Acquiring Funds, dated January 29, 2001 and the preliminary prospectus contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares, in each case as amended or supplemented.


     "SunAmerica Equity Funds Statements of Additional Information" shall mean the statement of additional information relating to the Acquiring Funds, dated January 29, 2001, and the preliminary statement of additional information contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares, in each cases as amended or supplemented.


     "SunAmerica Growth and Income Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Opportunities Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

   b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

   c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

   d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. The Reorganization(s).

   a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund (as to each Acquired Fund, such assets are collectively referred to herein as the "Assets").

   b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (as to each Acquired Fund, such liabilities are collectively referred to herein as the "Assumed Liabilities").

   c. Issuance and Valuation of Corresponding Shares in the Reorganization. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of each of the Acquired Fund's Assets and the Acquiring Fund's Corresponding Shares shall be determined in accordance with the procedures described in the SunAmerica Equity Funds Prospectuses and the SunAmerica Equity Funds Statements of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

   d. Distribution of Corresponding Shares to the Acquired Fund
Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

   e. Interest; Proceeds. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

   f. Valuation Time. (i) The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on November 9, 2001, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

   (ii) In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   g. Evidence of Transfer. The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the Commonwealth of Massachusetts to effect the transfer of the Assets to the Acquiring Fund.

   h. Termination. The Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization by making any required filings with the Commonwealth of Massachusetts, as provided in Section 5(e) hereof.

   i. Separate Agreements; Reorganizations Not Conditioned on One Another. Each of the respective parties hereto hereby agrees that this Agreement shall constitute a separate agreement and plan of reorganization as to each of (i) the Balanced Funds Reorganization, (ii) the Large Cap Growth Funds Reorganization, (iii) the Growth and Income Funds Reorganization, and (iv) the Mid Cap Growth Funds Reorganization. The parties further agree that the consummation of one Reorganization shall not be conditioned on the consummation of any other Reorganization.

3. Representations and Warranties of the Acquired Fund.

   The Acquired Fund represents and warrants to the Acquiring Fund as follows:

   a. Formation and Qualification. The Acquired Fund is a separate investment portfolio of North American Funds, a business trust duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. North American Funds is duly qualified, registered or licensed to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquired Fund.

   b. Licenses. The Acquired Fund (or North American Funds on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. North American Funds is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-05797), and such registration has not been suspended, revoked or rescinded and is in full force and effect. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for its current taxable year.


   c. Authority. North American Funds, on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of North American Funds or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by North American Funds, on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Financial Statements. The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of October 31, 2000, said financial statements having been audited by PricewaterhouseCoopers LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   e. Semi-Annual Report to Shareholders. The Acquiring Fund has been furnished with the Acquired Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   f. Prospectuses and Statement of Additional Information. The Acquiring Fund has been furnished with the North American Funds Prospectuses and the North American Funds Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectuses and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

   h. Material Contracts. There are no material contracts outstanding to which North American Funds on behalf of the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement, the North American Funds Prospectuses or the North American Funds Statement of Additional Information.

   i. No Conflict. The execution and delivery of this Agreement by North American Funds on behalf of the Acquired Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) North American Funds' Declaration of Trust or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which North American Funds on behalf of the Acquired Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

   j. Undisclosed Liabilities. The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since April 30, 2001, and those incurred in connection with the Reorganization.

   k. Taxes. The Acquired Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

   l. Assets. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

   m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) a Majority Shareholder Vote, and
(iii) if necessary, receipt of a Section 17 Order.

   n. N-14 Registration Statement. The registration statement filed, or to be filed, by SunAmerica Equity Funds on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein

(as amended and supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   o. Capitalization. Under the Declaration of Trust of North American Funds, the Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and Institutional Class I shares. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquired Fund to automatically convert to Class A shares of the Acquired Fund eight years after the purchase thereof, or (ii) in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

   p. Books and Records. The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4. Representations and Warranties of the Acquiring Fund.

   The Acquiring Fund represents and warrants to the Acquired Fund as follows:

   a. Formation and Qualification. The Acquiring Fund is a separate investment portfolio of SunAmerica Equity Funds, a business trust duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. SunAmerica Equity Funds is duly qualified, registered or licensed as a foreign corporation to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquiring Fund.

   b. Licenses. The Acquiring Fund (or SunAmerica Equity Funds on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. SunAmerica Equity Funds is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-4801), and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify both until consummation of the Reorganization and thereafter.

   c. Authority. SunAmerica Equity Funds, on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by SunAmerica Equity

Funds, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Financial Statements. The Acquired Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquiring Fund, each as of September 30, 2000, said financial statements having been audited by Ernst & Young LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   e. Semi-Annual Report to Stockholders. The Acquired Fund has been furnished with the Acquiring Fund's Semi-Annual Report to Stockholders for the six months ended March 31, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   f. Prospectuses and Statements of Additional Information. The Acquired Fund has been furnished with the SunAmerica Equity Funds Prospectuses and the SunAmerica Equity Funds Statements of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectuses and Statements of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

   h. Material Contracts. There are no material contracts outstanding to which SunAmerica Equity Funds on behalf of the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement, the SunAmerica Equity Funds Prospectus, or the SunAmerica Equity Funds Statement of Additional Information.

   i. No Conflict. The execution and delivery of this Agreement by SunAmerica Equity Funds on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the SunAmerica Equity Funds Declaration of Trust or by-laws, each as amended, supplemented and in effect as of the date hereof,
(ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which SunAmerica Equity Funds on behalf of the Acquiring Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

   j. Undisclosed Liabilities. The Acquiring Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since March 31, 2001 and those incurred in connection with the Reorganization.

   k. Taxes. The Acquiring Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

   l. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) such actions as shall be necessary to have the Acquiring Fund establish and offer Class I shares, and (iii) if necessary, receipt of a Section 17 Order.

   m. N-l4 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   n. Capitalization. Under the Declaration of Trust of SunAmerica Equity Funds, the Acquiring Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, divided into four classes, designated Class A, Class B, Class II and Class Z (in the case of the SunAmerica Growth and Income Fund). All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquiring Fund to automatically convert to Class A shares of the Acquiring Fund approximately eight years after the purchase thereof or (ii) in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.

   o. Corresponding Shares.

     i. The Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been, or in the case of Class I Shares will be, duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

     ii. At or prior to the Closing Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. Covenants of the Acquired Fund and the Acquiring Fund.

   a. Special Shareholders' Meeting. The Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

   b. Unaudited Financial Statements.

     i. The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with
  Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     ii. The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with
  Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   c. Share Ledger Records of the Acquiring Fund. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of Corresponding Shares by the Acquired Fund to such shareholders in accordance with Section 2(d) hereof.

   d. Conduct of Business. The Acquired Fund and the Acquiring Fund each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

   e. Termination of the Acquired Fund. North American Funds agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts and any other applicable law.

   f. Filing of N-14 Registration Statement. SunAmerica Equity Funds, on behalf of the Acquiring Fund, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

   g. Corresponding Shares. The Acquired Fund will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

   h. Tax Returns. The Acquired Fund and the Acquiring Fund each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes. In connection with this provision, the Acquiring Fund and the Acquired Fund agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

   i. Combined Proxy Statement and Prospectus Mailing. The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Fund) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

   j. Confirmation of Tax Basis. The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder.

   k. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by North American Funds on behalf of the Acquired Fund.

   l. Class I Shares. SunAmerica Equity Funds, on behalf of the Acquiring Fund, shall (i) cause a post-effective amendment to its Registration Statement on Form N-1A (the "Acquiring Fund Post-Effective Amendment") to be filed with the Commission in a timely fashion to register the Class I Shares of the Acquiring Fund for sale under the Securities Act prior to the Closing Date, and (ii) prior to the Closing Date, amend the Acquiring Fund's plan under Rule 18f-3 under the Investment Company Act to reflect the addition of such Class I Shares and take such other steps as may be necessary to establish a new class of shares of the Acquiring Fund.

6. Closing Date.

   The closing of the transactions contemplated by this Agreement shall be at the offices of Shearman & Sterling, 599 Lexington Avenue, New York, NY 10022 after the close of the New York Stock Exchange on November 9, 2001, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7. Conditions of the Acquired Fund.

   The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

   d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of SunAmerica Equity Funds, on behalf of the Acquiring Fund, including a majority of the Trustees who are not "interested persons" of North American Funds or SunAmerica Equity Funds as defined in Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Fund and (ii) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquiring Fund. At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

     i. a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of SunAmerica Equity Funds on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a),
  (b), (d) and (f) have been fulfilled;

     ii. the unaudited financial statements of the Acquiring Fund required by
  Section 5(b)(ii) hereof;

     iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the Acquiring Fund in return solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a "party to the reorganization" within the meaning of Section 368(b) of the Code; (ii) in accordance with Sections 357 and 361 of the Code, no gain or loss will be recognized to the Acquired Fund as a result of the Asset transfer solely in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or on the distribution (whether actual or constructive) of the Corresponding Shares to the Acquired Fund shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Fund on the receipt of the Assets in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement;
  (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Fund on the receipt (whether actual or constructive) of Corresponding Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization;
  (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received (whether actually or constructively) by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided, that the Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and (ix) in accordance with Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, subject to applicable limitations, such as earnings and profits, capital loss carryovers and method of accounting.

   f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquiring Fund since March 31, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Fund's customary operating expenses, each in the ordinary course of business.

   g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

   i. N-14 Registration Statement; Acquiring Fund Post-Effective Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

   j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   k. Commission Orders or Interpretations. The Acquired Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquired Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8. Conditions of the Acquiring Fund.

   The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

   d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of North American Funds, on behalf of the Acquired Fund, including a majority of the Trustees who are not "interested persons" of North American Funds or SunAmerica Equity Funds within the meaning of Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Fund and (ii) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquired Fund. At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

     i. a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of North American Funds on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c),
  (d) and (f) have been fulfilled;

     ii. the unaudited financial statements of the Acquired Fund required by
  Section 5(b)(i) hereof; and

     iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(iii) hereof.

   f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Fund since April 30, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund's customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

   g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

   i. N-14 Registration Statement; Acquiring Fund Post-Effective
Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

   j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   k. Commission Orders or Interpretations. The Acquiring Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquiring Fund, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

   l. Dividends. Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized as of the Closing Date.

9. Termination, Postponement and Waivers.

   a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

     i. by the Acquired Fund or the Acquiring Fund if:

       (1) the Board of Trustees of North American Funds and the Board of Trustees of SunAmerica Equity Funds so mutually agree in writing; or

       (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(3) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

     ii. by the Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

     iii. by the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

   b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of North American Funds and the Board of Trustees of SunAmerica Equity Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

   c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund, North American Funds or SunAmerica Equity Funds, or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

   d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10. Survival of Representations and Warranties.

   The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring Fund nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee or agent of the Acquired Fund or the Acquiring Fund, or of North American Funds or SunAmerica Equity Funds against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11. Other Matters.

   a. Obligations. Copies of the North American Funds Declaration of Trust and SunAmerica Equity Funds Declaration of Trust are on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trustees of North American Funds on behalf of the Acquired Fund and on behalf of the Trustees of SunAmerica Equity Funds on behalf of the Acquiring Fund, as trustees and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers, employees, agents or shareholders of North American Funds or SunAmerica Equity Funds individually, but are binding solely upon the assets and property of the Acquired Fund and the Acquiring Fund, respectively.

   b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

   c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

   If to the Acquired Fund, to:         North American Funds 286 Congress
                                        StreetBoston, MA 02210 Attention: Nori
                                        Gabert, Esq.

   With a copy to:                      Sullivan & Worcester LLP 1025
                                        Connecticut Avenue, N.W. Suite 1000
                                        Washington, DC 20036 Attention: David
                                        M. Leahy, Esq.

   If to the Acquiring Fund, to:
                                        SunAmerican Equity Funds 733 Third
                                        Avenue, Third Floor New York, NY 10017
                                        Attention: Robert M. Zakem, Esq.



   With a copy to:
                                        Shearman & Sterling 599 Lexington
                                        Avenue New York, NY 10022 Attention:
                                        Margery K. Neale, Esq.


   d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

   e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Corresponding Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

   f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

   g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   h. Costs of the Reorganization. All costs of the Reorganization shall be borne by American International Group, Inc. or an affiliate thereof, regardless of whether the reorganizations are consummated.

   i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

   j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

   k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

   IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

Attest:                                  North American Funds on behalf of
                                         Balanced Fund

By: _________________________________    Large Cap Growth Fund
  Name:                                  Growth & Income Fund
  Title:                                 Mid Cap Growth Fund

                                         By: __________________________________
                                           Name:
                                           Title:

Attest:                                  SunAmerica Equity Funds on behalf of
                                         SunAmerica Balanced Assets Fund

By: _________________________________    SunAmerica Blue Chip Growth Fund
  Name:                                  SunAmerica Growth and Income Fund
  Title:                                 SunAmerica Growth Opportunities Fund

                                         By: __________________________________
                                           Name:
                                           Title:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              NORTH AMERICAN FUNDS

                               Global Equity Fund
                           International Equity Fund
                          International Small Cap Fund
                              286 Congress Street
                          Boston, Massachusetts 02210

                               ----------------

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

                               ----------------

                         TO BE HELD ON NOVEMBER 7, 2001

To our Shareholders:

   Notice Is Hereby Given that a joint special meeting of shareholders (the "NAF Meeting") of the Global Equity Fund, International Equity Fund and International Small Cap Fund of North American Funds will be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001 at 10:00 a.m. Eastern Time.


   The Global Equity Fund, International Equity Fund and International Small Cap Fund of North American Funds are collectively referred to as the "NAF Acquired Funds." The accompanying proxy statement and prospectus also relates to a Special Meeting of Shareholders of the International Equity Portfolio of SunAmerica Style Select Series, Inc. (the "SunAmerica Acquired Fund"). Only proposals 1 and 2 (a) below apply to the NAF Acquired Funds.


   The purpose of the NAF Meeting is to consider:

     1. Each NAF Acquired Fund: approval or disapproval of a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. and North American Funds on behalf of each NAF Acquired Fund, the terms of which are the same in all material respects as the previous investment advisory agreement with American General Asset Management Corp.;


     2. (a) Each NAF Acquired Fund: approval or disapproval of an Agreement and Plan of Reorganization (the "NAF Acquired Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of each NAF Acquired Fund by the SunAmerica International Equity Fund of SunAmerica Equity Funds (the "New SunAmerica International Equity Fund"), solely in exchange for an equal aggregate value of newly issued shares of the New SunAmerica International Equity Fund, as described in the accompanying proxy statement and prospectus. The New SunAmerica International Equity Fund is a newly created series of SunAmerica Equity Funds, created for the purpose of receiving the assets of the NAF Acquired Funds and the SunAmerica Acquired Fund. The NAF Acquired Funds Agreement and Plan also provides for distribution of the shares of the New SunAmerica International Equity Fund to shareholders of each NAF Acquired Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of each NAF Acquired Fund as a separate investment portfolio of North American Funds;

       (b) Not applicable to NAF Acquired Fund shareholders.


     3. To transact such other business as properly may come before the NAF Meeting or any adjournment thereof.

   If shareholders of the NAF Acquired Funds approve the NAF Acquired Funds Agreement and Plan, the three NAF Acquired Funds will reorganize into the newly created New SunAmerica International Equity Fund. Shareholders of the SunAmerica Acquired Fund are concurrently being asked to approve the reorganization of their fund into the New SunAmerica International Equity Fund. The New SunAmerica International Equity Fund will be the surviving Fund and, subject to shareholder approval, its assets will consist initially of the assets of the three NAF Acquired Funds and the SunAmerica Acquired Fund. The NAF Acquired Funds Agreement and Plan is being voted on separately by shareholders of each NAF Acquired Fund, and is not dependent on the approval by shareholders of any other NAF Acquired Fund or by the shareholders of the SunAmerica Acquired Fund.


   The Board of Trustees of North American Funds has fixed the close of business on September 17, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, the NAF Meeting or any adjournment thereof.


   A complete list of the shareholders of each of the NAF Acquired Funds entitled to vote at the NAF Meeting will be available and open to the examination of any shareholders of each NAF Acquired Fund for any purpose germane to the NAF Meeting during ordinary business hours from and after October 24, 2001 at the offices of North American Funds, 286 Congress Street, Boston, Massachusetts and at the NAF Meeting.

   You are cordially invited to attend the NAF Meeting. Shareholders who do not expect to attend the NAF Meeting in person are requested to complete, date and sign the enclosed respective form of proxy and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, you may vote your shares by calling a specially designated telephone number (toll free 1-888-221-0697) or via the Internet at http://www.proxyweb.com. Each of the enclosed proxies is being solicited on behalf of the Board of Trustees of North American Funds.


   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each NAF Acquired Fund approve the New Investment Advisory Agreement and the NAF Acquired Funds Agreement and Plan of Reorganization.

                                          By Order of the Board of Trustees,

                                          _/s/ John I. Fitzgerald


                                          John I. Fitzgerald
                                          Secretary, North American Funds


Boston, Massachusetts

Dated: October 1, 2001

                      SUNAMERICA STYLE SELECT SERIES, INC.

                         International Equity Portfolio
                             The SunAmerica Center
                                733 Third Avenue
                                  Third Floor

                         New York, New York 10017


                               ----------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                               ----------------

                         TO BE HELD ON NOVEMBER 7, 2001

To our Shareholders:

   Notice Is Hereby Given that a special meeting of shareholders (the "SunAmerica Meeting") of the International Equity Portfolio of SunAmerica Style Select Series, Inc. will be held at the principal executive offices of SunAmerica Style Select Series, Inc., The SunAmerica Center, 733 Third Avenue, New York, New York 10017 on November 7, 2001 at 10:00 a.m. Eastern Time.


   The International Equity Portfolio of SunAmerica Style Select Series, Inc. is referred to as the "SunAmerica International Equity Portfolio" or the "SunAmerica Acquired Fund." The accompanying proxy statement and prospectus also relates to a Joint Special Meeting of Shareholders of three portfolios of North American Funds (the "NAF Acquired Funds"). Only proposal 2 (b) below applies to your Fund.


   The purpose of the SunAmerica Meeting is to consider:

     1. Not applicable to SunAmerica Acquired Fund shareholders.

     2. (a) Not applicable to SunAmerica Acquired Fund shareholders.

       (b) Approval or disapproval of an Agreement and Plan of Reorganization (the "SunAmerica Acquired Fund Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the SunAmerica International Equity Portfolio by the SunAmerica International Equity Fund of SunAmerica Equity Funds (the "New SunAmerica International Equity Fund"), solely in exchange for an equal aggregate value of newly issued shares of the New SunAmerica International Equity Fund, as described in the accompanying proxy statement and prospectus. The New SunAmerica International Equity Fund is a newly created series of SunAmerica Equity Funds, created for the purpose of receiving the assets of the SunAmerica International Equity Portfolio and the NAF Acquired Funds. The SunAmerica Acquired Fund Agreement and Plan also provides for distribution of such shares of the New SunAmerica International Equity Fund to shareholders of the SunAmerica International Equity Portfolio. A vote in favor of this proposal will constitute a vote in favor of the termination of the SunAmerica International Equity Portfolio as a separate investment portfolio of SunAmerica Style Select Series, Inc.; and


     3. To transact such other business as properly may come before the SunAmerica Meeting or any adjournment thereof.

   If shareholders of the SunAmerica Acquired Fund approve the SunAmerica Acquired Fund Agreement and Plan, the SunAmerica Acquired Fund will reorganize into the newly created New SunAmerica International Equity Fund. Shareholders of three NAF Acquired Funds are concurrently being asked to approve the reorganization of their funds into the New SunAmerica International Equity Fund. The New SunAmerica International Equity Fund will be the surviving Fund and, subject to shareholder approval, its assets will consist initially of the assets of the SunAmerica Acquired Fund and the three NAF Acquired Funds. The SunAmerica

Acquired Fund Agreement and Plan is being voted on separately by shareholders of the SunAmerica Acquired Fund, and is not dependent on the approval by shareholders of any of the NAF Acquired Funds.


   The Board of Directors of the SunAmerica Acquired Fund has fixed the close of business on September 17, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, the SunAmerica Meeting or any adjournment thereof.

   A complete list of the shareholders of the SunAmerica Acquired Fund entitled to vote at the SunAmerica Meeting will be available and open to the examination of any shareholders of the SunAmerica Acquired Fund for any purpose germane to the SunAmerica Meeting during ordinary business hours from and after October 24, 2001 at the offices of SunAmerica Style Select Series, Inc., The SunAmerica Center, 733 Third Avenue, Third Floor, New York, New York, 10017 and at the SunAmerica Meeting.


   You are cordially invited to attend the SunAmerica Meeting. Shareholders who do not expect to attend the SunAmerica Meeting in person are requested to vote their shares by proxy by following the instructions on the enclosed form of proxy. The enclosed proxy is being solicited on behalf of the Board of Directors of SunAmerica Style Select Series, Inc.


   The Board of Directors of SunAmerica Style Select Series, Inc. unanimously recommends that the shareholders of the SunAmerica International Equity Portfolio approve the SunAmerica Acquired Fund Agreement and Plan of Reorganization.


                                          By Order of the Board of Directors,

                                          _________________________________
                                          Robert M. Zakem

                                          Secretary, SunAmerica Style Select
                                           Series, Inc.


New York, New York

Dated: October 1, 2001

                  COMBINED PROXY STATEMENT AND PROSPECTUS


                          SUNAMERICA EQUITY FUNDS

                      SUNAMERICA STYLE SELECT SERIES, INC.

                           NORTH AMERICAN FUNDS


                                ---------------

                      SPECIAL MEETINGS OF SHAREHOLDERS OF

          GLOBAL EQUITY FUND           AND          INTERNATIONAL EQUITY
      INTERNATIONAL EQUITY FUND                          PORTFOLIO
     INTERNATIONAL SMALL CAP FUND                            OF
                  OF                              SUNAMERICA STYLE SELECT
         NORTH AMERICAN FUNDS                           SERIES, INC.

                                ---------------

                                NOVEMBER 7, 2001

   This Proxy Statement and Prospectus relates to two separate special meetings of shareholders, both of which will be held on November 7, 2001 (each, a "Meeting"). One Meeting is for shareholders of the three separate portfolios of North American Funds listed above. The other Meeting is for shareholders of the SunAmerica Fund indicated above. We have prepared a joint Proxy Statement and Prospectus because one of the proposals relates to all four Funds. Specifically, as described below, you, along with the shareholders of the other three Funds, will be asked to vote on a proposal to transfer the assets and operations of your Fund into the newly created SunAmerica International Equity Fund (the "New SunAmerica International Equity Fund") of SunAmerica Equity Funds. If each of these proposals is approved, all four Funds will be combined into a single Fund, the New SunAmerica International Equity Fund.


For Shareholders of North American Funds only:

   This Proxy Statement and Prospectus describes a proposal to approve or disapprove a new investment advisory agreement with American General Asset Management Corp. ("AGAM") for your Fund. The terms of the new investment advisory agreement are the same in all material respects as your Fund's previous investment advisory agreement with AGAM.


   The Board of Trustees is seeking your proxy to vote in favor of this proposal.


   In addition, your Board of Trustees is seeking your approval of a transaction involving your Fund. Under the proposal, your Fund, the other North American Funds referenced above and a SunAmerica fund would reorganize with a newly created comparable portfolio of SunAmerica Equity Funds. If you approve this reorganization, you will become a shareholder of the New SunAmerica International Equity Fund.


For Shareholders of the International Equity Portfolio of SunAmerica Style Select Series, Inc. only:

   The Board of Directors is seeking your approval of a transaction involving your Fund. Under the proposal, your Fund and the North American Funds referenced above would reorganize with a newly created comparable portfolio of SunAmerica Equity Funds. If this reorganization is approved by shareholders, you will become a shareholder of the New SunAmerica International Equity Fund.

For All Shareholders:



   This Proxy Statement and Prospectus serves as a prospectus of SunAmerica Equity Funds under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of shares to you pursuant to the terms of the reorganizations.


                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
            OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                ---------------

    THE DATE OF THIS PROXY STATEMENT AND PROSPECTUS IS OCTOBER 1, 2001.

   North American Funds, SunAmerica Equity Funds and SunAmerica Style Select Series, Inc. are open-end series management investment companies. North American Funds and SunAmerica Equity Funds are organized as Massachusetts business trusts and SunAmerica Style Select Series, Inc. is organized as a Maryland corporation. The New SunAmerica International Equity Fund is newly created and has not yet commenced operations.




   The following documents are included in the package of documents that you received with this Proxy Statement and Prospectus:


  . The prospectus relating to the SunAmerica Equity Funds, dated January 29,
    2001, as supplemented (the "Acquiring Fund Prospectus"). This document is incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).


  . The Annual Report to Shareholders of SunAmerica Style Select Series, Inc.
    for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders for the six month period ended April 30, 2001. These documents are incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).




   Additional information about the proposed transactions is contained in a statement of additional information relating to this Proxy Statement and Prospectus (the "Statement of Additional Information"), including pro forma financial statements giving effect to the consummation of the Reorganizations, and is on file with the Securities and Exchange Commission (the "Commission"). The Statement of Additional Information is available without charge, upon request by calling one of the toll free numbers set forth below or by writing North American Funds, SunAmerica Style Select Series, Inc. or SunAmerica Equity Funds at the addresses set forth below. The Statement of Additional Information, dated October 1, 2001, is incorporated by reference into this Proxy Statement and Prospectus.




   Other documents containing information about the Funds have been filed with the Commission. These other documents are available without charge by writing to the address or calling the toll free number set forth below:



                                                     If they relate to
   If they relate to North  If they relate to        SunAmerica Style Select
   American Funds:          SunAmerica Equity Funds: Series, Inc.:
   North American Funds     The SunAmerica Center    The SunAmerica Center
   286 Congress Street      733 Third Avenue         733 Third Avenue
   Boston, Massachusetts
    02210                   New York, New York 10017 New York, New York 10017
   1-800-872-8037           1-800-858-8850           1-800-858-8850


These documents are:


  . A statement of additional information relating to SunAmerica Equity
    Funds, dated January 29, 2001, as supplemented (the "Acquiring Funds Statement").


  . The preliminary prospectus relating to SunAmerica Equity Funds, subject to completion and dated August 14, 2001, as supplemented.


  . The preliminary statement of additional information relating to SunAmerica Equity Funds, subject to completion and dated August 14, 2001, as supplemented.




  . The current prospectuses relating to the North American Funds, each dated
    March 1, 2001, as supplemented (the "NAF Acquired Funds Prospectus"). These documents are incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).


  . The current prospectus relating to SunAmerica Style Select Series, Inc., dated February 28, 2001, as supplemented (the "SunAmerica Acquired Fund Prospectus"). The document is incorporated by reference (legally considered to be a part of this Proxy Statement and Prospectus).


  . A statement of additional information of North American Funds, dated
    March 1, 2001, as supplemented (the "NAF Acquired Funds Statement").

  . A statement of additional information of SunAmerica Style Select Series,
    Inc., dated February 28, 2001 as supplemented (the "SunAmerica Acquired Fund Statement").


  . The Annual Report to Shareholders of North American Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders for the six month period ended April 30, 2001.




   This Proxy Statement and Prospectus sets forth concisely the information about the SunAmerica Equity Funds that you should know before considering the reorganization of your Fund and should be retained for future reference. North American Funds and SunAmerica Style Select Series, Inc. have authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.




   The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, the Acquiring Fund Prospectus, the NAF Acquired Funds Prospectus, the SunAmerica Acquired Fund Prospectus, the Acquiring Fund Statement, the NAF Acquired Funds Statements, the SunAmerica Acquired Fund Statement, other material incorporated by reference and other information regarding the Funds.


   The address of the principal executive offices of SunAmerica Equity Funds and SunAmerica Style Select Series, Inc. is The SunAmerica Center, 733 Third Avenue, New York, New York 10017, the telephone number is 1-800-858-8850 and the web address is http://www.sunamericafunds.com. The address of the principal executive offices of North American Funds is 286 Congress Street, Boston, Massachusetts 02210, the telephone number is 1-800-872-8037 and the web address is http://www.northamericanfunds.com.


   The shareholders solicited and entitled to vote on Proposals 1, 2(a) and 2(b) of this Proxy Statement and Prospectus are outlined in the following table:



                     Proposal                                  Fund
                     --------                                  ----
 1.     Approval of New Investment          The NAF Acquired Funds, each voting
        Advisory Agreement                  separately

 2 (a). Approval of Agreement and Plan of   The NAF Acquired Funds, each voting
        Reorganization relating to the      separately
        NAF Global Equity Fund, NAF
        International Equity Fund and NAF
        International Small Cap Fund

 2 (b). Approval of Agreement and Plan of   The SunAmerica Acquired Fund
        Reorganization relating to the
        SunAmerica International Equity
        Portfolio


                               ----------------

                               TABLE OF CONTENTS


                                                                          Page
                                                                          ----
INTRODUCTION.............................................................   1

SUMMARY..................................................................   2
  THE AIG MERGER AND THE NEW NAF INVESTMENT ADVISORY AGREEMENT...........   2

THE REORGANIZATIONS......................................................   3
  Reorganizations of the North American Funds............................   3
  Reorganization of the SunAmerica International Equity Portfolio........   4
  Procedure..............................................................   5
FEE TABLES AND EXAMPLES..................................................   6
THE FUNDS................................................................  13
  Business of the Acquired Funds.........................................  13
  Business of the Acquiring Fund.........................................  13
  Comparison of the Funds................................................  13

PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS........................  20

PROPOSAL NO. 1: APPROVAL OF THE NEW NAF INVESTMENT ADVISORY AGREEMENT--
 THE AIG MERGER AND THE NEW NAF INVESTMENT ADVISORY AGREEMENT............  22
  Board Considerations...................................................  22
  Description of the New NAF Investment Advisory Agreement...............  23
  Additional Information About AGAM......................................  24

PROPOSALS NOS. 2 (a)-(b): APPROVAL OF THE PLANS--COMPARISON OF THE
 FUNDS...................................................................  26
  Investment Policies....................................................  26
  Directors and Officers.................................................  27
  Management and Subadvisory Arrangements................................  31
  Distribution and Shareholder Servicing Arrangements....................  34
  Other Service Agreements with Affiliates...............................  35
  Purchase, Exchange and Redemption of Shares............................  36
  Performance............................................................  40
  Shareholder Rights.....................................................  41
  Tax Information........................................................  42
  Portfolio Transactions.................................................  42
  Portfolio Turnover.....................................................  42
  Additional Information.................................................  42

THE REORGANIZATIONS......................................................  45
  General................................................................  45
  Terms of the Plans.....................................................  45
  NAF Board Considerations: Potential Benefits to Shareholders as a
   Result of the Reorganizations.........................................  47
  SunAmerica Style Select Board Considerations: Potential Benefits to
   Shareholders
   as a Result of the Reorganization.....................................  49
  Net Assets of the Funds................................................  50
  SunAmerica Equity Board................................................  51
  Federal Income Tax Consequences of the Reorganizations.................  51
  Capitalization.........................................................  52

GENERAL..................................................................  53

                                                                           Page
                                                                           ----
INFORMATION CONCERNING THE NAF MEETING....................................  53
  Date, Time and Place of NAF Meeting.....................................  53
  Solicitation, Revocation and Use of Proxies.............................  53
  Record Date and Outstanding Shares......................................  53
  Security Ownership of Certain Beneficial Owners and Management of the
   NAF Acquired Fund......................................................  54
  Voting Rights and Required Vote.........................................  54

INFORMATION CONCERNING THE SUNAMERICA MEETING.............................  55
  Date, Time and Place of SunAmerica Meeting..............................  55
  Solicitation, Revocation and Use of Proxies.............................  55
  Record Date and Outstanding Shares......................................  56
  Security Ownership of Certain Beneficial Owners and Management of the
   SunAmerica International Equity Portfolio..............................  56
  Voting Rights and Required Vote.........................................  56

ADDITIONAL INFORMATION....................................................  57

LEGAL PROCEEDINGS.........................................................  58

LEGAL OPINIONS............................................................  58

EXPERTS...................................................................  58

SHAREHOLDER PROPOSALS.....................................................  58

EXHIBIT I.................................................................
EXHIBIT II................................................................
EXHIBIT III...............................................................

                                  INTRODUCTION

   This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of North American Funds (the "NAF Board") for use at the Meeting of North American Funds to be held at the principal executive offices of North American Funds at 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001 at 10:00 a.m. Eastern Time. It is also furnished in connection with the solicitation of proxies on behalf of the Board of Directors of SunAmerica Style Select Series, Inc. (the "SunAmerica Style Select Board") for use at its Meeting to be held at the principal executive offices of SunAmerica Style Select Series, Inc., The SunAmerica Center, 733 Third Avenue, New York, New York 10017 on November 7, 2001 at 10:00 a.m. Eastern Time. The mailing address for North American Funds is 286 Congress Street, Boston, Massachusetts 02210. The mailing address for SunAmerica Style Select Series, Inc. is The SunAmerica Center, 733 Third Avenue, New York, New York 10017. The approximate mailing date of this Proxy Statement and Prospectus is October 5, 2001.


   Before we describe the proposals any further, we need to define certain words or phrases that are used in this Proxy Statement and Prospectus:


     Acquired Fund: Your Fund, which is either a NAF Acquired Fund or the SunAmerica Acquired Fund.


     Acquiring Fund: The newly created SunAmerica International Equity Fund, a portfolio of SunAmerica Equity Funds, which is acquiring each NAF Acquired Fund and the SunAmerica Acquired Fund.


     Combined Fund: The Acquiring Fund after completion of the
     Reorganization.


     Fund: Either an Acquired Fund or the Acquiring Fund, depending on the context.


     International Acquired Fund: Any of NAF Global Equity Fund, NAF International Equity Fund, NAF International Mid Cap Fund and/or SunAmerica International Equity Portfolio.


     Investment Company Act: The Investment Company Act of 1940, as amended.


     NAF Acquired Fund: Your Fund, if it is Global Equity Fund of North American Funds, International Equity Fund of North American Funds or International Small Cap Fund of North American Funds.


     NAF Global Equity Fund: The Global Equity Fund of North American Funds.


     NAF International Equity Fund: The International Equity Fund of North American Funds.


     NAF International Small Cap Fund: The International Small Cap Fund of North American Funds.


     Plan: The Agreement and Plan of Reorganization, which sets forth the terms of each Reorganization and is being submitted for shareholder approval.


     Reorganization: The transaction through which an Acquired Fund will be acquired by the Acquiring Fund and shareholders of an Acquired Fund will become shareholders of the Acquiring Fund.


     SunAmerica Acquired Fund: Your Fund, if it is SunAmerica International Equity Portfolio of SunAmerica Style Select Series, Inc.


     SunAmerica International Equity Portfolio: The International Equity Portfolio of SunAmerica Style Select Series, Inc.

                                    SUMMARY

   The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the forms of the New NAF Investment Advisory Agreement (as defined below), and Plans, attached hereto as Exhibits I, II and III, respectively.




   If You Are A SunAmerica International Equity Portfolio Shareholder You May Skip To "The Reorganizations--Reorganization Of The SunAmerica International Equity Portfolio" On Page 4. The Following Section "The AIG Merger And The New NAF Investment Advisory Agreement" Is Applicable Only To North American Funds Shareholders.


       THE AIG MERGER AND THE NEW NAF INVESTMENT ADVISORY AGREEMENT


   On August 29, 2001, American International Group, Inc. ("AIG") acquired American General Corporation ("American General"), the parent company of AGAM (the "AIG Merger"). As a result of the AIG Merger, AGAM became a subsidiary of AIG. AIG is also the parent company of SunAmerica Asset Management Corp. ("SAAMCo").


   As a result of the AIG Merger, applicable law requires shareholder approval of a new investment advisory agreement (the "New NAF Investment Advisory Agreement") with AGAM. The terms of the New NAF Investment Advisory Agreement are the same in all material respects as your Fund's previous investment advisory agreement with AGAM (the "Previous NAF Investment Advisory Agreement"). See "Proposal No. 1: Approval of the New NAF Investment Advisory Agreement" below for a description of the New NAF Investment Advisory Agreement and the services to be provided by AGAM thereunder.


   In connection with its approval of the New NAF Investment Advisory Agreement, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the AIG Merger did not involve any changes in the overall form of the advisory contract, the advisory fees, or any of the NAF Acquired Funds' objectives or policies. The NAF Board also considered that AGAM and SAAMCo had indicated that while they intended to propose the Reorganizations to the NAF Board at a subsequent meeting, until such Reorganizations were approved and consummated, SAAMCo and AIG represented there would be no material change in the nature and quality of services provided by AGAM. As part of its deliberations, the NAF Board also took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM; the amount and structure of investment advisers' fees generally and the fees payable under the New NAF Investment Advisory Agreement; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the AIG Merger.


   AGAM is a wholly owned subsidiary of American General. Prior to the AIG Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. SAAMCo is the investment adviser for the Acquiring Fund. SAAMCo has been in the business of investment management since 1982 and as of June 30, 2001, managed, advised and/or administered approximately $28.5 billion of assets. AIG, SAAMCo's parent, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.

                              THE REORGANIZATIONS

Reorganizations of the North American Funds

 What Shareholders of a NAF Acquired Fund Will Receive in a Reorganization


   If shareholders approve their Fund's Reorganization and the Reorganization takes place:


  . The Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the NAF Acquired Fund;


  . Shareholders of the NAF Acquired Fund will become shareholders of the Acquiring Fund;


  . Shareholders holding Class A, Class B, Class C and Institutional Class I shares of the NAF Acquired Fund will receive Class A, Class B, Class II and Class I shares, respectively, of the Acquiring Fund (the
    "Corresponding Shares"); and


  . Corresponding Shares received by shareholders of the NAF Acquired Fund will have the same aggregate net asset value as the shares of the NAF Acquired Fund held immediately prior to the Reorganization.


   No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code"). This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of a NAF Acquired Fund for Federal income tax purposes as a result of a Reorganization.


 Reasons for the Reorganizations


   On August 2, 2001, the NAF Board unanimously approved the Reorganization, subject to shareholder approval and completion of the AIG Merger. The NAF Board, including all of the NAF Independent Trustees (as defined below), has determined that the Reorganization is in the best interests of each NAF Acquired Fund and its respective shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, has determined that the interests of existing shareholders of each NAF Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the NAF Acquired Fund outstanding as of the Valuation Time (as defined in the Plans). Although, as a result of a Reorganization, a shareholder of a NAF Acquired Fund may receive Corresponding Shares which represent a smaller percentage of ownership in the Combined Fund than he or she held in that NAF Acquired Fund prior to the respective Reorganization, the total dollar value of the shares will be the same. The NAF Independent Trustees are the Trustees who are not "interested persons" of North American Fund (within the meaning of the Investment Company Act).


   The NAF Board unanimously recommends that you vote FOR the Plan relating to the Reorganization involving your Fund. Your Board of Trustees has based this recommendation on its consideration of the principal reasons underlying the Reorganization, including the following:


  . the fact that following the Reorganization, shareholders of each NAF
    Acquired Fund would remain invested in a mutual fund having similar, though not identical, investment objectives and investment techniques;


  . the fees and expenses of the NAF Acquired Funds, the Acquiring Fund and the Combined Fund;


  . potential benefits to shareholders likely to result from each Reorganization, such as the potential for reduced operating expenses over time due to economies of scale; and

  . the fact that the Reorganizations will not result in dilution of the interests of NAF Acquired Fund shareholders.


For a more detailed discussion of the factors considered by the NAF Board in approving the Reorganizations, see "Proposals Nos. 2(a)-(b): The
Reorganizations" below.


Reorganization of the SunAmerica International Equity Portfolio

 What Shareholders of the SunAmerica Acquired Fund Will Receive in the Reorganization


   If shareholders approve the Fund's Reorganization and the Reorganization takes place:


  . The Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the SunAmerica Acquired Fund;


  . Shareholders of the SunAmerica Acquired Fund will become shareholders of the Acquiring Fund;


  . Shareholders holding Class A, Class B and Class II shares of the
    SunAmerica Acquired Fund will receive Class A, Class B and Class II shares, respectively, of the Acquiring Fund (the "Corresponding Shares"); and


  . Corresponding Shares received by shareholders of the SunAmerica Acquired
    Fund will have the same aggregate net asset value as the shares of the SunAmerica Acquired Fund held immediately prior to the Reorganization.


   No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of the SunAmerica Acquired Fund for Federal income tax purposes as a result of the Reorganization.


 Reasons for the Reorganization


   On August 22-23, 2001, the SunAmerica Style Select Board unanimously approved the Reorganization, subject to shareholder approval. The SunAmerica Style Select Board, including all of the SunAmerica Independent Directors, as defined below, has determined that the Reorganization is in the best interests of the Acquired Fund and its shareholders. In addition, the SunAmerica Style Select Board, including all of the SunAmerica Independent Directors, has determined that the interests of existing shareholders of the SunAmerica Acquired Fund will not be diluted as a result of effecting the Reorganization because each shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the SunAmerica Acquired Fund outstanding as of the Valuation Time (as defined herein). Although, as a result of the Reorganization, a shareholder of the SunAmerica Acquired Fund may receive Corresponding Shares which represent a smaller percentage of ownership in the Combined Fund than he or she held in the SunAmerica Acquired Fund prior to the Reorganization, the total dollar value of the shares will be the same. The SunAmerica Independent Directors are the Directors who are not "interested persons" of SunAmerica Style Select Series, Inc. (within the meaning of the Investment Company Act).


   The SunAmerica Style Select Board unanimously recommends that you vote FOR the Plan relating to the Reorganization of your Fund. Your Board of Directors has based this recommendation on its consideration of the principal reasons underlying the Reorganization, including the following:


  . the fact that following the Reorganization, shareholders of the SunAmerica Acquired Fund would remain invested in a mutual fund having substantially the same investment objective and similar investment techniques;

  . the fees and expenses of the SunAmerica Acquired Fund, the Acquiring Fund and the Combined Fund;


     .potential benefits to shareholders likely to result from the Reorganization, such as the potential for reduced operating expenses over time due to economies of scale; and




     .the fact that the Reorganization will not result in dilution of the interests of Acquired Fund shareholders.


For a more detailed discussion of the factors considered by your Board in approving the Reorganization, see "Proposals Nos. 2(a)-(b): The
Reorganizations" below.


Procedure

   If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that (i) American General Asset Management Corp. ("AGAM") and SAAMCo will continue to serve as the investment adviser of the NAF Acquired Funds and SunAmerica Acquired Fund, respectively, until the closing of the Reorganizations (which currently is anticipated to occur during the fourth calendar quarter of 2001), (ii) the Reorganizations will occur as soon as practicable thereafter, provided that the Funds have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set forth in the Plans, and (iii) after the consummation of the Reorganizations, SAAMCo will manage the assets of the Acquired Funds as part of the Combined Fund, and AIG Global Investment Corp. ("AIGGIC") AIGGIC will serve as subadviser to the Combined Fund. Employees of AIGGIC in their capacity as employees of SAAMCo have already been advising the SunAmerica International Equity Portfolio. AIGGIC is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"). A Plan may be terminated, and a Reorganization abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined herein): (i) as to a NAF Acquired Fund, by mutual agreement of the NAF Board and the Board of Trustees of SunAmerica Equity Funds (the "SunAmerica Equity Board"); (ii) as to the SunAmerica Acquired Fund, by the SunAmerica Style Select Board and the SunAmerica Equity Board; (iii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iv) by the Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

                          FEE TABLES AND EXAMPLES


 Actual Fee Table for Shareholders of each of the Acquired Funds+ and Pro Forma
       Fee Table for the Combined Fund (each as of March 31, 2001)*



                                                      Class A
                          ---------------------------------------------------------------
                                                         NAF       SunAmerica
                                           NAF      International International Pro Forma
                          NAF Global  International   Small Cap      Equity     Combined
                          Equity Fund  Equity Fund      Fund        Portfolio     Fund
                          ----------- ------------- ------------- ------------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price)(1)..............     5.75%        5.75%         5.75%         5.75%       5.75%
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is
 lower)(2)..............      None         None          None          None        None
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...      None         None          None          None        None
Redemption Fee(3).......      None         None          None          None        None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
Management Fees.........     0.90%        0.90%         1.05%         1.10%       1.00%
Distribution and/or
 Service (12b-1)
 Fees(4)................     0.35%        0.35%         0.35%         0.35%       0.35%
Other Expenses..........     1.01%        0.79%         1.16%         0.62%       0.58%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........     2.26%        2.04%         2.56%         2.07%       1.93%
Expense Reimbursement...     0.09%        0.34%         0.61%         0.04%       0.03%
Net Expenses(5)(6)......     2.17%        1.70%         1.95%         2.03%       1.90%

 Actual Fee Table for Shareholders of each of the Acquired Funds+ and Pro Forma
       Fee Table for the Combined Fund (each as of March 31, 2001)*



                                                      Class B
                          ---------------------------------------------------------------
                                                         NAF       SunAmerica
                                           NAF      International International Pro Forma
                          NAF Global  International   Small Cap      Equity     Combined
                          Equity Fund  Equity Fund      Fund        Portfolio     Fund
                          ----------- ------------- ------------- ------------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price).................      None         None          None          None        None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is
 lower)(2)..............     5.00%        5.00%         5.00%         5.00%       5.00%
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...      None         None          None          None        None
Redemption Fee(3).......      None         None          None          None        None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
Management Fees.........     0.90%        0.90%         1.05%         1.10%       1.00%
Distribution and/or
 Service (12b-1)
 Fees(4)................     1.00%        1.00%         1.00%         1.00%       1.00%
Other Expenses..........     1.01%        0.79%         1.16%         0.62%       0.58%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........     2.91%        2.69%         3.21%         2.72%       2.58%
Expense Reimbursement...     0.09%        0.34%         0.61%         0.04%       0.03%
Net Expenses(5)(6)......     2.82%        2.35%         2.60%         2.68%       2.55%

 Actual Fee Table for Shareholders of each of the Acquired Funds+ and Pro Forma
       Fee Table for the Combined Fund (each as of March 31, 2001)*



                                                    Class C/II
                          ---------------------------------------------------------------
                                                         NAF       SunAmerica   Pro Forma
                                           NAF      International International Combined
                          NAF Global  International   Small Cap      Equity       Fund
                          Equity Fund  Equity Fund      Fund        Portfolio    (Class
                           (Class C)    (Class C)     (Class C)    (Class II)      II)
                          ----------- ------------- ------------- ------------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price).................      None         None          None         1.00%       1.00%
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is
 lower)(2)..............     1.00%        1.00%         1.00%         1.00%       1.00%
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...      None         None          None          None        None
Redemption Fee(3).......      None         None          None          None        None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
Management Fees.........     0.90%        0.90%         1.05%         1.10%       1.00%
Distribution and/or
 Service (12b-1)
 Fees(4)................     1.00%        1.00%         1.00%         1.00%       1.00%
Other Expenses..........     1.01%        0.79%         1.16%         0.68%       0.59%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........     2.91%        2.69%         3.21%         2.78%       2.59%
Expense Reimbursement...     0.09%        0.34%         0.61%         0.10%       0.04%
Net Expenses(5)(6)......     2.82%        2.35%         2.60%         2.68%       2.55%

 Actual Fee Table for Shareholders of each of the Acquired Funds+ and Pro Forma
       Fee Table for the Combined Fund (each as of March 31, 2001)*



                                             Institutional Class I/Class I
                          --------------------------------------------------------------------
                                              NAF            NAF        SunAmerica
                            NAF Global   International  International  International Pro Forma
                           Equity Fund    Equity Fund   Small Cap Fund    Equity     Combined
                          (Institutional (Institutional (Institutional   Portfolio     Fund
                             Class I)       Class I)       Class I)      (Class I)   (Class I)
                          -------------- -------------- -------------- ------------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price).................       None           None           None           N/A         None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is
 lower)(2)..............       None           None           None           N/A         None
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...       None           None           None           N/A         None
Redemption Fee(3).......       None           None           None           N/A         None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
Management Fees.........      0.90%          0.90%          1.05%           N/A        1.00%
Distribution and/or
 Service (12b-1)
 Fees(4)................       None           None           None           N/A         None
Other Expenses..........      1.26%          1.04%          1.41%           N/A        0.89%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........      2.16%          1.94%          2.46%           N/A        1.89%
Expense Reimbursement...      0.09%          0.34%          0.61%           N/A        0.09%
Net Expenses(5)(6)......      2.07%          1.60%          1.85%           N/A        1.80%

The foregoing Fee Tables are intended to assist investors in understanding the costs and expenses that a shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Funds would be assuming the Reorganizations were completed on March 31, 2001. Although information is presented in the Fee Table for each Acquired Fund, please compare the specific costs and expenses of your Fund against the costs and expenses of the Pro Forma Combined Fund.


   These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. As with the Fee Table, although information is presented in the Examples for each Acquired Fund, please compare the specific costs of investing in your Fund against the costs and expenses of the Pro Forma Combined Fund.


Examples:


   An investor would pay the following expenses on a $10,000 investment and assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:


                                                Cumulative Expenses Paid
                                                   for the Period of:
                                           -----------------------------------
                                                                    10
                                           1 Year 3 Years 5 Years Years(b)
                                           ------ ------- ------- --------
Expenses if you did redeem your shares at
 the end of the period:
Class A Shares (a)
  NAF Global Equity Fund..................  $782  $1,233  $1,708   $3,014
  NAF International Equity Fund...........   738   1,147   1,581    2,782
  NAF International Small Cap Fund........   762   1,271   1,806    3,261
  SunAmerica International Equity
   Portfolio..............................   769   1,175   1,605    2,798
  Pro Forma Combined Fund #...............   757   1,138   1,542    2,669
Class B Shares (a)
  NAF Global Equity Fund..................  $785  $1,292  $1,725   $3,073
  NAF International Equity Fund...........   738   1,203   1,595    2,840
  NAF International Small Cap Fund........   763   1,332   1,826    3,321
  SunAmerica International Equity
   Portfolio..............................   771   1,132   1,620    2,860
  Pro Forma Combined Fund #...............   758   1,094   1,555    2,727
Class C/II Shares (a)
  NAF Global Equity Fund..................  $385  $  892  $1,525   $3,227
  NAF International Equity Fund...........   338     803   1,395    2,997
  NAF International Small Cap Fund........   363     932   1,626    3,471
  SunAmerica International Equity
   Portfolio..............................   468     924   1,506    3,082
  Pro Forma Combined Fund #...............   456     886   1,442    2,956
Institutional Class I/Class I Shares (a)
  NAF Global Equity Fund..................  $210  $  667  $1,151   $2,486
  NAF International Equity Fund...........   163     576   1,016    2,237
  NAF International Small Cap Fund........   188     708   1,256    2,750
  SunAmerica International Equity
   Portfolio..............................   N/A     N/A     N/A      N/A
  Pro Forma Combined Fund #...............   183     566     975    2,116

   An investor would pay the following expenses on a $10,000 investment and assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:


                                                 Cumulative Expenses Paid
                                                    for the Period of:
                                            -----------------------------------
                                                                     10
                                            1 Year 3 Years 5 Years Years(b)
                                            ------ ------- ------- --------
Expenses if you did not redeem your shares
 at the end of the period:
Class A Shares (a)
  NAF Global Equity Fund..................   $782  $1,233  $1,708   $3,014
  NAF International Equity Fund...........    738   1,147   1,581    2,782
  NAF International Small Cap Fund........    762   1,271   1,806    3,261
  SunAmerica International Equity
   Portfolio..............................    769   1,175   1,605    2,798
  Pro Forma Combined Fund #...............    757   1,138   1,542    2,669
Class B Shares (a)
  NAF Global Equity Fund..................   $285  $  892  $1,525   $3,073
  NAF International Equity Fund...........    238     803   1,395    2,840
  NAF International Small Cap Fund........    263     932   1,626    3,321
  SunAmerica International Equity
   Portfolio..............................    271     832   1,420    2,860
  Pro Forma Combined Fund #...............    258     794   1,355    2,727
Class C/II Shares (a)
  NAF Global Equity Fund..................   $285  $  892  $1,525   $3,227
  NAF International Equity Fund...........    238     803   1,395    2,997
  NAF International Small Cap Fund........    263     932   1,626    3,471
  SunAmerica International Equity
   Portfolio..............................    368     924   1,506    3,082
  Pro Forma Combined Fund #...............    356     886   1,442    2,956
Institutional Class I/Class I Shares (a)
  NAF Global Equity Fund..................   $210  $  667  $1,151   $2,486
  NAF International Equity Fund...........    163     576   1,016    2,237
  NAF International Small Cap Fund........    188     708   1,256    2,750
  SunAmerica International Equity
   Portfolio..............................    N/A     N/A     N/A      N/A
  Pro Forma Combined Fund #...............    183     566     975    2,116

--------



+  As reflected in the Acquired Funds Prospectuses.


* "Other Expenses," "Total Annual Fund Operating Expenses Before Expense Reimbursement" and "Expense Reimbursement" in connection with the Acquiring and Combined Fund have been estimated, since the Acquiring Fund has not yet commenced operations.


(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.


(2) With respect to a NAF Acquired Fund, (i) purchases of Class A shares of $1 million or more will be subject to a CDSC of 1.00% on redemptions made within one year of purchase, (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the NAF Acquired Funds' CDSC schedule set forth under "Proposal No. 2
     (a)-(b): Approval of the Plans" and (iii) the CDSC on Class C shares applies only if shares are redeemed within one year of their purchase. See the NAF Acquired Funds Prospectuses for more information regarding the CDSCs applicable to the NAF Acquired Funds. The CDSC schedules applicable to Class A, Class B and Class C shares of a NAF Acquired Fund will continue to apply to the Corresponding Shares received in the Reorganization by shareholders of the Combined Fund who were shareholders of the NAF Acquired Fund as of the date of the closing of the Reorganization (even if you exchange your shares for shares of another fund distributed by SACS (as defined below)). Future purchases of Class A, Class B or Class II shares of the Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund.


    With respect to the SunAmerica Acquired Fund and the Acquiring Fund (and to future purchases of Class A, Class B or Class II shares of the Combined
    Fund after the closing of the Reorganizations), (i) purchases of Class A shares of $1 million or more are subject to a CDSC on redemptions made within two years of purchase (1.00% on shares sold within one year of purchase and 0.50% on shares sold after the first year and within the second year after purchase), (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the SunAmerica Acquired Fund's and Acquiring Fund's CDSC schedule set forth under "Proposal No. 2(a)-(b): Approval of the Plans" and (iii) the CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See the SunAmerica Acquired Fund and Acquiring Fund Prospectuses for more information about the CDSCs applicable to the SunAmerica Acquired Fund, Acquiring Fund and the Combined Fund.

(3) In the case of the SunAmerica Acquired Fund and the Acquiring Fund (and hence the Combined Fund) a $15.00 fee may be imposed on wire and overnight mail redemptions.


(4) Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


(5) With respect to each NAF Acquired Fund, amounts reflect AGAM's contractual obligation to waive, and to the extent necessary, reimburse certain fees and expenses of such NAF Acquired Fund through February 28, 2002. If shareholders do not approve the Reorganizations, there is no assurance AGAM would continue to provide such fee reductions and expense reimbursements past such date.


(6) The SunAmerica Style Select Board and the SunAmerica Equity Board, including a majority of the Independent Directors of each, approved each of the SunAmerica Acquired Fund's and SunAmerica Acquiring Fund's Investment Advisory and Management Agreements with SAAMCo subject to the net expense ratios set forth above. SAAMCo will waive fees and reimburse expenses should the Total Annual Fund Operating Expenses Before Expense Reimbursement be higher than the net expense ratio. SAAMCo may not increase such ratios, which are contractually required by agreement with the respective Boards, without the approval of the respective Board, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the respective Board, including a majority of the Independent Directors.


# Assuming the Reorganization had taken place on March 31, 2001.


(a) Expenses used for the Example include fee waivers and expense reimbursements described in footnotes (5) and/or (6) above.


(b) Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.


   The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Proposals Nos. 2(a)-(b): Approval of the Plans."

                                   THE FUNDS

   In the following pages, we compare your Fund against the Acquiring Fund in terms of investment objective and policies. As before with your review of the Fee Table and Examples, although information is presented for each Acquired Fund, please compare your specific Fund against the Acquiring Fund (rather than the other Acquired Funds).


   For shareholders of the SunAmerica International Equity Portfolio: since the Acquiring Fund is intended to be a successor to your Fund, you will find that the investment objective and policies of your Fund are in most instances identical to those of the Acquiring Fund.


   For shareholders of all Funds:


Business of the Acquired Funds


   Each NAF Acquired Fund is organized as a separate investment portfolio or series of North American Funds, a Massachusetts business trust, which was established on September 28, 1988 pursuant to its Declaration of Trust.

   The SunAmerica Acquired Fund is a separate investment portfolio or series of SunAmerica Style Select Series, Inc., a Maryland corporation, which was incorporated on July 3, 1996.


Business of the Acquiring Fund

   The Acquiring Fund is organized as a separate investment portfolio or series of SunAmerica Equity Funds, a Massachusetts business trust, which was established on June 18, 1986 pursuant to its Declaration of Trust. The Acquiring Fund is newly created and has not yet commenced operations. It is intended to be a successor to the SunAmerica International Equity Portfolio.

Comparison of the Funds

   A discussion of the investment objectives and principal investment policies of the Funds is set forth below. The objectives and policies that are identified as fundamental may not be changed without shareholder approval.

   The SunAmerica Acquired Fund and the Acquiring Fund utilize substantially similar principal investment policies.


   The main differences between the principal investment policies of each NAF Acquired Fund and the Acquiring Fund, each of which is discussed in more detail below, are as follows:


   With respect to the NAF Global Equity Fund,


  . that this Fund is diversified, while the Acquiring Fund is non-diversified,


  . that this Fund will not utilize active trading as a principal investment strategy, while the Acquiring Fund will,


  . that this Fund may invest in U.S. securities and emphasizes common stocks of emerging and established growth companies, while the Acquiring Fund may, but generally will not, invest in U.S. securities and may employ, in any combination, elements of "value" investing, "growth" investing and "country allocation" (each of which is described below), and




  . that investing in initial public offerings will be used as a principal investment strategy for this Fund, but not for the Acquiring Fund.

   With respect to the NAF International Equity Fund,


  . that this Fund is diversified, while the Acquiring Fund is non-diversified,


  . that this Fund will not invest in U.S. securities, while the Acquiring
    Fund may, but generally will not,


  . that this Fund will primarily invest in accordance with country and sector weightings which in the aggregate will closely replicate broad market indices, while the Acquiring Fund may employ, in any combination, elements of "value" investing, "growth" investing and "country allocation" (each of which is described below), and


  . that investing in derivatives will be used as a principal investment strategy for this Fund, but not for the Acquiring Fund.




   With respect to the NAF International Small Cap Fund,


  . that this Fund is diversified, while the Acquiring Fund is non-diversified,


  . that this Fund will invest primarily in securities of small-cap companies, while the Acquiring Fund selects securities without regard to market capitalization,


  . that this Fund may invest in U.S. securities, while the Acquiring Fund may, but generally will not, and


  . that investing in initial public offerings will be used as a principal investment strategy for this Fund, but not for the Acquiring Fund.


 Investment Objectives

   The investment objectives for all of the Funds are substantially similar as shown below. Each NAF Acquired Fund's investment objective is a fundamental policy, and the SunAmerica Acquired Fund's investment objective is a non-fundamental policy. The Acquiring Fund's investment objective is a non-fundamental policy.

   Fund                                            Investment Objective
   ----                                            --------------------
   NAF Global Equity Fund                     Long-term capital appreciation
   NAF International Equity Fund              Long-term capital appreciation
   NAF International Small Cap Fund           Capital appreciation
   SunAmerica International Equity Portfolio  Long-term growth of capital
   Acquiring Fund                             Capital appreciation

 Investment Policies

   Both the Acquiring Fund and SunAmerica International Equity Portfolio seek to achieve their objective by active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in at least three countries other than the U.S. and selected without regard to market capitalization at the time of purchase. Active trading is the frequent trading of portfolio securities to achieve an investment goal. Each Fund may incorporate, in any combination, elements of "value" investing, "growth" investing and "country allocation." The growth oriented philosophy is that of investing in securities believed to offer the potential for long-term growth of capital and focuses on securities considered to have a historical record of above-average growth rate; to have significant growth potential; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. The value oriented philosophy is that of investing in securities believed to be undervalued in the market and reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. Country allocation is an investment strategy where the Fund purchases securities based on research involving investment opportunities in particular countries or regions, as opposed to opportunities in particular industries or types of stocks.

   NAF Global Equity Fund seeks to achieve its objective by investing in a globally diversified portfolio of equity securities. The Fund normally invests at least 65% of total assets in equity securities of growth companies in a variety of markets throughout the world. NAF Global Equity Fund may purchase securities in any foreign country, as well as in the U.S., and emphasizes common stocks of both emerging and established growth companies that generally have proven performance records and strong market positions. NAF Global Equity Fund's portfolio will always invest at least 65% of its total assets in three or more countries. NAF Global Equity Fund will not invest more than 50% of its total assets in the securities of any one foreign country.

   NAF International Equity Fund seeks to achieve its objective by investing primarily, in accordance with country and sector weightings determined by its subadviser, in equity securities of non-U.S. issuers which, in the aggregate, closely replicate broad market indices. The Fund seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection.

   NAF International Small Cap Fund seeks to achieve its objective by investing primarily in equity securities of foreign small-cap companies. Small-cap companies are defined as those companies where the total market value of its outstanding securities (market capitalization) is less than $1.5 billion. The Fund invests in companies that are located in both established and emerging economies throughout the world. At least 65% of the Fund's total assets will normally be invested in foreign securities from a minimum of three countries. The Fund may also invest in larger foreign companies or in U.S.-based companies if they represent better prospects for capital appreciation.


 Certain Investments and Techniques of the Funds


   Investments in the U.S. The NAF International Equity Fund will not invest in securities of U.S. issuers. The NAF Global Equity Fund and NAF International Small Cap Fund, SunAmerica International Equity Portfolio and the Acquiring Fund may invest in securities of U.S. issuers. However, the SunAmerica International Equity Portfolio and the Acquiring Fund generally will not invest in securities of U.S. issuers.


   Emerging Markets. All Funds may invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. The characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

   Active Trading. All of the Funds except NAF Global Equity Fund utilize active trading as a principal investment strategy. The Acquiring Fund will use active trading as a principal investment strategy.

   ADRs. All of the Funds may invest in American Depositary Receipts and American Depositary Shares ("ADRs"). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign securities. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. This is a principal investment strategy for NAF International Small Cap Fund but not for the other Acquired Funds and the Acquiring Fund.

   IPOs. All of the Funds may invest in the initial public offerings ("IPO") market and a portion of a Fund's returns may be attributable to investments in IPOs. This is a principal investment strategy for NAF Global Equity Fund and NAF International Small Cap Fund but not for the other Acquired Funds and the Acquiring Fund.


   Derivatives. All of the Funds may invest in "derivatives" which are various instruments that derive their values from those of specified securities indices, currencies or other points of reference for both hedging and non-hedging purposes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes. This is a principal investment strategy for NAF International Equity Fund, but not for the other Acquired Funds and the Acquiring Fund; rather, the latter Funds will normally use certain types of derivatives as part of efficient portfolio management or for return enhancement purposes.


   Currency Transactions. All of the Funds may engage in currency transactions. Currency transactions include the purchase and sale of currencies to facilitate securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

 Principal Risk Factors

   For a discussion of the principal risks of investing in each Fund, see "Principal Risk Factors and Special Considerations."


 Directors and Officers

   North American Funds, SunAmerica Style Select Series, Inc. and SunAmerica Equity Funds are each governed by a Board of Trustees or Directors that meets regularly to review its respective Fund's investments, performance, expenses, and other business affairs. Each Board elects its respective Fund's officers.

 Management and Subadvisory Arrangements

   Comparison of Management and Administrative Arrangements and Fees. AGAM serves as the investment adviser for the NAF Acquired Funds and SAAMCo serves as the investment adviser for the SunAmerica Acquired Fund and the Acquiring Fund. As investment adviser to the respective Funds, AGAM and SAAMCo select and manage the investments, provide various administrative services and supervise the daily business affairs, except to the extent they have delegated portfolio management of a Fund to a subadviser. The NAF Acquired Funds utilize subadvisers as described below. The SunAmerica Acquired Fund is currently advised by SAAMCo without any subadvisers. The Acquiring Fund will be subadvised by AIGGIC, an affiliate of SAAMCo. See "Proposals Nos. 2(a)-(b):
Approval of the Plans" for more detailed information regarding the advisory arrangements of the Funds.


   The table below sets forth the fees, as a percentage of average daily net assets, payable by each NAF Acquired Fund to AGAM and by the SunAmerica Acquired Fund to SAAMCo for its management and administrative services. The table also sets forth the annual fee rate that the Acquiring Fund will pay to SAAMCo for its management and administrative services. Please compare the specific advisory fee rate of your Fund to the advisory fee rate of the Acquiring Fund.



                                                Advisory Fee
                             --------------------------------------------------
                                           Between      Between
                                         $50 Million  $200 Million
                                First        and          and      Excess over
Fund                         $50 Million $200 Million $500 Million $500 Million
----                         ----------- ------------ ------------ ------------
NAF Global Equity Fund.....     0.90%       0.90%        0.70%        0.70%
NAF International Equity
 Fund......................     0.90%       0.85%        0.80%        0.75%
NAF International Small Cap
 Fund......................     1.05%       1.00%        0.90%        0.80%
SunAmerica International
 Equity Portfolio..........     1.10%       1.10%        1.10%        1.10%
Acquiring Fund.............     1.00%       1.00%        1.00%        1.00%


   The advisory fee rate that will be payable by the Acquiring Fund will be lower than the advisory fee rates currently payable by two of the Acquired Funds (NAF International Small Cap Fund and SunAmerica International Equity Portfolio), but higher than the advisory fee rates currently payable by the other two Acquired Funds (NAF Global Equity Fund and NAF International Equity
Fund). See "Summary--Fee Tables and Examples" above.

   For the NAF Global Equity Fund, although the advisory fee rate paid by the Acquiring Fund would be higher, the expenses paid by a shareholder will not increase. See "Summary--Fee Tables and Examples" above.


   For the NAF International Equity Fund, the advisory fee rate is lower than for the Acquiring Fund, and the total expenses before expense reimbursements paid by a shareholder will not increase. However, although the net expenses (after fee waiver) of the NAF International Equity Fund will increase, the NAF Board considered that the fee waiver for the NAF International Equity Fund terminates on February 28, 2002 while the contractual fee waiver and expense reimbursements arrangements agreed to by SAAMCo will continue indefinitely, subject to termination by the SunAmerica Equity Board, including a majority of the Independent Trustees of SunAmerica Equity Funds who are not "interested persons" (within the meaning of the Investment Company Act) of SunAmerica Equity Funds (the "SunAmerica Independent Trustees"). SAAMCo may not increase the net expense ratio, which is contractually required by agreement with the SunAmerica Equity Board, without the approval of the SunAmerica Equity Board, including a majority of the SunAmerica Independent Trustees. See "Summary--Fee Tables and Examples" above.


   Investment Advisory Agreements. The investment advisory agreement between SunAmerica Equity Funds, on behalf of the Acquiring Fund, and SAAMCo (the "Acquiring Fund Investment Advisory Agreement") is similar to both the New and Previous NAF Investment Advisory Agreements applicable to the NAF Acquired Funds (collectively, the "NAF Investment Advisory Agreement") and to the Investment Advisory and Management Agreement between SAAMCo and SunAmerica Style Select Series, Inc. on behalf of the SunAmerica Acquired Fund (the "SunAmerica Acquired Fund Investment Advisory Agreement"), except for certain matters including the advisory fees, the effective dates, and, for the NAF Acquired Funds, the identity of the adviser. See "Proposals Nos. 2 (a)-(b):
Approval of the Plans" for further discussion regarding these agreements.


   Comparison of Subadvisory Arrangements and Fees. As stated above, each NAF Acquired Fund employs a subadviser that is responsible for investment decisions (a "Subadviser"). The SunAmerica Acquired Fund employed two Subadvisers until September 1, 2001, when SAAMCo assumed direct management of the portfolio. The Acquiring Fund will employ a Subadviser. The chart below sets forth the Subadvisers for the Funds and the annual rate of fees that are, or will be, payable. The Subadvisers' fees are paid out of AGAM's and SAAMCo's advisory fee, respectively, at no additional cost to the respective Fund or shareholders.


Fund                                   Subadviser                      Subadvisory Fee
----                                   ----------                      ---------------
NAF Global Equity Fund    Founders Asset Management, LLC       .500% on the first $50 million,
                          ("Founders")                         .450% between $50 million and
                          2930 East Third Avenue               $200 million, .400% between
                          Denver, Colorado 80206               $200 million and $500 million
                                                               and .350% on the excess over
                                                               $500 million.
NAF International Equity  Morgan Stanley Investment Management .500% on the first $50 million,
 Fund                     Inc. ("MS")                          .450% between $50 million and
                          1221 Avenue of the Americas          $200 million, .400% between
                          New York, New York 10020             $200 million and $500 million
                                                               and .350% on the excess over
                                                               $500 million.
NAF International Small   Founders (defined above)             .500% on the first $300
 Cap Fund                                                      million, .450% between $300
                                                               million and $500 million and
                                                               .400% on the excess over $500
                                                               million.
SunAmerica International  None                                 N/A
 Equity Portfolio
Acquiring Fund            AIGGIC                               .470% on all assets.
                          175 Water Street
                          New York, New York 10038

   Subadvisory Agreements. The subadvisory agreement between SAAMCo and AIGGIC for the Acquiring Fund (the "Acquiring Fund Subadvisory Agreement") is similar to the subadvisory agreements applicable to the NAF Acquired Funds (collectively, the "NAF Subadvisory Agreement") except for certain matters including the advisory fees, the effective dates, and the identity of the subadviser. See "Proposals Nos. 2(a)-(b): Approval of the Plans" for further discussion regarding these agreements.


 Distribution and Shareholder Servicing Arrangements

   Distributor. American General Funds Distributors, Inc. ("AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the distributor of the shares of the NAF Acquired Funds. SunAmerica Capital Services, Inc. ("SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the SunAmerica Acquired Fund and the shares of the Acquiring Fund. See "Proposals Nos. 2 (a)-(b) Approval of the Plans" for additional information regarding the Funds' distribution arrangements.


   Shareholder Servicing Fees for Class I. AGAM provides certain recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the NAF Acquired Funds. SACS will provide these services after the Reorganization with respect to Class I shares of the Combined Fund. See "Proposals Nos. 2 (a)-(b): Approval of the Plans" for additional information regarding these services.


 Other Service Agreements with Affiliates

   SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SAAMCo, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street"), the transfer agent and custodian of the SunAmerica Acquired Fund and Acquiring Fund, in connection with certain services offered to the shareholders of such Funds. See "Proposals Nos. 2 (a)-(b): Approval of the Plans" for additional information regarding these service agreements.


 Other

   Shares. As with all mutual funds, investors purchase shares when they invest in the Funds. Share certificates are not generally issued.

   Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and to cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in investment advisory agreements.


   The table below sets forth the share classes currently offered by each of the Acquired Funds and the Acquiring Fund and the share classes that will be offered by the Combined Fund after consummation of the Reorganization.



  NAF Acquired Funds    SunAmerica Acquired Fund Acquiring Fund* Combined Fund
  ------------------    ------------------------ --------------- -------------
A, B, C, Institutional
        Class I                 A, B, II           A, B, II, I    A, B, II, I

--------

* The New SunAmerica International Equity Fund has not yet commenced operations and therefore has not issued shares of any class.


   Purchase of Shares. The procedures for purchasing shares are similar, but not identical, for all Funds. See "Proposals Nos. 2 (a)-(b): Approval of the Plans" below, "Investing in the North American Funds" in the NAF Acquired Funds Prospectuses and "Shareholder Account Information" in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses.

   Redemption of Shares. The procedures for redeeming shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(b): Approval of the Plans" below, "Investing in the North American Funds" in the NAF Acquired Funds Prospectuses and "Shareholder Account Information" in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses.


   Exchanges of Shares. The procedures for exchanging shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(b): Approval of the Plans" below, "Account Services" and "Section III: Investing in the North American Funds Institutional Classes of Shares" in the NAF Acquired Funds Prospectuses and "Transaction Policies" in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses.


   Dividends. The Funds currently have the same policies with respect to dividends. See "Proposals Nos. 2(a)-(b): Approval of the Plans" below, "Pricing of Shares and Dividends and Distributions from North American Funds" in the Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the SunAmerica Acquired Fund and Acquiring Funds Prospectuses.


   Net Asset Value. The price at which each Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share after receipt of the purchase of redemption order. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Time). For further discussion on net asset value and how it is determined, see "Proposals Nos. 2(a)-(b):
Approval of the Plans" below, "Pricing of Fund Shares" in the SunAmerica Acquired Fund and Acquired Funds Prospectuses and "Transaction Policies" in the SunAmerica Acquired Fund and Acquiring Funds Prospectuses.


   Tax Considerations. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the Acquiring Fund. See "Taxes" in the SunAmerica Acquired Fund and Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the SunAmerica Acquired Fund and Acquiring Funds Prospectuses.


   Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization. For a more detailed discussion regarding potential tax consequences of the Reorganizations, see "Proposals Nos. 2(a)-(b): Approval of the Plan."

               PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS

                 PRINCIPAL RISKS OF INVESTING IN THE FUNDS


   In the following pages, we compare the principal risks of your Fund and the Acquiring Fund. Although information is presented for each Acquired Fund, please compare your Fund with the Acquiring Fund.


   For shareholders of the SunAmerica International Equity Portfolio: since the Acquiring Fund is intended to be a successor to your Fund, you will find that the principal risks of your Fund are almost identical to those of the Acquiring Fund.


   Many of the investment risks associated with an investment in a NAF Acquired Fund are substantially the same as those associated with an investment in the Acquiring Fund. A discussion of the principal risks of investing in the Funds is set forth below. See the NAF Acquired Funds Prospectuses, the SunAmerica Acquired Fund Prospectus, the NAF Acquired Funds Statement and the Acquiring Funds Statements for more detailed discussions of investment risks associated with an investment in the Funds. There is no guarantee that the investment objective of a Fund will be achieved or that the value of a shareholder's investment in the Fund will not decrease. The primary differences in principal investment risks between the Acquiring Fund and the NAF Acquired Funds, each of which is discussed in more detail below, are: (1) the Acquiring Fund is subject to non-diversification risk whereas the NAF Acquired Funds are not; and (2) the NAF International Small Cap Fund is subject to a greater degree of small cap risk than the Acquiring Fund.


   Risks of Investing in Equity Securities. All of the Funds invest primarily in equity securities. As with any equity fund, the value of your investments in any of the Funds may fluctuate in response to stock market movements. In addition, individual stocks selected for any of the Funds may underperform the market generally.

   Securities Selection. All of the Funds are subject to securities selection risk. Securities selection risk is when a strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

   Foreign Investment Risk. Each Fund will invest in foreign securities and will be subject to the risk that the value of the Fund's foreign investments will decline as a result of foreign political, social or economic changes. In addition, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Furthermore, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.



   Emerging Markets. All of the Funds are subject to emerging markets risk. An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

   Currency Risk. All of the Funds are subject to currency risk which is the risk that the value of the foreign portfolio investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Fund's non-dollar securities.

   Liquidity Risk. All of the Funds are subject to liquidity risk. This is the risk that a Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis.

   Risks of Non-Diversification. The SunAmerica International Equity Portfolio and the Acquiring Fund are non-diversified, which means that they can invest a larger portion of their assets in the stock of a single company than can some other mutual funds, including the three NAF Acquired Funds. By concentrating in a smaller number of stocks, a Fund's risk is increased because the economic effect of each stock on the Fund's performance is greater. The NAF Acquired Funds are diversified.



   Small Cap Risk. The NAF International Small Cap Fund is subject to small cap risk as a principal risk and the other Funds are subject to this risk to a lesser degree. This is the risk that companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.


   Derivatives. Each Fund is subject to derivatives risk. Derivatives have heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.


   IF YOU ARE A SUNAMERICA INTERNATIONAL EQUITY PORTFOLIO SHAREHOLDER YOU MAY SKIP TO PROPOSALS NOS. 2 (a)-(b) ON PAGE 26. THE FOLLOWING PROPOSAL IS ONLY APPLICABLE TO NORTH AMERICAN FUND SHAREHOLDERS.

     PROPOSAL NO. 1: APPROVAL OF THE NEW NAF INVESTMENT ADVISORY AGREEMENT

       THE AIG MERGER AND THE NEW NAF INVESTMENT ADVISORY AGREEMENT


Board Considerations

   On August 29, 2001, AIG acquired American General in the AIG Merger. As a result of the AIG Merger, AGAM became a subsidiary of AIG.


   As required by the Investment Company Act, the Previous NAF Investment Advisory Agreement provided for automatic termination upon its "assignment." Under the Investment Company Act, a change of control of an investment adviser constitutes an "assignment." The consummation of the AIG Merger resulted in the assignment of the Previous NAF Investment Advisory Agreement and its automatic termination. Therefore, as described below, shareholders are being asked to approve the New NAF Investment Advisory Agreement.


   At a meeting held on July 16-17, 2001, the NAF Board, including all of the NAF Independent Trustees, unanimously approved an interim investment advisory agreement (the "Interim NAF Investment Advisory Agreement") between AGAM and North American Funds with respect to the NAF Acquired Funds pursuant to Rule 15a-4 under the Investment Company Act. This has allowed AGAM to continue to serve as investment adviser for the NAF Acquired Funds after the AIG Merger. This Rule allows, under certain circumstances, interim advisory agreements to take effect, and to remain in effect for up to 150 days, without receiving prior shareholder approval, as long as the fees payable under such agreement do not exceed the fees payable under the predecessor agreement that had been approved by the shareholders and certain other contractual provisions are included in the interim agreement. The Interim NAF Investment Advisory Agreement requires all advisory fees earned by AGAM to be escrowed pending shareholder approval of the New NAF Investment Advisory Agreement. If the New NAF Investment Advisory Agreement is not approved, AGAM will be entitled to receive from escrow the lesser of any costs incurred in performing the Interim NAF Investment Advisory Agreement (plus interest earned on the amount while in escrow), and the total amount in the escrow account (plus interest earned). The Interim NAF Investment Advisory Agreement will terminate on the earlier of the effective date of the New NAF Investment Advisory Agreement or 150 days after the completion of the AIG Merger.


   Pursuant to the terms of the Interim NAF Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio of each NAF Acquired Fund and for providing certain administrative services to each NAF Acquired Fund. The terms of the Interim NAF Investment Advisory Agreement are the same as those of the Previous NAF Investment Advisory Agreement. The Interim NAF Investment Advisory Agreement differs from the Previous NAF Investment Advisory Agreement only with respect to the effective date, the term, and the escrow provisions relating to AGAM's fees (as described above). Under the Investment Company Act, AGAM may continue to serve as the investment adviser for each NAF Acquired Fund beyond an interim period of 150 days only if shareholders of such NAF Acquired Fund approve a new investment advisory agreement with AGAM. Consequently, the NAF Board unanimously approved, and recommended shareholder approval of, the New NAF Investment Advisory Agreement on July 16-17, 2001. The New NAF Investment Advisory Agreement, if approved by shareholders, would take effect immediately upon such approval. The terms of the New NAF Investment Advisory Agreement, including advisory fees, are the same in all material respects as those of the Previous NAF Investment Advisory Agreement. The New NAF Investment Advisory Agreement differs from the Previous NAF Investment Advisory Agreement only with respect to its effective date. See "--Description of the New NAF Investment Advisory Agreement" below for a description of the New NAF Investment Advisory Agreement and the services to be provided by AGAM thereunder.


   In addition, each of the NAF Acquired Funds has a Subadviser that is unaffiliated with AGAM. Each previously existing subadvisory agreement provided that it terminated upon termination of the Previous NAF Investment Advisory Agreement. The NAF Board also approved the continuation of each subadvisory agreement for the NAF Acquired Funds. Such approval was made in accordance with a "Manager of Managers" order granted by the Commission to North American Funds and therefore the subadvisory agreements for the NAF Acquired Funds do not require shareholder approval.

   In connection with its approval of the New NAF Investment Advisory Agreement, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the AIG Merger did not involve any changes in the overall form of the advisory contract, the advisory fees, or any of the NAF Acquired Funds' objectives or policies. The NAF Board also considered that AGAM and SAAMCo had indicated that while they intended to propose the Reorganizations to the NAF Board at a subsequent meeting, until such Reorganizations were approved and consummated, SAAMCo and AIG represented there would be no material change in the nature and quality of services provided by AGAM. As part of their deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM; the amount and structure of investment advisers' fees generally and the fees payable under the New NAF Investment Advisory Agreement; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry, and the structure of the AIG Merger.


   Section 15(f) of the Investment Company Act provides that an investment adviser (such as AGAM) to a registered investment company, and the affiliates of such adviser, may receive any amount or benefit in connection with a sale of any interest in such investment adviser which results in an assignment of an investment advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors of the investment company are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) of the new investment adviser or its predecessor; and (2) no "unfair burden" (as defined in the Investment Company Act) may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto. Consistent with the first condition of
Section 15(f), AIG advised the NAF Board that for a period of three years after the AIG Merger, it will not take or recommend any action that would cause more than 25% of the NAF Board (or SunAmerica Equity Board) to be interested persons of SAAMCo or AGAM. With respect to the second condition of Section 15(f), an "unfair burden" on an investment company is defined in the Investment Company Act to include any arrangement during the two-year period after any such transaction occurs whereby the investment adviser or its predecessor or successor, or any interested person of such adviser, predecessor or successor, receives or is entitled to receive any compensation of two types, either directly or indirectly. The first type is compensation from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company, other than bona fide ordinary compensation as principal underwriter for such company. The second type is compensation from the investment company or its security holders for other than bona fide investment advisory or other services. AIG advised the NAF Board that it will not take or recommend any action that would constitute an unfair burden on North American Funds (or the Acquiring Fund) within the meaning of Section 15(f).


Description of the New NAF Investment Advisory Agreement

   As a proposal separate from the proposal to approve a Reorganization, shareholders of each NAF Acquired Fund are being asked to approve the New NAF Investment Advisory Agreement with AGAM to cover the period subsequent to the shareholder approval and prior to consummation of the Reorganization (which is currently anticipated to occur during the fourth calendar quarter of 2001). If this proposal is approved, but a Reorganization is not approved by the shareholders of a NAF Acquired Fund, AGAM will continue to serve as that NAF Acquired Fund's adviser under the New NAF Investment Advisory Agreement. The terms of the New NAF Investment Advisory Agreement are the same in all material respects as those of the Previous NAF Investment Advisory Agreement. The New NAF Investment Advisory Agreement differs from the Previous NAF Investment Advisory Agreement only with respect to the effective date. The Previous NAF Investment Advisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the NAF Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New NAF Investment Advisory Agreement and the services to be provided by AGAM is set forth below. This description is qualified in its entirety by reference to the form of the New NAF Investment Advisory Agreement attached to this Proxy Statement and Prospectus as Exhibit I.

   As compensation for its services under the New NAF Investment Advisory Agreement, the NAF Acquired Funds will pay to AGAM the same fee, as a percentage of average daily net assets, that was payable to AGAM under the Previous Investment Advisory Agreement. Such fee will be payable monthly and accrued daily. See "Summary" for a description of the fee payable to AGAM under the Previous Investment Advisory Agreement. AGAM has agreed, until February 28, 2002, to reduce fees payable to it by, or reimburse expenses to, the NAF Acquired Funds.


   For the fiscal year ended October 31, 2000, North American Funds paid total advisory fees to AGAM of $7,339,733. Of such amount, $523,879, $299,101 and $320,210 were attributable to the NAF Global Equity Fund, the NAF International Equity Fund, and the NAF International Small Cap Fund, respectively. These amounts do not reflect certain fee waivers and expense reimbursements for which the NAF Acquired Funds were reimbursed.


   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each NAF Acquired Fund approve the New NAF Investment Advisory Agreement. Shareholders of each NAF Acquired Fund vote separately on the approval of the New NAF Investment Advisory Agreement. Approval of the New NAF Investment Advisory Agreement by one NAF Acquired Fund is not contingent upon approval of the New NAF Investment Advisory Agreement by any other NAF Acquired Fund. If the New NAF Investment Advisory Agreement is not approved by shareholders of a NAF Acquired Fund, the NAF Board will determine the appropriate actions in the best interests of shareholders to be taken with respect to such NAF Acquired Fund's advisory arrangements at that time.


Additional Information About AGAM

 General

   CypressTree Investments, Inc. ("CypressTree") and its affiliates were formed in 1996 to acquire, advise and distribute mutual funds through broker-dealers and other intermediaries. CypressTree Asset Management Corporation, Inc. ("CAM") was CypressTree's wholly-owned advisory subsidiary and CypressTree Funds Distributors, Inc. ("CFD") was CypressTree's wholly-owned distribution subsidiary. On March 10, 2000, CypressTree sold substantially all of its assets, including all of the stock of CAM and CFD, to American General. Thereafter, CAM was renamed American General Asset Management Corp. and CFD was renamed American General Funds Distributors, Inc. Pursuant to the Previous NAF Advisory Agreement, AGAM oversaw the administration of all aspects of the business and affairs of the NAF Acquired Funds, and selected, contracted with and compensated Subadvisers to manage the assets of the NAF Acquired Funds. AGAM has continued to perform these functions under the Interim NAF Investment Advisory Agreement since the completion of the AIG Merger.


   AGAM is located at 286 Congress Street, Boston, Massachusetts 02210. Prior to the AIG Merger, AGAM was wholly owned by American General, which is located at 2929 Allen Parkway, Houston, Texas 77019. As a result of the AIG Merger, American General is wholly owned by AIG. The principal address of AIG is 70 Pine Street, New York, New York 10270.


   The directors and principal executive officer of AGAM, if any, their business addresses, position(s) with AGAM and a description of their principal occupations are set forth below.



Name and Address                Position with AGAM and Principal Occupation(s)
----------------                ----------------------------------------------
John A. Graf............ Director; Senior Vice Chairman, Asset Accumulation, American
 2929 Allen Parkway      General.
 Houston, TX 77019

Kent E. Barrett......... Director and Treasurer; Senior Vice President and General
 2929 Allen Parkway      Auditor, American General.
 Houston, TX 77019

   In addition, the following officers of North American Funds also are employees of AGAM:

   Thomas J. Brown, Treasurer and Vice President of North American Funds and Chief Financial Officer and Chief Administrative Officer of AGAM.

   John I. Fitzgerald, Secretary and Vice President of North American Funds and Assistant Secretary and Counsel of AGAM.

   John N. Packs, Assistant Treasurer and Vice President of North American Funds and Director of Research of AGAM.


 Additional Payments to AGAM and its Affiliates by NAF Acquired Funds


   The Previous NAF Investment Advisory Agreement provided for reimbursement to AGAM for various expenses related to financial, accounting and administrative services provided to the NAF Acquired Funds. For the fiscal year ended October 31, 2000, North American Funds paid in the aggregate $1,387,842 to AGAM for such services. Of such amount, $100,111, $48,918 and $46,369 were attributable to the NAF Global Equity Fund, the NAF International Equity Fund and the NAF International Small Cap Fund, respectively.


   For the fiscal year ended October 31, 2000, AGAM was paid fees on Institutional Class I shares under the NAF Services Agreement (as defined below) of $10,494 by the NAF International Equity Fund. The NAF Global Equity Fund and the NAF International Small Cap Fund paid no fees to AGAM under the NAF Services Agreement.


   For the fiscal year ended as follows: October 31, 2000, the NAF Acquired Funds paid the NAF Distributor the following distribution and service fees:

                                                      Distribution and Service
                                                                Fees
                                                      -------------------------
                                                      Class A Class B  Class C
                                                      ------- -------- --------
NAF Global Equity Fund............................... $32,316 $178,789 $310,964
NAF International Equity Fund........................  19,093  162,244   63,986
NAF International Small Cap Fund.....................  21,276  129,910  114,276

   For the fiscal year ended October 31, 2000, the NAF Acquired Funds paid brokerage commissions to affiliated brokers as follows:



NAF International Equity Fund............................................. $759

              PROPOSALS NOS. 2 (a)-(b): APPROVAL OF THE PLANS


                            COMPARISON OF THE FUNDS

Investment Policies

   In the following pages, in addition to the principal investment policies set forth under Summary--The Funds--Comparison of the Funds above, we further compare the investment policies of your Fund against those of the Acquiring Fund. Although information is presented for each Acquired Fund, please compare your Fund with the Acquiring Fund.

   For shareholders of the SunAmerica International Equity Portfolio: since the Acquiring Fund is intended to be a successor to your Fund, you will find that the investment policies of your Fund are almost identical to those of the Acquiring Fund.



   The principal differences between the investment policies of the NAF Acquired Funds and the Acquiring Fund, each of which is discussed in more detail below, are as follows:


   With respect to all of the NAF Acquired Funds,


  . that these Funds may invest up to 35% of their total assets in securities other than equity securities, while the Acquiring Fund may only invest up to 20% of its assets in such securities,


  . that these Funds may invest without limit in short-term investments to meet redemptions and cover expenses, while the Acquiring Fund may invest no more than 10% of its total assets in such investments, unless for defensive purposes,


  . that these Funds may not borrow for investment purposes, while the Acquiring Fund may borrow up to 50% of the value of its assets for investment purposes,


  . that these Funds are diversified, while the Acquiring Fund is non-diversified,




  . that these Funds generally do not invest in foreign investment companies, while the Acquiring Fund may invest to a significant extent in foreign investment companies.


   With respect to the NAF International Small Cap Fund, that this Fund will not invest more than 5% of its total assets in junk bonds, while the Acquiring Fund may invest up to 20% of its assets in such securities.


   Fixed-income Securities. Although each Fund generally emphasizes investments in equity securities, each may also invest in fixed-income securities, including corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. government securities and mortgage-backed and asset-backed securities when these investments offer opportunities to achieve a Fund's investment goal. The SunAmerica International Equity Portfolio and Acquiring Fund may invest up to 20% of its total assets in fixed-income securities. The NAF Acquired Funds may invest up to 35% of their total assets in securities other than equity securities.


   Junk Bonds. Junk bonds are high yield, high risk bonds that do not meet the credit quality standards of investment grade securities. "Investment grade" is a designation applied to intermediate and long-term corporate debt securities rated within the highest four rating categories assigned by Standard & Poor's Corporation, a division of the McGraw-Hill Companies ("Standard & Poor's") (AAA, AA, A or BBB) or Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa).


   NAF International Small Cap Fund will not invest more than 5% of its total assets in unrated or below investment-grade fixed income securities. The SunAmerica International Equity Portfolio and Acquiring Fund may invest up to 20% of total assets in these securities.

   Foreign Investment Companies. The SunAmerica International Equity Portfolio and Acquiring Fund may invest to a significant extent in foreign investment companies as necessitated by certain foreign laws or because it is less expensive or more expedient than direct investments in foreign securities. Foreign investment companies invest in certain foreign markets, including emerging markets. Investing through such vehicles may involve frequent or layered fees or expenses and the SunAmerica International Equity Portfolio and Acquiring Fund will not invest in such investment companies unless, in the judgment of management, the potential benefits justify the payment of any associated fees and expenses. The other Funds generally do not invest in foreign investment companies.


   Short-Term Investments and Defensive Instruments. The Acquiring Fund may invest up to 10% of total assets in short-term investments to meet redemptions and cover expenses; the NAF Acquired Funds may invest without limit and the SunAmerica International Equity Portfolio may invest up to 25%. All Funds may invest without limit for defensive purposes.


   Special Situations. The SunAmerica International Equity Portfolio and Acquiring Fund may also invest in special situations. A special situation arises when, in the opinion of a Fund's management, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer.

   Illiquid Securities. All Funds are limited to a maximum of 15% of net assets in illiquid securities.

   Borrowing. All Funds may borrow for temporary or emergency purposes and in connection with reverse repurchase agreements, mortgage dollar rolls and similar transactions. When borrowing for temporary or emergency purposes, each Fund may borrow up to 33 1/3% of the value of its respective total assets. The NAF Acquired Funds may not borrow for investment purposes, but the SunAmerica International Equity Portfolio and Acquiring Fund may borrow for investment purposes (up to 50% of total net assets). Borrowing is a fundamental policy.


   Diversification. The NAF Acquired Funds are diversified while the SunAmerica International Equity Portfolio and the Acquiring Fund are non-diversified. Accordingly, the NAF Acquired Funds are subject to the restriction that, with respect to 75% of each fund's total assets, they may not purchase the securities of any issuer if the purchase would cause more than 5% of the value of the Fund's total assets to be invested in the securities of any one issuer (excluding U.S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the Fund. The other Funds are subject to the same limits as to 50% of its portfolio.


   Lending. The Funds may not make loans, except through repurchase agreements and the purchase of portfolio securities consistent with a Fund's investment objectives and policies. In addition, each Fund may lend portfolio securities subject to comparable policies. Lending is a fundamental policy.


   Short Sales. As a non-fundamental policy, the NAF Acquired Funds may not engage in short sales, except short sales "against the box." A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. The SunAmerica International Equity Portfolio and the Acquiring Fund may engage in short sales, whether or not "against the box," up to 25% of its total assets.


Directors and Officers


   SunAmerica Equity Funds is governed by the Board of Trustees (previously defined as the "SunAmerica Equity Board") which currently consists of the same five individuals as those serving on the SunAmerica Style Select Board (each, a "SunAmerica Board"). Four of the members of the SunAmerica Board are SunAmerica Independent Directors. The NAF Acquired Funds have a different Board of Directors from the SunAmerica Board. (SunAmerica Style Select Series, Inc. has a Board of Directors, while each of SunAmerica Equity Funds and North American Funds has a Board of Trustees. However, the offices of Director and Trustee are considered equivalent under the Investment Company Act and the terms "Director" and "Trustee" are used interchangeably.)

   The SunAmerica Board is responsible for the overall supervision of SunAmerica Equity Funds and performs various duties imposed on directors of investment companies by the Investment Company Act and under the SunAmerica Equity Funds' Declaration of Trust and Massachusetts law. Trustees and officers of SunAmerica Equity Funds are also directors and officers of some or all of the other investment companies managed, administered or advised by SAAMCo, and distributed by SACS and other affiliates (including the SunAmerica Acquired
Fund). The SunAmerica Equity Board elects the Acquiring Fund's officers. See "Trustees and Officers" in the Acquiring Fund Statement.


   The following table lists the Trustees and executive officers of SunAmerica Equity Funds, their ages and principal occupations during the past five years. The business address of each Trustee and executive officer is The SunAmerica Center, 733 Third Avenue, New York, New York 10017. For the purposes of this Proxy Statement and Prospectus, the SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Style Select Series, Inc. and SunAmerica Strategic Investment Series, Inc. An asterisk indicates that the Trustee is an interested person of SunAmerica Equity Funds within the meaning of Section 2(a)(19) of the Investment Company Act.



                         Position with the
Name, Age and Address    Acquiring Fund       Principal Occupations During Past 5 Years
---------------------    -----------------    -----------------------------------------
S. James Coppersmith,    Trustee             Retired; formerly, President and General
 68.....................                     Manager, WCVB-TV, a division of the Hearst
                                             Corp. (1982 to 1994); Director/Trustee of
                                             SAMF and Anchor Series Trust ("AST").

Samuel M. Eisenstat,     Chairman of the     Attorney, solo practitioner; Chairman of
 60..................... Board               the Boards of Directors/Trustees of SAMF
                                             and AST.

Stephen J. Gutman, 58... Trustee             Partner and Managing Member of B.B.
                                             Associates LLC (menswear specialty
                                             retailing and other activities) since June
                                             1988; Director/Trustee of SAMF and AST.

Peter A. Harbeck*, 47... Trustee and         Director and President, SAAMCo, since
                         President           August 1995; Director, AIG Asset Management
                                             International, Inc. ("AIGAMI") since
                                             February 2000; Managing Director, John
                                             McStay Investment Counsel, L.P. ("JMIC")
                                             since June 1999; Director, SACS, since
                                             August 1993; Director and President,
                                             SunAmerica Fund Services, Inc. ("SAFS"),
                                             since May 1988; President, SAMF and AST.

Sebastiano Sterpa, 72... Trustee             Founder and Chairman of the Board of the
                                             Sterpa Group (real estate) since 1962;
                                             Director, Real Estate Business Service and
                                             Countrywide Financial; Director/Trustee of
                                             SAMF.

J. Steven Neamtz, 42.... Vice President      Executive Vice President, SAAMCo, since
                                             April 1996; Director and Chairman of the
                                             Board, AIGAMI, since February 2000; Vice
                                             President, SAMF, since November 1999;
                                             Director and President, SACS, since April
                                             1996.

                         Position with the
Name, Age and Address    Acquiring Fund       Principal Occupations During Past 5 Years
---------------------    -----------------    -----------------------------------------
Peter C. Sutton, 36..... Treasurer           Senior Vice President, SAAMCo, since April
                                             1997; Vice President, AIGAMI, since
                                             February 2000; Treasurer and Controller of
                                             Seasons Series Trust ("Seasons"),
                                             SunAmerica Series Trust ("SAST") and Anchor
                                             Pathway Fund ("APF") since February 2000;
                                             Treasurer of SAMF and AST since February
                                             1996; Vice President of SAST and APF since
                                             1994; formerly Assistant Treasurer of SAST
                                             and APF from 1994 to February 2000; Vice
                                             President, Seasons, since April 1997;
                                             formerly Vice President, SAAMCo, from 1994
                                             to 1997.

Robert M. Zakem, 43..... Secretary and Chief Senior Vice President and General Counsel,
                         Compliance Officer  SAAMCo, since April 1993; Vice President,
                                             General Counsel and Assistant Secretary,
                                             AIGAMI, since February 2000; Executive Vice
                                             President, General Counsel and Director,
                                             SACS, since August 1993; Vice President,
                                             General Counsel and Assistant Secretary,
                                             SAFS, since January 1994; Vice President,
                                             SAST, APF and Seasons; Assistant Secretary,
                                             SAST and APF, since September 1993;
                                             Assistant Secretary, Seasons, since April
                                             1997.


   At a meeting of the SunAmerica Board held on August 22, 2001, the SunAmerica Board elected Dr. Judith L. Craven and William F. Devin to the SunAmerica Board, effective on or about November 9, 2001. Dr. Craven and Mr. Devin are currently members of the NAF Board. Dr. Craven and Mr. Devin would join the SunAmerica Board as SunAmerica Independent Directors and as members of the Audit and Nominating Committees.


   The following table lists the ages, business addresses and principal occupations during the past five years of Dr. Craven and Mr. Devin.


Dr. Judith L. Craven,
 55..................... Retired Administrator. Trustee, North American Funds
 3212 Ewing Street       Variable Product Series II, 15 investment portfolios
 Houston TX 77004        (November 1998 to present); Director, North American
                         Funds Variable Product Series I, 21 investment portfolios
                         (August 1998 to present); Director, USLIFE Income Fund,
                         Inc. (November 1998 to present); Director, Compaq
                         Computer Corporation (1992 to present); Director, A.G.
                         Belo Corporation, a media company (1992 to present);
                         Director, SYSCO Corporation, a food marketing and
                         distribution company (1996 to present); Director, Luby's
                         Inc., a restaurant chain (1998 to present); Director,
                         University of Texas Board of Regents (May 2001 to
                         present); Formerly, Director, CypressTree Senior Floating
                         Rate Fund, Inc. (June 2000 to May 2001); Formerly,
                         President, United Way of the Texas Gulf Coast, a not for
                         profit organization (1992 to 1998); Formerly, Director,
                         Houston Branch of the Federal Reserve Bank of Dallas
                         (1992 to 2000); Formerly, Board Member, Sisters of
                         Charity of the Incarnate Word (1996 to 1999).

William F. Devin, 63.... Member of the Board of Governors, Boston Stock Exchange
 44 Woodland Road        (1985 to present); Formerly, Executive Vice President,
 Braintree, MA 02184     Fidelity Capital Markets, a division of National
                         Financial Services Corporation (1966-1996); Formerly,
                         Director, CypressTree Senior Floating Rate Fund, Inc.
                         (October 1997 to May 2001).

   SunAmerica Equity Funds pays each SunAmerica Independent Director annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the SunAmerica Equity Board. Specifically, each SunAmerica Independent Director receives a pro rata portion (based upon the SunAmerica Equity Funds' net assets) of an aggregate of $40,000 in annual compensation for acting as director or trustee to SAMF. In addition, each SunAmerica Independent Director received $20,000 in annual compensation for acting as trustee to AST. Beginning January 1, 2001 each SunAmerica Independent Director of the retail funds in SAMF receives an additional $2,500 per quarterly meeting. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Boards of the retail funds in SAMF. Officers of SunAmerica Equity Funds receive no direct remuneration in such capacity from SunAmerica Equity Funds.


   In addition, each SunAmerica Independent Director also serves on the Audit Committee of the SunAmerica Board. The Audit Committee is charged with recommending to the full SunAmerica Board the engagement or discharge of SunAmerica Equity Funds' independent accountants; directing investigations into matters within the scope of the independent accountant's duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Audit Committee minutes to the full SunAmerica Board. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committee of SAMF and AST. With respect to SunAmerica Equity Funds, each member of the Audit Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of SunAmerica Equity Funds. SunAmerica Equity Funds also has a Nominating Committee, comprised solely of SunAmerica Independent Directors, which recommends to the SunAmerica Board those persons to be nominated for election as Directors by shareholders and selects and proposes nominees for election by Directors between shareholders' meetings. Members of the Nominating Committee serve without compensation.


   The Directors of SAMF and AST have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the SunAmerica Independent Directors. The Retirement Plan provides generally that if a SunAmerica Independent Director who has at least 10 years of consecutive service as a disinterested Director of any SAMF or AST (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SAMF with respect to which he or she is an Eligible Director. With respect to Sebastiano Sterpa, the SunAmerica Independent Directors have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the SunAmerica Board past age 70, until he has served for ten years. Mr. Sterpa ceased accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70th birthday, each Eligible Director will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SAMF for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause (i) during prior years. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

   The following table sets forth information summarizing the aggregate compensation of each SunAmerica Independent Director for his services as a member of the SunAmerica Board for the fiscal year ended September 30, 2000, except as otherwise indicated. Neither the Trustees who are interested persons of SunAmerica Equity Funds nor any officers of SunAmerica Equity Funds receive any compensation.



                                         Pension or
                                         Retirement
                          Aggregate   Benefits Accrued                  Total Compensation
                         Compensation    as Part of                      From SunAmerica
                             from        SunAmerica    Estimated Annual  Equity Funds and
                          SunAmerica    Equity Funds    Benefits Upon   Fund Complex Paid
    Director             Equity Funds     Expenses       Retirement*      to Directors**
    --------             ------------ ---------------- ---------------- ------------------
S. James Coppersmith....   $12,503        $47,982          $29,670           $67,500
Samuel M. Eisenstat.....   $13,139        $30,673          $46,083           $71,500
Stephen J. Gutman.......   $12,503        $42,123          $60,912           $67,500
Sebastiano Sterpa***....   $12,829        $11,447          $ 7,900           $45,833

--------
* Assuming participant elects to receive benefits in 15 yearly installments. ** Information is as of March 31, 2001 for the five investment companies in the complex that pay fees to these directors/trustees. The complex consists of SAMF and AST.
*** Mr. Sterpa is not a trustee of AST.

Management and Subadvisory Arrangements

 Comparison of Management and Administrative Arrangements and Fees

   AGAM serves as the investment adviser for the NAF Acquired Funds and SAAMCo serves as the investment adviser for the SunAmerica Acquired Fund and the Acquiring Fund. As investment adviser to the respective Funds, AGAM and SAAMCo select and manage the investments, provide various administrative services and supervise the daily business affairs, except to the extent they have delegated portfolio management of a Fund to a Subadviser. The NAF Acquired Funds utilize Subadvisers as described below. The SunAmerica Acquired Fund is currently advised by SAAMCo without any Subadvisers. The Acquiring Fund will be subadvised by AIGGIC, an affiliate of SAAMCo.

   AGAM was organized as a Delaware corporation in 1996 and is located at 286 Congress Street, Boston, Massachusetts, 02210. Prior to the Merger, AGAM and the NAF Distributor were both wholly owned subsidiaries of American General. Prior to the Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. AGAM is now a subsidiary of AIG. The principal executive offices of AIG are located at 70 Pine Street, New York, New York 10270.

   SAAMCo was organized as a Delaware corporation in 1982 and is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. SAAMCo is a wholly owned subsidiary of SunAmerica Inc., which in turn is a wholly owned subsidiary of AIG. AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services and asset management. As of June 30, 2001, SAAMCo managed, advised and/or administered more than $28.5 billion of assets.

   Comparison of the NAF Investment Advisory Agreement, SunAmerica Acquired Fund Investment Advisory Agreement and Acquiring Fund Investment Advisory Agreement. The Acquiring Fund Investment Advisory Agreement is similar to the NAF Investment Advisory Agreement except for certain matters, including the advisory fees, the effective dates and the identity of the adviser. The Acquiring Fund Investment Advisory Agreement is substantially the same as the SunAmerica Acquired Fund Investment Advisory Agreement, except for the effective dates and that it provides for a lower advisory fee rate.

   The advisory fees payable by each NAF Acquired Fund to AGAM and by the SunAmerica Acquired Fund to SAAMCo are discussed above under "Proposal No. 1:
Approval of the New Investment Advisory Agreement--Description of the New Investment Advisory Agreement." The advisory fees payable by the Acquiring Fund to SAAMCo are discussed above under "Summary--The Funds--Comparison of the Funds--Management Agreement."


   The effective advisory fee rates payable by the Acquiring Fund will be lower than the advisory fee rates currently payable by the NAF International Small Cap Fund and SunAmerica International Equity Portfolio. The advisory fees payable by the Acquiring Fund will be higher than the effective advisory fee rates currently payable by the NAF Global Equity Fund and the NAF International Equity Fund.


   For the NAF Global Equity Fund, although the advisory fee rate paid by the Acquiring Fund would be higher, the expenses paid by a shareholder will not increase.


   For the NAF International Equity Fund, its advisory fee rate is lower than the Acquiring Fund, and the total expenses before expense reimbursements paid by a shareholder will not increase. However, although the net expenses (after fee waiver) of the NAF International Equity Fund will increase, the NAF Board considered the fee waiver for the NAF International Equity Fund terminates on February 28, 2002 while the contractual fee waiver and expense reimbursements arrangements agreed to by SAAMCo will continue indefinitely, subject to termination by the SunAmerica Equity Board, including a majority of the Independent Trustees. SAAMCo may not increase such expense ratios, which are contractually required by agreement with the SunAmerica Equity Board, without the approval of the SunAmerica Equity Board, including a majority of the SunAmerica Independent Trustees. See "Proposals Nos. 2(a)-(b): Approval of the Plans."


   In addition, the SunAmerica Acquired Fund Investment Advisory Agreement and the Acquiring Fund Investment Advisory Agreement provide that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of SAAMCo's (and its affiliates') obligations or duties thereunder, SAAMCo is not subject to liability to the respective Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to such Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Investment Advisory Agreement and the Acquiring Fund Investment Advisory Agreement also provide that except for such disabling conduct, a Fund will indemnify SAAMCo (and its affiliates) from any liability arising from SAAMCo's conduct under the respective Investment Advisory Agreement. The NAF Investment Advisory Agreement does not contain similar provisions.




   Subadvisory Arrangements. The NAF Investment Advisory Agreement, SunAmerica Acquired Fund Investment Advisory Agreement and Acquiring Fund Investment Advisory Agreement each provides that the adviser may, at its own cost and expense and subject to the requirements of the Investment Company Act, retain one or more subadvisers (each, a "Subadvisor"), to manage all or a portion of the investment portfolio of an Acquired Fund or Acquiring Fund, respectively.


   In addition to the ability to retain Subadvisers under their respective investment advisory agreements referenced above, each of AGAM and SAAMCo is authorized to retain (or change) a Subadviser to which it is not affiliated, as defined in the Investment Company Act ("Unaffiliated Subadviser"), without shareholder approval pursuant to a separate "Manager of Managers" order granted by the Commission. AGAM and SAAMCo are ultimately responsible under their respective "Manager of Managers" order to oversee any Unaffiliated Subadvisers. AGAM has retained an Unaffiliated Subadviser for each NAF Acquired Fund pursuant to the NAF Acquired Funds' "Manager of Managers" order. SAAMCo does not intend to rely on its "Manager of Managers" order with respect to the Acquiring Fund. (AIGGIC is an affiliated adviser and thus is not subject to the "Manager of Managers" order.)


   If shareholders approve the Reorganizations, upon consummation of the Reorganizations, the Acquired Funds will become part of the Acquiring Fund and will be managed by SAAMCo and subadvised by AIGGIC.

   Comparison of the Subadvisory Arrangements of the Funds. The current Subadvisers of the Acquired Funds and the Subadviser for the Acquiring Fund as well as certain information regarding each Subadviser, including the fees payable to each Subadviser, are set forth below. As compensation for their services, the Subadvisers for each NAF Acquired Fund and the Acquiring Fund receive fees from AGAM or SAAMCo, respectively, that are computed separately for each Fund. Such fees are paid out of AGAM's or SAAMCo's and the Acquiring Fund advisory fee at no additional cost to the Fund or its shareholders.



                                      Information Regarding
          Fund            Subadviser      the Subadviser        Subadvisory Fee Rate
          ----            ---------- ------------------------ ------------------------

NAF Global Equity          Founders  Founders is a registered 0.500% on the first $50
 Fund                                investment adviser first million, 0.450% between
                                     established as an asset  $50 million and $200
                                     manager in 1938, and is  million, 0.400% between
                                     a subsidiary of Mellon   $200 million and $500
                                     Financial Corporation.   million and 0.350% on
                                     As of June 30, 2001,     the excess over $500
                                     Founders had over $5.65  million
                                     billion of assets under
                                     management.

NAF International          MS        MS, a wholly owned       0.500% on the first $50
 Equity Fund                         subsidiary of Morgan     million, 0.450% between
                                     Stanley Dean Witter &    $50 million and $200
                                     Co., conducts a          million, 0.400% between
                                     worldwide fund           $200 million and $500
                                     management business,     million and 0.350% on
                                     providing a broad range  the excess over $500
                                     of fund management       million
                                     services to customers in
                                     the United States and
                                     abroad. As of December
                                     31, 2001, MS, together
                                     with its affiliated
                                     institutional asset
                                     management companies,
                                     managed investments
                                     totaling approximately
                                     $173 billion, including
                                     fiduciary assets.

NAF International Small    Founders  See NAF Global Equity    0.500% on the first $300
 Cap Fund                            Fund                     million, 0.450% between
                                                              $300 million and $500
                                                              million and 0.400% on
                                                              the excess over $500
                                                              million

SunAmerica International   None      N/A                      N/A
 Equity Portfolio

Acquiring Fund             AIGGIC    AIGGIC is an affiliate   0.470%
                                     of SunAmerica. As of
                                     June 30, 2001, AIGGIC
                                     and its affiliated
                                     companies had
                                     approximately $195.7
                                     billion of assets under
                                     management.

   Under the terms of each of the Subadvisory Agreements between AGAM and a Subadviser (the "NAF Subadvisory Agreements"), the Subadviser for the respective NAF Acquired Fund manages the investment and reinvestment of the assets of such NAF Acquired Fund, subject to the supervision of the NAF Board. The Subadviser formulates a continuous investment program for such NAF Acquired Fund consistent with its investment objectives and policies. The Subadviser implements such programs by purchases and sales of securities and regularly reports to AGAM and the NAF Board with respect to their implementation.

   Under the terms of the subadvisory agreement between SAAMCo and AIGGIC, AIGGIC will be responsible for the portfolio management of the Acquiring Fund, subject to the oversight of the SunAmerica Equity Board. In addition, the subadvisory agreement provides that except for damages resulting directly from willful misfeasance, bad faith, gross negligence or reckless disregard of AIGGIC's (and its affiliates') obligations or duties thereunder, on the part of AIGGIC, AIGGIC is not subject to liability to SAAMCo (or its affiliates) or the Acquiring Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to sthe Acquiring Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The agreement also provides that except for such disabling conduct, SAAMCo will indemnify AIGGIC (and its affiliates) from any liability arising from AIGGIC's conduct under the agreement.


Distribution and Shareholder Servicing Arrangements

 Distributor

   American General Funds Distributors, Inc. (previously defined as "AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the principal distributor of the shares of the NAF Acquired Funds. SunAmerica Capital Services, Inc. (previously defined as "SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the SunAmerica Acquired Fund and the Acquiring Fund. As compensation for their respective services, AGFD receives the initial and deferred sales charges in respect of the NAF Acquired Funds, and SACS receives the initial and deferred sales charges in respect of the SunAmerica Acquired Fund and the Acquiring Fund. In addition, AGFD receives fees under each NAF Acquired Fund's plan pursuant to Rule 12b-1 under the Investment Company Act, and SACS receives fees under the SunAmerica Acquired Fund's and the Acquiring Fund's plans pursuant to Rule 12b-1 under the Investment Company Act. The address of the NAF Distributor is 286 Congress Street, Boston, Massachusetts 02210. The address of the SunAmerica Distributor is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. After consummation of the Reorganizations, the SunAmerica Distributor will continue to provide distribution services to the Combined Fund.


 Distribution and Service (12b-1) Fees

   Each of the Acquired Funds and Acquiring Fund has adopted a plan under Rule 12b-1 under the Investment Company Act that allows it to pay distribution and other fees for the sale and distribution of its shares. Class A, Class B and Class C shares of each NAF Acquired Fund, Class A, Class B and Class II shares of the SunAmerica Acquired Fund and Class A, Class B and Class II shares of the Acquiring Fund are subject to the same respective distribution and account maintenance and service fees pursuant to the applicable plan under Rule 12b-1. The table below sets forth the distribution and account maintenance and service fees for each of these classes.


                   SunAmerica                                       Account
   NAF Acquired     Acquired    Acquiring                         Maintenance
    Fund Class     Fund Class   Fund Class   Distribution Fee   and Service Fee
   ------------    ----------   ----------   ----------------   ---------------
        A               A            A            0.10%              0.25%
        B               B            B            0.75%              0.25%
        C              II           II            0.75%              0.25%

   Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

 Shareholder Servicing Fees for Class I

   The NAF Acquired Funds have entered into a Services Agreement (the "NAF Services Agreement") with AGAM for the provision of recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the NAF Acquired Funds. Under the NAF Services Agreement, as compensation for services rendered, AGAM receives a fee on Institutional Class I shares of each NAF Acquired Fund equal to .25% of average net assets of such class. SACS will provide these services after the Reorganizations with respect to Class I shares of the Acquiring Fund for the same fee.

Other Service Agreements with Affiliates

   SAFS acts as a servicing agent assisting State Street in connection with certain services offered to the shareholders of the SunAmerica Acquired Fund and Acquiring Fund pursuant to the terms of a Service Agreement (the "SunAmerica Service Agreement"). Under the SunAmerica Service Agreement, as compensation for transfer agency services rendered, SAFS receives a fee from the SunAmerica Acquired Fund and Acquiring Fund, computed and payable monthly based upon an annual rate of .22% of average daily net assets of Classes A, B and II of each Acquiring Fund. Upon completion of the Reorganizations, SAFS will receive the same fee with respect to Class I shares of the Acquiring Fund. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services. In addition, pursuant to the SunAmerica Service Agreement, SAFS may receive reimbursement of its costs in providing shareholder services on behalf of the SunAmerica Acquired and Acquiring Fund. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017.

Purchase, Exchange and Redemption of Shares

   The following chart highlights the purchase, redemption and exchange features of the Acquired Funds as compared to such features of the Acquiring Fund.


Purchase, Redemption                                SunAmerica
and Exchange Features    NAF Acquired Funds       Acquired Fund          Acquiring Fund
---------------------    ------------------       -------------          --------------
Minimum initial        . non-retirement       . non-retirement       . non-retirement
 investment              accounts: $1,000       accounts: $500         accounts: $500
                       . retirement           . retirement           . retirement
                         accounts: $50          accounts: $250         accounts: $250
                       . automatic
                         investment           . dollar cost          . dollar cost
                         programs: $50 to       averaging: $500 to     averaging: $500 to
                         open                   open                   open

                       Class B shares are
                       available for
                       purchases of $250,000
                       or less

                       Class C shares are
                       available for
                       purchases under $1
                       million

                       Institutional Class I
                       shares are available
                       for purchases
                       of $1 million or more

Minimum subsequent     $50                    . non-retirement       . non-retirement
 investments                                    accounts: $100         accounts: $100
                                              . retirement           . retirement
                                                accounts: $25          accounts: $25
                                              . dollar cost          . dollar cost
                                                averaging:             averaging:
                                                $25/month              $25/month

Initial Sales Charge   Class A: 5.75%         Class A: 5.75%         Class A: 5.75%
 (as a percentage of   Class B: None          Class B: None          Class B: None
 offering price)       Class C: None          Class II: 1.00%        Class II: 1.00%
                       Institutional Class                           Class I: None (a)
                       I: None

                       Purchases of $1        Initial sales charge   Initial sales charge
                       million or more are    is waived for certain  is waived for certain
                       sold without an        investors              investors
                       initial sales charge

Deferred Sales Charge  Class A: Purchases of  Class A: Purchases of  Class A: Purchases of
                       shares worth $1        Class A shares of $1   Class A shares of $1
                       million or more that   million or more that   million or more that
                       are sold without an    are redeemed within a  are redeemed within a
                       initial sales charge   certain period of      certain period of
                       and redeemed within 1  time are subject to a  time are subject to a
                       year are subject to a  CDSC (1% for           CDSC (1% for
                       1% CDSC at redemption  redemptions within     redemptions within
                       (c)                    one year of purchase   one year of purchase
                                              and 0.50% for          and 0.50% for
                                              redemptions after the  redemptions after the
                                              first year and within  first year and within
                                              the second year of     the second year of
                                              purchase) (c)          purchase) (c)

Purchase,
Redemption
   and
 Exchange                                SunAmerica
 Features     NAF Acquired Funds       Acquired Fund          Acquiring Fund
----------    ------------------       -------------          --------------
            Class B: Shares        Class B: Shares        Class B: Shares
            redeemed within 6      redeemed within 6      redeemed within 6
            years are subject to   years are subject to   years are subject to
            a CDSC (b)(c)          a CDSC (b)(c)          a CDSC (b)(c)

            Class C: Shares        Class II: Shares       Class II: Shares
            redeemed within one    redeemed within 18     redeemed within 18
            year are subject to a  months after purchase  months after purchase
            1% CDSC (c)            are subject to a 1%    are subject to a 1%
                                   CDSC (c)               CDSC (c)

            Institutional Class                           Class I: None (a)
            I: None

Purchases   By mail (check), wire  By mail (check), wire  By mail (check), wire
            or through broker-     or through a broker    or through a broker
            dealers                or financial advisor   or financial advisor

Redemption  Class A, B and C: By   All Classes: By mail   Class A, B and II: By
            mail, wire (if a       (any amount), by wire  mail (any amount), by
            minimum of $1,000),    or telephone (for      wire or telephone
            telephone or through   amounts less than      (for amounts less
            broker-dealers         $100,000), or through  than $100,000), or
                                   a broker or financial  through a broker or
                                   advisor                financial advisor

            Institutional Class                           Class I: contact the
            I: contact the                                financial
            financial                                     intermediary or other
            intermediary or other                         organization from
            organization from                             whom shares were
            whom shares were                              purchased (a)
            purchased

Conversion  Class B shares         Class B shares         Class B shares
            automatically convert  automatically convert  automatically convert
            into Class A shares    into Class A shares    into Class A shares
            eight years after      approximately eight    approximately eight
            purchase               years after purchase   years after purchase

Exchanges   Shares of an NAF       Shares of the          Shares of the
            Acquired Fund may be   SunAmerica Acquired    Acquiring Fund may be
            exchanged for shares   Fund may be exchanged  exchanged for shares
            of the same class of   for shares of the      of the same class of
            any other NAF          same class of any      any other fund
            Acquired Fund or       other fund             distributed by SACS
            other series of North  distributed by SACS
            American Funds

            For Institutional
            Class I shares, all
            or part of an
            existing plan balance
            may be exchanged from
            one investment option
            to another if
            permitted by an
            employer retirement
            plan

--------

(a) Although not currently offered by the Acquiring Fund, Class I shares will be offered by the Acquiring Fund upon consummation of the Reorganizations.


(b) The CDSC of Class B shares of the Acquiring Fund is either the same as or less than the CDSC relating to Class B shares of the NAF Acquired Fund. The CDCS of Class B shares of the Acquiring Fund is the same as the CDSC of the SunAmerica Acquired Fund. The table below sets forth the schedule of Class B CDSC for all Funds.

                           CDSC on shares being sold

                                       NAF Acquired  SunAmerica
   Years after Purchase                   Funds     Acquired Fund Acquiring Fund
   --------------------                ------------ ------------- --------------
   1st year...........................    5.00%         5.00%         5.00%
   2nd year...........................    5.00%         4.00%         4.00%
   3rd year...........................    4.00%         3.00%         3.00%
   4th year...........................    3.00%         3.00%         3.00%
   5th year...........................    2.00%         2.00%         2.00%
   6th year...........................    1.00%         1.00%         1.00%
   7th year and thereafter............     None          None          None

(c) The CDSC schedules applicable to Class A, Class B and Class C shares of a NAF Acquired Fund will continue to apply to the Corresponding Shares received in a Reorganization by shareholders of the Acquiring Fund who were shareholders of the respective Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS). Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Future purchases of Class A, Class B or Class II Shares of the Acquiring Fund will be subject to the CDSC schedule applicable to the Acquiring Fund. There is no CDSC on Acquiring Fund shares that are purchased through reinvestment of dividends. In the case of a partial redemption of Acquiring Fund shares, those shares in the shareholder's account that are not subject to a CDSC will be sold first. If there are not enough of these shares available, shares that have the lowest CDSC will be sold next.


 Dividend Distribution and Account Policies

   The following is a summary of the dividend distribution and account policies of each of the Funds and is qualified in its entirety by the more complete information contained in the Acquired Funds Prospectuses, Acquiring Fund Prospectus, Acquired Funds Statements and Acquiring Fund Statement.

   Valuation of Fund Shares. The net asset value per share for each Fund and class is determined once daily as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) by dividing the net assets (the value of all assets less liabilities) of each class by the number of its shares outstanding. See "Purchase, Redemption and Pricing--Determination of Net Asset Value" in the NAF Acquired Funds Statement and "Determination of Net Asset Value" in the SunAmerica Acquired Fund and Acquiring Fund Statements.

   Buy and Sell Prices. When you buy shares of a Fund, you pay the net asset value plus any applicable sales charges. When you sell shares of a Fund, you receive the net asset value minus any applicable CDSCs.

   Dividends. Each Fund declares and pays capital gains and income dividends, if any, annually. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes-- Dividends and Distributions" in the SunAmerica Acquired Fund Statement and the Acquiring Fund Statement.


   Dividend Reinvestments. The policy relating to dividend reinvestments is substantially the same for all Funds. Unless cash payment is requested (and such payment is more than $10 in the case of the SunAmerica Acquired Fund and Acquiring Fund), all dividends and distributions, if any, will be reinvested. Alternatively, in the case of the Acquiring Fund, dividends and distributions may be reinvested in any fund distributed by SACS. See "Pricing of Fund Shares" in the NAF Acquired Funds Prospectus and "Dividends, Distributions and Taxes-- Dividends and Distributions" in the SunAmerica Acquired Fund and Acquiring Fund Statements.


   Redemptions-in-kind. Each Acquired Fund reserves the right to pay redemption proceeds in whole or in part by a distribution "in kind" of securities held by the Acquired Fund, subject to the limitation that each Acquired Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Acquired Fund during any 90-day period for any one account. The Acquiring Fund is not subject to this limitation and therefore may pay redemption proceeds by a distribution "in kind" of securities, if it determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash. See "Purchase Redemption and Pricing--Redemption in Kind" in the NAF Acquired Funds Statement and "Additional Information Regarding Redemption of Shares" in the SunAmerica Acquired Fund and Acquiring Fund Statements.

   Payment Following Redemption. Each Fund will normally send the proceeds from a redemption (less any applicable CDSC) on the next business day, but may delay payment for up to seven days. Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. During periods of extreme volatility or market crisis, each Fund may temporarily suspend the right to redemption and may postpone the payment of proceeds, as allowed by the federal securities laws. See "Shareholder Account Information--Transaction Policies and Additional Information Regarding Redemption of Shares" in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses and Statements, respectively, and "Section III: Investing in the North American Funds" and "Purchase, Redemption and Pricing--Payment for the Shares Presented" in the NAF Acquired Funds Prospectus and NAF Acquired Funds Statement, respectively.


   Programs that Reduce Sales Charges. Each of the Funds offers programs pursuant to which shareholders pay reduced sales charges. With respect to the SunAmerica Acquired Fund and Acquiring Fund, these programs are only applicable to purchases of Class A shares. Under the "Rights of Accumulation program," a shareholder pays the sales charge applicable to the shareholder's total account balance in all classes of shares. Under a "Letter of Intent" (or statement of intention), a shareholder agrees to invest a certain amount over 13 months and will pay the sales charge based on the shareholder's goal. In addition, the SunAmerica Acquired Fund and Acquiring Fund also offer reduced sales charges for group purchases, pursuant to which members of qualified groups may purchase Class A shares of the SunAmerica Acquired Fund and Acquiring Fund under the Rights of Accumulation program described above. The SunAmerica Acquired Fund and Acquiring Fund also offers a Combined Purchase Privilege, pursuant to which certain persons may qualify for sales charge reductions or elimination by combining purchases of Acquiring Fund shares into a single transaction. See "Section III: Investing in the North American Funds" in the NAF Acquired Funds Prospectuses and "Additional Information Regarding Purchase of Shares" in the SunAmerica Acquired Fund and Acquiring Fund Statements for more information regarding these programs.


   Reinstatement Privileges. Each of the Funds offers a reinstatement privilege. In the case of the NAF Acquired Funds, if a shareholder redeems Class A shares (under $1 million) and reinvests within 90 days, the shareholder will not have to pay a sales charge. If a shareholder redeems Class A shares over $1 million, or Class B or Class C shares and pays a CDSC and then reinvests within 90 days, the shareholder's account will be credited the amount of the CDSC. In the case of the SunAmerica Acquired Fund and Acquiring Fund, a shareholder may redeem shares of the Fund and within one year after the sale invest some or all of the proceeds in the same share class of the same Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after redeeming such shares. If a shareholder paid a CDSC on the redemption of his or her shares, the shareholder's account will be credited with the dollar amount of the CDSC at the time of redemption. See "Account Services" in the NAF Acquired Funds Prospectus relating to Class A, Class B, and Class C shares and "Shareholder Account Information" in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses for more information regarding this privilege.


   Other Shareholder Services. Each of the Acquired Funds and the Acquiring Fund offers other shareholder services which are similar, although not identical, such as automatic investment plans and systematic withdrawal plans. In addition, Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the SunAmerica Acquired Fund and Acquiring Fund, which provides for benefits payable at death that relate to the amounts paid to purchase Acquiring Fund shares (and not subsequently redeemed prior to death) and to the value of Acquiring Fund shares held for the benefit of insured persons. Anchor National Life Insurance Company charges a premium for this coverage. For additional information regarding these additional shareholder services, see "Account Services" in the NAF Acquired Funds Prospectuses and "Shareholder Account Information" and "Additional Information Regarding Purchase of Shares" in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses and Statements, respectively.


   Small Accounts. The NAF Acquired Funds require that you maintain a minimum account balance of $500, or $50 for retirement plans and other automatic investing programs. The Sun America Acquired Fund and Acquiring Fund require that you maintain a minimum account balance of $500, or $250 for retirement plan accounts. If your account with the SunAmerica Acquired Fund and Acquiring Fund falls below the minimum requirement due to withdrawals, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account with the SunAmerica Acquired Fund or Acquiring Fund. Your account with the SunAmerica Acquired Fund or Acquiring Fund will not be closed if its drop in value is due to performance of the Sun America Acquired Fund or Acquiring Fund or the effects of sales charges.


Performance

 General

   The following tables provide performance information for shares of the Funds for the periods indicated. Past performance is not indicative of future performance.

   Performance information of the SunAmerica International Equity Portfolio will survive after the Reorganizations and will be the performance history of the Acquiring Fund. Accordingly, we present the performance comparison shown below. Additionally, important information about the SunAmerica International Equity Portfolio is also contained in management's discussion of the SunAmerica International Equity Portfolio's performance contained in the Annual Report to shareholders of SunAmerica Style Select for the year ended October 30, 2000, which accompanies this Proxy Statement and Prospectus.

   Average annual total return is determined separately for each Class in accordance with a formula specified by the Commission. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 3-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The calculation assumes that:


     (a) The maximum sales load (i.e., either the front-end sales load or the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period) is deducted from the initial $1,000 purchase payment;

     (b) All dividends and distributions are reinvested at net asset value;
  and

     (c) Complete redemption occurs at the end of the 1-, 3-, 5-, or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

                          Average Annual Total Returns
                         (Periods Ending June 30, 2001)


                                              NAF Global Equity Fund*
                                   ---------------------------------------------
                                      Class A        Class B         Class C
                                   -------------- -------------- ---------------
Year to Date......................     -22.99%        -22.66%        -19.33%
One Year..........................     -37.12%        -37.06%        -34.36%
Three Year........................     -18.39%        -18.37%        -17.23%
Five Year.........................      -5.08%         -4.88%         -4.47%
Ten Year..........................      N/A            N/A             2.26%
Since Inception...................     -2.01%          -1.75%          2.26%
                                   (since 4/1/94) (since 4/1/94) (since 11/1/90)



                                  NAF International Equity Fund*
                   ------------------------------------------------------------
                      Class A        Class B        Class C         Class I
                   -------------- -------------- -------------- ---------------
Year to Date......     -17.10%        -16.77%        -13.29%        -12.07%
One Year..........     -25.07%        -25.10%        -22.10%          N/A
Three Year........      -4.87%         -4.97%         -3.80%          N/A
Five Year.........       0.53%          0.62%          0.96%          N/A
Ten Year..........      N/A            N/A            N/A             N/A
Since Inception...       2.42%          2.73%          2.68%        -21.95%
                   (since 1/9/95) (since 1/9/95) (since 1/9/95) (since 7/10/00)


                                         NAF International Small Cap Fund*
                                    --------------------------------------------
                                       Class A        Class B        Class C
                                    -------------- -------------- --------------
Year to Date.......................     -27.19%        -26.88%        -23.77%
One Year...........................     -43.35%        -43.42%        -41.05%
Three Year.........................      -3.27%         -3.47%         -2.06%
Five Year..........................       2.36%          2.41%          2.84%
Ten Year...........................      N/A            N/A            N/A
Since Inception....................       3.66%          3.87%          4.09%
                                    (since 3/4/96) (since 3/4/96) (since 3/4/96)


                                  SunAmerica International Equity Portfolio**
                                ------------------------------------------------
                                    Class A          Class B         Class II
                                ---------------- ---------------- --------------
Year to Date...................      -22.94%          -22.56%         -20.11%
One Year.......................      -34.40%          -34.36%         -32.28%
Three Year.....................       -7.37%           -7.11%          -6.47%
Five Year......................       N/A              N/A             N/A
Ten Year.......................       N/A              N/A             N/A
Since Inception................       -2.58%           -2.45%          -2.52%
                                (since 11/19/96) (since 11/19/96) (since 3/6/97)

--------
* AGAM waived certain fees. Absent such waivers, the returns for the Funds shown above would be lower.
** SAAMCo waived certain fees. Absent such waivers, the returns for the Fund shown above would be lower.

Shareholder Rights

   Shareholder rights are the same in all of the Funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and to cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in the Fund's investment advisory agreement. Corresponding Shares issued in the Reorganizations will be fully paid and nonassessable and will have no preemptive rights. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.


   The Funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund trustee.

Tax Information

   The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the Acquiring Fund. See "Taxes" in the NAF Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses.


Portfolio Transactions

   The procedures for engaging in portfolio transactions are generally the same for the Acquired Funds and the Acquiring Fund. Each of the NAF Acquired Funds' Subadvisers and AIGGIC may consider the nature and extent of research services provided when brokers are selected and may cause a Fund to pay such broker-dealer's commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided.


Portfolio Turnover

   None of the Funds has placed a limit on its portfolio turnover and portfolio changes are made when the Fund's investment adviser (or subadviser) believes they are advisable, usually without reference to the length of time that a security has been held.

   The table below sets forth the portfolio turnover rates for the Acquired Funds for the fiscal year ended October 31, 2000. The Acquiring Fund has been recently created and has not yet commenced operations; consequently, it does not have portfolio turnover figures. Some of these portfolio turnover rates exceed 100%. A 100% portfolio turnover rate would occur if all of the securities in the portfolio were replaced during the period. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance. Higher portfolio turnover may also result in an increased proportion of capital gains constituting short-term capital gains instead of long-term capital gains. If a Fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of a Fund for shareholders with taxable accounts.


                                                                  SunAmerica
   NAF Global      NAF International     NAF International      International
   Equity Fund        Equity Fund         Small Cap Fund       Equity Portfolio
   -----------     -----------------     -----------------     ----------------
      207%               126%                  537%                  89%


Additional Information

 Independent Auditors

   Currently PricewaterhouseCoopers LLP serves as the independent auditors of the Acquired Funds and Ernst & Young LLP will serve as the independent auditors of the Acquiring Fund. If the Reorganizations are completed, it is currently anticipated that Ernst & Young LLP will serve as the independent auditors of the

Combined Fund. The principal business addresses of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036. The principal business address of Ernst & Young LLP is 787 Seventh Avenue, New York, New York 10019.


 Custodian

   State Street acts as the custodian of the assets of the Acquired Funds and Acquiring Fund. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the custodian of the Combined Fund. The principal business address of State Street is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

 Transfer Agent

   Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184, serves as the transfer agent with respect to each NAF Acquired Fund. State Street, 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as the transfer agent with respect to the SunAmerica Acquired Fund and the Acquiring Fund. Transfer agent functions are performed for State Street by National Financial Data Services, P.O. Box 219572, Kansas City, Missouri 64121-5972, an affiliate of State Street. Each transfer agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts for the respective Fund. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the transfer agent of the Combined Fund.

 Capital Stock

   Each NAF Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and Institutional Class I. The SunAmerica Acquired Fund is authorized to issue 1,000,000,000 shares of common stock, par value $0.0001 per share, divided into three classes, designated Class A, Class B and Class II. The Acquiring Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, divided into four classes, designated Class A, Class B, Class II and Class I. See "--Shareholder Rights" above and "Capital Stock" in the North American Funds Statement and "Description of Shares" in the SunAmerica Acquired Fund and Acquiring Funds Statements for further discussion of the rights and preferences attributable to shares of each Acquired Fund and the Acquiring Fund. See "Summary--Fee Tables and Examples" above and "Section II: Fees and Expenses" (in the case of Class A, Class B and Class C shares) and "Section II: Fees and Expenses of the North American Funds--Institutional Class I Shares" (in the case of Institutional Class I shares) in the NAF Acquired Funds Prospectuses and "Fund Highlights-- What are the Fund's Expenses?" in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses for further discussion on the expenses attributable to shares of the NAF Acquired Funds, SunAmerica Acquired Fund and the Acquiring Fund, respectively. See "--Terms of the Plans--Issuance and Distribution of Corresponding Shares" for a description of the classes of Corresponding Shares to be issued in the Reorganizations.


   Each of North American Funds and SunAmerica Equity Funds is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of each of North American Funds and SunAmerica Equity Funds contains an express disclaimer of shareholder liability for acts or obligations of each NAF Acquired Fund and Acquiring Fund, respectively, and provides for indemnification and reimbursement of expenses out of that Fund's property for any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations. Given the above limitations on shareholder personal liability and the nature of the Funds' assets and operations, the possibility that a Fund would be unable to meet its obligations is remote and both North American Funds and SunAmerica Equity Funds believe that the risk of personal liability to shareholders is therefore also remote. SunAmerica Style Select is a corporation organized under Maryland law. In contrast to the laws governing Massachusetts business trusts as described above, there is no provision under Maryland law governing corporations providing for shareholder liability for obligations of a corporation.

 Shareholder Inquiries

   Shareholder inquiries with respect to the NAF Acquired Funds may be addressed to each NAF Acquired Fund at 286 Congress Street, Boston, Massachusetts 02210 or by calling toll free 1-800-872-8037. Shareholder inquiries with respect to the SunAmerica Acquired Fund and the Acquiring Fund may be addressed to the respective Fund at The SunAmerica Center, 733 Third Avenue, New York, New York 10017 or by calling toll free 1-800-858-8850.

                              THE REORGANIZATIONS

General

   Under each Plan, the Acquiring Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the Acquired Fund solely in exchange for an equal aggregate value of Corresponding Shares of the Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, the Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each NAF Acquired Fund's and the SunAmerica Acquired Fund's existence as a separate investment portfolio of North American Funds and SunAmerica Style Select, respectively, will be terminated as soon as practicable following consummation of the Reorganizations.

   Generally, the assets transferred by an Acquired Fund to the Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time and all other assets of such Acquired Fund as of such time.

   In the course of each Reorganization, each holder, if any, of Class A, Class B, Class C/Class II and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the Acquiring Fund. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations.

   Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholder's interest in such Acquired Fund as of the Valuation Time. See "--Terms of the Plans--Valuation of Assets and Liabilities" for information concerning the calculation of net asset value.


   The Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Fund immediately following consummation of the Reorganizations. However, as a result of the Reorganizations, a shareholder of an Acquired Fund may hold a smaller percentage of ownership in the Combined Fund than he or she did in the Acquired Fund prior to the Reorganizations. In addition, a shareholder of an Acquired Fund will end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.


   If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the fourth calendar quarter of 2001. One Reorganization is not dependent on the consummation of any other Reorganization. If a NAF Acquired Fund's or the SunAmerica Acquired Fund's shareholders do not approve the respective Reorganization, the NAF Board and SunAmerica Style Select Board, respectively, will consider other possible courses of action which may be in the best interests of shareholders.

Terms of the Plans

   The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, forms of which are attached hereto as Exhibits II and III.

 Valuation of Assets and Liabilities

   The respective assets and liabilities of the Acquired Funds and the Acquiring Fund will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under "Transaction Policies--Valuation of Shares" and "Determination of Net Asset Value" in the Acquiring Fund

Prospectus and the Acquiring Fund Statement, respectively. Purchase orders for an Acquired Fund's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the Reorganization; redemption requests with respect to an Acquired Fund's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

 Issuance and Distribution of Corresponding Shares

   On the Closing Date (as defined in the Plans), the Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Fund. Such issuance and distribution will be done as follows: each holder, if any, of Class A, Class B, Class C/Class II and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the Acquiring Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.

 Expenses

   All costs of the Reorganization will be borne by AIG or an affiliate thereof, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Funds or their shareholders.

 Required Approvals

   The completion of each Reorganization is conditioned upon, among other things, the receipt of certain regulatory approvals, including the receipt of an order from the Commission pursuant to Section 17(b) of the Investment Company Act. An application for such order has been filed with the Commission; however, there is no assurance that it will be received.


   The Declaration of Trust of North American Funds (as amended to date) requires approval of each Reorganization by the affirmative vote of the respective NAF Acquired Fund's shareholders representing no less than a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.


   As to the SunAmerica Acquired Fund, the Reorganization must be approved by a majority of the total number of shares of the Fund outstanding and entitled to vote on the Reorganization.

 Amendments and Conditions

   The Plans may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and the Acquiring Fund pursuant to the respective Plan are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund's shareholders, the receipt of an opinion of counsel as to tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

 Termination, Postponement and Waivers

   Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund's shareholders, prior to the Closing Date or the Closing Date may be postponed: (i) by mutual agreement of the NAF Board or SunAmerica Style Select Board and the SunAmerica Equity Board; (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by the Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations

   In approving the Reorganizations, based upon its evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board considered that, following each Reorganization, shareholders of a NAF Acquired Fund will remain invested in a mutual fund which has a similar, though not identical, investment objective and investment techniques. In addition, the NAF Board considered the following, among other things:

  . The terms and conditions of the Reorganizations.

  . The fact that the Acquiring Fund will assume substantially all the liabilities of the respective Acquired Fund.

  . The comparative historical performance records of the NAF Acquired Funds and the SunAmerica International Equity Portfolio (to which the Acquiring Fund is intended to be a successor).


  . The gross and net expense ratios of the NAF Acquired Funds before the Reorganizations, the anticipated gross and net expense ratios of the Acquiring Fund and the estimated expense ratios of the Combined Fund on a pro forma basis after the Reorganizations.


  . The relative annual rates of advisory fees payable by the NAF Acquired
    Funds and the Acquiring Fund.


  . The fact that the Reorganizations would not result in material dilution of NAF Acquired Fund shareholders' interests.


  . The fact that AGAM has agreed to waive fees or reimburse expenses for the NAF Acquired Funds, but there is no assurance that the current fee waivers and expense reimbursements would continue after February 28, 2002.

  . The fact that SAAMCo has contractually agreed to waive fees or reimburse expenses for the Acquiring Fund.

  . The investment experience, expertise and resources of SAAMCo and other service providers to the Acquiring Fund in the areas of distribution, investment, and shareholder services.

  . The service and distribution resources available to the Acquiring Fund and compatibility of the Funds' service features available to shareholders.

  . The fact that each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

  . The fact that AIG or an affiliate thereof will bear all expenses relating to the Reorganizations.

  . The effect of the Reorganizations on NAF Acquired Fund shareholders and the value of their interests.

  . Alternatives available to NAF Acquired Fund shareholders, including the ability to redeem their shares.

   The NAF Board also identified and considered certain potential benefits to shareholders that are likely to result from the Reorganizations. For example, the NAF Board considered that certain fixed costs, such as printing of prospectuses and reports sent to shareholders, legal and audit fees, and registration fees would be spread across a larger asset base. This would tend to lower the expense ratio borne by shareholders of each NAF Acquired Fund. To illustrate potential benefits to the NAF Acquired Funds as a result of the Reorganizations, see the total and net operating expenses, as a percentage of net assets, for the NAF Acquired Funds as of March 31, 2001, and the total and net operating expenses, as a percentage of net assets, for the Combined Fund, on a pro forma basis, assuming the Reorganizations had been completed as of such date under "Fee Tables" above. In addition, because SunAmerica has broad distribution channels, it is also possible that the asset base for the Combined Fund will increase over the long term, which would tend to result in a lower overall operating expense ratio. Of course, there is no guarantee that such an increase in asset base would in fact occur.


   Although the combined pro forma net expenses of the Acquiring Fund are higher than those of the NAF International Equity Fund, this is after taking into account certain fee waivers and expense reimbursements that are in place with respect to the NAF Institutional Equity Fund through February 28, 2002. There can be no assurance that AGAM would continue with these waivers and reimbursements past that date.


   AGAM is contractually obligated to provide the fee reductions and expense reimbursements referenced in the above table through February 28, 2002. If shareholders do not approve the Reorganizations, each NAF Acquired Fund will continue with its current fee structure except that there is no assurance that AGAM would continue to provide such fee reductions and reimbursements past this date. If shareholders approve the Reorganizations, the Combined Fund expense structure will apply.

   In addition to the potential economies of scale which may be realized through combination of the Funds, the NAF Board also considered the advantages of eliminating the competition and duplication of effort inherent in marketing funds that have similar investment objectives.


   Based on the foregoing, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the NAF Board concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In connection with the approval of the Reorganizations, the NAF Board also approved directed brokerage arrangements with certain brokers to reduce the costs that might otherwise be incurred to align the portfolios of each of the NAF Acquired Funds with that of the Acquiring Fund to facilitate a smooth transition upon consummation of the Reorganization. Because the NAF Acquired Funds and Acquiring Fund have substantially similar investment objectives and similar investment strategies, it is not anticipated that the securities held by a NAF Acquired Fund will be sold in significant amounts in order to comply with the policies and investment policies of the Acquiring Fund in connection with the Reorganizations. The NAF Acquired Funds will not dispose of assets to an extent or in a manner that would jeopardize the tax-free nature of the Reorganizations under the Code. However, the disposition of assets by a NAF Acquired Fund may result in the realization of taxable gains or losses by NAF Acquired Fund shareholders.

   In approving the Reorganizations, the NAF Board, including all of the NAF Independent Trustees, determined that each Reorganization is in the best interests of the respective NAF Acquired Fund and its shareholders. In addition, since the Corresponding Shares of the Acquiring Fund will be issued at net asset value in exchange for the net assets of the respective NAF Acquired Fund having a value equal to the aggregate net asset value of the shares of the NAF Acquired Fund outstanding as of the Valuation Time (as defined herein), the net asset value per share of each Acquiring Fund should remain virtually unchanged solely as a result of the respective Reorganization. Thus, the NAF Board, including all of the Independent Trustees, also determined that the net asset value of the NAF Acquired Funds, and therefore the interests of the NAF Acquired Fund shareholders, would not be diluted as a result of the Reorganizations. Consequently, the NAF Board approved the Plans and directed that the Plans be submitted to the shareholders of each respective NAF Acquired Fund for approval.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each NAF Acquired Fund approve the respective Plan. Approval of the respective Plan by one NAF Acquired Fund is not contingent upon the approval of the respective Plan by another NAF Acquired Fund.

SunAmerica Style Select Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganization

   In approving the Reorganization, based upon their evaluation of all relevant information, the SunAmerica Style Select Board identified and considered certain potential benefits to shareholders that are likely to result from the Reorganization. The SunAmerica Style Select Board also considered that because the New SunAmerica International Equity Fund is intended to be a successor to the SunAmerica International Equity Portfolio, shareholders will remain invested in a mutual fund with a similar investment objective and investment techniques. In connection with their consideration of the Reorganization with the three NAF Acquired Funds, the SunAmerica Style Select Board also reviewed the SunAmerica Acquired Fund's subadvisory arrangements. The Board determined that it would be in the best interests of SunAmerica Acquired Fund shareholders to terminate the Fund's current subadvisory arrangements with its two unaffiliated subadvisers and determined that the Fund would be more appropriate as a single adviser fund, rather than a multi-managed fund. Therefore, as of September 4, 2001, SAAMCo assumed responsibility for day-to-day portfolio management of the Fund. The Acquiring Fund will be managed by SAAMCo and subadvised by AIGGIC, an affiliate of SAAMCo. The Board reviewed an analysis of the performance records of AIGGIC and its investment capabilities. SAAMCo has available to it the resources of AIGGIC. In addition, the SunAmerica Style Select Board considered the following, among other things:


  .  The terms and conditions of the Reorganization.

  . The gross and net expense ratios of the SunAmerica International Equity Portfolio before the Reorganization and the estimated expense ratios of the Combined Fund on a pro forma basis after the Reorganization.

  .  The lower rate of advisory fees payable by the Combined Fund.

  . The fact that the Reorganization would not result in dilution of shareholders' interests.

  . SAAMCo has contractually agreed to waive fees or reimburse expenses for the Acquiring Fund.

  .  SAAMCo will continue to be the Acquiring Fund's adviser.

  . The investment experience, expertise and resources of AIGGIC which will provide subadvisory services.

  . The other service providers will continue in the areas of distribution, investment, and shareholder services.

  . The Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

  . AIG or an affiliate thereof will bear all expenses relating to the Reorganizations.

   The SunAmerica Style Select Board also identified and considered that both the advisory fees and the total operating expenses of the SunAmerica Acquired Fund are expected to decrease following the Reorganization. The SunAmerica Style Select Board considered the potential for further reduced operating expenses over time due to economies of scale, since the net assets of the Acquiring Fund will include not only the net assets of the SunAmerica Acquired Fund but also the amount of the net assets of each of the NAF Acquired Funds (assuming shareholder approval). See "Proposals Nos. 2 (a)-(b): Approval of the Plans." The SunAmerica Style Select Board considered that certain fixed costs, such as printing of prospectuses and reports sent to shareholders, legal and audit fees, and registration fees would be spread across a larger asset base. This would tend to lower the expense ratio borne by shareholders of the Fund. To illustrate potential benefits to the Fund as a result of the Reorganization, including potential economies of scale, see the total and net operating expenses, as a percentage of net assets, for the Fund as of March 31, 2001, and the total and net operating expenses, as a percentage of net assets, for the Combined Fund, on a pro forma basis, assuming the Reorganization had been completed as of such date under "Fee Tables" above.

   Based on the foregoing, together with other factors and information considered to be relevant and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the SunAmerica Style Select Board concluded that the Reorganization presents no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In connection with the approval of the Reorganizations, the SunAmerica Style Select Board also approved directed brokerage arrangements with certain brokers to reduce the costs that might otherwise be incurred to align the portfolio of the Fund with that of the Acquiring Fund to facilitate a smooth transition upon consummation of the Reorganization. Because the SunAmerica Acquired Fund and the Acquiring Fund have substantially the same or similar investment objectives and identical investment strategies, it is not anticipated that the securities held by the Fund will be sold in significant amounts in order to comply with the policies and investment policies of the Acquiring Fund in connection with the Reorganization. The SunAmerica Acquired Fund will not dispose of assets to an extent or in a manner that would jeopardize the tax-free nature of the Reorganization under the Code. However, the disposition of assets by the Fund may result in the realization of taxable gains or losses by the Fund's shareholders.


   In approving the Reorganizations, the SunAmerica Style Select Board, including all of the SunAmerica Independent Directors, determined that the Reorganization is in the best interests of the SunAmerica Acquired Fund and its shareholders. In addition, the SunAmerica Board, including all of the SunAmerica Independent Directors, also determined that the interests of the shareholders of each SunAmerica Acquired Fund would not be diluted as a result of effecting the respective Reorganization, because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time. Consequently, the SunAmerica Style Select Board approved the Plan and directed that the Plan be submitted to the shareholders of the SunAmerica Acquired Fund for approval.

   The Board of Directors of SunAmerica Style Select unanimously recommends that the shareholders of the SunAmerica International Equity Portfolio approve the Plan. Approval of the Plan by the SunAmerica Acquired Fund is not contingent upon the approval of a Plan by any of the NAF Acquired Funds.




Net Assets of the Funds


   In connection with the Boards' considerations described above of the potential for reduced operating expenses over time due to economies of scale expected after the Reorganization, the table below sets forth the total net assets of each of the Acquired Funds, in each case as of April 30, 2001, as well as the net assets of the Combined Fund, on a pro forma basis, assuming the Reorganizations had been completed on such date. The Acquiring Fund is newly created and has not yet commenced operations; accordingly, it had no assets as of such date.

                                Total Net Assets
                              as of April 30, 2001

NAF Global Equity Fund    SunAmerica International   Pro Forma Combined Fund
 Class A      $ 6,020,969  Equity Fund                 Class A     $ 56,920,066
 Class B      $ 5,858,867   Class A        N/A         Class B     $ 67,505,698
 Class C      $12,607,863   Class B        N/A         Class II    $ 40,282,280
 Institutional              Class II       N/A         Class I     $ 19,369,329
 Class I      $         0       Total      N/A             Total   $184,077,373
   Total      $24,487,699

NAF International         NAF International Small    SunAmerica International
 Equity Fund              Cap Fund                   Equity Portfolio

 Class A      $ 9,488,858 Class A     $ 4,974,607    Class A      $36,464,673
 Class B      $14,225,983 Class B     $ 8,182,070    Class B      $ 39,279,134
 Class C      $ 3,772,697 Class C     $ 6,050,312    Class II     $40,282.2804
Institutional             Institutional                Total      $93,629,018
 Class I      $19,392,021 Class I     $         0
                          Total       $19,206,989
   Total      $46,879,559

SunAmerica Equity Board


   The SunAmerica Equity Board has also approved the Plans on behalf of the Acquiring Fund.

Federal Income Tax Consequences of the Reorganizations

 General

   Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization.


   As a condition to the closing of each Reorganization, each of the Acquired Funds and the Acquiring Fund will receive an opinion of Shearman & Sterling, counsel to the SunAmerica Acquired Fund and Acquiring Fund, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of a Reorganization (i) no gain or loss will be recognized by an Acquired Fund or the Acquiring Fund as a result of its respective Reorganization, (ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund,
(iii) each Acquired Fund and the Acquiring Fund will be a "party to a reorganization" under Section 368(b) of the Code, (iv) the holding period of the assets of the Acquired Funds by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund, (v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective Acquired Fund in exchange for his or her shares in Acquired Fund will include the period during which such shareholder held shares of the Acquired Fund (provided the Acquired Fund shares were held as capital assets on the date of the exchange), and (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in such Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor. Shearman & Sterling's opinion will be based upon certain representations made by the parties to the Reorganizations.


   An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service ("IRS") and is not binding on the IRS or any court. If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368 of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund, and Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.


   The shareholders of an International Acquired Fund may incur taxable gains attributable to unrealized gains of another International Acquired Fund in the year that the Acquiring Fund realizes and distributes such gains. This will be true notwithstanding that the price of the Acquiring Fund shares reflected the appreciation in value attributable to such unrealized gains at the time of the Reorganizations.


   To the extent that an Acquired Fund has loss carryforwards at the time of the respective Reorganization, Acquired Fund shareholders may not be able to benefit from such loss carryforwards after the Reorganizations.


   Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the non-United States, state, local and other tax consequences of the Reorganizations.

 Status as a Regulated Investment Company

   All Acquired Funds have elected and qualified to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the Reorganizations, the Acquiring Fund intends to elect, qualify and continue to qualify as regulated investment companies. An Acquired Fund's existence as a separate investment portfolio of North American Funds or SunAmerica Style Select will be terminated as soon as practicable following the consummation of the applicable Reorganization.


Capitalization

   The following table sets forth the capitalization of each Acquired Fund as of April 30, 2001 and the capitalization of the Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date. The capitalization of the Acquiring Fund will be the same as that of the Combined Fund upon the Reorganization. As a newly created series of SunAmerica Equity Funds, the New SunAmerica International Equity Fund had no assets as of such date.



                                                      CLASS A
                         -----------------------------------------------------------------
                                                        NAF       SunAmerica
                                          NAF      International International  Pro Forma
                         NAF Global  International   Small Cap      Equity      Combined
                         Equity Fund  Equity Fund      Fund        Portfolio      Fund
                         ----------- ------------- ------------- ------------- -----------
Total Net Assets........ $ 6,020,969  $ 9,488,858   $4,974,607    $36,464,673  $56,920,066
Shares Outstanding......     683,465    1,133,053      367,822      3,187,045    4,975,103
Net Asset Value Per
 Share.................. $      8.81  $      8.37   $    13.52    $     11.44  $     11.44

                                                      CLASS B
                         -----------------------------------------------------------------
                                                        NAF       SunAmerica
                                          NAF      International International  Pro Forma
                         NAF Global  International   Small Cap      Equity      Combined
                         Equity Fund  Equity Fund      Fund        Portfolio      Fund
                         ----------- ------------- ------------- ------------- -----------
Total Net Assets........ $ 5,858,867  $14,225,983   $8,182,070    $39,279,134  $67,505,698
Shares Outstanding......     684,919    1,734,548      635,049      3,546,279    6,093,803
Net Asset Value Per
 Share.................. $      8.55  $      8.20   $    12.88    $     11.08  $     11.08

                                                    CLASS C/II
                         -----------------------------------------------------------------
                                                        NAF       SunAmerica
                                          NAF      International International  Pro Forma
                         NAF Global  International   Small Cap      Equity      Combined
                         Equity Fund  Equity Fund      Fund        Portfolio      Fund
                         ----------- ------------- ------------- ------------- -----------
Total Net Assets........ $12,607,863  $ 3,772,697   $6,050,312    $17,885,211  $40,282,280
Shares Outstanding......   1,467,680      461,350      467,502      1,614,972    3,638,194
Net Asset Value Per
 Share.................. $      8.59  $      8.18   $    12.94    $     11.07  $     11.07

                                              INSTITUTIONAL CLASS I/I
                         -----------------------------------------------------------------
                                                        NAF       SunAmerica
                                          NAF      International International  Pro Forma
                         NAF Global  International   Small Cap      Equity      Combined
                         Equity Fund  Equity Fund      Fund        Portfolio      Fund
                         ----------- ------------- ------------- ------------- -----------
Total Net Assets........     N/A      $19,392,021       N/A           N/A      $19,369,329
Shares Outstanding......     N/A        2,319,337       N/A           N/A        1,693,123
Net Asset Value Per
 Share..................     N/A      $      8.36       N/A           N/A      $     11.44


   The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the Valuation Time.

   IF YOU ARE A SUNAMERICA INTERNATIONAL EQUITY PORTFOLIO SHAREHOLDER, YOU MAY SKIP TO "INFORMATION CONCERNING THE SUNAMERICA MEETING" ON P. 55


                                    GENERAL

                     INFORMATION CONCERNING THE NAF MEETING

Date, Time and Place of NAF Meeting

   The NAF Meeting will be held on November 7, 2001, at the principal executive offices of the North American Funds at 286 Congress Street, Boston, Massachusetts, 02210, at 10:00 a.m., Eastern Time.


Solicitation, Revocation and Use of Proxies

   A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of North American Funds or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the NAF Meeting will not revoke a proxy, a shareholder present at the NAF Meeting may withdraw his or her proxy and vote in person.

   All shares represented by properly executed proxies received at or prior to the NAF Meeting, unless such proxies previously have been revoked, will be voted at the NAF Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the New NAF Investment Advisory Agreement and NAF Acquired Funds Plan.


   It is not anticipated that any matters other than the approval of the New NAF Investment Advisory Agreement and approval of the NAF Acquired Funds Plan will be brought before the NAF Meeting. If, however, any other business properly is brought before the NAF Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.


Record Date and Outstanding Shares

   Only holders of record of shares of the NAF Acquired Funds at the close of business on September 17, 2001 (the "Record Date") are entitled to vote at the NAF Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the NAF Acquired Funds issued and outstanding and entitled to vote at the close of business on the Record Date.


                            Class A                                  Institutional
                             Shares    Class B Shares Class C Shares Class I Shares  Total Shares
                          ------------ -------------- -------------- -------------- --------------
NAF Global Equity Fund..  564,992.3210   519,321.0660 1,212,626.4300       0        2,296,939.8170
NAF International Equity
 Fund...................  955,880.1000 1,483,785.8720   372,042.0530 2,573,760.3380 5,385,468.3630
NAF International Small
 Cap Fund...............  256,818.4400   544,576.1800   417,495.0590       0        1,218,889.6790

Security Ownership of Certain Beneficial Owners and Management of the NAF Acquired Funds


   To the knowledge of each Fund, as of August 31, 2001, the following shareholders, if any, owned beneficially or of record more than 5% of the outstanding voting securities of such Fund:


                                                                                  Percentage of Class
                                                                                     of Shares of
                                                                                  Combined Fund After
                                                         Percentage of Class of   the Reorganization
                               Name and Address of         Shares and Type of            on a
Name of Fund                       Shareholder                  Ownership          Pro Forma Basis*
------------                   -------------------       ----------------------   -------------------
NAF Global Equity Fund    None                          N/A                        N/A

NAF International Equity  VALIC Seed Account            29.54% of Class A,         5.19% of Class A
 Fund                     Attn: Greg Kingston           owned of record
                          2919 Allen Parkway #L7-01
                          Houston, Texas 77019-2142

                          VALIC Seed Account            16.73% of Class B,         3.54% of Class B
                          Attn: Greg Kingston           owned of record
                          2919 Allen Parkway #L7-01
                          Houston, Texas 77019-2142

                          VALIC Seed Account            22.58% of Institutional    22.58% of Class I
                          Attn: Greg Kingston           Class I, owned of record
                          2919 Allen Parkway #L7-01
                          Houston, Texas 77019-2142

                          Aggressive Growth Lifestyle   29.93% of Institutional    29.93% of Class I
                          Fund c/o VALIC                Class I, owned of record
                          Attn: Greg Seward
                          2919 Allen Parkway
                          Houston, Texas 77019

                          Moderate Growth Lifestyle     26.63% of Institutional    26.63% of Class I
                          Fund c/o VALIC                Class I, owned of record
                          Attn: Greg Seward
                          2919 Allen Parkway
                          Houston, Texas 77019

                          Conservative Growth Life Fund 10.71% of Institutional    10.71% of Class I
                          Attn: Greg Seward             Class I, owned of record
                          2919 Allen Parkway
                          Houston, Texas 77019

NAF International         Prudential FBO                7.67% of Class B,          0.87% of Class B
 Small Cap                Robert Freeman                beneficially owned
 Fund                     14 Kanawha Road
                          Richmond, VA 23226-3308

--------

* Assuming that the value of the shareholder's interest in the Fund on the date of consummation of the Reorganization was the same as on August 31, 2001.


   At August 31, 2001, the directors and officers of North American Funds as a group (13 persons) owned an aggregate of less than 1% of the outstanding shares of each NAF Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of beneficial interest of North American Funds.



Voting Rights and Required Vote

   Each share of a NAF Acquired Fund is entitled to one vote, with fractional shares voting proportionally. Shareholders of each NAF Acquired Fund vote separately on whether to approve the New NAF Investment

Advisory Agreement and approval with respect to one NAF Acquired Fund is not dependent on approval with respect to any other NAF Acquired Fund. Approval of the NAF Acquired Funds Plan with respect to each NAF Acquired Fund is not dependent on approval of the Plan with respect to any other NAF Acquired Fund or the SunAmerica Acquired Fund. Approval of the New NAF Investment Advisory Agreement and the NAF Acquired Funds Plan with respect to a NAF Acquired Fund requires the affirmative vote of a majority of the outstanding voting securities of that Fund, voting together as a single class, cast a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable NAF Acquired Fund and (ii) 67% or more of the shares of that NAF Acquired Fund represented at the NAF Meeting if more than 50% of such shares are represented.


   Broker-dealer firms holding shares of any of the NAF Acquired Funds in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the NAF Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the NAF Acquired Fund Plan. Each of the NAF Acquired Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has declined to vote on any proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes, if any, will have the same effect as a vote against approval of the NAF Investment Advisory Agreement or of the NAF Acquired Funds Agreement and Plan as the case may be.


   A quorum for each NAF Acquired Fund for purposes of the NAF Meeting consists of thirty percent of the shares of such Acquired Fund entitled to vote at the NAF Meeting, present in person or by proxy. If, by the time scheduled for the NAF Meeting, a quorum of a NAF Acquired Fund's shareholders is not present or if a quorum is present but sufficient votes in favor of approval of the New NAF Investment Advisory Agreement or of the NAF Acquired Funds Plan are not received from the shareholders of the respective NAF Acquired Fund, the persons named as proxies may propose one or more adjournments of such NAF Meeting to permit further solicitation of proxies from the NAF Acquired Fund's shareholders. An affirmative vote of less than thirty percent of the shares of the applicable NAF Acquired Fund present in person or by proxy and entitled to vote at the session of the NAF Meeting will suffice for any such adjournment. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such NAF Acquired Fund.


   The votes of shareholders of the Acquiring Fund are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the Reorganization.


IF YOU ARE A NAF ACQUIRED FUND SHAREHOLDER YOU MAY SKIP TO "ADDITIONAL
 INFORMATION" ON P. 57


                 INFORMATION CONCERNING THE SUNAMERICA MEETING

Date, Time and Place of SunAmerica Meeting

   The SunAmerica Meeting will be held on November 7, 2001, at the principal offices of SunAmerica Style Select Series, Inc., The SunAmerica Center, 733 Third Avenue, New York, New York 10017, at 10:00 a.m., Eastern Time.


Solicitation, Revocation and Use of Proxies

   A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of SunAmerica Style Select or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the SunAmerica Meeting will not revoke a proxy, a shareholder present at the SunAmerica Meeting may withdraw his or her proxy and vote in person.

   All shares represented by properly executed proxies received at or prior to the SunAmerica Meeting, unless such proxies previously have been revoked, will be voted at the SunAmerica Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the SunAmerica Acquired Fund Plan.


   It is not anticipated that any matters other than the SunAmerica Acquired Fund Plan will be brought before the SunAmerica Meeting. If, however, any other business properly is brought before the SunAmerica Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.


Record Date and Outstanding Shares

   Only holders of record of shares of the SunAmerica International Equity Portfolio at the close of business on September 17, 2001 (the "Record Date") are entitled to vote at the SunAmerica Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the SunAmerica International Equity Portfolio issued and outstanding and entitled to vote at the close of business on the Record Date.



    Class A Shares                Class B Shares                           Class II Shares
    --------------                --------------                           ---------------
     2,861,80.041                 3,296,724.650                             1,540,678,069
     ------------                 --------------                           ---------------


Security Ownership of Certain Beneficial Owners and Management of the SunAmerica International Equity Portfolio

   To the knowledge of the SunAmerica International Equity Portfolio, as of August 31, 2001, the following shareholders, if any, owned beneficially or of record more than 5% of the outstanding voting securities of the Fund:



                                                                   Percentage of Class of
                                             Percentage of Class     Shares of Combined
                                             of Shares and Type  After the Reorganization on
 Name and Address of Shareholder                of Ownership         a Pro Forma Basis*
 -------------------------------             ------------------- ---------------------------
         PaineWebber FBO                      6.40% of Class A,       4.32% of Class A
      Zurich Capital Markets                   owned of record
     New York, New York 10005

         SunAmerica, Inc.                     8.46% of Class A,       5.71% of Class A
  Century City, California 90067               owned of record

Merrill Lynch, Pierce, Fenner & Smith, Inc.   5.31% of Class B,       3.20% of Class B
        Jacksonville, Florida 32246            owned of record

--------

* Assuming that the value of the shareholder's interest in the Fund on the date of consummation of the Reorganization was the same as on August 31, 2001.


   At August 31, 2001, the directors and officers of SunAmerica Style Select Series, Inc. as a group (8 persons) owned an aggregate of less than 1% of the outstanding shares of the SunAmerica International Equity Portfolio and owned an aggregate of less than 1% of the outstanding shares of common stock of SunAmerica Style Select Series, Inc.


   At August 31, 2001, the directors and officers of SunAmerica Equity Funds as a group (8 persons) owned an aggregate of less than 1% of the outstanding shares of the Acquiring Fund and owned an aggregate of less than 1% of the outstanding shares of beneficial interest of SunAmerica Equity Funds.

   Prior to consummation of the Reorganization, shares of the Acquiring Fund were held by SAAMCo as the sole initial shareholder.

Voting Rights and Required Vote

   Each share of SunAmerica International Equity Portfolio is entitled to one vote, with fractional shares voting proportionally. Approval of the SunAmerica Acquired Fund Plan with respect to the SunAmerica International Equity Portfolio requires a majority of the total number of shares of the Fund outstanding and entitled to vote on the SunAmerica Acquired Fund Plan. Approval of the Plan with respect to the SunAmerica Acquired Fund is not dependent on the approval of a Plan by any NAF Acquired Fund.


   Broker-dealer firms holding shares of the SunAmerica International Equity Portfolio in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the SunAmerica Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the SunAmerica Acquired Fund Plan. The SunAmerica International Equity Portfolio will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or broker non-votes will be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes will have the same effect as a vote against approval of the SunAmerica Acquired Fund Plan.


   A quorum for the SunAmerica International Equity Portfolio consists of the presence in person or by proxy of shareholders entitled to cast a majority of all votes entitled to be cast at the SunAmerica Meeting. If, by the time scheduled for the SunAmerica Meeting, a quorum of the SunAmerica International Equity Portfolio's shareholders is not present or if a quorum is present but sufficient votes in favor of approval of the SunAmerica Acquired Fund Plan are not received from the shareholders of the Fund, the persons named as proxies may propose one or more adjournments of such SunAmerica Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of the shares of the SunAmerica International Equity Portfolio present in person or by proxy and entitled to vote at the session of the SunAmerica Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of the SunAmerica International Equity Portfolio.


   The votes of shareholders of the Acquiring Fund are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the Reorganization.

                             ADDITIONAL INFORMATION

                                ALL SHAREHOLDERS

   The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by AIG or an affiliate thereof. Such expenses are currently estimated to be approximately $250,000 in the aggregate.


   AIG or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Acquired Funds and will reimburse certain officers or employees that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.


   In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. North American Funds has retained Georgeson Shareholder, 17 State Street, 27th Floor, New York, New York 10004 to aid in the solicitation of proxies at a cost estimated not to exceed $2,800, plus out-of-pocket expenses. SunAmerica Style Select Series, Inc. has retained Georgeson Shareholder to aid in the solicitation of proxies at a cost estimated not to exceed $9,500. The cost of soliciting proxies will be borne by AIG or an affiliate thereof.


   This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which North American Funds, SunAmerica Style Select Series, Inc. and SunAmerica Equity Funds have filed on behalf of their respective Funds with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

   The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith are required to file reports and other information with the Commission. Proxy material, reports and other information filed by the Funds (or by North American Funds on behalf of the NAF Acquired Funds, SunAmerica Style Select Series, Inc. on behalf of the SunAmerica Acquired Fund or SunAmerica Equity Funds on behalf of the Acquiring Fund) can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W. Washington, D.C. 20549. Copies of such materials also may be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the Statements of Additional Information and Prospectuses of the Acquired Funds and Acquiring Fund, as well as other material incorporated by reference and other information regarding the Funds.




                               LEGAL PROCEEDINGS


   There are no material legal proceedings to which any of the Funds is a party.



                                 LEGAL OPINIONS


   Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon by Robert M. Zakem, Esq., General Counsel for SAAMCo. Certain tax matters in connection with the Reorganizations will be passed upon for the Funds by Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, counsel for the SunAmerica Acquired Fund and the Acquiring Fund.




                                    EXPERTS


   The financial highlights and reports of the Acquired Funds incorporated by reference into this Proxy Statement and Prospectus, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent auditors of the Acquired Funds, given on their authority as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036. The independent auditors of the Acquiring Fund are Ernst & Young LLP. The principal business address of Ernst & Young is 787 Seventh Avenue, New York, New York 10019.


                             SHAREHOLDER PROPOSALS

   A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the solicitation by the respective Board relating to such meeting is to be made in order to be considered in such Acquired Fund's proxy statement and form of proxy relating to the meeting. If Proposals Nos. 2(a)-(b) are approved at the NAF Meeting, there will likely not be any future shareholder meetings of the NAF and SunAmerica Acquired Funds, respectively.

By Order of the Board of Trustees of      By Order of the Board of Directors
North American Funds                      of SunAmerica Style Select Series,
                                          Inc.

/s/ John I. Fitzgerald                    /s/ Robert M. Zakem,
    Secretary, North American Funds        Secretary, SunAmerica Style Select
                                                      Series, Inc.

                                                                  EXHIBIT I


                         INVESTMENT ADVISORY AGREEMENT

   INVESTMENT ADVISORY AGREEMENT made as of this    day of       , 2001,
between NORTH AMERICAN FUNDS, a Massachusetts business trust (the "Trust"), and AMERICAN GENERAL ASSET MANAGEMENT CORP., a Delaware corporation (the "Adviser"). In consideration of the mutual covenants contained herein, the parties agree as follows:

1. APPOINTMENT OF ADVISER

   The Trust hereby appoints the Adviser, subject to the supervision of the Trustees of the Trust and the terms of this Agreement, as the investment adviser for each of the portfolios of the Trust specified in Appendix A to this Agreement (the "Funds"). The Adviser accepts such appointment and agrees to render the services and to assume the obligations set forth in this Agreement commencing on its effective date. The Adviser will be an independent contractor and will have no authority to act for or represent the Trust in any way or otherwise be deemed an agent unless expressly authorized in this Agreement or another writing by the Trust and Adviser.

2. DUTIES OF THE ADVISER

     a. Subject to the general supervision of the Trustees of the Trust and the terms of this Agreement, the Adviser will at its own expense select, contract with, and compensate investment subadvisers ("Subadvisers") to manage the investments and determine the composition of the assets of the Funds; provided, that any contract with a Subadviser (the "Subadvisory Agreement") shall be in compliance with and approved as required by the Investment Company Act of 1940, as amended ("Investment Company Act"). Subject always to the direction and control of the Trustees of the Trust, the Adviser will monitor compliance of each Subadviser with the investment objectives and related investment policies, as set forth in the Trust's registration statement as filed with the Securities and Exchange Commission, of any Fund or Funds under the management of such Subadviser, and review and report to the Trustees of the Trust on the performance of such Subadviser.

     b. The Adviser will oversee the administration of all aspects of the Trust's business and affairs and in that connection will furnish to the Trust the following services:

     (1) Office and Other Facilities. The Adviser shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties hereto from time to time and such other office facilities, utilities and office equipment as are necessary for the Trust's operations.

     (2) Trustees and Officers. The Adviser agrees to permit individuals who are directors, officers or employees of the Adviser to serve (if duly elected or appointed) as Trustees or President, Vice President, Treasurer or Secretary of the Trust, without remuneration from or other cost to the Trust.

     (3) Other Personnel. The Adviser shall furnish to the Trust, at the Trust's expense, any other personnel necessary for the operations of the Trust.

     (4) Financial, Accounting, and Administrative Services. The Adviser shall maintain the existence and records of the Trust; maintain the registrations and qualifications of Trust shares under federal and state law; and perform all administrative, financial, accounting, bookkeeping and recordkeeping functions of the Trust except for any such functions that may be performed by a third party pursuant to a custodian, transfer agency or service agreement executed by the Trust. The Trust shall reimburse the Adviser for its expenses associated with all such services, including the compensation and related personnel expenses and expenses of office space, office equipment, utilities and miscellaneous office expenses, except any such expenses directly attributable to officers or employees of the Adviser who are serving as President, Vice President, Treasurer or Secretary of the Trust. The Adviser shall determine the expenses to be reimbursed by the Trust pursuant to expense allocation procedures established by the Adviser in accordance with generally accepted accounting principles.

     (5) Liaisons with Agents. The Adviser, at its own expense, shall maintain liaison with the various agents and other persons employed by the Trust (including the Trust's transfer agent, custodian, independent accountants and legal counsel) and assist in the coordination of their activities on behalf of the Trust. Fees and expenses of such agents and other persons will be paid by the Trust.

     (6) Reports to Trust. The Adviser shall furnish to or place at the disposal of the Trust such information, reports, valuations, analyses and opinions as the Trust may, at any time or from time to time, reasonably request or as the Adviser may deem helpful to the Trust, provided that the expenses associated with any such materials furnished by the Adviser at the request of the Trust shall be borne by the Trust.

     (7) Reports and Other Communications to Trust Shareholders. The Adviser shall assist the Trust in developing (but not pay for) all general shareholder communications including regular shareholder reports.

3. EXPENSES ASSUMED BY THE TRUST

   In addition to paying the advisory fee provided for in Section 4, the Trust will pay all expenses of its organization, operations and business not specifically assumed or agreed to be paid by the Adviser as provided in this Agreement, by a Subadviser as provided in a Subadvisory Agreement, or by the Distributor as provided in the Distribution Agreement. Without limiting the generality of the foregoing, the Trust, in addition to certain expenses described in Section 2 above, shall pay or arrange for the payment of the following:

     a. Custody and Accounting Services. All expenses of the transfer, receipt, safekeeping, servicing and accounting for the Trust's cash, securities, and other property, including all charges of depositories, custodians and other agents, if any;

     b. Shareholder Servicing. All expenses of maintaining and servicing shareholder accounts, including all charges of the Trust's transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents, if any;

     c. Shareholder Communications. All expenses of preparing, setting in type, printing, and distributing reports and other communications to shareholders;

     d. Shareholder Meetings. All expenses incidental to holding meetings of Trust shareholders, including the printing of notices and proxy material, and proxy solicitation therefor;

     e. Prospectuses. All expenses of preparing, setting in type, and printing of annual or more frequent revisions of the Trust's prospectus and statement of additional information and any supplements thereto and of mailing them to shareholders;

     f. Pricing. All expenses of computing the net asset value per share for each of the Funds, including the cost of any equipment or services used for obtaining price quotations and valuing its investment portfolio;

     g. Communication Equipment. All charges for equipment or services used for communication between the Adviser or the Trust and the custodian, transfer agent or any other agent selected by the Trust;

     h. Legal and Accounting Fees and Expenses. All charges for services and expenses of the Trust's legal counsel and independent auditors;

     i. Trustees and Officers. Except as expressly provided otherwise in paragraph 2.b.(2), all compensation of Trustees and officers, all expenses incurred in connection with the service of Trustees and officers, and all expenses of meetings of the Trustees and Committees of Trustees;

     j. Federal Registration Fees. All fees and expenses of registering and maintaining the registration of the Trust under the Investment Company Act and the registration of the Trust's shares under the Securities Act of 1933, as amended (the "1933 Act"), including all fees and expenses incurred in connection with the preparation, setting in type, printing and filing of any registration statement and prospectus under the 1933 Act or the Investment Company Act, and any amendments or supplements that may be made from time to time;

     k. State Registration Fees. All fees and expenses of qualifying and maintaining qualification of the Trust and of the Trust's shares for sale under securities laws of various states or jurisdictions, and of registration and qualification of the Trust under all other laws applicable to the Trust or its business activities (including registering the Trust as a broker-dealer, or any officer of the Trust or any person as agent or salesman of the Trust in any state);

     l. Issue and Redemption of Trust Shares. All expenses incurred in connection with the issue, redemption, and transfer of Trust shares, including the expense of confirming all share transactions, and of preparing and transmitting certificates for shares of beneficial interest in the Trust;

     m. Bonding and Insurance. All expenses of bond, liability and other insurance coverage required by law or regulation or deemed advisable by the Trust's Trustees including, without limitation, such bond, liability and other insurance expense that may from time to time be allocated to the Trust in a manner approved by its Trustees;

     n. Brokerage Commissions. All brokers' commissions and other charges incident to the purchase, sale, or lending of the Trust's portfolio securities;

     o. Taxes. All taxes or governmental fees payable by or with respect to the Trust to federal, state, or other governmental agencies, domestic or foreign, including stamp or other transfer taxes, and all expenses incurred in the preparation of tax returns;

     p. Trade Association Fees. All fees, dues, and other expenses incurred in connection with the Trust's membership in any trade association or other investment organization; and

     q. Nonrecurring and Extraordinary Expenses. Such nonrecurring expenses as may arise, including the costs of actions, suits, or proceedings to which the Trust is, or is threatened to be made, a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its Trustees, officers, agents and shareholders.

4. COMPENSATION OF ADVISER

   The Adviser will pay the Subadviser with respect to each Fund the compensation specified in Appendix A to this Agreement (the "Compensation").

5. NON-EXCLUSIVITY

   The services of the Adviser to the Trust are not to be deemed to be exclusive, and the Adviser shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that the directors, officers, and employees of the Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors, trustees or employees of any other firm or corporation, including other investment companies.

6. SUPPLEMENTAL ARRANGEMENTS

   The Adviser may enter into arrangements with other persons affiliated with the Adviser to better enable it to fulfill its obligations under this Agreement for the provision of certain personnel and facilities to the Adviser.

7. CONFLICTS OF INTEREST

   It is understood that Trustees, officers, agents and shareholders of the Trust are or may be interested in the Adviser as directors, officers, stockholders, or otherwise; that directors, officers, agents and stockholders of the Adviser are or may be interested in the Trust as Trustees, officers, shareholders or otherwise; that the Adviser may be interested in the Trust; and that the existence of any such dual interest shall not affect the validity hereof or of any transactions hereunder except as otherwise provided in the Agreement and Declaration of Trust of the Trust and the Articles of Incorporation of the Adviser, respectively, or by specific provision of applicable law.

8. REGULATION

   The Adviser shall submit to all regulatory and administrative bodies having jurisdiction over the services provided pursuant to this Agreement any information, reports or other material which any such body by reason of this Agreement may request or require pursuant to applicable laws and regulations. The Adviser will comply in all material respects with Rule 17j-1 under the Investment Company Act.

9. DURATION AND TERMINATION OF AGREEMENT

   Unless sooner terminated, this Agreement will continue in effect for a period more than two years from the date of its execution only so long as such continuance is specifically approved at least annually either by the Trustees of the Trust or by a majority of the outstanding voting securities of each of the Portfolios, provided that in either event such continuance shall also be approved by the vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the Investment Company Act) of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval.

   This Agreement may be terminated at any time, without the payment of any penalty, by the Trustees of the Trust, by the vote of a majority of the outstanding voting securities of the Trust, or with respect to any Fund by the vote of a majority of the outstanding voting securities of such Fund, on sixty days' written notice to the Adviser, or by the Adviser on sixty days' written notice to the Trust. This Agreement will automatically terminate, without the payment of any penalty, in the event of its assignment (as defined in the Investment Company Act).

10. PROVISION OF CERTAIN INFORMATION BY ADVISER

   The Adviser will promptly notify the Trust in writing of the occurrence of any of the following events:

     a. the Adviser fails to be registered as an investment adviser under the Investment Advisers Act or under the laws of any jurisdiction in which the Adviser is required to be registered as an investment adviser in order to perform its obligations under this Agreement;

     b. the Adviser is served or otherwise receives notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, involving the affairs of the Trust; and

     c. the chief executive officer or controlling stockholder of the Adviser or the portfolio manager of any Fund changes.

11. AMENDMENTS TO THE AGREEMENT

   This Agreement may be amended by the parties only if such amendment is specifically approved by the vote of a majority of the outstanding voting securities of each of the Funds affected by the amendment and by the vote of a majority of the Trustees of the Trust who are not interested persons of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval shall be effective with respect to any Fund if a majority of the outstanding voting securities of the series of shares of that Fund vote to approve the amendment, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other Fund affected by the amendment or (b) all the Funds of the Trust.

12. ENTIRE AGREEMENT

   This Agreement contains the entire understanding and agreement of the parties.

13. HEADINGS

   The headings in the sections of this Agreement are inserted for convenience of reference only and shall not constitute a part hereof.

14. NOTICES

   All notices required to be given pursuant to this Agreement shall be delivered or mailed to the last known business address of the Trust or Adviser in person or by registered mail or a private mail or delivery service providing the sender with notice of receipt. Notice shall be deemed given on the date delivered or mailed in accordance with this section.

15. SEVERABILITY

   Should any portion of this Agreement for any reason be held to be void in law or in equity, the Agreement shall be construed, insofar as is possible, as if such portion had never been contained herein.

16. GOVERNING LAW

   The provisions of this Agreement shall be construed and interpreted in accordance with the laws of The Commonwealth of Massachusetts, or any of the applicable provisions of the Investment Company Act. To the extent that the laws of The Commonwealth of Massachusetts, or any of the provisions in this Agreement, con-flict with applicable provisions of the Investment Company Act, the latter shall control.

17. LIMITATION OF LIABILITY

   The Declaration of Trust establishing the Trust, dated September 29, 1988, as amended and restated February 18, 1994, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of The Commonwealth of Massachusetts, provides that the name "North American Funds" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property, for the satisfaction of any obligation or claim, in connection with the affairs of the Trust or any Fund thereof, but only the assets belonging to the Trust, or to the particular Fund with which the obligee or claimant dealt, shall be liable.

   IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed under seal by their duly authorized officers as of the date first mentioned above.

                                          North American Funds

                                          By:
                                              ---------------------------------

                                          American General Asset Management
                                           Corp.

                                          By:
                                              ---------------------------------

                                                                 EXHIBIT II


                      Agreement and Plan of Reorganization

                      Dated as of September 28, 2001

                               Table of Contents


                                                                       Page No.
                                                                       --------
1.Defined Terms; Sections and Exhibits; Miscellaneous Terms...........     1
  a.Definitions.......................................................     1
  b.Use of Defined Terms..............................................     4
  c.Sections and Exhibits.............................................     4
  d.Miscellaneous Terms...............................................     4
2.The Reorganization..................................................     4
  a.Transfer of Assets................................................     4
  b.Assumption of Liabilities.........................................     4
  c.Issuance and Valuation of Corresponding Shares in the
   Reorganization.....................................................     4
  d.Distribution of Corresponding Shares to the Acquired Fund
   Shareholders.......................................................     4
  e.Interest; Proceeds................................................     5
  f.Valuation Time....................................................     5
  g.Evidence of Transfer..............................................     5
  h.Termination.......................................................     5
3.Representations and Warranties of the Acquired Fund.................     5
  a.Formation and Qualification.......................................     5
  b.Licenses..........................................................     5
  c.Authority.........................................................     6
  d.Financial Statements..............................................     6
  e.Semi-Annual Report to Shareholders................................     6
  f.Prospectus and Statement of Additional Information................     6
  g.Litigation........................................................     6
  h.Material Contracts................................................     6
  i.No Conflict.......................................................     6
  j.Undisclosed Liabilities...........................................     7
  k.Taxes.............................................................     7
  l.Assets............................................................     7
  m.Consents..........................................................     7
  n.N-14 Registration Statement.......................................     7
  o.Capitalization....................................................     7
  p.Books and Records.................................................     7
4.Representations and Warranties of the Acquiring Fund................     8
  a.Formation and Qualification.......................................     8
  b.Licenses..........................................................     8
  c.Authority.........................................................     8
  d.Prospectuses and Statements of Additional Information.............     8
  e.Litigation........................................................     8
  f.Material Contracts................................................     8
  g.No Conflict.......................................................     9
  h.Consents..........................................................     9
  i.N-14 Registration Statement.......................................     9
  j.Capitalization....................................................     9
  k.Corresponding Shares..............................................     9
5.Covenants of the Acquired Fund and the Acquiring Fund...............     9
  a.Special Shareholders' Meeting.....................................     9
  b.Unaudited Financial Statements....................................    10
  c.Share Ledger Records of the Acquiring Fund........................    10
  d.Conduct of Business...............................................    10
  e.Termination of the Acquired Fund..................................    10

                                                                       Page No.
                                                                       --------
  f.Filing of N-14 Registration Statement.............................    10
  g.Corresponding Shares..............................................    10
  h.Tax Returns.......................................................    10
  i.Combined Proxy Statement and Prospectus Mailing...................    10
  j.Confirmation of Tax Basis.........................................    11
  k.Shareholder List..................................................    11
  l.New Series........................................................    11
6.Closing Date........................................................    11
7.Conditions of the Acquired Fund.....................................    11
  a.Representations and Warranties....................................    11
  b.Performance.......................................................    11
  c.Shareholder Approval..............................................    11
  d.Approval of Board of Trustees.....................................    11
  e.Deliveries by the Acquiring Fund..................................    12
  f.Absence of Litigation.............................................    12
  g.Proceedings and Documents.........................................    12
  h.N-14 Registration Statement; Acquiring Fund Post-Effective
   Amendment..........................................................    13
  i.Compliance with Laws; No Adverse Action or Decision...............    13
  j.Commission Orders or Interpretations..............................    13
8.Conditions of the Acquiring Fund....................................    13
  a.Representations and Warranties....................................    13
  b.Performance.......................................................    13
  c.Shareholder Approval..............................................    13
  d.Approval of Board of Directors....................................    13
  e.Deliveries by the Acquired Fund...................................    13
  f.No Material Adverse Change........................................    14
  g.Absence of Litigation.............................................    14
  h.Proceedings and Documents.........................................    14
  i.N-l4 Registration Statement; Acquiring Fund Post-Effective
   Amendment..........................................................    14
  j.Compliance with Laws; No Adverse Action or Decision...............    14
  k.Commission Orders or Interpretations..............................    14
  l.Dividends.........................................................    14
9.Termination, Postponement and Waivers...............................    14
  a.Termination of Agreement..........................................    14
  b.Commission Order..................................................    15
  c.Effect of Termination.............................................    15
  d.Waivers; Non-Material Changes.....................................    15
10.Survival of Representations and Warranties.........................    15
11.Other Matters......................................................    16
  a.Obligations under Massachusetts Law...............................    16
  b.Further Assurances................................................    16
  c.Notices...........................................................    16
  d.Entire Agreement..................................................    16
  e.Amendment.........................................................    16
  f.Governing Law.....................................................    17
  g.Assignment........................................................    17
  h.Costs of the Reorganization.......................................    17
  i.Severability......................................................    17
  j.Headings..........................................................    17
  k.Counterparts......................................................    17

                      AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 28th day of September 2001, by and between SUNAMERICA STYLE SELECT SERIES INC., a Maryland corporation, on behalf of the Acquired Fund (as defined herein), and SUNAMERICA EQUITY FUNDS, a Massachusetts business trust, on behalf of the Acquiring Fund (as defined herein), a separate investment portfolio of SunAmerica Equity Funds.


                             PLAN OF REORGANIZATION

   WHEREAS, this Agreement constitutes an agreement and plan of reorganization between SunAmerica Style Select Series, Inc. on behalf of its separate investment portfolio (the "Acquired Fund") and SunAmerica Equity Funds on behalf of its separate investment portfolio (the "Acquiring Fund") set forth below:


Acquired Fund:                                   Acquiring Fund:
--------------                                   ---------------
International Equity Portfolio (the "Style
 Select Series International Equity
 Portfolio")...................................  International Equity Fund (the
                                                   "International Equity Fund")


   WHEREAS, the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

   WHEREAS, the reorganization will consist of (i) the acquisition of the Acquired Fund's Assets (as defined herein), and assumption of the Acquired Fund's Assumed Liabilities (as defined herein), by the Acquiring Fund solely in exchange for an aggregate value of newly issued shares of beneficial interest, $.01 par value per share, of the Acquiring Fund (the "Shares"), equal to the net asset value of the Acquired Fund's Assets determined in accordance with
Section 2(c) hereof, and (ii) the subsequent distribution by the Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (the "Reorganization");

   WHEREAS, in the course of the Reorganization, Shares of the Acquiring Fund will be issued to the Acquired Fund and distributed to the shareholders thereof as follows: each holder, if any, of Class A, Class B and Class II Shares of the Acquired Fund will be entitled to receive Class A, Class B and Class II Shares, respectively (the "Corresponding Shares"), of the Acquiring Fund on the Closing Date (as defined herein);

   WHEREAS, the aggregate net asset value of the Corresponding Shares to be received by each shareholder of the Acquired Fund will equal the aggregate net asset value of the Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein); and

   WHEREAS, it is intended that the Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code.

                                   AGREEMENT

   NOW, THEREFORE, in order to consummate the Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, the Acquired Fund and the Acquiring Fund hereby agree as follows:

1. Defined Terms; Sections and Exhibits; Miscellaneous Terms.

   a. Definitions. As used herein the following terms have the following respective meanings:

     "Acquired Fund" has the meaning ascribed thereto under the heading "Plan of Reorganization." For purposes of this Agreement, the term "Acquired Fund" shall refer to the Style Select Series International Equity

  Portfolio.

     "Acquiring Fund" has the meaning ascribed thereto under the heading "Plan of Reorganization." For purposes of this Agreement, the term "Acquiring Fund" shall refer to International Equity Fund.

     "Acquiring Fund Post-Effective Amendment" has the meaning ascribed thereto in Section 5(l) hereof.

     "Agreement" has the meaning ascribed thereto in the introduction hereof.

     "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of the Style Select Series International Equity Portfolio.

     "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of the Style Select Series International Equity Portfolio.

     "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

     "Code" has the meaning ascribed thereto under the heading "Plan of Reorganization."

     "Commission" shall mean the Securities and Exchange Commission.

     "Corresponding Shares" has the meaning ascribed thereto under the heading "Plan of Reorganization." For purposes of this Agreement, the term "Corresponding Shares" shall refer to the Corresponding Shares of the International Equity Fund.

     "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

     "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

     "International Equity Portfolio" has the meaning ascribed thereto under the heading "Plan of Reorganization."

     "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

     "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

     "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

     "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

     "Majority Shareholder Vote" shall mean a majority of the total number of shares of the Style Select Series International Equity Portfolio outstanding and entitled to vote on the Reorganization.


     "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

     "N-14 Registration Statement" has the meaning ascribed thereto in
  Section 3(n) hereof.

     "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

     "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

     "Reorganization" has the meaning ascribed thereto in the third paragraph under the heading "Plan of Reorganization" hereof.

     "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

     "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company
  Act.

     "S&S" shall mean Shearman & Sterling, counsel to SunAmerica Style Select Series, Inc. and SunAmerica Equity Funds.

     "Section 17 Order" shall mean an order obtained from the Commission pursuant to Section 17(b) of the Investment Company Act to exempt consummation of a Reorganization from the prohibitions of Section 17(a) of such Act.

     "Securities Act" shall mean the Securities Act of 1933, as amended.

     "Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "Style Select Series International Equity Portfolio" has the meaning ascribed thereto under the heading "Plan of Reorganization."

     "Style Select Series International Equity Portfolio Reorganization" consists of (i) the acquisition of the Style Select Series International Equity Portfolio's Assets, and assumption of the Style Select Series International Equity Portfolio's Assumed Liabilities, by the International Equity Fund solely in exchange for an aggregate value of Corresponding Shares of the International Equity Fund, equal to the net asset value of the Style Select Series International Portfolio's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the Style Select Series International Equity Portfolio of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the Style Select Series International Equity Portfolio in liquidation of the Style Select Series International Equity Portfolio.

     "SunAmerica Equity Funds Declaration of Trust" shall mean the Declaration of Trust of SunAmerica Equity Funds, dated as of June 18, 1986, as amended from time to time.

     "SunAmerica Equity Funds Prospectuses" shall mean the preliminary prospectus relating to SunAmerica Equity Funds, dated January 29, 2001, in the case of Class A, Class B and Class II Shares, and the Prospectus contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares.


     "SunAmerica Equity Funds Statements of Additional Information" shall mean the statement of additional information relating to the Acquiring Fund, dated January 29, 2001, in the case of Class A, Class B and Class II Shares, and the preliminary statement of additional information contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares.


     "SunAmerica Style Select Series, Inc. Articles of Incorporation" shall mean the Articles of Incorporation of SunAmerica Style Select Series, Inc. dated as of July 3, 1996, as amended from time to time.

     "SunAmerica Style Select Series, Inc. Prospectuses" shall mean the prospectus relating to the Acquired Fund, dated February 28, 2001 in the case of Class A, Class B and Class II Shares, and the prospectus contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares, in each case as amended or supplemented.


     "SunAmerica Style Select Series, Inc. Statement of Additional Information" shall mean the statement of additional information relating to the Acquiring Fund, dated February 28, 2001, in the case of Class A, Class B and Class II Shares, and the statement of additional information contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares, in each case as amended or supplemented.


     "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

   b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

   c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

   d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. The Reorganization.

   a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund (such assets are collectively referred to herein as the "Assets").

   b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (such liabilities are collectively referred to herein as the "Assumed Liabilities").

   c. Issuance and Valuation of Corresponding Shares in the Reorganization. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of the Acquired Fund's Assets and the Acquiring Fund's Corresponding Shares shall be determined in accordance with the procedures described in the SunAmerica Equity Funds Prospectuses and the SunAmerica Equity Funds Statements of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

   d. Distribution of Corresponding Shares to the Acquired Fund Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all

Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

   e. Interest; Proceeds. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

   f. Valuation Time.

     i. The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on November 9, 2001, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

     ii. In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   g. Evidence of Transfer. The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the State of Maryland to effect the transfer of the Assets to the Acquiring Fund.

   h. Termination. The Acquired Fund's existence as a separate investment portfolio of SunAmerica Style Select Series, Inc. will be terminated as soon as practicable following the consummation of the Reorganization by making any required filings with the Secretary of State of Maryland, as provided in
Section 5(e) hereof.

3. Representations and Warranties of the Acquired Fund.

   The Acquired Fund represents and warrants to the Acquiring Fund as follows:

   a. Formation and Qualification. The Acquired Fund is a separate investment portfolio of SunAmerica Style Select Series, Inc., a corporation duly organized, validly existing and in good standing in conformity with the laws of Maryland, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. SunAmerica Style Select Series, Inc. is duly qualified, registered or licensed to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquired Fund.

   b. Licenses. The Acquired Fund (or SunAmerica Style Select Series, Inc. on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. SunAmerica Style Select Series, Inc. is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-04708), and such registration has not been suspended, revoked or rescinded and is in full force and effect. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for its current taxable year.

   c. Authority. SunAmerica Style Select Series, Inc., on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of SunAmerica Style Select Series, Inc. or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by SunAmerica Style Select Series, Inc., on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Financial Statements. The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of October 31, 2000, said financial statements having been audited by PricewaterhouseCoopers LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   e. Semi-Annual Report to Shareholders. The Acquiring Fund has been furnished with the Acquired Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   f. Prospectuses and Statement of Additional Information. The Acquiring Fund has been furnished with the SunAmerica Style Select Series, Inc. Prospectuses and the SunAmerica Style Select Series, Inc. Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectuses and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

   h. Material Contracts. There are no material contracts outstanding to which SunAmerica Style Select Series, Inc. on behalf of the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement, the SunAmerica Style Select Series, Inc. Prospectuses or the SunAmerica Style Select Series, Inc. Statement of Additional Information.

   i. No Conflict. The execution and delivery of this Agreement by SunAmerica Style Select Series, Inc. on behalf of the Acquired Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) SunAmerica Style Select Series, Inc. Articles of Incorporation or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which

SunAmerica Style Select Series, Inc. on behalf of the Acquired Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

   j. Undisclosed Liabilities. The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since April 30, 2001, and those incurred in connection with the Reorganization.

   k. Taxes. The Acquired Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

   l. Assets. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

   m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) a Majority Shareholder Vote, and
(iii) if necessary, receipt of a Section 17 Order.

   n. N-14 Registration Statement. The registration statement filed, or to be filed, by SunAmerica Equity Funds on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any preliminary supplement or amendment thereto or to the documents therein, on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   o. Capitalization. Under the Articles of Incorporation SunAmerica Style Select Series, Inc., the Acquired Fund is authorized to issue an 1,000,000,000 of full and fractional Shares of common stock, par value $0.0001 per share, of which 100,000,000 unissued shares have been designated as the Acquired Fund and have been divided into four classes designated Class A, Class B, Class II and Class Z Shares. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B Shares of the Acquired Fund to automatically convert to Class A Shares of the Acquired Fund eight years after the purchase thereof, or (ii) in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.


   p. Books and Records. The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4. Representations and Warranties of the Acquiring Fund.

   The Acquiring Fund represents and warrants to the Acquired Fund as follows:

   a. Formation and Qualification. The Acquiring Fund is a separate investment portfolio of SunAmerica Equity Funds, a business trust duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. SunAmerica Equity Funds is duly qualified, registered or licensed as a foreign corporation to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund has not yet commenced operations, and the only shares issued have been to an initial seed investor.

   b. Licenses. The Acquiring Fund (or SunAmerica Equity Funds on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. SunAmerica Equity Funds is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-4801), and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund intends to qualify for the special tax treatment afforded to RICs under Sections 851-855 of the Code from and after consummation of the Reorganization.


   c. Authority. SunAmerica Equity Funds, on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by SunAmerica Equity Funds, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Prospectuses and Statements of Additional Information. The Acquired Fund has been furnished with the SunAmerica Equity Funds Prospectuses and the SunAmerica Equity Funds Statements of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectuses and Statements of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   e. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

   f. Material Contracts. There are no material contracts outstanding to which SunAmerica Equity Funds on behalf of the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement, the SunAmerica Equity Funds Prospectuses, or the SunAmerica Equity Funds Statement of Additional Information.

   g. No Conflict. The execution and delivery of this Agreement by SunAmerica Equity Funds on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the SunAmerica Equity Funds Declaration of Trust or by-laws, each as amended, supplemented and in effect as of the date hereof,
(ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which SunAmerica Equity Funds on behalf of the Acquiring Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

   h. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) and (ii) if necessary, receipt of a
Section 17 Order.

   i. N-14 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.


   j. Capitalization. Under the Declaration of Trust of SunAmerica Equity Funds, the Acquiring Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, divided into four classes, designated Class A, Class B, Class II and Class I. All issued and outstanding shares of the Acquiring Fund (if any) are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B Shares of the Acquiring Fund to automatically convert to Class A Shares of the Acquiring Fund approximately eight years after the purchase thereof or (ii) in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.


   k. Corresponding Shares.

     i. The Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

     ii. At or prior to the Closing Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. Covenants of the Acquired Fund and the Acquiring Fund.

   a. Special Shareholders' Meeting. The Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

   b. Unaudited Financial Statements.

     (i) The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with
  Section 2(c) hereof and an unaudited Schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     (ii) The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with
  Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund of Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   c. Share Ledger Records of the Acquiring Fund. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of Corresponding Shares by the Acquired Fund to such shareholders in accordance with Section 2(d) hereof.

   d. Conduct of Business. The Acquired Fund covenants and agrees to operate its business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.


   e. Termination of the Acquired Fund. SunAmerica Style Select Series, Inc. agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of Maryland and any other applicable law.

   f. Filing of N-14 Registration Statement. SunAmerica Equity Funds, on behalf of the Acquiring Fund, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

   g. Corresponding Shares. The Acquired Fund will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

   h. Tax Returns. The Acquired Fund agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes.

   i. Combined Proxy Statement and Prospectus Mailing. The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring
Fund) with the applicable provisions of Section 14(a) of the Exchange Act and
Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

   j. Confirmation of Tax Basis. The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder.

   k. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by SunAmerica Style Select Series, Inc. on behalf of the Acquired Fund.

   l. New Series. SunAmerica Equity Funds, on behalf of the Acquiring Fund, shall cause a post-effective amendment to its Registration Statement on Form N-1A (the "Acquiring Fund Post-Effective Amendment") to be filed with the Commission in a timely fashion to register the shares of the Acquiring Fund for sale under the Securities Act prior to the Closing Date.

6. Closing Date.

   The closing of the transactions contemplated by this Agreement shall be at the offices of Shearman & Sterling, 599 Lexington Avenue, New York, NY 10022 after the close of the New York Stock Exchange on November 9, 2001, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7. Conditions of the Acquired Fund.

   The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

   d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of SunAmerica Equity Funds, on behalf of the Acquiring Fund, including a majority of the Directors who are not "interested persons" of SunAmerica Style Select Series, Inc.

or SunAmerica Equity Funds as defined in Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Fund and (ii) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquiring Fund. At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

     i. a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of SunAmerica Equity Funds on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a),
  (b), (d) and (f) have been fulfilled;

     ii. the unaudited financial statements of the Acquiring Fund required by
  Section 5(b)(ii) hereof; and

     iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the Acquiring Fund in return solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) in accordance with Sections 357 and 361 of the Code, no gain or loss will be recognized to the Acquired Fund as a result of the Asset transfer solely in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or on the distribution (whether actual or constructive) of the Corresponding Shares to the Acquired Fund shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Fund on the receipt (whether actual or constructive) of the Assets in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Fund on the receipt of Corresponding Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received (whether actually or constructively) by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided that the Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and (ix) in accordance with Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, subject to applicable limitations, such as earnings and profits, capital loss carryovers and method of accounting.


   f. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   g. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

   h. N-14 Registration Statement; Acquiring Fund Post-Effective Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

   i. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   j. Commission Orders or Interpretations. The Acquired Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquired Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8. Conditions of the Acquiring Fund.

   The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

   d. Approval of Board of Directors. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of SunAmerica Style Select Series, Inc., on behalf of the Acquired Fund, including a majority of the Directors who are not "interested persons" of SunAmerica Style Select Series, Inc. or SunAmerica Equity Funds within the meaning of
Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Fund and (ii) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquired Fund. At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

     i. a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of SunAmerica Style Select Series, Inc. on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c), (d) and (f) have been fulfilled;

     ii. the unaudited financial statements of the Acquired Fund required by
  Section 5(b)(i) hereof; and

     iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(iii) hereof.

   f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Fund since April 30, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund's customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

   g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

   i. N-l4 Registration Statement; Acquiring Fund Post-Effective
Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

   j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   k. Commission Orders or Interpretations. The Acquiring Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquiring Fund, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

   l. Dividends. [intentionally left blank]


9. Termination, Postponement and Waivers.

   a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time

(whether before or after approval thereof by the shareholders of the Acquired
Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

     i. by the Acquired Fund or the Acquiring Fund if:

       (1) the Board of Directors of SunAmerica Style Select Series, Inc. and the Board of Trustees of SunAmerica Equity Funds so mutually agree in writing; or

       (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(3) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied;

     ii. by the Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

     iii. by the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

   b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Directors of SunAmerica Style Select Series, Inc. and the Board of Trustees of SunAmerica Equity Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

   c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund, SunAmerica Style Select Series, Inc. or SunAmerica Equity Funds, or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

   d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10. Survival of Representations and Warranties.

   The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring Fund nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee or agent of the Acquired Fund or the Acquiring Fund, or of SunAmerica Style Select Series, Inc. or SunAmerica Equity

Funds against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11. Other Matters.

   a. Obligations under Massachusetts Law. Copies of the SunAmerica Equity Funds Declaration of Trust are on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trustees of SunAmerica Equity Funds on behalf of the Acquiring Fund, as trustees and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers and employees of SunAmerica Equity Funds individually, but are binding solely upon the assets and property of the Acquiring Fund, respectively.

   b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

   c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

   If to the Acquired Fund, to:      SunAmerica Style Select Series, Inc.
                                     733 Third Avenue, Third Floor
                                     New York, NY 1017
                                     Attention: Robert M. Zakem, Esq.

   With a copy to:                   Shearman & Sterling
                                     599 Lexington Avenue
                                     New York, New York 10022
                                     Attention: Margery K. Neale, Esq.

   If to the Acquiring Fund, to:     SunAmerican Equity Funds
                                     733 Third Avenue, Third Floor

                                     New York, NY 10017

                                     Attention: Robert M. Zakem, Esq.

   With a copy to:                   Shearman & Sterling
                                     599 Lexington Avenue
                                     New York, New York 10022
                                     Attention: Margery K. Neale, Esq.

   d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

   e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Corresponding Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

   f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

   g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   h. Costs of the Reorganization. All costs of the Reorganization shall be borne by American International Group, Inc. or an affiliate thereof, regardless of whether the Reorganization is consummated.

   i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

   j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

   k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

   IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

ATTEST:                                  SunAmerica Style Select Series,
                                         Inc.on behalf ofSunAmerica
                                         InternationalEquity Portfolio

By:

  __________________________________
  Name:                                  By:
  Title:                                    ___________________________________
                                            Name:

ATTEST:                                     Title:


By:                                      SunAmerica Equity Funds on Behalf of
  __________________________________     SunAmerica International Equity Fund

  Name:
  Title:                                 By:
                                            ___________________________________
                                            Name:
                                            Title:

                                                                EXHIBIT III


                      Agreement and Plan of Reorganization

                      Dated as of September 28, 2001

                               Table of Contents


                                                                       Page No.
                                                                       --------
1.Defined Terms; Sections and Exhibits; Miscellaneous Terms...........     2
  a.Definitions.......................................................     2
  b.Use of Defined Terms..............................................     5
  c.Sections and Exhibits.............................................     5
  d.Miscellaneous Terms...............................................     5
2.The Reorganization(s)...............................................     5
  a.Transfer of Assets................................................     5
  b.Assumption of Liabilities.........................................     5
  c.Issuance and Valuation of Corresponding Shares in the
   Reorganization.....................................................     5
  d.Distribution of Corresponding Shares to the Acquired Fund
   Shareholders.......................................................     5
  e.Interest; Proceeds................................................     6
  f.Valuation Time....................................................     6
  g.Evidence of Transfer..............................................     6
  h.Termination.......................................................     6
  i.Separate Agreements; Reorganizations Not Conditioned on One
   Another............................................................     6
3.Representations and Warranties of the Acquired Fund.................     6
  a.Formation and Qualification.......................................     6
  b.Licenses..........................................................     6
  c.Authority.........................................................     7
  d.Financial Statements..............................................     7
  e.Semi-Annual Report to Shareholders................................     7
  f.Prospectus and Statement of Additional Information................     7
  g.Litigation........................................................     7
  h.Material Contracts................................................     7
  i.No Conflict.......................................................     8
  j.Undisclosed Liabilities...........................................     8
  k.Taxes.............................................................     8
  l.Assets............................................................     8
  m.Consents..........................................................     8
  n.N-14 Registration Statement.......................................     8
  o.Capitalization....................................................     8
  p.Books and Records.................................................     9
4.Representations and Warranties of the Acquiring Fund................     9
  a.Formation and Qualification.......................................     9
  b.Licenses..........................................................     9
  c.Authority.........................................................     9
  d.Prospectuses and Statements of Additional Information.............     9
  e.Litigation........................................................    10
  f.Material Contracts................................................    10
  g.No Conflict.......................................................    10
  h.Consents..........................................................    10
  i.N-14 Registration Statement.......................................    10
  j.Capitalization....................................................    10
  k.Corresponding Shares..............................................    10
5.Covenants of the Acquired Fund and the Acquiring Fund...............    11
  a.Special Shareholders' Meeting.....................................    11
  b.Unaudited Financial Statements....................................    11
  c.Share Ledger Records of the Acquiring Fund........................    11
  d.Conduct of Business...............................................    11

                                                                       Page No.
                                                                       --------
  e.Termination of the Acquired Fund..................................    11
  f.Filing of N-14 Registration Statement.............................    11
  g.Corresponding Shares..............................................    12
  h.Tax Returns.......................................................    12
  i.Combined Proxy Statement and Prospectus Mailing...................    12
  j.Confirmation of Tax Basis.........................................    12
  k.Shareholder List..................................................    12
  l.New Series........................................................    12
6.Closing Date........................................................    12
7.Conditions of the Acquired Fund.....................................    12
  a.Representations and Warranties....................................    12
  b.Performance.......................................................    13
  c.Shareholder Approval..............................................    13
  d.Approval of Board of Trustees.....................................    13
  e.Deliveries by the Acquiring Fund..................................    13
  f.Absence of Litigation.............................................    14
  g.Proceedings and Documents.........................................    14
  h.N-14 Registration Statement; Acquiring Fund Post-Effective
   Amendment..........................................................    14
  i.Compliance with Laws; No Adverse Action or Decision...............    14
  j.Commission Orders or Interpretations..............................    14
8.Conditions of the Acquiring Fund....................................    14
  a.Representations and Warranties....................................    14
  b.Performance.......................................................    14
  c.Shareholder Approval..............................................    15
  d.Approval of Board of Trustees.....................................    15
  e.Deliveries by the Acquired Fund...................................    15
  f.No Material Adverse Change........................................    15
  g.Absence of Litigation.............................................    15
  h.Proceedings and Documents.........................................    15
  i.N-14 Registration Statement; Acquiring Fund Post-Effective
   Amendment..........................................................    15
  j.Compliance with Laws; No Adverse Action or Decision...............    15
  k.Commission Orders or Interpretations..............................    16
  l.Dividends.........................................................    16
9.Termination, Postponement and Waivers...............................    16
  a.Termination of Agreement..........................................    16
  b.Commission Order..................................................    16
  c.Effect of Termination.............................................    16
  d.Waivers; Non-Material Changes.....................................    17
10.Survival of Representations and Warranties.........................    17
11.Other Matters......................................................    17
  a.Obligations under Massachusetts Law...............................    17
  b.Further Assurances................................................    17
  c.Notices...........................................................    17
  d.Entire Agreement..................................................    18
  e.Amendment.........................................................    18
  f.Governing Law.....................................................    18
  g.Assignment........................................................    18
  h.Costs of the Reorganization.......................................    18
  i.Severability......................................................    18
  j.Headings..........................................................    18
  k.Counterparts......................................................    18

                      AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 28th day of September 2001, by and between NORTH AMERICAN FUNDS, a Massachusetts business trust, on behalf of each Acquired Fund (as defined herein), each a separate investment portfolio of North American Funds, and SUNAMERICA EQUITY FUNDS, a Massachusetts business trust, on behalf of the Acquiring Fund (as defined herein), a separate investment portfolio of SunAmerica Equity Funds.


                            PLANS OF REORGANIZATION

   WHEREAS, this Agreement constitutes a separate agreement and plan of reorganization between North American Funds on behalf of each of its separate investment portfolios (each an "Acquired Fund," and collectively, the "Acquired Funds") and SunAmerica Equity Funds on behalf of its separate investment portfolio (the "Acquiring Fund") set forth below:


Acquired Fund:                       Acquiring Fund:
--------------                       ---------------
Global Equity Fund (the "NAF Global  International Equity Fund (the "SunAmerica
 Equity Fund")                       International Equity Fund")
International Equity Fund (the "NAF  SunAmerica International Equity Fund
 International Equity Fund")
International Small Cap Fund (the    SunAmerica International Equity Fund
 "NAF International Small Cap
 Fund")


   WHEREAS, each Acquired Fund owns securities that generally are assets of the character in which the respective Acquiring Fund is permitted to invest;

   WHEREAS, each reorganization will consist of (i) the acquisition of an Acquired Fund's Assets (as defined herein), and assumption of that Acquired Fund's Assumed Liabilities (as defined herein), by the Acquiring Fund solely in exchange for an aggregate value of newly issued shares of beneficial interest, $.01 par value per share, of such Acquiring Fund (the "Shares"), equal to the net asset value of such Acquired Fund's Assets determined in accordance with
Section 2(c) hereof, and (ii) the subsequent distribution by that Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (each a "Reorganization" and collectively the "Reorganizations");

   WHEREAS, in the course of each Reorganization, Shares of the Acquiring Fund will be issued to an Acquired Fund and distributed to the shareholders thereof as follows: each holder, if any, of Class A, Class B, Class C and Institutional Class I Shares of an Acquired Fund will be entitled to receive Class A, Class B, Class II and Class I Shares, respectively (the "Corresponding Shares") of the Acquiring Fund on the Closing Date (as defined herein);


   WHEREAS, the aggregate net asset value of the Corresponding Shares to be received by each shareholder of an Acquired Fund will equal the aggregate net asset value of the respective Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein);

   WHEREAS, it is intended that each Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code; and

   WHEREAS, the consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

                                   AGREEMENT

   NOW, THEREFORE, in order to consummate each Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, each Acquired Fund and Acquiring Fund hereby agree as follows:

1. Defined Terms; Sections and Exhibits; Miscellaneous Terms.

   a. Definitions. As used herein the following terms have the following respective meanings:

     "Acquired Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquired Fund" shall refer to the NAF Global Equity Fund in respect of the Global Equity Funds Reorganization, the NAF International Equity Fund in respect of the International Equity Fund Reorganization and the NAF International Small Cap Fund in respect of the International Small Cap Fund Reorganization.

     "Acquiring Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquiring Fund" shall refer to the SunAmerica International Equity Fund in respect of the Global Equity Fund Reorganization, the International Equity Portfolio Reorganization and the International Small Cap Fund
  Reorganization.

     "Acquiring Fund Post-Effective Amendment" has the meaning ascribed thereto in Section 5(l) hereof.

     "Agreement" has the meaning ascribed thereto in the introduction hereof.

     "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of (i) the NAF Global Equity Fund in the case of the Global Equity Fund Reorganization, (ii) the NAF International Equity Fund in the case of the International Equity Fund Reorganization and (iii) the NAF International Small Cap Fund in the case of the International Small Cap Fund Reorganization.

     "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of (i) the NAF Global Equity Fund in the case of the Global Equity Fund Reorganization, (ii) the NAF International Equity Fund in the case of the International Equity Fund Reorganization and (iii) the NAF International Small Cap Fund in the case of the International Small Cap Fund Reorganization.

     "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

     "Code" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "Commission" shall mean the Securities and Exchange Commission.

     "Corresponding Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Corresponding Shares" shall refer to the Corresponding Shares of the SunAmerica International Equity Fund in the case of the Global Equity Fund Reorganization, the International Equity Fund Reorganization and the International Small Cap Fund Reorganization.

     "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

     "Global Equity Fund Reorganization" consists of (i) the acquisition of the NAF Global Equity Fund's Assets, and assumption of the NAF Global Equity Fund's Assumed Liabilities, by the SunAmerica International Equity Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica International Equity Fund, equal to the net asset value of the NAF International Equity Fund's Assets determined in accordance with
  Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Global Equity Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Global Equity Fund in liquidation of the NAF Global Equity Fund.

     "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

     "International Equity Fund Reorganization" consists of (i) the acquisition of the NAF International Equity Fund's Assets, and assumption of the NAF International Equity Fund's Assumed Liabilities, by the SunAmerica International Equity Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica International Equity Fund, equal to the net asset value of the NAF International Equity Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF International Equity Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF International Equity Fund in liquidation of the NAF International Equity Fund.

     "International Small Cap Fund Reorganization" consists of (i) the acquisition of the NAF International Small Cap Fund's Assets, and assumption of the NAF International Small Cap Fund's Assumed Liabilities, by the SunAmerica International Equity Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica International Equity Fund, equal to the net asset value of the NAF International Small Cap Fund's Assets determined in accordance with Section 2(c) hereof, and
  (ii) the subsequent distribution by the NAF International Small Cap Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the International Small Cap Fund in liquidation of the NAF International Small Cap Fund.

     "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

     "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

     "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

     "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

     "Majority Shareholder Vote" shall mean the lesser of (i) more than 50% of the outstanding shares of the Acquired Fund and (ii) 67% or more of the shares of the Acquired Fund represented at the special shareholders' meeting referenced in Section 5(a) hereof if more than 50% of such shares are represented.


     "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

     "NAF Global Equity Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF International Equity Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF International Small Cap Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "North American Funds Declaration of Trust" shall mean the Amended and Restated Agreement and Declaration of Trust of North American Funds dated as of February 18, 1994, as amended from time to time.

     "North American Funds Prospectuses" shall mean the prospectuses relating to the Acquired Funds each dated March 1, 2001, in each case as amended or supplemented.

     "North American Funds Statement of Additional Information" shall mean the statement of additional information relating to the Acquired Funds, dated March 1, 2001, as amended or supplemented.

     "N-14 Registration Statement" has the meaning ascribed thereto in
  Section 3(n) hereof.

     "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

     "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

     "Reorganization" has the meaning ascribed thereto in the third paragraph under the heading "Plans of Reorganization" hereof. For purposes of this Agreement, the term "Reorganization" shall refer to the Global Equity Fund Reorganization, the International Equity Fund Reorganization and the International Small Cap Fund Reorganization, as the context requires.

     "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

     "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company
  Act.

     "S&S" shall mean Shearman & Sterling, counsel to SunAmerica Equity Funds and the Acquiring Fund.

     "Section 17 Order" shall mean an order obtained from the Commission pursuant to Section 17(b) of the Investment Company Act to exempt consummation of a Reorganization from the prohibitions of Section 17(a) of such Act.

     "Securities Act" shall mean the Securities Act of 1933, as amended.

     "Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Equity Funds Declaration of Trust" shall mean the Declaration of Trust of SunAmerica Equity Funds, dated as of June 18, 1986, as amended from time to time.

     "SunAmerica Equity Funds Prospectuses" shall mean the preliminary prospectus relating to the SunAmerica Equity Funds, dated January 29, 2001, in the case of Class A, Class B and Class II Shares, and the Prospectus contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares.


     "SunAmerica Equity Funds Statements of Additional Information" shall mean the statement of additional information relating to the Acquiring Fund, dated January 29, 2001, in the case of Class A,

  Class B and Class II Shares, and the statement of additional information contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares.


     "SunAmerica International Equity Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

   b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

   c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

   d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. The Reorganization(s).

   a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund (as to each Acquired Fund, such assets are collectively referred to herein as the "Assets").

   b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (as to each Acquired Fund, such liabilities are collectively referred to herein as the "Assumed Liabilities").

   c. Issuance and Valuation of Corresponding Shares in the Reorganization. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of each of the Acquired Fund's Assets and the Acquiring Fund's Corresponding Shares shall be determined in accordance with the procedures described in the SunAmerica Equity Funds Prospectuses and the SunAmerica Equity Funds Statement of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

   d. Distribution of Corresponding Shares to the Acquired Fund
Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

   e. Interest; Proceeds. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

   f. Valuation Time.

     i. The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on November 9, 2001 or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

     ii. In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   g. Evidence of Transfer. The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the Commonwealth of Massachusetts to effect the transfer of the Assets to the Acquiring Fund.

   h. Termination. The Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization by making any required filings with the Commonwealth of Massachusetts, as provided in Section 5(e) hereof.

   i. Separate Agreements; Reorganizations Not Conditioned on One Another. Each of the respective parties hereto hereby agrees that this Agreement shall constitute a separate agreement and plan of reorganization as to each of (i) the Global Equity Fund Reorganization, (ii) the International Equity Fund Reorganization and (iii) the International Small Cap Fund Reorganization. The parties further agree that the consummation of one Reorganization shall not be conditioned on the consummation of any other Reorganization.

3. Representations and Warranties of the Acquired Fund.

   The Acquired Fund represents and warrants to the Acquiring Fund as follows:

   a. Formation and Qualification. The Acquired Fund is a separate investment portfolio of North American Funds, a business trust duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. North American Funds is duly qualified, registered or licensed to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquired Fund.

   b. Licenses. The Acquired Fund (or North American Funds on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. North American Funds is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-05797), and such registration has not been suspended, revoked or rescinded and is in full force and effect. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for its current taxable year.


   c. Authority. North American Funds, on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of North American Funds or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by North American Funds, on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Financial Statements. The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of October 31, 2000, said financial statements having been audited by PricewaterhouseCoopers LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   e. Semi-Annual Report to Shareholders. The Acquiring Fund has been furnished with the Acquired Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   f. Prospectuses and Statement of Additional Information. The Acquiring Fund has been furnished with the North American Funds Prospectuses and the North American Funds Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectuses and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

   h. Material Contracts. There are no material contracts outstanding to which North American Funds on behalf of the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement, the North American Funds Prospectuses or the North American Funds Statement of Additional Information.

   i. No Conflict. The execution and delivery of this Agreement by North American Funds on behalf of the Acquired Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) North American Funds' Declaration of Trust or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which North American Funds on behalf of the Acquired Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

   j. Undisclosed Liabilities. The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since April 30, 2001, and those incurred in connection with the Reorganization.

   k. Taxes. The Acquired Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

   l. Assets. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

   m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) a Majority Shareholder Vote, and
(iii) if necessary, receipt of a Section 17 Order.

   n. N-14 Registration Statement. The registration statement filed, or to be filed, by SunAmerica Equity Funds on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   o. Capitalization. Under the Declaration of Trust of North American Funds, the Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and Class I shares. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for
(i) the right of Class B shares of the Acquired Fund to automatically convert to Class A shares of the Acquired Fund eight years after the purchase thereof, or (ii) in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

   p. Books and Records. The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4. Representations and Warranties of the Acquiring Fund.

   The Acquiring Fund represents and warrants to the Acquired Fund as follows:

   a. Formation and Qualification. The Acquiring Fund is a separate investment portfolio of SunAmerica Equity Funds, a business trust duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. SunAmerica Equity Funds is duly qualified, registered or licensed as a foreign corporation to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund has not yet commenced operations, and the only Shares issued have been to an initial seed investor.

   b. Licenses. The Acquiring Fund (or SunAmerica Equity Funds on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. SunAmerica Equity Funds is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-4801), and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund intends to qualify for the special tax treatment afforded to RICs under Sections 851-855 of the Code from and after consummation of the Reorganization and thereafter.


   c. Authority. SunAmerica Equity Funds, on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by SunAmerica Equity Funds, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Prospectuses and Statements of Additional Information. The Acquired Fund has been furnished with the SunAmerica Equity Funds Prospectuses and the SunAmerica Equity Funds Statements of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectuses and Statements of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   e. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

   f. Material Contracts. There are no material contracts outstanding to which SunAmerica Equity Funds on behalf of the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement, the SunAmerica Equity Funds Prospectuses, or the SunAmerica Equity Funds Statements of Additional Information.

   g. No Conflict. The execution and delivery of this Agreement by SunAmerica Equity Funds on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the SunAmerica Equity Funds Declaration of Trust or by-laws, each as amended, supplemented and in effect as of the date hereof,
(ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which SunAmerica Equity Funds on behalf of the Acquiring Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

   h. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) and (ii) if necessary, receipt of a
Section 17 Order.

   i. N-14 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   j. Capitalization. Under the Declaration of Trust of SunAmerica Equity Funds, the Acquiring Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, divided into four classes, designated Class A, Class B, Class II and Class I. All issued and outstanding shares of the Acquiring Fund (if any) are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquiring Fund to automatically convert to Class A shares of the Acquiring Fund approximately eight years after the purchase thereof or (ii) in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.


   k. Corresponding Shares.

     i. The Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement will be duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

     ii. At or prior to the Closing Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. Covenants of the Acquired Fund and the Acquiring Fund.

   a. Special Shareholders' Meeting. The Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

   b. Unaudited Financial Statements.

   (i) The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   (ii) The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund of Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   c. Share Ledger Records of the Acquiring Fund. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of Corresponding Shares by the Acquired Fund to such shareholders in accordance with Section 2(d) hereof.

   d. Conduct of Business. The Acquired Fund and the Acquiring Fund each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

   e. Termination of the Acquired Fund. North American Funds agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts and any other applicable law.

   f. Filing of N-14 Registration Statement. SunAmerica Equity Funds, on behalf of the Acquiring Fund, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

   g. Corresponding Shares. The Acquired Fund will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

   h. Tax Returns. The Acquired Fund each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes.

   i. Combined Proxy Statement and Prospectus Mailing. The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Fund) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

   j. Confirmation of Tax Basis. The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder.

   k. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by North American Funds on behalf of the Acquired Fund.

   l. New Series. SunAmerica Equity Funds, on behalf of the Acquiring Fund shall cause a post-effective amendment to its Registration Statement on Form N-1A (the "Acquiring Fund Post-Effective Amendment") to be filed with the Commission in a timely fashion to register the shares of the Acquiring Fund for sale under the Securities Act prior to the Closing Date.

6. Closing Date.

   The closing of the transactions contemplated by this Agreement shall be at the offices of Shearman & Sterling, 599 Lexington Avenue, New York, NY 10022 after the close of the New York Stock Exchange on November 9, 2001, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7. Conditions of the Acquired Fund.

   The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

   d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of SunAmerica Equity Funds, on behalf of the Acquiring Fund, including a majority of the Trustees who are not "interested persons" of North American Funds or SunAmerica Equity Funds as defined in Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Fund and (ii) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquiring Fund. At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

     i. a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of SunAmerica Equity Funds on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a),
  (b), (d) and (f) have been fulfilled;

     ii. the unaudited financial statements of the Acquiring Fund required by
  Section 5(b)(ii) hereof; and

     iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the Acquiring Fund in return solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) in accordance with Sections 357 and 361 of the Code, no gain or loss will be recognized to the Acquired Fund as a result of the Asset transfer solely in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or on the distribution (whether actual or constructive) of the Corresponding Shares to the Acquired Fund shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Fund on the receipt of the Assets in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement;
  (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Fund on the receipt (whether actually or constructively) of Corresponding Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization;
  (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received (whether actual or constructive) by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided that the Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and (ix) in accordance with Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, subject to applicable limitations, such as earnings and profits, capital loss carryovers and method of accounting.


   f. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   g. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

   h. N-14 Registration Statement; Acquiring Fund Post-Effective Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

   i. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   j. Commission Orders or Interpretations. The Acquired Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquired Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8. Conditions of the Acquiring Fund.

   The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

   d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of North American Funds, on behalf of the Acquired Fund, including a majority of the Trustees who are not "interested persons" of North American Funds or SunAmerica Equity Funds within the meaning of Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Fund and (ii) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquired Fund. At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

     i. a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of North American Funds on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c),
  (d) and (f) have been fulfilled;

     ii. the unaudited financial statements of the Acquired Fund required by
  Section 5(b)(i) hereof; and

     iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(iii) hereof.

   f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Fund since April 30, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund's customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

   g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

   i. N-l4 Registration Statement; Acquiring Fund Post-Effective
Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

   j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   k. Commission Orders or Interpretations. The Acquiring Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquiring Fund, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

   l. Dividends. [intentionally left blank]


9. Termination, Postponement and Waivers.

   a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

     i. by the Acquired Fund or the Acquiring Fund if:

       (1) the Board of Trustees of North American Funds and the Board of Trustees of SunAmerica Equity Funds so mutually agree in writing; or

       (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(3) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied;

     ii. by the Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

     iii. by the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

   b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of North American Funds and the Board of Trustees of SunAmerica Equity Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

   c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund, North American Funds or SunAmerica Equity Funds, or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

   d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10. Survival of Representations and Warranties.

   The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring Fund nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee or agent of the Acquired Fund or the Acquiring Fund, or of North American Funds or SunAmerica Equity Funds against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11. Other Matters.

   a. Obligations under Massachusetts Law. Copies of the North American Funds Declaration of Trust Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trustees of North American Funds on behalf of the Acquired Fund, as trustees and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers, employees, agents or shareholders of North American Funds individually, but are binding solely upon the assets and property of the Acquired Fund.

   b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

   c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

   If to the Acquired Fund, to:      North American Funds
                                     286 Congress Street
                                     Boston, MA 02210
                                     Attention: Nori Gabert, Esq.

   With a copy to:                   Sullivan & Worcester LLP
                                     1025 Connecticut Avenue, N.W.
                                     Suite 1000
                                     Washington, DC 20036
                                     Attention: David M. Leahy, Esq.

   If to the Acquiring Fund, to:
                                     SunAmerican Equity Funds
                                     733 Third Avenue, Third Floor
                                     New York, NY 10017
                                     Attention: Robert M. Zakem, Esq.
   With a copy to:                   Shearman & Sterling
                                     599 Lexington Avenue
                                     New York, New York 10022
                                     Attention: Margery K. Neale, Esq.

   d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

   e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Corresponding Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

   f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

   g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   h. Costs of the Reorganization. All costs of the Reorganization shall be borne by American International Group, Inc. or an affiliate thereof, regardless of whether the Reorganization is consummated.

   i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

   j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

   k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

   IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

Attest:                                  North American Funds on behalf of
                                         Global Equity Fund

                                         International Equity Fund
By: _________________________________    International Small Cap Fund

  Name:
  Title:
                                         By: __________________________________
                                            Name:
                                            Title:


Attest:                                  SunAmerica Equity Funds on behalf of
                                         SunAmerica International Equity Fund



By: _________________________________
  Name:                                  By: __________________________________
  Title:                                    Name:
                                            Title:

                      STATEMENT OF ADDITIONAL INFORMATION

                            SUNAMERICA EQUITY FUNDS
                         733 Third Avenue, Third Floor
                               New York, NY 10017
                                 (800) 858-8850

                               ----------------

   This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statements and Prospectuses (the "Proxy Statements and Prospectuses"), each dated October 1, 2001, which have been filed with the Securities and Exchange Commission by SunAmerica Equity Funds (sometimes referred to herein as the "Registrant") with respect to the matters described in "General Information" below. Copies of the Proxy Statements and Prospectuses may be obtained at no charge upon request by writing to the Registrant at the address indicated above or by calling toll-free 1-800-858-8850. This Statement of Additional Information has been incorporated by reference into each Proxy Statement and Prospectus.


   Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statements and Prospectuses.

   Further information about the Existing Acquiring Funds (as defined below) is contained in the Existing Acquiring Funds' Prospectus and Statement of Additional Information, each dated January 29, 2001, as supplemented, and the Annual Reports to Shareholders of the Existing Acquiring Funds for the year ended September 30, 2000 and the Semi-Annual Report to Shareholders of the Existing Acquiring Funds for the six months ended March 31, 2001. Further information about the NAF Acquired Funds (as defined below) is contained in the NAF Acquired Funds' Prospectuses and Statement of Additional Information, each dated March 1, 2001, as supplemented, the Annual Report to Shareholders of the NAF Acquired Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of the NAF Acquired Funds for the six months ended April 30, 2001. Further information about SunAmerica International Equity Portfolio, a separate investment portfolio of SunAmerica Style Select Series, Inc. ("SunAmerica International Equity Portfolio" or the "SunAmerica Acquired Fund"), is contained in the SunAmerica Acquired Fund's Prospectus and Statement of Additional Information, each dated February 28, 2001, as supplemented, the Annual Report to Shareholders of the SunAmerica Acquired Fund for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of the SunAmerica Acquired Fund for the six months ended April 30, 2001.


   The following documents are incorporated herein by reference and accompany this Statement of Additional Information:

  . The Statement of Additional Information of the Existing Acquiring Funds, dated January 29, 2001, as supplemented.


  . The Annual Report to Shareholders of the Existing Acquiring Funds for the year ended September 30, 2000.


  . The Semi-Annual Report to Shareholders of the Existing Acquiring Funds for the six months ended March 31, 2001.


  . The Statement of Additional Information of the NAF Acquired Funds, dated
    March 1, 2001, as supplemented.


  . The Annual Report to Shareholders of the NAF Acquired Funds for the year ended October 31, 2000.


  . The Semi-Annual Report to Shareholders of the NAF Acquired Funds for the six months ended April 30, 2001.


 The date of this Statement of Additional Information is October 1, 2001.

  . The Statement of Additional Information of the SunAmerica Acquired Fund, dated February 28, 2001, as supplemented.


  . The Annual Report to Shareholders of the SunAmerica Acquired Fund for the year ended October 31, 2000.

  . The Semi-Annual Report to Shareholders of the SunAmerica Acquired Fund for the six months ended April 30, 2001.

   The Securities and Exchange Commission maintains a web site
(http://www.sec.gov) that contains the prospectuses and combined statements of additional information of the Funds, other material incorporated by reference and other information regarding the Funds.

                               TABLE OF CONTENTS


General Information......................................................  B-4

Financial Statements.....................................................  B-5

NAF Balanced Fund and SunAmerica Balanced Assets Fund
  Pro Forma Combined Statement of Assets and Liabilities (unaudited) as of March 31, 2001.....................................................  B-6
  Pro Forma Combined Statement of Operations (unaudited) as of March 31,
   2001..................................................................  B-8
  Pro Forma Combined Portfolio of Investments (unaudited) as of March 31,
   2001..................................................................  B-9
  Notes to Pro Forma Financial Statements................................ B-14

NAF Large Cap Growth Fund and SunAmerica Blue Chip Growth Fund
  Pro Forma Combined Statement of Assets and Liabilities (unaudited) as of March 31, 2001..................................................... B-16
  Pro Forma Combined Statement of Operations (unaudited) as of March 31,
   2001.................................................................. B-18
  Pro Forma Combined Portfolio of Investments (unaudited) as of March 31,
   2001.................................................................. B-19
  Notes to Pro Forma Financial Statements................................ B-24

NAF Growth & Income Fund and SunAmerica Growth and Income Fund
  Pro Forma Combined Statement of Assets and Liabilities (unaudited) as of March 31, 2001..................................................... B-26
  Pro Forma Combined Statement of Operations (unaudited) as of March 31,
   2001.................................................................. B-28
  Pro Forma Combined Portfolio of Investments (unaudited) as of March 31,
   2001.................................................................. B-29
  Notes to Pro Forma Financial Statements................................ B-33

NAF Mid Cap Growth Fund and SunAmerica Growth Opportunities Fund
  Pro Forma Combined Statement of Assets and Liabilities (unaudited) as of March 31, 2001..................................................... B-36
  Pro Forma Combined Statement of Operations (unaudited) as of March 31,
   2001.................................................................. B-38
  Pro Forma Combined Portfolio of Investments (unaudited) as of March 31,
   2001.................................................................. B-39
  Notes to Pro Forma Financial Statements................................ B-44

NAF Global Equity Fund, NAF International Equity Fund, NAF International
 Small Cap Fund and SunAmerica International Equity Portfolio
  Pro Forma Combined Statement of Assets and Liabilities (unaudited) as of March 31, 2001..................................................... B-47
  Pro Forma Combined Statement of Operations (unaudited) as of March 31,
   2001.................................................................. B-49
  Pro Forma Combined Portfolio of Investments (unaudited) as of March 31,
   2001.................................................................. B-50
  Notes to Pro Forma Financial Statements................................ B-71

                              GENERAL INFORMATION

   The shareholders of each separate investment portfolio of North American Funds, a Massachusetts business trust, set forth below (each a "NAF Acquired Fund," collectively, the "NAF Acquired Funds" and together with the SunAmerica Acquired Fund, the "Acquired Funds"), are being asked to approve or disapprove a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of each of the NAF Acquired Funds, the terms of which are the same in all material respects as the previous investment advisory agreement with AGAM. In addition, shareholders of each NAF Acquired Fund and shareholders of the SunAmerica International Equity Portfolio are being asked to approve or disapprove an Agreement and Plan of Reorganization (each a "Plan") between each of the Acquired Funds and the respective investment portfolio of SunAmerica Equity Funds, a Massachusetts business trust, set forth below (each an "Acquiring Fund," and collectively, the "Acquiring Funds"):



Acquired Fund:                   Acquiring Fund:
--------------                   ---------------
Balanced Fund                    SunAmerica Balanced Assets Fund

Large Cap Growth Fund            SunAmerica Blue Chip Growth Fund

Growth & Income Fund             SunAmerica Growth and Income Fund

Mid Cap Growth Fund              SunAmerica Growth Opportunities Fund

Global Equity Fund               SunAmerica International Equity Fund (the "New
                                 SunAmerica International Equity Fund")

International Equity Fund        New SunAmerica International Equity Fund

International Small Cap Fund     New SunAmerica International Equity Fund

SunAmerica International Equity
 Portfolio                       New SunAmerica International Equity Fund


   The SunAmerica Balanced Assets Fund, SunAmerica Blue Chip Growth Fund, SunAmerica Growth and Income Fund and SunAmerica Growth Opportunities Fund of SunAmerica Equity Funds are sometimes referred to herein as the "Existing Acquiring Funds."

   Each Plan provides for the acquisition by an Acquiring Fund of substantially all of the assets, and assumption of substantially all of the liabilities, of the respective Acquired Fund, solely in exchange for an equal aggregate value of newly issued shares (the "Corresponding Shares") of such Acquiring Fund. Each such transaction is referred to herein as a "Reorganization" and collectively, as the "Reorganizations." Immediately thereafter, and as part of the respective Reorganization, such Acquired Fund will distribute the Corresponding Shares received in such Reorganization to its shareholders. The consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization. The Acquired Funds and the Acquiring Funds are sometimes collectively referred to herein as the "Funds."

   Shareholders will receive the same class of Corresponding Shares as the shares of the respective Acquired Fund held by them immediately prior to the applicable Reorganization although the name of the class may be different. For example, if a shareholder owns Class C shares of an Acquired Fund, he or she will receive Class II shares of the respective Acquiring Fund since the Acquiring Funds do not have a class of shares called Class C. The aggregate net asset value of the Corresponding Shares will equal the aggregate net asset value of a shareholder's Acquired Fund shares. This means that a shareholder may end up with a different number of shares compared to the number that he or she originally held, but the total dollar value of the shares will be the same.


   A Joint Special Meeting of the Acquired Funds' shareholders to consider the New Investment Advisory Agreement and the Plans will be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001, at 10:00 a.m., Eastern Time. The approximate mailing date of the Proxy Statement and Prospectus is October 5, 2001.


   For further information about the Reorganizations, see the Proxy Statements and Prospectuses.

                              FINANCIAL STATEMENTS

   Unaudited Pro forma financial statements reflecting consummation of each Reorganization are included herein.

Acquired Funds

   Audited financial statements and accompanying notes for the fiscal year ended October 31, 2000 for the NAF Acquired Funds and the independent auditor's report thereon are incorporated herein by reference from the NAF Acquired Funds' Annual Report to Shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended April 30, 2001 for the NAF Acquired Funds are incorporated herein by reference from the NAF Acquired Funds' Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information.

   Audited financial statements and accompanying notes for the fiscal year ended October 31, 2000 for the SunAmerica International Equity Portfolio and the independent auditor's report thereon are incorporated herein by reference to SunAmerica International Equity Portfolio's Annual Report to Shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended April 30, 2001 for the SunAmerica International Equity Portfolio are incorporated herein by reference from the SunAmerica International Equity Portfolio's Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information.

Acquiring Funds

   Audited financial statements and accompanying notes for the fiscal year ended September 30, 2000 for the Existing Acquiring Funds and the independent auditor's report thereon are incorporated herein by reference from the Existing Acquiring Funds' Annual Report to Shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended March 31, 2001 for the Existing Acquiring Funds are incorporated herein by reference from the Existing Acquiring Funds Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information.

SUNAMERICA EQUITY FUNDS BALANCED ASSETS FUND
NORTH AMERICAN FUNDS BALANCED FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                                North American   SunAmerica Equity                     Pro Forma
                                                                Funds Balanced    Funds Balanced      Pro Forma        Combined
                                                                     Fund           Assets Fund      Adjustments        (Note 1)
                                                                  -------------  ---------------   -------------     --------------
ASSETS:
Investment securities, at value (identified cost $56,751,145,
$406,280,050, and $463,031,195, respectively)                     $  51,541,340    $ 392,008,491             --       $ 443,549,831
Short-term securities (identified cost $1,000, $0, and
$1,000, respectively)                                                     1,000             --               --               1,000
Repurchase agreements (cost equals market)                            2,261,000       12,796,000             --          15,057,000
Cash                                                                        824              422             --               1,246
Foreign cash                                                            202,833             --               --             202,833
Receivable for investments sold                                          65,586       11,357,499             --          11,423,085
Receivable for shares of beneficial interest sold                         2,356          297,479             --             299,835
Interest and dividends receivable                                       298,810        2,462,126             --           2,760,936
Receivable from investment adviser                                         --                514             --                 514
Prepaid expenses and other assets                                        79,246            7,655          (11,772)(A)        75,129
Receivable for foreign tax withholding reclaims                           4,276             --               --               4,276
                                                                  -------------    -------------    -------------     -------------
          Total assets                                               54,457,271      418,930,186          (11,772)      473,375,685
                                                                  -------------    -------------    -------------     -------------

LIABILITIES:
Payable for investments purchased                                          --          3,153,990             --           3,153,990
Payable for shares of beneficial interest                               248,192          760,198             --           1,008,390
Investment advisory and management
  fees payable                                                           23,798          270,001             --             293,799
Distribution and service maintenance
  fees payable                                                           39,956          215,779             --             255,735
Other accrued expenses                                                  128,517          302,795             --             431,312
Dividends payable                                                          --             70,256             --              70,256
                                                                  -------------    -------------    -------------     -------------
          Total liabilities                                             440,463        4,773,019                0         5,213,482
                                                                  -------------    -------------    -------------     -------------
                    Net assets                                    $  54,016,808    $ 414,157,167    ($     11,772)    $ 468,162,203
                                                                  =============    =============    =============     =============

NET ASSETS WERE COMPOSED OF:
Shares of beneficial interest, $.001, $.01, and $.01, par value   $       6,843    $     276,951    $      29,300 (B) $     313,094
Paid-in capital                                                      63,307,347      433,212,867          (29,300)(B)   496,490,914
                                                                  -------------    -------------    -------------     -------------
                                                                     63,314,190      433,489,818                0       496,804,008
Accumulated undistributed net
  investment income (loss)                                               79,334         (150,685)         (11,772)(A)       (83,123)

Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                        (4,159,592)      (4,910,407)            --          (9,069,999)

Net unrealized appreciation (depreciation) on
   investments                                                       (5,209,805)     (14,271,559)            --         (19,481,364)

Net unrealized appreciation (depreciation) of foreign
  currency, and other assets and liabilities                             (7,319)            --               --              (7,319)
                                                                  -------------    -------------    -------------     -------------
                    Net assets                                    $  54,016,808    $ 414,157,167    ($     11,772)    $ 468,162,203
                                                                  =============    =============    =============     =============

SUNAMERICA EQUITY FUNDS BALANCED ASSETS FUND
NORTH AMERICAN FUNDS BALANCED FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                 North American       SunAmerica Equity                                 Pro Forma
                                                 Funds Balanced        Funds Balanced           Pro Forma               Combined
                                                      Fund               Assets Fund            Adjustments              (Note 1)
                                                 ---------------       ----------------    --------------------     -  -------------

Class A:
     Net assets                                    $  7,286,284         $   264,131,925                ($1,588) (A)    $271,416,621
     Shares outstanding                                 927,998              17,644,795               (441,378) (B)      18,131,415
     Net asset value and redemption price per
      share                                        $       7.85         $         14.97                     --         $      14.97
     Maximum sales charge (5.75% of offering
       price)                                              0.48                    0.91                     --                 0.91
                                                   ------------         ---------------    -------------------         ------------
     Maximum offering price to public              $       8.33         $         15.88                     --         $      15.88
                                                   ============         ===============    ===================         ============
Class B:
     Net assets                                    $ 12,382,963         $   123,535,316                ($2,699) (A)    $135,915,580
     Shares outstanding                               1,580,602               8,277,263               (750,826) (B)       9,107,039
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)            $       7.83         $         14.92                     --         $      14.92
                                                   ============         ===============    ===================         ============

Class II:
     Net assets                                            --           $    26,489,926            $29,235,996 (D)     $ 55,725,922
     Shares outstanding                                    --                 1,773,072              1,956,894 (B)(D)     3,729,966
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                               --           $         14.94                     --         $      14.94
     Maximum sales charge (1.00% of offering
       price)                                              --                      0.15                     --                 0.15
                                                   ------------         ---------------    -------------------         ------------
     Maximum offering price to public                      --           $         15.09                     --         $      15.09
                                                   ============         ===============    ===================         ============

Class C:
     Net assets                                    $ 29,242,368                      --           ($29,242,368)(A)(D)  $          0
     Shares outstanding                               3,684,912                      --             (3,684,912)(B)(D)             0
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)            $       7.94                      --                     --                   --
                                                   ============         ===============    ===================         ============

Class I:
     Net assets                                    $  5,105,193                      --                ($1,113)(A)     $  5,104,080
     Shares outstanding                                 649,582                      --               (308,628)(B)(C)       340,954
     Net asset value, offering and redemption
      price per share                              $       7.86         $         14.97                     --         $      14.97
                                                   ============         ===============    ===================         ============


(A) To adjust for the remaining balances of any prepaid expenses on the North American Funds Balanced Fund to be expensed prior to the reorganization
(B) To adjust for a tax free exchange of North American Funds Balanced shares for shares of SunAmerica Equity Funds Balanced Assets
(C) Class I shares will be offered on SunAmerica Equity Funds Balanced Assets and will assume the net asset value of Class A
(D) Class C shares of North American Funds Balanced will receive Class II shares of SunAmerica Equity Funds Balanced Assets

See Notes to Pro Forma Financial Statements

SUNAMERICA EQUITY FUNDS BALANCED ASSETS FUND
NORTH AMERICAN FUNDS BALANCED FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(unaudited)

                                                               North America     SunAmerica
                                                                   Fund         Equity Funds                          Pro Forma
                                                                 Balanced     Balanced Assets     Pro Forma           Combined
                                                                   Fund             Fund         Adjustments          (Note 1)
                                                              -------------    -------------    -------------       -------------
INVESTMENT INCOME:
Income:
  Interest                                                    $   1,485,894    $  10,593,564    $           0       $  12,079,458
  Dividends*                                                        380,088        2,232,479                0           2,612,567
                                                              -------------    -------------    -------------       -------------
         Total investment income                                  1,865,982       12,826,043                0          14,692,025
                                                              -------------    -------------    -------------       -------------
Expenses:
  Investment advisory and management fees                           443,842        3,663,559          (39,202)(E)       4,068,199
  Distribution and service maintenance fees
     Class A                                                         27,437        1,048,783                0           1,076,220
     Class B                                                        133,277        1,720,845                0           1,854,122
     Class II                                                             0          266,632          311,481 (D)         578,113
     Class C                                                        311,481                0         (311,481)(D)               0
     Class I                                                         13,641                0                0              13,641
  Transfer agent fees and expenses                                  165,518                0         (165,518)(E)               0
     Class A                                                              0          822,694           21,166 (E)         843,860
     Class B                                                              0          436,637           33,319 (E)         469,956
     Class II                                                             0           61,095           90,329 (E)         151,424
     Class I                                                              0                0           16,369 (E)          16,369
  Registration fees                                                  39,909                0          (39,909)(E)               0
     Class A                                                              0           45,768            1,000 (E)          46,768
     Class B                                                              0           18,336            1,000 (E)          19,336
     Class II                                                             0           16,252            4,000 (E)          20,252
     Class I                                                              0                0            8,000 (E)           8,000
  Accounting/Administration                                          62,181                0          (62,181)(E)               0
  Custodian fees and expenses                                        31,924          224,200           (8,815)(E)         247,309
  Audit and legal fees                                               26,625           25,555          (19,680)(F)          32,500
  Miscellaneous expenses                                             28,707           92,891          (28,000)(F)          93,598
                                                              -------------    -------------    -------------       -------------
     Total expenses                                               1,284,542        8,443,247         (188,122)          9,539,667
     Less: expenses waived/reimbursed by investment adviser         (53,973)         (11,817)          21,827 (G)         (43,963)
     Less: custody credits earned on cash balances                        0                0                0                   0
                                                              -------------    -------------    -------------       -------------
     Net expenses                                                 1,230,569        8,431,430         (166,295)          9,495,704
                                                              -------------    -------------    -------------       -------------
Net investment income (loss)                                        635,413        4,394,613          166,295           5,196,321
                                                              -------------    -------------    -------------       -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                          (3,656,126)      23,609,906                0          19,953,780
Net realized gain (loss) on foreign currency and
  other assets and liabilities                                         (399)               0                0                (399)
Net change in unrealized appreciation/depreciation of
  investments                                                    (3,942,149)    (151,940,091)               0        (155,882,240)
Net change in unrealized appreciation/depreciation on
  foreign currency and other assets and liabilities                    (904)               0                0                (904)
                                                              -------------    -------------    -------------       -------------
Net realized and unrealized gain (loss) on investments,
  foreign currency and other assets and liabilities              (7,599,578)    (128,330,185)               0        (135,929,763)
                                                              -------------    -------------    -------------       -------------

NET INCREASE (DECREASE) IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                           ($  6,964,165)   ($123,935,572)   $     166,295       ($130,733,442)
                                                              =============    =============    =============       =============

*Net of foreign withholding taxes on dividends of             $           0    $      17,080    $           0       $      17,080
                                                              =============    =============    =============       =============

(D) Class C shares of North American Funds Balanced will receive Class II shares of SunAmerica Equity Funds Balanced Assets
(E) Reflects adjustments to expenses based on surviving fund's fee schedules and combined net assets
(F)  Reflects the elimination of duplicate services or fees
(G) Reflects adjustments to expenses waived/reimbused by investment adviser based on pro forma expenses


See Notes to Pro Forma Financial Statements

                 SunAmerica Equity Funds Balanced Assets Fund
                      North American Funds Balanced Fund
                  Pro Forma Combined Portfolio of Investments
                             As of March 31, 2001
                                  (unaudited)


             Principal/Shares
----------------------------------------------
             SunAmerica                                                                                                  SunAmerica
   North       Equity                                                                                           North      Equity
  American      Funds                                                                                          American     Funds
    Fund      Balanced                                                                                           Fund     Balanced
  Balanced     Assets          Pro Forma                                                           Maturity    Balanced    Assets
    Fund        Fund           Combined                   Description                     Coupon     Date        Fund       Fund
------------  ------------   ----------------------------------------------------------  --------  --------   ---------  --------
                                            COMMON STOCK                                                        64.2%       53.2%
                                            Apparel & Textiles                                                   0.0%        0.3%
        -        66,300        66,300       Oakley, Inc. +
                                            Automotive                                                           1.0%        0.0%
   10,300             -        10,300       General Motors Corp.
                                            Banks                                                                3.1%        2.7%
   16,500        90,000       106,500       Bank of New York Co., Inc.
        -       129,700       129,700       FleetBoston Financial Corp.
        -        42,600        42,600       Mellon Financial Corp.
   17,600             -        17,600       Wells Fargo & Co.
                                            Broadcasting & Media                                                 4.0%        3.3%
   19,000       138,450       157,450       AOL Time Warner, Inc. +
   24,400        95,000       119,400       AT&T Corp.-Liberty Media Group, Class A +
        -        85,300        85,300       Comcast Corp., Class A +
   15,500        80,000        95,500       EchoStar Communications Corp., Class A +
    7,600             -         7,600       Omnicom Group, Inc.
        -        48,100        48,100       Pegasus Communications Corp. +
                                            Business Services                                                    0.0%        0.4%
        -        70,000        70,000       Waste Management, Inc.
                                            Chemicals                                                            0.8%        0.0%
   13,000             -        13,000       Dow Chemical Co.
                                            Communication Equipment                                              3.6%        1.0%
   24,500       190,800       215,300       Cisco Systems, Inc. +
   20,400             -        20,400       Corning, Inc.
   24,800             -        24,800       Crown Castle International Corp. +
    4,600        10,000        14,600       Juniper Networks, Inc. +
        -        71,100        71,100       Lucent Technologies, Inc.
   25,700             -        25,700       Nokia Corp., Class A ADR
                                            Computers & Business Equipment                                       1.9%        2.7%
        -       150,000       150,000       Dell Computer Corp. +
   16,700       140,000       156,700       EMC Corp. +
        -        35,000        35,000       International Business Machines Corp.
    4,900             -         4,900       Redback Networks, Inc. +
   30,600             -        30,600       Sun Microsystems, Inc. +
                                            Computer Software                                                    1.9%        2.2%
   14,200       163,200       177,400       Microsoft Corp. +
    5,600             -         5,600       VERITAS Software Corp. +
                                            Conglomerate                                                         1.4%        5.1%
   17,600       340,000       357,600       General Electric Co.
        -       161,600       161,600       Tyco International Ltd.
                                            Electronics                                                          3.1%        4.5%
   11,500             -        11,500       Analog Devices, Inc. +
    9,000       120,000       129,000       Applied Materials, Inc. +
        -        35,600        35,600       Emerson Electric Co.
   17,400       179,200       196,600       Intel Corp.
    9,500        70,000        79,500       Micron Technology, Inc. +

             Principal/Shares                                                                              Market Value
----------------------------------------------                                                   -----------------------------------
              Balanced         Pro Forma                                                Pro Forma             Balanced    Pro Forma
Balanced       Assets          Combined                   Description                   Combined  Balanced     Assets      Combined
------------  ------------   --------------------------------------------------------   --------- ----------  ----------  ----------
                                            COMMON STOCK                                   54.5%
                                            Apparel & Textiles                              0.3%
        -        66,300        66,300       Oakley, Inc. +                                               -     1,178,151   1,178,151
                                            Automotive                                      0.1%
   10,300             -        10,300       General Motors Corp.                                   534,055             -     534,055
                                            Banks                                           2.7%
   16,500        90,000       106,500       Bank of New York Co., Inc.                             812,460     4,431,600   5,244,060
        -       129,700       129,700       FleetBoston Financial Corp.                                  -     4,896,175   4,896,175
        -        42,600        42,600       Mellon Financial Corp.                                       -     1,726,152   1,726,152
   17,600             -        17,600       Wells Fargo & Co.                                      870,672             -     870,672
                                            Broadcasting & Media                            3.4%
   19,000       138,450       157,450       AOL Time Warner, Inc. +                                762,850     5,558,767   6,321,617
   24,400        95,000       119,400       AT&T Corp.-Liberty Media Group, Class A +              341,600     1,330,000   1,671,600
        -        85,300        85,300       Comcast Corp., Class A +                                     -     3,577,269   3,577,269
   15,500        80,000        95,500       EchoStar Communications Corp., Class A +               429,156     2,215,000   2,644,156
    7,600             -         7,600       Omnicom Group, Inc.                                    629,888             -     629,888
        -        48,100        48,100       Pegasus Communications Corp. +                               -     1,106,300   1,106,300
                                            Business Services                               0.4%
        -        70,000        70,000       Waste Management, Inc.                                       -     1,729,000   1,729,000
                                            Chemicals                                       0.1%
   13,000             -        13,000       Dow Chemical Co.                                       410,410             -     410,410
                                            Communication Equipment                         1.3%
   24,500       190,800       215,300       Cisco Systems, Inc. +                                  387,406     3,017,025   3,404,431
   20,400             -        20,400       Corning, Inc.                                          422,076             -     422,076
   24,800             -        24,800       Crown Castle International Corp. +                     367,350             -     367,350
    4,600        10,000        14,600       Juniper Networks, Inc. +                               174,616       379,600     554,216
        -        71,100        71,100       Lucent Technologies, Inc.                                    -       708,867     708,867
   25,700             -        25,700       Nokia Corp., Class A ADR                               616,800             -     616,800
                                            Computers & Business Equipment                  2.6%
        -       150,000       150,000       Dell Computer Corp. +                                        -     3,853,125   3,853,125
   16,700       140,000       156,700       EMC Corp. +                                            490,980     4,116,000   4,606,980
        -        35,000        35,000       International Business Machines Corp.                        -     3,366,300   3,366,300
    4,900             -         4,900       Redback Networks, Inc. +                                64,092             -      64,092
   30,600             -        30,600       Sun Microsystems, Inc. +                               470,322             -     470,322
                                            Computer Software                               2.1%
   14,200       163,200       177,400       Microsoft Corp. +                                      776,562     8,925,000   9,701,562
    5,600             -         5,600       VERITAS Software Corp. +                               258,944             -     258,944
                                            Conglomerate                                    4.7%
   17,600       340,000       357,600       General Electric Co.                                   736,736    14,232,400  14,969,136
                                                                                                         -     6,985,968   6,985,968
        -       161,600       161,600       Tyco International Ltd.                         4.3%
                                            Electronics                                            416,760             -     416,760
                                                                                                   391,500     5,220,000   5,611,500
   11,500             -        11,500       Analog Devices, Inc. +                                       -     2,205,776   2,205,776
    9,000       120,000       129,000       Applied Materials, Inc. +                              457,838     4,715,200   5,173,038
        -        35,600        35,600       Emerson Electric Co.                                   394,535     2,907,100   3,301,635
   17,400       179,200       196,600       Intel Corp.
    9,500        70,000        79,500       Micron Technology, Inc. +

                 SunAmerica Equity Funds Balanced Assets Fund
                      North American Funds Balanced Fund
                  Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                  (unaudited)


             Principal/Shares
----------------------------------------------
             SunAmerica                                                                                                  SunAmerica
   North       Equity                                                                                           North      Equity
  American      Funds                                                                                          American     Funds
    Funds     Balanced                                                                                           Funds    Balanced
  Balanced     Assets          Pro Forma                                                           Maturity    Balanced    Assets
    Fund        Fund           Combined                   Description                     Coupon     Date        Fund       Fund
------------  ------------   ----------------------------------------------------------  --------  --------   ---------  --------
        -       110,000       110,000       Texas Instruments, Inc. +
                                            Energy Services                                                     1.0%        1.5%
        -        40,300        40,300       Nabors Industries, Inc. +
        -        45,000        45,000       Noble Drilling Corp. +
        -        60,000        60,000       Santa Fe International Corp.
    9,200             -         9,200       Schlumberger Ltd.
                                            Energy Sources                                                      3.4%        2.4%
    7,500             -         7,500       AES Corp.
   10,800        47,400        58,200       Apache Corp.
        -        28,400        28,400       Burlington Resources Inc.
        -        60,000        60,000       Devon Energy Corp.
   10,296        32,500        42,796       Exxon Mobil Corp.
                                            Financial Services                                                  6.5%        9.0%
   13,600             -        13,600       Allmerica Financial Corp.
        -        75,000        75,000       American Express Co.
        -        77,400        77,400       Capital One Financial Corp.
   19,533       180,000       199,533       Citigroup, Inc.
   16,300       223,340       239,640       J P Morgan Chase & Co., Inc.
        -        70,000        70,000       Lehman Brothers Holdings, Inc.
   10,900        42,900        53,800       Morgan Stanley Dean Witter & Co.
        -       100,000       100,000       Providian Financial Corp.
   24,000             -        24,000       Stilwell Financial, Inc.
                                            Food, Beverage & Tobacco                                            0.8%        0.5%
   11,000             -        11,000       H.J. Heinz & Co.
        -        45,000        45,000       Philip Morris Cos., Inc.
                                            Forest Products                                                     0.0%        0.5%
        -        70,000        70,000       Georgia-Pacific Group
                                            Household Products                                                  1.8%        0.0%
    7,100             -         7,100       Colgate-Palmolive Co.
   19,000             -        19,000       Gillette Co.
                                            Internet Content                                                    1.2%        0.0%
   18,700             -        18,700       eBay, Inc. +
                                            Leisure & Tourism                                                   1.3%        0.0%
   23,000             -        23,000       Harrah's Entertainment, Inc. +
                                            Medical Products                                                    0.0%        2.1%
        -        65,800        65,800       Amgen, Inc. +
        -        52,100        52,100       Johnson & Johnson Co.
                                            Metals & Mining                                                     2.4%        0.0%
   17,200             -        17,200       Alcoa, Inc.
    6,500             -         6,500       Minnesota Mining & Manufacturing Co.
                                            Pharmaceuticals                                                    11.0%        7.6%
   14,400             -        14,400       Abbott Laboratories, Inc.
   14,800             -        14,800       American Home Products Corp.
        -        50,000        50,000       Biogen, Inc. +
        -        90,000        90,000       Bristol Myers Squibb Co.
   13,800        23,200        37,000       Genentech, Inc. +

             Principal/Shares                                                                              Market Value
----------------------------------------------                                                   -----------------------------------
              Balanced         Pro Forma                                                Pro Forma             Balanced    Pro Forma
Balanced       Assets          Combined                   Description                   Combined  Balanced     Assets      Combined
------------  ------------   --------------------------------------------------------   --------- ----------  ----------  ----------
        -       110,000       110,000       Texas Instruments, Inc. +                                    -     3,407,800   3,407,800
                                            Energy Services                                1.4%
        -        40,300        40,300       Nabors Industries, Inc. +                                    -     2,089,152   2,089,152
        -        45,000        45,000       Noble Drilling Corp. +                                       -     2,077,200   2,077,200
        -        60,000        60,000       Santa Fe International Corp.                                 -     1,950,000   1,950,000
    9,200             -         9,200       Schlumberger Ltd.                                      530,012             -     530,012
                                            Energy Sources                                 2.6%
    7,500             -         7,500       AES Corp.                                              374,700             -     374,700
   10,800        47,400        58,200       Apache Corp.                                           622,188     2,730,714   3,352,902
        -        28,400        28,400       Burlington Resources Inc.                                    -     1,270,900   1,270,900
        -        60,000        60,000       Devon Energy Corp.                                           -     3,492,000   3,492,000
   10,296        32,500        42,796       Exxon Mobil Corp.                                      833,976     2,632,500   3,466,476
                                            Financial Services                             8.7%
   13,600             -        13,600       Allmerica Financial Corp.                              705,704             -     705,704
        -        75,000        75,000       American Express Co.                                         -     3,097,500   3,097,500
        -        77,400        77,400       Capital One Financial Corp.                                  -     4,295,700   4,295,700
   19,533       180,000       199,533       Citigroup, Inc.                                        878,594     8,096,400   8,974,994
   16,300       223,340        239,640      J P Morgan Chase & Co., Inc.                           731,870    10,027,966  10,759,836
        -        70,000        70,000       Lehman Brothers Holdings, Inc.                               -     4,389,000   4,389,000
   10,900        42,900        53,800       Morgan Stanley Dean Witter & Co.                       583,150     2,295,150   2,878,300
        -       100,000       100,000       Providian Financial Corp.                                    -     4,905,000   4,905,000
   24,000             -        24,000       Stilwell Financial, Inc.                               643,680             -     643,680
                                            Food, Beverage & Tobacco                       0.6%
   11,000             -        11,000       H.J. Heinz & Co.                                       442,200             -     442,200
        -        45,000        45,000       Philip Morris Cos., Inc.                                     -     2,135,250   2,135,250
                                            Forest Products                                0.5%
        -        70,000        70,000       Georgia-Pacific Group                                        -     2,058,000   2,058,000
                                            Household Products                             0.2%
    7,100             -         7,100       Colgate-Palmolive Co.                                  392,346             -     392,346
   19,000             -        19,000       Gillette Co.                                           592,230             -     592,230
                                            Internet Content                               0.1%
   18,700             -        18,700       eBay, Inc. +                                           676,706             -     676,706
                                            Leisure & Tourism                              0.1%
   23,000             -        23,000       Harrah's Entertainment, Inc. +                         676,890             -     676,890
                                            Medical Products                               1.8%
        -        65,800        65,800       Amgen, Inc. +                                                -     3,960,338   3,960,338
        -        52,100        52,100       Johnson & Johnson Co.                                        -     4,557,187   4,557,187
                                            Metals & Mining                                0.3%
   17,200             -        17,200       Alcoa, Inc.                                            618,340             -     618,340
    6,500             -         6,500       Minnesota Mining & Manufacturing Co.                   675,350             -     675,350
                                            Pharmaceuticals                                8.0%
   14,400             -        14,400       Abbott Laboratories, Inc.                              679,536             -     679,536
   14,800             -        14,800       American Home Products Corp.                           869,500             -     869,500
        -        50,000        50,000       Biogen, Inc. +                                               -     3,165,625   3,165,625
        -        90,000        90,000       Bristol Myers Squibb Co.                                     -     5,346,000   5,346,000
   13,800        23,200        37,000       Genentech, Inc. +                                      696,900     1,171,600   1,868,500


                 SunAmerica Equity Funds Balanced Assets Fund
                      North American Funds Balanced Fund
                  Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                  (unaudited)


             Principal/Shares
----------------------------------------------
  North        SunAmerica                                                                                      North     SunAmerica
 American     Equity Funds                                                                                    American  Equity Funds
  Funds         Balanced                                                                                       Funds      Balanced
 Balanced        Assets        Pro Forma                                                           Maturity   Balanced     Assets
   Fund           Fund         Combined                   Description                     Coupon     Date       Fund        Fund
------------  ------------   ----------------------------------------------------------  --------  --------   ---------  --------
   21,800             -        21,800       King Pharmaceuticals, Inc. +
    9,600       106,900       116,500       Merck & Co., Inc.
   17,800       142,200       160,000       Pfizer, Inc.
   14,800        90,000       104,800       Pharmacia Corp.
        -        90,000        90,000       Schering Plough Corp.
   10,800             -        10,800       Teva Pharmaceutical Industries Ltd. ADR
                                            Retail Stores                                                        3.5%        4.6%
        -       180,000       180,000       Gap, Inc.
        -        50,000        50,000       Home Depot, Inc.
   18,200             -        18,200       Radioshack Corp.
   16,900        96,000       112,900       Target Corp.
   12,400       185,000       197,400       Wal Mart Stores, Inc.
                                            Telecommunications                                                   5.6%        1.4%
        -        12,500        12,500       CIENA Corp. +
   32,600        64,500        97,100       General Motors Corp., Class H +
   30,300             -        30,300       Nextel Communications, Inc., Class A +
        -        70,000        70,000       QUALCOMM, Inc. +
   20,318             -        20,318       Qwest Communications International, Inc. +
   15,000             -        15,000       SBC Communications, Inc.
   11,900             -        11,900       Verizon Communications
                                            Transportation                                                       0.9%        0.0%
   28,100             -        28,100       Norfolk Southern Corp.
                                            Utilities                                                            4.0%        1.4%
        -        75,000        75,000       Calpine Corp. +
   16,800             -        16,800       Duke Energy Co.
   12,553             -        12,553       El Paso Corp.
        -        28,400        28,400       Exelon Corp.
   18,000             -        18,000       Unocal Corp.
                                            Total Common Stock
                                               (cost $40,438,963; 233,690,565; $274,129,528)

                                            BONDS & NOTES                                                       19.9%        8.7%
                                            Aerospace & Military Technology                                      0.0%        1.0%
        -     4,000,000     4,000,000       Lockheed Martin Corp.                            7.25  05/15/06
                                            Automotive                                                           0.0%        1.1%
        -     5,000,000     5,000,000       Daimler Chrysler Corp.                           7.45  03/01/27
                                            Electronics                                                          0.0%        0.7%
        -     3,000,000     3,000,000       Texas Instruments, Inc.                          6.13  02/01/06
                                            Financial Services                                                   0.0%        4.7%
        -     5,000,000     5,000,000       CS First Boston Mortgage Securities Corp.        6.48  05/17/08
        -     5,000,000     5,000,000       Ford Motor Credit Co.                            8.00  06/15/02
        -     5,000,000     5,000,000       Goldman Sachs Group LP *                         6.60  07/15/02
        -     4,000,000     4,000,000       Morgan Stanley Group, Inc.                       6.88  03/01/07
                                            Food, Beverage & Tobacco                                             0.0%        1.2%
        -     5,000,000     5,000,000       Hershey Foods Corp.                              7.20  08/15/27
                                            Telecommunications                                                   7.7%        0.0%

             Principal/Shares                                                                              Market Value
----------------------------------------------                                                   -----------------------------------
              Balanced         Pro Forma                                                Pro Forma             Balanced    Pro Forma
Balanced       Assets          Combined                   Description                   Combined  Balanced     Assets      Combined
------------  ------------   --------------------------------------------------------   --------- ----------  ----------  ----------
   21,800             -        21,800       King Pharmaceuticals, Inc. +                           888,350            -      888,350
    9,600       106,900       116,500       Merck & Co., Inc.                                      728,640    8,113,710    8,842,350
   17,800       142,200       160,000       Pfizer, Inc.                                           728,910    5,823,090    6,552,000
   14,800        90,000       104,800       Pharmacia Corp.                                        745,476    4,533,300    5,278,776
        -        90,000        90,000       Schering Plough Corp.                                        -    3,287,700    3,287,700
   10,800             -        10,800       Teva Pharmaceutical Industries Ltd. ADR                589,950            -      589,950
                                            Retail Stores                                  4.5%
        -       180,000       180,000       Gap, Inc.                                                    -    4,269,600    4,269,600
        -        50,000        50,000       Home Depot, Inc.                                             -    2,155,000    2,155,000
   18,200             -        18,200       Radioshack Corp.                                       667,758            -      667,758
   16,900        96,000       112,900       Target Corp.                                           609,752    3,463,680    4,073,432
   12,400       185,000       197,400       Wal Mart Stores, Inc.                                  626,200    9,342,500    9,968,700
                                            Telecommunications                             1.9%
        -        12,500        12,500       CIENA Corp. +                                                -      521,875      521,875
   32,600        64,500        97,100       General Motors Corp., Class H +                        635,700    1,257,750    1,893,450
   30,300             -        30,300       Nextel Communications, Inc., Class A +                 435,563            -      435,563
        -        70,000        70,000       QUALCOMM, Inc. +                                             -    3,963,750    3,963,750
   20,318             -        20,318       Qwest Communications International, Inc. +             712,146            -      712,146
   15,000             -        15,000       SBC Communications, Inc.                               669,450            -      669,450
   11,900             -        11,900       Verizon Communications                                 586,670            -      586,670
                                            Transportation                                 0.1%
   28,100             -        28,100       Norfolk Southern Corp.                                 470,394                   470,394
                                            Utilities                                      1.7%
        -        75,000        75,000       Calpine Corp. +                                              -    4,130,250    4,130,250
   16,800             -        16,800       Duke Energy Co.                                        718,032            -      718,032
   12,553             -        12,553       El Paso Corp.                                          819,711            -      819,711
        -        28,400        28,400       Exelon Corp.                                                 -    1,863,040    1,863,040
   18,000             -        18,000       Unocal Corp.                                           622,260            -      622,260
                                            Total Common Stock                                   ----------  -----------  ----------
                                               (cost $40,438,963; 233,690,565;
                                                 $274,129,528)                                   34,696,442  220,257,001 254,953,443
                                                                                                 ----------  ----------- -----------
                                            BONDS & NOTES                                 10.1%
                                            Aerospace & Military Technology                0.9%
        -     4,000,000     4,000,000       Lockheed Martin Corp.                                              4,191,920   4,191,920
                                            Automotive                                     1.0%
        -     5,000,000     5,000,000       Daimler Chrysler Corp.                                             4,614,400   4,614,400
                                            Electronics                                    0.6%
        -     3,000,000     3,000,000       Texas Instruments, Inc.                                            3,013,830   3,013,830
                                            Financial Services                             4.2%
        -     5,000,000     5,000,000       CS First Boston Mortgage Securities Corp.                          5,082,423   5,082,423
        -     5,000,000     5,000,000       Ford Motor Credit Co.                                              5,150,250   5,150,250
        -     5,000,000     5,000,000       Goldman Sachs Group LP *                                           5,088,040   5,088,040
        -     4,000,000     4,000,000       Morgan Stanley Group, Inc.                                         4,138,560   4,138,560
                                            Food, Beverage & Tobacco                       1.1%
        -     5,000,000     5,000,000       Hershey Foods Corp.                                                5,173,000   5,173,000
                                            Telecommunications                             0.9%

                 SunAmerica Equity Funds Balanced Assets Fund
                      North American Funds Balanced Fund
                  Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                  (unaudited)


             Principal/Shares
----------------------------------------------
  North        SunAmerica                                                                                      North     SunAmerica
 American     Equity Funds                                                                                    American  Equity Funds
  Funds         Balanced                                                                                       Funds      Balanced
 Balanced        Assets        Pro Forma                                                           Maturity   Balanced     Assets
   Fund           Fund         Combined                   Description                     Coupon     Date       Fund        Fund
------------  ------------   ----------------------------------------------------------  --------  --------   ---------  --------
  750,000             -       750,000       Esat Holdings                                            02/01/07
  500,000             -       500,000       Esat Telecommunications Group PLC                11.88   12/01/08
1,500,000             -     1,500,000       Metronet Communications Corp.                    10.75   06/15/08
  250,000             -       250,000       Public Service Company                            7.10   08/01/05
  250,000             -       250,000       Rogers Cantel Mobile, Inc.                        9.75   06/01/16
1,000,000             -     1,000,000       Worldcom, Inc                                     7.75   04/01/07
                                            Utilities                                                           12.2%        0.0%
1,250,000             -     1,250,000       Conmmonwealth Edison Co.                          8.38   09/15/22
  500,000             -       500,000       Consumers Energy Co.                              7.38   09/15/23
  600,000             -       600,000       El Paso Electric Co.                              9.40   05/01/11
1,000,000             -     1,000,000       Indiana & Michigan Power Co.                      8.50   12/15/22
  250,000             -       250,000       Niagara Mohawk Power Corp.                        8.50   07/01/23
  500,000             -       500,000       NRG Northeast Generating LLC                      9.29   12/15/24
1,000,000             -     1,000,000       Pennsylvania Power Co.                            8.50   07/15/22
  250,000             -       250,000       Texas Electric Utilities Co.                      7.88   04/01/24
1,000,000             -     1,000,000       Texas Electric Utilities Co.                      8.50   08/01/24
                                            Total Bonds & Notes
                                               (cost $10,608,602; $36,365,874; $46,947,476)

                                            U.S. GOVERNMENT AND AGENCIES                                        11.3%       32.7%
  200,000             -       200,000       Federal Home Loan Banks                           5.13   09/15/03
  500,000             -       500,000       Federal Home Loan Mortgage Corp.                  6.65   03/10/04
1,000,000             -     1,000,000       Federal Home Loan Mortgage Corp.                  6.88   01/15/05
        -     5,000,000     5,000,000       Federal Home Loan Mortgage Corp.                  7.00   07/15/05
        -     3,620,000     3,620,000       Federal National Mortgage Association             5.75   04/15/03
        -     1,000,000     1,000,000       Federal National Mortgage Association             5.75   02/15/08
  400,000             -       400,000       Federal National Mortgage Association             6.00   05/15/08
        -     1,488,585     1,488,585       Federal National Mortgage Association             6.50   09/01/10
1,000,000             -     1,000,000       Federal National Mortgage Association             7.25   01/15/10
  230,173             -       230,173       Government National Mortgage Association          6.50   06/15/29
  173,271             -       173,271       Government National Mortgage Association          7.00   12/15/22
  431,926             -       431,926       Government National Mortgage Association          7.00   11/15/28
  186,510             -       186,510       Government National Mortgage Association          8.00   04/15/30
        -     9,720,797     9,720,797       Overseas Private Investment Corp.                 6.99   01/15/09
1,000,000             -     1,000,000       Resolution Funding FBE Strips                     0.00   04/15/09
        -     4,351,953     4,351,953       Small Business Administration                     6.30   06/01/18
        -    37,000,000    37,000,000       United States Treasury Bonds                      5.38   02/15/31
        -    46,000,000    46,000,000       United States Treasury Bonds                      6.25   05/15/30
        -    22,000,000    22,000,000       United States Treasury Notes                      5.00   02/15/11
1,000,000             -     1,000,000       United States Treasury Notes                      7.25   05/15/04
                                            Total U.S. Government and Agencies
                                               (cost $5,703,580; $136,223,611;$ 141,927,191)
                                            Total Investment Securities                                         95.4%       94.6%
                                                (cost $56,751,145; $406,280,050; $463,031,195)
                                            SHORT-TERM SECURITIES                                                0.0%        0.0%
    1,000             -         1,000       SSGA Money Market Fund (cost $1,000; $0; $1,000)   5.00

             Principal/Shares                                                                              Market Value
----------------------------------------------                                                   -----------------------------------
              Balanced         Pro Forma                                                Pro Forma             Balanced    Pro Forma
Balanced       Assets          Combined                   Description                   Combined  Balanced     Assets      Combined
------------  ------------   --------------------------------------------------------   --------- ----------  ----------  ----------
  750,000             -       750,000       Esat Holdings                                           755,703                  755,704
  500,000             -       500,000       Esat Telecommunications Group PLC                       576,630                  576,630
1,500,000             -     1,500,000       Metronet Communications Corp.                         1,287,825                1,287,825
  250,000             -       250,000       Public Service Company                                  245,698                  245,698
  250,000             -       250,000       Rogers Cantel Mobile, Inc.                              268,750                  268,750
1,000,000             -     1,000,000       Worldcom, Inc                                         1,015,190                1,015,190
                                            Utilities                                     1.4%
                      -     1,250,000       Conmmonwealth Edison Co.                              1,303,055                1,303,055
  500,000             -       500,000       Consumers Energy Co.                                    475,829                  475,829
  600,000             -       600,000       El Paso Electric Co.                                    662,070                  662,070
                      -     1,000,000       Indiana & Michigan Power Co.                          1,062,042                1,062,042
  250,000             -       250,000       Niagara Mohawk Power Corp.                              262,523                  262,523
  500,000             -       500,000       NRG Northeast Generating LLC                            528,310                  528,310
1,000,000             -     1,000,000       Pennsylvania Power Co.                                1,018,310                1,018,310
  250,000             -       250,000       Texas Electric Utilities Co.                            244,375                  244,375
1,000,000             -     1,000,000       Texas Electric Utilities Co.                          1,058,510                1,058,510
                                            Total Bonds & Notes                                  ----------- ----------   ----------
                                               (cost $10,608,602; $36,365,874;
                                                $46,947,476)                                     10,764,819  36,452,423   47,217,243
                                                                                                 ----------- ----------   ----------

                                            U.S. GOVERNMENT AND AGENCIES                   30.2%
  200,000             -       200,000       Federal Home Loan Banks                                 201,750          -       201,750
  500,000             -       500,000       Federal Home Loan Mortgage Corp.                        524,780          -       524,780
1,000,000             -     1,000,000       Federal Home Loan Mortgage Corp.                      1,061,720          -     1,061,720
        -     5,000,000     5,000,000       Federal Home Loan Mortgage Corp.                              -  5,345,300     5,345,300
        -     3,620,000     3,620,000       Federal National Mortgage Association                         -  3,697,504     3,697,504
        -     1,000,000     1,000,000       Federal National Mortgage Association                         -  1,014,370     1,014,370
  400,000             -       400,000       Federal National Mortgage Association                   411,188          -       411,188
        -     1,488,585     1,488,585       Federal National Mortgage Association                         -  1,510,913     1,510,913
1,000,000             -     1,000,000       Federal National Mortgage Association                 1,105,310          -     1,105,310
  230,173             -       230,173       Government National Mortgage Association                230,100          -       230,100
  173,271             -       173,271       Government National Mortgage Association                176,737          -       176,737
  431,926             -       431,926       Government National Mortgage Association                438,811          -       438,811
  186,510             -       186,510       Government National Mortgage Association                192,512          -       192,512
        -     9,720,797     9,720,797       Overseas Private Investment Corp.                             - 10,212,854    10,212,854
1,000,000             -     1,000,000       Resolution Funding FBE Strips                           657,330          -       657,330
        -     4,351,953     4,351,953       Small Business Administration                                 -  4,343,435     4,343,435
        -    37,000,000    37,000,000       United States Treasury Bonds                                  - 36,526,030    36,526,030
        -    46,000,000    46,000,000       United States Treasury Bonds                                  - 50,535,140    50,535,140
        -    22,000,000    22,000,000       United States Treasury Notes                                  - 22,113,520    22,113,520
1,000,000
                      -     1,000,000       United States Treasury Notes                          1,079,840          -     1,079,840
                                                                                                 ----------- ----------   ----------
                                            Total U.S. Government and Agencies
                                               (cost $5,703,580; $136,223,611;
                                                $141,927,191)                                     6,080,078 135,299,066  141,379,143
                                                                                                 ----------- ----------   ----------
                                            Total U.S. Government Securities               94.8%
                                                (cost $56,751,145; $406,280,050;
                                                 $463,031,195)                                   51,541,339 392,008,490  443,549,829
                                                                                                 ---------- -----------  -----------
                                            SHORT-TERM SECURITIES                           0.0%
    1,000             -         1,000       SSGA Money Market Fund (cost $1,000;
                                                $0; $1,000)                                           1,000           -        1,000


                 SunAmerica Equity Funds Balanced Assets Fund
                      North American Funds Balanced Fund
                  Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                  (unaudited)


             Principal/Shares
----------------------------------------------
  North        SunAmerica                                                                                       North    SunAmerica
 American     Equity Funds                                                                                     American Equity Funds
  Funds         Balanced                                                                                        Funds     Balanced
 Balanced        Assets        Pro Forma                                                           Maturity    Balanced    Assets
   Fund           Fund         Combined                   Description                     Coupon     Date        Fund       Fund
------------  ------------   ----------------------------------------------------------  --------  --------   --------- ------------
                                            REPURCHASE AGREEMENTS                                                    4.2%      3.1%
2,261,000             -     2,261,000       State Street Bank & Trust Co. Joint Repurchase
                                            Agreement                                         5.25  04/02/01
        -    12,796,000    12,796,000       State Street Bank & Trust Co. Joint Repurchase
                                            Agreement                                         5.15  04/02/01
                                            Total Repurchase Agreements
                                                (cost $2,261,000; $12,796,000; $15,057,000)
                                            TOTAL INVESTMENTS                                                       99.6%     97.7%
                                                (cost $59,013,145; $419,076,050; $478,089,195)
                                            Other assets less liabilities (1)                                        0.4%      2.3%
                                                                                                                ---------  --------
                                            Net Assets                                                             100.0%    100.0%
                                                                                                                =========  ========

             Principal/Shares                                                                           Market Value
----------------------------------------------                                                -------------------------------------
              Balanced         Pro Forma                                             Pro Forma             Balanced       Pro Forma
Balanced       Assets          Combined                   Description                Combined  Balanced     Assets         Combined
------------  ------------   -----------------------------------------------------   --------- ----------  ----------  ------------
                                            REPURCHASE AGREEMENTS                      3.2%
2,261,000             -     2,261,000       State Street Bank & Trust Co. Joint
                                               Repurchase Agreement                            2,261,000            -     2,261,000
        -    12,796,000    12,796,000       State Street Bank & Trust Co. Joint
                                               Repurchase Agreement                                  -     12,796,000    12,796,000
                                                                                             ----------- ------------  ------------
                                            Total Repurchase Agreements                        2,261,000   12,796,000    15,057,000
                                                (cost $2,261,000; 12,796,000;                ----------- ------------  ------------
                                                 $15,057,000)
                                            TOTAL INVESTMENTS                         98.0%   53,803,339  404,804,490   458,607,829
                                                (cost $59,013,145; $419,076,050;
                                                  $478,089,195)
                                            Other assets less liabilities (1)          2.0%      213,468    9,352,676     9,554,374
                                                                                   --------  ----------- ------------  ------------
                                            Net Assets                               100.0%  $54,016,808 $414,157,167  $468,162,203
                                                                                   ========  =========== ============= ============


+ Non-income producing security
* Resale restricted to qualified institutional buyers
ADR ("American Depository Receipt")

(1) To adjust ($11,772) for prepaid expenses on the North American Funds Balanced Fund to be expensed prior to the reorganization

Management does not anticipate having to sell any securities as a result of the reorganization, however, securities may be sold due to differing portfolio management style.

See Notes to Pro Forma Financial Statements

                 SUNAMERICA EQUITY FUNDS BALANCED ASSETS FUND
                      NORTH AMERICAN FUNDS BALANCED FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                MARCH 31, 2001
                                  (unaudited)


1.   BASIS OF COMBINATION

     The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments at March 31, 2001, and related Statement of Operations ("Pro Forma Statements") for the twelve months ended March 31, 2001, reflect the accounts of the Balanced Assets Fund ("Balanced Assets") a separately managed portfolio of SunAmerica Equity Funds, and Balanced Fund ("Balanced") a separately managed portfolio of North American Funds. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of Balanced Class A, Class B, Class C, and Class I shares as of the close of business on March 31, 2001. American International Group, Inc. will pay the cost of the reorganization.

     The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Balanced in exchange for shares of Balanced Assets. In conjunction with the reorganization, Balanced Assets is the surviving fund.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of Balanced Assets and Balanced included in their respective Statements of Additional Information.

2.   VALUATION

     Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market markers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sale price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term securities which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

3.   CAPITAL SHARES

     The pro forma combined net asset value per share assumes the issuance of additional shares of Balanced Assets which would have been issued at March 31, 2001 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the March 31, 2001 net asset value of Balanced Assets Class A ($14.97), Class B ($14.92), and Class II ($14.94). Class I shares will be offered on Balanced Assets and will assume the net asset value of Class A. The Class C shares of Balanced will receive Class II shares of Balanced Assets.

      The pro forma number of shares outstanding are determined as follows:

                                        Class A           Class B          Class II       Class I
----------------------------------- ---------------- ----------------- --------------- -------------
Shares of Balanced Assets              17,644,795        8,277,263         1,773,072            0
----------------------------------- ---------------- ----------------- --------------- -------------
Additional Shares to be issued to
Balanced                                  486,620          829,776         1,956,894      340,954
----------------------------------- ---------------- ----------------- --------------- -------------
Pro Forma
Shares outstanding                     18,131,415        9,107,039         3,729,966      340,954
----------------------------------- ---------------- ----------------- --------------- -------------

     These pro forma financial statements assume that all shares of Balanced Class A, Class B, Class C, and Class I outstanding on March 31, 2001 were exchanged, tax free, for Balanced Assets Class A, Class B, Class II, and Class I shares, respectively.

4.   PRO FORMA OPERATING EXPENSES

     The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of Balanced Assets, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the expenses of Balanced Assets and Balanced combined, adjusted for certain items which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for Balanced Assets at the level of assets of the combined fund for the stated period.

SUNAMERICA EQUITY FUNDS BLUE CHIP GROWTH FUND
NORTH AMERICAN FUNDS LARGE CAP GROWTH FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                               North American     SunAmerica Equity                     Pro Forma
                                                               Funds Large Cap     Funds Blue Chip    Pro Forma         Combined
                                                                  Growth Fund       Growth Fund       Adjustments        (Note 1)
                                                               --------------     ----------------   ------------      ------------
ASSETS:
Investment securities, at value (identified cost $59,883,479,
$131,445,986, and $191,329,465, respectively)                    $ 51,473,796       $121,127,918               --      $172,601,714
Short-term securities (identified cost $1,000, $0, and
$1,000, respectively)                                                   1,000               --                 --             1,000
Repurchase agreements (cost equals market)                          3,520,000         28,757,000               --        32,277,000
Cash                                                                      660                817               --             1,477
Receivable for investments sold                                     2,032,129          5,727,420               --         7,759,549
Receivable for shares of beneficial interest sold                      13,752            265,425               --           279,177
Interest and dividends receivable                                      43,345            133,202               --           176,547
Prepaid expenses and other assets                                     324,708              2,462          (73,188) (A)      253,982
Receivable for foreign tax withholding reclaims                            86                 --               --                86
                                                                 ------------       ------------     ------------      ------------
          Total assets                                             57,409,476        156,014,244          (73,188)      213,350,532
                                                                 ------------       ------------     ------------      ------------

LIABILITIES:
Payable for investments purchased                                     285,413                 --               --           285,413
Payable for shares of beneficial interest redeemed                     33,840            385,390               --           419,230
Investment advisory and management
  fees payable                                                          4,914            103,903               --           108,817
Distribution and service maintenance
  fees payable                                                         36,534             79,827               --           116,361
Other accrued expenses                                                182,118            126,043               --           308,161
                                                                 ------------       ------------     ------------      ------------
          Total liabilities                                           542,819            695,163                0         1,237,982
                                                                 ------------       ------------     ------------      ------------
                    Net assets                                   $ 56,866,657       $155,319,081     ($    73,188)     $212,112,550
                                                                 ============       ============     ============      ============
NET ASSETS WERE COMPOSED OF:
Common Stock, $.001, $.01, and $.01, par value                        $ 4,903           $ 92,826      $    29,749  (B)      127,478
Paid-in capital                                                    86,938,453        167,956,596          (29,749) (B)  254,865,300
                                                                 ------------       ------------     ------------      ------------
                                                                   86,943,356        168,049,422                0       254,992,778
Accumulated undistributed net
  investment income (loss)                                         (1,124,308)          (287,831)         (73,188) (A)   (1,485,327)

Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                     (20,542,694)        (2,124,442)              --       (22,667,136)

Net unrealized appreciation (depreciation) on
   investments                                                     (8,409,683)       (10,318,068)              --       (18,727,751)

Net unrealized appreciation (depreciation) of foreign
  currency, and other assets and liabilities                              (14)                --               --               (14)
                                                                 ------------       ------------     ------------      ------------
                    Net assets                                  $  56,866,657      $ 155,319,081      ($   73,188)     $212,112,550
                                                                 ============       ============     ============      ============

SUNAMERICA EQUITY FUNDS BLUE CHIP GROWTH FUND
NORTH AMERICAN FUNDS LARGE CAP GROWTH FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                   North American       SunAmerica Equity                           Pro Forma
                                                   Funds Large Cap       Funds Blue Chip      Pro Forma              Combined
                                                      Growth Fund         Growth Fund        Adjustments             (Note 1)
                                                    -------------       -----------------    ------------          ------------
Class A:
     Net assets                                      $ 6,870,643       $   101,438,796         ($8,843) (A)       $108,300,596
     Shares outstanding                                  579,537             5,895,625        (180,827) (B)          6,294,335
     Net asset value and redemption price per
      share                                          $     11.86       $         17.21              --            $      17.21
     Maximum sales charge (5.75% of offering
       price)                                               0.72                  1.05              --                    1.05
                                                     -----------       ---------------     -----------            ------------
     Maximum offering price to public                $     12.58       $         18.26              --            $      18.26
                                                     ===========       ===============     ===========            ============
Class B:
     Net assets                                      $22,463,736       $    45,213,129        ($28,911) (A)       $ 67,647,954
     Shares outstanding                                1,969,356             2,841,331        (559,248) (B)          4,251,439
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)              $     11.41       $         15.91              --            $      15.91
                                                     ===========       ===============     ===========            ============

Class II:
     Net assets                                               --       $     8,667,156     $12,142,278 (D)        $ 20,809,434
     Shares outstanding                                       --               545,600         764,146 (B)(D)        1,309,746
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                  --       $         15.89              --            $      15.89
     Maximum sales charge (1.00% of offering
       price)                                                 --                  0.16              --                    0.16
                                                     -----------       ---------------     -----------            ------------
     Maximum offering price to public                         --       $         16.05              --            $      16.05
                                                     ===========       ===============     ===========            ============

Class C:
     Net assets                                      $12,157,925                    --    ($12,157,925) (A)(D)    $          0
     Shares outstanding                                1,066,645                    --      (1,066,645) (B)(D)               0
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)              $     11.40                    --              --                      --
                                                     ===========       ===============     ===========            ============

Class I:
     Net assets                                      $15,374,353                    --        ($19,787) (A)       $ 15,354,566
     Shares outstanding                                1,287,367                    --        (395,178) (B)(C)         892,189
     Net asset value, offering and redemption
      price per share                                $     11.94       $         17.21              --            $      17.21
                                                     ===========       ===============     ===========            ============

(A) To adjust for the remaining balances of any prepaid expenses on the North American Funds Large Cap Growth Fund to be expensed prior to the reorganization
(B) To adjust for a tax free exchange of North American Funds Large Cap Growth shares for shares of SunAmerica Equity Funds Blue Chip Growth
(C) Class I shares will be offered on SunAmerica Equity Funds Blue Chip Growth and will assume the net asset value of Class A
(D) Class C shares of North American Funds Large Cap Growth will receive Class II shares of SunAmerica Equity Funds Blue Chip Growth

See Notes to Pro Forma Financial Statements

SUNAMERICA EQUITY FUNDS BLUE CHIP GROWTH FUND
NORTH AMERICAN FUNDS LARGE CAP GROWTH FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(unaudited)

                                                                North American  SunAmerica Equity                      Pro Forma
                                                                Funds Large Cap  Funds Blue Chip      Pro Forma         Combined
                                                                  Growth Fund     Growth Fund        Adjustments        (Note 1)
                                                                ---------------  ----------------  ---------------    -------------
INVESTMENT INCOME:
Income:
     Interest                                                   $     250,310    $   1,382,543    $              0   $   1,632,853
     Dividends*                                                       368,094        1,086,818                   0       1,454,912
                                                                -------------    -------------    ----------------   -------------
            Total investment income                                   618,404        2,469,361                   0       3,087,765
                                                                -------------    -------------    ----------------   -------------
Expenses:
     Investment advisory and management fees                          566,922        1,522,412             (88,753)(E)   2,000,581
     Distribution and service maintenance fees
        Class A                                                        26,175          468,536                   0         494,711
        Class B                                                       255,862          609,235                   0         865,097
        Class II                                                            0           81,977             137,192 (D)     219,169
        Class C                                                       137,192                0            (137,192)(D)           0
        Class I                                                        42,429                0                   0          42,429
     Transfer agent fees and expenses                                 352,767                0            (352,767)(E)           0
        Class A                                                             0          335,300              18,696 (E)     353,996
        Class B                                                             0          158,921              66,524 (E)     225,445
        Class II                                                            0           19,909              38,414 (E)      58,323
        Class I                                                             0                0              49,218 (E)      49,218
     Registration fees                                                 44,335                0             (44,335)(E)           0
        Class A                                                             0           14,290               3,710 (E)      18,000
        Class B                                                             0           14,414               1,586 (E)      16,000
        Class II                                                            0            6,621               2,879 (E)       9,500
        Class I                                                             0                0               9,500 (E)       9,500
     Accounting/administration                                         68,602                0             (68,602)(E)           0
     Custodian fees and expenses                                       35,181           87,464             (15,947)(E)     106,698
     Audit and legal fees                                              30,606           25,530             (23,636)(F)      32,500
     Miscellaneous expenses                                            32,371           37,789             (31,160)(F)      39,000
                                                                -------------    -------------    ----------------   -------------
        Total expenses                                              1,592,442        3,382,398            (434,673)      4,540,167
        Less: expenses waived/reimbursed by investment adviser       (529,684)          (2,846)            515,558 (G)     (16,972)
        Less: custody credits earned on cash balances                       0             (166)                  0            (166)
                                                                -------------    -------------    ----------------   -------------
        Net expenses                                                1,062,758        3,379,386              80,885       4,523,029
                                                                -------------    -------------    ----------------   -------------
Net investment income (loss)                                         (444,354)        (910,025)            (80,885)     (1,435,264)
                                                                -------------    -------------    ----------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                           (22,176,123)      12,802,098                   0      (9,374,025)
Net change in unrealized appreciation/depreciation of
  investments                                                      (3,114,284)     (90,404,263)                  0     (93,518,547)
                                                                -------------    -------------    ----------------   -------------
Net realized and unrealized gain (loss) on investments,
foreign currency and other assets and liabilities                 (25,290,407)     (77,602,165)                  0    (102,892,572)
                                                                -------------    -------------    ----------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:                                             ($ 25,734,761)   ($ 78,512,190)           ($80,885)  ($104,327,836)
                                                                =============    =============    ================   =============

*Net of foreign withholding taxes on dividends of               $          --    $       8,434    $             --   $       8,434
                                                                =============    =============    ================   =============

(D) Class C shares of North American Funds Large Cap Growth will receive Class II shares of SunAmerica Equity Funds Blue Chip Growth
(E) Reflects adjustments to expenses based on surviving fund's fee schedules and combined net assets
(F)  Reflects the elimination of duplicate services or fees
(G) Reflects adjustments to expenses waived/reimbused by investment adviser based on pro forma expenses

See Notes to Pro Forma Financial Statements

                  SunAmerica Equity Funds Blue Chip Growth Fund
                   North American Funds Large Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)

         Principal/Shares
-----------------------------------
Large Cap     Blue Chip   Pro Forma                                                            Maturity    Large Cap    Blue Chip
 Growth        Growth     Combined                   Description                    Coupon      Date         Growth      Growth
----------  -----------   ---------  ----------------------------------------      ---------   --------    ---------    ---------
                                     COMMON STOCK                                                               90.5%       78.0%
                                     Aerospace & Military Technology                                             0.5%        0.0%
    5,525                   5,525    Boeing Co.
                                     Apparel & Textiles                                                          0.3%        0.7%
    3,825                   3,825    Nike, Inc.
                58,600     58,600    Oakley, Inc. +
                                     Automotive                                                                  0.3%        0.0%
    4,406                   4,406    Harley Davidson, Inc.
                                     Banks                                                                       0.8%        4.1%
                57,500     57,500    Bank of New York Co., Inc.
    8,731                   8,731    Fifth Third Bancorp
                64,400     64,400    FleetBoston Financial Corp.
                28,700     28,700    Mellon Financial Corp.
                                     Broadcasting & Media                                                        8.4%        5.7%
   56,722       75,000    131,722    AOL Time Warner, Inc.  +
   15,275       70,200     85,475    AT&T Corp.-Liberty Media Corp., Class A +
    6,475                   6,475    Clear Channel Communications, Inc. +
   13,725       58,600     72,325    Comcast Corp., Class A +
                60,000     60,000    EchoStar Communications Corp., Class A +
    2,400                   2,400    Gannett Co., Inc.
    5,300                   5,300    Omnicom Group
                29,200     29,200    Pegasus Communications Corp. +
   17,025                  17,025    Viacom, Inc. +
                                     Business Services                                                           1.4%        0.0%
    5,875                   5,875    Concord EFS , Inc. +
   18,282                  18,282    Devry, Inc.+
                                     Chemicals                                                                   0.5%        0.0%
    4,675                   4,675    Dow Chemical Co.
    3,375                   3,375    du Pont (E.I.) de Nemours & Co.
                                     Communication Equipment                                                     3.5%        1.7%
   64,293      103,900    168,193    Cisco Systems, Inc. +
    8,425                   8,425    Corning, Inc.
    3,625        8,100     11,725    Juniper Networks, Inc. +
                64,300     64,300    Lucent Technologies, Inc.
   12,325                  12,325    Motorola, Inc.
    4,225                   4,225    Tellabs, Inc. +
   22,350                  22,350    Tycom Ltd. +
                                     Computer Software                                                           5.1%        2.7%
   12,300                  12,300    Adobe Systems, Inc.
   42,675       76,000    118,675    Microsoft Corp. +
       22                      22    Momentum Business Applications +
    5,350                   5,350    Siebel Systems, Inc. +
                                     Computers & Business Equipment                                              6.3%        3.7%
   41,200       60,000    101,200    Dell Computer Corp. +

         Principal/Shares                                                                                    Market Value
-----------------------------------                                                            ------------------------------------
Large Cap     Blue Chip   Pro Forma                                                 Pro Forma   Large Cap    Blue Chip   Pro Forma
 Growth        Growth     Combined                   Description                    Combined     Growth       Growth       Combined
----------  -----------   ---------  ----------------------------------------       ---------  -----------  ----------   -----------
                                     COMMON STOCK                                   81.4%
                                     Aerospace & Military Technology                0.1%
    5,525                   5,525    Boeing Co.                                                 307,798                     307,798
                                     Apparel & Textiles                             0.6%
    3,825                   3,825    Nike, Inc.                                                 155,104                     155,104
                58,600     58,600    Oakley, Inc. +                                                        1,041,322      1,041,322
                                     Automotive                                     0.1%
    4,406                   4,406    Harley Davidson, Inc.                                      167,208                     167,208
                                     Banks                                          3.2%
                57,500     57,500    Bank of New York Co., Inc.                                            2,831,300      2,831,300
    8,731                   8,731    Fifth Third Bancorp                                        466,563                     466,563
                64,400     64,400    FleetBoston Financial Corp.                                           2,431,100      2,431,100
                28,700     28,700    Mellon Financial Corp.                                                1,162,924      1,162,924
                                     Broadcasting & Media                           6.4%
   56,722       75,000    131,722    AOL Time Warner, Inc.  +                                 2,277,388    3,011,250      5,288,638
   15,275       70,200     85,475    AT&T Corp.-Liberty Media Corp., Class A +                  213,850      982,800      1,196,650
    6,475                   6,475    Clear Channel Communications, Inc. +                       352,564                     352,564
   13,725       58,600     72,325    Comcast Corp., Class A +                                   575,592    2,457,537      3,033,129
                60,000     60,000    EchoStar Communications Corp., Class A +                              1,661,250      1,661,250
    2,400                   2,400    Gannett Co., Inc.                                          143,328                     143,328
    5,300                   5,300    Omnicom Group                                              439,264                     439,264
                29,200     29,200    Pegasus Communications Corp. +                                          671,600        671,600
   17,025                  17,025    Viacom, Inc. +                                             748,589                     748,589
                                     Business Services                              0.4%
    5,875                   5,875    Concord EFS , Inc. +                                       237,570                     237,570
   18,282                  18,282    Devry, Inc.+                                               549,374                     549,374
                                     Chemicals                                      0.1%
    4,675                   4,675    Dow Chemical Co.                                           147,590                     147,590
    3,375                   3,375    du Pont (E.I.) de Nemours & Co.                            137,362                     137,362
                                     Communication Equipment                        2.2%
   64,293      103,900    168,193    Cisco Systems, Inc. +                                    1,016,633    1,642,919      2,659,552
    8,425                   8,425    Corning, Inc.                                              174,313                     174,313
    3,625        8,100     11,725    Juniper Networks, Inc. +                                   137,605      307,476        445,081
                64,300     64,300    Lucent Technologies, Inc.                                               641,071        641,071
   12,325                  12,325    Motorola, Inc.                                             175,754                     175,754
    4,225                   4,225    Tellabs, Inc. +                                            171,905                     171,905
   22,350                  22,350    Tycom Ltd. +                                               293,902                     293,902
                                     Computer Software                              3.3%
   12,300                  12,300    Adobe Systems, Inc.                                        430,131                     430,131
   42,675       76,000    118,675    Microsoft Corp. +                                        2,333,789    4,156,250      6,490,039
       22                      22    Momentum Business Applications +                               297                         297
    5,350                   5,350    Siebel Systems, Inc. +                                     145,520                     145,520
                                     Computers & Business Equipment                 4.4%
   41,200       60,000    101,200    Dell Computer Corp. +                                    1,058,325    1,541,250      2,599,575

                  SunAmerica Equity Funds Blue Chip Growth Fund
                   North American Funds Large Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)

         Principal/Shares
-----------------------------------
Large Cap     Blue Chip   Pro Forma                                                            Maturity    Large Cap    Blue Chip
 Growth        Growth     Combined                   Description                    Coupon      Date         Growth      Growth
----------  -----------   ---------  ----------------------------------------      ---------   --------    ---------    ---------
   23,015       65,700     88,715     EMC Corp. +
    8,900                   8,900     Hewlett-Packard Co.
   13,075       23,700     36,775     International Business Machines Corp.
   14,472                  14,472     Sun Microsystems, Inc. +
    2,218                   2,218     VERITAS Software Corp. +
                                      Conglomerate                                                              6.5%         8.0%
   61,739      200,000    261,739     General Electric Co.
   25,868       93,700    119,568     Tyco International Ltd.
                                      Electronics                                                               3.7%         6.7%
   10,325                  10,325     Advanced Micro Devices, Inc. +
    7,475                   7,475     Analog Devices, Inc. +
    2,800       60,000     62,800     Applied Materials, Inc. +
                19,900     19,900     Emerson Electric Co.
   37,104      111,300    148,404     Intel Corp.
                55,000     55,000     Micron Technology, Inc. +
    7,275       42,800     50,075     Texas Instruments, Inc.
    6,450                   6,450     Xilinx, Inc. +
                                      Energy Services                                                           1.2%         2.2%
    3,225                   3,225     Dynegy, Inc., Class A
    5,125       29,200     34,325     Nabors Industries, Inc. +
                20,000     20,000     Noble Drilling Corp. +
                30,000     30,000     Santa Fe International Corp.
    3,275                   3,275     Smith International, Inc.
                                      Energy Sources                                                            1.7%         3.0%
    4,100                   4,100     Anadarko Petroleum Corp.
                23,400     23,400     Apache Corp.
                17,600     17,600     Burlington Resources, Inc.
                26,800     26,800     Devon Energy Corp.
    6,426                   6,426     El Paso Corp.
    4,700                   4,700     Enron Corp.
                12,000     12,000     Exxon Mobil Corp.
                                      Entertainment Products                                                    0.5%         0.0%
   15,000                  15,000     Mattel, Inc.
                                      Financial Services                                                        7.1%        11.8%
   14,250       43,900     58,150     American Express Co.
    2,675       35,100     37,775     Capital One Financial Corp.
   16,741                  16,741     Charles Schwab Corp.
   27,682      105,400    133,082     Citigroup, Inc.
    6,500                   6,500     Federal National Mortgage Association Corp.
    3,650                   3,650     Franklin Resources, Inc.
               104,630    104,630     J.P. Morgan Chase &  Co., Inc.
                32,200     32,200     Lehman Brothers Holdings, Inc.
    4,625       26,700     31,325     Morgan Stanley Dean Witter & Co.
    3,000       35,300     38,300     Providian Financial Corp.

         Principal/Shares                                                                                    Market Value

-----------------------------------                                                                 --------------------------------
Large Cap     Blue Chip   Pro Forma                                                 Pro Forma   Large Cap    Blue Chip   Pro Forma
 Growth        Growth     Combined                   Description                    Combined     Growth       Growth       Combined
----------  -----------   ---------  ----------------------------------------       ---------  -----------  ----------   -----------
   23,015       65,700     88,715     EMC Corp. +                                                676,641    1,931,580      2,608,221
    8,900                   8,900     Hewlett-Packard Co.                                        278,303                     278,303
   13,075       23,700     36,775     International Business Machines Corp.                    1,257,553    2,279,466      3,537,019
   14,472                  14,472     Sun Microsystems, Inc. +                                   222,435                     222,435
    2,218                   2,218     VERITAS Software Corp. +                                   102,560                     102,560
                                      Conglomerate                                   7.6%
   61,739      200,000    261,739     General Electric Co.                                     2,584,394    8,372,000     10,956,394
   25,868       93,700    119,568     Tyco International Ltd.                                  1,118,274    4,050,651      5,168,925
                                      Electronics                                    5.9%
   10,325                  10,325     Advanced Micro Devices, Inc. +                             274,025                     274,025
    7,475                   7,475     Analog Devices, Inc. +                                     270,894                     270,894
    2,800       60,000     62,800     Applied Materials, Inc. +                                  121,800    2,610,000      2,731,800
                19,900     19,900     Emerson Electric Co.                                                  1,233,004      1,233,004
   37,104      111,300    148,404     Intel Corp.                                                976,299    2,928,581      3,904,880
                55,000     55,000     Micron Technology, Inc. +                                             2,284,150      2,284,150
    7,275       42,800     50,075     Texas Instruments, Inc.                                    225,379    1,325,944      1,551,323
    6,450                   6,450     Xilinx, Inc. +                                             226,556                     226,556
                                      Energy Services                                1.9%
    3,225                   3,225     Dynegy, Inc., Class A                                      164,507                     164,507
    5,125       29,200     34,325     Nabors Industries, Inc. +                                  265,680    1,513,728      1,779,408
                20,000     20,000     Noble Drilling Corp. +                                                  923,200        923,200
                30,000     30,000     Santa Fe International Corp.                                            975,000        975,000
    3,275                   3,275     Smith International, Inc.                                  229,905                     229,905
                                      Energy Sources                                 2.6%
    4,100                   4,100     Anadarko Petroleum Corp.                                   257,398                     257,398
                23,400     23,400     Apache Corp.                                                          1,348,074      1,348,074
                17,600     17,600     Burlington Resources, Inc.                                              787,600        787,600
                26,800     26,800     Devon Energy Corp.                                                    1,559,760      1,559,760
    6,426                   6,426     El Paso Corp.                                              419,618                     419,618
    4,700                   4,700     Enron Corp.                                                273,070                     273,070
                12,000     12,000     Exxon Mobil Corp.                                                       972,000        972,000
                                      Entertainment Products                         0.1%
   15,000                  15,000     Mattel, Inc.                                               266,100                     266,100
                                      Financial Services                            10.6%
   14,250       43,900     58,150     American Express Co.                                       588,525    1,813,070      2,401,595
    2,675       35,100     37,775     Capital One Financial Corp.                                148,462    1,948,050      2,096,512
   16,741                  16,741     Charles Schwab Corp.                                       258,146                     258,146
   27,682      105,400    133,082     Citigroup, Inc.                                          1,245,136    4,740,892      5,986,028
    6,500                   6,500     Federal National Mortgage Association Corp.                517,400                     517,400
    3,650                   3,650     Franklin Resources, Inc.                                   142,751                     142,751
               104,630    104,630     J.P. Morgan Chase &  Co., Inc.                                        4,697,887      4,697,887
                32,200     32,200     Lehman Brothers Holdings, Inc.                                        2,018,940      2,018,940
    4,625       26,700     31,325     Morgan Stanley Dean Witter & Co.                           247,437    1,428,450      1,675,887
    3,000       35,300     38,300     Providian Financial Corp.                                  147,150    1,731,465      1,878,615

                  SunAmerica Equity Funds Blue Chip Growth Fund
                   North American Funds Large Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)

         Principal/Shares
-----------------------------------
Large Cap    Blue Chip    Pro Forma                                                            Maturity    Large Cap    Blue Chip
 Growth       Growth      Combined                Description                       Coupon       Date       Growth       Growth
----------  -----------   ---------  ----------------------------------------      ---------   --------    ---------    ---------
   13,650                  13,650    Washington Mutual, Inc.
                                     Food, Beverage & Tobacco                                                  2.9%         0.6%
    8,700                   8,700    The Coca-Cola Co.
   10,125                  10,125    PepsiCo, Inc.
   16,850       20,000     36,850    Philip Morris Cos., Inc.
                                     Forest Products                                                           0.5%         1.0%
                53,500     53,500    Georgia-Pacific Group
    4,000                   4,000    International Paper Co.
    2,800                   2,800    Weyerhaeuser Co.
                                     Health Services                                                           1.2%         0.0%
    7,850                   7,850    Medtronic, Inc.
    8,075                   8,075    Tenet Healthcare Corp. +
                                     Household Products                                                        0.4%         0.0%
    7,375                   7,375    Gillette Co.
                                     Internet Content                                                          0.4%         0.0%
    5,337                   5,337    Check Point Software Ltd. +
                                     Internet Software                                                         1.4%         0.0%
    4,100                   4,100    BEA Systems, Inc. +
   44,475                  44,475    Oracle Corp. +
                                     Insurance                                                                 3.2%         0.0%
    5,875                   5,875    American International Group, Inc.
      475                     475    Berkshire Hathaway, Inc. +
    1,525                   1,525    Marsh & McLennan Cos., Inc.
    3,325                   3,325    St. Paul Cos. Inc.
                                     Leisure & Tourism                                                         0.5%         0.0%
   11,550                  11,550    The Walt Disney Co.
                                     Machinery                                                                 0.7%         0.0%
    3,500                   3,500    Caterpillar, Inc.
    3,550                   3,550    Deere & Co.
    4,975                   4,975    Masco Corp.
                                     Medical Products                                                          5.0%         3.2%
   14,811       44,900     59,711    Amgen, Inc. +
   14,075                  14,075    Baxter International, Inc.
    7,100       25,800     32,900    Johnson & Johnson Co.
                                     Metals & Mining                                                           0.5%         0.0%
    8,350                   8,350    Alcoa, Inc.
                                     Pharmaceuticals                                                          13.9%        11.2%
   18,125                  18,125    Abbott Laboratories, Inc.
   11,775                  11,775    American Home Products Corp.
    3,064                   3,064    Applera Corp. Applied Biosystems Group
                25,000     25,000    Biogen, Inc. +
    9,500       48,200     57,700    Bristol-Myers Squibb Co.
    4,125                   4,125    Eli Lilly and Co.
    6,275       18,000     24,275    Genentech, Inc. +

         Principal/Shares                                                                                    Market Value
-----------------------------------                                                            -------------------------------------
Large Cap    Blue Chip    Pro Forma                                                 Pro Forma   Large Cap   Blue Chip    Pro Forma
 Growth       Growth      Combined                Description                       Combined     Growth       Growth      Combined
----------  -----------   ---------  ----------------------------------------       ---------  -----------  ----------   -----------
   13,650                  13,650    Washington Mutual, Inc.                                     747,337                    747,337
                                     Food, Beverage & Tobacco                        1.2%
    8,700                   8,700    The Coca-Cola Co.                                           392,892                    392,892
   10,125                  10,125    PepsiCo, Inc.                                               444,994                    444,994
   16,850       20,000     36,850    Philip Morris Cos., Inc.                                    799,532      949,000     1,748,532
                                     Forest Products                                 0.9%
                53,500     53,500    Georgia-Pacific Group                                                  1,572,900     1,572,900
    4,000                   4,000    International Paper Co.                                     144,320                    144,320
    2,800                   2,800    Weyerhaeuser Co.                                            142,212                    142,212
                                     Health Services                                 0.3%
    7,850                   7,850    Medtronic, Inc.                                             359,059                    359,059
    8,075                   8,075    Tenet Healthcare Corp. +                                    355,300                    355,300
                                     Household Products                              0.1%
    7,375                   7,375    Gillette Co.                                                229,879                    229,879
                                     Internet Content                                0.1%
    5,337                   5,337    Check Point Software Ltd. +                                 253,507                    253,507
                                     Internet Software                               0.4%
    4,100                   4,100    BEA Systems, Inc. +                                         120,438                    120,438
   44,475                  44,475    Oracle Corp. +                                              666,236                    666,236
                                     Insurance                                       0.8%
    5,875                   5,875    American International Group, Inc.                          472,938                    472,938
      475                     475    Berkshire Hathaway, Inc. +                                1,033,600                  1,033,600
    1,525                   1,525    Marsh & McLennan Cos., Inc.                                 144,921                    144,921
    3,325                   3,325    St. Paul Cos. Inc.                                          146,466                    146,466
                                     Leisure & Tourism                               0.2%
   11,550                  11,550    The Walt Disney Co.                                         330,330                    330,330
                                     Machinery                                       0.2%
    3,500                   3,500    Caterpillar, Inc.                                           155,330                    155,330
    3,550                   3,550    Deere & Co.                                                 129,007                    129,007
    4,975                   4,975    Masco Corp.                                                 120,097                    120,097
                                     Medical Products                                3.7%
   14,811       44,900     59,711    Amgen, Inc. +                                               891,437    2,702,419     3,593,856
   14,075                  14,075    Baxter International, Inc.                                1,325,021                  1,325,021
    7,100       25,800     32,900    Johnson & Johnson Co.                                       621,037    2,256,726     2,877,763
                                     Metals & Mining                                 0.1%
    8,350                   8,350    Alcoa, Inc.                                                 300,183                    300,183
                                     Pharmaceuticals                                12.0%
   18,125                  18,125    Abbott Laboratories, Inc.                                   855,319                    855,319
   11,775                  11,775    American Home Products Corp.                                691,781                    691,781
    3,064                   3,064    Applera Corp. Applied Biosystems Group                       85,026                     85,026
                25,000     25,000    Biogen, Inc. +                                                         1,582,812     1,582,812
    9,500       48,200     57,700    Bristol-Myers Squibb Co.                                    564,300    2,863,080     3,427,380
    4,125                   4,125    Eli Lilly and Co.                                           316,223                    316,223
    6,275       18,000     24,275    Genentech, Inc. +                                           316,888      909,000     1,225,888

                  SunAmerica Equity Funds Blue Chip Growth Fund
                   North American Funds Large Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)

         Principal/Shares
-----------------------------------
Large Cap    Blue Chip    Pro Forma                                                               Maturity    Large Cap    Blue Chip
 Growth       Growth      Combined                Description                             Coupon    Date       Growth       Growth
----------  -----------   ---------  ----------------------------------------            -------  --------    ---------    ---------
    1,850                     1,850    Gilead Sciences, Inc. +
   21,025       54,900       75,925    Merck & Co., Inc.
   48,915       81,900      130,815    Pfizer, Inc.
   22,875       48,200       71,075    Pharmacia Corp.
    6,550       59,800       66,350    Schering-Plough Corp.
      950                       950    VERTEX Pharmaceuticals, Inc. +
                                       Retail Stores                                                               8.8%         5.5%
    5,475                     5,475    CVS CORP
    7,675                     7,675    Federated Department Stores, Inc. +
                85,000       85,000    Gap, Inc
   26,719       26,800       53,519    Home Depot, Inc.
    9,925                     9,925    Intimate Brands, Inc.
    5,506                     5,506    Kohls Corp. +
   13,375                    13,375    Kroger Co.
    8,275                     8,275    May Department Stores Co.
    6,025                     6,025    Safeway, Inc. +
                49,300       49,300    Target Corp.
   34,475       70,000      104,475    Wal-Mart Stores, Inc.
                                       Telecommunications                                                          2.7%         3.3%
   14,520       50,000       64,520    AT&T Corp.
    2,200        9,300       11,500    CIENA Corp. +
   11,125                    11,125    Comverse Technology, Inc. +
                51,900       51,900    General Motors Corp., Class H +
                47,500       47,500    QUALCOMM, Inc.+
    4,025                     4,025    Qwest Communications International, Inc. +
   17,950                    17,950    WorldCom, Inc. +
                                       Utilities                                                                   0.6%         2.9%
    6,325       40,000       46,325    Calpine Corp.+
                35,100       35,100    Exelon Corp.
                                       Total Investment Securities                                                90.5%        78.0%
                                           (cost $59,883,479; $131,445,986; $191,329,465)

                                       SHORT-TERM SECURITIES                                                       0.0%         0.0%
    1,000                     1,000    SSGA Money Market Fund (cost $1,000; $0; $1,000)

                                       REPURCHASE AGREEMENTS                                                       6.2%        18.5%
            28,757,000   28,757,000    State Street Bank & Trust Co. Repurchase Agreement   6.35     4/2/01
3,520,000                 3,520,000    State Street Bank & Trust Co. Repurchase Agreement   5.15     4/2/01
                                       Total Repurchase Agreements
                                           (cost $3,520,000; $28,757,000; $32,277,000)                            96.7%        96.5%

                                       TOTAL INVESTMENTS
                                           (cost $63,404,479; $160,202,986; $223,607,465)                          3.3%         3.5%

                                          Other assets less liabilities (1)

         Principal/Shares                                                                                 Market Value
-------------------------------                                                                 -----------------------------------
Large Cap   Blue Chip Pro Forma                                                      Pro Forma   Large Cap   Blue Chip   Pro Forma
 Growth      Growth   Combined                  Description                          Combined     Growth      Growth      Combined
---------- ---------- --------- ----------------------------------------             ---------  ----------  ----------  -----------
    1,850                 1,850   Gilead Sciences, Inc. +                                           60,125                   60,125
   21,025     54,900     75,925   Merck & Co., Inc.                                              1,595,798   4,166,910    5,762,708
   48,915     81,900    130,815   Pfizer, Inc.                                                   2,003,069   3,353,805    5,356,874
   22,875     48,200     71,075   Pharmacia Corp.                                                1,152,214   2,427,834    3,580,048
    6,550     59,800     66,350   Schering-Plough Corp.                                            239,272   2,184,494    2,423,766
      950                   950   VERTEX Pharmaceuticals, Inc. +                                    34,794                   34,794
                                  Retail Stores                                           6.4%
    5,475                 5,475   CVS CORP                                                         320,233                  320,233
    7,675                 7,675   Federated Department Stores, Inc. +                              318,896                  318,896
              85,000     85,000   Gap, Inc                                                                   2,016,200    2,016,200
   26,719     26,800     53,519   Home Depot, Inc.                                               1,151,589   1,155,080    2,306,669
    9,925                 9,925   Intimate Brands, Inc.                                            145,898                  145,898
    5,506                 5,506   Kohls Corp. +                                                    339,665                  339,665
   13,375                13,375   Kroger Co.                                                       344,941                  344,941
    8,275                 8,275   May Department Stores Co.                                        293,597                  293,597
    6,025                 6,025   Safeway, Inc. +                                                  332,279                  332,279
              49,300     49,300   Target Corp.                                                               1,778,744    1,778,744
   34,475     70,000    104,475   Wal-Mart Stores, Inc.                                          1,740,988   3,535,000    5,275,988
                                  Telecommunications                                      3.2%
   14,520     50,000     64,520   AT&T Corp.                                                       309,276   1,065,000    1,374,276
    2,200      9,300     11,500   CIENA Corp. +                                                     91,850     388,275      480,125
   11,125                11,125   Comverse Technology, Inc. +                                      655,151                  655,151
              51,900     51,900   General Motors Corp., Class H +                                            1,012,050    1,012,050
              47,500     47,500   QUALCOMM, Inc.+                                                            2,689,688    2,689,688
    4,025                 4,025   Qwest Communications International, Inc. +                       141,076                  141,076
   17,950                17,950   WorldCom, Inc. +                                                 335,441                  335,441
                                  Utilities                                               2.3%
    6,325     40,000     46,325   Calpine Corp.+                                                   348,318   2,202,800    2,551,118
              35,100     35,100   Exelon Corp.                                                               2,302,560    2,302,560
                                                                                                ---------- -----------  -----------
                                  Total Investment Securities                            81.4%  51,473,796 121,127,918  172,601,714
                                                                                                ---------- -----------  -----------
                                      (cost $59,883,479; $131,445,986;
                                      $191,329,465)

                                  SHORT-TERM SECURITIES                                   0.0%
    1,000                 1,000   SSGA Money Market Fund (cost $1,000; $0; $1,000)                   1,000                    1,000
                                                                                                ---------- -----------  -----------

                                  REPURCHASE AGREEMENTS                                  15.2%
          28,757,000 28,757,000   State Street Bank & Trust Co. Repurchase Agreement                        28,757,000   28,757,000
3,520,000             3,520,000   State Street Bank & Trust Co. Repurchase Agreement             3,520,000                3,520,000
                                                                                                ---------- -----------  -----------
                                  Total Repurchase Agreements                                    3,520,000  28,757,000   32,277,000
                                                                                                ---------- -----------  -----------
                                      (cost $3,520,000; $28,757,000; $32,277,000)

                                  TOTAL INVESTMENTS
                                      (cost $63,404,479; $160,202,986; $223,607,465)
                                                                                         96.6%  54,994,796 149,884,918  204,879,714

                                      Other assets less liabilities (1)                   3.4%   1,871,861   5,434,163    7,232,836


                  SunAmerica Equity Funds Blue Chip Growth Fund
                   North American Funds Large Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)

         Principal/Shares
-----------------------------------
Large Cap     Blue Chip   Pro Forma                                                               Maturity    Large Cap    Blue Chip
 Growth        Growth     Combined                   Description                          Coupon   Date         Growth      Growth
----------  -----------   ---------  ----------------------------------------            -------  --------    ---------    ---------
                                     Net Assets                                                                  100.0%       100.0%
                                                                                                              =========    =========

         Principal/Shares                                                                                  Market Value
-----------------------------------                                                            -------------------------------------
Large Cap     Blue Chip   Pro Forma                                                 Pro Forma  Large Cap    Blue Chip     Pro Forma
 Growth        Growth     Combined                   Description                    Combined     Growth       Growth      Combined
----------  -----------   ---------  ----------------------------------------       ---------  ----------- ------------ ------------
                                                                                       100.0%  $56,866,657 $155,319,081 $212,112,550
                                                                                       =====   =========== ============ ============

                                     +  Non-income producing security

                                     (1) To adjust ($73,188) for prepaid expenses on the North
                                     American Funds Large Cap Growth Fund to be expensed prior to the reorganization

                                     Management does not anticipate having to sell any securities as a result of the reorganization, however, securities may be sold due to differing portfolio management style.

                                     See Notes to Pro Forma Financial Statements


                  SUNAMERICA EQUITY FUNDS BLUE CHIP GROWTH FUND
                   NORTH AMERICAN FUNDS LARGE CAP GROWTH FUND
                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                 MARCH 31, 2001
                                   (unaudited)


1.   BASIS OF COMBINATION

     The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments at March 31, 2001, and related Statement of Operations ("Pro Forma Statements") for the twelve months ended March 31, 2001, reflect the accounts of the Blue Chip Growth Fund ("Blue Chip Growth") a separately managed portfolio of SunAmerica Equity Funds, and Large Cap Growth Fund ("Large Cap Growth") a separately managed portfolio of North American Funds. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of Large Cap Growth Class A, Class B, Class C, and Class I shares as of the close of business on March 31, 2001. American International Group, Inc. will pay the cost of the reorganization.

     The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Large Cap Growth in exchange for shares of Blue Chip Growth. In conjunction with the reorganization, Blue Chip Growth is the surviving fund.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of Blue Chip Growth and Large Cap Growth included in their respective Statements of Additional Information.

2.   VALUATION

     Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market markers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sale price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The

Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term securities which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

3.   CAPITAL SHARES

     The pro forma combined net asset value per share assumes the issuance of additional shares of Blue Chip Growth which would have been issued at March 31, 2001 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the March 31, 2001 net asset value of Blue Chip Growth Class A ($17.21), Class B ($15.91), and Class II ($15.89). Class I shares will be offered on Blue Chip Growth and will assume the net asset value of Class A. The Class C shares of Large Cap Growth will receive Class II shares of Blue Chip Growth.

      The pro forma number of shares outstanding are determined as follows:

                                      Class A            Class B        Class II       Class I
----------------------------------- ---------------- --------------- --------------  ------------
Shares of Blue Chip Growth             5,895,625        2,841,331         545,600          0
----------------------------------- ---------------- --------------- --------------  ------------
Additional Shares to be issued to
Large Cap Growth                         398,710        1,410,108         764,146       892,189
----------------------------------- ---------------- --------------- --------------- ------------
Pro Forma Shares outstanding           6,294,335        4,251,439       1,309,746       892,189
----------------------------------- ---------------- --------------- --------------- ------------


     These pro forma financial statements assume that all shares of Large Cap Growth Class A, Class B, Class C, and Class I outstanding on March 31, 2001 were exchanged, tax free, for Blue Chip Growth Class A, Class B, Class II, and Class I shares, respectively.

4.   PRO FORMA OPERATING EXPENSES

     The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of Blue Chip Growth, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the expenses of Blue Chip Growth and Large Cap Growth combined, adjusted for certain items which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for Blue Chip Growth at the level of assets of the combined fund for the stated period.

SUNAMERICA EQUITY FUNDS GROWTH AND INCOME FUND
NORTH AMERICAN FUNDS GROWTH & INCOME FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                                North American    SunAmerica Equity
                                                                    Funds               Funds                           Pro Forma
                                                               Growth & Income    Growth and Income     Pro Forma       Combined
                                                                     Fund               Fund           Adjustments      (Note 1)
                                                               ----------------  -------------------  -------------  ---------------

ASSETS:
Investment securities, at value (identified cost $223,943,517,
$233,341,530, and $457,285,047, respectively)                    $ 253,461,428      $ 224,178,735         --         $ 477,640,163
Repurchase agreements (cost equals market)                           1,993,000         29,583,000         --            31,576,000
Cash                                                                      --                  913         --                   913
Receivable for investments sold                                      1,197,579         13,929,934         --            15,127,513
Receivable for shares of beneficial interest sold                       79,002            543,348         --               622,350
Interest and dividends receivable                                      194,590            278,133         --               472,723
Receivable from investment adviser                                        --                1,351         --                 1,351
Prepaid expenses and other assets                                      462,689              4,451     (227,322) (A)        239,818
                                                                 --------------     -------------- ------------      --------------
          Total assets                                             257,388,288        268,519,865     (227,322)        525,680,831
                                                                 --------------     -------------- ------------      --------------

LIABILITIES:
Payable for investments purchased                                    1,216,260          4,236,733         --             5,452,993
Payable for shares of beneficial interest redeemed                     163,314          1,373,221         --             1,536,535
Investment advisory and management
  fees payable                                                         105,664            176,071         --               281,735
Distribution and service maintenance
  fees payable                                                         193,930            179,159         --               373,089
Due to custodian bank                                                  459,023               --           --               459,023
Other accrued expenses                                                 687,906            173,061         --               860,967
                                                                 --------------     -------------- ------------      --------------
          Total liabilities                                          2,826,097          6,138,245            0           8,964,342
                                                                 --------------     -------------- ------------      --------------
                    Net assets                                   $ 254,562,191      $ 262,381,620  ($  227,322)      $ 516,716,489
                                                                 ==============     ============== ============      ==============

NET ASSETS WERE COMPOSED OF:
Common Stock, $.001, $.01, and $.01, par value                        $ 12,884          $ 198,746      180,937 (B)         392,567
Paid-in capital                                                    228,720,716        277,951,775     (180,937)(B)     506,491,554
                                                                 --------------     -------------- ------------      --------------
                                                                   228,733,600        278,150,521         --           506,884,121
Accumulated undistributed net
  investment income (loss)                                            (871,273)          (934,643)    (227,322)(A)      (2,033,238)
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                       (2,818,047)        (5,671,463)        --            (8,489,510)
Net unrealized appreciation (depreciation) on
   investments                                                      29,517,911         (9,162,795)        --            20,355,116
                                                                 --------------     -------------- ------------      --------------
                    Net assets                                   $ 254,562,191      $ 262,381,620  ($  227,322)      $ 516,716,489
                                                                 ==============     ============== ============      ==============

SUNAMERICA EQUITY FUNDS GROWTH AND INCOME FUND
NORTH AMERICAN FUNDS GROWTH & INCOME FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                    North American Funds   SunAmerica Equity Funds                    Pro Forma
                                                      Growth & Income         Growth and Income      Pro Forma         Combined
                                                            Fund                    Fund             Adjustments       (Note 1)
                                                    --------------------   -----------------------  -------------  ---------------
Class A:
     Net assets                                             $ 41,401,558      $    95,679,367         ($36,971) (A)    $137,043,954
     Shares outstanding                                        2,049,152            7,089,474        1,014,891  (B)      10,153,517
     Net asset value and redemption price per
      share                                                 $      20.20      $         13.50               --         $      13.50
     Maximum sales charge (5.75% of offering
       price)                                                       1.23                 0.82               --                 0.82
                                                            ------------      ---------------     -------------        ------------
     Maximum offering price to public                       $      21.43      $         14.32               --         $      14.32
                                                            ============      ===============     =============        ============
Class B:
     Net assets                                             $ 77,404,149      $   131,647,428         ($69,121) (A)    $208,982,456
     Shares outstanding                                        3,953,119           10,094,368        1,977,481  (B)      16,024,968
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                     $      19.58      $         13.04               --         $      13.04
                                                            ============      ===============     =============        ============

Class II:
     Net assets                                                     --        $    34,648,188     $124,639,059 (D)     $159,287,247
     Shares outstanding                                             --              2,661,158        9,572,892 (B)(D)    12,234,050
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                        --        $         13.02              --          $      13.02
     Maximum sales charge (1.00% of offering
       price)                                                       --                   0.13              --                  0.13
                                                            ------------      ---------------     -------------        ------------
     Maximum offering price to public                               --        $         13.15              --          $      13.15
                                                            ============      ===============     =============        ============

Class Z:
     Net assets                                                     --        $       406,637              --          $    406,637
     Shares outstanding                                             --                 29,613              --                29,613
      Net asset value, offering and redemption
       price per share                                              --        $         13.73              --          $      13.73
                                                            ============      ===============     =============        ============

Class C:
     Net assets                                             $124,750,461                 --      ($124,750,461) (A)(D)   $        0
     Shares outstanding                                        6,338,466                 --         (6,338,466) (B)(D)            0
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                     $      19.68                 --          --                          --
                                                            ============      ===============     =============        ============


Class I:
     Net assets                                             $ 11,006,023                 --            ($9,828) (A)    $ 10,996,195
     Shares outstanding                                          543,089                 --            271,444 (B)(C)       814,533
     Net asset value, offering and redemption
      price per share                                       $      20.27      $         13.50               --         $      13.50
                                                            ============      ===============     =============        ============


(A) To adjust for the remaining balances of any prepaid expenses on the North American Funds Growth & Income Fund to be expensed prior to the reorganization

(B) To adjust for a tax free exchange of North American Funds Growth & Income shares for shares of SunAmerica Equity Funds Growth and Income

(C) Class I shares will be offered on SunAmerica Equity Funds Growth and Income and will assume the net asset value of Class A

(D) Class C shares of North American Funds Growth & Income will receive Class II shares of SunAmerica Equity Funds Growth and Income


See Notes to Pro Forma Financial Statements

SUNAMERICA EQUITY FUNDS GROWTH AND INCOME FUND
NORTH AMERICAN FUNDS GROWTH & INCOME FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(unaudited)

                                                              North American     SunAmerica Equity                 Pro Forma
                                                              Funds Growth &      Funds Growth     Pro Forma       Combined
                                                               Income Fund       and Income Fund  Adjustments      (Note 1)
                                                             ----------------    --------------- ------------   ---------------
INVESTMENT INCOME:
Income:
     Interest                                                        $93,436        $1,355,871            $0        $1,449,307
     Dividends*                                                    3,422,614         2,241,269             0         5,663,883
                                                             ----------------    --------------  ------------   ---------------
            Total investment income                                3,516,050         3,597,140             0         7,113,190
                                                             ----------------    --------------  ------------   ---------------
Expenses:
     Investment advisory and management fees                       1,852,630         2,356,016       100,248  (E)    4,308,894
     Distribution and service maintenance fees
        Class A                                                      155,354           405,971             0           561,325
        Class B                                                      852,775         1,619,558             0         2,472,333
        Class II                                                           0           357,511     1,352,788  (D)    1,710,299
        Class C                                                    1,352,788                 0    (1,352,788) (D)            0
        Class I                                                       28,694                 0             0            28,694
     Transfer agent fees and expenses                                629,455                 0      (629,455) (E)            0
         Class A                                                           0           305,850       115,406  (E)      421,256
         Class B                                                           0           412,141       213,194  (E)      625,335
         Class II                                                          0            89,317       338,197  (E)      427,514
         Class Z                                                           0            19,651             0            19,651
         Class I                                                           0                 0        33,285  (E)       33,285
     Registration fees                                               181,103                 0      (181,103) (E)            0
         Class A                                                           0            17,161         1,839  (E)       19,000
         Class B                                                           0            26,421         2,579  (E)       29,000
         Class II                                                          0            10,990         9,010  (E)       20,000
         Class Z                                                           0             3,970             0             3,970
         Class I                                                           0                 0         7,500  (E)        7,500
     Accounting/administration                                       294,396                 0      (294,396) (E)            0
     Custodian fees and expenses                                     152,697           126,080       (42,555) (E)      236,222
     Audit and legal fees                                            131,921            25,160      (124,581) (F)       32,500
     Miscellaneous expenses                                          131,388            51,500      (107,888) (F)       75,000
                                                             ----------------    --------------  ------------   ---------------
         Total expenses                                            5,763,201         5,827,297      (558,720)       11,031,778
         Less: expenses waived/reimbursed by investment
               adviser                                              (307,814)          (22,819)      291,034  (G)      (39,599)
         Less: custody credits earned on cash balances                     0            (2,412)            0            (2,412)
                                                             ----------------    --------------  ------------   ---------------
         Net expenses                                              5,455,387         5,802,066      (267,686)       10,989,767
                                                             ----------------    --------------  ------------   ---------------
Net investment income (loss)                                      (1,939,337)       (2,204,926)      267,686        (3,876,577)
                                                             ----------------    --------------  ------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                            7,111,581         6,716,979             0        13,828,560
Net change in unrealized appreciation/depreciation of
  investments                                                    (41,527,211)     (107,166,660)            0      (148,693,871)
Net change in unrealized appreciation/depreciation on
  foreign currency and other assets and liabilities                       12                 0             0                12
                                                             ----------------    --------------  ------------   ---------------
Net realized and unrealized gain (loss) on investments,
foreign currency and other assets and liabilities                (34,415,618)     (100,449,681)            0      (134,865,299)
                                                             ----------------    --------------  ------------   ---------------

NET INCREASE (DECREASE) IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                             ($36,354,955)    ($102,654,607)     $267,686     ($138,741,876)
                                                               ==============    ==============  ============    ==============

*Net of foreign withholding taxes on dividends of                         $0           $11,574            $0           $11,574
                                                               ==============    ==============  ============    ==============

(D) Class C shares of North American Funds Growth & Income will receive Class II shares of SunAmerica Equity Funds Growth and Income

(E) Reflects adjustments to expenses based on surviving fund's fee schedules and combined net assets

(F)  Reflects the elimination of duplicate services or fees

(G) Reflects adjustments to expenses waived/reimbused by investment adviser based on pro forma expenses

See Notes to Pro Forma Financial Statements

                 SunAmerica Equity Funds Growth and Income Fund
                    North American Funds Growth & Income Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
North American   SunAmerica                                                                             North American   SunAmerica
   Growth &      Growth and   Pro Forma                                                       Maturity    Growth &      Growth and
    Income         Income     Combined              Description                     Coupon      Date       Income          Income
--------------   ----------   ---------  ---------------------------------------   ---------  ---------  -------------   -----------
                                         COMMON STOCK                                                         99.6%          85.4%
                                         Aerospace & Military Technology                                       1.9%           1.5%
   29,100       50,000         79,100    Boeing Co.
                15,000         15,000    Northrop Grumman Corp.
   42,700                      42,700    United Technologies Corp.
                                         Automotive                                                            0.0%           1.1%
               100,000        100,000    Ford Motor Co.
                                         Banks                                                                 3.6%           4.5%
                80,000         80,000    Bank of New York Co., Inc.
   72,000       98,000        170,000    Bank One Corp.
                80,000         80,000    FleetBoston Financial Corp.
                30,000         30,000    Mellon Financial Corp.
  166,293                     166,293    U.S. Bancorp
   43,000                      43,000    Wachovia Corp.
                                         Broadcasting & Media                                                  4.8%           7.5%
                75,000         75,000    Adelphia Communications Corp.+
  119,700      130,000        249,700    AOL Time Warner, Inc. +
  154,100      110,000        264,100    AT&T Corp.-Liberty Media Corp., Class A+
               100,000        100,000    Comcast Corp., Class A+
               115,000        115,000    EchoStar Communications Corp., Class A+
   57,500                      57,500    Gannett Co., Inc.
                41,800         41,800    Pegasus Communications Corp.+
                70,000         70,000    USA Networks, Inc.+
   41,529                      41,529    Viacom, Inc.
                                         Business Services                                                     3.1%           0.5%
   62,500                      62,500    Automatic Data Processing, Inc.
   42,700                      42,700    First Data Corp.
   79,900       50,000        129,900    Waste Management, Inc.
                                         Chemicals                                                             1.6%           0.9%
   50,400                      50,400    Dow Chemical Co.
   64,033                      64,033    du Pont (E.I.) de Nemours & Co.
                50,000         50,000    Eastman Chemical Co.
                                         Communication Equipment                                               2.0%           1.3%
  230,500      146,600        377,100    Cisco Systems, Inc.+
                12,500         12,500    Juniper Networks, Inc.+
                65,000         65,000    Lucent Technologies, Inc.
   31,600                      31,600    Tellabs, Inc.
                                         Computer Software                                                     3.8%           2.1%
  162,600      100,000        262,600    Microsoft Corp.+
   16,500                      16,500    VERITAS Software Corp.+
                                         Computers & Business Equipment                                        5.3%           4.0%
               120,000        120,000    Compaq Computer Corp.
   33,300                      33,300    Computer Sciences Corp.+

               Principal/Shares                                                                            Market Value
---------------------------------------------                                              -----------------------------------------
North American   SunAmerica                                                                North American   SunAmerica
   Growth &      Growth and   Pro Forma                                        Pro Forma       Growth &      Growth and  Pro Forma
    Income         Income     Combined              Description                Combined        Income         Income     Combined
--------------   ----------   ---------  -----------------------------------------------   --------------   -----------  -----------
                                         COMMON STOCK                              92.4%
                                         Aerospace & Military Technology            1.7%
   29,100       50,000         79,100    Boeing Co.                                           1,621,161       2,785,500   4,406,661
                15,000         15,000    Northrop Grumman Corp.                                               1,305,000   1,305,000
   42,700                      42,700    United Technologies Corp.                            3,129,910                   3,129,910
                                         Automotive                                 0.6%
               100,000        100,000    Ford Motor Co.                                                       2,812,000   2,812,000
                                         Banks                                      4.0%
                80,000         80,000    Bank of New York Co., Inc.                                           3,939,200   3,939,200
   72,000       98,000        170,000    Bank One Corp.                                       2,604,960       3,545,640   6,150,600
                80,000         80,000    FleetBoston Financial Corp.                                          3,020,000   3,020,000
                30,000         30,000    Mellon Financial Corp.                                               1,215,600   1,215,600
  166,293                     166,293    U.S. Bancorp                                         3,857,997                   3,857,997
   43,000                      43,000    Wachovia Corp.                                       2,590,750                   2,590,750
                                         Broadcasting & Media                       6.2%
                75,000         75,000    Adelphia Communications Corp.+                                       3,037,500   3,037,500
  119,700      130,000        249,700    AOL Time Warner, Inc. +                              4,805,954       5,219,500  10,025,454
  154,100      110,000        264,100    AT&T Corp.-Liberty Media Corp., Class A              2,157,400       1,540,000   3,697,400
               100,000        100,000    Comcast Corp., Class A+                                              4,193,750   4,193,750
               115,000        115,000    EchoStar Communications Corp., Class A+                              3,184,063   3,184,063
   57,500                      57,500    Gannett Co., Inc.                                    3,433,900                   3,433,900
                41,800         41,800    Pegasus Communications Corp.+                                          961,400     961,400
                70,000         70,000    USA Networks, Inc.+                                                  1,675,625   1,675,625
   41,529                      41,529    Viacom, Inc.                                         1,826,030                   1,826,030
                                         Business Services                          1.8%
   62,500                      62,500    Automatic Data Processing, Inc.                      3,398,750                   3,398,750
   42,700                      42,700    First Data Corp.                                     2,549,616                   2,549,616
   79,900       50,000        129,900    Waste Management, Inc.                               1,973,530       1,235,000   3,208,530
                                         Chemicals                                  1.3%
   50,400                      50,400    Dow Chemical Co.                                     1,591,128                   1,591,128
   64,033                      64,033    du Pont (E.I.) de Nemours & Co.                      2,606,143                   2,606,143
                50,000         50,000    Eastman Chemical Co.                                                 2,461,000   2,461,000
                                         Communication Equipment                    1.6%
  230,500      146,600        377,100    Cisco Systems, Inc.+                                 3,644,781       2,318,113   5,962,894
                12,500         12,500    Juniper Networks, Inc.+                                                474,500     474,500

                65,000         65,000    Lucent Technologies, Inc.                                              648,050     648,050
   31,600                      31,600    Tellabs, Inc.                                        1,285,725                   1,285,725
                                         Computer Software                          2.9%
  162,600      100,000        262,600    Microsoft Corp.+                                     8,892,188       5,468,750  14,360,938
   16,500                      16,500    VERITAS Software Corp.+                                762,960                     762,960
                                         Computers & Business Equipment             4.6%
               120,000        120,000    Compaq Computer Corp.                                                2,184,000   2,184,000
   33,300                      33,300    Computer Sciences Corp.+                             1,077,255                   1,077,255

                 SunAmerica Equity Funds Growth and Income Fund
                    North American Funds Growth & Income Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)


              Principal/Shares
---------------------------------------------
North American   SunAmerica                                                                             North American   SunAmerica
   Growth &      Growth and   Pro Forma                                                       Maturity    Growth &      Growth and
    Income         Income     Combined              Description                     Coupon      Date       Income          Income
--------------   ----------   ---------  ---------------------------------------   ---------  ---------  -------------   -----------
  101,600         100,000       201,600    Dell Computer Corp.+
   44,300         100,000       144,300    EMC Corp.+
   90,200                        90,200    Hewlett-Packard Co.
   58,500          28,500        87,000    International Business Machines Corp.
    1,369                         1,369    McData Corp., Class A+
                                           Conglomerate                                                       4.0%          6.9%
  171,600         270,000       441,600    General Electric Co.
   67,000         155,000       222,000    Tyco International Ltd.
                                           Electronics                                                        4.4%          5.4%
                   60,000        60,000    Applied Materials, Inc.+
                   49,000        49,000    C-MAC Industries, Inc.+
   32,300          35,000        67,300    Emerson Electric Co.
  189,700         138,500       328,200    Intel Corp.
   27,000          65,000        92,000    Micron Technology, Inc.+
   74,600                        74,600    Solectron Corp.+
                   70,000        70,000    Texas Instruments, Inc.
   54,400                        54,400    Teradyne, Inc.+
                                           Energy Services                                                    1.2%          2.9%
                   33,200        33,200    Nabors Industries, Inc.+
                   65,000        65,000    Noble Drilling Corp.+
                   90,000        90,000    Santa Fe International Corp.
   51,600                        51,600    Schlumberger Ltd.
                                           Energy Sources                                                     8.5%          4.1%
    1,200                         1,200    Amerada Hess Corp.
                   30,000        30,000    Apache Corp.
                   20,000        20,000    Burlington Resources, Inc.
   41,500                        41,500    Chevron Corp.
   60,400                        60,400    Conoco, Inc.
                   60,000        60,000    Devon Energy Corp.
   33,700          49,200        82,900    El Paso Corp.
  123,784          19,200       142,984    Exxon Mobil Corp.
   20,000                        20,000    Kerr-McGee Corp.
   48,700                        48,700    Royal Dutch Petroleum Co. GDR
                                           Financial Services                                                 7.5%         11.8%
                   45,000        45,000    American Express Co.
                   35,000        35,000    Capital One Financial Corp.
  197,115         134,066       331,181    Citigroup, Inc.
   32,500                        32,500    Goldman Sachs Group, Inc.
   57,350         150,000       207,350    J.P. Morgan Chase &  Co., Inc.
                   55,000        55,000    Lehman Brothers Holdings, Inc.
   86,700                        86,700    Merrill Lynch & Co., Inc.
                   40,000        40,000    Morgan Stanley Dean Witter & Co.
                   55,000        55,000    Providian Financial Corp.

              Principal/Shares                                                                              Market Value
---------------------------------------------                                              -----------------------------------------
North American   SunAmerica                                                                North American   SunAmerica
   Growth &      Growth and   Pro Forma                                        Pro Forma       Growth &      Growth and  Pro Forma
    Income         Income     Combined              Description                Combined        Income         Income     Combined
--------------   ----------   ---------  -----------------------------------------------   --------------   -----------  -----------
  101,600         100,000       201,600    Dell Computer Corp.+                               2,609,850       2,568,750    5,178,600
   44,300         100,000       144,300    EMC Corp.+                                         1,302,420       2,940,000    4,242,420
   90,200                        90,200    Hewlett-Packard Co.                                2,820,554                    2,820,554
   58,500          28,500        87,000    International Business Machines Corp.              5,626,530       2,741,130    8,367,660
    1,369                         1,369    McData Corp., Class A+                                25,840                       25,840
                                           Conglomerate                           5.4%
  171,600         270,000       441,600    General Electric Co.                               7,183,176      11,302,200   18,485,376
   67,000         155,000       222,000    Tyco International Ltd.                            2,896,410       6,700,650    9,597,060
                                           Electronics                            5.0%
                   60,000        60,000    Applied Materials, Inc.+                                           2,610,000    2,610,000
                   49,000        49,000    C-MAC Industries, Inc.+                                              992,250      992,250
   32,300          35,000        67,300    Emerson Electric Co.                               2,001,308       2,168,600    4,169,908
  189,700         138,500       328,200    Intel Corp.                                        4,991,481       3,644,281    8,635,762
   27,000          65,000        92,000    Micron Technology, Inc.+                           1,121,310       2,699,450    3,820,760
   74,600                        74,600    Solectron Corp.+                                   1,418,146                    1,418,146
                   70,000        70,000    Texas Instruments, Inc.                                            2,168,600    2,168,600
   54,400                        54,400    Teradyne, Inc.+                                    1,795,200                    1,795,200
                                           Energy Services                        2.1%
                   33,200        33,200    Nabors Industries, Inc.+                                           1,721,088    1,721,088
                   65,000        65,000    Noble Drilling Corp.+                                              3,000,400    3,000,400
                   90,000        90,000    Santa Fe International Corp.                                       2,925,000    2,925,000
   51,600                        51,600    Schlumberger Ltd.                                  2,972,676                    2,972,676
                                           Energy Sources                         6.3%
    1,200                         1,200    Amerada Hess Corp.                                    93,744                       93,744
                   30,000        30,000    Apache Corp.                                                       1,728,300    1,728,300
                   20,000        20,000    Burlington Resources, Inc.                                           895,000      895,000
   41,500                        41,500    Chevron Corp.                                      3,643,700                    3,643,700
   60,400                        60,400    Conoco, Inc.                                       1,706,300                    1,706,300
                   60,000        60,000    Devon Energy Corp.                                                 3,492,000    3,492,000
   33,700          49,200        82,900    El Paso Corp.                                      2,200,610       3,212,760    5,413,370
  123,784          19,200       142,984    Exxon Mobil Corp.                                 10,026,504       1,555,200   11,581,704
   20,000                        20,000    Kerr-McGee Corp.                                   1,298,000                    1,298,000
   48,700                        48,700    Royal Dutch Petroleum Co. GDR                      2,699,928                    2,699,928
                                           Financial Services                     9.7%
                   45,000        45,000    American Express Co.                                               1,858,500    1,858,500
                   35,000        35,000    Capital One Financial Corp.                                        1,942,500    1,942,500
  197,115         134,066       331,181    Citigroup, Inc.                                    8,866,233       6,030,289   14,896,522
   32,500                        32,500    Goldman Sachs Group, Inc.                          2,765,750                    2,765,750
   57,350         150,000       207,350    J.P. Morgan Chase &  Co., Inc.                     2,575,015       6,735,000    9,310,015
                   55,000        55,000    Lehman Brothers Holdings, Inc.                                     3,448,500    3,448,500
   86,700                        86,700    Merrill Lynch & Co., Inc.                          4,803,180                    4,803,180
                   40,000        40,000    Morgan Stanley Dean Witter & Co.                                   2,140,000    2,140,000
                   55,000        55,000    Providian Financial Corp.                                          2,697,750    2,697,750

                 SunAmerica Equity Funds Growth and Income Fund
                    North American Funds Growth & Income Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
North American   SunAmerica                                                                             North American   SunAmerica
   Growth &      Growth and   Pro Forma                                                       Maturity    Growth &      Growth and
    Income         Income     Combined              Description                     Coupon      Date       Income          Income
--------------   ----------   ---------  ---------------------------------------   ---------  ---------  -------------   -----------

                  110,000       110,000    Washington Mutual, Inc.
                                           Food, Beverage & Tobacco                                           2.9%          3.1%
                   80,000        80,000    Anheuser-Busch Cos., Inc.
   72,600                        72,600    Coca-Cola Co.
   95,000          60,000       155,000    PepsiCo, Inc.
                   37,500        37,500    Philip Morris Cos., Inc.
                                           Forest Products                                                    0.0%          1.6%
                   60,000        60,000    Georgia-Pacific Group
                   55,000        55,000    Temple-Inland, Inc.
                                           Health Services                                                    1.0%          0.0%
   62,600                        62,600    HCA, Inc
                                           Household Products                                                 3.2%          1.7%
   60,050          65,000       125,050    Kimberly-Clark Corp.
   66,300                        66,300    Procter & Gamble Co.
                                           Insurance                                                          4.4%          0.0%
   73,125                        73,125    American International Group, Inc. (1)
   55,200                        55,200    Marsh & McLennan Cos., Inc.
                                           Internet Content                                                   0.4%          0.0%
   28,355                        28,355    VeriSign, Inc+
                                           Internet Software                                                  0.6%          0.0%
  106,900                       106,900    Oracle Corp.+
                                           Leisure & Tourism                                                  1.1%          0.0%
  102,600                       102,600    McDonald's Corp
                                           Machinery                                                          0.8%          0.0%
   37,400                        37,400    Illinois Tool Works, Inc.
                                           Metals & Mining                                                    2.6%          0.0%
  104,400                       104,400    Alcoa, Inc.
   28,200                        28,200    Minnesota Mining & Manufacturing Co.
                                           Medical Products                                                   3.5%          2.9%
                   60,000        60,000    Amgen, Inc.+
   50,900                        50,900    Baxter International, Inc.
   46,700          45,000        91,700    Johnson & Johnson Co.
                                           Pharmaceuticals                                                   12.1%          8.1%
   87,800                        87,800    Abbott Laboratories, Inc.
   90,200                        90,200    American Home Products Corp.
   66,800          65,000       131,800    Bristol-Myers Squibb Co.
                   25,000        25,000    Genentech, Inc.+
   27,900                        27,900    Immunex Corp.
   65,000          75,000       140,000    Merck & Co., Inc.
  133,150         110,000       243,150    Pfizer, Inc.
   95,889          65,000       160,889    Pharmacia Corp.
   52,000          76,000       128,000    Schering-Plough Corp.
                                           Retail Stores                                                      6.4%          5.2%

              Principal/Shares                                                                              Market Value
---------------------------------------------                                              -----------------------------------------
North American   SunAmerica                                                                North American   SunAmerica
   Growth &      Growth and   Pro Forma                                        Pro Forma       Growth &      Growth and  Pro Forma
    Income         Income     Combined              Description                Combined        Income         Income     Combined
--------------   ----------   ---------  -----------------------------------  ----------   --------------   -----------  -----------
                  110,000       110,000    Washington Mutual, Inc.                                            6,022,500    6,022,500
                                           Food, Beverage & Tobacco                 3.0%
                   80,000        80,000    Anheuser-Busch Cos., Inc.                                          3,674,400    3,674,400
   72,600                        72,600    Coca-Cola Co.                                      3,278,616                    3,278,616
   95,000          60,000       155,000    PepsiCo, Inc.                                      4,175,250       2,637,000    6,812,250
                   37,500        37,500    Philip Morris Cos., Inc.                                           1,779,375    1,779,375
                                           Forest Products                          0.8%
                   60,000        60,000    Georgia-Pacific Group                                              1,764,000    1,764,000
                   55,000        55,000    Temple-Inland, Inc.                                                2,433,750    2,433,750
                                           Health Services                          0.5%
   62,600                        62,600    HCA, Inc                                           2,520,902                    2,520,902
                                           Household Products                       2.4%
   60,050          65,000       125,050    Kimberly-Clark Corp.                               4,073,192       4,408,950    8,482,142
   66,300                        66,300    Procter & Gamble Co.                               4,150,380                    4,150,380
                                           Insurance                                2.2%
   73,125                        73,125    American International Group, Inc. (1)             5,886,563                    5,886,563
   55,200                        55,200    Marsh & McLennan Cos., Inc.                        5,245,656                    5,245,656
                                           Internet Content                         0.2%
   28,355                        28,355    VeriSign, Inc+                                     1,004,830                    1,004,830
                                           Internet Software                        0.3%
  106,900                       106,900    Oracle Corp.+                                      1,601,362                    1,601,362
                                           Leisure & Tourism                        0.5%
  102,600                       102,600    McDonald's Corp                                    2,724,030                    2,724,030
                                           Machinery                                0.4%
   37,400                        37,400    Illinois Tool Works, Inc.                          2,125,816                    2,125,816
                                           Metals & Mining                          1.3%
  104,400                       104,400    Alcoa, Inc.                                        3,753,180                    3,753,180
   28,200                        28,200    Minnesota Mining & Manufacturing Co.               2,929,980                    2,929,980
                                           Medical Products                         3.2%
                   60,000        60,000    Amgen, Inc.+                                                       3,611,250    3,611,250
   50,900                        50,900    Baxter International, Inc.                         4,791,726                    4,791,726
   46,700          45,000        91,700    Johnson & Johnson Co.                              4,084,849       3,936,150    8,020,999
                                           Pharmaceuticals                         10.1%
   87,800                        87,800    Abbott Laboratories, Inc.                          4,143,282                    4,143,282
   90,200                        90,200    American Home Products Corp.                       5,299,250                    5,299,250
   66,800          65,000       131,800    Bristol-Myers Squibb Co.                           3,967,920       3,861,000    7,828,920
                   25,000        25,000    Genentech, Inc.+                                                   1,262,500    1,262,500
   27,900                        27,900    Immunex Corp.                                        399,319                      399,319
   65,000          75,000       140,000    Merck & Co., Inc.                                  4,933,500       5,692,500   10,626,000
  133,150         110,000       243,150    Pfizer, Inc.                                       5,452,493       4,504,500    9,956,993
   95,889          65,000       160,889    Pharmacia Corp.                                    4,829,929       3,274,050    8,103,979
   52,000          76,000       128,000    Schering-Plough Corp.                              1,899,560       2,776,280    4,675,840
                                           Retail Stores                            5.8%

                 SunAmerica Equity Funds Growth and Income Fund
                    North American Funds Growth & Income Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)

                 Principal/Shares
---------------------------------------------
North American   SunAmerica                                                                             North American   SunAmerica
   Growth &      Growth and   Pro Forma                                                       Maturity    Growth &      Growth and
    Income         Income     Combined              Description                     Coupon      Date       Income          Income
--------------   ----------   ---------  ---------------------------------------   ---------  ---------  -------------   -----------
   19,200                       19,200    CVS Corp.
                  123,600      123,600    Gap, Inc.
   68,500          40,000      108,500    Home Depot, Inc.
   20,000                       20,000    Safeway, Inc.
   94,300          80,000      174,300    Target Corp.
  153,900         120,000      273,900    Wal-Mart Stores, Inc.
                                          Telecommunications                                                    6.4%          5.3%
                  100,000      100,000    AT&T Corp.
                   10,000       10,000    CIENA Corp.+
   96,800          72,000      168,800    General Motors Corp., Class H+
   63,400                       63,400    JDS Uniphase Corp.+
                   50,000       50,000    QUALCOMM, Inc.+
  108,744          40,000      148,744    SBC Communications, Inc.
   86,454          70,000      156,454    Verizon Communications
  223,000         100,000      323,000    WorldCom, Inc.+
                                          Utilities                                                             2.5%          3.0%
                   65,000       65,000    Calpine Corp.+
                   50,000       50,000    Energy East Corp.
   33,975          40,000       73,975    Exelon Corp.
   65,500                       65,500    FPL Group, Inc
                   23,000       23,000    NRG Energy, Inc.+
                                          Total Investment Securities                                          99.6%         85.4%
                                              (cost $223,943,517; $233,341,530; $457,285,047)

                                          REPURCHASE AGREEMENTS                                                 0.8%         11.3%

1,993,000                    1,993,000    Paribas, Inc. Repurchase Agreement         5.27      4/2/01
               19,583,000   19,583,000    State Street Bank & Trust Co. Repurchase
                                          Agreement                                  5.15      4/2/01
               10,000,000   10,000,000    UBS Warburg, Inc. Repurchase Agreement     5.28      4/2/01

                                          Total Repurchase Agreements
                                              (cost $1,993,000; $29,583,000; $31,576,000)
                                          TOTAL INVESTMENTS                                                   100.4%         96.7%
                                              (cost $225,936,517; $262,924,530; $488,861,047)
                                                  Other assets less liabilities (2)                            -0.4%          3.3%
                                                                                                            ----------   -----------
                                                  NET ASSETS                                                  100.0%        100.0%
                                                                                                            ==========   ===========


                 Principal/Shares                                                                 Market Value
---------------------------------------------                                     --------------------------------------------
North American   SunAmerica                                                                North American   SunAmerica
   Growth &      Growth and   Pro Forma                                        Pro Forma       Growth &      Growth and  Pro Forma
    Income         Income     Combined              Description                Combined        Income         Income     Combined
--------------   ----------   ---------  --------------------------------    ------------  --------------   -----------  -----------

   19,200                       19,200    CVS Corp.                                          1,123,008                    1,123,008
                  123,600      123,600    Gap, Inc.                                                         2,931,791     2,931,791
   68,500          40,000      108,500    Home Depot, Inc.                                   2,952,350      1,724,000     4,676,350
   20,000                       20,000    Safeway, Inc.                                      1,103,000                    1,103,000
   94,300          80,000      174,300    Target Corp.                                       3,402,344      2,886,400     6,288,744
  153,900         120,000      273,900    Wal-Mart Stores, Inc.                              7,771,950      6,060,000    13,831,950
                                          Telecommunications                      5.8%
                  100,000      100,000    AT&T Corp.                                                        2,130,000     2,130,000
                   10,000       10,000    CIENA Corp.+                                                        417,500       417,500
   96,800          72,000      168,800    General Motors Corp., Class H+                     1,887,600      1,404,000     3,291,600
   63,400                       63,400    JDS Uniphase Corp.+                                1,168,938                    1,168,938
                   50,000       50,000    QUALCOMM, Inc.+                                                   2,831,250     2,831,250
  108,744          40,000      148,744    SBC Communications, Inc.                           4,853,245      1,785,200     6,638,445
   86,454          70,000      156,454    Verizon Communications                             4,262,182      3,451,000     7,713,182
  223,000         100,000      323,000    WorldCom, Inc.+                                    4,167,313      1,868,750     6,036,063
                                          Utilities                               2.7%
                   65,000       65,000    Calpine Corp.+                                                    3,579,550     3,579,550
                   50,000       50,000    Energy East Corp.                                                   867,500       867,500
   33,975          40,000       73,975    Exelon Corp.                                       2,228,760      2,624,000     4,852,760
   65,500                       65,500    FPL Group, Inc                                     4,015,150                    4,015,150
                   23,000       23,000    NRG Energy, Inc.+                                                   837,200       837,200
                                                                                          ------------   ------------  ------------
                                          Total Investment Securities            92.4%     253,461,428    224,178,735   477,640,163
                                                                                          ------------   ------------  ------------
                                              (cost $223,943,517; $233,341,530;
                                               $457,285,047)

                                          REPURCHASE AGREEMENTS                   6.1%
1,993,000                    1,993,000    Paribas, Inc. Repurchase Agreement


               19,583,000   19,583,000    State Street Bank & Trust Co. Repurchase           1,993,000                    1,993,000
                                          Agreement                                                        19,583,000    19,583,000
               10,000,000   10,000,000    UBS Warburg, Inc. Repurchase Agreement                           10,000,000    10,000,000
                                          Total Repurchase Agreements
                                              (cost $1,993,000; $29,583,000;
                                                                                          ------------   ------------  ------------
                                              $31,576,000)                                   1,993,000     29,583,000    31,576,000
                                                                                          ------------   ------------  ------------
                                          TOTAL INVESTMENTS                      98.5%     255,454,428    253,761,735   509,216,163

                                              (cost $225,936,517; $262,924,530;
                                               $488,861,047)
                                               Other assets less liabilities (2)  1.5%        (892,237)     8,619,885     7,500,326
                                                                                         -------------------------------------------
                                               NET ASSETS                       100.0%    $254,562,191   $262,381,620  $516,716,489
                                                                                        ============================================


                                          + Non-income producing security GDR ("Global Depositary
                                          Receipt")

                                          (1) Security represents an investment in an affiliated
                                          company

                                          (2) To adjust ($227,322) for prepaid expenses on the North
                                          American Funds Growth & Income to be expensed prior to the reorganization

                                         Management does not anticipate having to sell any securities as a result of the reorganization, however, securities may be sold due to differing portfolio management style.

                                          See Notes to Pro Forma Financial Statements

                 SUNAMERICA EQUITY FUNDS GROWTH AND INCOME FUND
                    NORTH AMERICAN FUNDS GROWTH & INCOME FUND
                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                 March 31, 2001
                                   (unaudited)


1.   BASIS OF COMBINATION

     The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments at March 31, 2001, and related Statement of Operations ("Pro Forma Statements") for the twelve months ended March 31, 2001, reflect the accounts of the Growth and Income Fund ("SunAmerica Growth and Income") a separately managed portfolio of SunAmerica Equity Funds, and Growth & Income Fund ("Growth & Income") a separately managed portfolio of North American Funds. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of the Growth & Income Fund Class A, Class B, Class C, and Class I shares as of the close of business on March 31, 2001. American International Group, Inc. will pay the cost of the reorganization.

     The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Growth & Income in exchange for shares of SunAmerica Growth and Income. In conjunction with the reorganization, SunAmerica Growth and Income is the surviving fund.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of SunAmerica Growth and Income and Growth & Income included in their respective Statements of Additional Information.

2.   VALUATION

     Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market markers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sale price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term securities which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

3.   CAPITAL SHARES

     The pro forma combined net asset value per share assumes the issuance of additional shares of SunAmerica Growth and Income which would have been issued at March 31, 2001 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the March 31, 2001 net asset value of SunAmerica Growth and Income Class A ($13.50), Class B ($13.04), Class II, ($13.02), and Class Z ($13.73). Class I shares will be offered on SunAmerica Growth and Income and will assume the net asset value of Class A. The Class C shares of Growth & Income will receive Class II shares of SunAmerica Growth and Income.


          The pro forma number of shares outstanding are as follows:

                                        Class A         Class B           Class II          Class Z         Class I
----------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
Shares of SunAmerica
Growth and Income                     7,089,474       10,094,368         2,661,158           29,613              0
----------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
Additional Shares to be
issued to Growth &
Income                                3,064,043        5,930,600         9,572,892                0        814,533
----------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
Pro Forma Shares
outstanding                          10,153,517       16,024,968        12,234,050           29,613        814,533
-------------------------------------------------------------------------------------------------------------------------

     These pro forma financial statements assume that all shares of Growth & Income Class A, Class B, Class C, and Class I outstanding on March 31, 2001 were exchanged, tax free, for SunAmerica Growth and Income Class A, Class B, Class II, and Class I shares, respectively. Class Z shares were not affected by the combination.

4.   PRO FORMA OPERATING EXPENSES

     The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of SunAmerica Growth and Income, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the expenses of SunAmerica Growth and Income and Growth & Income combined, adjusted for certain items which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for SunAmerica Growth and Income at the level of assets of the combined fund for the stated period.

SUNAMERICA EQUITY GROWTH OPPORTUNITIES FUND
NORTH AMERICAN FUNDS MID CAP GROWTH FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001
(unaudited)

                                                                 North America   SunAmerica Equity
                                                                      Funds        Funds Growth                       Pro Forma
                                                                 Mid Cap Growth    Opportunities     Pro Forma        Combined
                                                                      Fund              Fund        Adjustments       (Note 1)
                                                                 --------------  -----------------  -----------      ------------
ASSETS:
Investment securities, at value (identified cost $65,430,986,
$264,728,084, and $330,159,070, respectively)                       $43,851,114     $223,072,593          -          $266,923,707
Repurchase agreements (cost equals market)                              597,000       18,709,000          -            19,306,000
Cash                                                                        206              204          -                   410
Receivable for investments sold                                         235,938        5,296,178          -             5,532,116
Receivable for shares of beneficial interest sold                        11,742        1,394,418          -             1,406,160
Interest and dividends receivable                                        11,591           41,586          -                53,177
Receivable from investment adviser                                        9,435              -            -                 9,435
Prepaid expenses and other assets                                       190,229            3,279      (61,551)(A)         131,957
                                                                    ------------    -------------   ----------       -------------
          Total assets                                               44,907,255      248,517,258      (61,551)        293,362,962
                                                                    ------------    -------------   ----------       -------------

LIABILITIES:
Payable for investments purchased                                       130,378        2,735,478          -             2,865,856
Payable for shares of beneficial interest redeemed                       64,012          435,043          -               499,055
Investment advisory and management
  fees payable                                                              -            167,130          -               167,130
Distribution and service maintenance
  fees payable                                                           31,898          148,713          -               180,611
Other accrued expenses                                                   87,124           80,536          -               167,660
                                                                    ------------    -------------   ----------       -------------
          Total liabilities                                             313,412        3,566,900            0           3,880,312
                                                                    ------------    -------------   ----------       -------------
                    Net assets                                      $44,593,843     $244,950,358     ($61,551)       $289,482,650
                                                                    ============    =============   ==========       =============

NET ASSETS WERE COMPOSED OF:
Common Stock, $.001, $.01, and  $.01,  par value                         $4,554         $125,421      $18,573 (B)         148,548
Paid-in capital                                                      71,630,237      358,545,147      (18,573)(B)     430,156,811
                                                                    ------------    -------------   ----------       -------------
                                                                     71,634,791      358,670,568            0         430,305,359
Accumulated undistributed net
  investment income (loss)                                           (1,524,365)      (1,366,704)     (61,551)(A)      (2,952,620)
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                        (3,936,680)     (70,698,015)         -           (74,634,695)
Net unrealized appreciation (depreciation) on
   investments                                                      (21,579,872)     (41,655,491)         -           (63,235,363)
Net unrealized appreciation (depreciation) of foreign
  currency, and other assets and liabilities                                (31)             -            -                   (31)
                                                                    ------------    -------------   ----------       -------------
                    Net assets                                      $44,593,843     $244,950,358     ($61,551)       $289,482,650
                                                                    ============    =============   ==========       =============

SUNAMERICA EQUITY GROWTH OPPORTUNITIES FUND
NORTH AMERICAN FUNDS MID CAP GROWTH FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001
(unaudited)

                                                     North America Funds  SunAmerica Equity Funds                      Pro Forma
                                                        Mid Cap Growth      Growth Opportunities     Pro Forma         Combined
                                                             Fund                   Fund            Adjustments        (Note 1)
                                                     -------------------  ----------------------- -------------       ------------
Class A:
     Net assets                                               $7,248,056       $124,773,186         ($10,003) (A)     $132,011,239
     Shares outstanding                                          715,655          6,131,576         (359,977) (B)        6,487,254
     Net asset value and redemption price per share               $10.13             $20.35              -                  $20.35
     Maximum sales charge (5.75% of offering price)                 0.62               1.24              -                    1.24
                                                           --------------     --------------    -------------        --------------
     Maximum offering price to public                             $10.75             $21.59              -                  $21.59
                                                           ==============     ==============    =============        ==============
Class B:
     Net assets                                              $17,253,698        $75,131,892         ($23,815) (A)      $92,361,775
     Shares outstanding                                        1,795,035          4,006,776         (876,108) (B)        4,925,703
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                            $9.61             $18.75              -                  $18.75
                                                           ==============     ==============    =============        ==============

Class II:
     Net assets                                                      -          $45,045,280      $12,343,407 (D)       $57,388,687
     Shares outstanding                                              -            2,403,768          658,666 (B)(D)      3,062,434
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                         -               $18.74              -                  $18.74
     Maximum sales charge (1.00% of offering price)                  -                 0.19              -                    0.19
                                                           --------------     --------------    -------------        --------------
     Maximum offering price to public                                -               $18.93              -                  $18.93
                                                           ==============     ==============    =============        ==============

Class C:
     Net assets                                              $12,360,468                 -      ($12,360,468) (A)(D)            $0
     Shares outstanding                                        1,283,728                 -        (1,283,728) (B)(D)             0
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                            $9.63                 -               -                     -
                                                           ==============     ==============    =============        ==============


Class I:
     Net assets                                               $7,731,621                 -          ($10,672) (A)       $7,720,949
     Shares outstanding                                          759,324                 -          (379,916) (B)(C)       379,408
     Net asset value, offering and redemption
      price per share                                             $10.18             $20.35              -                  $20.35
                                                           ==============     ==============    =============        ==============


(A) To adjust for the remaining balances of any prepaid expenses on the North American Funds Mid Cap Growth Fund to be expensed prior to the reorganization
(B) To adjust for a tax free exchange of North American Funds Mid Cap Growth shares for shares of SunAmerica Equity Funds Growth Opportunities
(C) Class I shares will be offered on SunAmerica Equity Funds Growth Opportunities and will assume the net asset value of Class A
(D) Class C shares of North American Funds Mid Cap Growth will receive Class II shares of SunAmerica Equity Funds Growth Opportunities

See Notes to Pro Forma Financial Statements

SUNAMERICA EQUITY FUNDS GROWTH OPPORTUNITIES FUND
NORTH AMERICAN FUNDS MID CAP GROWTH FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(unaudited)

                                                                                            SunAmerica
                                                                          North America       Equity
                                                                           Funds Mid       Funds Growth                 Pro Forma
                                                                           Cap Growth      Opportunities  Pro Forma     Combined
                                                                              Fund             Fund      Adjustments     (Note 1)
                                                                          ------------------------------ -----------  -------------
INVESTMENT INCOME:
Income:
     Interest                                                                  $67,430       $2,537,433          0       $2,604,863
     Dividends*                                                                120,760          501,959          0          622,719
                                                                          -------------   -------------- ---------    -------------
            Total investment income                                            188,190        3,039,392          0        3,227,582
                                                                          -------------   -------------- ---------    -------------
Expenses:
     Investment advisory and management fees                                   499,707        2,209,521    (91,957)(E)    2,617,271
     Distribution and service maintenance fees
        Class A                                                                 30,976          562,776          0          593,752
        Class B                                                                213,259          854,248          0        1,067,507
        Class II                                                                     0          485,951    148,358 (D)      634,309
        Class C                                                                148,358                0   (148,358)(D)            0
        Class I                                                                 22,861                0          0           22,861
     Transfer agent fees and expenses                                          260,749                0   (260,749)(E)            0
         Class A                                                                     0          378,115     21,241 (E)      399,356
         Class B                                                                     0          205,567     51,182 (E)      256,749
         Class II                                                                    0          109,733     37,090 (E)      146,823
         Class I                                                                     0                0     27,433 (E)       27,433
     Registration fees                                                          38,240                0    (38,240)(E)            0
         Class A                                                                     0           58,752      1,248 (E)       60,000
         Class B                                                                     0           31,250      1,750 (E)       33,000
         Class II                                                                    0           20,336        664 (E)       21,000
         Class I                                                                     0                0     10,000 (E)       10,000
     Accounting/administration                                                  57,359                0    (57,359)(E)            0
     Custodian fees and expenses                                                29,881          117,135     (7,428)(E)      139,588
     Audit and legal fees                                                       26,064           24,100    (17,664)(F)       32,500
     Miscellaneous expenses                                                     27,977           51,409     (9,350)(F)       70,036
                                                                          -------------   -------------- ---------    -------------
         Total expenses                                                      1,355,431        5,108,893   (332,139)       6,132,185
         Less: expenses waived/reimbursed by investment adviser               (311,542)               0    290,568 (G)      (20,974)
         Less: custody credits earned on cash balances                               0           (3,527)         0           (3,527)
                                                                          -------------   -------------- ---------    -------------
         Net expenses                                                        1,043,889        5,105,366    (41,571)       6,107,684
                                                                          -------------   -------------- ---------    -------------
Net investment income (loss)                                                  (855,699)      (2,065,974)    41,571       (2,880,102)
                                                                          -------------   -------------- ---------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                     (5,223,434)     (70,669,756)         0      (75,893,190)
Net realized gain (loss) loss on futures and options contracts                       0        1,223,986          0        1,223,986
Net realized gain (loss) on foreign currency and other assets and
   liabilities                                                                      (4)               0          0               (4)
Net change in unrealized appreciation/depreciation of
  investments                                                              (20,632,279)    (102,910,609)         0     (123,542,888)
Net change in unrealized appreciation/depreciation on foreign
  currency and other assets and liabilities                                         34                0          0               34
                                                                          -------------   -------------- ---------    -------------
Net realized and unrealized gain (loss) on investments, foreign currency
and other assets and liabilities                                           (25,855,683)    (172,356,379)         0     (198,212,062)
                                                                          -------------   -------------- ---------    -------------

NET INCREASE (DECREASE) IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                                       ($26,711,382)   ($174,422,353)   $41,571    ($201,092,164)
                                                                          =============   ============== =========    =============



(D) Class C shares of North American Funds Mid Cap Growth will receive Class II shares of SunAmerica Equity Funds Growth Opportunities
(E) Reflects adjustments to expenses based on surviving fund's fee schedules and combined net assets
(F) Reflects the elimination of duplicate services or fees
(G) Reflects adjustments to expenses waived/reimbused by investment adviser based on pro forma expenses

See Notes to Pro Forma Financial Statements

                SunAmerica Equity Funds Growth Opportunities Fund
                    North American Funds Mid Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)


         Principal/Shares
-----------------------------------
Mid Cap       Growth      Pro Forma                                                             Maturity     Mid Cap     Growth
 Growth   Opportunities   Combined                        Description                  Coupon     Date       Growth   Opportunities
--------  -------------  ----------   ----------------------------------------------  --------  ---------   --------- -------------
                                       COMMON STOCK                                                             98.4%         91.1%
                                       Apparel & Textiles                                                        0.0%          1.0%
             177,500        177,500    Venator Group, Inc.
                                       Automotive                                                                0.9%          0.0%
 10,800                      10,800    Harley Davidson, Inc.
                                       Banks                                                                     2.9%          0.7%
 10,200                      10,200    Banknorth Group, Inc.
  5,600                       5,600    Golden West Financial Corp.
  7,500                       7,500    Northern Trust Corp.
              77,700         77,700    Roslyn Bancorp, Inc.
  9,200                       9,200    Synvous Financial Corp.
                                       Broadcasting & Media                                                      9.0%          0.6%
  7,500                       7,500    Cablevision NY Group, CLASS A +
  3,750                       3,750    Cablevision Systems Corp. +
  2,400                       2,400    Cox Radio, Inc. +
 17,950       50,000         67,950    EchoStar Communications Corp., Class A +
  3,450                       3,450    Gemstar-TV Guide International, Inc. +
  3,400                       3,400    Hispanic Broadcasting Corp. +
  7,400                       7,400    Interpublic Group Cos., Inc.
  9,850                       9,850    Lamar Advertising Co. +
  7,200                       7,200    Omnicom Corp.
 10,060                      10,060    TMP Worldwide, Inc. +
 23,950                      23,950    USA Networks, Inc. +
 45,390                      45,390    WPP Group PLC
    900                         900    WPP Group PLC ADR
                                       Business Services                                                         4.4%          0.0%
  9,100                       9,100    The BISYS Group, Inc. +
  5,800                       5,800    Diamondcluster International, Inc. +
 14,100                      14,100    KPMG Consulting, Inc. +
 16,125                      16,125    Paychex, Inc.
 25,200                      25,200    Robert Half International, Inc. +
 11,200                      11,200    Sapient Corp. +
                                       Communication Equipment                                                   3.3%          2.2%
             233,000        233,000    Advanced Fibre Communications, Inc. +
 10,500                      10,500    Crown Castle International Corp. +
  1,500                       1,500    Digital Lightwave, Inc. +
  5,900                       5,900    Emulex Corp. +
 11,100                      11,100    Extreme Networks, Inc. +
 13,000                      13,000    Finisar, Inc. +
              51,000         51,000    Juniper Networks, Inc. +
  6,800                       6,800    Mcdata Corp. +
 13,800                      13,800    Oni System Corp +
                 500            500    OPNET Technologies, Inc. +
 12,900                      12,900    Redback Networks, Inc. +

         Principal/Shares                                                                             Market Value
-------------------------------------                                                     ------------------------------------
Mid Cap      Growth      Pro Forma                                                 Pro Forma   Mid Cap      Growth       Pro Forma
 Growth   Opportunities   Combined                     Description                 Combined     Growth   Opportunities   Combined
--------  -------------  ------------   ----------------------------------------  -----------  --------  -------------  -----------
                                       COMMON STOCK                                     92.2%
                                       Apparel & Textiles                                0.8%
              177,500       177,500    Venator Group, Inc.                                                   2,449,500    2,449,500
                                       Automotive                                        0.2%
 10,800                      10,800    Harley Davidson, Inc.                                    409,860                     409,860
                                       Banks                                             1.0%
 10,200                      10,200    Banknorth Group, Inc.                                    202,725                     202,725
  5,600                       5,600    Golden West Financial Corp.                              363,440                     363,440
  7,500                       7,500    Northern Trust Corp.                                     468,750                     468,750
               77,700        77,700    Roslyn Bancorp, Inc.                                                  1,748,250    1,748,250
  9,200                       9,200    Synvous Financial Corp.                                  248,400                     248,400
                                       Broadcasting & Media                              1.9%
  7,500                       7,500    Cablevision NY Group, CLASS A +                          527,700                     527,700
  3,750                       3,750    Cablevision Systems Corp. +                               91,125                      91,125
  2,400                       2,400    Cox Radio, Inc. +                                         50,424                      50,424
 17,950        50,000        67,950    EchoStar Communications Corp., Class A +                 496,991     1,384,375     1,881,366
  3,450                       3,450    Gemstar-TV Guide International, Inc. +                    99,188                      99,188
  3,400                       3,400    Hispanic Broadcasting Corp. +                             64,940                      64,940
  7,400                       7,400    Interpublic Group Cos., Inc.                             254,190                     254,190
  9,850                       9,850    Lamar Advertising Co. +                                  361,988                     361,988
  7,200                       7,200    Omnicom Corp.                                            596,736                     596,736
 10,060                      10,060    TMP Worldwide, Inc. +                                    377,879                     377,879
 23,950                      23,950    USA Networks, Inc. +                                     573,303                     573,303
 45,390                      45,390    WPP Group PLC                                            481,165                     481,165
    900                         900    WPP Group PLC ADR                                         48,319                      48,319
                                       Business Services                                 0.7%
  9,100                       9,100    The BISYS Group, Inc. +                                  486,281                     486,281
  5,800                       5,800    Diamondcluster International, Inc. +                      50,388                      50,388
 14,100                      14,100    KPMG Consulting, Inc. +                                  183,300                     183,300
 16,125                      16,125    Paychex, Inc.                                            597,633                     597,633
 25,200                      25,200    Robert Half International, Inc. +                        563,220                     563,220
 11,200                      11,200    Sapient Corp. +                                           80,500                      80,500
                                       Communication Equipment                           2.3%
              233,000       233,000    Advanced Fibre Communications, Inc. +                                 3,334,813    3,334,813
 10,500                      10,500    Crown Castle International Corp. +                       155,531                     155,531
  1,500                       1,500    Digital Lightwave, Inc. +                                 26,437                      26,437
  5,900                       5,900    Emulex Corp. +                                           110,994                     110,994
 11,100                      11,100    Extreme Networks, Inc. +                                 168,831                     168,831
 13,000                      13,000    Finisar, Inc. +                                          124,719                     124,719
               51,000        51,000    Juniper Networks, Inc. +                                              1,935,960    1,935,960
  6,800                       6,800    Mcdata Corp. +                                           154,169                     154,169
 13,800                      13,800    Oni System Corp +                                        269,100                     269,100
                  500           500    OPNET Technologies, Inc. +                                                7,875        7,875
 12,900                      12,900    Redback Networks, Inc. +                                 168,732                     168,732

                SunAmerica Equity Funds Growth Opportunities Fund
                    North American Funds Mid Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)


           Principal/Shares
-------------------------------------------
Mid Cap       Growth      Pro Forma                                                              Maturity    Mid Cap     Growth
 Growth   Opportunities    Combined                    Description                     Coupon      Date      Growth   Opportunities
--------  -------------  -----------  ---------------------------------------------  ----------  ---------  --------- -------------
 10,600                       10,600   Research in Motion Ltd. +
  5,700                        5,700   Sycamore Networks, Inc +
                                       Computer Software                                                         7.2%          3.1%
 11,200                       11,200   Adobe Systems, Inc.
  4,200                        4,200   Aether Systems. Inc. +
                 20,000       20,000   Barra, Inc. +
                 32,400       32,400   Cerner Corp. +
                170,900      170,900   Citrix Systems, Inc. +
  9,000                        9,000   Commerce One, Inc. +
                 82,000       82,000   Futurelink Corp. +
 12,860                       12,860   I2 Technologies, Inc. +
 10,400                       10,400   Inktomi Corp. +
  7,100                        7,100   Intuit, Inc. +
  9,500                        9,500   Liberate Technologies +
  7,600                        7,600   Macromedia, Inc. +
 10,550                       10,550   Mercury Interactive Corp. +
  9,300                        9,300   Micromuse, Inc. +
  6,400                        6,400   Nvidia Corp. +
 10,850                       10,850   Peregrine Systems, Inc. +
  7,900                        7,900   Quest Software, Inc. +
 18,800                       18,800   Rational Software Corp. +
  4,100          66,600       70,700   Siebel Systems, Inc. +
                                       Computers & Business Equipment                                            0.5%          1.9%
                 20,000       20,000   Adept Technology, Inc. +
 10,300                       10,300   Brocade Communications Systems, Inc. +
                 44,400       44,400   EMC Corp. +
                  1,472        1,472   McData Corp., Class A +
                 66,600       66,600   VERITAS Software Corp. +
                                       Education                                                                 1.3%          0.0%
  8,000                        8,000   USA Education Inc.
                                       Electrical Equipment                                                      2.7%          0.0%
 15,000                       15,000   Applied Micro Circuits Corp. +
  5,000                        5,000   Analog Devices, Inc. +
  8,900                        8,900   Molex, Inc.
  7,300                        7,300   New Focus, Inc. +
  4,700                        4,700   Newport Corp.
  8,600                        8,600   Power One, Inc. +
  5,600                        5,600   Sanmina Corp. +
                                       Electronics                                                               8.5%          8.8%
  3,200                        3,200   Advanced Micro Devices, Inc. +
 10,900                       10,900   Altera Corp.  +
                 33,300       33,300   American Superconductor Corp. +
  6,000                        6,000   ASM Lithography Holding NV +
                208,600      208,600   Atmel Corp. +

         Principal/Shares                                                                                 Market Value
-----------------------------------                                                            ----------------------------------
Mid Cap        Growth     Pro Forma                                                Pro Forma    Mid Cap      Growth     Pro Forma
 Growth    Opportunities   Combined                   Description                   Combined     Growth   Opportunities  Combined
--------   -------------  ---------  -------------------------------------------   ----------  ---------  ------------- ----------
 10,600                      10,600    Research in Motion Ltd. +                                 232,882                   232,882
  5,700                       5,700    Sycamore Networks, Inc +                                   57,000                    57,000
                                       Computer Software                              3.7%
 11,200                      11,200    Adobe Systems, Inc.                                       391,664                   391,664
  4,200                       4,200    Aether Systems. Inc. +                                     54,600                    54,600
               20,000        20,000    Barra, Inc. +                                                          1,080,000  1,080,000
               32,400        32,400    Cerner Corp. +                                                         1,109,700  1,109,700
              170,900       170,900    Citrix Systems, Inc. +                                                 3,610,262  3,610,262
  9,000                       9,000    Commerce One, Inc. +                                       83,970                    83,970
               82,000        82,000    Futurelink Corp. +                                                        23,063     23,063
 12,860                      12,860    I2 Technologies, Inc. +                                   186,470                   186,470
 10,400                      10,400    Inktomi Corp. +                                            69,160                    69,160
  7,100                       7,100    Intuit, Inc. +                                            197,025                   197,025
  9,500                       9,500    Liberate Technologies +                                    78,969                    78,969
  7,600                       7,600    Macromedia, Inc. +                                        122,075                   122,075
 10,550                      10,550    Mercury Interactive Corp. +                               441,781                   441,781
  9,300                       9,300    Micromuse, Inc. +                                         351,447                   351,447
  6,400                       6,400    Nvidia Corp. +                                            415,500                   415,500
 10,850                      10,850    Peregrine Systems, Inc. +                                 211,575                   211,575
  7,900                       7,900    Quest Software, Inc. +                                    140,225                   140,225
 18,800                      18,800    Rational Software Corp. +                                 333,700                   333,700
  4,100        66,600        70,700    Siebel Systems, Inc. +                                    111,520      1,811,520  1,923,040
                                       Computers & Business Equipment                 1.7%
               20,000        20,000    Adept Technology, Inc. +                                                 280,000    280,000
 10,300                      10,300    Brocade Communications Systems, Inc. +                    215,167                   215,167
               44,400        44,400    EMC Corp. +                                                            1,305,360  1,305,360
                1,472         1,472    McData Corp., Class A +                                                   27,784     27,784
               66,600        66,600    VERITAS Software Corp. +                                               3,079,584  3,079,584
                                       Education                                      0.2%
  8,000                       8,000    USA Education Inc.                                        581,200                   581,200
                                       Electrical Equipment                           0.4%
 15,000                      15,000    Applied Micro Circuits Corp. +                            247,500                   247,500
  5,000                       5,000    Analog Devices, Inc. +                                    181,200                   181,200
  8,900                       8,900    Molex, Inc.                                               314,003                   314,003
  7,300                       7,300    New Focus, Inc. +                                          91,323                    91,323
  4,700                       4,700    Newport Corp.                                             137,522                   137,522
  8,600                       8,600    Power One, Inc. +                                         124,614                   124,614
  5,600                       5,600    Sanmina Corp. +                                           109,550                   109,550
                                       Electronics                                    8.8%
  3,200                       3,200    Advanced Micro Devices, Inc. +                             84,928                    84,928
 10,900                      10,900    Altera Corp.  +                                           233,669                   233,669
               33,300        33,300    American Superconductor Corp. +                                          534,881    534,881
  6,000                       6,000    ASM Lithography Holding NV +                              130,125                   130,125
              208,600       208,600    Atmel Corp. +                                                          2,046,888  2,046,888

                SunAmerica Equity Funds Growth Opportunities Fund
                    North American Funds Mid Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)


           Principal/Shares
-------------------------------------------
Mid Cap       Growth      Pro Forma                                                            Maturity     Mid Cap     Growth
 Growth   Opportunities    Combined                     Description                    Coupon    Date       Growth   Opportunities
--------  -------------  -----------  ----------------------------------------------   ------  ---------   --------  -------------

             200,000        200,000    Edison International
  6,700       88,800         95,500    Flextronics International Ltd. +
 11,850                      11,850    Globespan Semiconductor, Inc. +
  3,600                       3,600    Handspring, Inc. +
             133,100        133,100    Integrated Device Technology, Inc. +
              60,000         60,000    KLA-Tencor Corp. +
             199,700        199,700    Lam Research Corp. +
  9,100                       9,100    Linear Technology Corp.
  8,900                       8,900    Maxim Intergrated Products, Inc. +
 12,275                      12,275    Microchip Technology, Inc. +
 10,800                      10,800    Micron Technology, Inc.
  7,300                       7,300    Novellus Systems, Inc. +
 19,600                      19,600    Palm, Inc. +
 19,600                      19,600    Transwitch Corp. +
             127,600        127,600    Varian Semiconductor Equipment Associates, Inc. +
 10,800                      10,800    Vitesse Semiconductor Corp. +
 12,950                      12,950    Xilinx, Inc. +
                                       Energy Services                                                         4.9%          11.0%
              83,200         83,200    Baker Hughes, Inc.
  3,100                       3,100    BJ Services Co. +
  8,050                       8,050    Cooper Cameron Corp. +
              55,500         55,500    Diamond Offshore Drilling, Inc.
             144,200        144,200    Energy Partners Ltd. +
             110,900        110,900    Global Marine, Inc. +
             221,900        221,900    Marine Drilling Cos., Inc. +
  9,450                       9,450    Nabors Industries, Inc. +
 11,050                      11,050    Noble Drilling Corp. +
              77,700         77,700    Patterson Energy, Inc. +
              83,200         83,200    Rowan Cos., Inc. +
  1,100                       1,100    Santa Fe International Corp.
  7,150       33,300         40,450    Smith International, Inc.
              41,600         41,600    Transocean Sedco Forex, Inc.
              83,200         83,200    Veritas DGC, Inc. +
                                       Energy Sources                                                          2.2%           0.0%
  7,850                       7,850    Apache Corp.
  6,500                       6,500    Anadarko Petroleum Co.
  8,800                       8,800    Newmont Mining Corp.
                                       Financial Services                                                      8.4%          11.5%
  5,900                       5,900    Bear Stearns Cos., Inc.
  3,200       88,800         92,000    Capital One Financial Corp.
  7,700                       7,700    Countrywide Credit Industries, Inc.
             155,300        155,300    Eaton Vance Corp.
  9,400                       9,400    Edwards, A.G., Inc.
  5,300                       5,300    Federated Investors Inc., Class B

         Principal/Shares                                                                             Market Value
-----------------------------------                                                            ------------------------------------
Mid Cap        Growth     Pro Forma                                                Pro Forma    Mid Cap      Growth      Pro Forma
 Growth    Opportunities   Combined                           Description           Combined     Growth   Opportunities   Combined
--------   -------------  ---------  --------------------------------------------  ----------  ---------  -------------  ---------
              200,000       200,000    Edison International                                                   2,528,000  2,528,000
  6,700        88,800        95,500    Flextronics International Ltd. +                          100,500      1,332,000  1,432,500
 11,850                      11,850    Globespan Semiconductor, Inc. +                           259,219                   259,219
  3,600                       3,600    Handspring, Inc. +                                         41,850                    41,850
              133,100       133,100    Integrated Device Technology, Inc. +                                   3,941,091  3,941,091
               60,000        60,000    KLA-Tencor Corp. +                                                     2,362,500  2,362,500
              199,700       199,700    Lam Research Corp. +                                                   4,742,875  4,742,875
  9,100                       9,100    Linear Technology Corp.                                   373,669                   373,669
  8,900                       8,900    Maxim Intergrated Products, Inc. +                        370,151                   370,151
 12,275                      12,275    Microchip Technology, Inc. +                              310,711                   310,711
 10,800                      10,800    Micron Technology, Inc.                                   448,524                   448,524
  7,300                       7,300    Novellus Systems, Inc. +                                  296,106                   296,106
 19,600                      19,600    Palm, Inc. +                                              164,762                   164,762
 19,600                      19,600    Transwitch Corp. +                                        257,250                   257,250
              127,600       127,600    Varian Semiconductor Equipment
                                          Associates, Inc. +                                                  4,075,225  4,075,225
 10,800                      10,800    Vitesse Semiconductor Corp. +                             257,175                   257,175
 12,950                      12,950    Xilinx, Inc. +                                            454,869                   454,869
                                       Energy Services                               10.0%
               83,200        83,200    Baker Hughes, Inc.                                                     3,020,992  3,020,992
  3,100                       3,100    BJ Services Co. +                                         220,720                   220,720
  8,050                       8,050    Cooper Cameron Corp. +                                    434,700                   434,700
               55,500        55,500    Diamond Offshore Drilling, Inc.                                        2,183,925  2,183,925
              144,200       144,200    Energy Partners Ltd. +                                                 1,362,690  1,362,690
              110,900       110,900    Global Marine, Inc. +                                                  2,839,040  2,839,040
              221,900       221,900    Marine Drilling Cos., Inc. +                                           5,913,635  5,913,635
  9,450                       9,450    Nabors Industries, Inc. +                                 489,888                   489,888
 11,050                      11,050    Noble Drilling Corp. +                                    510,068                   510,068
               77,700        77,700    Patterson Energy, Inc. +                                               2,457,263  2,457,263
               83,200        83,200    Rowan Cos., Inc. +                                                     2,288,000  2,288,000
  1,100                       1,100    Santa Fe International Corp.                               35,750                    35,750
  7,150        33,300        40,450    Smith International, Inc.                                 501,930      2,337,660  2,839,590
               41,600        41,600    Transocean Sedco Forex, Inc.                                           1,803,360  1,803,360
               83,200        83,200    Veritas DGC, Inc. +                                                    2,658,240  2,658,240
                                       Energy Sources                                 0.3%
  7,850                       7,850    Apache Corp.                                              452,238                   452,238
  6,500                       6,500    Anadarko Petroleum Co.                                    408,070                   408,070
  8,800                       8,800    Newmont Mining Corp.                                      141,856                   141,856
                                       Financial Services                            11.0%
  5,900                       5,900    Bear Stearns Cos., Inc.                                   269,866                   269,866
  3,200        88,800        92,000    Capital One Financial Corp.                               177,600      4,928,400  5,106,000
  7,700                       7,700    Countrywide Credit Industries, Inc.                       379,995                   379,995
              155,300       155,300    Eaton Vance Corp.                                                      4,822,065  4,822,065
  9,400                       9,400    Edwards, A.G., Inc.                                       347,800                   347,800
  5,300                       5,300    Federated Investors Inc., Class B                         150,255                   150,255

                SunAmerica Equity Funds Growth Opportunities Fund
                    North American Funds Mid Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)


          Principal/Shares
------------------------------------
Mid Cap       Growth      Pro Forma                                                             Maturity     Mid Cap     Growth
 Growth   Opportunities    Combined                  Description                       Coupon     Date       Growth   Opportunities
--------  --------------  ----------   ---------------------------------------------  --------  ---------   --------- -------------
  8,600                       8,600    Legg Mason, Inc.
  5,320       77,700         83,020    Lehman Brothers Holdings, Inc.
              66,600         66,600    Merrill Lynch & Co., Inc.
             110,900        110,900    Nasdaq-100 Shares +
  3,700                       3,700    National Commercial Financial Corp.
  4,600      110,900        115,500    Providian Financial Corp.
  4,800                       4,800    SEI Investments Co.
  9,400                       9,400    T. Rowe Price & Associates, Inc.
  3,000                       3,000    TCF Financial Corp.
 21,442                      21,442    Waddell & Reed Financial, Inc., Class A
  8,029                       8,029    Waddell & Reed Financial, Inc., Class B
                                       Health Services                                                         3.3%         5.7%
  4,800                       4,800    Amerisource Health Corp. +
 21,700                      21,700    Bergen Brunswig Corp.
  3,000                       3,000    Invitrogen Corp. +
  1,900                       1,900    Laboratory Corp. America Holdings +
  4,700                       4,700    First Health Group Corp. +
  6,200                       6,200    Protein Design Labs Inc. +
              77,700         77,700    Tenet Healthcare Corp. +
              55,500         55,500    Triad Hospitals, Inc. +
              55,500         55,500    UnitedHealth Group, Inc.
              33,300         33,300    Universal Health Services, Inc., Class B
              30,000         30,000    Wellpoint Health Networks, Inc., Class A +
                                       Insurance                                                               4.0%         7.8%
             135,400        135,400    ACE Ltd.
             177,600        177,600    AFLAC, Inc.
 10,750                      10,750    Ambac Financial Group, Inc.
 19,400      166,400        185,800    John Hancock Financial Services +
              94,300         94,300    MetLife, Inc.
  9,800                       9,800    Sun Life Financial Services, Inc. (CAD) +
  8,700                       8,700    Sun Life Financial Services, Inc. +
                                       Internet Content                                                        1.1%         1.3%
  7,700       66,600         74,300    Check Point Software Ltd. +
  5,990                       5,990    Openwave Systems, Inc. +
                                       Internet Software                                                       4.7%         0.8%
  8,900                       8,900    Art Technology Group, Inc. +
 13,700       66,600         80,300    BEA Systems, Inc. +
 13,800                      13,800    Ebay, Inc. +
              45,000         45,000    Entrade, Inc. +*(1)
 35,000                      35,000    Exodus Communications, Inc. +
 10,900                      10,900    Verisign Corp. +
 11,450                      11,450    Vignette Corp. +
 11,000                      11,000    Webmethods, Inc. +
                                       Leisure & Tourism                                                       2.8%         0.9%

         Principal/Shares                                                                             Market Value
------------------------------------                                                     ------------------------------------
Mid Cap        Growth     Pro Forma                                                Pro Forma    Mid Cap      Growth      Pro Forma
 Growth    Opportunities   Combined                 Description                    Combined     Growth   Opportunities   Combined
--------   -------------  ----------  ----------------------------------------    -----------  --------  -------------   ---------
  8,600                       8,600    Legg Mason, Inc.                                          362,060                   362,060
  5,320        77,700        83,020    Lehman Brothers Holdings, Inc.                            333,564   4,871,790     5,205,354
               66,600        66,600    Merrill Lynch & Co., Inc.                                           3,689,640     3,689,640
              110,900       110,900    Nasdaq-100 Shares +                                                 4,341,735     4,341,735
  3,700                       3,700    National Commercial Financial Corp.                        91,806                    91,806
  4,600       110,900       115,500    Providian Financial Corp.                                 225,630   5,439,645     5,665,275
  4,800                       4,800    SEI Investments Co.                                       149,700                   149,700
  9,400                       9,400    T. Rowe Price & Associates, Inc.                          294,338                   294,338
  3,000                       3,000    TCF Financial Corp.                                       113,370                   113,370
 21,442                      21,442    Waddell & Reed Financial, Inc., Class A                   607,881                   607,881
  8,029                       8,029    Waddell & Reed Financial, Inc., Class B                   228,184                   228,184
                                       Health Services                                5.4%
  4,800                       4,800    Amerisource Health Corp. +                                235,440                   235,440
 21,700                      21,700    Bergen Brunswig Corp.                                     360,220                   360,220
  3,000                       3,000    Invitrogen Corp. +                                        164,550                   164,550
  1,900                       1,900    Laboratory Corp. America Holdings +                       228,475                   228,475
  4,700                       4,700    First Health Group Corp. +                                206,213                   206,213
  6,200                       6,200    Protein Design Labs Inc. +                                275,900                   275,900
               77,700        77,700    Tenet Healthcare Corp. +                                            3,418,800     3,418,800
               55,500        55,500    Triad Hospitals, Inc. +                                             1,567,875     1,567,875
               55,500        55,500    UnitedHealth Group, Inc.                                            3,288,930     3,288,930
               33,300        33,300    Universal Health Services, Inc., Class B                            2,940,390     2,940,390
               30,000        30,000    Wellpoint Health Networks, inc., Class A +                          2,859,300     2,859,300
                                       Insurance                                      7.2%
              135,400       135,400    ACE Ltd.                                                            4,977,304     4,977,304
              177,600       177,600    AFLAC, Inc.                                                         4,891,104     4,891,104
 10,750                      10,750    Ambac Financial Group, Inc.                               681,872                   681,872
 19,400       166,400       185,800    John Hancock Financial Services +                         745,930   6,398,080     7,144,010
               94,300        94,300    MetLife, Inc.                                                       2,833,715     2,833,715
  9,800                       9,800    Sun Life Financial Services, Inc. (CAD) +                 190,022                   190,022
  8,700                       8,700    Sun Life Financial Services, Inc. +                       168,252                   168,252
                                       Internet Content                               1.3%
  7,700        66,600        74,300    Check Point Software Ltd. +                               365,750   3,163,500     3,529,250
  5,990                       5,990    Openwave Systems, Inc. +                                  118,842                   118,842
                                       Internet Software                              1.4%
  8,900                       8,900    Art Technology Group, Inc. +                              106,800                   106,800
 13,700        66,600        80,300    BEA Systems, Inc. +                                       402,438   1,956,375     2,358,813
 13,800                      13,800    Ebay, Inc. +                                              499,388                   499,388
               45,000        45,000    Entrade, Inc. +*(1)                                                    34,020        34,020
 35,000                      35,000    Exodus Communications, Inc. +                             376,250                   376,250
 10,900                      10,900    Verisign Corp. +                                          386,269                   386,269
 11,450                      11,450    Vignette Corp. +                                           73,709                    73,709
 11,000                      11,000    Webmethods, Inc. +                                        229,625                   229,625
                                       Leisure & Tourism                              1.2%

                SunAmerica Equity Funds Growth Opportunities Fund
                    North American Funds Mid Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)


           Principal/Shares
-------------------------------------------
Mid Cap       Growth      Pro Forma                                                             Maturity     Mid Cap     Growth
 Growth   Opportunities    Combined                Description                          Coupon    Date       Growth   Opportunities
--------  -------------   ----------  ------------------------------------------------- ------  ---------   --------- -------------
             100,000        100,000    Callaway Golf Co.
 26,450                      26,450    Harrah's Entertainment, Inc. +
  9,550                       9,550    MGM Mirage, Inc.
  5,800                       5,800    Starbucks Corp. +
                                       Machinery                                                               0.0%         2.0%
             177,500        177,500    Kulicke & Soffa Industries, Inc.
             110,900        110,900    Thermo Electron Corp. +
                                       Medical Products                                                        6.9%         6.1%
  4,700       62,100         66,800    Affymetrix, Inc. +
             110,900        110,900    Biomet, Inc.
             102,700        102,700    Biosource International, Inc. +
 20,900       57,700         78,600    Forest Laboratories, Inc. +
  7,300       44,400         51,700    Genzyme Corp. +
               1,084          1,084    Genzyme Surgical Products +
  5,500                       5,500    MedImmune, Inc. +
  8,680       27,700         36,380    Millennium Pharmaceuticals, Inc. +
  6,000                       6,000    St. Jude Medical, Inc.
  4,500                       4,500    Varian Medicap, Inc.
                                       Pharmaceuticals                                                         7.3%        11.9%
  9,750                       9,750    Allergan, Inc.
 19,300                      19,300    Alza Corp. +
  8,200                       8,200    Andrx Group +
              83,200         83,200    Biogen, Inc. +
              83,200         83,200    Charles River Laboratories International, Inc. +
             164,200        164,200    Curagen Corp. +
              94,300         94,300    Genvec, Inc. +
  4,600                       4,600    Human Genome Sciences, Inc. +
             144,200        144,200    IMS Health, Inc.
 16,175                      16,175    King Pharmaceuticals, Inc. +
              49,900         49,900    Merck & Co., Inc.
              70,750         70,750    Pfizer, Inc.
              72,100         72,100    Schering-Plough Corp.
             221,900        221,900    Serono SA ADR+
  9,100                       9,100    Teva Pharmaceutical Industries Ltd. ADR
                                       Retail Stores                                                           2.7%        10.2%
             255,200        255,200    Abercrombie & Fitch Co., Class A +
              88,800         88,800    Bed Bath & Beyond, Inc. +
  4,700                       4,700    CDW Computer Centers, Inc. +
             110,900        110,900    Gap, Inc.
 10,500                      10,500    Kohls Corp. +
              83,200         83,200    Limited, Inc.
              66,600         66,600    Payless Shoesource, Inc. +
 10,780                      10,780    Radioshack Corp.
             110,900        110,900    Target Corp.

          Principal/Shares                                                                             Market Value
------------------------------------                                                     ------------------------------------
Mid Cap        Growth     Pro Forma                                                Pro Forma    Mid Cap     Growth       Pro Forma
 Growth    Opportunities   Combined                 Description                    Combined     Growth   Opportunities    Combined
--------   -------------  ----------  ------------------------------------------  -----------   -------  -------------   ----------
              100,000       100,000    Callaway Golf Co.                                                   2,221,000     2,221,000
 26,450                      26,450    Harrah's Entertainment, Inc. +                            778,424                   778,424
  9,550                       9,550    MGM Mirage, Inc.                                          239,705                   239,705
  5,800                       5,800    Starbucks Corp. +                                         246,138                   246,138
                                       Machinery                                      1.7%
              177,500       177,500    Kulicke & Soffa Industries, Inc.                                    2,407,344     2,407,344
              110,900       110,900    Thermo Electron Corp. +                                             2,493,032     2,493,032
                                       Medical Products                               6.3%
  4,700        62,100        66,800    Affymetrix, Inc. +                                        130,719   1,727,156     1,857,875
              110,900       110,900    Biomet, Inc.                                                        4,368,420     4,368,420
              102,700       102,700    Biosource International, Inc. +                                       664,341       664,341
 20,900        57,700        78,600    Forest Laboratories, Inc. +                             1,238,116   3,418,148     4,656,264
  7,300        44,400        51,700    Genzyme Corp. +                                           659,409   4,010,652     4,670,061
                1,084         1,084    Genzyme Surgical Products +                                             5,962         5,962
  5,500                       5,500    MedImmune, Inc. +                                         197,313                   197,313
  8,680        27,700        36,380    Millennium Pharmaceuticals, Inc. +                        264,393     843,742     1,108,135
  6,000                       6,000    St. Jude Medical, Inc.                                    323,100                   323,100
  4,500                       4,500    Varian Medicap, Inc.                                      273,600                   273,600
                                       Pharmaceuticals                               11.2%
  9,750                       9,750    Allergan, Inc.                                            722,962                   722,962
 19,300                      19,300    Alza Corp. +                                              781,650                   781,650
  8,200                       8,200    Andrx Group +                                             401,800                   401,800
               83,200        83,200    Biogen, Inc. +                                                      5,267,600     5,267,600
               83,200        83,200    Charles River Laboratories International, Inc. +                    2,059,200     2,059,200
              164,200       164,200    Curagen Corp. +                                                     3,848,438     3,848,438
               94,300        94,300    Genvec, Inc. +                                                        495,075       495,075
  4,600                       4,600    Human Genome Sciences, Inc. +                             211,600                   211,600
              144,200       144,200    IMS Health, Inc.                                                    3,590,580     3,590,580
 16,175                      16,175    King Pharmaceuticals, Inc. +                              659,131                   659,131
               49,900        49,900    Merck & Co., Inc.                                                   3,787,410     3,787,410
               70,750        70,750    Pfizer, Inc.                                                        2,897,213     2,897,213
               72,100        72,100    Schering-Plough Corp.                                               2,633,813     2,633,813
              221,900       221,900    Serono SA ADR+                                                      4,482,380     4,482,380
  9,100                       9,100    Teva Pharmaceutical Industries Ltd. ADR                   497,088                   497,088
                                       Retail Stores                                  9.0%
              255,200       255,200    Abercrombie & Fitch Co., Class A +                                  8,345,040     8,345,040
               88,800        88,800    Bed Bath & Beyond, Inc. +                                           2,181,150     2,181,150
  4,700                       4,700    CDW Computer Centers, Inc. +                              145,700                   145,700
              110,900       110,900    Gap, Inc.                                                           2,630,548     2,630,548
 10,500                      10,500    Kohls Corp. +                                             647,745                   647,745
               83,200        83,200    Limited, Inc.                                                       1,307,904     1,307,904
               66,600        66,600    Payless Shoesource, Inc. +                                          4,145,850     4,145,850
 10,780                      10,780    Radioshack Corp.                                          395,518                   395,518
              110,900       110,900    Target Corp.                                                        4,001,271     4,001,271

               SunAmerica Equity Funds Growth Opportunities Fund
                   North American Funds Mid Cap Growth Fund
                  Pro Forma Combined Portfolio of Investments
                             As of March 31, 2001
                                  (unaudited)


         Principal/Shares
------------------------------------
Mid Cap       Growth      Pro Forma                                                             Maturity     Mid Cap     Growth
 Growth   Opportunities    Combined                           Description              Coupon     Date       Growth   Opportunities
--------  -------------   ----------  -----------------------------------------------  -------  ---------   --------- -------------

              72,100         72,100    TJX Cos, Inc.
                                       Telecommunications                                                      9.4%         1.8%
 14,000                      14,000    ADC Telecommunications, Inc. +
 17,850                      17,850    Allegiance Telecom, Inc. +
  8,350                       8,350    Amdocs Ltd. +
 14,300                      14,300    Asia Global Crossing Ltd.
  9,500       44,400         53,900    CIENA Corp. +
  3,150                       3,150    Colt Telecommunications Group PLC +
  7,100       44,400         51,500    Comverse Technology, Inc. +
 10,750                      10,750    Entercom Communications Corp. +
  5,500                       5,500    Level 3 Communications, Inc. +
 41,550                      41,550    McLeodUSA, Inc. +
 25,900                      25,900    Nextel Partners, Inc. +
 11,800                      11,800    Sonus Networks, Inc. +
 14,170                      14,170    Time Warner Telecomm, Inc. +
  6,100                       6,100    Western Wireless Corp. +
 19,500                      19,500    XO Communication, Inc. +
                                       Utilities                                                               0.0%         1.8%
              33,300         33,300    ENRON CORP
             200,000        200,000    PG&E Corp. +
                                       Total Investment Securities                                            98.4%        91.1%
                                           (cost $65,430,986; $264,728,084; $330,159,070)

                                       REPURCHASE AGREEMENT                                                   1.3%          7.6%
597,000   18,709,000     19,306,000    State Street Bank & Trust Co. Repurchase Agreement 5.15     4/2/01
                                           (cost $597,000; $18,709,000; $19,306,000)
                                       TOTAL INVESTMENTS                                                     99.7%         98.7%
                                           (cost $66,027,986; $283,437,084; $349,465,070)
                                       Other assets less liabilities (2)                                      0.3%          1.3%
                                                                                                            --------- -------------
                                       Net Assets                                                           100.0%        100.0%
                                                                                                            ========= =============

          Principal/Shares                                                                             Market Value
-------------------------------------------                                                     ------------------------------------

Mid Cap        Growth     Pro Forma                                                   Pro Forma   Mid Cap      Growth      Pro Forma

 Growth    Opportunities   Combined                    Description                    Combined    Growth   Opportunities   Combined
--------  -------------   ----------  ----------------------------------------------  ---------  --------- -------------   ---------

               72,100        72,100    TJX Cos, Inc.                                                         2,307,200     2,307,200

                                       Telecommunications                               3.0%
 14,000                      14,000    ADC Telecommunications, Inc. +                             119,000                    119,000

 17,850                      17,850    Allegiance Telecom, Inc. +                                 263,288                    263,288

  8,350                       8,350    Amdocs Ltd. +                                              399,965                    399,965

 14,300                      14,300    Asia Global Crossing Ltd.                                   72,394                     72,394

  9,500        44,400        53,900    CIENA Corp. +                                              396,625    1,853,700     2,250,325

  3,150                       3,150    Colt Telecommunications Group PLC +                        133,677                    133,677

  7,100        44,400        51,500    Comverse Technology, Inc. +                                418,118    2,614,715     3,032,833

 10,750                      10,750    Entercom Communications Corp. +                            422,474                    422,474

  5,500                       5,500    Level 3 Communications, Inc. +                              95,563                     95,563

 41,550                      41,550    McLeodUSA, Inc. +                                          359,666                    359,666

 25,900                      25,900    Nextel Partners, Inc. +                                    355,720                    355,720

 11,800                      11,800    Sonus Networks, Inc. +                                     235,446                    235,446

 14,170                      14,170    Time Warner Telecomm, Inc. +                               515,434                    515,434

  6,100                       6,100    Western Wireless Corp. +                                   247,811                    247,811

 19,500                      19,500    XO Communication, Inc. +                                   136,500                    136,500

                                       Utilities                                        1.5%
               33,300        33,300    ENRON CORP                                                            1,934,730     1,934,730

              200,000       200,000    PG&E Corp. +                                                          2,490,000     2,490,000
                                                                                             -----------  ------------  ------------

                                       Total Investment Securities                     92.2%  43,851,114   223,072,593   266,923,707
                                                                                             -----------  ------------  ------------

                                           (cost $65,430,986; $264,728,084;
                                           $330,159,070)

                                       REPURCHASE AGREEMENT                             6.7%
597,000    18,709,000    19,306,000    State Street Bank & Trust Co.
                                            Repurchase Agreement                                 597,000    18,709,000    19,306,000
                                                                                             -----------  ------------  ------------

                                           (cost $597,000; $18,709,000;
                                           $19,306,000)
                                       TOTAL INVESTMENTS                               98.9%  44,448,114   241,781,593   286,229,707
                                           (cost $66,027,986; $283,437,084;
                                           $349,465,070)
                                       Other assets less liabilities (2)                1.1%     145,729     3,168,765     3,252,943
                                                                                      ------ -----------  ------------  ------------

                                       Net Assets                                     100.0% $44,593,843  $244,950,358  $289,482,650
                                                                                      ====== ===========  ============  ============

                                       +  Non-income producing security
                                       *  Resale restricted to qualified institutional buyers
                                       ADR ("American Depository Receipt")
                                       (1) Fair valued security; see Note 2
                                       (2) To adjust ($61,551) for prepaid expenses on the
                                       North American Funds Mid Cap Growth Fund to be expensed
                                       prior to the reorganization

                                       Management does not anticipate having to sell any
                                       securities as a result of the reorganization, however,
                                       securities may be sold due to differing portfolio
                                       management style.


                                       See Notes to Pro Forma Financial Statements

                SUNAMERICA EQUITY FUNDS GROWTH OPPORTUNITIES FUND
                    NORTH AMERICAN FUNDS MID CAP GROWTH FUND
                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                 MARCH 31, 2001
                                   (unaudited)


1.   BASIS OF COMBINATION

     The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments at March 31, 2001, and related Statement of Operations ("Pro Forma Statements") for the twelve months ended March 31, 2001, reflect the accounts of the Growth Opportunities Fund ("Growth Opportunities") a separately managed portfolio of SunAmerica Equity Funds, and Mid Cap Growth Fund ("Mid Cap Growth") a separately managed portfolio of North American Funds. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of Mid Cap Growth Class A, Class B, Class C, and Class I shares as of the close of business on March 31, 2001. American International Group, Inc. will pay the cost of the reorganization.

     The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Mid Cap Growth in exchange for shares of Growth Opportunities. In conjunction with the reorganization, Growth Opportunities is the surviving fund.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of Growth Opportunities and Mid Cap Growth included in their respective Statements of Additional Information.

2.   VALUATION

     Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market markers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sale price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The

Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term securities which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

3.   CAPITAL SHARES

     The pro forma combined net asset value per share assumes the issuance of additional shares of Growth Opportunities which would have been issued at March 31, 2001 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the March 31, 2001 net asset value of Growth Opportunities Class A ($20.35), Class B ($18.75), and Class II ($18.74). Class I shares will be offered on Growth Opportunities and will assume the net asset value of Class A. The Class C shares of Mid Cap Growth will receive Class II shares of Growth Opportunities.

     The pro forma number of shares outstanding are determined as follows:

                                       Class A          Class B        Class II     Class I
---------------------------------  --------------  ----------------  ------------  ----------
Shares of Growth
Opportunities                         6,131,576        4,006,776      2,403,768             0
---------------------------------  --------------  ----------------  ------------  ----------
Additional Shares to be
issued to Mid Cap
Growth                                  355,678          918,927        658,666       379,408
---------------------------------  --------------  ----------------  ------------  ----------
Pro Forma
Shares outstanding                    6,487,254        4,925,703      3,062,434       379,408
---------------------------------  --------------  ----------------  ------------  ----------

     These pro forma financial statements assume that all shares of Mid Cap Growth Class A, Class B, Class C, and Class I outstanding on March 31, 2001 were exchanged, tax free, for Growth Opportunities Class A, Class B, Class II, and Class I shares, respectively.

4.   PRO FORMA OPERATING EXPENSES

     The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of Growth Opportunities, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the expenses of Growth Opportunities and Mid Cap Growth combined, adjusted for certain items which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for Growth Opportunities at the level of assets of the combined fund for the stated period.

SUNAMERICA STYLE SELECT SERIES, INC. INTERNATIONAL EQUITY PORTFOLIO NORTH AMERICAN FUNDS GLOBAL EQUITY FUND
NORTH AMERICAN FUND INTERNATIONAL EQUITY FUND
NORTH AMERICAN FUNDS INTERNATIONAL SMALL CAP FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001
(unaudited)




                                                                                  North American               North American
                                                                                  Global Equity              International Equity
                                                                                      Fund                            Fund
                                                                       ----------------------------    ----------------------------
ASSETS:
Investment securities, at value (identified cost $22,634,809,
$45,145,515, $16,525,141, $96,996,142, and $181,301,607, respectively)                  $21,737,584                     $40,635,549
Short-term securities (identified cost $1,000, $1,000, $301,274,
$3,936,450, and $4,239,724, respectively)                                                     1,000                           1,000
Repurchase agreements (cost equals market)                                                2,828,000                       5,528,000
Cash                                                                                            909                             191
Foreign cash                                                                                 -                               87,738
Investment in State Street Bank & Trust Navigator Securities Lending
Trust held as collateral for securities on loan, at value                                 3,678,391                      10,361,917
Receivable for investments sold                                                             198,283                           7,192
Receivable for shares sold                                                                    2,126                           6,843
Interest and dividends receivable                                                            36,525                         131,823
Receivable from investment adviser                                                           -                              -
Prepaid expenses and other assets                                                            14,190                         185,910
Receivable for variation margin on futures
  contracts                                                                                  -                              123,092
Receivable for foreign tax withholding reclaims                                              15,768                          32,811
Foreign currency contracts                                                                      386                         252,679
Unrealized appreciation on forward
   foreign currency contracts                                                                -                                -
                                                                        ----------------------------    ----------------------------
          Total assets                                                                   28,513,162                      57,354,745
                                                                        ----------------------------    ----------------------------

LIABILITIES:
Payable for investments purchased                                                           201,317                           5,559
Payable for shares redeemed                                                                  33,978                           2,762
Investment advisory and management
  fees payable                                                                               10,260                          17,464
Distribution and service maintenance
  fees payable                                                                               15,807                          21,137
Other accrued expenses                                                                        3,207                           7,203
Due to custodian bank                                                                        74,377                       -
Securities Lending                                                                        3,678,391                      10,361,917
Dividend and interest withholding tax                                                         8,126                          16,865
Foreign currency contracts                                                                -                                  42,279
Written call options at value (proceeds
$44,063 on International Equity Portfolio)                                                -                               -
                                                                       ----------------------------     ----------------------------
          Total liabilities                                                               4,025,463                      10,475,186
                                                                       -----------------------------    ----------------------------
                    Net assets                                                          $24,487,699                     $46,879,559
                                                                       =============================    ============================

NET ASSETS WERE COMPOSED OF:
Common Stock, $.001, $.001, $.001, $.0001, and $.0001  par value
 (1 billion shares authorized)                                                               $2,836                           $5,648
Paid-in capital                                                                          34,320,210                       52,708,749
                                                                        ----------------------------    ----------------------------
                                                                                         34,323,046                       52,714,397
Accumulated undistributed net
  investment income (loss)                                                                 (222,152)                         (5,712)
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                                            (8,713,209)                     (1,472,363)
Net unrealized appreciation (depreciation) on
   investments                                                                             (897,225)                     (4,509,966)
Net unrealized appreciation (depreciation) on futures
  contracts                                                                               -                                 (52,604)
Net unrealized appreciation (depreciation) of foreign
  currency, and other assets and liabilities                                                 (2,761)                        205,807
Net unrealized appreciation (depreciation) on written
options contracts                                                                         -                                -
                                                                        ------------------------------- ----------------------------
                    Net assets                                                          $24,487,699                     $46,879,559
                                                                        =============================== ============================


                                                                                                             SunAmerica
                                                                                North American        Style Select Series, Inc.
                                                                             International Small        International Equity
                                                                                   Cap Fund                  Portfolio
                                                                         ----------------------------  -------------------------


ASSETS:
Investment securities, at value (identified cost $22,634,809,
$45,145,515, $16,525,141, $96,996,142, and $181,301,607, respectively)                  $17,108,111                 $92,387,251
Short-term securities (identified cost $1,000, $1,000, $301,274,
$3,936,450, and $4,239,724, respectively)                                                   301,274                   3,936,450
Repurchase agreements (cost equals market)                                                1,090,000                   1,717,000
Cash                                                                                            860                     181,973
Foreign cash                                                                                125,144                     948,491
Investment in State Street Bank & Trust Navigator Securities Lending
Trust held as collateral for securities on loan, at value                                 -                                  -
Receivable for investments sold                                                           1,147,898                     764,417
Receivable for shares sold                                                                  176,844                   2,213,214
Interest and dividends receivable                                                            52,424                     332,225
Receivable from investment adviser                                                        -                               7,356
Prepaid expenses and other assets                                                           366,833                       6,189
Receivable for variation margin on futures
  contracts                                                                               -                              44,991
Receivable for foreign tax withholding reclaims                                               8,784                           0
Foreign currency contracts                                                                    6,641                     736,154
Unrealized appreciation on forward
   foreign currency contracts                                                             -                              19,868
                                                                              ------------------------    -----------------------
          Total assets                                                                   20,384,813                 103,295,579
                                                                              -------------------------   -------------------------

LIABILITIES:
Payable for investments purchased                                                         1,114,124                     725,678
Payable for shares redeemed                                                                   3,357                   7,758,780
Investment advisory and management
  fees payable                                                                                  900                      84,746
Distribution and service maintenance
  fees payable                                                                               12,674                      56,569
Other accrued expenses                                                                       34,914                     243,828
Due to custodian bank                                                                     -                           -
Securities Lending                                                                        -                           -
Dividend and interest withholding tax                                                         3,977
Foreign currency contracts                                                                    7,878                     737,210
Written call options at value (proceeds
$44,063 on International Equity Portfolio)                                                -                              59,750
                                                                          ----------------------------    --------------------------
          Total liabilities                                                               1,177,824                   9,666,561
                                                                          ----------------------------    --------------------------
                    Net assets                                                          $19,206,989                 $93,629,018
                                                                          ============================   ===========================

NET ASSETS WERE COMPOSED OF:
Common Stock, $.001, $.001, $.001, $.0001, and $.0001  par value
 (1 billion shares authorized)                                                               $1,471                        $835
Paid-in capital                                                                          25,746,125                 104,722,135
                                                                          ----------------------------   ---------------------------
                                                                                         25,747,596                 104,722,970
Accumulated undistributed net
  investment income (loss)                                                                  (97,437)                   (771,113)
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                                            (7,022,058)                 (5,746,709)
Net unrealized appreciation (depreciation) on
   investments                                                                              582,970                  (4,608,891)
Net unrealized appreciation (depreciation) on futures
  contracts                                                                               -                              44,991
Net unrealized appreciation (depreciation) of foreign
  currency, and other assets and liabilities                                                 (4,082)                      3,457
Net unrealized appreciation (depreciation) on written
options contracts                                                                         -                             (15,687)
                                                                          --------------------------------  ------------------------
                    Net assets                                                          $19,206,989                 $93,629,018
                                                                          ================================  ========================

                                                                                                                  Pro Forma
                                                                                      Pro Forma                    Combined
                                                                                     Adjustments                   (Note 1)
                                                                              -------------------------   -------------------------
ASSETS:
Investment securities, at value (identified cost $22,634,809,
$45,145,515, $16,525,141, $96,996,142, and $181,301,607, respectively)                       -                     $171,868,495
Short-term securities (identified cost $1,000, $1,000, $301,274,
$3,936,450, and $4,239,724, respectively)                                                    -                        4,239,724
Repurchase agreements (cost equals market)                                                   -                       11,163,000
Cash                                                                                         -                          183,933
Foreign cash                                                                                 -                        1,161,373
Investment in State Street Bank & Trust Navigator Securities Lending
Trust held as collateral for securities on loan, at value                                    -                       14,040,308
Receivable for investments sold                                                              -                        2,117,790
Receivable for shares sold                                                                   -                        2,399,027
Interest and dividends receivable                                                            -                          552,997
Receivable from investment adviser                                                           -                            7,356
Prepaid expenses and other assets                                                         (125,892)(A)                  447,230
Receivable for variation margin on futures
  contracts                                                                                  -                          168,083
Receivable for foreign tax withholding reclaims                                              -                           57,363
Foreign currency contracts                                                                   -                          995,860
Unrealized appreciation on forward                                                           -
   foreign currency contracts                                                                -                           19,868
                                                                             ---------------------------    ------------------------
          Total assets                                                                    (125,892)                 209,422,407
                                                                             ---------------------------    ------------------------

LIABILITIES:
Payable for investments purchased                                                            -                        2,046,678
Payable for shares redeemed                                                                  -                        7,798,877
Investment advisory and management
  fees payable                                                                               -                          113,370
Distribution and service maintenance
  fees payable                                                                               -                          106,187
Other accrued expenses                                                                       -                          289,152
Due to custodian bank                                                                        -                           74,377
Securities Lending                                                                           -                       14,040,308
Dividend and interest withholding tax                                                        -                           28,968
Foreign currency contracts                                                                   -                          787,367
Written call options at value (proceeds
$44,063 on International Equity Portfolio)                                                   -                           59,750
                                                                              --------------------------     -----------------------
          Total liabilities                                                                      0                   25,345,034
                                                                              --------------------------     -----------------------
                    Net assets                                                           ($125,892)                $184,077,373
                                                                              ==========================     =======================



NET ASSETS WERE COMPOSED OF:
Common Stock, $.001, $.001, $.001, $.0001, and $.0001  par value
 (1 billion shares authorized)                                                             ($9,150)(B)                   $1,640
Paid-in capital                                                                              9,150 (B)              217,506,369
                                                                              --------------------------     -----------------------
                                                                                             -                      217,508,009
Accumulated undistributed net
  investment income (loss)                                                                (125,892)(A)               (1,222,306)
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                                                -                      (22,954,339)
Net unrealized appreciation (depreciation) on
   investments                                                                               -                       (9,433,112)
Net unrealized appreciation (depreciation) on futures
  contracts                                                                                  -                           (7,613)
Net unrealized appreciation (depreciation) of foreign
  currency, and other assets and liabilities                                                 -                          202,421
Net unrealized appreciation (depreciation) on written
options contracts                                                                            -                          (15,687)
                                                                              --------------------------    ------------------------
                    Net assets                                                           ($125,892)                $184,077,373
                                                                              ==========================    ========================



SUNAMERICA STYLE SELECT SERIES INC. INTERNATIONAL EQUITY PORTFOLIO NORTH AMERICAN FUNDS GLOBAL EQUITY FUND
NORTH AMERICAN FUNDS INTERNATIONAL EQUITY FUND
NORTH AMERICAN FUNDS INTERNATIONAL SMALL CAP FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITES
APRIL 30, 2001
(unaudited)



                                                                        North American                 North American
                                                                         Global Equity              International Equity
                                                                            Fund                          Fund
                                                             ----------------------------     ----------------------------
Class A:
     Net assets                                                               $6,020,969                       $9,488,858
     Shares outstanding                                                          683,465                        1,133,053
     Net asset value and redemption price per
      share                                                                        $8.81                            $8.37
     Maximum sales charge (5.75% of offering
       price)                                                                       0.54                             0.51
                                                             ----------------------------     ---------------------------
     Maximum offering price to public                                              $9.35                            $8.88
                                                             ============================     ===========================
Class B:
     Net assets                                                               $5,858,867                      $14,225,983
     Shares outstanding                                                          684,919                        1,734,548
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                            $8.55                            $8.20
                                                             ============================     ===========================

Class II:
     Net assets                                                                -                                -
     Shares outstanding                                                        -                                -
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                                   -                                -
     Maximum sales charge (1.00% of offering
       price)                                                                  -                                -
                                                             ----------------------------     ---------------------------
     Maximum offering price to public                                          -                                -
                                                             ============================     ===========================

Class C:
     Net assets                                                              $12,607,863                       $3,772,697
     Shares outstanding                                                        1,467,680                          461,350
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                            $8.59                            $8.18
                                                             ============================     ===========================


Class I:
     Net assets                                                                -                              $19,392,021
     Shares outstanding                                                        -                                2,319,337
     Net asset value, offering and redemption
      price per share                                                          -                                    $8.36
                                                             ============================     ===========================

                                                                                                          SunAmerica
                                                                        North American              Style Select Series, Inc.
                                                                      International Small             International Equity
                                                                          Cap Fund                        Portfolio
                                                             ----------------------------           ------------------------
Class A:
     Net assets                                                               $4,974,607                      $36,464,673
     Shares outstanding                                                          367,822                        3,187,045
     Net asset value and redemption price per
      share                                                                       $13.52                           $11.44
     Maximum sales charge (5.75% of offering
       price)                                                                       0.82                             0.70
                                                             ----------------------------           ------------------------
     Maximum offering price to public                                             $14.34                           $12.14
                                                             ============================           ========================
Class B:
     Net assets                                                               $8,182,070                      $39,279,134
     Shares outstanding                                                          635,049                        3,546,279
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                           $12.88                           $11.08
                                                             ============================           ========================

Class II:
     Net assets                                                           -                                   $17,885,211
     Shares outstanding                                                   -                                     1,614,972
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                              -                                        $11.07
     Maximum sales charge (1.00% of offering
       price)                                                             -                                          0.11
                                                             ----------------------------           ------------------------
     Maximum offering price to public                                     -                                        $11.18
                                                             ============================           ========================

Class C:
     Net assets                                                               $6,050,312                       -
     Shares outstanding                                                          467,502                       -
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                           $12.94                       -
                                                             ============================           ========================


Class I:
     Net assets                                                           -                                    -
     Shares outstanding                                                   -                                    -
     Net asset value, offering and redemption
      price per share                                                     -                                        $11.44
                                                             ============================           ========================


                                                                                                        Pro Forma
                                                                       Pro Forma                         Combined
                                                                      Adjustments                         (Note 1)
                                                                 ---------------------           -------------------------

Class A:
     Net assets                                                           ($29,041)(A)                     $56,920,066
     Shares outstanding                                                   (396,282)(B)                       4,975,103
     Net asset value and redemption price per
      share                                                                 -                              $     11.44
     Maximum sales charge (5.75% of offering
       price)                                                               -                                     0.70
                                                                 ----------------------          -------------------------
     Maximum offering price to public                                       -                                   $12.14
                                                                 ======================          =========================
Class B:
     Net assets                                                           ($40,356)(A)                     $67,505,698
     Shares outstanding                                                   (506,992)(B)                       6,093,803
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                     -                                   $11.08
                                                                 ======================          =========================

Class II:
     Net assets                                                         $22,397,069 (D)                   $40,282,280
     Shares outstanding                                                   2,023,222 (B)(D)                  3,638,194
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                                -                                 $11.07
     Maximum sales charge (1.00% of offering
       price)                                                               -                                   0.11
                                                                 ----------------------          -------------------------
     Maximum offering price to public                                       -                                  $11.18
                                                                 ======================          =========================

Class C:
     Net assets                                                         ($22,430,872)(A)(D)                        $0
     Shares outstanding                                                   (2,396,532)(B)(D)                         0
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                     -                              -
                                                                 ======================          =========================

Class I:
     Net assets                                                            ($22,692)(A)                   $19,369,329
     Shares outstanding                                                    (626,214)(B)(C)                  1,693,123
     Net asset value, offering and redemption
      price per share                                                       -                                  $11.44
                                                                 ======================          =========================



@ To be reorganized into the SunAmerica Equity Funds and renamed the SunAmerica International Equity Fund
(A) To adjust for the remaining balances of any prepaid expenses on the North American Funds Global Equity, International Equity and International Small Cap Funds to be expensed prior to the reorganization
(B) To adjust for a tax free exchange of North American Global Equity, International Equity and International Small Cap shares for shares of SunAmerica Style Select Series, Inc. International Equity
(C) Class I shares will be offered on SunAmerica Style Select Series, Inc. International Equity and will assume the net asset value of Class A
(D) Class C shares of the North American Funds will receive Class II shares of SunAmerica Style Select Series, Inc. International Equity

See Notes to Pro Forma Financial Statements

SUNAMERICA STYLE SELECT SERIES, INC. INTERNATIONAL EQUITY PORTFOLIO NORTH AMERICAN FUNDS GLOBAL EQUITY FUND
NORTH AMERICAN FUNDS INTERNATIONAL EQUITY FUND
NORTH AMERICAN FUNDS INTERNATIONAL SMALL CAP FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
APRIL 30, 2001
(unaudited)




                                                                            North American                 North American
                                                                            Global Equity               International Equity
                                                                                 Fund                           Fund
                                                                      ---------------------------    ----------------------------
INVESTMENT INCOME:
Income:
     Interest                                                                            $40,230                        $158,302
     Dividends*                                                                          215,170                         647,730
                                                                      ---------------------------    ----------------------------
            Total investment income                                                      255,400                         806,032
                                                                      ---------------------------    ----------------------------
Expenses:
     Investment advisory and management fees                                             227,390                         405,474
     Distribution and service maintenance fees
        Class A                                                                           21,309                          26,629
        Class B                                                                           63,641                         147,329
        Class II                                                                               0                               0
        Class C                                                                          128,132                          37,715
        Class I                                                                                0                          47,350
     Transfer agent fees and expenses                                                    154,299                         212,058
         Class A                                                                               0                               0
         Class B                                                                               0                               0
         Class II                                                                              0                               0
         Class Z                                                                               0                               0
         Class I                                                                               0                               0
     Registration fees                                                                    21,859                          31,972
         Class A                                                                               0                               0
         Class B                                                                               0                               0
         Class II                                                                              0                               0
         Class Z                                                                               0                               0
         Class I                                                                               0                               0
     Accounting/administration                                                            26,803                          47,342
     Custodian fees and expenses                                                          48,762                          86,952
     Audit and legal fees                                                                 14,176                          20,551
     Amortization of organizational expenses                                                   0                               0
     Miscellaneous expenses                                                               28,203                          34,858
                                                                      ---------------------------    ----------------------------
         Total expenses                                                                  734,574                       1,098,230
         Less: expenses waived/reimbursed by investment adviser                          (92,725)                       (261,659)
         Less: custody credits earned on cash balances                                         0                               0
                                                                      ---------------------------    ----------------------------
         Net expenses                                                                    641,849                         836,571
                                                                      ---------------------------    ----------------------------
Net investment income (loss)                                                            (386,449)                        (30,539)
                                                                      ---------------------------    ----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments*                                              (5,961,995)                     (1,254,057)
Net realized gain (loss) on written option contracts                                           0                               0
Net realized gain (loss) on futures and options contracts                                      0                          76,145
Net realized gain (loss) on foreign currency and other assets and
   liabilities                                                                           (11,331)                        254,504
Net change in unrealized appreciation/depreciation of
  investments                                                                           (999,578)                     (2,343,994)
Net change in unrealized appreciation/depreciation on written
  options contracts                                                                            0                               0
Net change in unrealized appreciation/depreciation on futures
   contracts                                                                                   0                          (9,864)
Net change in unrealized appreciation/depreciation on foreign
  currency and other assets and liabilities                                                1,505                         216,673
                                                                      ---------------------------    ----------------------------
Net realized and unrealized gain on investments, foreign currency
and other assets and liabilities                                                      (6,971,399)                     (3,060,593)
                                                                      ---------------------------    ----------------------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS:                                                                  ($7,357,848)                    ($3,091,132)
                                                                      ===========================    ============================

*Net of foreign withholding taxes on dividends of                                            $ -                             $ -
                                                                      ===========================    ============================
*Net of foreign withholding taxes on capital gains of                                        $ -                             $ -
                                                                      ===========================    ============================



                                                                                                                SunAmerica
                                                                                North American             Style Select Series, Inc.
                                                                             International Small             International Equity
                                                                                   Cap Fund                        Portfolio
                                                                         ---------------------------   -----------------------------
INVESTMENT INCOME:
Income:
     Interest                                                                                $45,756                      $274,546
     Dividends*                                                                              290,118                     1,310,764
                                                                          ---------------------------  -----------------------------
            Total investment income                                                          335,874                     1,585,310
                                                                          ---------------------------  -----------------------------
Expenses:
     Investment advisory and management fees                                                 204,553                     1,183,710
     Distribution and service maintenance fees
        Class A                                                                               14,497                       134,989
        Class B                                                                               87,101                       490,672
        Class II                                                                                   0                       197,441
        Class C                                                                               66,290                             0
        Class I                                                                                    0                             0
     Transfer agent fees and expenses                                                        118,110                             0
         Class A                                                                                   0                       109,271
         Class B                                                                                   0                       147,228
         Class II                                                                                  0                        57,769
         Class Z                                                                                   0                        13,524
         Class I                                                                                   0                             0
     Registration fees                                                                        16,535                             0
         Class A                                                                                   0                             0
         Class B                                                                                   0                             0
         Class II                                                                                  0                        13,815
         Class Z                                                                                   0                         3,985
         Class I                                                                                   0                             0
     Accounting/administration                                                                20,716                             0
     Custodian fees and expenses                                                             267,599                       251,396
     Audit and legal fees                                                                      9,893                        35,687
     Amortization of organizational expenses                                                       0                         8,980
     Miscellaneous expenses                                                                   72,110                        87,465
                                                                          ---------------------------   ----------------------------
         Total expenses                                                                      877,404                     2,735,932
         Less: expenses waived/reimbursed by investment adviser                             (405,671)                      (99,218)
         Less: custody credits earned on cash balances                                             0                        (6,310)
                                                                          ---------------------------   ----------------------------
         Net expenses                                                                        471,733                     2,630,404
                                                                          ---------------------------  -----------------------------
Net investment income (loss)                                                                (135,859)                   (1,045,094)
                                                                          ---------------------------    ---------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments*                                                   1,520,113                       562,639
Net realized gain (loss) on written option contracts                                               0                       235,052
Net realized gain (loss) on futures and options contracts                                          0                    (1,894,510)
Net realized gain (loss) on foreign currency and other assets and
   liabilities                                                                                     0                       461,086
Net change in unrealized appreciation/depreciation of
  investments                                                                               (444,343)                  (24,185,401)
Net change in unrealized appreciation/depreciation on written
  options contracts                                                                                0                       (13,901)
Net change in unrealized appreciation/depreciation on futures
   contracts                                                                                       0                        44,991
Net change in unrealized appreciation/depreciation on foreign
  currency and other assets and liabilities                                                        0                      (160,948)
                                                                          ---------------------------    ---------------------------
Net realized and unrealized gain on investments, foreign currency
and other assets and liabilities                                                           1,075,770                   (24,950,992)
                                                                          ---------------------------    ---------------------------

NET INCREASE IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                                                         $939,911                  ($25,996,086)
                                                                          ===========================    ===========================

*Net of foreign withholding taxes on dividends of                                                $ -                     $ 217,216
                                                                          ===========================    ===========================
*Net of foreign withholding taxes on capital gains of                                            $ -                      $ (1,115)
                                                                          ===========================    ===========================




                                                                                                                  Pro Forma
                                                                                     Pro Forma                     Combined
                                                                                    Adjustments                    (Note 1)
                                                                             --------------------------     -----------------------
INVESTMENT INCOME:
Income:
     Interest                                                                                       $0                    $518,834
     Dividends*                                                                                      0                   2,463,782
                                                                             --------------------------     -----------------------
            Total investment income                                                                  0                   2,982,616
                                                                             --------------------------     -----------------------
Expenses:
     Investment advisory and management fees                                                   (49,337) (E)              1,971,790
     Distribution and service maintenance fees
        Class A                                                                                      0                     197,424
        Class B                                                                                      0                     788,743
        Class II                                                                               232,137  (D)                429,578
        Class C                                                                               (232,137) (D)                      0
        Class I                                                                                      0                      47,350
     Transfer agent fees and expenses                                                         (484,467) (E)                      0
         Class A                                                                                49,948  (E)                159,219
         Class B                                                                                83,460  (E)                230,688
         Class II                                                                               67,320  (E)                125,089
         Class Z                                                                               (13,524) (H)                      0
         Class I                                                                                56,820  (E)                 56,820
     Registration fees                                                                               0                      70,366
         Class A                                                                                15,000  (E)                 15,000
         Class B                                                                                17,000  (E)                 17,000
         Class II                                                                                  185  (E)                 14,000
         Class Z                                                                                (3,985) (H)                      0
         Class I                                                                                12,000  (E)                 12,000
     Accounting/administration                                                                 (94,861) (E)                      0
     Custodian fees and expenses                                                              (205,754) (E)                448,955
     Audit and legal fees                                                                      (40,307) (F)                 40,000
     Amortization of organizational expenses                                                         0                       8,980
     Miscellaneous expenses                                                                   (132,636) (F)                 90,000
                                                                             --------------------------     -----------------------
         Total expenses                                                                       (723,138)                  4,723,002
         Less: expenses waived/reimbursed by investment adviser                                784,460  (G)                (74,813)
         Less: custody credits earned on cash balances                                               0                      (6,310)
                                                                             --------------------------     -----------------------
         Net expenses                                                                           61,322                   4,641,879
                                                                             --------------------------     -----------------------
Net investment income (loss)                                                                   (61,322)                 (1,659,263)
                                                                             --------------------------     -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments*                                                             0                  (5,133,300)
Net realized gain (loss) on written option contracts                                                 0                     235,052
Net realized gain (loss) on futures and options contracts                                            0                  (1,818,365)
Net realized gain (loss) on foreign currency and other assets and
   liabilities                                                                                       0                     704,259
Net change in unrealized appreciation/depreciation of
  investments                                                                                        0                 (27,973,316)
Net change in unrealized appreciation/depreciation on written
  options contracts                                                                                  0                     (13,901)
Net change in unrealized appreciation/depreciation on futures
   contracts                                                                                         0                      35,127
Net change in unrealized appreciation/depreciation on foreign
  currency and other assets and liabilities                                                          0                      57,230
                                                                             --------------------------     -----------------------
Net realized and unrealized gain on investments, foreign currency
and other assets and liabilities                                                                     0                 (33,907,214)
                                                                             --------------------------     -----------------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS:                                                                           ($61,322)               ($35,566,477)
                                                                             ==========================     =======================

*Net of foreign withholding taxes on dividends of                             $                      -       $             217,216
                                                                              ==========================     =======================
*Net of foreign withholding taxes on capital gains of                         $                      -       $              (1,115)
                                                                              ==========================     =======================

(D) Class C shares of the North American Funds will receive Class II shares of SunAmerica Style Select Series, Inc. International Equity
(E) Reflects adjustments to expenses based on surviving fund's fee schedules and combined net assets
(F) Reflects the elimination of duplicate services or fees
(G) Reflects adjustments to expenses waived/reimbursed by investment adviser based on pro forma expenses
(H) Class Z shares are no longer being offered for sale

See Notes to Pro Forma Financial Statements

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                             As of April 30, 2001
                                  (unaudited)



         Principal/Shares
--------------------------------------------
       North             Style                                                                                             North
       American Inter-   Select                                                                                            American
       Inter-   national Inter-                                                                              Matur-        Inter-
Global national Small    national  Pro Forma                                                                 ity    Global national
Equity Equity   Cap      Equity    Combined            Description                                   Coupon  Date   Equity Equity
------ -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ --------
                                             COMMON STOCK                                                           86.3%    86.2%
                                             Australia                                                               0.0%     1.7%
  -     3,567       -       -        3,567   Amcor Ltd. (Materials)
  -     2,061       -       -        2,061   AMP Diversified Property Trust (Real Estate)
  -     3,184       -       -        3,184   AMP Ltd. (Finance)
  -       540       -       -          540   AMP Ltd.* (Finance)
  -        -        -    49,690     49,690   Australia & New Zealand Banking Group Ltd. (Finance)
  -     2,598       -       -        2,598   Australia Gas & Light Co. (Energy)
  -     7,201       -       -        7,201   BHP Billiton Ltd. (Materials)
  -     1,149       -     6,000      7,149   Brambles Industries Ltd. (Industrial & Commercial)
  -        -     5,900      -        5,900   Cabcharge Australia Ltd. (Finance)
  -     3,366       -       -        3,366   Coca Cola Amatil Ltd. (Consumer Staples)
  -     5,964       -       -        5,964   Coles Myer Ltd. * (Consumer Discretionary)
  -     1,475       -       -        1,475   Commonwealth Bank of Australia (Finance)
  -       393       -       -          393   CSL Ltd. (Healthcare)
  -     2,228       -       -        2,228   CSR Ltd. (Materials)
  -       473       -       -          473   FH Faulding & Co. (Healthcare)
  -     9,305       -       -        9,305   Fosters Group Ltd. (Consumer Staples)
  -     7,840       -       -        7,840   General Property Trust (Real Estate)
  -     6,843       -       -        6,843   Goodman Fielder Ltd. (Consumer Staples)
  -     1,436       -       -        1,436   Leighton Holdings Ltd. (Consumer Discretionary)
  -     2,935       -       -        2,935   Lend Lease Corp. (Real Estate)
  -     1,984       -       -        1,984   Mayne Nickless Ltd. (Industrial & Commercial)
  -     4,072       -   200,392    204,464   MIM Holdings Ltd. (Materials)
  -     5,884       -       -        5,884   National Australian Bank (Finance)
  -     6,637       -       -        6,637   News Corp. (Information & Entertainment)
  -    10,400       -       -       10,400   Normandy Mining Ltd. (Materials)
  -       959       -       -          959   Onesteel Ltd. (Materials)
  -     1,475       -       -        1,475   Orica Ltd. (Industrial & Commercial)
  -     2,599       -       -        2,599   Pacific Dunlop Ltd. (Industrial & Commercial)
  -       682       -       -          682   PaperlinX Ltd. (Materials)
  -         -       -    25,000     25,000   Publishing & Broadcasting Ltd. (Information & Entertainment)
  -     1,367       -       -        1,367   QBE Insurance Group Ltd. (Finance)
  -     1,104       -       -        1,104   Rio Tinto Ltd. (Materials)
  -     4,985       -       -        4,985   Santos Ltd. (Energy)
  -     3,321       -       -        3,321   Southcorp Ltd. (Consumer Staples)
  -     1,728       -       -        1,728   Stockland Trust Group (Real Estate)
  -     1,664       -       -        1,664   Suncorp-Metway Ltd. (Finance)
  -     1,711       -       -        1,711   TABCORP Holdings Ltd. (Information & Entertainment)
  -    26,253       -    52,519     78,772   Telstra Corp. Ltd. (Information Technology)
  -       978       -       -          978   Wesfarmers Ltd. (Industrial & Commercial)
  -     7,406       -       -        7,406   Westfield Trust (Real Estate)
  -     8,030       -       -        8,030   Westpac Banking Corp. (Finance)
  -     6,435       -       -        6,435   WMC Ltd. (Materials)
  -     6,118       -       -        6,118   Wollworths Ltd. (Consumer Staples)
                                             Austria                                                                 0.0%     0.0%
  -       -       3,450     -        3,450   Gericom AG (Information Technology)
  -        93       -       -           93   Austria Tabakwerke (Consumer Staples)
                                             Belgium                                                                 0.0%     0.0%
  -       -         -       974        974   Dexia (Finance)
  -       -         -     7,980      7,980   Fortis (B) (Finance)
  -       -         -    28,231     28,231   Interbrew+ (Consumer Staples)
  -      276        -       -          276   KBC Bancassurance Holding SA (Finance)
  -      102        -       -          102   Solvay SA (Materials)
  -      158        -      670         828   UCB SA (Healthcare)
  -       34        -       -           34   Union Miniere SA (Materials)
                                                 Bermuda                                                             1.6%     0.0%
7,456     -         -    8,300      15,756   Tyco Intentional Ltd. (Industrial & Commercial)
                                                 Brazil                                                              0.0%     0.0%
  -       -         -    1,800       1,800   Compania Brasileira de Distribuicao Grupo Pao de Acucar ADR
6,625     -         -    3,087       9,712   Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial & Commercial)



               Principal/Shares
--------------------------------------------
       North             Style                                                                                 Style
       American Inter-   Select                                                                       Inter-   Select
       Inter-   national Inter-                                                                       national Inter-
Global national Small    national  Pro Forma                                                          Small    national Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                       Cap      Equity   Combined
------ -------- -------- --------  --------- -------------------------------------------------------- -------- -------- ---------
                                              Australia                                                 89.1%   96.3%      91.7%
    -   3,567        -        -       3,567   Amcor Ltd. (Materials)                                     0.0%    1.7%       0.1%
    -   2,061        -        -       2,061   AMP Diversified Property Trust (Real Estate)
    -   3,184        -        -       3,184   AMP Ltd. (Finance)
    -     540        -        -         540   AMP Ltd.* (Finance)
    -       -        -   49,690      49,690   Australia & New Zealand Banking Group Ltd. (Finance)
    -   2,598        -        -       2,598   Australia Gas & Light Co. (Energy)
    -   7,201        -        -       7,201   BHP Billiton Ltd. (Materials)
    -   1,149        -    6,000       7,149   Brambles Industries Ltd. (Industrial & Commercial)
    -       -    5,900        -       5,900   Cabcharge Australia Ltd. (Finance)
    -   3,366        -        -       3,366   Coca Cola Amatil Ltd. (Consumer Staples)
    -   5,964        -        -       5,964   Coles Myer Ltd. * (Consumer Discretionary)
    -   1,475        -        -       1,475   Commonwealth Bank of Australia (Finance)
    -     393        -        -         393   CSL Ltd. (Healthcare)
    -   2,228        -        -       2,228   CSR Ltd. (Materials)
    -     473        -        -         473   FH Faulding & Co. (Healthcare)
    -   9,305        -        -       9,305   Fosters Group Ltd. (Consumer Staples)
    -   7,840        -        -       7,840   General Property Trust (Real Estate)
    -   6,843        -        -       6,843   Goodman Fielder Ltd. (Consumer Staples)
    -   1,436        -        -       1,436   Leighton Holdings Ltd. (Consumer Discretionary)
    -   2,935        -        -       2,935   Lend Lease Corp. (Real Estate)
    -   1,984        -        -       1,984   Mayne Nickless Ltd. (Industrial & Commercial)
    -   4,072        -  200,392     204,464   MIM Holdings Ltd. (Materials)
    -   5,884        -        -       5,884   National Australian Bank (Finance)
    -   6,637        -        -       6,637   News Corp. (Information & Entertainment)
    -  10,400        -        -      10,400   Normandy Mining Ltd. (Materials)
    -     959        -        -         959   Onesteel Ltd. (Materials)
    -   1,475        -        -       1,475   Orica Ltd. (Industrial & Commercial)
    -   2,599        -        -       2,599   Pacific Dunlop Ltd. (Industrial & Commercial)
    -     682        -        -         682   PaperlinX Ltd. (Materials)
    -       -        -   25,000      25,000   Publishing & Broadcasting Ltd. (Information & Entertainment)
    -   1,367        -        -       1,367   QBE Insurance Group Ltd. (Finance)
    -   1,104        -        -       1,104   Rio Tinto Ltd. (Materials)
    -   4,985        -        -       4,985   Santos Ltd. (Energy)
    -   3,321        -        -       3,321   Southcorp Ltd. (Consumer Staples)
    -   1,728        -        -       1,728   Stockland Trust Group (Real Estate)
    -   1,664        -        -       1,664   Suncorp-Metway Ltd. (Finance)
    -   1,711        -        -       1,711   TABCORP Holdings Ltd. (Information & Entertainment)
    -  26,253        -   52,519      78,772   Telstra Corp. Ltd. (Information Technology)
    -     978        -        -         978   Wesfarmers Ltd. (Industrial & Commercial)
    -   7,406        -        -       7,406   Westfield Trust (Real Estate)
    -   8,030        -        -       8,030   Westpac Banking Corp. (Finance)
    -   6,435        -        -       6,435   WMC Ltd. (Materials)
    -   6,118        -        -       6,118   Wollworths Ltd. (Consumer Staples)
                                              Austria                                                    0.5%    0.0%       0.1%
    -       -    3,450        -       3,450   Gericom AG (Information Technology)
    -      93        -        -          93   Austria Tabakwerke (Consumer Staples)
                                              Belgium                                                    0.0%    1.2%       0.6%
    -       -        -      974         974   Dexia (Finance)
    -       -        -    7,980       7,980   Fortis (B) (Finance)
    -       -        -   28,231      28,231   Interbrew+ (Consumer Staples)
    -     276        -        -         276   KBC Bancassurance Holding SA (Finance)
    -     102        -        -         102   Solvay SA (Materials)
    -     158        -      670         828   UCB SA (Healthcare)
    -      34        -        -          34   Union Miniere SA (Materials)
                                              Bermuda                                                    0.0%    0.5%       0.5%
7,456       -        -    8,300      15,756   Tyco Intentional Ltd. (Industrial & Commercial)
                                              Brazil                                                     0.0%    0.6%       0.3%
    -       -        -    1,800       1,800   Compania Brasileira de Distribuicao Grupo Pao de Acucar ADR
6,625       -        -    3,087       9,712   Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial & Commercial)




     Principal/Shares                                                                                            Market Value
--------------------------------------------                                                              --------------------------
       North             Style                                                                                    North
       American Inter-   Select                                                                                   American  Inter-
       Inter-   national Inter-                                                                                   Inter-    national
Global national Small    national  Pro Forma                                                              Global  national  Small
Equity Equity   Cap      Equity    Combined                   Description                                 Equity  Equity    Cap
------ -------- -------- --------  --------- ------------------------------------------------------------ ------- --------- --------
                                             COMMON STOCK
                                             Australia
   -    3,567       -         -      3,567   Amcor Ltd. (Materials)                                        -         11,100    -
   -    2,061       -         -      2,061   AMP Diversified Property Trust (Real Estate)                  -          2,555    -
   -    3,184       -         -      3,184   AMP Ltd. (Finance)                                            -         32,486    -
   -      540       -         -        540   AMP Ltd.* (Finance)                                           -              -    -
   -       -        -      49,690   49,690   Australia & New Zealand Banking Group Ltd. (Finance)          -              -    -
   -    2,598       -         -      2,598   Australia Gas & Light Co. (Energy)                            -         13,983    -
   -    7,201       -         -      7,201   BHP Billiton Ltd. (Materials)                                 -         79,056    -
   -    1,149       -       6,000    7,149   Brambles Industries Ltd. (Industrial & Commercial)            -         29,244    -
   -       -      5,900       -      5,900   Cabcharge Australia Ltd. (Finance)                            -              -  9,632
   -    3,366       -         -      3,366   Coca Cola Amatil Ltd. (Consumer Staples)                      -          7,985    -
   -    5,964       -         -      5,964   Coles Myer Ltd. * (Consumer Discretionary)                    -         21,054    -
   -    1,475       -         -      1,475   Commonwealth Bank of Australia (Finance)                      -         21,694    -
   -      393       -         -        393   CSL Ltd. (Healthcare)                                         -          7,378    -
   -    2,228       -         -      2,228   CSR Ltd. (Materials)                                          -          6,081    -
   -      473       -         -        473   FH Faulding & Co. (Healthcare)                                -          2,678    -
   -    9,305       -         -      9,305   Fosters Group Ltd. (Consumer Staples)                         -         23,402    -
   -    7,840       -         -      7,840   General Property Trust (Real Estate)                          -         10,559    -
   -    6,843       -         -      6,843   Goodman Fielder Ltd. (Consumer Staples)                       -          4,189    -
   -    1,436       -         -      1,436   Leighton Holdings Ltd. (Consumer Discretionary)               -          5,349    -
   -    2,935       -         -      2,935   Lend Lease Corp. (Real Estate)                                -         20,977    -
   -    1,984       -         -      1,984   Mayne Nickless Ltd. (Industrial & Commercial)                 -          6,473    -
   -    4,072       -    200,392   204,464   MIM Holdings Ltd. (Materials)                                 -          2,701    -
   -    5,884       -         -      5,884   National Australian Bank (Finance)                            -         90,352    -
   -    6,637       -         -      6,637   News Corp. (Information & Entertainment)                      -         63,065    -
   -   10,400       -         -     10,400   Normandy Mining Ltd. (Materials)                              -          5,199    -
   -      959       -         -        959   Onesteel Ltd. (Materials)                                     -            475    -
   -    1,475       -         -      1,475   Orica Ltd. (Industrial & Commercial)                          -          3,544    -
   -    2,599       -         -      2,599   Pacific Dunlop Ltd. (Industrial & Commercial)                 -          1,498    -
   -      682       -         -        682   PaperlinX Ltd. (Materials)                                    -          1,343    -
   -       -       -      25,000    25,000   Publishing & Broadcasting Ltd. (Information & Entertainment)  -                   -
   -    1,367       -         -      1,367   QBE Insurance Group Ltd. (Finance)                            -          7,880    -
   -    1,104       -         -      1,104   Rio Tinto Ltd. (Materials)                                    -         20,817    -
   -    4,985       -         -      4,985   Santos Ltd. (Energy)                                          -         17,293    -
   -    3,321       -         -      3,321   Southcorp Ltd. (Consumer Staples)                             -         11,453    -
   -    1,728       -         -      1,728   Stockland Trust Group (Real Estate)                           -          3,526    -
   -    1,664       -         -      1,664   Suncorp-Metway Ltd. (Finance)                                 -         10,611    -
   -    1,711       -         -      1,711   TABCORP Holdings Ltd. (Information & Entertainment)           -          8,214    -
   -   26,253       -      52,519   78,772   Telstra Corp. Ltd. (Information Technology)                   -         89,331    -
   -      978       -         -        978   Wesfarmers Ltd. (Industrial & Commercial)                     -         11,400    -
   -    7,406       -         -      7,406   Westfield Trust (Real Estate)                                 -         11,712    -
   -    8,030       -         -      8,030   Westpac Banking Corp. (Finance)                               -         53,582    -
   -    6,435       -         -      6,435   WMC Ltd. (Materials)                                          -         30,891    -
   -    6,118       -         -      6,118   Wollworths Ltd. (Consumer Staples)                            -         28,027    -
                                             Austria
   -       -   3,450          -      3,450   Gericom AG (Information Technology)                           -            -   90,912
   -      93       -          -         93   Austria Tabakwerke (Consumer Staples)                         -          6,040    -
                                             Belgium
   -       -       -         974       974   Dexia (Finance)                                               -            -      -
   -       -       -       7,980     7,980   Fortis (B) (Finance)                                          -            -      -
   -       -       -      28,231    28,231   Interbrew+ (Consumer Staples)                                 -            -      -
   -      276      -          -        276   KBC Bancassurance Holding SA (Finance)                        -         10,229    -
   -      102      -          -        102   Solvay SA (Materials)                                         -          5,249    -
   -      158      -         670       828   UCB SA (Healthcare)                                           -          5,187    -
   -       34      -          -         34   Union Miniere SA (Materials)                                  -          1,418    -
                                             Bermuda
 7,456     -       -       8,300    15,756   Tyco Intentional Ltd. (Industrial & Commercial)           397,927          -      -
                                             Brazil
   -       -       -       1,800     1,800   Compania Brasileira de Distribuicao Grupo Pao de Acucar ADR   -            -      -
 6,625     -       -       3,087     9,712   Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial  -            -      -
                                             & Commercial)


             Principal/Shares
--------------------------------------------
       North             Style                                                                                   Market Value
       American Inter-   Select                                                                          --------------------------
       Inter-   national Inter-                                                                          Style Select
Global national Small    national  Pro Forma                                                             International    Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                             Equity        Combined
------ -------- -------- --------  --------- ----------------------------------------------------------- -------------    ---------

                                            COMMON STOCK
                                            Australia
  -      3,567      -       -       3,567   Amcor Ltd. (Materials)                                                  -      11,100
  -      2,061      -       -       2,061   AMP Diversified Property Trust (Real Estate)                            -       2,555
  -      3,184      -       -       3,184   AMP Ltd. (Finance)                                                      -      32,486
  -        540      -       -         540   AMP Ltd.* (Finance)                                                     -           -
  -          -      -    49,690    49,690   Australia & New Zealand Banking Group Ltd. (Finance)              355,144     355,144
  -      2,598      -       -       2,598   Australia Gas & Light Co. (Energy)                                      -      13,983
  -      7,201      -       -       7,201   BHP Billiton Ltd. (Materials)                                           -      79,056
  -      1,149      -     6,000     7,149   Brambles Industries Ltd. (Industrial & Commercial)                152,708     181,952
  -          -    5,900     -       5,900   Cabcharge Australia Ltd. (Finance)                                      -       9,632
  -      3,366      -       -       3,366   Coca Cola Amatil Ltd. (Consumer Staples)                                -       7,985
  -      5,964      -       -       5,964   Coles Myer Ltd. * (Consumer Discretionary)                              -      21,054
  -      1,475      -       -       1,475   Commonwealth Bank of Australia (Finance)                                -      21,694
  -        393      -       -         393   CSL Ltd. (Healthcare)                                                   -       7,378
  -      2,228      -       -       2,228   CSR Ltd. (Materials)                                                    -       6,081
  -        473      -       -         473   FH Faulding & Co. (Healthcare)                                          -       2,678
  -      9,305      -       -       9,305   Fosters Group Ltd. (Consumer Staples)                                   -      23,402
  -      7,840      -       -       7,840   General Property Trust (Real Estate)                                    -      10,559
  -      6,843      -       -       6,843   Goodman Fielder Ltd. (Consumer Staples)                                 -       4,189
  -      1,436      -       -       1,436   Leighton Holdings Ltd. (Consumer Discretionary)                         -       5,349
  -      2,935      -       -       2,935   Lend Lease Corp. (Real Estate)                                          -      20,977
  -      1,984      -       -       1,984   Mayne Nickless Ltd. (Industrial & Commercial)                           -       6,473
  -      4,072      -   200,392   204,464   MIM Holdings Ltd. (Materials)                                     132,899     135,600
  -      5,884      -       -       5,884   National Australian Bank (Finance)                                      -      90,352
  -      6,637      -       -       6,637   News Corp. (Information & Entertainment)                                -      63,065
  -     10,400      -       -      10,400   Normandy Mining Ltd. (Materials)                                        -       5,199
  -        959      -       -         959   Onesteel Ltd. (Materials)                                               -         475
  -      1,475      -       -       1,475   Orica Ltd. (Industrial & Commercial)                                    -       3,544
  -      2,599      -       -       2,599   Pacific Dunlop Ltd. (Industrial & Commercial)                           -       1,498
  -        682      -       -         682   PaperlinX Ltd. (Materials)                                              -       1,343
  -          -      -    25,000    25,000   Publishing & Broadcasting Ltd. (Information & Entertainment)      133,914     133,914
  -      1,367      -       -       1,367   QBE Insurance Group Ltd. (Finance)                                      -       7,880
  -      1,104      -       -       1,104   Rio Tinto Ltd. (Materials)                                              -      20,817
  -      4,985      -       -       4,985   Santos Ltd. (Energy)                                                    -      17,293
  -      3,321      -       -       3,321   Southcorp Ltd. (Consumer Staples)                                       -      11,453
  -      1,728      -       -       1,728   Stockland Trust Group (Real Estate)                                     -       3,526
  -      1,664      -       -       1,664   Suncorp-Metway Ltd. (Finance)                                           -      10,611
  -      1,711      -       -       1,711   TABCORP Holdings Ltd. (Information & Entertainment)                     -       8,214
  -     26,253      -    52,519    78,772   Telstra Corp. Ltd. (Information Technology)                       178,707     268,038
  -        978      -       -         978   Wesfarmers Ltd. (Industrial & Commercial)                               -      11,400
  -      7,406      -       -       7,406   Westfield Trust (Real Estate)                                           -      11,712
  -      8,030      -       -       8,030   Westpac Banking Corp. (Finance)                                         -      53,582
  -      6,435      -       -       6,435   WMC Ltd. (Materials)                                                    -      30,891
  -      6,118      -       -       6,118   Wollworths Ltd. (Consumer Staples)                                      -      28,027
                                            Austria
  -          -    3,450     -       3,450   Gericom AG (Information Technology)                                     -      90,912
  -         93      -       -          93   Austria Tabakwerke (Consumer Staples)                                   -       6,040
                                            Belgium
  -          -      -      974        974   Dexia (Finance)                                                   153,738     153,738
  -          -      -    7,980      7,980   Fortis (B) (Finance)                                              205,327     205,327
  -          -      -   28,231     28,231   Interbrew+ (Consumer Staples)                                     751,439     751,439
  -        276      -       -         276   KBC Bancassurance Holding SA (Finance)                                  -      10,229
  -        102      -       -         102   Solvay SA (Materials)                                                   -       5,249
  -        158      -      670        828   UCB SA (Healthcare)                                                21,995      27,182
  -         34      -       -          34   Union Miniere SA (Materials)                                            -       1,418
                                            Bermuda
 7,456      -       -     8,300    15,756   Tyco Intentional  Ltd. (Industrial & Commercial)                  442,971     840,898
                                            Brazil
  -         -       -     1,800     1,800   Compania Brasileira de Distribuicao Grupo Pao de Acucar ADR        51,210      51,210
 6,625      -       -     3,087     9,712   Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial      138,328     138,328
                                            & Commercial


          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
--------------------------------------------
       North             Style                                                                                             North
       American Inter-   Select                                                                                            American
       Inter-   national Inter-                                                                              Matur-        Inter-
Global national Small    national  Pro Forma                                                                 ity    Global national
Equity Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------ -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ --------
     -       -         -    4,100      4,100 Petroleo Bsasilieros SA ADR (Energy)
     -       -         -    9,699      9,699 Tele Norte Leste Participaceos SA ADR (Utilities)
     -       -         -    2,000      2,000 Uniao De Bancos Brasilieros SA GDR (Finance)
                                             Canada                                                                    1.4%     0.0%
     -       -         -    1,760      1,760 Alcan, Inc. (Materials)
 1,250       -         -        -      1,250 Ballard Power Systems, Inc. (Energy)
     -       -         -   15,419     15,419 Bank of Montreal (Finance)
     -       -         -   42,341     42,341 Bombardier Inc., Class B (Multi-Industry)
     -       -         -    7,834      7,834 Canadian Imperial Bank of Commerse (Finance)
 1,800       -         -    6,254      8,054 Celestica, Inc.+ (Information Technology)
     -       -        75        -         75 Certicom Corp.+ (Information Technology)
     -       -     4,400        -      4,400 Cominco Ltd. (Materials)
     -       -    12,475        -     12,475 Descartes Systems Group, Inc.+ (Information Technology)
     -       -     2,400        -      2,400 Exfo Electro Optical Engineering, Inc.+ (Information
                                              Technology)
     -       -         -   12,844     12,844 Manulife Financial Corp. (Finance)
     -       -     8,950        -      8,950 Microcell Telecommunications (Information Technology)
     -       -     6,975        -      6,975 Onex Corp. (Multi-industry)
     -       -     4,950        -      4,950 Penn West Petroleum Ltd.+ (Energy)
     -       -     6,650        -      6,650 Pivotal Corp.+ (Information Technology)
     -       -     3,175        -      3,175 Research In Motion Ltd.+ (Information Technology)
     -       -         -   14,867     14,867 Royal Bank of Canada (Finance)
     -       -         -   16,532     16,532 Sun Life Financial Services of Canada, Inc. (Finance)
 4,200       -         -        -      4,200 Talisman Energy, Inc. (Energy)
     -   1,000         -        -      1,000 Thomson Corp. (Information Technology)
     -       -     7,000        -      7,000 Westcoast Energy, Inc. (Energy)
                                             China                                                                     0.0%     0.0%
     -       -     3,800        -      3,800 Asiainfo Holdings, Inc.+ (Information Technology)
     -       -   295,000        -    295,000 Travelsky Technology Ltd.+ (Information Technology)
     -       -         -      500        500 China Unicom Ltd. ADR + (Information Technology)
     -       -   768,000        -    768,000 Guangshen Railway Co. (Industrial & Commercial)
     -       -   406,000        -    406,000 Zhejiang Expressway Co. Ltd. (Industrial & Commercial)
                                             Denmark                                                                   2.0%     0.1%
     -     200         -        -        200 Dansco A/S (Consumer Staples)
     -     100         -        -        100 Carlsberg A/S (Consumer Staples)
     -     100         -        -        100 Carlsberg A/S (Consumer Staples)
     -     700         -        -        700 Danske Bank A/S (Finance)
     -       -     5,050        -      5,050 Sophus Berendsen (Industrial & Commercial)
     -       -                700        700 Tele Danmark A/S (Utilities)
     -       -     3,650        -      3,650 NEG Micon A/S (Information Technology)
 4,100       -         -        -      4,100 ISS International A/S (Industrial & Commercial)
 2,000       -         -        -      2,000 Vestas Wind Systems A/S (Industrial Commercial)
 3,850     500         -   11,030     15,380 Novo Nordisk A/S (Healthcare)
                                             Finland                                                                   1.3%     0.9%
     -   7,269         -   34,793     42,062 Nokia Oyj (Information Technology)
 9,000       -         -        -      9,000 Nokia Corp. ADR (Information technology)
     -       -     6,500        -      6,500 Instrumentarium Oyj (Healthcare)
     -   1,571                  -      1,571 Kesko Oyj (Consumer Staples)
     -     606     5,100        -      5,706 Wartsila Oyj (Industrial Commercial)
     -     782         -        -        782 Outokumpo Oyj (Materials)
     -   1,615         -        -      1,615 UPM-Kymmene Oyj (Materials)
     -   1,459         -        -      1,459 Raisio Group PLC (Consumer Staples)
     -     467         -        -        467 Hartwall Oyj AB (Consumer Staples)
     -     546         -        -        546 Tietoenator Oyj (Information Technology)
     -   3,315         -        -      3,315 Sonera Oyj (Information Technology)
     -             4,150        -      4,150 Perlos Oyj (Information Technology)
     -   1,401         -        -      1,401 Metso Oyj (Industrial & Commercial)
     -   2,480         -        -      2,480 SAMPO PLC
                                             France                                                                    8.8%    10.9%
 6,900   1,621         -        -      8,521 Accor SA (Information Technology)
     -     485         -        -        485 Air Liquide (Chemicals)
 2,250       -         -        -      2,250 Alcatel SA (Information Technology)
              Principal/Shares
--------------------------------------------
       North             Style                                                                                 Style
       American Inter-   Select                                                                       Inter-   Select
       Inter-   national Inter-                                                                       national Inter-
Global national Small    national  Pro Forma                                                          Small    national Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                       Cap      Equity   Combined
------ -------- -------- --------  --------- -------------------------------------------------------- -------- -------- ---------
     -       -         -    4,100      4,100 Petroleo Bsasilieros SA ADR (Energy)
     -       -         -    9,699      9,699 Tele Norte Leste Participaceos SA ADR (Utilities)
     -       -         -    2,000      2,000 Uniao De Bancos Brasilieros SA GDR (Finance)
                                             Canada                                                        6.0%     2.9%      2.3%
     -       -         -    1,760      1,760 Alcan, Inc. (Materials)
 1,250       -         -        -      1,250 Ballard Power Systems, Inc. (Energy)
     -       -         -   15,419     15,419 Bank of Montreal (Finance)
     -       -         -   42,341     42,341 Bombardier Inc., Class B (Multi-Industry)
     -       -         -    7,834      7,834 Canadian Imperial Bank of Commerse (Finance)
 1,800       -         -    6,254      8,054 Celestica, Inc.+ (Information Technology)
     -       -        75        -         75 Certicom Corp.+ (Information Technology)
     -       -     4,400        -      4,400 Cominco Ltd. (Materials)
     -       -    12,475        -     12,475 Descartes Systems Group, Inc.+ (Information Technology)
     -       -     2,400        -      2,400 Exfo Electro Optical Engineering, Inc.+ (Information
                                              Technology)
     -       -         -   12,844     12,844 Manulife Financial Corp. (Finance)
     -       -     8,950        -      8,950 Microcell Telecommunications (Information Technology)
     -       -     6,975        -      6,975 Onex Corp. (Multi-industry)
     -       -     4,950        -      4,950 Penn West Petroleum Ltd.+ (Energy)
     -       -     6,650        -      6,650 Pivotal Corp.+ (Information Technology)
     -       -     3,175        -      3,175 Research In Motion Ltd.+ (Information Technology)
     -       -         -   14,867     14,867 Royal Bank of Canada (Finance)
     -       -         -   16,532     16,532 Sun Life Financial Services of Canada, Inc. (Finance)
 4,200       -         -        -      4,200 Talisman Energy, Inc. (Energy)
     -   1,000         -        -      1,000 Thomson Corp. (Information Technology)
     -       -     7,000        -      7,000 Westcoast Energy, Inc. (Energy)
                                             China                                                         2.3%     0.0%      0.2%
     -       -     3,800        -      3,800 Asiainfo Holdings, Inc.+ (Information Technology)
     -       -   295,000        -    295,000 Travelsky Technology Ltd.+ (Information Technology)
     -       -         -      500        500 China Unicom Ltd. ADR + (Information Technology)
     -       -   768,000        -    768,000 Guangshen Railway Co. (Industrial & Commercial)
     -       -   406,000        -    406,000 Zhejiang Expressway Co. Ltd. (Industrial & Commercial)
                                             Denmark                                                       1.4%     0.5%      0.7%
     -     200         -        -        200 Dansco A/S (Consumer Staples)
     -     100         -        -        100 Carlsberg A/S (Consumer Staples)
     -     100         -        -        100 Carlsberg A/S (Consumer Staples)
     -     700         -        -        700 Danske Bank A/S (Finance)
     -       -     5,050        -      5,050 Sophus Berendsen (Industrial & Commercial)
     -       -                700        700 Tele Danmark A/S (Utilities)
     -       -     3,650        -      3,650 NEG Micon A/S (Information Technology)
 4,100       -         -        -      4,100 ISS International A/S (Industrial & Commercial)
 2,000       -         -        -      2,000 Vestas Wind Systems A/S (Industrial Commercial)
 3,850     500         -   11,030     15,380 Novo Nordisk A/S (Healthcare)
                                             Finland                                                       1.9%     1.2%      1.2%
     -   7,269         -   34,793     42,062 Nokia Oyj (Information Technology)
 9,000       -         -        -      9,000 Nokia Corp. ADR (Information technology)
     -       -     6,500        -      6,500 Instrumentarium Oyj (Healthcare)
     -   1,571                  -      1,571 Kesko Oyj (Consumer Staples)
     -     606     5,100        -      5,706 Wartsila Oyj (Industrial Commercial)
     -     782         -        -        782 Outokumpo Oyj (Materials)
     -   1,615         -        -      1,615 UPM-Kymmene Oyj (Materials)
     -   1,459         -        -      1,459 Raisio Group PLC (Consumer Staples)
     -     467         -        -        467 Hartwall Oyj AB (Consumer Staples)
     -     546         -        -        546 Tietoenator Oyj (Information Technology)
     -   3,315         -        -      3,315 Sonera Oyj (Information Technology)
     -             4,150        -      4,150 Perlos Oyj (Information Technology)
     -   1,401         -        -      1,401 Metso Oyj (Industrial & Commercial)
     -   2,480         -        -      2,480 SAMPO PLC
                                             France                                                        6.1%    14.2%     11.8%
 6,900   1,621         -        -      8,521 Accor SA (Information Technology)
     -     485         -        -        485 Air Liquide (Chemicals)
 2,250       -         -        -      2,250 Alcatel SA (Information Technology)

              Principal/Shares                                                                                Market Value
--------------------------------------------                                                          -------------------------
       North             Style                                                                                North
       American Inter-   Select                                                                               American Inter-
       Inter-   national Inter-                                                                               Inter-   national
Global national Small    national  Pro Forma                                                          Global  national Small
Equity Equity   Cap      Equity    Combined                         Description                       Equity  Equity   Cap
------ -------- -------- --------  --------- -------------------------------------------------------- ------- -------- --------
     -       -         -    4,100      4,100 Petroleo Bsasilieros SA ADR (Energy)                           -        -        -
     -       -         -    9,699      9,699 Tele Norte Leste Participaceos SA ADR (Utilities)              -        -        -
     -       -         -    2,000      2,000 Uniao De Bancos Brasilieros SA GDR (Finance)                   -        -        -
                                             Canada
     -       -         -    1,760      1,760 Alcan, Inc. (Materials)                                        -        -        -
 1,250       -         -        -      1,250 Ballard Power Systems, Inc. (Energy)                      66,538        -        -
     -       -         -   15,419     15,419 Bank of Montreal (Finance)                                     -        -        -
     -       -         -   42,341     42,341 Bombardier Inc., Class B (Multi-Industry)                      -        -        -
     -       -         -    7,834      7,834 Canadian Imperial Bank of Commerse (Finance)                   -        -        -
 1,800       -         -    6,254      8,054 Celestica, Inc.+ (Information Technology)                 91,980        -        -
     -       -        75        -         75 Certicom Corp.+ (Information Technology)                       -        -      762
     -       -     4,400        -      4,400 Cominco Ltd. (Materials)                                       -        -   95,534
     -       -    12,475        -     12,475 Descartes Systems Group, Inc.+ (Information Technology)        -        -  243,651
     -       -     2,400        -      2,400 Exfo Electro Optical Engineering, Inc.+ (Information
                                              Technology)                                                   -        -   80,832
     -       -         -   12,844     12,844 Manulife Financial Corp. (Finance)                             -        -        -
     -       -     8,950        -      8,950 Microcell Telecommunications (Information Technology)          -        -   78,313
     -       -     6,975        -      6,975 Onex Corp. (Multi-industry)                                    -        -  102,173
     -       -     4,950        -      4,950 Penn West Petroleum Ltd.+ (Energy)                             -        -  136,157
     -       -     6,650        -      6,650 Pivotal Corp.+ (Information Technology)                        -        -  166,915
     -       -     3,175        -      3,175 Research In Motion Ltd.+ (Information Technology)              -        -  107,696
     -       -         -   14,867     14,867 Royal Bank of Canada (Finance)                                 -        -        -
     -       -         -   16,532     16,532 Sun Life Financial Services of Canada, Inc. (Finance)          -        -        -
 4,200       -         -        -      4,200 Talisman Energy, Inc. (Energy)                           171,172        -        -
     -   1,000         -        -      1,000 Thomson Corp. (Information Technology)                         -   33,529        -
     -       -     7,000        -      7,000 Westcoast Energy, Inc. (Energy)                                -        -  145,833
                                             China
     -       -     3,800        -      3,800 Asiainfo Holdings, Inc.+ (Information Technology)              -        -   47,500
     -       -   295,000        -    295,000 Travelsky Technology Ltd.+ (Information Technology)            -        -  196,692
     -       -         -      500        500 China Unicom Ltd. ADR + (Information Technology)               -        -        -
     -       -   768,000        -    768,000 Guangshen Railway Co. (Industrial & Commercial)                -        -  119,154
     -       -   406,000        -    406,000 Zhejiang Expressway Co. Ltd. (Industrial & Commercial)         -        -   84,854
                                             Denmark                                                        -        -        -
     -     200         -        -        200 Dansco A/S (Consumer Staples)                                  -    6,929        -
     -     100         -        -        100 Carlsberg A/S (Consumer Staples)                               -    4,267        -
     -     100         -        -        100 Carlsberg A/S (Consumer Staples)                               -    4,493        -
     -     700         -        -        700 Danske Bank A/S (Finance)                                      -   11,273        -
     -       -     5,050        -      5,050 Sophus Berendsen (Industrial & Commercial)                     -        -  124,245
     -       -                700        700 Tele Danmark A/S (Utilities)                                   -        -        -
     -       -     3,650        -      3,650 NEG Micon A/S (Information Technology)                         -        -  148,367
 4,100       -         -        -      4,100 ISS International A/S (Industrial & Commercial)          238,780        -        -
 2,000       -         -        -      2,000 Vestas Wind Systems A/S (Industrial Commercial)           93,420        -        -
 3,850     500         -   11,030     15,380 Novo Nordisk A/S (Healthcare)                            146,430   19,017        -
                                             Finland
     -   7,269         -   34,793     42,062 Nokia Oyj (Information Technology)                             -  240,563        -
 9,000       -         -        -      9,000 Nokia Corp. ADR (Information technology)                 307,710        -        -
     -       -     6,500        -      6,500 Instrumentarium Oyj (Healthcare)                               -        -  193,199
     -   1,571                  -      1,571 Kesko Oyj (Consumer Staples)                                   -   13,242        -
     -     606     5,100        -      5,706 Wartsila Oyj (Industrial Commercial)                           -   13,576  114,256
     -     782         -        -        782 Outokumpo Oyj (Materials)                                      -    6,661        -
     -   1,615         -        -      1,615 UPM-Kymmene Oyj (Materials)                                    -   50,653        -
     -   1,459         -        -      1,459 Raisio Group PLC (Consumer Staples)                            -    1,994        -
     -     467         -        -        467 Hartwall Oyj AB (Consumer Staples)                             -    7,375        -
     -     546         -        -        546 Tietoenator Oyj (Information Technology)                       -   16,810        -
     -   3,315         -        -      3,315 Sonera Oyj (Information Technology)                            -   36,677        -
     -             4,150        -      4,150 Perlos Oyj (Information Technology)                            -            53,943
     -   1,401         -        -      1,401 Metso Oyj (Industrial & Commercial)                            -   14,171        -
     -   2,480         -        -      2,480 SAMPO PLC                                                      -   25,964        -
                                             France                                                         -                 -
 6,900   1,621         -        -      8,521 Accor SA (Information Technology)                        293,245   68,891        -
     -     485         -        -        485 Air Liquide (Chemicals)                                        -   73,068        -
 2,250       -         -        -      2,250 Alcatel SA (Information Technology)                       63,702        -        -

             Principal/Shares
--------------------------------------------
       North             Style                                                                                Market Value
       American Inter-   Select                                                                       --------------------------
       Inter-   national Inter-                                                                       Style Select
Global national Small    national  Pro Forma                                                          International    Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------ -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
     -       -         -    4,100      4,100 Petroleo Bsasilieros SA ADR (Energy)                           110,700      110,700
     -       -         -    9,699      9,699 Tele Norte Leste Participaceos SA ADR (Utilities)              168,071      168,071
     -       -         -    2,000      2,000 Uniao De Bancos Brasilieros SA GDR (Finance)                    48,100       48,100
                                             Canada
     -       -         -    1,760      1,760 Alcan, Inc. (Materials)                                         78,318       78,318
 1,250       -         -        -      1,250 Ballard Power Systems, Inc. (Energy)                                 -       66,538
     -       -         -   15,419     15,419 Bank of Montreal (Finance)                                     353,352      353,352
     -       -         -   42,341     42,341 Bombardier Inc., Class B (Multi-Industry)                      610,581      610,581
     -       -         -    7,834      7,834 Canadian Imperial Bank of Commerse (Finance)                   254,248      254,248
 1,800       -         -    6,254      8,054 Celestica, Inc.+ (Information Technology)                      319,579      411,559
     -       -        75        -         75 Certicom Corp.+ (Information Technology)                             -          762
     -       -     4,400        -      4,400 Cominco Ltd. (Materials)                                             -       95,534
     -       -    12,475        -     12,475 Descartes Systems Group, Inc.+ (Information Technology)              -      243,651
     -       -     2,400        -      2,400 Exfo Electro Optical Engineering, Inc.+ (Information
                                              Technology)                                                         -       80,832
     -       -         -   12,844     12,844 Manulife Financial Corp. (Finance)                             323,776      323,776
     -       -     8,950        -      8,950 Microcell Telecommunications (Information Technology)                -       78,313
     -       -     6,975        -      6,975 Onex Corp. (Multi-industry)                                          -      102,173
     -       -     4,950        -      4,950 Penn West Petroleum Ltd.+ (Energy)                                   -      136,157
     -       -     6,650        -      6,650 Pivotal Corp.+ (Information Technology)                              -      166,915
     -       -     3,175        -      3,175 Research In Motion Ltd.+ (Information Technology)                    -      107,696
     -       -         -   14,867     14,867 Royal Bank of Canada (Finance)                                 415,715      415,715
     -       -         -   16,532     16,532 Sun Life Financial Services of Canada, Inc. (Finance)          322,891      322,891
 4,200       -         -        -      4,200 Talisman Energy, Inc. (Energy)                                       -      171,172
     -   1,000         -        -      1,000 Thomson Corp. (Information Technology)                               -       33,529
     -       -     7,000        -      7,000 Westcoast Energy, Inc. (Energy)                                      -      145,833
                                             China
     -       -     3,800        -      3,800 Asiainfo Holdings, Inc.+ (Information Technology)                    -       47,500
     -       -   295,000        -    295,000 Travelsky Technology Ltd.+ (Information Technology)                  -      196,692
     -       -         -      500        500 China Unicom Ltd. ADR + (Information Technology)                 7,225        7,225
     -       -   768,000        -    768,000 Guangshen Railway Co. (Industrial & Commercial)                      -      119,154
     -       -   406,000        -    406,000 Zhejiang Expressway Co. Ltd. (Industrial & Commercial)               -       84,854
                                             Denmark                                                              -
     -     200         -        -        200 Dansco A/S (Consumer Staples)                                        -        6,929
     -     100         -        -        100 Carlsberg A/S (Consumer Staples)                                     -        4,267
     -     100         -        -        100 Carlsberg A/S (Consumer Staples)                                     -        4,493
     -     700         -        -        700 Danske Bank A/S (Finance)                                            -       11,273
     -       -     5,050        -      5,050 Sophus Berendsen (Industrial & Commercial)                           -      124,245
     -       -                700        700 Tele Danmark A/S (Utilities)                                    26,624       26,624
     -       -     3,650        -      3,650 NEG Micon A/S (Information Technology)                               -      148,367
 4,100       -         -        -      4,100 ISS International A/S (Industrial & Commercial)                      -      238,780
 2,000       -         -        -      2,000 Vestas Wind Systems A/S (Industrial Commercial)                      -       93,420
 3,850     500         -   11,030     15,380 Novo Nordisk A/S (Healthcare)                                  419,511      584,958
                                             Finland
     -   7,269         -   34,793     42,062 Nokia Oyj (Information Technology)                           1,151,454    1,392,017
 9,000       -         -        -      9,000 Nokia Corp. ADR (Information technology)                             -      307,710
     -       -     6,500        -      6,500 Instrumentarium Oyj (Healthcare)                                     -      193,199
     -   1,571                  -      1,571 Kesko Oyj (Consumer Staples)                                         -       13,242
     -     606     5,100        -      5,706 Wartsila Oyj (Industrial Commercial)                                 -      127,832
     -     782         -        -        782 Outokumpo Oyj (Materials)                                            -        6,661
     -   1,615         -        -      1,615 UPM-Kymmene Oyj (Materials)                                          -       50,653
     -   1,459         -        -      1,459 Raisio Group PLC (Consumer Staples)                                  -        1,994
     -     467         -        -        467 Hartwall Oyj AB (Consumer Staples)                                   -        7,375
     -     546         -        -        546 Tietoenator Oyj (Information Technology)                             -       16,810
     -   3,315         -        -      3,315 Sonera Oyj (Information Technology)                                  -       36,677
     -             4,150        -      4,150 Perlos Oyj (Information Technology)                                  -       53,943
     -   1,401         -        -      1,401 Metso Oyj (Industrial & Commercial)                                  -       14,171
     -   2,480         -        -      2,480 SAMPO PLC                                                            -       25,964
                                             France                                                               -
 6,900   1,621         -        -      8,521 Accor SA (Information Technology)                                    -      362,136
     -     485         -        -        485 Air Liquide (Chemicals)                                              -       73,068
 2,250       -         -        -      2,250 Alcatel SA (Information Technology)                                  -       63,702

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
--------------------------------------------
       North             Style                                                                                             North
       American Inter-   Select                                                                                            American
       Inter-   national Inter-                                                                              Matur-        Inter-
Global national Small    national  Pro Forma                                                                 ity    Global national
Equity Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------ -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ --------
 5,750    3,009        -    5,302     14,061 Alcatel SA (Information Technology)
 5,050        -        -      750      5,800 Altran Technologies SA (Industrial & Commercial)
 3,600    5,321        -   20,594     29,515 Aventis SA (Healthcare)
          1,445        -    4,547      5,992 Axa (Finance)
          1,163        -    7,621      8,784 BNP Paribas (Finance)
 1,500    2,874        -    2,010      6,384 Bouygues (Industrial & Commercial)
 3,887        -        -        -      3,887 Business Objects SA (Information Technology)
     -        -    4,000        -      4,000 Business Objects SA+ (Information Technology)
     -        -        -      300        300 Canal Plus (Information & Entertainment)
     -      425        -    1,024      1,449 Cap Gemini SA (Information Technology)
     -    3,493        -               3,493 Carrefour SA (Consumer Staples)
     -      150        -                 150 Coflexip Stena Offshore (Energy)
     -      600        -    1,560      2,160 Compagnie de Saint-Gobain (Materials)
     -      128        -        -        128 Dassault Systems SA (Information Technology)
     -      328        -        -        328 Eridania Beghin-Say+ (Materials)
 1,600      549        -        -      2,149 Etablissements Economiques du Casino Guichard Perrachon
                                              (Information & Entertainment)
     -    3,814        -        -      3,814 France Telecom (Information & Entertainment)
     -      120        -        -        120 Gecina SA (Real Estate)
     -    1,901        -      830      2,731 Groupe Danone (Consumer Staples)
     -        -        -      660        660 Hermes International (Consumer Discretionary)
     -       35        -        -         35 Imerys SA (Industrial & Commercial)
     -        -    3,325        -      3,325 Infogrames Entertainment (Information Technology)
     -      160        -        -        160 Klepierre (Real Estate)
     -      357        -    7,723      8,080 Lafarge SA (Materials)
     -      718        -        -        718 Lagardere S.C.A (Information & Entertainment)
     -        -        -    1,030      1,030 Legrand SA (Information Technology)
     -    4,089        -    1,040      5,129 L'Oreal SA (Consumer Staples)
     -    2,900        -      885      3,785 LVMH Moet Hennessy Louis Vuitton (Multi-industry)
     -        -      375        -        375 Medidep SA (Healthcare)
     -      960        -        -        960 Michelin (C.G.D.E.) (Consumer Discretionary)
     -        -    3,550        -      3,550 Neopost SA (Industrial & Commercial)
     -        -    2,325        -      2,325 Oberthur Card Systems SA+ (Information Technology)
     -        -        -   20,260     20,260 Orange SA (Information Technology)
     -      490        -    2,391      2,881 Pechiney SA (Industrial & Commercial)
     -      681        -        -        681 Pernod-Ricard (Consumer Staples)
     -      796        -    1,300      2,096 Pinault-Printemps-Redoute (Consumer Discretionary)
   300      291        -    3,472      4,063 PSA Peugeot Citroen (Consumer Discretionary)
     -        -      300        -        300 Rigiflex International (Information & Entertainment)
     -        -    1,425        -      1,425 Rodriguez Group (Information & Entertainment)
     -        -    4,675        -      4,675 S.O.I.T.E.C. (Information Technology)
     -       59        -        -         59 Sagen SA (Industrial & Commercial)
     -    4,990        -    8,228     13,218 Sanofi-Synthelabo SA (Healthcare)
     -    1,067        -    7,151      8,218 Schneider Electric SA (Information Technology)
     -        -    1,075        -      1,075 Seche Environnement (Industrial Commercial)
     -       50        -        -         50 SILIC (Real Estate)
     -      320        -        -        320 Simco SA (Real Estate)
     -      482        -        -        482 Societe BIC SA (Consumer Staples)
     -        -      350        -        350 Societe du Louvre (Information & Entertainment)
     -      480        -        -        480 Societe Fonciere Lyonnaise (Real Estate)
     -    1,252        -   12,378     13,630 Societe Generale (Finance)
     -        -        -    8,155      8,155 Societe Television Francaise (Information & Entertainment)
     -      816        -    2,788      3,604 Sodexho Alliance SA (Multi-industry)
     -      495        -        -        495 Sophia SA (Real Estate)
     -      973        -    3,638      4,611 Suez SA (Utilities)
     -        -      700        -        700 Technip SA (Industrial & Commercial)
     -    1,073        -        -      1,073 Thales SA (Industrial & Commercial)
 2,970    6,914        -   15,062     24,946 Total Fina Elf (SA Energy)
     -        -      225        -        225 UBI Soft Entertainment (Information Technology)
     -      345        -        -        345 Unibail SA
     -    2,207        -   21,540     23,747 Usinor SA (Materials)
     -      616        -        -        616 Valeo SA (Consumer Discretionary)

              Principal/Shares
--------------------------------------------
       North             Style                                                                                  Style
       American Inter-   Select                                                                       Inter-    Select
       Inter-   national Inter-                                                                       national  Inter-
Global national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------ -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
 5,750    3,009        -    5,302     14,061 Alcatel SA (Information Technology)
 5,050        -        -      750      5,800 Altran Technologies SA (Industrial & Commercial)
 3,600    5,321        -   20,594     29,515 Aventis SA (Healthcare)
          1,445        -    4,547      5,992 Axa (Finance)
          1,163        -    7,621      8,784 BNP Paribas (Finance)
 1,500    2,874        -    2,010      6,384 Bouygues (Industrial & Commercial)
 3,887        -        -        -      3,887 Business Objects SA (Information Technology)
     -        -    4,000        -      4,000 Business Objects SA+ (Information Technology)
     -        -        -      300        300 Canal Plus (Information & Entertainment)
     -      425        -    1,024      1,449 Cap Gemini SA (Information Technology)
     -    3,493        -               3,493 Carrefour SA (Consumer Staples)
     -      150        -                 150 Coflexip Stena Offshore (Energy)
     -      600        -    1,560      2,160 Compagnie de Saint-Gobain (Materials)
     -      128        -        -        128 Dassault Systems SA (Information Technology)
     -      328        -        -        328 Eridania Beghin-Say+ (Materials)
 1,600      549        -        -      2,149 Etablissements Economiques du Casino Guichard Perrachon
                                              (Information & Entertainment)
     -    3,814        -        -      3,814 France Telecom (Information & Entertainment)
     -      120        -        -        120 Gecina SA (Real Estate)
     -    1,901        -      830      2,731 Groupe Danone (Consumer Staples)
     -        -        -      660        660 Hermes International (Consumer Discretionary)
     -       35        -        -         35 Imerys SA (Industrial & Commercial)
     -        -    3,325        -      3,325 Infogrames Entertainment (Information Technology)
     -      160        -        -        160 Klepierre (Real Estate)
     -      357        -    7,723      8,080 Lafarge SA (Materials)
     -      718        -        -        718 Lagardere S.C.A (Information & Entertainment)
     -        -        -    1,030      1,030 Legrand SA (Information Technology)
     -    4,089        -    1,040      5,129 L'Oreal SA (Consumer Staples)
     -    2,900        -      885      3,785 LVMH Moet Hennessy Louis Vuitton (Multi-industry)
     -        -      375        -        375 Medidep SA (Healthcare)
     -      960        -        -        960 Michelin (C.G.D.E.) (Consumer Discretionary)
     -        -    3,550        -      3,550 Neopost SA (Industrial & Commercial)
     -        -    2,325        -      2,325 Oberthur Card Systems SA+ (Information Technology)
     -        -        -   20,260     20,260 Orange SA (Information Technology)
     -      490        -    2,391      2,881 Pechiney SA (Industrial & Commercial)
     -      681        -        -        681 Pernod-Ricard (Consumer Staples)
     -      796        -    1,300      2,096 Pinault-Printemps-Redoute (Consumer Discretionary)
   300      291        -    3,472      4,063 PSA Peugeot Citroen (Consumer Discretionary)
     -        -      300        -        300 Rigiflex International (Information & Entertainment)
     -        -    1,425        -      1,425 Rodriguez Group (Information & Entertainment)
     -        -    4,675        -      4,675 S.O.I.T.E.C. (Information Technology)
     -       59        -        -         59 Sagen SA (Industrial & Commercial)
     -    4,990        -    8,228     13,218 Sanofi-Synthelabo SA (Healthcare)
     -    1,067        -    7,151      8,218 Schneider Electric SA (Information Technology)
     -        -    1,075        -      1,075 Seche Environnement (Industrial Commercial)
     -       50        -        -         50 SILIC (Real Estate)
     -      320        -        -        320 Simco SA (Real Estate)
     -      482        -        -        482 Societe BIC SA (Consumer Staples)
     -        -      350        -        350 Societe du Louvre (Information & Entertainment)
     -      480        -        -        480 Societe Fonciere Lyonnaise (Real Estate)
     -    1,252        -   12,378     13,630 Societe Generale (Finance)
     -        -        -    8,155      8,155 Societe Television Francaise (Information & Entertainment)
     -      816        -    2,788      3,604 Sodexho Alliance SA (Multi-industry)
     -      495        -        -        495 Sophia SA (Real Estate)
     -      973        -    3,638      4,611 Suez SA (Utilities)
     -        -      700        -        700 Technip SA (Industrial & Commercial)
     -    1,073        -        -      1,073 Thales SA (Industrial & Commercial)
 2,970    6,914        -   15,062     24,946 Total Fina Elf (SA Energy)
     -        -      225        -        225 UBI Soft Entertainment (Information Technology)
     -      345        -        -        345 Unibail SA
     -    2,207        -   21,540     23,747 Usinor SA (Materials)
     -      616        -        -        616 Valeo SA (Consumer Discretionary)

              Principal/Shares                                                                                  Market Value
--------------------------------------------                                                           ---------------------------
       North             Style                                                                                  North
       American Inter-   Select                                                                                 American  Inter-
       Inter-   national Inter-                                                                                 Inter-    national
Global national Small    national  Pro Forma                                                           Global   national  Small
Equity Equity   Cap      Equity    Combined                         Description                        Equity   Equity    Cap
------ -------- -------- --------  --------- --------------------------------------------------------- -------  --------  --------
 5,750    3,009        -    5,302     14,061 Alcatel SA (Information Technology)                       187,232    97,979         -
 5,050        -        -      750      5,800 Altran Technologies SA (Industrial & Commercial)          327,085         -         -
 3,600    5,321        -   20,594     29,515 Aventis SA (Healthcare)                                   278,845   412,148         -
          1,445        -    4,547      5,992 Axa (Finance)                                                   -   170,516         -
          1,163        -    7,621      8,784 BNP Paribas (Finance)                                           -   103,394         -
 1,500    2,874        -    2,010      6,384 Bouygues (Industrial & Commercial)                         64,175   122,959         -
 3,887        -        -        -      3,887 Business Objects SA (Information Technology)              144,157         -         -
     -        -    4,000        -      4,000 Business Objects SA+ (Information Technology)                   -         -   144,800
     -        -        -      300        300 Canal Plus (Information & Entertainment)                        -         -         -
     -      425        -    1,024      1,449 Cap Gemini SA (Information Technology)                          -    61,427         -
     -    3,493        -               3,493 Carrefour SA (Consumer Staples)                                 -   201,601         -
     -      150        -                 150 Coflexip Stena Offshore (Energy)                                -    22,093         -
     -      600        -    1,560      2,160 Compagnie de Saint-Gobain (Materials)                           -    90,500         -
     -      128        -        -        128 Dassault Systems SA (Information Technology)                    -     6,326         -
     -      328        -        -        328 Eridania Beghin-Say+ (Materials)                                -    27,196         -
 1,600      549        -        -      2,149 Etablissements Economiques du Casino Guichard Perrachon
                                              (Information & Entertainment)                            143,380    49,197         -
     -    3,814        -        -      3,814 France Telecom (Information & Entertainment)                    -   277,486         -
     -      120        -        -        120 Gecina SA (Real Estate)                                         -    10,860         -
     -    1,901        -      830      2,731 Groupe Danone (Consumer Staples)                                -   247,096         -
     -        -        -      660        660 Hermes International (Consumer Discretionary)                   -         -         -
     -       35        -        -         35 Imerys SA (Industrial & Commercial)                             -     3,680         -
     -        -    3,325        -      3,325 Infogrames Entertainment (Information Technology)               -         -    69,298
     -      160        -        -        160 Klepierre (Real Estate)                                         -    14,338         -
     -      357        -    7,723      8,080 Lafarge SA (Materials)                                          -    34,304         -
     -      718        -        -        718 Lagardere S.C.A (Information & Entertainment)                   -    41,726         -
     -        -        -    1,030      1,030 Legrand SA (Information Technology)                             -         -         -
     -    4,089        -    1,040      5,129 L'Oreal SA (Consumer Staples)                                   -   297,675         -
     -    2,900        -      885      3,785 LVMH Moet Hennessy Louis Vuitton (Multi-industry)               -   179,083         -
     -        -      375        -        375 Medidep SA (Healthcare)                                         -         -    41,091
     -      960        -        -        960 Michelin (C.G.D.E.) (Consumer Discretionary)                    -    31,864         -
     -        -    3,550        -      3,550 Neopost SA (Industrial & Commercial)                            -         -    85,043
     -        -    2,325        -      2,325 Oberthur Card Systems SA+ (Information Technology)              -         -    31,252
     -        -        -   20,260     20,260 Orange SA (Information Technology)                              -         -         -
     -      490        -    2,391      2,881 Pechiney SA (Industrial & Commercial)                           -    25,781         -
     -      681        -        -        681 Pernod-Ricard (Consumer Staples)                                -    47,220         -
     -      796        -    1,300      2,096 Pinault-Printemps-Redoute (Consumer Discretionary)              -   137,083         -
   300      291        -    3,472      4,063 PSA Peugeot Citroen (Consumer Discretionary)               85,682    83,111         -
     -        -      300        -        300 Rigiflex International (Information & Entertainment)            -         -    43,360
     -        -    1,425        -      1,425 Rodriguez Group (Information & Entertainment)                   -         -    78,389
     -        -    4,675        -      4,675 S.O.I.T.E.C. (Information Technology)                           -         -    82,958
     -       59        -        -         59 Sagen SA (Industrial & Commercial)                              -     4,816         -
     -    4,990        -    8,228     13,218 Sanofi-Synthelabo SA (Healthcare)                               -   299,291         -
     -    1,067        -    7,151      8,218 Schneider Electric SA (Information Technology)                  -    72,848         -
     -        -    1,075        -      1,075 Seche Environnement (Industrial Commercial)                     -         -    90,610
     -       50        -        -         50 SILIC (Real Estate)                                             -     7,497         -
     -      320        -        -        320 Simco SA (Real Estate)                                          -    21,663         -
     -      482        -        -        482 Societe BIC SA (Consumer Staples)                               -    18,466         -
     -        -      350        -        350 Societe du Louvre (Information & Entertainment)                 -         -    25,775
     -      480        -        -        480 Societe Fonciere Lyonnaise (Real Estate)                        -    14,097         -
     -    1,252        -   12,378     13,630 Societe Generale (Finance)                                      -    80,758         -
     -        -        -    8,155      8,155 Societe Television Francaise (Information & Entertainment)      -         -         -
     -      816        -    2,788      3,604 Sodexho Alliance SA (Multi-industry)                            -    40,182         -
     -      495        -        -        495 Sophia SA (Real Estate)                                         -    14,296         -
     -      973        -    3,638      4,611 Suez SA (Utilities)                                             -   143,825         -
     -        -      700        -        700 Technip SA (Industrial & Commercial)                            -         -   108,999
     -    1,073        -        -      1,073 Thales SA (Industrial & Commercial)                             -    44,697         -
 2,970    6,914        -   15,062     24,946 Total Fina Elf (SA Energy)                                442,702 1,030,587         -
     -        -      225        -        225 UBI Soft Entertainment (Information Technology)                 -         -     9,143
     -      345        -        -        345 Unibail SA                                                      -    54,792         -
     -    2,207        -   21,540     23,747 Usinor SA (Materials)                                           -    28,844         -
     -      616        -        -        616 Valeo SA (Consumer Discretionary)                               -    28,420         -

             Principal/Shares
--------------------------------------------
       North             Style                                                                                Market Value
       American Inter-   Select                                                                       --------------------------
       Inter-   national Inter-                                                                       Style Select
Global national Small    national  Pro Forma                                                          International    Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------ -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
 5,750    3,009        -    5,302     14,061 Alcatel SA (Information Technology)                            172,644      457,855
 5,050        -        -      750      5,800 Altran Technologies SA (Industrial & Commercial)                48,577      375,662
 3,600    5,321        -   20,594     29,515 Aventis SA (Healthcare)                                      1,693,765    2,384,758
          1,445        -    4,547      5,992 Axa (Finance)                                                  536,565      707,081
          1,163        -    7,621      8,784 BNP Paribas (Finance)                                          677,526      780,920
 1,500    2,874        -    2,010      6,384 Bouygues (Industrial & Commercial)                              85,994      273,128
 3,887        -        -        -      3,887 Business Objects SA (Information Technology)                         -      144,157
     -        -    4,000        -      4,000 Business Objects SA+ (Information Technology)                        -      144,800
     -        -        -      300        300 Canal Plus (Information & Entertainment)                         1,073        1,073
     -      425        -    1,024      1,449 Cap Gemini SA (Information Technology)                         148,002      209,429
     -    3,493        -               3,493 Carrefour SA (Consumer Staples)                                      -      201,601
     -      150        -                 150 Coflexip Stena Offshore (Energy)                                     -       22,093
     -      600        -    1,560      2,160 Compagnie de Saint-Gobain (Materials)                          235,299      325,799
     -      128        -        -        128 Dassault Systems SA (Information Technology)                         -        6,326
     -      328        -        -        328 Eridania Beghin-Say+ (Materials)                                     -       27,196
 1,600      549        -        -      2,149 Etablissements Economiques du Casino Guichard Perrachon
                                              (Information & Entertainment)                                       -      192,577
     -    3,814        -        -      3,814 France Telecom (Information & Entertainment)                         -      277,486
     -      120        -        -        120 Gecina SA (Real Estate)                                              -       10,860
     -    1,901        -      830      2,731 Groupe Danone (Consumer Staples)                               107,885      354,981
     -        -        -      660        660 Hermes International (Consumer Discretionary)                   94,865       94,865
     -       35        -        -         35 Imerys SA (Industrial & Commercial)                                  -        3,680
     -        -    3,325        -      3,325 Infogrames Entertainment (Information Technology)                    -       69,298
     -      160        -        -        160 Klepierre (Real Estate)                                              -       14,338
     -      357        -    7,723      8,080 Lafarge SA (Materials)                                         742,097      776,401
     -      718        -        -        718 Lagardere S.C.A (Information & Entertainment)                        -       41,726
     -        -        -    1,030      1,030 Legrand SA (Information Technology)                            235,778      235,778
     -    4,089        -    1,040      5,129 L'Oreal SA (Consumer Staples)                                   75,711      373,386
     -    2,900        -      885      3,785 LVMH Moet Hennessy Louis Vuitton (Multi-industry)               54,651      233,734
     -        -      375        -        375 Medidep SA (Healthcare)                                              -       41,091
     -      960        -        -        960 Michelin (C.G.D.E.) (Consumer Discretionary)                         -       31,864
     -        -    3,550        -      3,550 Neopost SA (Industrial & Commercial)                                 -       85,043
     -        -    2,325        -      2,325 Oberthur Card Systems SA+ (Information Technology)                   -       31,252
     -        -        -   20,260     20,260 Orange SA (Information Technology)                             213,551      213,551
     -      490        -    2,391      2,881 Pechiney SA (Industrial & Commercial)                          125,800      151,581
     -      681        -        -        681 Pernod-Ricard (Consumer Staples)                                     -       47,220
     -      796        -    1,300      2,096 Pinault-Printemps-Redoute (Consumer Discretionary)             223,880      360,963
   300      291        -    3,472      4,063 PSA Peugeot Citroen (Consumer Discretionary)                   991,623    1,160,416
     -        -      300        -        300 Rigiflex International (Information & Entertainment)                 -       43,360
     -        -    1,425        -      1,425 Rodriguez Group (Information & Entertainment)                        -       78,389
     -        -    4,675        -      4,675 S.O.I.T.E.C. (Information Technology)                                -       82,958
     -       59        -        -         59 Sagen SA (Industrial & Commercial)                                   -        4,816
     -    4,990        -    8,228     13,218 Sanofi-Synthelabo SA (Healthcare)                              493,500      792,791
     -    1,067        -    7,151      8,218 Schneider Electric SA (Information Technology)                 488,227      561,075
     -        -    1,075        -      1,075 Seche Environnement (Industrial Commercial)                          -       90,610
     -       50        -        -         50 SILIC (Real Estate)                                                  -        7,497
     -      320        -        -        320 Simco SA (Real Estate)                                               -       21,663
     -      482        -        -        482 Societe BIC SA (Consumer Staples)                                    -       18,466
     -        -      350        -        350 Societe du Louvre (Information & Entertainment)                      -       25,775
     -      480        -        -        480 Societe Fonciere Lyonnaise (Real Estate)                             -       14,097
     -    1,252        -   12,378     13,630 Societe Generale (Finance)                                     798,419      879,177
     -        -        -    8,155      8,155 Societe Television Francaise (Information & Entertainment)     342,240      342,240
     -      816        -    2,788      3,604 Sodexho Alliance SA (Multi-industry)                           137,288      177,470
     -      495        -        -        495 Sophia SA (Real Estate)                                              -       14,296
     -      973        -    3,638      4,611 Suez SA (Utilities)                                            537,754      681,579
     -        -      700        -        700 Technip SA (Industrial & Commercial)                                 -      108,999
     -    1,073        -        -      1,073 Thales SA (Industrial & Commercial)                                  -       44,697
 2,970    6,914        -   15,062     24,946 Total Fina Elf (SA Energy)                                   2,245,111    3,718,400
     -        -      225        -        225 UBI Soft Entertainment (Information Technology)                      -        9,143
     -      345        -        -        345 Unibail SA                                                           -       54,792
     -    2,207        -   21,540     23,747 Usinor SA (Materials)                                          281,510      310,354
     -      616        -        -        616 Valeo SA (Consumer Discretionary)                                    -       28,420

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -        -    3,925        -      3,925 Vallourec (Industrial & Commercial)
      -        -      750        -        750 Valtech (Industrial & Commercial)
      -        -        -    4,001      4,001 Vinci SA (Industrial & Commercial)
  3,000        -        -        -      3,000 Vivendi Environment (Industrial Commercial)
      -    3,653        -   18,140     21,793 Vivendi Universal (Multi-industry)
      -        -    2,450        -      2,450 Wavecom SA (information Technology)
      -        -      150        -        150 Zodiac SA (Information & Entertainment)
                                              Germany                                                                   0.9%    7.6%
      -      200        -        -        200 Adidas-Salomon AG (Consumer Discretionary)
      -    1,250        -    1,714      2,964 Allianz AG (Finance)
      -             2,025        -      2,025 Articon-Integralis AG (Information Technology)
      -    3,400        -        -      3,400 BASF AG (Materials)
      -    4,000        -   12,163     16,163 Bayer AG (Healthcare)
      -    1,700        -    4,416      6,116 Bayerische Hypo-und Vereinsbank AG (Finance)
      -        -        -    8,468      8,468 Bayerische Motoren Werke AG (Consumer Discretionary)
      -    1,150        -        -      1,150 Beiersdorf AG (Consumer Discretionary)
      -        -      225        -        225 Beru AG (Consumer Discretionary)
      -      150        -        -        150 Bilfinger & Berger Bau AG (Industrial & Commercial)
      -      100    2,200        -      2,300 Buderus AG (Industrial & Commercial)
      -        -    1,625        -      1,625 Ceyoniq AG (Information Technology)
      -      550        -        -        550 Continental AG (Consumer Discretionary)
      -    4,550        -        -      4,550 DaimlerChrysler AG (Consumer Discretionary)
      -    2,000        -    2,531      4,531 Deutsche Bank AG (Finance)
    350        -        -        -        350 Deutsche Boerse AG (Finance)
      -      800        -        -        800 Deutsche Lufthansa AG (Information & Entertainment)
      -        -        -   12,916     12,916 Deutsche Post AG (Industrial & Commercial)
      -   11,338        -    1,337     12,675 Deutsche Telekom AG (Information Technology)
      -      450        -        -        450 Douglas Holding AG (Consumer Discretionary)
      -    1,600        -   12,143     13,743 Dresdner Bank AG (Finance)
      -      250        -        -        250 EM.TV & Merchandising AG (Information & Entertainment)
      -        -    1,100        -      1,100 Energiekontor AG (Energy)
  1,700        -        -        -      1,700 Epcos AG (Information Technology)
      -      350        -        -        350 FAG Kugelfischer Georg Schaefer AG (Industrial &
                                               Commercial)
      -        -    1,175        -      1,175 FJA AG (Information Technology)
      -      200        -        -        200 Fresenius Medical Care AG (Healthcare)
      -        -        -    2,910      2,910 Gehe AG (Healthcare)
      -      334        -        -        334 Heidelberger Zement AG (Industrial & Commercial)
      -        -    1,950        -      1,950 IM Internationalmedia AG (Information & Entertainment)
      -        -        -   11,876     11,876 Infineon Technologies AG (Information Technology)
      -    1,363        -        -      1,363 IVG Holding AG (Multi-industry)
      -      300        -        -        300 Kamps AG (Consumer Staples)
      -      500        -        -        500 KarstadtQuelle AG (Consumer Discretionary)
      -        -    1,325        -      1,325 Kontron Embedded Computers+ (Information Technology)
      -        -    2,450        -      2,450 Lambda Physik AG+ (Information Technology)
      -      850        -        -        850 Linde AG (Industrial & Commercial)
      -      700        -        -        700 MAN AG (Industrial & Commercial)
      -      627        -        -        627 Merck Kgaa (Healthcare)
      -    1,850        -        -      1,850 Metro AG (Consumer Discretionary)
      -      850        -    2,185      3,035 Muenchener Ruckversicherungs-Gesellschaft AG (Finance)
      -        -    1,000        -      1,000 P&T Technology AG (Industrial & Commercial)
      -    1,050        -        -      1,050 Preussag AG (Multi-industry)
      -        -        -      920        920 Rhoen-Klinikum AG (Healthcare)
      -    4,550        -        -      4,550 RWE AG (Utilities)
      -    1,100        -    1,510      2,610 SAP AG (Information Technology)
      -      800        -        -        800 Schering AG (Healthcare)
      -       50        -        -         50 SGL Carbon (Materials)
      -        -        -      913        913 Siemens AG (Multi-industry)
      -    6,615        -        -      6,615 Siemens AG (Multi-industry)
      -        -    5,400        -      5,400 Suess Microtec AG+ (Information technology)
      -        -    5,500        -      5,500 Techem AG+ (Information technology)
      -    3,000        -        -      3,000 ThyssenKrupp AG (Industrial & Commercial)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -        -    3,925        -      3,925 Vallourec (Industrial & Commercial)
      -        -      750        -        750 Valtech (Industrial & Commercial)
      -        -        -    4,001      4,001 Vinci SA (Industrial & Commercial)
  3,000        -        -        -      3,000 Vivendi Environment (Industrial Commercial)
      -    3,653        -   18,140     21,793 Vivendi Universal (Multi-industry)
      -        -    2,450        -      2,450 Wavecom SA (information Technology)
      -        -      150        -        150 Zodiac SA (Information & Entertainment)
                                              Germany                                                       4.9%      5.5%      5.4%
      -      200        -        -        200 Adidas-Salomon AG (Consumer Discretionary)
      -    1,250        -    1,714      2,964 Allianz AG (Finance)
      -             2,025        -      2,025 Articon-Integralis AG (Information Technology)
      -    3,400        -        -      3,400 BASF AG (Materials)
      -    4,000        -   12,163     16,163 Bayer AG (Healthcare)
      -    1,700        -    4,416      6,116 Bayerische Hypo-und Vereinsbank AG (Finance)
      -        -        -    8,468      8,468 Bayerische Motoren Werke AG (Consumer Discretionary)
      -    1,150        -        -      1,150 Beiersdorf AG (Consumer Discretionary)
      -        -      225        -        225 Beru AG (Consumer Discretionary)
      -      150        -        -        150 Bilfinger & Berger Bau AG (Industrial & Commercial)
      -      100    2,200        -      2,300 Buderus AG (Industrial & Commercial)
      -        -    1,625        -      1,625 Ceyoniq AG (Information Technology)
      -      550        -        -        550 Continental AG (Consumer Discretionary)
      -    4,550        -        -      4,550 DaimlerChrysler AG (Consumer Discretionary)
      -    2,000        -    2,531      4,531 Deutsche Bank AG (Finance)
    350        -        -        -        350 Deutsche Boerse AG (Finance)
      -      800        -        -        800 Deutsche Lufthansa AG (Information & Entertainment)
      -        -        -   12,916     12,916 Deutsche Post AG (Industrial & Commercial)
      -   11,338        -    1,337     12,675 Deutsche Telekom AG (Information Technology)
      -      450        -        -        450 Douglas Holding AG (Consumer Discretionary)
      -    1,600        -   12,143     13,743 Dresdner Bank AG (Finance)
      -      250        -        -        250 EM.TV & Merchandising AG (Information & Entertainment)
      -        -    1,100        -      1,100 Energiekontor AG (Energy)
  1,700        -        -        -      1,700 Epcos AG (Information Technology)
      -      350        -        -        350 FAG Kugelfischer Georg Schaefer AG (Industrial &
                                               Commercial)
      -        -    1,175        -      1,175 FJA AG (Information Technology)
      -      200        -        -        200 Fresenius Medical Care AG (Healthcare)
      -        -        -    2,910      2,910 Gehe AG (Healthcare)
      -      334        -        -        334 Heidelberger Zement AG (Industrial & Commercial)
      -        -    1,950        -      1,950 IM Internationalmedia AG (Information & Entertainment)
      -        -        -   11,876     11,876 Infineon Technologies AG (Information Technology)
      -    1,363        -        -      1,363 IVG Holding AG (Multi-industry)
      -      300        -        -        300 Kamps AG (Consumer Staples)
      -      500        -        -        500 KarstadtQuelle AG (Consumer Discretionary)
      -        -    1,325        -      1,325 Kontron Embedded Computers+ (Information Technology)
      -        -    2,450        -      2,450 Lambda Physik AG+ (Information Technology)
      -      850        -        -        850 Linde AG (Industrial & Commercial)
      -      700        -        -        700 MAN AG (Industrial & Commercial)
      -      627        -        -        627 Merck Kgaa (Healthcare)
      -    1,850        -        -      1,850 Metro AG (Consumer Discretionary)
      -      850        -    2,185      3,035 Muenchener Ruckversicherungs-Gesellschaft AG (Finance)
      -        -    1,000        -      1,000 P&T Technology AG (Industrial & Commercial)
      -    1,050        -        -      1,050 Preussag AG (Multi-industry)
      -        -        -      920        920 Rhoen-Klinikum AG (Healthcare)
      -    4,550        -        -      4,550 RWE AG (Utilities)
      -    1,100        -    1,510      2,610 SAP AG (Information Technology)
      -      800        -        -        800 Schering AG (Healthcare)
      -       50        -        -         50 SGL Carbon (Materials)
      -        -        -      913        913 Siemens AG (Multi-industry)
      -    6,615        -        -      6,615 Siemens AG (Multi-industry)
      -        -    5,400        -      5,400 Suess Microtec AG+ (Information technology)
      -        -    5,500        -      5,500 Techem AG+ (Information technology)
      -    3,000        -        -      3,000 ThyssenKrupp AG (Industrial & Commercial)
              Principal/Shares                                                                                  Market Value
---------------------------------------------                                                          --------------------------
        North             Style                                                                                North
        American Inter-   Select                                                                               American  Inter-
        Inter-   national Inter-                                                                               Inter-    national
Global  national Small    national  Pro Forma                                                          Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                       Equity  Equity    Cap
------- -------- -------- --------  --------- -------------------------------------------------------- ------- --------- --------
      -        -    3,925        -      3,925 Vallourec (Industrial & Commercial)                            -         -  236,806
      -        -      750        -        750 Valtech (Industrial & Commercial)                              -         -    5,437
      -        -        -    4,001      4,001 Vinci SA (Industrial & Commercial)                             -         -        -
  3,000        -        -        -      3,000 Vivendi Environment (Industrial Commercial)              131,384         -        -
      -    3,653        -   18,140     21,793 Vivendi Universal (Multi-industry)                             -   252,970        -
      -        -    2,450        -      2,450 Wavecom SA (information Technology)                            -         -   74,560
      -        -      150        -        150 Zodiac SA (Information & Entertainment)                        -         -   35,667
                                              Germany
      -      200        -        -        200 Adidas-Salomon AG (Consumer Discretionary)                     -    12,136        -
      -    1,250        -    1,714      2,964 Allianz AG (Finance)                                           -   359,891        -
      -             2,025        -      2,025 Articon-Integralis AG (Information Technology)                 -         -   76,898
      -    3,400        -        -      3,400 BASF AG (Materials)                                            -   146,247        -
      -    4,000        -   12,163     16,163 Bayer AG (Healthcare)                                          -   168,578        -
      -    1,700        -    4,416      6,116 Bayerische Hypo-und Vereinsbank AG (Finance)                   -    94,843        -
      -        -        -    8,468      8,468 Bayerische Motoren Werke AG (Consumer Discretionary)           -         -        -
      -    1,150        -        -      1,150 Beiersdorf AG (Consumer Discretionary)                         -   117,747        -
      -        -      225        -        225 Beru AG (Consumer Discretionary)                               -         -    8,325
      -      150        -        -        150 Bilfinger & Berger Bau AG (Industrial & Commercial)            -     2,409        -
      -      100    2,200        -      2,300 Buderus AG (Industrial & Commercial)                           -     2,338   51,434
      -        -    1,625        -      1,625 Ceyoniq AG (Information Technology)                            -         -   13,553
      -      550        -        -        550 Continental AG (Consumer Discretionary)                        -     7,905        -
      -    4,550        -        -      4,550 DaimlerChrysler AG (Consumer Discretionary)                    -   227,848        -
      -    2,000        -    2,531      4,531 Deutsche Bank AG (Finance)                                     -   163,254        -
    350        -        -        -        350 Deutsche Boerse AG (Finance)                             112,104         -        -
      -      800        -        -        800 Deutsche Lufthansa AG (Information & Entertainment)            -    15,332        -
      -        -        -   12,916     12,916 Deutsche Post AG (Industrial & Commercial)                     -         -        -
      -   11,338        -    1,337     12,675 Deutsche Telekom AG (Information Technology)                   -   293,742        -
      -      450        -        -        450 Douglas Holding AG (Consumer Discretionary)                    -    14,653        -
      -    1,600        -   12,143     13,743 Dresdner Bank AG (Finance)                                     -    72,854        -
      -      250        -        -        250 EM.TV & Merchandising AG (Information & Entertainment)         -     1,238        -
      -        -    1,100        -      1,100 Energiekontor AG (Energy)                                      -         -   75,638
  1,700        -        -        -      1,700 Epcos AG (Information Technology)                        109,595         -        -
      -      350        -        -        350 FAG Kugelfischer Georg Schaefer AG (Industrial &
                                               Commercial)                                                   -     2,407        -
      -        -    1,175        -      1,175 FJA AG (Information Technology)                                -         -   71,413
      -      200        -        -        200 Fresenius Medical Care AG (Healthcare)                         -    14,835        -
      -        -        -    2,910      2,910 Gehe AG (Healthcare)                                           -         -        -
      -      334        -        -        334 Heidelberger Zement AG (Industrial & Commercial)               -    17,523        -
      -        -    1,950        -      1,950 IM Internationalmedia AG (Information & Entertainment)         -         -   50,174
      -        -        -   11,876     11,876 Infineon Technologies AG (Information Technology)              -         -
      -    1,363        -        -      1,363 IVG Holding AG (Multi-industry)                                -    17,499
      -      300        -        -        300 Kamps AG (Consumer Staples)                                    -     2,928
      -      500        -        -        500 KarstadtQuelle AG (Consumer Discretionary)                     -    15,509
      -        -    1,325        -      1,325 Kontron Embedded Computers+ (Information Technology)           -         -   76,179
      -        -    2,450        -      2,450 Lambda Physik AG+ (Information Technology)                     -         -  156,511
      -      850        -        -        850 Linde AG (Industrial & Commercial)                             -    38,349        -
      -      700        -        -        700 MAN AG (Industrial & Commercial)                               -    19,228        -
      -      627        -        -        627 Merck Kgaa (Healthcare)                                        -    21,918        -
      -    1,850        -        -      1,850 Metro AG (Consumer Discretionary)                              -    84,697        -
      -      850        -    2,185      3,035 Muenchener Ruckversicherungs-Gesellschaft AG (Finance)         -   242,373        -
      -        -    1,000        -      1,000 P&T Technology AG (Industrial & Commercial)                    -         -   14,551
      -    1,050        -        -      1,050 Preussag AG (Multi-industry)                                   -    35,252        -
      -        -        -      920        920 Rhoen-Klinikum AG (Healthcare)                                 -         -        -
      -    4,550        -        -      4,550 RWE AG (Utilities)                                             -   177,627        -
      -    1,100        -    1,510      2,610 SAP AG (Information Technology)                                -   174,797        -
      -      800        -        -        800 Schering AG (Healthcare)                                       -    39,955        -
      -       50        -        -         50 SGL Carbon (Materials)                                         -     1,763        -
      -        -        -      913        913 Siemens AG (Multi-industry)                                    -         -        -
      -    6,615        -        -      6,615 Siemens AG (Multi-industry)                                    -   487,727        -
      -        -    5,400        -      5,400 Suess Microtec AG+ (Information technology)                    -         -  173,919
      -        -    5,500        -      5,500 Techem AG+ (Information technology)                            -         -  152,984
      -    3,000        -        -      3,000 ThyssenKrupp AG (Industrial & Commercial)                      -    46,660        -
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -        -    3,925        -      3,925 Vallourec (Industrial & Commercial)                                  -      236,806
      -        -      750        -        750 Valtech (Industrial & Commercial)                                    -        5,437
      -        -        -    4,001      4,001 Vinci SA (Industrial & Commercial)                             234,292      234,292
  3,000        -        -        -      3,000 Vivendi Environment (Industrial Commercial)                                 131,384
      -    3,653        -   18,140     21,793 Vivendi Universal (Multi-industry)                           1,256,192    1,509,162
      -        -    2,450        -      2,450 Wavecom SA (information Technology)                                  -       74,560
      -        -      150        -        150 Zodiac SA (Information & Entertainment)                              -       35,667
                                              Germany
      -      200        -        -        200 Adidas-Salomon AG (Consumer Discretionary)                           -       12,136
      -    1,250        -    1,714      2,964 Allianz AG (Finance)                                           493,482      853,373
      -             2,025        -      2,025 Articon-Integralis AG (Information Technology)                       -       76,898
      -    3,400        -        -      3,400 BASF AG (Materials)                                                  -      146,247
      -    4,000        -   12,163     16,163 Bayer AG (Healthcare)                                          512,602      681,180
      -    1,700        -    4,416      6,116 Bayerische Hypo-und Vereinsbank AG (Finance)                   246,370      341,213
      -        -        -    8,468      8,468 Bayerische Motoren Werke AG (Consumer Discretionary)           280,995      280,995
      -    1,150        -        -      1,150 Beiersdorf AG (Consumer Discretionary)                               -      117,747
      -        -      225        -        225 Beru AG (Consumer Discretionary)                                     -        8,325
      -      150        -        -        150 Bilfinger & Berger Bau AG (Industrial & Commercial)                  -        2,409
      -      100    2,200        -      2,300 Buderus AG (Industrial & Commercial)                                 -       53,772
      -        -    1,625        -      1,625 Ceyoniq AG (Information Technology)                                  -       13,553
      -      550        -        -        550 Continental AG (Consumer Discretionary)                              -        7,905
      -    4,550        -        -      4,550 DaimlerChrysler AG (Consumer Discretionary)                          -      227,848
      -    2,000        -    2,531      4,531 Deutsche Bank AG (Finance)                                     206,598      369,852
    350        -        -        -        350 Deutsche Boerse AG (Finance)                                         -      112,104
      -      800        -        -        800 Deutsche Lufthansa AG (Information & Entertainment)                  -       15,332
      -        -        -   12,916     12,916 Deutsche Post AG (Industrial & Commercial)                     220,256      220,256
      -   11,338        -    1,337     12,675 Deutsche Telekom AG (Information Technology)                    34,639      328,381
      -      450        -        -        450 Douglas Holding AG (Consumer Discretionary)                                  14,653
      -    1,600        -   12,143     13,743 Dresdner Bank AG (Finance)                                     552,915      625,769
      -      250        -        -        250 EM.TV & Merchandising AG (Information & Entertainment)               -        1,238
      -        -    1,100        -      1,100 Energiekontor AG (Energy)                                            -       75,638
  1,700        -        -        -      1,700 Epcos AG (Information Technology)                                    -      109,595
      -      350        -        -        350 FAG Kugelfischer Georg Schaefer AG (Industrial &
                                               Commercial)                                                         -        2,407
      -        -    1,175        -      1,175 FJA AG (Information Technology)                                      -       71,413
      -      200        -        -        200 Fresenius Medical Care AG (Healthcare)                               -       14,835
      -        -        -    2,910      2,910 Gehe AG (Healthcare)                                           116,185      116,185
      -      334        -        -        334 Heidelberger Zement AG (Industrial & Commercial)                     -       17,523
      -        -    1,950        -      1,950 IM Internationalmedia AG (Information & Entertainment)               -       50,174
      -        -        -   11,876     11,876 Infineon Technologies AG (Information Technology)              516,312      516,312
      -    1,363        -        -      1,363 IVG Holding AG (Multi-industry)                                      -       17,499
      -      300        -        -        300 Kamps AG (Consumer Staples)                                          -        2,928
      -      500        -        -        500 KarstadtQuelle AG (Consumer Discretionary)                           -       15,509
      -        -    1,325        -      1,325 Kontron Embedded Computers+ (Information Technology)                 -       76,179
      -        -    2,450        -      2,450 Lambda Physik AG+ (Information Technology)                           -      156,511
      -      850        -        -        850 Linde AG (Industrial & Commercial)                                   -       38,349
      -      700        -        -        700 MAN AG (Industrial & Commercial)                                     -       19,228
      -      627        -        -        627 Merck Kgaa (Healthcare)                                              -       21,918
      -    1,850        -        -      1,850 Metro AG (Consumer Discretionary)                                    -       84,697
      -      850        -    2,185      3,035 Muenchener Ruckversicherungs-Gesellschaft AG (Finance)         623,041      865,414
      -        -    1,000        -      1,000 P&T Technology AG (Industrial & Commercial)                          -       14,551
      -    1,050        -        -      1,050 Preussag AG (Multi-industry)                                         -       35,252
      -        -        -      920        920 Rhoen-Klinikum AG (Healthcare)                                  55,098       55,098
      -    4,550        -        -      4,550 RWE AG (Utilities)                                                   -      177,627
      -    1,100        -    1,510      2,610 SAP AG (Information Technology)                                239,949      414,746
      -      800        -        -        800 Schering AG (Healthcare)                                             -       39,955
      -       50        -        -         50 SGL Carbon (Materials)                                               -        1,763
      -        -        -      913        913 Siemens AG (Multi-industry)                                     67,235       67,235
      -    6,615        -        -      6,615 Siemens AG (Multi-industry)                                          -      487,727
      -        -    5,400        -      5,400 Suess Microtec AG+ (Information technology)                          -      173,919
      -        -    5,500        -      5,500 Techem AG+ (Information technology)                                  -      152,984
      -    3,000        -        -      3,000 ThyssenKrupp AG (Industrial & Commercial)                            -       46,660

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -    6,620        -   19,118     25,738 Veba  AG (Utilities)
      -    1,550        -        -      1,550 Volkswagen AG (Consumer Discretionary)
      -        -    1,200        -      1,200 Vossloh AG (Information Technology)
      -      250        -        -        250 WCM Beteiligugs & Grudbesitz (Real Estate)
                                              Greece                                                                    0.0%    0.0%
      -        -    1,775        -      1,775 Attica Enterprise Holding SA (Industrial & Commercial)
      -        -    4,325        -      4,325 Folli-Follie SA (Consumer Discretionary)
      -        -    4,075        -      4,075 Hyatt Regency SA (Information & Entertainment)
      -        -   14,300        -     14,300 JUMBO SA (Consumer Discretionary)
      -        -    6,740        -      6,740 Lambrakis Press SA (Information & Entertainment)
      -        -    3,550        -      3,550 Sarantis SA (Consumer Discretionary)
                                              Hong Kong                                                                 2.0%    1.8%
 40,000        -        -   73,000    113,000 China Mobile Ltd.+ (Information Technology)
100,000        -        -  194,000    294,000 CNOOC Ltd. (Energy)
116,500        -        -   45,000    161,500 MTR Corp+* (Industrial & Commercial)
      -   12,208        -        -     12,208 Bank East of Asia (Finance)
      -   17,000        -        -     17,000 Cathay Pacific Airways Ltd.
      -   12,000        -        -     12,000 CLP Holdings Ltd (Energy)
      -    1,012        -        -      1,012 Esprit Holdings Ltd (Consumer Discretionary)
      -    4,000        -        -      4,000 Hang Lung Development Co. (Real Estate)
      -    7,200        -        -      7,200 Hang Seng Bank Ltd. (Finance)
      -    6,000        -   10,000     16,000 Henderson Land Development Co. Ltd. (Real Estate)
      -   27,170        -        -     27,170 Hong Kong & China Gas (Energy)
      -      500        -        -        500 Hong Kong & Shanghai Hotel (Information & Entertainment)
      -    1,000        -        -      1,000 Hong Kong Exchanges and Clearing Ltd. (Finance)
      -   19,100        -   35,300     54,400 Hutchison Whampoa Ltd. (Multi-industry)
      -    3,021        -        -      3,021 Hysan Development Co. (Real Estate)
      -   18,000        -        -     18,000 Johnson Electric Holdings Ltd. (Information technology)
      -   56,000        -        -     56,000 Li & Fung Ltd. (Consumer Discretionary)
      -   13,203        -        -     13,203 New World Development Co. (Industrial & Commercial)
      -   65,815        -        -     65,815 Pacific Century CyberWorks Ltd. (Information Technology)
      -   12,000        -        -     12,000 Shangri-La Asia Ltd. (Information & Entertainment)
      -   15,329        -        -     15,329 Sino Land Co. (Real Estate)
      -    4,000        -        -      4,000 South China Morning Post (Information & Entertainment)
      -   11,000        -   23,000     34,000 Sun Hung Kai Properties Ltd. (Real Estate)
      -    7,000        -        -      7,000 Swire Pacific Ltd. (Multi-industry)
      -   11,000        -        -     11,000 Wharf Holdings Ltd. (Multi-industry)
      -        -   34,000        -     34,000 Convenience Retail Asia Ltd. (Consumer Discretionary)
      -        -   52,000        -     52,000 Henderson Land Development Co. Ltd. (Real Estate)
      -        -  114,000        -    114,000 Tingyi (Caymen Islands) Holding Corp. (Consumer Staples)
      -        -  148,000        -    148,000 Cosco Pacific Ltd. (Industrial & Commercial)
      -        -  208,000        -    208,000 China Everbright Ltd. (Finance)
      -        -  242,000        -    242,000 Greencool Technology Holdings Ltd. (Industrial &
                                               Commercial)
      -        -  340,000        -    340,000 Texwinca Holdings Ltd. (Consumer Discretionary)
      -        -  420,000        -    420,000 China Insurance International Holdings Co. Ltd. (Finance)
      -        -  446,000        -    446,000 China Resources Beijing Land (Real Estate)
      -        -  532,000        -    532,000 Brilliance China Automotive (Industrial & Commercial)
      -        -  704,000        -    704,000 Denway Motors Ltd. (Consumer discretionary)
                        -   23,000     23,000 Cheung Kong (Holdings) Ltd. (Real Estate)
                        -  431,000    431,000 Legend Holdings Ltd. (Information Technology)
                        -   91,000     91,000 Peregrine Investments Holdings Ltd.+(1) (Finance)
                                              India                                                                     0.5%    0.0%
      -        -        -    8,008      8,008 ICICI Ltd. ADR (Finance)
  1,500        -        -        -      1,500 Infosys Technologies Ltd. (Information Technology)
      -        -        -    1,600      1,600 Reliance Industries Ltd. GDR* (Materials)
                                              Ireland                                                                   0.0%    0.1%
      -        -        -   11,629     11,629 Bank of Ireland (Finance)
      -        -        -   59,198     59,198 Bank of Ireland (Finance)
      -      435        -   53,541     53,976 CRH PLC (Materials)
      -        -   14,000        -     14,000 Datalex PLC (Information Technology)
      -        -        -   22,047     22,047 Elan Corp. PLC ADR+ (healthcare)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -    6,620        -   19,118     25,738 Veba  AG (Utilities)
      -    1,550        -        -      1,550 Volkswagen AG (Consumer Discretionary)
      -        -    1,200        -      1,200 Vossloh AG (Information Technology)
      -      250        -        -        250 WCM Beteiligugs & Grudbesitz (Real Estate)
                                              Greece                                                        1.3%      0.0%      0.1%
      -        -    1,775        -      1,775 Attica Enterprise Holding SA (Industrial & Commercial)
      -        -    4,325        -      4,325 Folli-Follie SA (Consumer Discretionary)
      -        -    4,075        -      4,075 Hyatt Regency SA (Information & Entertainment)
      -        -   14,300        -     14,300 JUMBO SA (Consumer Discretionary)
      -        -    6,740        -      6,740 Lambrakis Press SA (Information & Entertainment)
      -        -    3,550        -      3,550 Sarantis SA (Consumer Discretionary)
                                              Hong Kong                                                     6.0%      2.0%      2.4%
 40,000        -        -   73,000    113,000 China Mobile Ltd.+ (Information Technology)
100,000        -        -  194,000    294,000 CNOOC Ltd. (Energy)
116,500        -        -   45,000    161,500 MTR Corp+* (Industrial & Commercial)
      -   12,208        -        -     12,208 Bank East of Asia (Finance)
      -   17,000        -        -     17,000 Cathay Pacific Airways Ltd.
      -   12,000        -        -     12,000 CLP Holdings Ltd (Energy)
      -    1,012        -        -      1,012 Esprit Holdings Ltd (Consumer Discretionary)
      -    4,000        -        -      4,000 Hang Lung Development Co. (Real Estate)
      -    7,200        -        -      7,200 Hang Seng Bank Ltd. (Finance)
      -    6,000        -   10,000     16,000 Henderson Land Development Co. Ltd. (Real Estate)
      -   27,170        -        -     27,170 Hong Kong & China Gas (Energy)
      -      500        -        -        500 Hong Kong & Shanghai Hotel (Information & Entertainment)
      -    1,000        -        -      1,000 Hong Kong Exchanges and Clearing Ltd. (Finance)
      -   19,100        -   35,300     54,400 Hutchison Whampoa Ltd. (Multi-industry)
      -    3,021        -        -      3,021 Hysan Development Co. (Real Estate)
      -   18,000        -        -     18,000 Johnson Electric Holdings Ltd. (Information technology)
      -   56,000        -        -     56,000 Li & Fung Ltd. (Consumer Discretionary)
      -   13,203        -        -     13,203 New World Development Co. (Industrial & Commercial)
      -   65,815        -        -     65,815 Pacific Century CyberWorks Ltd. (Information Technology)
      -   12,000        -        -     12,000 Shangri-La Asia Ltd. (Information & Entertainment)
      -   15,329        -        -     15,329 Sino Land Co. (Real Estate)
      -    4,000        -        -      4,000 South China Morning Post (Information & Entertainment)
      -   11,000        -   23,000     34,000 Sun Hung Kai Properties Ltd. (Real Estate)
      -    7,000        -        -      7,000 Swire Pacific Ltd. (Multi-industry)
      -   11,000        -        -     11,000 Wharf Holdings Ltd. (Multi-industry)
      -        -   34,000        -     34,000 Convenience Retail Asia Ltd. (Consumer Discretionary)
      -        -   52,000        -     52,000 Henderson Land Development Co. Ltd. (Real Estate)
      -        -  114,000        -    114,000 Tingyi (Caymen Islands) Holding Corp. (Consumer Staples)
      -        -  148,000        -    148,000 Cosco Pacific Ltd. (Industrial & Commercial)
      -        -  208,000        -    208,000 China Everbright Ltd. (Finance)
      -        -  242,000        -    242,000 Greencool Technology Holdings Ltd. (Industrial &
                                               Commercial)
      -        -  340,000        -    340,000 Texwinca Holdings Ltd. (Consumer Discretionary)
      -        -  420,000        -    420,000 China Insurance International Holdings Co. Ltd. (Finance)
      -        -  446,000        -    446,000 China Resources Beijing Land (Real Estate)
      -        -  532,000        -    532,000 Brilliance China Automotive (Industrial & Commercial)
      -        -  704,000        -    704,000 Denway Motors Ltd. (Consumer discretionary)
                        -   23,000     23,000 Cheung Kong (Holdings) Ltd. (Real Estate)
                        -  431,000    431,000 Legend Holdings Ltd. (Information Technology)
                        -   91,000     91,000 Peregrine Investments Holdings Ltd.+(1) (Finance)
                                              India                                                         0.0%      0.1%      0.1%
      -        -        -    8,008      8,008 ICICI Ltd. ADR (Finance)
  1,500        -        -        -      1,500 Infosys Technologies Ltd. (Information Technology)
      -        -        -    1,600      1,600 Reliance Industries Ltd. GDR* (Materials)
                                              Ireland                                                       1.0%      3.0%      1.7%
      -        -        -   11,629     11,629 Bank of Ireland (Finance)
      -        -        -   59,198     59,198 Bank of Ireland (Finance)
      -      435        -   53,541     53,976 CRH PLC (Materials)
      -        -   14,000        -     14,000 Datalex PLC (Information Technology)
      -        -        -   22,047     22,047 Elan Corp. PLC ADR+ (healthcare)
              Principal/Shares                                                                                  Market Value
---------------------------------------------                                                          --------------------------
        North             Style                                                                                North
        American Inter-   Select                                                                               American  Inter-
        Inter-   national Inter-                                                                               Inter-    national
Global  national Small    national  Pro Forma                                                          Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                       Equity  Equity    Cap
------- -------- -------- --------  --------- -------------------------------------------------------- ------- --------- --------
      -    6,620        -   19,118     25,738 Veba  AG (Utilities)                                           -   333,327        -
      -    1,550        -        -      1,550 Volkswagen AG (Consumer Discretionary)                         -    77,013        -
      -        -    1,200        -      1,200 Vossloh AG (Information Technology)                            -             25,340
      -      250        -        -        250 WCM Beteiligugs & Grudbesitz (Real Estate)                     -     4,192        -
                                              Greece
      -        -    1,775        -      1,775 Attica Enterprise Holding SA (Industrial & Commercial)         -         -   13,575
      -        -    4,325        -      4,325 Folli-Follie SA (Consumer Discretionary)                       -         -   85,189
      -        -    4,075        -      4,075 Hyatt Regency SA (Information & Entertainment)                 -         -   22,923
      -        -   14,300        -     14,300 JUMBO SA (Consumer Discretionary)                              -         -   45,929
      -        -    6,740        -      6,740 Lambrakis Press SA (Information & Entertainment)               -         -   84,797
      -        -    3,550        -      3,550 Sarantis SA (Consumer Discretionary)                           -         -   13,922
                                              Hong Kong
 40,000        -        -   73,000    113,000 China Mobile Ltd.+ (Information Technology)              196,948         -        -
100,000        -        -  194,000    294,000 CNOOC Ltd. (Energy)                                       96,166         -        -
116,500        -        -   45,000    161,500 MTR Corp+* (Industrial & Commercial)                     200,914         -        -
      -   12,208        -        -     12,208 Bank East of Asia (Finance)                                    -    27,785        -
      -   17,000        -        -     17,000 Cathay Pacific Airways Ltd.                                    -    25,721        -
      -   12,000        -        -     12,000 CLP Holdings Ltd (Energy)                                      -    50,468        -
      -    1,012        -        -      1,012 Esprit Holdings Ltd (Consumer Discretionary)                   -     1,148        -
      -    4,000        -        -      4,000 Hang Lung Development Co. (Real Estate)                        -     3,462        -
      -    7,200        -        -      7,200 Hang Seng Bank Ltd. (Finance)                                  -    84,934        -
      -    6,000        -   10,000     16,000 Henderson Land Development Co. Ltd. (Real Estate)              -    27,542        -
      -   27,170        -        -     27,170 Hong Kong & China Gas (Energy)                                 -    32,573        -
      -      500        -        -        500 Hong Kong & Shanghai Hotel (Information & Entertainment)       -       276        -
      -    1,000        -        -      1,000 Hong Kong Exchanges and Clearing Ltd. (Finance)                -       458        -
      -   19,100        -   35,300     54,400 Hutchison Whampoa Ltd. (Multi-industry)                        -   205,106        -
      -    3,021        -        -      3,021 Hysan Development Co. (Real Estate)                            -     4,145        -
      -   18,000        -        -     18,000 Johnson Electric Holdings Ltd. (Information technology)        -    33,812        -
      -   56,000        -        -     56,000 Li & Fung Ltd. (Consumer Discretionary)                        -   105,911        -
      -   13,203        -        -     13,203 New World Development Co. (Industrial & Commercial)            -    16,337        -
      -   65,815        -        -     65,815 Pacific Century CyberWorks Ltd. (Information Technology)       -    22,574        -
      -   12,000        -        -     12,000 Shangri-La Asia Ltd. (Information & Entertainment)             -    11,771        -
      -   15,329        -        -     15,329 Sino Land Co. (Real Estate)                                    -     6,879        -
      -    4,000        -        -      4,000 South China Morning Post (Information & Entertainment)         -     2,552        -
      -   11,000        -   23,000     34,000 Sun Hung Kai Properties Ltd. (Real Estate)                     -   102,962        -
      -    7,000        -        -      7,000 Swire Pacific Ltd. (Multi-industry)                            -    38,595        -
      -   11,000        -        -     11,000 Wharf Holdings Ltd. (Multi-industry)                           -    25,952        -
      -        -   34,000        -     34,000 Convenience Retail Asia Ltd. (Consumer Discretionary)          -         -    7,062
      -        -   52,000        -     52,000 Henderson Land Development Co. Ltd. (Real Estate)              -         -   93,345
      -        -  114,000        -    114,000 Tingyi (Caymen Islands) Holding Corp. (Consumer Staples)       -         -   18,272
      -        -  148,000        -    148,000 Cosco Pacific Ltd. (Industrial & Commercial)                   -         -   91,563
      -        -  208,000        -    208,000 China Everbright Ltd. (Finance)                                -         -  201,359
      -        -  242,000        -    242,000 Greencool Technology Holdings Ltd. (Industrial &
                                               Commercial)                                                   -         -   72,920
      -        -  340,000        -    340,000 Texwinca Holdings Ltd. (Consumer Discretionary)                -         -  106,809
      -        -  420,000        -    420,000 China Insurance International Holdings Co. Ltd. (Finance)      -         -   97,474
      -        -  446,000        -    446,000 China Resources Beijing Land (Real Estate)                     -         -  113,802
      -        -  532,000        -    532,000 Brilliance China Automotive (Industrial & Commercial)          -         -  143,249
      -        -  704,000        -    704,000 Denway Motors Ltd. (Consumer discretionary)                    -         -  209,872
                        -   23,000     23,000 Cheung Kong (Holdings) Ltd. (Real Estate)                      -         -        -
                        -  431,000    431,000 Legend Holdings Ltd. (Information Technology)                  -         -        -
                        -   91,000     91,000 Peregrine Investments Holdings Ltd.+(1) (Finance)              -         -        -
                                              India
      -        -        -    8,008      8,008 ICICI Ltd. ADR (Finance)                                       -         -        -
  1,500        -        -        -      1,500 Infosys Technologies Ltd. (Information Technology)       110,250         -        -
      -        -        -    1,600      1,600 Reliance Industries Ltd. GDR* (Materials)                      -         -        -
                                              Ireland
      -        -        -   11,629     11,629 Bank of Ireland (Finance)                                      -         -        -
      -        -        -   59,198     59,198 Bank of Ireland (Finance)                                      -         -        -
      -      435        -   53,541     53,976 CRH PLC (Materials)                                            -     7,325        -
      -        -   14,000        -     14,000 Datalex PLC (Information Technology)                           -         -   60,200
      -        -        -   22,047     22,047 Elan Corp. PLC ADR+ (healthcare)                               -         -        -
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -    6,620        -   19,118     25,738 Veba  AG (Utilities)                                           962,619    1,295,946
      -    1,550        -        -      1,550 Volkswagen AG (Consumer Discretionary)                               -       77,013
      -        -    1,200        -      1,200 Vossloh AG (Information Technology)                                  -       25,340
      -      250        -        -        250 WCM Beteiligugs & Grudbesitz (Real Estate)                           -        4,192
                                              Greece
      -        -    1,775        -      1,775 Attica Enterprise Holding SA (Industrial & Commercial)               -       13,575
      -        -    4,325        -      4,325 Folli-Follie SA (Consumer Discretionary)                             -       85,189
      -        -    4,075        -      4,075 Hyatt Regency SA (Information & Entertainment)                       -       22,923
      -        -   14,300        -     14,300 JUMBO SA (Consumer Discretionary)                                    -       45,929
      -        -    6,740        -      6,740 Lambrakis Press SA (Information & Entertainment)                     -       84,797
      -        -    3,550        -      3,550 Sarantis SA (Consumer Discretionary)                                 -       13,922
                                              Hong Kong
 40,000        -        -   73,000    113,000 China Mobile Ltd.+ (Information Technology)                    359,431      556,379
100,000        -        -  194,000    294,000 CNOOC Ltd. (Energy)                                            186,562      282,728
116,500        -        -   45,000    161,500 MTR Corp+* (Industrial & Commercial)                            77,606      278,520
      -   12,208        -        -     12,208 Bank East of Asia (Finance)                                          -       27,785
      -   17,000        -        -     17,000 Cathay Pacific Airways Ltd.                                          -       25,721
      -   12,000        -        -     12,000 CLP Holdings Ltd (Energy)                                            -       50,468
      -    1,012        -        -      1,012 Esprit Holdings Ltd (Consumer Discretionary)                         -        1,148
      -    4,000        -        -      4,000 Hang Lung Development Co. (Real Estate)                              -        3,462
      -    7,200        -        -      7,200 Hang Seng Bank Ltd. (Finance)                                        -       84,934
      -    6,000        -   10,000     16,000 Henderson Land Development Co. Ltd. (Real Estate)               45,903       73,445
      -   27,170        -        -     27,170 Hong Kong & China Gas (Energy)                                       -       32,573
      -      500        -        -        500 Hong Kong & Shanghai Hotel (Information & Entertainment)             -          276
      -    1,000        -        -      1,000 Hong Kong Exchanges and Clearing Ltd. (Finance)                      -          458
      -   19,100        -   35,300     54,400 Hutchison Whampoa Ltd. (Multi-industry)                        379,071      584,177
      -    3,021        -        -      3,021 Hysan Development Co. (Real Estate)                                  -        4,145
      -   18,000        -        -     18,000 Johnson Electric Holdings Ltd. (Information technology)              -       33,812
      -   56,000        -        -     56,000 Li & Fung Ltd. (Consumer Discretionary)                              -      105,911
      -   13,203        -        -     13,203 New World Development Co. (Industrial & Commercial)                  -       16,337
      -   65,815        -        -     65,815 Pacific Century CyberWorks Ltd. (Information Technology)             -       22,574
      -   12,000        -        -     12,000 Shangri-La Asia Ltd. (Information & Entertainment)                   -       11,771
      -   15,329        -        -     15,329 Sino Land Co. (Real Estate)                                          -        6,879
      -    4,000        -        -      4,000 South China Morning Post (Information & Entertainment)               -        2,552
      -   11,000        -   23,000     34,000 Sun Hung Kai Properties Ltd. (Real Estate)                     215,284      318,246
      -    7,000        -        -      7,000 Swire Pacific Ltd. (Multi-industry)                                  -       38,595
      -   11,000        -        -     11,000 Wharf Holdings Ltd. (Multi-industry)                                 -       25,952
      -        -   34,000        -     34,000 Convenience Retail Asia Ltd. (Consumer Discretionary)                -        7,062
      -        -   52,000        -     52,000 Henderson Land Development Co. Ltd. (Real Estate)                    -       93,345
      -        -  114,000        -    114,000 Tingyi (Caymen Islands) Holding Corp. (Consumer Staples)             -       18,272
      -        -  148,000        -    148,000 Cosco Pacific Ltd. (Industrial & Commercial)                         -       91,563
      -        -  208,000        -    208,000 China Everbright Ltd. (Finance)                                      -      201,359
      -        -  242,000        -    242,000 Greencool Technology Holdings Ltd. (Industrial &
                                               Commercial)                                                         -       72,920
      -        -  340,000        -    340,000 Texwinca Holdings Ltd. (Consumer Discretionary)                      -      106,809
      -        -  420,000        -    420,000 China Insurance International Holdings Co. Ltd. (Finance)            -       97,474
      -        -  446,000        -    446,000 China Resources Beijing Land (Real Estate)                           -      113,802
      -        -  532,000        -    532,000 Brilliance China Automotive (Industrial & Commercial)                -      143,249
      -        -  704,000        -    704,000 Denway Motors Ltd. (Consumer discretionary)                          -      209,872
                        -   23,000     23,000 Cheung Kong (Holdings) Ltd. (Real Estate)                      255,834      255,834
                        -  431,000    431,000 Legend Holdings Ltd. (Information Technology)                  342,634      342,634
                        -   91,000     91,000 Peregrine Investments Holdings Ltd.+(1) (Finance)                    -            -
                                              India
      -        -        -    8,008      8,008 ICICI Ltd. ADR (Finance)                                        95,295       95,295
  1,500        -        -        -      1,500 Infosys Technologies Ltd. (Information Technology)                   -      110,250
      -        -        -    1,600      1,600 Reliance Industries Ltd. GDR* (Materials)                       26,000       26,000
                                              Ireland
      -        -        -   11,629     11,629 Bank of Ireland (Finance)                                      112,361      112,361
      -        -        -   59,198     59,198 Bank of Ireland (Finance)                                      567,778      567,778
      -      435        -   53,541     53,976 CRH PLC (Materials)                                            901,631      908,956
      -        -   14,000        -     14,000 Datalex PLC (Information Technology)                                 -       60,200
      -        -        -   22,047     22,047 Elan Corp. PLC ADR+ (healthcare)                             1,105,657    1,105,657


          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -        -    5,100        -      5,100 Grafton Group PLC (Industrial & Commercial)
      -    2,600        -        -      2,600 Green Property PLC (Real Estate)
      -    1,340        -        -      1,340 Jefferson Smurfit Group PLC  (Finance)
      -      154        -        -        154 Kerry Group PLC (Consumer Staples)
      -        -        -    4,517      4,517 SmartForce PLC ADR+ (Information Technology)
                                              Israel                                                                    0.5%    0.0%
      -        -    1,800        -      1,800 Card Guard Scientific Survival Ltd (Information
                                               Technology)
  1,762        -        -    1,106      2,868 Check Point Software Technologies Ltd. (Information
                                               Technology)
                                              Italy                                                                     3.5%    3.3%
 29,725        -        -   20,680     50,405 Alleanza Assicurazioni SpA (Finance)
      -    4,992        -   19,710     24,702 Assicurazioni Generali SpA (Finance)
      -      962        -        -        962 Autogrill SpA
      -   14,596        -  272,144    286,740 Banca Intesa SpA (Finance)
      -      725        -        -        725 Banca Popolare di Milano SCRL (Finance)
      -    8,862        -        -      8,862 Banco di Roma (Finance)
      -    7,898        -        -      7,898 Benetton Group SpA (Consumer Discretionary)
      -        -        -   15,560     15,560 Bipop-Carire SpA (Finance)
      -   44,988        -        -     44,988 ENEL Societa Per Azioni
      -   60,283        -  205,097    265,380 ENI-Ente Nazionale Idrocarburi SpA (Energy)
      -    1,107        -        -      1,107 Fiat SpA (Consumer Discretionary)
      -        -    7,500        -      7,500 Gabetti Holding SPA (Real Estate)
      -    1,043        -        -      1,043 Impregilo SpA (Industrial & Commercial)
      -      327        -        -        327 Italcementi SpA (Industrial & Commercial)
      -    2,021        -        -      2,021 Italgas SpA (Energy)
      -    4,197        -    5,000      9,197 Mediaset SpA (Information & Entertainment)
      -    1,276        -        -      1,276 Mediobanca SpA (Finance)
      -        -        -    9,690      9,690 Mediolanum SpA (Finance)
      -        -        -  126,379    126,379 Olivetti SpA (Utilities)
      -   14,195        -        -     14,195 Parmalat Finanzlaria (Finance)
      -   10,365        -        -     10,365 Pirelli SpA (Consumer Discretionary)
      -    1,004        -        -      1,004 Rinascente per L'Esercizio SPA (Retail)
      -    2,335        -   43,903     46,238 Riunione Adriatica de Sicurta SpA (Finance)
      -        -    7,000        -      7,000 Saeco International Group SpA (Consumer Discretionary)
 46,000        -        -   42,575     88,575 Saipem SpA (Energy)
      -      280        -        -        280 Sai-Soc Assicuratrice Industriale (Finance)
 12,150    4,159        -    2,405     18,714 San Paolo-IMI SpA (Finance)
      -    2,038   58,000        -     60,038 SNIA SpA (Healthcare)
      -        -      675        -        675 Tecnodiffusione Italia Spa (Information Technology)
      -      659        -        -        659 Telecom Italia SpA (Information Technology)
      -   13,659        -   79,969     93,628 Telecom Italia SpA (Information Technology)
      -   34,554        -   51,510     86,064 TIM SpA (Information technology)
      -   14,354        -  199,696    214,050 UniCredito Italiano SpA (Finance)
                                              Japan                                                                     7.8%   18.1%
      -      500        -        -        500 Acom Co. Ltd. (Finance)
      -      400        -        -        400 Advantest Corp. (Information Technology)
 13,000    7,000        -        -     20,000 Ajinomoto Co., Inc. (Consumer Discretionary)
      -      286        -        -        286 Alps Electric Co. Ltd. (Information Technology)
      -        -    5,000        -      5,000 Amano Corp. (Industrial & Commercial)
      -    3,000        -        -      3,000 Asahi Bank Ltd. (Finance)
      -    4,000        -        -      4,000 Asahi Breweries Ltd. (Consumer Staples)
      -   12,000        -        -     12,000 Asahi Glass Co Ltd. (Industrial & Commercial)
      -    5,000        -        -      5,000 Asahi Kasei Corp. (Materials)
      -    1,000        -        -      1,000 The Bank of Yokohama Ltd. (Finance)
      -      800        -        -        800 Benesse Corp. (Industrial & Commercial)
      -    7,000        -        -      7,000 Bridgestone Corp. (Consumer Discretionary)
      -    4,000        -   23,000     27,000 Canon Inc. (Information Technology)
      -        -        -    8,000      8,000 Capcom Co. Ltd. (Information Technology)
      -        -   21,000        -     21,000 Central Glass Co. Ltd. (Industrial & Commercial)
      -        9        -        -          9 Central Japan Railway Co. (Industrial & Commercial)
      -        -   33,000        -     33,000 Chiyoda Corp. (Industrial & Commercial)
      -    2,000        -    9,000     11,000 Chugai Pharmaceutical Co. Ltd. (Healthcare)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -        -    5,100        -      5,100 Grafton Group PLC (Industrial & Commercial)
      -    2,600        -        -      2,600 Green Property PLC (Real Estate)
      -    1,340        -        -      1,340 Jefferson Smurfit Group PLC  (Finance)
      -      154        -        -        154 Kerry Group PLC (Consumer Staples)
      -        -        -    4,517      4,517 SmartForce PLC ADR+ (Information Technology)
                                              Israel                                                        0.5%      0.1%      0.1%
      -        -    1,800        -      1,800 Card Guard Scientific Survival Ltd (Information
                                               Technology)
  1,762        -        -    1,106      2,868 Check Point Software Technologies Ltd. (Information
                                               Technology)
                                              Italy                                                         1.0%      7.4%      5.2%
 29,725        -        -   20,680     50,405 Alleanza Assicurazioni SpA (Finance)
      -    4,992        -   19,710     24,702 Assicurazioni Generali SpA (Finance)
      -      962        -        -        962 Autogrill SpA
      -   14,596        -  272,144    286,740 Banca Intesa SpA (Finance)
      -      725        -        -        725 Banca Popolare di Milano SCRL (Finance)
      -    8,862        -        -      8,862 Banco di Roma (Finance)
      -    7,898        -        -      7,898 Benetton Group SpA (Consumer Discretionary)
      -        -        -   15,560     15,560 Bipop-Carire SpA (Finance)
      -   44,988        -        -     44,988 ENEL Societa Per Azioni
      -   60,283        -  205,097    265,380 ENI-Ente Nazionale Idrocarburi SpA (Energy)
      -    1,107        -        -      1,107 Fiat SpA (Consumer Discretionary)
      -        -    7,500        -      7,500 Gabetti Holding SPA (Real Estate)
      -    1,043        -        -      1,043 Impregilo SpA (Industrial & Commercial)
      -      327        -        -        327 Italcementi SpA (Industrial & Commercial)
      -    2,021        -        -      2,021 Italgas SpA (Energy)
      -    4,197        -    5,000      9,197 Mediaset SpA (Information & Entertainment)
      -    1,276        -        -      1,276 Mediobanca SpA (Finance)
      -        -        -    9,690      9,690 Mediolanum SpA (Finance)
      -        -        -  126,379    126,379 Olivetti SpA (Utilities)
      -   14,195        -        -     14,195 Parmalat Finanzlaria (Finance)
      -   10,365        -        -     10,365 Pirelli SpA (Consumer Discretionary)
      -    1,004        -        -      1,004 Rinascente per L'Esercizio SPA (Retail)
      -    2,335        -   43,903     46,238 Riunione Adriatica de Sicurta SpA (Finance)
      -        -    7,000        -      7,000 Saeco International Group SpA (Consumer Discretionary)
 46,000        -        -   42,575     88,575 Saipem SpA (Energy)
      -      280        -        -        280 Sai-Soc Assicuratrice Industriale (Finance)
 12,150    4,159        -    2,405     18,714 San Paolo-IMI SpA (Finance)
      -    2,038   58,000        -     60,038 SNIA SpA (Healthcare)
      -        -      675        -        675 Tecnodiffusione Italia Spa (Information Technology)
      -      659        -        -        659 Telecom Italia SpA (Information Technology)
      -   13,659        -   79,969     93,628 Telecom Italia SpA (Information Technology)
      -   34,554        -   51,510     86,064 TIM SpA (Information technology)
      -   14,354        -  199,696    214,050 UniCredito Italiano SpA (Finance)
                                              Japan                                                        13.6%     15.2%     14.8%
      -      500        -        -        500 Acom Co. Ltd. (Finance)
      -      400        -        -        400 Advantest Corp. (Information Technology)
 13,000    7,000        -        -     20,000 Ajinomoto Co., Inc. (Consumer Discretionary)
      -      286        -        -        286 Alps Electric Co. Ltd. (Information Technology)
      -        -    5,000        -      5,000 Amano Corp. (Industrial & Commercial)
      -    3,000        -        -      3,000 Asahi Bank Ltd. (Finance)
      -    4,000        -        -      4,000 Asahi Breweries Ltd. (Consumer Staples)
      -   12,000        -        -     12,000 Asahi Glass Co Ltd. (Industrial & Commercial)
      -    5,000        -        -      5,000 Asahi Kasei Corp. (Materials)
      -    1,000        -        -      1,000 The Bank of Yokohama Ltd. (Finance)
      -      800        -        -        800 Benesse Corp. (Industrial & Commercial)
      -    7,000        -        -      7,000 Bridgestone Corp. (Consumer Discretionary)
      -    4,000        -   23,000     27,000 Canon Inc. (Information Technology)
      -        -        -    8,000      8,000 Capcom Co. Ltd. (Information Technology)
      -        -   21,000        -     21,000 Central Glass Co. Ltd. (Industrial & Commercial)
      -        9        -        -          9 Central Japan Railway Co. (Industrial & Commercial)
      -        -   33,000        -     33,000 Chiyoda Corp. (Industrial & Commercial)
      -    2,000        -    9,000     11,000 Chugai Pharmaceutical Co. Ltd. (Healthcare)
              Principal/Shares                                                                                  Market Value
---------------------------------------------                                                          --------------------------
        North             Style                                                                                North
        American Inter-   Select                                                                               American  Inter-
        Inter-   national Inter-                                                                               Inter-    national
Global  national Small    national  Pro Forma                                                          Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                       Equity  Equity    Cap
------- -------- -------- --------  --------- -------------------------------------------------------- ------- --------- --------
      -        -    5,100        -      5,100 Grafton Group PLC (Industrial & Commercial)                    -         -  144,799
      -    2,600        -        -      2,600 Green Property PLC (Real Estate)                               -    16,840        -
      -    1,340        -        -      1,340 Jefferson Smurfit Group PLC  (Finance)                         -     2,497        -
      -      154        -        -        154 Kerry Group PLC (Consumer Staples)                             -     1,713        -
      -        -        -    4,517      4,517 SmartForce PLC ADR+ (Information Technology)                   -         -        -
                                              Israel
      -        -    1,800        -      1,800 Card Guard Scientific Survival Ltd (Information
                                               Technology)                                                   -         -   94,417
  1,762        -        -    1,106      2,868 Check Point Software Technologies Ltd. (Information
                                               Technology)                                             110,530         -        -
                                              Italy
 29,725        -        -   20,680     50,405 Alleanza Assicurazioni SpA (Finance)                     376,350         -        -
      -    4,992        -   19,710     24,702 Assicurazioni Generali SpA (Finance)                           -   161,221        -
      -      962        -        -        962 Autogrill SpA                                                  -    10,840        -
      -   14,596        -  272,144    286,740 Banca Intesa SpA (Finance)                                     -    54,780        -
      -      725        -        -        725 Banca Popolare di Milano SCRL (Finance)                        -     3,403        -
      -    8,862        -        -      8,862 Banco di Roma (Finance)                                        -     9,553        -
      -    7,898        -        -      7,898 Benetton Group SpA (Consumer Discretionary)                    -    11,843        -
      -        -        -   15,560     15,560 Bipop-Carire SpA (Finance)                                     -         -        -
      -   44,988        -        -     44,988 ENEL Societa Per Azioni                                        -   146,889        -
      -   60,283        -  205,097    265,380 ENI-Ente Nazionale Idrocarburi SpA (Energy)                    -   412,913        -
      -    1,107        -        -      1,107 Fiat SpA (Consumer Discretionary)                              -    25,537        -
      -        -    7,500        -      7,500 Gabetti Holding SPA (Real Estate)                              -         -   25,952
      -    1,043        -        -      1,043 Impregilo SpA (Industrial & Commercial)                        -       500        -
      -      327        -        -        327 Italcementi SpA (Industrial & Commercial)                      -     2,704        -
      -    2,021        -        -      2,021 Italgas SpA (Energy)                                           -    18,756        -
      -    4,197        -    5,000      9,197 Mediaset SpA (Information & Entertainment)                     -    48,931        -
      -    1,276        -        -      1,276 Mediobanca SpA (Finance)                                       -    14,072        -
      -        -        -    9,690      9,690 Mediolanum SpA (Finance)                                       -         -        -
      -        -        -  126,379    126,379 Olivetti SpA (Utilities)                                       -         -        -
      -   14,195        -        -     14,195 Parmalat Finanzlaria (Finance)                                 -    20,151        -
      -   10,365        -        -     10,365 Pirelli SpA (Consumer Discretionary)                           -    33,843        -
      -    1,004        -        -      1,004 Rinascente per L'Esercizio SPA (Retail)                        -     4,285        -
      -    2,335        -   43,903     46,238 Riunione Adriatica de Sicurta SpA (Finance)                    -    30,765        -
      -        -    7,000        -      7,000 Saeco International Group SpA (Consumer Discretionary)         -         -   34,159
 46,000        -        -   42,575     88,575 Saipem SpA (Energy)                                      302,020         -        -
      -      280        -        -        280 Sai-Soc Assicuratrice Industriale (Finance)                    -     4,184        -
 12,150    4,159        -    2,405     18,714 San Paolo-IMI SpA (Finance)                              169,786    58,119        -
      -    2,038   58,000        -     60,038 SNIA SpA (Healthcare)                                          -     4,068  115,786
      -        -      675        -        675 Tecnodiffusione Italia Spa (Information Technology)            -         -   22,968
      -      659        -        -        659 Telecom Italia SpA (Information Technology)                    -     4,110        -
      -   13,659        -   79,969     93,628 Telecom Italia SpA (Information Technology)                    -   151,850        -
      -   34,554        -   51,510     86,064 TIM SpA (Information technology)                               -   237,600        -
      -   14,354        -  199,696    214,050 UniCredito Italiano SpA (Finance)                              -    67,753        -
                                              Japan
      -      500        -        -        500 Acom Co. Ltd. (Finance)                                        -    39,979        -
      -      400        -        -        400 Advantest Corp. (Information Technology)                       -    45,871        -
 13,000    7,000        -        -     20,000 Ajinomoto Co., Inc. (Consumer Discretionary)             132,562    71,379        -
      -      286        -        -        286 Alps Electric Co. Ltd. (Information Technology)                -     3,407        -
      -        -    5,000        -      5,000 Amano Corp. (Industrial & Commercial)                          -         -   40,424
      -    3,000        -        -      3,000 Asahi Bank Ltd. (Finance)                                      -     8,352        -
      -    4,000        -        -      4,000 Asahi Breweries Ltd. (Consumer Staples)                        -    44,802        -
      -   12,000        -        -     12,000 Asahi Glass Co Ltd. (Industrial & Commercial)                  -   102,942        -
      -    5,000        -        -      5,000 Asahi Kasei Corp. (Materials)                                  -    25,735        -
      -    1,000        -        -      1,000 The Bank of Yokohama Ltd. (Finance)                            -     3,763        -
      -      800        -        -        800 Benesse Corp. (Industrial & Commercial)                        -    34,314        -
      -    7,000        -        -      7,000 Bridgestone Corp. (Consumer Discretionary)                     -    80,613        -
      -    4,000        -   23,000     27,000 Canon Inc. (Information Technology)                            -   157,002        -
      -        -        -    8,000      8,000 Capcom Co. Ltd. (Information Technology)                       -         -        -
      -        -   21,000        -     21,000 Central Glass Co. Ltd. (Industrial & Commercial)               -         -  111,658
      -        9        -        -          9 Central Japan Railway Co. (Industrial & Commercial)            -    56,594        -
      -        -   33,000        -     33,000 Chiyoda Corp. (Industrial & Commercial)                        -         -   80,921
      -    2,000        -    9,000     11,000 Chugai Pharmaceutical Co. Ltd. (Healthcare)                    -    29,701        -
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -        -    5,100        -      5,100 Grafton Group PLC (Industrial & Commercial)                          -      144,799
      -    2,600        -        -      2,600 Green Property PLC (Real Estate)                                     -       16,840
      -    1,340        -        -      1,340 Jefferson Smurfit Group PLC  (Finance)                               -        2,497
      -      154        -        -        154 Kerry Group PLC (Consumer Staples)                                   -        1,713
      -        -        -    4,517      4,517 SmartForce PLC ADR+ (Information Technology)                   162,567      162,567
                                              Israel
      -        -    1,800        -      1,800 Card Guard Scientific Survival Ltd (Information
                                               Technology)                                                         -       94,417
  1,762        -        -    1,106      2,868 Check Point Software Technologies Ltd. (Information
                                               Technology)                                                    69,379      179,909
                                              Italy
 29,725        -        -   20,680     50,405 Alleanza Assicurazioni SpA (Finance)                           261,831      638,181
      -    4,992        -   19,710     24,702 Assicurazioni Generali SpA (Finance)                           636,552      797,773
      -      962        -        -        962 Autogrill SpA                                                        -       10,840
      -   14,596        -  272,144    286,740 Banca Intesa SpA (Finance)                                   1,021,375    1,076,155
      -      725        -        -        725 Banca Popolare di Milano SCRL (Finance)                              -        3,403
      -    8,862        -        -      8,862 Banco di Roma (Finance)                                              -        9,553
      -    7,898        -        -      7,898 Benetton Group SpA (Consumer Discretionary)                          -       11,843
      -        -        -   15,560     15,560 Bipop-Carire SpA (Finance)                                      78,830       78,830
      -   44,988        -        -     44,988 ENEL Societa Per Azioni                                              -      146,889
      -   60,283        -  205,097    265,380 ENI-Ente Nazionale Idrocarburi SpA (Energy)                  1,404,827    1,817,740
      -    1,107        -        -      1,107 Fiat SpA (Consumer Discretionary)                                    -       25,537
      -        -    7,500        -      7,500 Gabetti Holding SPA (Real Estate)                                    -       25,952
      -    1,043        -        -      1,043 Impregilo SpA (Industrial & Commercial)                              -          500
      -      327        -        -        327 Italcementi SpA (Industrial & Commercial)                            -        2,704
      -    2,021        -        -      2,021 Italgas SpA (Energy)                                                 -       18,756
      -    4,197        -    5,000      9,197 Mediaset SpA (Information & Entertainment)                      58,292      107,223
      -    1,276        -        -      1,276 Mediobanca SpA (Finance)                                             -       14,072
      -        -        -    9,690      9,690 Mediolanum SpA (Finance)                                       124,749      124,749
      -        -        -  126,379    126,379 Olivetti SpA (Utilities)                                       283,128      283,128
      -   14,195        -        -     14,195 Parmalat Finanzlaria (Finance)                                       -       20,151
      -   10,365        -        -     10,365 Pirelli SpA (Consumer Discretionary)                                 -       33,843
      -    1,004        -        -      1,004 Rinascente per L'Esercizio SPA (Retail)                              -        4,285
      -    2,335        -   43,903     46,238 Riunione Adriatica de Sicurta SpA (Finance)                    578,451      609,216
      -        -    7,000        -      7,000 Saeco International Group SpA (Consumer Discretionary)               -       34,159
 46,000        -        -   42,575     88,575 Saipem SpA (Energy)                                            279,533      581,553
      -      280        -        -        280 Sai-Soc Assicuratrice Industriale (Finance)                          -        4,184
 12,150    4,159        -    2,405     18,714 San Paolo-IMI SpA (Finance)                                     33,608      261,513
      -    2,038   58,000        -     60,038 SNIA SpA (Healthcare)                                                -      119,854
      -        -      675        -        675 Tecnodiffusione Italia Spa (Information Technology)                  -       22,968
      -      659        -        -        659 Telecom Italia SpA (Information Technology)                          -        4,110
      -   13,659        -   79,969     93,628 Telecom Italia SpA (Information Technology)                    889,035    1,040,885
      -   34,554        -   51,510     86,064 TIM SpA (Information technology)                               354,192      591,792
      -   14,354        -  199,696    214,050 UniCredito Italiano SpA (Finance)                              942,599    1,010,352
                                              Japan
      -      500        -        -        500 Acom Co. Ltd. (Finance)                                              -       39,979
      -      400        -        -        400 Advantest Corp. (Information Technology)                             -       45,871
 13,000    7,000        -        -     20,000 Ajinomoto Co., Inc. (Consumer Discretionary)                         -      203,941
      -      286        -        -        286 Alps Electric Co. Ltd. (Information Technology)                      -        3,407
      -        -    5,000        -      5,000 Amano Corp. (Industrial & Commercial)                                -       40,424
      -    3,000        -        -      3,000 Asahi Bank Ltd. (Finance)                                            -        8,352
      -    4,000        -        -      4,000 Asahi Breweries Ltd. (Consumer Staples)                              -       44,802
      -   12,000        -        -     12,000 Asahi Glass Co Ltd. (Industrial & Commercial)                        -      102,942
      -    5,000        -        -      5,000 Asahi Kasei Corp. (Materials)                                        -       25,735
      -    1,000        -        -      1,000 The Bank of Yokohama Ltd. (Finance)                                  -        3,763
      -      800        -        -        800 Benesse Corp. (Industrial & Commercial)                              -       34,314
      -    7,000        -        -      7,000 Bridgestone Corp. (Consumer Discretionary)                           -       80,613
      -    4,000        -   23,000     27,000 Canon Inc. (Information Technology)                            902,764    1,059,766
      -        -        -    8,000      8,000 Capcom Co. Ltd. (Information Technology)                       247,967      247,967
      -        -   21,000        -     21,000 Central Glass Co. Ltd. (Industrial & Commercial)                     -      111,658
      -        9        -        -          9 Central Japan Railway Co. (Industrial & Commercial)                  -       56,594
      -        -   33,000        -     33,000 Chiyoda Corp. (Industrial & Commercial)                              -       80,921
      -    2,000        -    9,000     11,000 Chugai Pharmaceutical Co. Ltd. (Healthcare)                    133,654      163,355

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -    3,000        -        -      3,000 Chuo Mitsui Trust & Banking Co. Ltd. (Finance)
      -      300        -        -        300 Credit Saison Co. Ltd. (Finance)
      -    7,000        -        -      7,000 Dai Nippon Printing Co. Ltd. (Information &
                                               Entertainment)
      -    2,000        -        -      2,000 Daiei, Inc. (Real Estate)
      -    1,000        -        -      1,000 Dainippon Ink & Chemical (Materials)
      -    2,000        -        -      2,000 Daiwa Bank Ltd. (Finance)
      -    5,000        -        -      5,000 Daiwa House Industry Co. Ltd. (Industrial & Commercial)
      -    5,000        -        -      5,000 Daiwa Securities Group, Inc. (Finance)
      -    1,000        -        -      1,000 Denki Kagaku Kogyo K K (Materials)
      -    5,000        -        -      5,000 Denso Corp. (Consumer Discretionary)
      -        -      500        -        500 Disco Corp. (Industrial & Commercial)
      -       18        -        -         18 East Japan Railway Co. (Industrial & Commercial)
      -    1,000        -    6,000      7,000 Eisai Co. Ltd. (Healthcare)
      -    2,300        -    3,000      5,300 Fanuc Ltd. (Information Technology)
    800        -        -    3,400      4,200 Fast Retailing Co. Ltd. (Consumer Discretionary0
      -    5,000        -        -      5,000 Fuji Photo Film Co. Ltd. (Information & Entertainment)
      -        -        -       16         16 Fuji Television Network, Inc. (Information &
                                               Entertainment)
      -    9,000        -    8,000     17,000 Fujitsu Ltd. (Information Technology)
      -    1,000        -        -      1,000 Furukawa Electric Co. Ltd. (Information Technology)
 15,000    1,000        -        -     16,000 Furukawa Electric Co. Ltd. (Information Technology)
      -        -       70        -         70 Goodwill Group, Inc. (Industrial & Commercial)
      -   13,000        -    7,000     20,000 Hitachi Ltd. (Information Technology)
      -        -    7,620        -      7,620 Hokuto Corp. (Materials)
      -    3,000        -        -      3,000 Honda Motor Co. Ltd. (Consumer Discretionary)
  1,000        -        -        -      1,000 Hoya Corp. (Information & Entertainment)
      -    1,000        -        -      1,000 Ishikawajima-Harima Heavy Industries Co. Ltd.
                                              (Industrial & Commercial)
      -    1,000        -        -      1,000 Itochu Corp. (Industrial & Commercial)
      -    2,000        -    2,000      4,000 Ito-Yokado Co. Ltd. (Consumer Discretionary)
      -    6,000        -        -      6,000 Japan Airlines Co. Ltd. (Industrial & Commercial)
      -        -    7,000        -      7,000 Japan Airport Terminal (Industrial & Commercial)
      -    3,000        -        -      3,000 Japan Energy Corp. (Energy)
      -        4        -        -          4 Japan Tobacco Inc. (Consumer Staples)
      -    1,000        -        -      1,000 Joyo Bank Ltd. (Finance)
      -    4,000        -        -      4,000 Jusco Co. Ltd. (Consumer Discretionary)
      -   19,000        -        -     19,000 Kajima Corp. (Industrial & Commercial)
      -   12,400        -        -     12,400 Kansai Electric Power Co. (Energy)
  7,000    7,000        -    4,000     18,000 Kao Corp. (Consumer Discretionary)
      -    4,000        -        -      4,000 Kawasaki Heavy Industries Ltd. (Industrial & Commercial)
      -   10,000        -        -     10,000 Kawasaki Steel Corp. (Materials)
      -    1,000        -        -      1,000 Keihin Electric Express Railway (Industrial &
                                               Commercial)
      -   23,690        -        -     23,690 Kinki Nippon Railway Co. Ltd. (Industrial & Commercial)
      -   16,000        -        -     16,000 Kirin Brewery Co. Ltd. (Consumer Staples)
      -        -        -    5,000      5,000 Kokuyo Co. Ltd. (Consumer Discretionary)
      -    8,000        -        -      8,000 Komatsu Ltd. (Industrial & Commercial)
      -        -        -    5,100      5,100 Konami Co. (Information Technology)
      -    3,000        -        -      3,000 Kubota Corp. (Industrial & Commercial)
      -      800        -    3,500      4,300 Kyocera Corp. (Information Technology)
      -    1,000        -        -      1,000 Kyowa Hakko Kogyo Co. Ltd. (Healthcare)
      -    1,000        -        -      1,000 Marubeni Corp. (Industrial & Commercial)
      -        -    9,600        -      9,600 Marubun Corp. (Information Technology)
      -    2,000        -   14,000     16,000 Marui Co. Ltd. (Consumer Discretionary)
      -        -        -    2,200      2,200 Matsushita Communication Industrial Co. (Information
                                               Technology)
      -   15,000        -   21,000     36,000 Matsushita Electric Industrial Co. Ltd. (Information
                                               Technology)
      -    8,000        -        -      8,000 Mitsubishi Chemical Corp. (Materials)
      -    3,000        -        -      3,000 Mitsubishi Corp. (Industrial & Commercial)
      -   21,000        -        -     21,000 Mitsubishi Electric Corp. (Information technology)
      -    8,000        -        -      8,000 Mitsubishi Estate Co. Ltd. (Real Estate)
      -        -   30,000        -     30,000 Mitsubishi Gas Chemical Co. (Materials)
      -   31,000        -        -     31,000 Mitsubishi Heavy Industries Ltd. (Industrial &
                                               Commercial)
      -    1,000        -        -      1,000 Mitsubishi Materials Corp. (Materials)
      -    1,000        -        -      1,000 Mitsubishi Rayon Co. Ltd. (Consumer Discretionary)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -    3,000        -        -      3,000 Chuo Mitsui Trust & Banking Co. Ltd. (Finance)
      -      300        -        -        300 Credit Saison Co. Ltd. (Finance)
      -    7,000        -        -      7,000 Dai Nippon Printing Co. Ltd. (Information &
                                               Entertainment)
      -    2,000        -        -      2,000 Daiei, Inc. (Real Estate)
      -    1,000        -        -      1,000 Dainippon Ink & Chemical (Materials)
      -    2,000        -        -      2,000 Daiwa Bank Ltd. (Finance)
      -    5,000        -        -      5,000 Daiwa House Industry Co. Ltd. (Industrial & Commercial)
      -    5,000        -        -      5,000 Daiwa Securities Group, Inc. (Finance)
      -    1,000        -        -      1,000 Denki Kagaku Kogyo K K (Materials)
      -    5,000        -        -      5,000 Denso Corp. (Consumer Discretionary)
      -        -      500        -        500 Disco Corp. (Industrial & Commercial)
      -       18        -        -         18 East Japan Railway Co. (Industrial & Commercial)
      -    1,000        -    6,000      7,000 Eisai Co. Ltd. (Healthcare)
      -    2,300        -    3,000      5,300 Fanuc Ltd. (Information Technology)
    800        -        -    3,400      4,200 Fast Retailing Co. Ltd. (Consumer Discretionary0
      -    5,000        -        -      5,000 Fuji Photo Film Co. Ltd. (Information & Entertainment)
      -        -        -       16         16 Fuji Television Network, Inc. (Information &
                                               Entertainment)
      -    9,000        -    8,000     17,000 Fujitsu Ltd. (Information Technology)
      -    1,000        -        -      1,000 Furukawa Electric Co. Ltd. (Information Technology)
 15,000    1,000        -        -     16,000 Furukawa Electric Co. Ltd. (Information Technology)
      -        -       70        -         70 Goodwill Group, Inc. (Industrial & Commercial)
      -   13,000        -    7,000     20,000 Hitachi Ltd. (Information Technology)
      -        -    7,620        -      7,620 Hokuto Corp. (Materials)
      -    3,000        -        -      3,000 Honda Motor Co. Ltd. (Consumer Discretionary)
  1,000        -        -        -      1,000 Hoya Corp. (Information & Entertainment)
      -    1,000        -        -      1,000 Ishikawajima-Harima Heavy Industries Co. Ltd.
                                              (Industrial & Commercial)
      -    1,000        -        -      1,000 Itochu Corp. (Industrial & Commercial)
      -    2,000        -    2,000      4,000 Ito-Yokado Co. Ltd. (Consumer Discretionary)
      -    6,000        -        -      6,000 Japan Airlines Co. Ltd. (Industrial & Commercial)
      -        -    7,000        -      7,000 Japan Airport Terminal (Industrial & Commercial)
      -    3,000        -        -      3,000 Japan Energy Corp. (Energy)
      -        4        -        -          4 Japan Tobacco Inc. (Consumer Staples)
      -    1,000        -        -      1,000 Joyo Bank Ltd. (Finance)
      -    4,000        -        -      4,000 Jusco Co. Ltd. (Consumer Discretionary)
      -   19,000        -        -     19,000 Kajima Corp. (Industrial & Commercial)
      -   12,400        -        -     12,400 Kansai Electric Power Co. (Energy)
  7,000    7,000        -    4,000     18,000 Kao Corp. (Consumer Discretionary)
      -    4,000        -        -      4,000 Kawasaki Heavy Industries Ltd. (Industrial & Commercial)
      -   10,000        -        -     10,000 Kawasaki Steel Corp. (Materials)
      -    1,000        -        -      1,000 Keihin Electric Express Railway (Industrial &
                                               Commercial)
      -   23,690        -        -     23,690 Kinki Nippon Railway Co. Ltd. (Industrial & Commercial)
      -   16,000        -        -     16,000 Kirin Brewery Co. Ltd. (Consumer Staples)
      -        -        -    5,000      5,000 Kokuyo Co. Ltd. (Consumer Discretionary)
      -    8,000        -        -      8,000 Komatsu Ltd. (Industrial & Commercial)
      -        -        -    5,100      5,100 Konami Co. (Information Technology)
      -    3,000        -        -      3,000 Kubota Corp. (Industrial & Commercial)
      -      800        -    3,500      4,300 Kyocera Corp. (Information Technology)
      -    1,000        -        -      1,000 Kyowa Hakko Kogyo Co. Ltd. (Healthcare)
      -    1,000        -        -      1,000 Marubeni Corp. (Industrial & Commercial)
      -        -    9,600        -      9,600 Marubun Corp. (Information Technology)
      -    2,000        -   14,000     16,000 Marui Co. Ltd. (Consumer Discretionary)
      -        -        -    2,200      2,200 Matsushita Communication Industrial Co. (Information
                                               Technology)
      -   15,000        -   21,000     36,000 Matsushita Electric Industrial Co. Ltd. (Information
                                               Technology)
      -    8,000        -        -      8,000 Mitsubishi Chemical Corp. (Materials)
      -    3,000        -        -      3,000 Mitsubishi Corp. (Industrial & Commercial)
      -   21,000        -        -     21,000 Mitsubishi Electric Corp. (Information technology)
      -    8,000        -        -      8,000 Mitsubishi Estate Co. Ltd. (Real Estate)
      -        -   30,000        -     30,000 Mitsubishi Gas Chemical Co. (Materials)
      -   31,000        -        -     31,000 Mitsubishi Heavy Industries Ltd. (Industrial &
                                               Commercial)
      -    1,000        -        -      1,000 Mitsubishi Materials Corp. (Materials)
      -    1,000        -        -      1,000 Mitsubishi Rayon Co. Ltd. (Consumer Discretionary)
              Principal/Shares                                                                                  Market Value
---------------------------------------------                                                          --------------------------
        North             Style                                                                                North
        American Inter-   Select                                                                               American  Inter-
        Inter-   national Inter-                                                                               Inter-    national
Global  national Small    national  Pro Forma                                                          Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                       Equity  Equity    Cap
------- -------- -------- --------  --------- -------------------------------------------------------- ------- --------- --------
      -    3,000        -        -      3,000 Chuo Mitsui Trust & Banking Co. Ltd. (Finance)                 -     5,900        -
      -      300        -        -        300 Credit Saison Co. Ltd. (Finance)                               -     6,349        -
      -    7,000        -        -      7,000 Dai Nippon Printing Co. Ltd. (Information &
                                               Entertainment)                                                -    95,116        -
      -    2,000        -        -      2,000 Daiei, Inc. (Real Estate)                                      -     4,678        -
      -    1,000        -        -      1,000 Dainippon Ink & Chemical (Materials)                           -     2,913        -
      -    2,000        -        -      2,000 Daiwa Bank Ltd. (Finance)                                      -     2,590        -
      -    5,000        -        -      5,000 Daiwa House Industry Co. Ltd. (Industrial & Commercial)        -    40,222        -
      -    5,000        -        -      5,000 Daiwa Securities Group, Inc. (Finance)                         -    56,650        -
      -    1,000        -        -      1,000 Denki Kagaku Kogyo K K (Materials)                             -     3,698        -
      -    5,000        -        -      5,000 Denso Corp. (Consumer Discretionary)                           -    98,126        -
      -        -      500        -        500 Disco Corp. (Industrial & Commercial)                          -         -   42,164
      -       18        -        -         18 East Japan Railway Co. (Industrial & Commercial)               -   100,223        -
      -    1,000        -    6,000      7,000 Eisai Co. Ltd. (Healthcare)                                    -    25,655        -
      -    2,300        -    3,000      5,300 Fanuc Ltd. (Information Technology)                            -   128,621        -
    800        -        -    3,400      4,200 Fast Retailing Co. Ltd. (Consumer Discretionary0         172,670         -        -
      -    5,000        -        -      5,000 Fuji Photo Film Co. Ltd. (Information & Entertainment)         -   201,513        -
      -        -        -       16         16 Fuji Television Network, Inc. (Information &
                                               Entertainment)                                                -         -        -
      -    9,000        -    8,000     17,000 Fujitsu Ltd. (Information Technology)                          -   123,821        -
      -    1,000        -        -      1,000 Furukawa Electric Co. Ltd. (Information Technology)            -     4,338        -
 15,000    1,000        -        -     16,000 Furukawa Electric Co. Ltd. (Information Technology)      179,055    11,937        -
      -        -       70        -         70 Goodwill Group, Inc. (Industrial & Commercial)                 -         -  232,266
      -   13,000        -    7,000     20,000 Hitachi Ltd. (Information Technology)                          -   126,039        -
      -        -    7,620        -      7,620 Hokuto Corp. (Materials)                                       -         -  278,739
      -    3,000        -        -      3,000 Honda Motor Co. Ltd. (Consumer Discretionary)                  -   120,665        -
  1,000        -        -        -      1,000 Hoya Corp. (Information & Entertainment)                  65,553         -        -
      -    1,000        -        -      1,000 Ishikawajima-Harima Heavy Industries Co. Ltd.
                                              (Industrial & Commercial)                                      -     2,485        -
      -    1,000        -        -      1,000 Itochu Corp. (Industrial & Commercial)                         -     4,055        -
      -    2,000        -    2,000      4,000 Ito-Yokado Co. Ltd. (Consumer Discretionary)                   -   111,520        -
      -    6,000        -        -      6,000 Japan Airlines Co. Ltd. (Industrial & Commercial)              -    23,793        -
      -        -    7,000        -      7,000 Japan Airport Terminal (Industrial & Commercial)               -         -   77,498
      -    3,000        -        -      3,000 Japan Energy Corp. (Energy)                                    -     6,410        -
      -        4        -        -          4 Japan Tobacco Inc. (Consumer Staples)                          -    26,707        -
      -    1,000        -        -      1,000 Joyo Bank Ltd. (Finance)                                       -     3,091        -
      -    4,000        -        -      4,000 Jusco Co. Ltd. (Consumer Discretionary)                        -   100,028        -
      -   19,000        -        -     19,000 Kajima Corp. (Industrial & Commercial)                         -    65,504        -
      -   12,400        -        -     12,400 Kansai Electric Power Co. (Energy)                             -   195,586        -
  7,000    7,000        -    4,000     18,000 Kao Corp. (Consumer Discretionary)                       177,882   177,882        -
      -    4,000        -        -      4,000 Kawasaki Heavy Industries Ltd. (Industrial & Commercial)       -     6,571        -
      -   10,000        -        -     10,000 Kawasaki Steel Corp. (Materials)                               -    12,463        -
      -    1,000        -        -      1,000 Keihin Electric Express Railway (Industrial &
                                               Commercial)                                                   -     4,200        -
      -   23,690        -        -     23,690 Kinki Nippon Railway Co. Ltd. (Industrial & Commercial)        -    94,327        -
      -   16,000        -        -     16,000 Kirin Brewery Co. Ltd. (Consumer Staples)                      -   153,959        -
      -        -        -    5,000      5,000 Kokuyo Co. Ltd. (Consumer Discretionary)                       -         -        -
      -    8,000        -        -      8,000 Komatsu Ltd. (Industrial & Commercial)                         -    45,320        -
      -        -        -    5,100      5,100 Konami Co. (Information Technology)                            -         -        -
      -    3,000        -        -      3,000 Kubota Corp. (Industrial & Commercial)                         -    10,925        -
      -      800        -    3,500      4,300 Kyocera Corp. (Information Technology)                         -    76,462        -
      -    1,000        -        -      1,000 Kyowa Hakko Kogyo Co. Ltd. (Healthcare)                        -     7,203        -
      -    1,000        -        -      1,000 Marubeni Corp. (Industrial & Commercial)                       -     2,088        -
      -        -    9,600        -      9,600 Marubun Corp. (Information Technology)                         -         -   96,338
      -    2,000        -   14,000     16,000 Marui Co. Ltd. (Consumer Discretionary)                        -    27,014        -
      -        -        -    2,200      2,200 Matsushita Communication Industrial Co. (Information
                                               Technology)                                                   -         -        -
      -   15,000        -   21,000     36,000 Matsushita Electric Industrial Co. Ltd. (Information
                                               Technology)                                                   -   250,071        -
      -    8,000        -        -      8,000 Mitsubishi Chemical Corp. (Materials)                          -    26,221        -
      -    3,000        -        -      3,000 Mitsubishi Corp. (Industrial & Commercial)                     -    22,579        -
      -   21,000        -        -     21,000 Mitsubishi Electric Corp. (Information technology)             -   125,764        -
      -    8,000        -        -      8,000 Mitsubishi Estate Co. Ltd. (Real Estate)                       -    80,864        -
      -        -   30,000        -     30,000 Mitsubishi Gas Chemical Co. (Materials)                        -         -   96,872
      -   31,000        -        -     31,000 Mitsubishi Heavy Industries Ltd. (Industrial &
                                               Commercial)                                                   -   126,694        -
      -    1,000        -        -      1,000 Mitsubishi Materials Corp. (Materials)                         -     2,671        -
      -    1,000        -        -      1,000 Mitsubishi Rayon Co. Ltd. (Consumer Discretionary)             -     3,294        -
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -    3,000        -        -      3,000 Chuo Mitsui Trust & Banking Co. Ltd. (Finance)                       -        5,900
      -      300        -        -        300 Credit Saison Co. Ltd. (Finance)                                     -        6,349
      -    7,000        -        -      7,000 Dai Nippon Printing Co. Ltd. (Information &
                                               Entertainment)                                                      -       95,116
      -    2,000        -        -      2,000 Daiei, Inc. (Real Estate)                                            -        4,678
      -    1,000        -        -      1,000 Dainippon Ink & Chemical (Materials)                                 -        2,913
      -    2,000        -        -      2,000 Daiwa Bank Ltd. (Finance)                                            -        2,590
      -    5,000        -        -      5,000 Daiwa House Industry Co. Ltd. (Industrial & Commercial)              -       40,222
      -    5,000        -        -      5,000 Daiwa Securities Group, Inc. (Finance)                               -       56,650
      -    1,000        -        -      1,000 Denki Kagaku Kogyo K K (Materials)                                   -        3,698
      -    5,000        -        -      5,000 Denso Corp. (Consumer Discretionary)                                 -       98,126
      -        -      500        -        500 Disco Corp. (Industrial & Commercial)                                -       42,164
      -       18        -        -         18 East Japan Railway Co. (Industrial & Commercial)                     -      100,223
      -    1,000        -    6,000      7,000 Eisai Co. Ltd. (Healthcare)                                    153,927      179,582
      -    2,300        -    3,000      5,300 Fanuc Ltd. (Information Technology)                            167,766      296,387
    800        -        -    3,400      4,200 Fast Retailing Co. Ltd. (Consumer Discretionary0               733,849      906,519
      -    5,000        -        -      5,000 Fuji Photo Film Co. Ltd. (Information & Entertainment)               -      201,513
      -        -        -       16         16 Fuji Television Network, Inc. (Information &
                                               Entertainment)                                                116,020      116,020
      -    9,000        -    8,000     17,000 Fujitsu Ltd. (Information Technology)                          110,064      233,885
      -    1,000        -        -      1,000 Furukawa Electric Co. Ltd. (Information Technology)                  -        4,338
 15,000    1,000        -        -     16,000 Furukawa Electric Co. Ltd. (Information Technology)                  -      190,992
      -        -       70        -         70 Goodwill Group, Inc. (Industrial & Commercial)                       -      232,266
      -   13,000        -    7,000     20,000 Hitachi Ltd. (Information Technology)                           67,867      193,906
      -        -    7,620        -      7,620 Hokuto Corp. (Materials)                                             -      278,739
      -    3,000        -        -      3,000 Honda Motor Co. Ltd. (Consumer Discretionary)                        -      120,665
  1,000        -        -        -      1,000 Hoya Corp. (Information & Entertainment)                             -       65,553
      -    1,000        -        -      1,000 Ishikawajima-Harima Heavy Industries Co. Ltd.
                                              (Industrial & Commercial)                                            -        2,485
      -    1,000        -        -      1,000 Itochu Corp. (Industrial & Commercial)                               -        4,055
      -    2,000        -    2,000      4,000 Ito-Yokado Co. Ltd. (Consumer Discretionary)                   111,520      223,040
      -    6,000        -        -      6,000 Japan Airlines Co. Ltd. (Industrial & Commercial)                    -       23,793
      -        -    7,000        -      7,000 Japan Airport Terminal (Industrial & Commercial)                     -       77,498
      -    3,000        -        -      3,000 Japan Energy Corp. (Energy)                                          -        6,410
      -        4        -        -          4 Japan Tobacco Inc. (Consumer Staples)                                -       26,707
      -    1,000        -        -      1,000 Joyo Bank Ltd. (Finance)                                             -        3,091
      -    4,000        -        -      4,000 Jusco Co. Ltd. (Consumer Discretionary)                              -      100,028
      -   19,000        -        -     19,000 Kajima Corp. (Industrial & Commercial)                               -       65,504
      -   12,400        -        -     12,400 Kansai Electric Power Co. (Energy)                                   -      195,586
  7,000    7,000        -    4,000     18,000 Kao Corp. (Consumer Discretionary)                             101,647      457,411
      -    4,000        -        -      4,000 Kawasaki Heavy Industries Ltd. (Industrial & Commercial)             -        6,571
      -   10,000        -        -     10,000 Kawasaki Steel Corp. (Materials)                                     -       12,463
      -    1,000        -        -      1,000 Keihin Electric Express Railway (Industrial &
                                               Commercial)                                                         -        4,200
      -   23,690        -        -     23,690 Kinki Nippon Railway Co. Ltd. (Industrial & Commercial)              -       94,327
      -   16,000        -        -     16,000 Kirin Brewery Co. Ltd. (Consumer Staples)                            -      153,959
      -        -        -    5,000      5,000 Kokuyo Co. Ltd. (Consumer Discretionary)                        62,720       62,720
      -    8,000        -        -      8,000 Komatsu Ltd. (Industrial & Commercial)                               -       45,320
      -        -        -    5,100      5,100 Konami Co. (Information Technology)                            244,754      244,754
      -    3,000        -        -      3,000 Kubota Corp. (Industrial & Commercial)                               -       10,925
      -      800        -    3,500      4,300 Kyocera Corp. (Information Technology)                         334,520      410,982
      -    1,000        -        -      1,000 Kyowa Hakko Kogyo Co. Ltd. (Healthcare)                              -        7,203
      -    1,000        -        -      1,000 Marubeni Corp. (Industrial & Commercial)                             -        2,088
      -        -    9,600        -      9,600 Marubun Corp. (Information Technology)                               -       96,338
      -    2,000        -   14,000     16,000 Marui Co. Ltd. (Consumer Discretionary)                        189,099      216,113
      -        -        -    2,200      2,200 Matsushita Communication Industrial Co. (Information
                                               Technology)                                                   121,070      121,070
      -   15,000        -   21,000     36,000 Matsushita Electric Industrial Co. Ltd. (Information
                                               Technology)                                                   350,099      600,170
      -    8,000        -        -      8,000 Mitsubishi Chemical Corp. (Materials)                                -       26,221
      -    3,000        -        -      3,000 Mitsubishi Corp. (Industrial & Commercial)                           -       22,579
      -   21,000        -        -     21,000 Mitsubishi Electric Corp. (Information technology)                   -      125,764
      -    8,000        -        -      8,000 Mitsubishi Estate Co. Ltd. (Real Estate)                             -       80,864
      -        -   30,000        -     30,000 Mitsubishi Gas Chemical Co. (Materials)                              -       96,872
      -   31,000        -        -     31,000 Mitsubishi Heavy Industries Ltd. (Industrial &
                                               Commercial)                                                         -      126,694
      -    1,000        -        -      1,000 Mitsubishi Materials Corp. (Materials)                               -        2,671
      -    1,000        -        -      1,000 Mitsubishi Rayon Co. Ltd. (Consumer Discretionary)                   -        3,294

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -        8        -        -          8 Mitsubishi Tokyo Finance Group, Inc. (Finance)
      -    4,000        -        -      4,000 Mitsui & Co. Ltd. (Industrial & Commercial)
      -    1,800        -        -      1,800 Mitsui Engineering & Shipbuilding  (Industrial &
                                               Commercial)
      -    5,000        -   26,000     31,000 Mitsui Fudosan Co. Ltd. (Real Estate)
      -    1,000        -        -      1,000 Mitsui Marine & Fire Insurance (Finance)
      -    1,000        -        -      1,000 Mitsui Mining & Smelting Co. Ltd. (Materials)
      -    1,000        -        -      1,000 Mitsukoshi Ltd. (Consumer Discretionary)
      -        -        -       82         82 Mizuho Holdings, Inc. (Finance)
  1,200      700        -    5,300      7,200 Murata Manufacturing Co. Ltd. (Information Technology)
      -    8,000        -   30,300     38,300 NEC Corp. (Information Technology)
      -      300        -        -        300 Nichiei Co. Ltd. Kyoto (Finance)
      -      300        -        -        300 Niece Corp. (Industrial & Commercial)
      -    1,000        -        -      1,000 Nikon Corp. (Information & Entertainment)
      -    1,200        -    1,900      3,100 Nintendo Co. Ltd. (Information & Entertainment)
      -   12,000        -        -     12,000 Nippon Express Co. Ltd. (Industrial & Commercial)
      -   23,000        -        -     23,000 Nippon Mitsubishi Oil Corp. (Energy)
      -   39,000        -        -     39,000 Nippon Steel Corp. (Materials)
      -       63        -       41        104 Nippon Telegraph & Telephone Corp. (Utilities)
      -        -    4,000        -      4,000 Nippon Thompson Co. Ltd. (Industrial & Commercial)
      -        1        -        -          1 Nippon Unipac Holding (Materials)
      -    3,000        -        -      3,000 Nippon Yusen Kabushiki Kaisha (Industrial & Commercial)
      -   17,000        -  108,000    125,000 Nissan Motor Co. Ltd. (Consumer Discretionary)
      -        -    4,500        -      4,500 Nissin Co. Ltd. (Finance)
      -      100        -        -        100 Nissin Food Products Co. Ltd. (Consumer Staples)
      -    8,000        -   20,000     28,000 Nomura Securities Co. Ltd. (Finance)
      -    1,000        -        -      1,000 NSK Ltd. (Materials)
      9        -        -       88         97 NTT Docomo, Inc. (Information Technology)
      -    3,000        -        -      3,000 Obayashi Corp. (Industrial & Commercial)
      -    8,000        -        -      8,000 OJI Paper Co. Ltd. (Materials)
      -    1,000        -        -      1,000 Omron Corp. (Information Technology)
      -        -    8,000        -      8,000 Onward Kashiyama Co. Ltd. (Consumer Discretionary)
      -      400        -        -        400 Oriental Land Co. Ltd. (Real Estate)
      -      200        -        -        200 Orix Corp. (Finance)
      -   24,000        -        -     24,000 Osaka Gas Co. Ltd. (Utilities)
      -    1,800        -        -      1,800 Penta-Ocean Construction (Industrial & Commercial)
  7,000        -        -        -      7,000 Pioneer Corp. (Information Technology0
      -      400        -        -        400 Promise Co. Ltd. (Finance)
      -        -        6        -          6 Recrm Research Co. Ltd. (Real Estate)
      -        -    3,300        -      3,300 Ryohin Keikaku Co. Ltd. (Consumer Discretionary)
      -    3,000        -    8,000     11,000 Sankyo Co. Ltd. (Healthcare)
      -   19,000        -        -     19,000 Sanyo Electric Co. Ltd. (Information Technology)
      -        -    2,300        -      2,300 Sanyo Shinpan Finance Co. Ltd. (Finance)
      -        -    1,700        -      1,700 Sazaby, Inc. (Consumer Discretionary)
      -    1,000        -        -      1,000 Sekisui Chemical Co. Ltd. (Materials)
      -    8,000        -        -      8,000 Sekisui House Ltd. (Consumer Discretionary)
      -        -        -    4,000      4,000 Seven-Eleven Japan Co. Ltd. (Consumer Staples)
      -    8,000        -        -      8,000 Sharp Corp. (Information technology)
      -    1,000   74,000        -     75,000 Shimizu Corp.  (Industrial & Commercial)
      -        -        -    6,000      6,000 Shin-Etsu Chemical Co. Ltd. (Materials)
      -        -   14,000        -     14,000 Shinko Securities Co. Ltd. (Finance)
      -    1,000        -        -      1,000 Shionogi & Co. Ltd. (Healthcare)
      -    2,000        -    8,000     10,000 Shiseido Co. Ltd. (Consumer Discretionary)
      -    1,000        -        -      1,000 Shizuoka Bank Ltd. (Finance)
      -    1,000        -        -      1,000 Showa Denko K K (Materials)
      -    2,000        -        -      2,000 Showa Shell Sekiyu KK (Energy)
      -      700        -        -        700 SMC Corp. (Industrial & Commercial)
      -    2,500        -        -      2,500 Softbank Corp. (Finance)
      -    5,400        -   25,200     30,600 Sony Corp. (Information Technology)
      -    9,000        -        -      9,000 Sumitomo Chemical Co. Ltd. (Materials)
      -    3,000        -   14,000     17,000 Sumitomo Corp. (Industrial & Commercial)
      -    3,000        -        -      3,000 Sumitomo Electric Industries Ltd. (Information
                                               Technology)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -        8        -        -          8 Mitsubishi Tokyo Finance Group, Inc. (Finance)
      -    4,000        -        -      4,000 Mitsui & Co. Ltd. (Industrial & Commercial)
      -    1,800        -        -      1,800 Mitsui Engineering & Shipbuilding  (Industrial &
                                               Commercial)
      -    5,000        -   26,000     31,000 Mitsui Fudosan Co. Ltd. (Real Estate)
      -    1,000        -        -      1,000 Mitsui Marine & Fire Insurance (Finance)
      -    1,000        -        -      1,000 Mitsui Mining & Smelting Co. Ltd. (Materials)
      -    1,000        -        -      1,000 Mitsukoshi Ltd. (Consumer Discretionary)
      -        -        -       82         82 Mizuho Holdings, Inc. (Finance)
  1,200      700        -    5,300      7,200 Murata Manufacturing Co. Ltd. (Information Technology)
      -    8,000        -   30,300     38,300 NEC Corp. (Information Technology)
      -      300        -        -        300 Nichiei Co. Ltd. Kyoto (Finance)
      -      300        -        -        300 Niece Corp. (Industrial & Commercial)
      -    1,000        -        -      1,000 Nikon Corp. (Information & Entertainment)
      -    1,200        -    1,900      3,100 Nintendo Co. Ltd. (Information & Entertainment)
      -   12,000        -        -     12,000 Nippon Express Co. Ltd. (Industrial & Commercial)
      -   23,000        -        -     23,000 Nippon Mitsubishi Oil Corp. (Energy)
      -   39,000        -        -     39,000 Nippon Steel Corp. (Materials)
      -       63        -       41        104 Nippon Telegraph & Telephone Corp. (Utilities)
      -        -    4,000        -      4,000 Nippon Thompson Co. Ltd. (Industrial & Commercial)
      -        1        -        -          1 Nippon Unipac Holding (Materials)
      -    3,000        -        -      3,000 Nippon Yusen Kabushiki Kaisha (Industrial & Commercial)
      -   17,000        -  108,000    125,000 Nissan Motor Co. Ltd. (Consumer Discretionary)
      -        -    4,500        -      4,500 Nissin Co. Ltd. (Finance)
      -      100        -        -        100 Nissin Food Products Co. Ltd. (Consumer Staples)
      -    8,000        -   20,000     28,000 Nomura Securities Co. Ltd. (Finance)
      -    1,000        -        -      1,000 NSK Ltd. (Materials)
      9        -        -       88         97 NTT Docomo, Inc. (Information Technology)
      -    3,000        -        -      3,000 Obayashi Corp. (Industrial & Commercial)
      -    8,000        -        -      8,000 OJI Paper Co. Ltd. (Materials)
      -    1,000        -        -      1,000 Omron Corp. (Information Technology)
      -        -    8,000        -      8,000 Onward Kashiyama Co. Ltd. (Consumer Discretionary)
      -      400        -        -        400 Oriental Land Co. Ltd. (Real Estate)
      -      200        -        -        200 Orix Corp. (Finance)
      -   24,000        -        -     24,000 Osaka Gas Co. Ltd. (Utilities)
      -    1,800        -        -      1,800 Penta-Ocean Construction (Industrial & Commercial)
  7,000        -        -        -      7,000 Pioneer Corp. (Information Technology0
      -      400        -        -        400 Promise Co. Ltd. (Finance)
      -        -        6        -          6 Recrm Research Co. Ltd. (Real Estate)
      -        -    3,300        -      3,300 Ryohin Keikaku Co. Ltd. (Consumer Discretionary)
      -    3,000        -    8,000     11,000 Sankyo Co. Ltd. (Healthcare)
      -   19,000        -        -     19,000 Sanyo Electric Co. Ltd. (Information Technology)
      -        -    2,300        -      2,300 Sanyo Shinpan Finance Co. Ltd. (Finance)
      -        -    1,700        -      1,700 Sazaby, Inc. (Consumer Discretionary)
      -    1,000        -        -      1,000 Sekisui Chemical Co. Ltd. (Materials)
      -    8,000        -        -      8,000 Sekisui House Ltd. (Consumer Discretionary)
      -        -        -    4,000      4,000 Seven-Eleven Japan Co. Ltd. (Consumer Staples)
      -    8,000        -        -      8,000 Sharp Corp. (Information technology)
      -    1,000   74,000        -     75,000 Shimizu Corp.  (Industrial & Commercial)
      -        -        -    6,000      6,000 Shin-Etsu Chemical Co. Ltd. (Materials)
      -        -   14,000        -     14,000 Shinko Securities Co. Ltd. (Finance)
      -    1,000        -        -      1,000 Shionogi & Co. Ltd. (Healthcare)
      -    2,000        -    8,000     10,000 Shiseido Co. Ltd. (Consumer Discretionary)
      -    1,000        -        -      1,000 Shizuoka Bank Ltd. (Finance)
      -    1,000        -        -      1,000 Showa Denko K K (Materials)
      -    2,000        -        -      2,000 Showa Shell Sekiyu KK (Energy)
      -      700        -        -        700 SMC Corp. (Industrial & Commercial)
      -    2,500        -        -      2,500 Softbank Corp. (Finance)
      -    5,400        -   25,200     30,600 Sony Corp. (Information Technology)
      -    9,000        -        -      9,000 Sumitomo Chemical Co. Ltd. (Materials)
      -    3,000        -   14,000     17,000 Sumitomo Corp. (Industrial & Commercial)
      -    3,000        -        -      3,000 Sumitomo Electric Industries Ltd. (Information
                                               Technology)
              Principal/Shares                                                                                  Market Value
---------------------------------------------                                                          --------------------------
        North             Style                                                                                North
        American Inter-   Select                                                                               American  Inter-
        Inter-   national Inter-                                                                               Inter-    national
Global  national Small    national  Pro Forma                                                          Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                       Equity  Equity    Cap
------- -------- -------- --------  --------- -------------------------------------------------------- ------- --------- --------
      -        8        -        -          8 Mitsubishi Tokyo Finance Group, Inc. (Finance)                 -    76,478        -
      -    4,000        -        -      4,000 Mitsui & Co. Ltd. (Industrial & Commercial)                    -    22,854        -
      -    1,800        -        -      1,800 Mitsui Engineering & Shipbuilding  (Industrial &
                                               Commercial)                                                   -     2,666        -
      -    5,000        -   26,000     31,000 Mitsui Fudosan Co. Ltd. (Real Estate)                          -    49,569        -
      -    1,000        -        -      1,000 Mitsui Marine & Fire Insurance (Finance)                       -     5,592        -
      -    1,000        -        -      1,000 Mitsui Mining & Smelting Co. Ltd. (Materials)                  -     5,867        -
      -    1,000        -        -      1,000 Mitsukoshi Ltd. (Consumer Discretionary)                       -     4,629        -
      -        -        -       82         82 Mizuho Holdings, Inc. (Finance)                                -         -        -
  1,200      700        -    5,300      7,200 Murata Manufacturing Co. Ltd. (Information Technology)   100,902    58,860        -
      -    8,000        -   30,300     38,300 NEC Corp. (Information Technology)                             -   145,996        -
      -      300        -        -        300 Nichiei Co. Ltd. Kyoto (Finance)                               -     3,523        -
      -      300        -        -        300 Niece Corp. (Industrial & Commercial)                          -    15,563        -
      -    1,000        -        -      1,000 Nikon Corp. (Information & Entertainment)                      -    12,382        -
      -    1,200        -    1,900      3,100 Nintendo Co. Ltd. (Information & Entertainment)                -   193,259        -
      -   12,000        -        -     12,000 Nippon Express Co. Ltd. (Industrial & Commercial)              -    60,211        -
      -   23,000        -        -     23,000 Nippon Mitsubishi Oil Corp. (Energy)                           -   133,832        -
      -   39,000        -        -     39,000 Nippon Steel Corp. (Materials)                                 -    71,962        -
      -       63        -       41        104 Nippon Telegraph & Telephone Corp. (Utilities)                 -   400,235        -
      -        -    4,000        -      4,000 Nippon Thompson Co. Ltd. (Industrial & Commercial)             -         -   33,116
      -        1        -        -          1 Nippon Unipac Holding (Materials)                              -     5,835        -
      -    3,000        -        -      3,000 Nippon Yusen Kabushiki Kaisha (Industrial & Commercial)        -    13,256        -
      -   17,000        -  108,000    125,000 Nissan Motor Co. Ltd. (Consumer Discretionary)                 -   116,530        -
      -        -    4,500        -      4,500 Nissin Co. Ltd. (Finance)                                      -         -   91,774
      -      100        -        -        100 Nissin Food Products Co. Ltd. (Consumer Staples)               -     2,185        -
      -    8,000        -   20,000     28,000 Nomura Securities Co. Ltd. (Finance)                           -   168,980        -
      -    1,000        -        -      1,000 NSK Ltd. (Materials)                                           -     4,726        -
      9        -        -       88         97 NTT Docomo, Inc. (Information Technology)                185,004         -        -
      -    3,000        -        -      3,000 Obayashi Corp. (Industrial & Commercial)                       -    15,538        -
      -    8,000        -        -      8,000 OJI Paper Co. Ltd. (Materials)                                 -    39,170        -
      -    1,000        -        -      1,000 Omron Corp. (Information Technology)                           -    18,533        -
      -        -    8,000        -      8,000 Onward Kashiyama Co. Ltd. (Consumer Discretionary)             -         -   80,282
      -      400        -        -        400 Oriental Land Co. Ltd. (Real Estate)                           -    27,095        -
      -      200        -        -        200 Orix Corp. (Finance)                                           -    17,464        -
      -   24,000        -        -     24,000 Osaka Gas Co. Ltd. (Utilities)                                 -    71,477        -
      -    1,800        -        -      1,800 Penta-Ocean Construction (Industrial & Commercial)             -     3,336        -
  7,000        -        -        -      7,000 Pioneer Corp. (Information Technology0                   209,040         -        -
      -      400        -        -        400 Promise Co. Ltd. (Finance)                                     -    32,695        -
      -        -        6        -          6 Recrm Research Co. Ltd. (Real Estate)                          -         -  168,494
      -        -    3,300        -      3,300 Ryohin Keikaku Co. Ltd. (Consumer Discretionary)               -         -   89,200
      -    3,000        -    8,000     11,000 Sankyo Co. Ltd. (Healthcare)                                   -    62,639        -
      -   19,000        -        -     19,000 Sanyo Electric Co. Ltd. (Information Technology)               -   117,477        -
      -        -    2,300        -      2,300 Sanyo Shinpan Finance Co. Ltd. (Finance)                       -         -   91,207
      -        -    1,700        -      1,700 Sazaby, Inc. (Consumer Discretionary)                          -         -   90,802
      -    1,000        -        -      1,000 Sekisui Chemical Co. Ltd. (Materials)                          -     3,828        -
      -    8,000        -        -      8,000 Sekisui House Ltd. (Consumer Discretionary)                    -    68,822        -
      -        -        -    4,000      4,000 Seven-Eleven Japan Co. Ltd. (Consumer Staples)                 -         -        -
      -    8,000        -        -      8,000 Sharp Corp. (Information technology)                           -   109,999        -
      -    1,000   74,000        -     75,000 Shimizu Corp.  (Industrial & Commercial)                       -     4,742  350,941
      -        -        -    6,000      6,000 Shin-Etsu Chemical Co. Ltd. (Materials)                        -         -        -
      -        -   14,000        -     14,000 Shinko Securities Co. Ltd. (Finance)                           -         -   48,493
      -    1,000        -        -      1,000 Shionogi & Co. Ltd. (Healthcare)                               -    17,602        -
      -    2,000        -    8,000     10,000 Shiseido Co. Ltd. (Consumer Discretionary)                     -    22,272        -
      -    1,000        -        -      1,000 Shizuoka Bank Ltd. (Finance)                                   -     8,748        -
      -    1,000        -        -      1,000 Showa Denko K K (Materials)                                    -     2,242        -
      -    2,000        -        -      2,000 Showa Shell Sekiyu KK (Energy)                                 -    11,443        -
      -      700        -        -        700 SMC Corp. (Industrial & Commercial)                            -    82,993        -
      -    2,500        -        -      2,500 Softbank Corp. (Finance)                                       -    95,092        -
      -    5,400        -   25,200     30,600 Sony Corp. (Information Technology)                            -   403,804        -
      -    9,000        -        -      9,000 Sumitomo Chemical Co. Ltd. (Materials)                         -    48,072        -
      -    3,000        -   14,000     17,000 Sumitomo Corp. (Industrial & Commercial)                       -    22,142        -
      -    3,000        -        -      3,000 Sumitomo Electric Industries Ltd. (Information
                                               Technology)                                                   -    37,098        -
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -        8        -        -          8 Mitsubishi Tokyo Finance Group, Inc. (Finance)                       -       76,478
      -    4,000        -        -      4,000 Mitsui & Co. Ltd. (Industrial & Commercial)                          -       22,854
      -    1,800        -        -      1,800 Mitsui Engineering & Shipbuilding  (Industrial &
                                               Commercial)                                                         -        2,666
      -    5,000        -   26,000     31,000 Mitsui Fudosan Co. Ltd. (Real Estate)                          257,759      307,328
      -    1,000        -        -      1,000 Mitsui Marine & Fire Insurance (Finance)                             -        5,592
      -    1,000        -        -      1,000 Mitsui Mining & Smelting Co. Ltd. (Materials)                        -        5,867
      -    1,000        -        -      1,000 Mitsukoshi Ltd. (Consumer Discretionary)                             -        4,629
      -        -        -       82         82 Mizuho Holdings, Inc. (Finance)                                505,014      505,014
  1,200      700        -    5,300      7,200 Murata Manufacturing Co. Ltd. (Information Technology)         445,652      605,414
      -    8,000        -   30,300     38,300 NEC Corp. (Information Technology)                             552,960      698,956
      -      300        -        -        300 Nichiei Co. Ltd. Kyoto (Finance)                                     -        3,523
      -      300        -        -        300 Niece Corp. (Industrial & Commercial)                                -       15,563
      -    1,000        -        -      1,000 Nikon Corp. (Information & Entertainment)                            -       12,382
      -    1,200        -    1,900      3,100 Nintendo Co. Ltd. (Information & Entertainment)                305,993      499,252
      -   12,000        -        -     12,000 Nippon Express Co. Ltd. (Industrial & Commercial)                    -       60,211
      -   23,000        -        -     23,000 Nippon Mitsubishi Oil Corp. (Energy)                                 -      133,832
      -   39,000        -        -     39,000 Nippon Steel Corp. (Materials)                                       -       71,962
      -       63        -       41        104 Nippon Telegraph & Telephone Corp. (Utilities)                 260,470      660,705
      -        -    4,000        -      4,000 Nippon Thompson Co. Ltd. (Industrial & Commercial)                   -       33,116
      -        1        -        -          1 Nippon Unipac Holding (Materials)                                    -        5,835
      -    3,000        -        -      3,000 Nippon Yusen Kabushiki Kaisha (Industrial & Commercial)              -       13,256
      -   17,000        -  108,000    125,000 Nissan Motor Co. Ltd. (Consumer Discretionary)                 740,307      856,837
      -        -    4,500        -      4,500 Nissin Co. Ltd. (Finance)                                            -       91,774
      -      100        -        -        100 Nissin Food Products Co. Ltd. (Consumer Staples)                     -        2,185
      -    8,000        -   20,000     28,000 Nomura Securities Co. Ltd. (Finance)                           422,450      591,430
      -    1,000        -        -      1,000 NSK Ltd. (Materials)                                                 -        4,726
      9        -        -       88         97 NTT Docomo, Inc. (Information Technology)                    1,808,926    1,993,930
      -    3,000        -        -      3,000 Obayashi Corp. (Industrial & Commercial)                             -       15,538
      -    8,000        -        -      8,000 OJI Paper Co. Ltd. (Materials)                                       -       39,170
      -    1,000        -        -      1,000 Omron Corp. (Information Technology)                                 -       18,533
      -        -    8,000        -      8,000 Onward Kashiyama Co. Ltd. (Consumer Discretionary)                   -       80,282
      -      400        -        -        400 Oriental Land Co. Ltd. (Real Estate)                                 -       27,095
      -      200        -        -        200 Orix Corp. (Finance)                                                 -       17,464
      -   24,000        -        -     24,000 Osaka Gas Co. Ltd. (Utilities)                                       -       71,477
      -    1,800        -        -      1,800 Penta-Ocean Construction (Industrial & Commercial)                   -        3,336
  7,000        -        -        -      7,000 Pioneer Corp. (Information Technology0                               -      209,040
      -      400        -        -        400 Promise Co. Ltd. (Finance)                                           -       32,695
      -        -        6        -          6 Recrm Research Co. Ltd. (Real Estate)                                -      168,494
      -        -    3,300        -      3,300 Ryohin Keikaku Co. Ltd. (Consumer Discretionary)                     -       89,200
      -    3,000        -    8,000     11,000 Sankyo Co. Ltd. (Healthcare)                                   167,038      229,677
      -   19,000        -        -     19,000 Sanyo Electric Co. Ltd. (Information Technology)                     -      117,477
      -        -    2,300        -      2,300 Sanyo Shinpan Finance Co. Ltd. (Finance)                             -       91,207
      -        -    1,700        -      1,700 Sazaby, Inc. (Consumer Discretionary)                                -       90,802
      -    1,000        -        -      1,000 Sekisui Chemical Co. Ltd. (Materials)                                -        3,828
      -    8,000        -        -      8,000 Sekisui House Ltd. (Consumer Discretionary)                          -       68,822
      -        -        -    4,000      4,000 Seven-Eleven Japan Co. Ltd. (Consumer Staples)                 194,553      194,553
      -    8,000        -        -      8,000 Sharp Corp. (Information technology)                                 -      109,999
      -    1,000   74,000        -     75,000 Shimizu Corp.  (Industrial & Commercial)                             -      355,683
      -        -        -    6,000      6,000 Shin-Etsu Chemical Co. Ltd. (Materials)                        240,845      240,845
      -        -   14,000        -     14,000 Shinko Securities Co. Ltd. (Finance)                                 -       48,493
      -    1,000        -        -      1,000 Shionogi & Co. Ltd. (Healthcare)                                     -       17,602
      -    2,000        -    8,000     10,000 Shiseido Co. Ltd. (Consumer Discretionary)                      89,087      111,359
      -    1,000        -        -      1,000 Shizuoka Bank Ltd. (Finance)                                         -        8,748
      -    1,000        -        -      1,000 Showa Denko K K (Materials)                                          -        2,242
      -    2,000        -        -      2,000 Showa Shell Sekiyu KK (Energy)                                       -       11,443
      -      700        -        -        700 SMC Corp. (Industrial & Commercial)                                  -       82,993
      -    2,500        -        -      2,500 Softbank Corp. (Finance)                                             -       95,092
      -    5,400        -   25,200     30,600 Sony Corp. (Information Technology)                          1,884,417    2,288,221
      -    9,000        -        -      9,000 Sumitomo Chemical Co. Ltd. (Materials)                                       48,072
      -    3,000        -   14,000     17,000 Sumitomo Corp. (Industrial & Commercial)                       103,330      125,472
      -    3,000        -        -      3,000 Sumitomo Electric Industries Ltd. (Information
                                               Technology)                                                         -       37,098

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -    1,000        -        -      1,000 Sumitomo Marine & Fire (Finance)
      -    6,000        -        -      6,000 Sumitomo Metal Industries (Materials)
      -    1,000        -        -      1,000 Sumitomo Metal Mining Co. Ltd. (Materials)
      -    5,400        -   40,000     45,400 Sumitomo Mitsui Banking Corp. (Finance)
      -        -   12,000        -     12,000 Sumitomo Realty & Development (Real Estate)
      -    1,000   67,000        -     68,000 Taiheiyo Cement Corp. (Industrial & Commercial)
      -    2,000   18,000        -     20,000 Taisei Corp. (Industrial 7 Commercial)
      -    3,000        -        -      3,000 Taisho Pharmaceutical Co. Ltd. (Healthcare)
  5,000    4,000        -   10,700     19,700 Takeda Chemical Industries Ltd. (Healthcare)
  1,800      500        -        -      2,300 Takefuji Corp. (Finance)
      -        -        -    1,700      1,700 TDK Corp. (Information & Entertainment)
      -    3,000        -        -      3,000 Teijin Ltd. (Consumer Discretionary)
      -    1,900        -        -      1,900 Terumo Corp. (Healthcare)
      -    2,000        -        -      2,000 Tobu Railway Co. Ltd. (Consumer Discretionary)
      -        -   10,000        -     10,000 Toei Co. Ltd. (Information & Entertainment)
      -        -   11,000        -     11,000 Toho Titanium Co. Ltd. (Materials)
      -    6,600        -        -      6,600 Tohoku Electric Power (Utilities)
      -    8,000        -        -      8,000 Tokio Marine & Fire Insurance (Finance)
      -    1,000        -        -      1,000 Tokyo Broadcasting System, Inc. (Information &
                                               Entertainment)
      -   14,700        -        -     14,700 Tokyo Electric Power Co. (Utilities)
      -      700        -    3,000      3,700 Tokyo Electron Ltd. (Industrial & Commercial)
113,000    9,000        -        -    122,000 Tokyo Gas Co. Ltd. (Utilities)
      -        -   13,200        -     13,200 Tokyo Steel Manufacturing Co. Ltd. (Industrial &
                                               Commercial)
      -    1,000        -        -      1,000 Tokyu Corp. (Industrial & Commercial)
      -    4,000        -        -      4,000 Toppan Printing Co. Ltd. (Information & Entertainment)
      -    6,000        -        -      6,000 Toray Industries, Inc. (Consumer Discretionary)
      -   13,000        -   57,000     70,000 Toshiba Corp. (Information Technology)
      -    1,000        -        -      1,000 Tosoh Corp. (Materials)
      -    2,800        -        -      2,800 Toyobo Co. Ltd. (Consumer Discretionary)
      -   19,200        -        -     19,200 Toyota Motor Corp. (Consumer Discretionary)
      -    1,000        -        -      1,000 Ube Industries Ltd. (materials)
      -        -        -       16         16 UFJ Holdings, Inc.+ (Information Technology)
      -        -    4,000        -      4,000 Wacoal Corp. (Consumer Discretionary)
      -    2,000        -   15,000     17,000 Yamanouchi Pharmaceutical Co. Ltd. (Healthcare)
                                              Korea                                                                     0.0%    0.0%
      -        -        -    2,590      2,590 Samsung SDI Co. Ltd. (Information Technology)
      -        -        -    4,300      4,300 Samsung Electronics (Information Technology)
      -        -        -    3,481      3,481 Pohang Iron & Steel Co. Ltd. ADR (Materials)
      -        -        -    2,296      2,296 Korea Telecom Corp. ADR (Information Technology)
      -        -        -   10,320     10,320 Kookmin Bank (Finance)
                                              Luxembourg                                                                1.4%    0.0%
      -        -    7,025        -      7,025 Thiel Logistik AG+ (Information Technology)
  2,275        -        -      260      2,535 Societe Europeenne des Satellites (Information &
                                               Entertainment)
                                              Mexico                                                                    0.3%    0.0%
      -        -        -   44,000     44,000 Fomento Economico Mexicano SA de CV (Multi-Industry)
      -        -        -  154,844    154,844 Grupo Financiero Banamex Accival SA (Finance)
      -        -   51,425        -     51,425 Empressas ICA Sociedad Control SA (Finance)
  3,600        -        -    8,217     11,817 Cemex SA ADR (Industrial & Commercial)
      -        -        -    4,000      4,000 Grupo Iusacell SA de CV ADR+ (Information Technology)
      -        -        -   10,850     10,850 Grupo Televisa SA de CV ADR+ (Information &
                                               Entertainment)
      -        -    8,950        -      8,950 Grupo Aeroportuario de Sureste SA (Industrial &
                                               Commercial)
      -        -   36,950        -     36,950 Grupo Elektra SA (Consumer Discretionary)
      -        -        -    1,128      1,128 Telefonos de Mexico SA ADR (Utilities)
      -        -    2,350        -      2,350 Tubos de Acero de Mexico SA (Materials)
                                              Netherlands                                                               4.4%    5.9%
  9,000    4,506        -    2,588     16,094 ABN AMRO Holdings NV (Finance)
      -    4,961        -        -      4,961 Aegon NV (Finance)
      -      842        -      720      1,562 Akzo Nobel NV (Materials)
      -    1,656        -   11,160     12,816 ASM Lithography Holding NV+ (Information Technology)
      -        -      100        -        100 Boskalis Westminster (Industrial & Commercial)
      -      558        -   45,037     45,595 Buhrmann NV (Industrial & Commercial)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -    1,000        -        -      1,000 Sumitomo Marine & Fire (Finance)
      -    6,000        -        -      6,000 Sumitomo Metal Industries (Materials)
      -    1,000        -        -      1,000 Sumitomo Metal Mining Co. Ltd. (Materials)
      -    5,400        -   40,000     45,400 Sumitomo Mitsui Banking Corp. (Finance)
      -        -   12,000        -     12,000 Sumitomo Realty & Development (Real Estate)
      -    1,000   67,000        -     68,000 Taiheiyo Cement Corp. (Industrial & Commercial)
      -    2,000   18,000        -     20,000 Taisei Corp. (Industrial 7 Commercial)
      -    3,000        -        -      3,000 Taisho Pharmaceutical Co. Ltd. (Healthcare)
  5,000    4,000        -   10,700     19,700 Takeda Chemical Industries Ltd. (Healthcare)
  1,800      500        -        -      2,300 Takefuji Corp. (Finance)
      -        -        -    1,700      1,700 TDK Corp. (Information & Entertainment)
      -    3,000        -        -      3,000 Teijin Ltd. (Consumer Discretionary)
      -    1,900        -        -      1,900 Terumo Corp. (Healthcare)
      -    2,000        -        -      2,000 Tobu Railway Co. Ltd. (Consumer Discretionary)
      -        -   10,000        -     10,000 Toei Co. Ltd. (Information & Entertainment)
      -        -   11,000        -     11,000 Toho Titanium Co. Ltd. (Materials)
      -    6,600        -        -      6,600 Tohoku Electric Power (Utilities)
      -    8,000        -        -      8,000 Tokio Marine & Fire Insurance (Finance)
      -    1,000        -        -      1,000 Tokyo Broadcasting System, Inc. (Information &
                                               Entertainment)
      -   14,700        -        -     14,700 Tokyo Electric Power Co. (Utilities)
      -      700        -    3,000      3,700 Tokyo Electron Ltd. (Industrial & Commercial)
113,000    9,000        -        -    122,000 Tokyo Gas Co. Ltd. (Utilities)
      -        -   13,200        -     13,200 Tokyo Steel Manufacturing Co. Ltd. (Industrial &
                                               Commercial)
      -    1,000        -        -      1,000 Tokyu Corp. (Industrial & Commercial)
      -    4,000        -        -      4,000 Toppan Printing Co. Ltd. (Information & Entertainment)
      -    6,000        -        -      6,000 Toray Industries, Inc. (Consumer Discretionary)
      -   13,000        -   57,000     70,000 Toshiba Corp. (Information Technology)
      -    1,000        -        -      1,000 Tosoh Corp. (Materials)
      -    2,800        -        -      2,800 Toyobo Co. Ltd. (Consumer Discretionary)
      -   19,200        -        -     19,200 Toyota Motor Corp. (Consumer Discretionary)
      -    1,000        -        -      1,000 Ube Industries Ltd. (materials)
      -        -        -       16         16 UFJ Holdings, Inc.+ (Information Technology)
      -        -    4,000        -      4,000 Wacoal Corp. (Consumer Discretionary)
      -    2,000        -   15,000     17,000 Yamanouchi Pharmaceutical Co. Ltd. (Healthcare)
                                              Korea                                                         0.0%      1.2%      0.6%
      -        -        -    2,590      2,590 Samsung SDI Co. Ltd. (Information Technology)
      -        -        -    4,300      4,300 Samsung Electronics (Information Technology)
      -        -        -    3,481      3,481 Pohang Iron & Steel Co. Ltd. ADR (Materials)
      -        -        -    2,296      2,296 Korea Telecom Corp. ADR (Information Technology)
      -        -        -   10,320     10,320 Kookmin Bank (Finance)
                                              Luxembourg                                                    0.9%      0.0%      0.3%
      -        -    7,025        -      7,025 Thiel Logistik AG+ (Information Technology)
  2,275        -        -      260      2,535 Societe Europeenne des Satellites (Information &
                                               Entertainment)
                                              Mexico                                                        1.3%      1.2%      0.8%
      -        -        -   44,000     44,000 Fomento Economico Mexicano SA de CV (Multi-Industry)
      -        -        -  154,844    154,844 Grupo Financiero Banamex Accival SA (Finance)
      -        -   51,425        -     51,425 Empressas ICA Sociedad Control SA (Finance)
  3,600        -        -    8,217     11,817 Cemex SA ADR (Industrial & Commercial)
      -        -        -    4,000      4,000 Grupo Iusacell SA de CV ADR+ (Information Technology)
      -        -        -   10,850     10,850 Grupo Televisa SA de CV ADR+ (Information &
                                               Entertainment)
      -        -    8,950        -      8,950 Grupo Aeroportuario de Sureste SA (Industrial &
                                               Commercial)
      -        -   36,950        -     36,950 Grupo Elektra SA (Consumer Discretionary)
      -        -        -    1,128      1,128 Telefonos de Mexico SA ADR (Utilities)
      -        -    2,350        -      2,350 Tubos de Acero de Mexico SA (Materials)
                                              Netherlands                                                   1.8%      8.4%      6.6%
  9,000    4,506        -    2,588     16,094 ABN AMRO Holdings NV (Finance)
      -    4,961        -        -      4,961 Aegon NV (Finance)
      -      842        -      720      1,562 Akzo Nobel NV (Materials)
      -    1,656        -   11,160     12,816 ASM Lithography Holding NV+ (Information Technology)
      -        -      100        -        100 Boskalis Westminster (Industrial & Commercial)
      -      558        -   45,037     45,595 Buhrmann NV (Industrial & Commercial)
              Principal/Shares                                                                                  Market Value
---------------------------------------------                                                          --------------------------
        North             Style                                                                                North
        American Inter-   Select                                                                               American  Inter-
        Inter-   national Inter-                                                                               Inter-    national
Global  national Small    national  Pro Forma                                                          Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                       Equity  Equity    Cap
------- -------- -------- --------  --------- -------------------------------------------------------- ------- --------- --------
      -    1,000        -        -      1,000 Sumitomo Marine & Fire (Finance)                               -     6,102        -
      -    6,000        -        -      6,000 Sumitomo Metal Industries (Materials)                          -     4,904        -
      -    1,000        -        -      1,000 Sumitomo Metal Mining Co. Ltd. (Materials)                     -     4,063        -
      -    5,400        -   40,000     45,400 Sumitomo Mitsui Banking Corp. (Finance)                        -    50,432        -
      -        -   12,000        -     12,000 Sumitomo Realty & Development (Real Estate)                    -         -   65,941
      -    1,000   67,000        -     68,000 Taiheiyo Cement Corp. (Industrial & Commercial)                -     2,331  156,161
      -    2,000   18,000        -     20,000 Taisei Corp. (Industrial 7 Commercial)                         -     5,600   50,403
      -    3,000        -        -      3,000 Taisho Pharmaceutical Co. Ltd. (Healthcare)                    -    58,997        -
  5,000    4,000        -   10,700     19,700 Takeda Chemical Industries Ltd. (Healthcare)             241,169   192,935        -
  1,800      500        -        -      2,300 Takefuji Corp. (Finance)                                 141,011    39,170        -
      -        -        -    1,700      1,700 TDK Corp. (Information & Entertainment)                        -         -        -
      -    3,000        -        -      3,000 Teijin Ltd. (Consumer Discretionary)                           -    15,393        -
      -    1,900        -        -      1,900 Terumo Corp. (Healthcare)                                      -    38,134        -
      -    2,000        -        -      2,000 Tobu Railway Co. Ltd. (Consumer Discretionary)                 -     6,167        -
      -        -   10,000        -     10,000 Toei Co. Ltd. (Information & Entertainment)                    -         -   45,482
      -        -   11,000        -     11,000 Toho Titanium Co. Ltd. (Materials)                             -         -   97,924
      -    6,600        -        -      6,600 Tohoku Electric Power (Utilities)                              -    92,565        -
      -    8,000        -        -      8,000 Tokio Marine & Fire Insurance (Finance)                        -    84,166        -
      -    1,000        -        -      1,000 Tokyo Broadcasting System, Inc. (Information &
                                               Entertainment)                                                -    22,417        -
      -   14,700        -        -     14,700 Tokyo Electric Power Co. (Utilities)                           -   350,949        -
      -      700        -    3,000      3,700 Tokyo Electron Ltd. (Industrial & Commercial)                  -    50,985        -
113,000    9,000        -        -    122,000 Tokyo Gas Co. Ltd. (Utilities)                           317,331    25,274        -
      -        -   13,200        -     13,200 Tokyo Steel Manufacturing Co. Ltd. (Industrial &
                                               Commercial)                                                   -         -   49,674
      -    1,000        -        -      1,000 Tokyu Corp. (Industrial & Commercial)                          -     5,746        -
      -    4,000        -        -      4,000 Toppan Printing Co. Ltd. (Information & Entertainment)         -    38,360        -
      -    6,000        -        -      6,000 Toray Industries, Inc. (Consumer Discretionary)                -    26,949        -
      -   13,000        -   57,000     70,000 Toshiba Corp. (Information Technology)                         -    85,324        -
      -    1,000        -        -      1,000 Tosoh Corp. (Materials)                                        -     2,857        -
      -    2,800        -        -      2,800 Toyobo Co. Ltd. (Consumer Discretionary)                       -     6,413        -
      -   19,200        -        -     19,200 Toyota Motor Corp. (Consumer Discretionary)                    -   638,627        -
      -    1,000        -        -      1,000 Ube Industries Ltd. (materials)                                -     2,290        -
      -        -        -       16         16 UFJ Holdings, Inc.+ (Information Technology)                   -         -        -
      -        -    4,000        -      4,000 Wacoal Corp. (Consumer Discretionary)                          -         -   39,526
      -    2,000        -   15,000     17,000 Yamanouchi Pharmaceutical Co. Ltd. (Healthcare)                -    55,355        -
                                              Korea
      -        -        -    2,590      2,590 Samsung SDI Co. Ltd. (Information Technology)                  -         -        -
      -        -        -    4,300      4,300 Samsung Electronics (Information Technology)                   -         -        -
      -        -        -    3,481      3,481 Pohang Iron & Steel Co. Ltd. ADR (Materials)                   -         -        -
      -        -        -    2,296      2,296 Korea Telecom Corp. ADR (Information Technology)               -         -        -
      -        -        -   10,320     10,320 Kookmin Bank (Finance)                                         -         -        -
                                              Luxembourg
      -        -    7,025        -      7,025 Thiel Logistik AG+ (Information Technology)                    -         -  170,159
  2,275        -        -      260      2,535 Societe Europeenne des Satellites (Information &
                                               Entertainment)                                          341,125         -        -
                                              Mexico
      -        -        -   44,000     44,000 Fomento Economico Mexicano SA de CV (Multi-Industry)           -         -        -
      -        -        -  154,844    154,844 Grupo Financiero Banamex Accival SA (Finance)                  -         -        -
      -        -   51,425        -     51,425 Empressas ICA Sociedad Control SA (Finance)                    -         -   18,049
  3,600        -        -    8,217     11,817 Cemex SA ADR (Industrial & Commercial)                    83,412         -        -
      -        -        -    4,000      4,000 Grupo Iusacell SA de CV ADR+ (Information Technology)          -         -        -
      -        -        -   10,850     10,850 Grupo Televisa SA de CV ADR+ (Information &
                                               Entertainment)                                                -         -        -
      -        -    8,950        -      8,950 Grupo Aeroportuario de Sureste SA (Industrial &
                                               Commercial)                                                   -         -  162,443
      -        -   36,950        -     36,950 Grupo Elektra SA (Consumer Discretionary)                      -         -   34,875
      -        -        -    1,128      1,128 Telefonos de Mexico SA ADR (Utilities)                         -         -        -
      -        -    2,350        -      2,350 Tubos de Acero de Mexico SA (Materials)                        -         -   31,514
                                              Netherlands
  9,000    4,506        -    2,588     16,094 ABN AMRO Holdings NV (Finance)                           181,265    90,753        -
      -    4,961        -        -      4,961 Aegon NV (Finance)                                             -   165,502        -
      -      842        -      720      1,562 Akzo Nobel NV (Materials)                                      -    35,075        -
      -    1,656        -   11,160     12,816 ASM Lithography Holding NV+ (Information Technology)           -    43,785        -
      -        -      100        -        100 Boskalis Westminster (Industrial & Commercial)                 -         -    2,950
      -      558        -   45,037     45,595 Buhrmann NV (Industrial & Commercial)                          -     9,253        -
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -    1,000        -        -      1,000 Sumitomo Marine & Fire (Finance)                                     -        6,102
      -    6,000        -        -      6,000 Sumitomo Metal Industries (Materials)                                -        4,904
      -    1,000        -        -      1,000 Sumitomo Metal Mining Co. Ltd. (Materials)                           -        4,063
      -    5,400        -   40,000     45,400 Sumitomo Mitsui Banking Corp. (Finance)                        373,569      424,001
      -        -   12,000        -     12,000 Sumitomo Realty & Development (Real Estate)                          -       65,941
      -    1,000   67,000        -     68,000 Taiheiyo Cement Corp. (Industrial & Commercial)                      -      158,492
      -    2,000   18,000        -     20,000 Taisei Corp. (Industrial 7 Commercial)                               -       56,003
      -    3,000        -        -      3,000 Taisho Pharmaceutical Co. Ltd. (Healthcare)                          -       58,997
  5,000    4,000        -   10,700     19,700 Takeda Chemical Industries Ltd. (Healthcare)                   516,101      950,205
  1,800      500        -        -      2,300 Takefuji Corp. (Finance)                                             -      180,181
      -        -        -    1,700      1,700 TDK Corp. (Information & Entertainment)                         98,782       98,782
      -    3,000        -        -      3,000 Teijin Ltd. (Consumer Discretionary)                                 -       15,393
      -    1,900        -        -      1,900 Terumo Corp. (Healthcare)                                            -       38,134
      -    2,000        -        -      2,000 Tobu Railway Co. Ltd. (Consumer Discretionary)                       -        6,167
      -        -   10,000        -     10,000 Toei Co. Ltd. (Information & Entertainment)                          -       45,482
      -        -   11,000        -     11,000 Toho Titanium Co. Ltd. (Materials)                                   -       97,924
      -    6,600        -        -      6,600 Tohoku Electric Power (Utilities)                                    -       92,565
      -    8,000        -        -      8,000 Tokio Marine & Fire Insurance (Finance)                              -       84,166
      -    1,000        -        -      1,000 Tokyo Broadcasting System, Inc. (Information &
                                               Entertainment)                                                      -       22,417
      -   14,700        -        -     14,700 Tokyo Electric Power Co. (Utilities)                                 -      350,949
      -      700        -    3,000      3,700 Tokyo Electron Ltd. (Industrial & Commercial)                  218,508      269,493
113,000    9,000        -        -    122,000 Tokyo Gas Co. Ltd. (Utilities)                                       -      342,605
      -        -   13,200        -     13,200 Tokyo Steel Manufacturing Co. Ltd. (Industrial &
                                               Commercial)                                                         -       49,674
      -    1,000        -        -      1,000 Tokyu Corp. (Industrial & Commercial)                                -        5,746
      -    4,000        -        -      4,000 Toppan Printing Co. Ltd. (Information & Entertainment)               -       38,360
      -    6,000        -        -      6,000 Toray Industries, Inc. (Consumer Discretionary)                      -       26,949
      -   13,000        -   57,000     70,000 Toshiba Corp. (Information Technology)                         374,111      459,435
      -    1,000        -        -      1,000 Tosoh Corp. (Materials)                                              -        2,857
      -    2,800        -        -      2,800 Toyobo Co. Ltd. (Consumer Discretionary)                             -        6,413
      -   19,200        -        -     19,200 Toyota Motor Corp. (Consumer Discretionary)                          -      638,627
      -    1,000        -        -      1,000 Ube Industries Ltd. (materials)                                      -        2,290
      -        -        -       16         16 UFJ Holdings, Inc.+ (Information Technology)                   115,114      115,114
      -        -    4,000        -      4,000 Wacoal Corp. (Consumer Discretionary)                                -       39,526
      -    2,000        -   15,000     17,000 Yamanouchi Pharmaceutical Co. Ltd. (Healthcare)                415,166      470,521
                                              Korea
      -        -        -    2,590      2,590 Samsung SDI Co. Ltd. (Information Technology)                  107,573      107,573
      -        -        -    4,300      4,300 Samsung Electronics (Information Technology)                   747,684      747,684
      -        -        -    3,481      3,481 Pohang Iron & Steel Co. Ltd. ADR (Materials)                    69,655       69,655
      -        -        -    2,296      2,296 Korea Telecom Corp. ADR (Information Technology)                63,438       63,438
      -        -        -   10,320     10,320 Kookmin Bank (Finance)                                         122,241      122,241
                                              Luxembourg
      -        -    7,025        -      7,025 Thiel Logistik AG+ (Information Technology)                          -      170,159
  2,275        -        -      260      2,535 Societe Europeenne des Satellites (Information &
                                               Entertainment)                                                 38,986      380,111
                                              Mexico
      -        -        -   44,000     44,000 Fomento Economico Mexicano SA de CV (Multi-Industry)           166,782      166,782
      -        -        -  154,844    154,844 Grupo Financiero Banamex Accival SA (Finance)                  284,438      284,438
      -        -   51,425        -     51,425 Empressas ICA Sociedad Control SA (Finance)                          -       18,049
  3,600        -        -    8,217     11,817 Cemex SA ADR (Industrial & Commercial)                         190,388      273,800
      -        -        -    4,000      4,000 Grupo Iusacell SA de CV ADR+ (Information Technology)           32,600       32,600
      -        -        -   10,850     10,850 Grupo Televisa SA de CV ADR+ (Information &
                                               Entertainment)                                                412,626      412,626
      -        -    8,950        -      8,950 Grupo Aeroportuario de Sureste SA (Industrial &
                                               Commercial)                                                         -      162,443
      -        -   36,950        -     36,950 Grupo Elektra SA (Consumer Discretionary)                            -       34,875
      -        -        -    1,128      1,128 Telefonos de Mexico SA ADR (Utilities)                          39,029       39,029
      -        -    2,350        -      2,350 Tubos de Acero de Mexico SA (Materials)                              -       31,514
                                              Netherlands
  9,000    4,506        -    2,588     16,094 ABN AMRO Holdings NV (Finance)                                  52,124      324,142
      -    4,961        -        -      4,961 Aegon NV (Finance)                                                   -      165,502
      -      842        -      720      1,562 Akzo Nobel NV (Materials)                                       29,993       65,068
      -    1,656        -   11,160     12,816 ASM Lithography Holding NV+ (Information Technology)           295,071      338,856
      -        -      100        -        100 Boskalis Westminster (Industrial & Commercial)                       -        2,950
      -      558        -   45,037     45,595 Buhrmann NV (Industrial & Commercial)                          746,835      756,088

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -    2,932        -    6,270      9,202 Elsevier NV (Information & Entertainment)
      -        -        -      900        900 Equant NV (Information Technology)
      -        -        -   25,126     25,126 Fortis NV (Finance)
      -        -      925        -        925 Fugro NV (Industrial & Commercial)
      -    1,852        -        -      1,852 Getronics NV (Information Technology)
      -      509        -   21,476     21,985 Hagemeyer NV (Multi-industry)
      -        -    4,175        -      4,175 Hagemeyer NV (Multi-industry)
  3,675    3,945        -        -      7,620 Heijmans NV (Industrial & Commercial)
  1,700    3,417        -   25,468     30,585 ING Groep NV (Finance)
      -    3,944        -   35,580     39,524 Koninklijke (Royal) Philips Electronics NV (Information
                                               Technology)
      -    3,701        -   24,759     28,460 Koninklijke Ahold  NV (Consumer Discretionary)
      -    2,019        -    1,243      3,262 Koninklijke KPN NV (Utilities)
      -      117        -        -        117 OCE NV (Information Technology)
      -      330        -        -        330 Rodamco Europe NV (Finance)
      -   17,328        -    8,280     25,608 Royal Dutch Petroleum Co. (Energy)
  5,325    2,625        -    5,384     13,334 STMicroelectronics NV (Information technology)
      -             6,250        -      6,250 Teleplan International N.V. (Information Technology)
 11,825    2,976        -   14,271     29,072 TNT Post Group NV (Industrial & Commercial)
      -    7,298        -        -      7,298 Unilever NV (Consumer Staples)
      -                 -    1,110      1,110 United Pan Europe Communications NV, Class A+
                                               (Information & Entertainment)
      -      445        -        -        445 Vedior NV (Industrial & Commercial)
      -      500        -        -        500 Corio NV/VIB NV (Real Estate)
  2,600                 -   16,890     19,490 VNU NV (Information & Entertainment)
      -    1,293        -    7,397      8,690 Wolters Kluwer NV (Information & Entertainment)
                                              New Zealand                                                               0.0%    0.0%
      -    3,731        -        -      3,731 Carter Holt Harvey Ltd. (Materials)
                                              Norway                                                                    0.0%    0.0%
      -        -        -   27,550     27,550 DNB Holdings ASA (Finance)
      -      100        -        -        100 Elkem ASA (Materials)
      -        -    8,625        -      8,625 Farstad Shipping A/S (Energy)
      -        -   16,700        -     16,700 Fred. Olsen Energy ASA (Energy)
      -        -   10,125        -     10,125 Frontline Ltd. (Industrial & Commercial)
      -      200        -        -        200 Norske Skogindustrier A.S. (Materials)
      -      800        -    5,720      6,520 Orkla ASA (Consumer Staples)
      -        -   10,650        -     10,650 Smedvig A/S (Energy)
      -        -   14,200        -     14,200 Tandberg ASA (Information Technology)
      -        -    7,600        -      7,600 TGS Nopec Geophysical Company ASA (Energy)
                                              Poland                                                                    0.0%    0.0%
      -        -        -   13,246     13,246 Bank Polska Kasa Opieki SA ADR+* (Finance)
      -        -        -   64,998     64,998 Telekomunikacja Polska SA ADR* (Information Technology)
                                              Portugal                                                                  0.7%    0.3%
      -    4,084        -        -      4,084 Banco Commercial Portugues (Finance)
      -      393        -        -        393 Banco Espirito Santo SA (Finance)
      -    3,576        -        -      3,576 BPI-SGPS SA (Finance)
 18,500    2,155        -        -     20,655 Brisa-Auto Estradas de Portugal SA (Industrial &
                                               Commercial)
      -   23,405        -        -     23,405 Electricidade de Portugal SA (Utilities)
      -      565        -    3,628      4,193 Jeronimo Martins SGPS SA (Consumer Staples)
      -    3,300        -        -      3,300 Portucel Empresa Produtore de Pasta e Papel SA
                                               (Materials)
      -    1,598        -   59,877     61,475 Portugal Telecom SGPS SA (Utilities)
      -      246        -        -        246 PT Multimedia.com (Information Technology)
      -    1,660        -        -      1,660 Sonae SGPS SA (Consumer Discretionary)
                                              Russia                                                                    0.0%    0.0%
      -        -        -      946        946 Lukoil Holdings ADR (Energy)
      -        -        -    2,408      2,408 Lukoil Holdings ADR* (Energy)
                                              Singapore                                                                 0.7%    0.7%
      -    8,000        -        -      8,000 Capital Land Ltd. (real Estate)
      -    1,000        -        -      1,000 Chartered Semiconductors Mfg. Ltd. (Information
                                               technology)
      -    4,000        -        -      4,000 City Developments Ltd. (Real Estate)
      -      100        -        -        100 Creative Technology Ltd. (Information Technology)
      -    2,000        -        -      2,000 Cycle & Carriage Ltd. (Consumer Discretionary)
      -    5,815        -    5,000     10,815 DBS Group Holdings Ltd. (Finance)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -    2,932        -    6,270      9,202 Elsevier NV (Information & Entertainment)
      -        -        -      900        900 Equant NV (Information Technology)
      -        -        -   25,126     25,126 Fortis NV (Finance)
      -        -      925        -        925 Fugro NV (Industrial & Commercial)
      -    1,852        -        -      1,852 Getronics NV (Information Technology)
      -      509        -   21,476     21,985 Hagemeyer NV (Multi-industry)
      -        -    4,175        -      4,175 Hagemeyer NV (Multi-industry)
  3,675    3,945        -        -      7,620 Heijmans NV (Industrial & Commercial)
  1,700    3,417        -   25,468     30,585 ING Groep NV (Finance)
      -    3,944        -   35,580     39,524 Koninklijke (Royal) Philips Electronics NV (Information
                                               Technology)
      -    3,701        -   24,759     28,460 Koninklijke Ahold  NV (Consumer Discretionary)
      -    2,019        -    1,243      3,262 Koninklijke KPN NV (Utilities)
      -      117        -        -        117 OCE NV (Information Technology)
      -      330        -        -        330 Rodamco Europe NV (Finance)
      -   17,328        -    8,280     25,608 Royal Dutch Petroleum Co. (Energy)
  5,325    2,625        -    5,384     13,334 STMicroelectronics NV (Information technology)
      -             6,250        -      6,250 Teleplan International N.V. (Information Technology)
 11,825    2,976        -   14,271     29,072 TNT Post Group NV (Industrial & Commercial)
      -    7,298        -        -      7,298 Unilever NV (Consumer Staples)
      -                 -    1,110      1,110 United Pan Europe Communications NV, Class A+
                                               (Information & Entertainment
      -      445        -        -        445 Vedior NV (Industrial & Commercial)
      -      500        -        -        500 Corio NV/VIB NV (Real Estate)
  2,600                 -   16,890     19,490 VNU NV (Information & Entertainment)
      -    1,293        -    7,397      8,690 Wolters Kluwer NV (Information & Entertainment)
                                              New Zealand                                                   0.0%      0.0%      0.0%
      -    3,731        -        -      3,731 Carter Holt Harvey Ltd. (Materials)
                                              Norway                                                        4.2%      0.2%      0.6%
      -        -        -   27,550     27,550 DNB Holdings ASA (Finance)
      -      100        -        -        100 Elkem ASA (Materials)
      -        -    8,625        -      8,625 Farstad Shipping A/S (Energy)
      -        -   16,700        -     16,700 Fred. Olsen Energy ASA (Energy)
      -        -   10,125        -     10,125 Frontline Ltd. (Industrial & Commercial)
      -      200        -        -        200 Norske Skogindustrier A.S. (Materials)
      -      800        -    5,720      6,520 Orkla ASA (Consumer Staples)
      -        -   10,650        -     10,650 Smedvig A/S (Energy)
      -        -   14,200        -     14,200 Tandberg ASA (Information Technology)
      -        -    7,600        -      7,600 TGS Nopec Geophysical Company ASA (Energy)
                                              Poland                                                        0.0%      0.6%      0.3%
      -        -        -   13,246     13,246 Bank Polska Kasa Opieki SA ADR+* (Finance)
      -        -        -   64,998     64,998 Telekomunikacja Polska SA ADR* (Information Technology)
                                              Portugal                                                      0.0%      0.7%      0.5%
      -    4,084        -        -      4,084 Banco Commercial Portugues (Finance)
      -      393        -        -        393 Banco Espirito Santo SA (Finance)
      -    3,576        -        -      3,576 BPI-SGPS SA (Finance)
 18,500    2,155        -        -     20,655 Brisa-Auto Estradas de Portugal SA (Industrial &
                                               Commercial)
      -   23,405        -        -     23,405 Electricidade de Portugal SA (Utilities)
      -      565        -    3,628      4,193 Jeronimo Martins SGPS SA (Consumer Staples)
      -    3,300        -        -      3,300 Portucel Empresa Produtore de Pasta e Papel SA
                                               (Materials)
      -    1,598        -   59,877     61,475 Portugal Telecom SGPS SA (Utilities)
      -      246        -        -        246 PT Multimedia.com (Information Technology)
      -    1,660        -        -      1,660 Sonae SGPS SA (Consumer Discretionary)
                                              Russia                                                        0.0%      0.2%      0.1%
      -        -        -      946        946 Lukoil Holdings ADR (Energy)
      -        -        -    2,408      2,408 Lukoil Holdings ADR* (Energy)
                                              Singapore                                                     0.0%      0.5%      0.5%
      -    8,000        -        -      8,000 Capital Land Ltd. (real Estate)
      -    1,000        -        -      1,000 Chartered Semiconductors Mfg. Ltd. (Information
                                               technology)
      -    4,000        -        -      4,000 City Developments Ltd. (Real Estate)
      -      100        -        -        100 Creative Technology Ltd. (Information Technology)
      -    2,000        -        -      2,000 Cycle & Carriage Ltd. Consumer Discretionary)
      -    5,815        -    5,000     10,815 DBS Group Holdings Ltd. (Finance)
              Principal/Shares                                                                                   Market Value
---------------------------------------------                                                           --------------------------
        North             Style                                                                                 North
        American Inter-   Select                                                                                American  Inter-
        Inter-   national Inter-                                                                                Inter-    national
Global  national Small    national  Pro Forma                                                           Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                        Equity  Equity    Cap
------- -------- -------- --------  --------- --------------------------------------------------------  ------- --------- --------
      -    2,932        -    6,270      9,202 Elsevier NV (Information & Entertainment)                       -    40,140        -
      -        -        -      900        900 Equant NV (Information Technology)                              -         -        -
      -        -        -   25,126     25,126 Fortis NV (Finance)                                             -         -        -
      -        -      925        -        925 Fugro NV (Industrial & Commercial)                              -         -   58,680
      -    1,852        -        -      1,852 Getronics NV (Information Technology)                           -     9,005        -
      -      509        -   21,476     21,985 Hagemeyer NV (Multi-industry)                                   -    10,184        -
      -        -    4,175        -      4,175 Hagemeyer NV (Multi-industry)                                   -         -   88,902
  3,675    3,945        -        -      7,620 Heijmans NV (Industrial & Commercial)                     190,585   204,587        -
  1,700    3,417        -   25,468     30,585 ING Groep NV (Finance)                                    116,096   233,353        -
      -    3,944        -   35,580     39,524 Koninklijke (Royal) Philips Electronics NV (Information
                                               Technology)                                                    -   115,862        -
      -    3,701        -   24,759     28,460 Koninklijke Ahold  NV (Consumer Discretionary)                  -   114,930        -
      -    2,019        -    1,243      3,262 Koninklijke KPN NV (Utilities)                                  -    24,685        -
      -      117        -        -        117 OCE NV (Information Technology)                                 -     1,370        -
      -      330        -        -        330 Rodamco Europe NV (Finance)                                     -    12,444        -
      -   17,328        -    8,280     25,608 Royal Dutch Petroleum Co. (Energy)                              - 1,036,227        -
  5,325    2,625        -    5,384     13,334 STMicroelectronics NV (Information technology)            214,732   105,854        -
      -             6,250        -      6,250 Teleplan International N.V. (Information Technology)            -         -  198,522
 11,825    2,976        -   14,271     29,072 TNT Post Group NV (Industrial & Commercial)               278,555    70,104        -
      -    7,298        -        -      7,298 Unilever NV (Consumer Staples)                                  -   413,115        -
      -                 -    1,110      1,110 United Pan Europe Communications NV, Class A+
                                               (Information & Entertainment                                   -         -        -
      -      445        -        -        445 Vedior NV (Industrial & Commercial)                             -     4,541        -
      -      500        -        -        500 Corio NV/VIB NV (Real Estate)                                   -    11,778        -
  2,600                 -   16,890     19,490 VNU NV (Information & Entertainment)                      108,076         -        -
      -    1,293        -    7,397      8,690 Wolters Kluwer NV (Information & Entertainment)                 -    35,770        -
                                              New Zealand
      -    3,731        -        -      3,731 Carter Holt Harvey Ltd. (Materials)                             -     2,821        -
                                              Norway
      -        -        -   27,550     27,550 DNB Holdings ASA (Finance)                                      -         -        -
      -      100        -        -        100 Elkem ASA (Materials)                                           -     1,912        -
      -        -    8,625        -      8,625 Farstad Shipping A/S (Energy)                                   -         -   46,445
      -        -   16,700        -     16,700 Fred. Olsen Energy ASA (Energy)                                 -         -  149,574
      -        -   10,125        -     10,125 Frontline Ltd. (Industrial & Commercial)                        -         -  200,286
      -      200        -        -        200 Norske Skogindustrier A.S. (Materials)                          -     3,253        -
      -      800        -    5,720      6,520 Orkla ASA (Consumer Staples)                                    -    14,726        -
      -        -   10,650        -     10,650 Smedvig A/S (Energy)                                            -         -  101,239
      -        -   14,200        -     14,200 Tandberg ASA (Information Technology)                           -         -  174,779
      -        -    7,600        -      7,600 TGS Nopec Geophysical Company ASA (Energy)                      -         -  127,787
                                              Poland
      -        -        -   13,246     13,246 Bank Polska Kasa Opieki SA ADR+* (Finance)                      -         -        -
      -        -        -   64,998     64,998 Telekomunikacja Polska SA ADR* (Information Technology)         -         -        -
                                              Portugal
      -    4,084        -        -      4,084 Banco Commercial Portugues (Finance)                            -    17,538        -
      -      393        -        -        393 Banco Espirito Santo SA (Finance)                               -     5,335        -
      -    3,576        -        -      3,576 BPI-SGPS SA (Finance)                                           -    10,280        -
 18,500    2,155        -        -     20,655 Brisa-Auto Estradas de Portugal SA (Industrial &
                                               Commercial)                                              172,512    20,095        -
      -   23,405        -        -     23,405 Electricidade de Portugal SA (Utilities)                        -    63,544        -
      -      565        -    3,628      4,193 Jeronimo Martins SGPS SA (Consumer Staples)                     -     3,910        -
      -    3,300        -        -      3,300 Portucel Empresa Produtore de Pasta e Papel SA
                                               (Materials)                                                    -     3,514        -
      -    1,598        -   59,877     61,475 Portugal Telecom SGPS SA (Utilities)                            -    15,511        -
      -      246        -        -        246 PT Multimedia.com (Information Technology)                      -       812        -
      -    1,660        -        -      1,660 Sonae SGPS SA (Consumer Discretionary)                          -     1,664        -
                                              Russia
      -        -        -      946        946 Lukoil Holdings ADR (Energy)                                    -         -        -
      -        -        -    2,408      2,408 Lukoil Holdings ADR* (Energy)                                   -         -        -
                                              Singapore
      -    8,000        -        -      8,000 Capital Land Ltd. (real Estate)                                 -    10,104        -
      -    1,000        -        -      1,000 Chartered Semiconductors Mfg. Ltd. (Information
                                               technology)                                                    -     3,075        -
      -    4,000        -        -      4,000 City Developments Ltd. (Real Estate)                            -    14,058        -
      -      100        -        -        100 Creative Technology Ltd. (Information Technology)               -       923        -
      -    2,000        -        -      2,000 Cycle & Carriage Ltd. Consumer Discretionary)                   -     3,624        -
      -    5,815        -    5,000     10,815 DBS Group Holdings Ltd. (Finance)                               -    50,773        -
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -    2,932        -    6,270      9,202 Elsevier NV (Information & Entertainment)                       85,838      125,978
      -        -        -      900        900 Equant NV (Information Technology)                              23,916       23,916
      -        -        -   25,126     25,126 Fortis NV (Finance)                                            652,294      652,294
      -        -      925        -        925 Fugro NV (Industrial & Commercial)                                   -       58,680
      -    1,852        -        -      1,852 Getronics NV (Information Technology)                                -        9,005
      -      509        -   21,476     21,985 Hagemeyer NV (Multi-industry)                                  429,681      439,865
      -        -    4,175        -      4,175 Hagemeyer NV (Multi-industry)                                        -       88,902
  3,675    3,945        -        -      7,620 Heijmans NV (Industrial & Commercial)                                -      395,172
  1,700    3,417        -   25,468     30,585 ING Groep NV (Finance)                                       1,739,251    2,088,700
      -    3,944        -   35,580     39,524 Koninklijke (Royal) Philips Electronics NV (Information
                                               Technology)                                                 1,045,228    1,161,090
      -    3,701        -   24,759     28,460 Koninklijke Ahold  NV (Consumer Discretionary)                 768,860      883,790
      -    2,019        -    1,243      3,262 Koninklijke KPN NV (Utilities)                                  15,197       39,882
      -      117        -        -        117 OCE NV (Information Technology)                                      -        1,370
      -      330        -        -        330 Rodamco Europe NV (Finance)                                          -       12,444
      -   17,328        -    8,280     25,608 Royal Dutch Petroleum Co. (Energy)                             495,149    1,531,376
  5,325    2,625        -    5,384     13,334 STMicroelectronics NV (Information technology)                 217,113      537,699
      -             6,250        -      6,250 Teleplan International N.V. (Information Technology)                 -      198,522
 11,825    2,976        -   14,271     29,072 TNT Post Group NV (Industrial & Commercial)                    336,175      684,834
      -    7,298        -        -      7,298 Unilever NV (Consumer Staples)                                       -      413,115
      -                 -    1,110      1,110 United Pan Europe Communications NV, Class A+
                                               (Information & Entertainment                                    6,894        6,894
      -      445        -        -        445 Vedior NV (Industrial & Commercial)                                  -        4,541
      -      500        -        -        500 Corio NV/VIB NV (Real Estate)                                        -       11,778
  2,600                 -   16,890     19,490 VNU NV (Information & Entertainment)                           702,078      810,154
      -    1,293        -    7,397      8,690 Wolters Kluwer NV (Information & Entertainment)                204,634      240,404
                                              New Zealand
      -    3,731        -        -      3,731 Carter Holt Harvey Ltd. (Materials)                                  -        2,821
                                              Norway
      -        -        -   27,550     27,550 DNB Holdings ASA (Finance)                                     121,106      121,106
      -      100        -        -        100 Elkem ASA (Materials)                                                -        1,912
      -        -    8,625        -      8,625 Farstad Shipping A/S (Energy)                                        -       46,445
      -        -   16,700        -     16,700 Fred. Olsen Energy ASA (Energy)                                      -      149,574
      -        -   10,125        -     10,125 Frontline Ltd. (Industrial & Commercial)                             -      200,286
      -      200        -        -        200 Norske Skogindustrier A.S. (Materials)                               -        3,253
      -      800        -    5,720      6,520 Orkla ASA (Consumer Staples)                                   105,291      120,017
      -        -   10,650        -     10,650 Smedvig A/S (Energy)                                                 -      101,239
      -        -   14,200        -     14,200 Tandberg ASA (Information Technology)                                -      174,779
      -        -    7,600        -      7,600 TGS Nopec Geophysical Company ASA (Energy)                           -      127,787
                                              Poland
      -        -        -   13,246     13,246 Bank Polska Kasa Opieki SA ADR+* (Finance)                     225,182      225,182
      -        -        -   64,998     64,998 Telekomunikacja Polska SA ADR* (Information Technology)        351,028      351,028
                                              Portugal
      -    4,084        -        -      4,084 Banco Commercial Portugues (Finance)                                 -       17,538
      -      393        -        -        393 Banco Espirito Santo SA (Finance)                                    -        5,335
      -    3,576        -        -      3,576 BPI-SGPS SA (Finance)                                                -       10,280
 18,500    2,155        -        -     20,655 Brisa-Auto Estradas de Portugal SA (Industrial &
                                               Commercial)                                                         -      192,607
      -   23,405        -        -     23,405 Electricidade de Portugal SA (Utilities)                             -       63,544
      -      565        -    3,628      4,193 Jeronimo Martins SGPS SA (Consumer Staples)                     25,108       29,018
      -    3,300        -        -      3,300 Portucel Empresa Produtore de Pasta e Papel SA
                                               (Materials)                                                         -        3,514
      -    1,598        -   59,877     61,475 Portugal Telecom SGPS SA (Utilities)                           581,197      596,708
      -      246        -        -        246 PT Multimedia.com (Information Technology)                           -          812
      -    1,660        -        -      1,660 Sonae SGPS SA (Consumer Discretionary)                               -        1,664
                                              Russia
      -        -        -      946        946 Lukoil Holdings ADR (Energy)                                    39,496       39,496
      -        -        -    2,408      2,408 Lukoil Holdings ADR* (Energy)                                  100,534      100,534
                                              Singapore
      -    8,000        -        -      8,000 Capital Land Ltd. (real Estate)                                      -       10,104
      -    1,000        -        -      1,000 Chartered Semiconductors Mfg. Ltd. (Information
                                               technology)                                                         -        3,075
      -    4,000        -        -      4,000 City Developments Ltd. (Real Estate)                                 -       14,058
      -      100        -        -        100 Creative Technology Ltd. (Information Technology)                    -          923
      -    2,000        -        -      2,000 Cycle & Carriage Ltd. Consumer Discretionary)                        -        3,624
      -    5,815        -    5,000     10,815 DBS Group Holdings Ltd. (Finance)                               43,657       94,430

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -    2,000        -        -      2,000 First Capital Corp. (Singap) (Real Estate)
  6,350        -        -    3,400      9,750 Flextronics International Ltd. (Information Technology)
      -    2,000        -        -      2,000 Fraser & Neave Ltd. (Consumer Staples)
      -    5,000        -        -      5,000 Hotel Properties Ltd. (Information & Entertainment)
      -    3,000        -        -      3,000 Keppel Corp. (Multi-industry)
      -    4,000        -        -      4,000 Neptune Orient Lines (Industrial & Commercial)
      -    5,400        -        -      5,400 Oversea-Chinese Banking Corp (Finance)
      -    6,000        -        -      6,000 Parkway Holdings Ltd. (Healthcare)
      -   11,000        -        -     11,000 Sembcorp Industries Ltd. (Industrial & Commercial)
      -    7,000        -        -      7,000 Singapore Airlines Ltd. (Industrial & Commercial)
      -    2,000        -        -      2,000 Singapore Press Holdings (Information & Entertainment)
      -   18,000        -        -     18,000 Singapore Technologies Engineering Ltd. (Industrial &
                                               Commercial)
      -   16,900        -   39,000     55,900 Singapore Telecommunications (Information Technology)
      -    9,000        -        -      9,000 United Industrial Corp. Ltd. (Real Estate)
      -    4,336        -   40,512     44,848 United Overseas Bank Ltd. (Finance)
      -    4,000        -        -      4,000 United Overseas Land Ltd. (Real Estate)
                                              South Korea                                                               0.0%    0.0%
      -        -    2,376        -      2,376 Duzon Digital Ware Co. Ltd. (Information Technology)
      -        -   29,530        -     29,530 Good Morning Securities Co. Ltd. (Finance)
      -        -    4,290        -      4,290 Humax Co. Ltd. (Information Technology)
      -        -   15,420        -     15,420 Hyundai Mobis (Consumer Discretionary)
      -        -    3,600        -      3,600 KorAm Bank (Finance)
      -        -    2,240        -      2,240 LG Home Shopping, Inc. (Consumer Discretionary)
      -        -      100        -        100 LG Household & Health Care Ltd. (Healthcare)
      -        -    2,180        -      2,180 NCSoft Corp. (Information Technology)
      -        -   38,300        -     38,300 Trigem Computer, Inc. (Information Technology)
                                              Spain                                                                     1.1%    3.6%
      -      256        -        -        256 Acerinox SA (Materials)
      -      674    6,400        -      7,074 ACS, Actividades Cons y Serv (Industrial & Commercial)
      -    1,807        -        -      1,807 Aguas de Barcelona (Gen De) (Utilities)
      -    3,322        -        -      3,322 Altadis SA (Consumer Staples)
      -    2,910        -        -      2,910 Autopistas Concesionaria Espanola SA (Industrial &
                                               Commercial)
      -   15,537        -   70,584     86,121 Banco Bilbao Vizcaya Argentaria SA (Finance)
      -        -        -   15,043     15,043 Banco Popular Espanol (Finance)
 27,825   15,621        -   28,875     72,321 Banco Santander Central Hispano SA (Finance)
      -      524        -        -        524 Corporacion Mapfre Compania Internacional DE Reaseguros
                                               (Finance)
      -      359        -        -        359 Ebro Puleva SA (Consumer Staples)
      -   12,237        -    9,895     22,132 Endesa SA (Utilities)
      -    1,026        -        -      1,026 Fomento de Construcciones Y Contratas SA (Industrial &
                                               Commercial)
      -    5,676        -        -      5,676 Gas Natural SDG SA (Utilities)
      -    1,931    6,825        -      8,756 Grupo Dragados SA (Industrial & Commercial)
      -        -   10,375        -     10,375 Grupo Ferrovial SA (Industrial & Commercial)
      -   11,410        -   46,480     57,890 Iberdrola SA (Utilities)
      -    1,641        -        -      1,641 Inmobiliaria Colonial (Real Estate)
      -       71      435        -        506 Metrovacesa SA (Real Estate)
      -    1,928        -        -      1,928 Metrovacesa SA (Real Estate)
      -        -    4,600        -      4,600 NH Hoteles S.A. (Information & Entertainment)
      -    9,908        -    9,695     19,603 Repsol YPF SA (Energy)
      -    1,076        -        -      1,076 Sol Melia SA (Information & Entertainment)
      -   17,829        -   51,769     69,598 Telefonica SA (Utilities)
      -        9        -    2,302      2,311 Telefonica SA ADR+ (Utilities)
      -    2,488        -        -      2,488 Telepizza (Consumer Discretionary)
      -    3,790        -        -      3,790 Union Fenosa SA (Utilities)
      -    6,399        -        -      6,399 Vallehermoso SA (Real Estate)
      -      539        -        -        539 Zardoya-Otis SA (Industrial & Commercial)
                                              Sweden                                                                    1.0%    2.2%
 13,400        -        -        -     13,400 Assa Abloy AB (Materials)
      -      159    3,700        -      3,859 Assidoman AB (Materials)
      -      800        -        -        800 Atlas Copco AB (Industrial & Commercial)
      -    1,300        -        -      1,300 Atlas Copco AB (Industrial & Commercial)
      -        -    2,600        -      2,600 Autoliv, Inc. (Consumer Discretionary)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -    2,000        -        -      2,000 First Capital Corp. (Singap) (Real Estate)
  6,350        -        -    3,400      9,750 Flextronics International Ltd. (Information Technology)
      -    2,000        -        -      2,000 Fraser & Neave Ltd. (Consumer Staples)
      -    5,000        -        -      5,000 Hotel Properties Ltd. (Information & Entertainment)
      -    3,000        -        -      3,000 Keppel Corp. (Multi-industry)
      -    4,000        -        -      4,000 Neptune Orient Lines (Industrial & Commercial)
      -    5,400        -        -      5,400 Oversea-Chinese Banking Corp (Finance)
      -    6,000        -        -      6,000 Parkway Holdings Ltd. (Healthcare)
      -   11,000        -        -     11,000 Sembcorp Industries Ltd. (Industrial & Commercial)
      -    7,000        -        -      7,000 Singapore Airlines Ltd. (Industrial & Commercial)
      -    2,000        -        -      2,000 Singapore Press Holdings (Information & Entertainment)
      -   18,000        -        -     18,000 Singapore Technologies Engineering Ltd. (Industrial &
                                               Commercial)
      -   16,900        -   39,000     55,900 Singapore Telecommunications (Information Technology)
      -    9,000        -        -      9,000 United Industrial Corp. Ltd. (Real Estate)
      -    4,336        -   40,512     44,848 United Overseas Bank Ltd. (Finance)
      -    4,000        -        -      4,000 United Overseas Land Ltd. (Real Estate)
                                              South Korea                                                   4.6%      0.0%      0.5%
      -        -    2,376        -      2,376 Duzon Digital Ware Co. Ltd. (Information Technology)
      -        -   29,530        -     29,530 Good Morning Securities Co. Ltd. (Finance)
      -        -    4,290        -      4,290 Humax Co. Ltd. (Information Technology)
      -        -   15,420        -     15,420 Hyundai Mobis (Consumer Discretionary)
      -        -    3,600        -      3,600 KorAm Bank (Finance)
      -        -    2,240        -      2,240 LG Home Shopping, Inc. (Consumer Discretionary)
      -        -      100        -        100 LG Household & Health Care Ltd. (Healthcare)
      -        -    2,180        -      2,180 NCSoft Corp. (Information Technology)
      -        -   38,300        -     38,300 Trigem Computer, Inc. (Information Technology)
                                              Spain                                                         2.6%      4.1%      3.4%
      -      256        -        -        256 Acerinox SA (Materials)
      -      674    6,400        -      7,074 ACS, Actividades Cons y Serv (Industrial & Commercial)
      -    1,807        -        -      1,807 Aguas de Barcelona (Gen De) (Utilities)
      -    3,322        -        -      3,322 Altadis SA (Consumer Staples)
      -    2,910        -        -      2,910 Autopistas Concesionaria Espanola SA (Industrial &
                                               Commercial)
      -   15,537        -   70,584     86,121 Banco Bilbao Vizcaya Argentaria SA (Finance)
      -        -        -   15,043     15,043 Banco Popular Espanol (Finance)
 27,825   15,621        -   28,875     72,321 Banco Santander Central Hispano SA (Finance)
      -      524        -        -        524 Corporacion Mapfre Compania Internacional DE Reaseguros
                                               (Finance)
      -      359        -        -        359 Ebro Puleva SA (Consumer Staples)
      -   12,237        -    9,895     22,132 Endesa SA (Utilities)
      -    1,026        -        -      1,026 Fomento de Construcciones Y Contratas SA (Industrial &
                                               Commercial)
      -    5,676        -        -      5,676 Gas Natural SDG SA (Utilities)
      -    1,931    6,825        -      8,756 Grupo Dragados SA (Industrial & Commercial)
      -        -   10,375        -     10,375 Grupo Ferrovial SA (Industrial & Commercial)
      -   11,410        -   46,480     57,890 Iberdrola SA (Utilities)
      -    1,641        -        -      1,641 Inmobiliaria Colonial (Real Estate)
      -       71      435        -        506 Metrovacesa SA (Real Estate)
      -    1,928        -        -      1,928 Metrovacesa SA (Real Estate)
      -        -    4,600        -      4,600 NH Hoteles S.A. (Information & Entertainment)
      -    9,908        -    9,695     19,603 Repsol YPF SA (Energy)
      -    1,076        -        -      1,076 Sol Melia SA (Information & Entertainment)
      -   17,829        -   51,769     69,598 Telefonica SA (Utilities)
      -        9        -    2,302      2,311 Telefonica SA ADR+ (Utilities)
      -    2,488        -        -      2,488 Telepizza (Consumer Discretionary)
      -    3,790        -        -      3,790 Union Fenosa SA (Utilities)
      -    6,399        -        -      6,399 Vallehermoso SA (Real Estate)
      -      539        -        -        539 Zardoya-Otis SA (Industrial & Commercial)
                                              Sweden                                                        3.2%      1.6%      1.8%
 13,400        -        -        -     13,400 Assa Abloy AB (Materials)
      -      159    3,700        -      3,859 Assidoman AB (Materials)
      -      800        -        -        800 Atlas Copco AB (Industrial & Commercial)
      -    1,300        -        -      1,300 Atlas Copco AB (Industrial & Commercial)
      -        -    2,600        -      2,600 Autoliv, Inc. (Consumer Discretionary)
              Principal/Shares                                                                                  Market Value
---------------------------------------------                                                          --------------------------
        North             Style                                                                                North
        American Inter-   Select                                                                               American  Inter-
        Inter-   national Inter-                                                                               Inter-    national
Global  national Small    national  Pro Forma                                                          Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                       Equity  Equity    Cap
------- -------- -------- --------  --------- -------------------------------------------------------- ------- --------- --------
      -    2,000        -        -      2,000 First Capital Corp. (Singap) (Real Estate)                     -     1,186        -
  6,350        -        -    3,400      9,750 Flextronics International Ltd. (Information Technology)  170,752         -        -
      -    2,000        -        -      2,000 Fraser & Neave Ltd. (Consumer Staples)                         -     8,018        -
      -    5,000        -        -      5,000 Hotel Properties Ltd. (Information & Entertainment)            -     4,119        -
      -    3,000        -        -      3,000 Keppel Corp. (Multi-industry)                                  -     5,173        -
      -    4,000        -        -      4,000 Neptune Orient Lines (Industrial & Commercial)                 -     3,317        -
      -    5,400        -        -      5,400 Oversea-Chinese Banking Corp (Finance)                         -    32,619        -
      -    6,000        -        -      6,000 Parkway Holdings Ltd. (Healthcare)                             -     3,262        -
      -   11,000        -        -     11,000 Sembcorp Industries Ltd. (Industrial & Commercial)             -     9,605        -
      -    7,000        -        -      7,000 Singapore Airlines Ltd. (Industrial & Commercial)              -    55,739        -
      -    2,000        -        -      2,000 Singapore Press Holdings (Information & Entertainment)         -    22,954        -
      -   18,000        -        -     18,000 Singapore Technologies Engineering Ltd. (Industrial &
                                               Commercial)                                                   -    26,985        -
      -   16,900        -   39,000     55,900 Singapore Telecommunications (Information Technology)          -    16,891        -
      -    9,000        -        -      9,000 United Industrial Corp. Ltd. (Real Estate)                     -     4,250        -
      -    4,336        -   40,512     44,848 United Overseas Bank Ltd. (Finance)                            -    28,811        -
      -    4,000        -        -      4,000 United Overseas Land Ltd. (Real Estate)                        -     3,712        -
                                              South Korea
      -        -    2,376        -      2,376 Duzon Digital Ware Co. Ltd. (Information Technology)           -         -   48,440
      -        -   29,530        -     29,530 Good Morning Securities Co. Ltd. (Finance)                     -         -  133,412
      -        -    4,290        -      4,290 Humax Co. Ltd. (Information Technology)                        -         -   64,497
      -        -   15,420        -     15,420 Hyundai Mobis (Consumer Discretionary)                         -         -  118,255
      -        -    3,600        -      3,600 KorAm Bank (Finance)                                           -         -   19,681
      -        -    2,240        -      2,240 LG Home Shopping, Inc. (Consumer Discretionary)                -         -   89,294
      -        -      100        -        100 LG Household & Health Care Ltd. (Healthcare)                   -         -    1,367
      -        -    2,180        -      2,180 NCSoft Corp. (Information Technology)                          -         -  198,633
      -        -   38,300        -     38,300 Trigem Computer, Inc. (Information Technology)                 -         -  212,293
                                              Spain
      -      256        -        -        256 Acerinox SA (Materials)                                        -     7,541        -
      -      674    6,400        -      7,074 ACS, Actividades Cons y Serv (Industrial & Commercial)         -    18,837  178,870
      -    1,807        -        -      1,807 Aguas de Barcelona (Gen De) (Utilities)                        -    26,053        -
      -    3,322        -        -      3,322 Altadis SA (Consumer Staples)                                  -    41,264        -
      -    2,910        -        -      2,910 Autopistas Concesionaria Espanola SA (Industrial &
                                               Commercial)                                                   -    28,556        -
      -   15,537        -   70,584     86,121 Banco Bilbao Vizcaya Argentaria SA (Finance)                   -   220,839        -
      -        -        -   15,043     15,043 Banco Popular Espanol (Finance)                                -         -        -
 27,825   15,621        -   28,875     72,321 Banco Santander Central Hispano SA (Finance)             276,502   155,229        -
      -      524        -        -        524 Corporacion Mapfre Compania Internacional DE Reaseguros
                                               (Finance)                                                     -    10,372        -
      -      359        -        -        359 Ebro Puleva SA (Consumer Staples)                              -     3,886        -
      -   12,237        -    9,895     22,132 Endesa SA (Utilities)                                          -   206,180        -
      -    1,026        -        -      1,026 Fomento de Construcciones Y Contratas SA (Industrial &
                                               Commercial)                                                   -    22,303        -
      -    5,676        -        -      5,676 Gas Natural SDG SA (Utilities)                                 -    98,706        -
      -    1,931    6,825        -      8,756 Grupo Dragados SA (Industrial & Commercial)                    -    23,866   84,353
      -        -   10,375        -     10,375 Grupo Ferrovial SA (Industrial & Commercial)                   -         -  162,012
      -   11,410        -   46,480     57,890 Iberdrola SA (Utilities)                                       -   168,354        -
      -    1,641        -        -      1,641 Inmobiliaria Colonial (Real Estate)                            -    21,796        -
      -       71      435        -        506 Metrovacesa SA (Real Estate)                                   -       918    5,623
      -    1,928        -        -      1,928 Metrovacesa SA (Real Estate)                                   -    30,962        -
      -        -    4,600        -      4,600 NH Hoteles S.A. (Information & Entertainment)                  -         -   61,179
      -    9,908        -    9,695     19,603 Repsol YPF SA (Energy)                                         -   183,729        -
      -    1,076        -        -      1,076 Sol Melia SA (Information & Entertainment)                     -    10,139        -
      -   17,829        -   51,769     69,598 Telefonica SA (Utilities)                                      -   301,822        -
      -        9        -    2,302      2,311 Telefonica SA ADR+ (Utilities)                                 -         -        -
      -    2,488        -        -      2,488 Telepizza (Consumer Discretionary)                             -     5,651        -
      -    3,790        -        -      3,790 Union Fenosa SA (Utilities)                                    -    71,659        -
      -    6,399        -        -      6,399 Vallehermoso SA (Real Estate)                                  -    45,420        -
      -      539        -        -        539 Zardoya-Otis SA (Industrial & Commercial)                      -     5,122        -
                                              Sweden
 13,400        -        -        -     13,400 Assa Abloy AB (Materials)                                233,220         -        -
      -      159    3,700        -      3,859 Assidoman AB (Materials)                                       -     3,504   81,533
      -      800        -        -        800 Atlas Copco AB (Industrial & Commercial)                       -    17,161        -
      -    1,300        -        -      1,300 Atlas Copco AB (Industrial & Commercial)                       -    28,773        -
      -        -    2,600        -      2,600 Autoliv, Inc. (Consumer Discretionary)                         -         -   51,970
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -    2,000        -        -      2,000 First Capital Corp. (Singap) (Real Estate)                           -        1,186
  6,350        -        -    3,400      9,750 Flextronics International Ltd. (Information Technology)         91,426      262,178
      -    2,000        -        -      2,000 Fraser & Neave Ltd. (Consumer Staples)                               -        8,018
      -    5,000        -        -      5,000 Hotel Properties Ltd. (Information & Entertainment)                  -        4,119
      -    3,000        -        -      3,000 Keppel Corp. (Multi-industry)                                        -        5,173
      -    4,000        -        -      4,000 Neptune Orient Lines (Industrial & Commercial)                       -        3,317
      -    5,400        -        -      5,400 Oversea-Chinese Banking Corp (Finance)                               -       32,619
      -    6,000        -        -      6,000 Parkway Holdings Ltd. (Healthcare)                                   -        3,262
      -   11,000        -        -     11,000 Sembcorp Industries Ltd. (Industrial & Commercial)                   -        9,605
      -    7,000        -        -      7,000 Singapore Airlines Ltd. (Industrial & Commercial)                    -       55,739
      -    2,000        -        -      2,000 Singapore Press Holdings (Information & Entertainment)               -       22,954
      -   18,000        -        -     18,000 Singapore Technologies Engineering Ltd. (Industrial &
                                               Commercial)                                                         -       26,985
      -   16,900        -   39,000     55,900 Singapore Telecommunications (Information Technology)           38,979       55,870
      -    9,000        -        -      9,000 United Industrial Corp. Ltd. (Real Estate)                           -        4,250
      -    4,336        -   40,512     44,848 United Overseas Bank Ltd. (Finance)                            269,190      298,001
      -    4,000        -        -      4,000 United Overseas Land Ltd. (Real Estate)                              -        3,712
                                              South Korea
      -        -    2,376        -      2,376 Duzon Digital Ware Co. Ltd. (Information Technology)                 -       48,440
      -        -   29,530        -     29,530 Good Morning Securities Co. Ltd. (Finance)                           -      133,412
      -        -    4,290        -      4,290 Humax Co. Ltd. (Information Technology)                              -       64,497
      -        -   15,420        -     15,420 Hyundai Mobis (Consumer Discretionary)                               -      118,255
      -        -    3,600        -      3,600 KorAm Bank (Finance)                                                 -       19,681
      -        -    2,240        -      2,240 LG Home Shopping, Inc. (Consumer Discretionary)                      -       89,294
      -        -      100        -        100 LG Household & Health Care Ltd. (Healthcare)                         -        1,367
      -        -    2,180        -      2,180 NCSoft Corp. (Information Technology)                                -      198,633
      -        -   38,300        -     38,300 Trigem Computer, Inc. (Information Technology)                       -      212,293
                                              Spain
      -      256        -        -        256 Acerinox SA (Materials)                                              -        7,541
      -      674    6,400        -      7,074 ACS, Actividades Cons y Serv (Industrial & Commercial)               -      197,707
      -    1,807        -        -      1,807 Aguas de Barcelona (Gen De) (Utilities)                              -       26,053
      -    3,322        -        -      3,322 Altadis SA (Consumer Staples)                                        -       41,264
      -    2,910        -        -      2,910 Autopistas Concesionaria Espanola SA (Industrial &
                                               Commercial)                                                         -       28,556
      -   15,537        -   70,584     86,121 Banco Bilbao Vizcaya Argentaria SA (Finance)                 1,003,263    1,224,102
      -        -        -   15,043     15,043 Banco Popular Espanol (Finance)                                537,079      537,079
 27,825   15,621        -   28,875     72,321 Banco Santander Central Hispano SA (Finance)                   286,937      718,668
      -      524        -        -        524 Corporacion Mapfre Compania Internacional DE Reaseguros
                                               (Finance)                                                           -       10,372
      -      359        -        -        359 Ebro Puleva SA (Consumer Staples)                                    -        3,886
      -   12,237        -    9,895     22,132 Endesa SA (Utilities)                                          166,720      372,900
      -    1,026        -        -      1,026 Fomento de Construcciones Y Contratas SA (Industrial &
                                               Commercial)                                                         -       22,303
      -    5,676        -        -      5,676 Gas Natural SDG SA (Utilities)                                       -       98,706
      -    1,931    6,825        -      8,756 Grupo Dragados SA (Industrial & Commercial)                          -      108,219
      -        -   10,375        -     10,375 Grupo Ferrovial SA (Industrial & Commercial)                         -      162,012
      -   11,410        -   46,480     57,890 Iberdrola SA (Utilities)                                       685,811      854,165
      -    1,641        -        -      1,641 Inmobiliaria Colonial (Real Estate)                                  -       21,796
      -       71      435        -        506 Metrovacesa SA (Real Estate)                                         -        6,541
      -    1,928        -        -      1,928 Metrovacesa SA (Real Estate)                                         -       30,962
      -        -    4,600        -      4,600 NH Hoteles S.A. (Information & Entertainment)                        -       61,179
      -    9,908        -    9,695     19,603 Repsol YPF SA (Energy)                                         179,779      363,508
      -    1,076        -        -      1,076 Sol Melia SA (Information & Entertainment)                           -       10,139
      -   17,829        -   51,769     69,598 Telefonica SA (Utilities)                                      876,383    1,178,205
      -        9        -    2,302      2,311 Telefonica SA ADR+ (Utilities)                                 115,699      115,699
      -    2,488        -        -      2,488 Telepizza (Consumer Discretionary)                                   -        5,651
      -    3,790        -        -      3,790 Union Fenosa SA (Utilities)                                          -       71,659
      -    6,399        -        -      6,399 Vallehermoso SA (Real Estate)                                        -       45,420
      -      539        -        -        539 Zardoya-Otis SA (Industrial & Commercial)                            -        5,122
                                              Sweden
 13,400        -        -        -     13,400 Assa Abloy AB (Materials)                                            -      233,220
      -      159    3,700        -      3,859 Assidoman AB (Materials)                                             -       85,037
      -      800        -        -        800 Atlas Copco AB (Industrial & Commercial)                             -       17,161
      -    1,300        -        -      1,300 Atlas Copco AB (Industrial & Commercial)                             -       28,773
      -        -    2,600        -      2,600 Autoliv, Inc. (Consumer Discretionary)                               -       51,970

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -    2,590        -        -      2,590 Castellum AB (Real Estate)
      -    2,530        -        -      2,530 Drott AB (Real Estate)
      -    3,300        -    6,830     10,130 Electrolux AB (Consumer Discretionary)
      -        -    7,000        -      7,000 Elekta AB (Healthcare)
      -   30,250        -   45,140     75,390 Ericsson LM Telecommunications Co., Class B
                                               (Information Technology)
      -        -    1,600        -      1,600 Getinge Industrier AB (Healthcare)
      -        -   16,200        -     16,200 Getinge Industrier AB (Healthcare)
      -        -      676        -        676 Haldex AB (Consumer Discretionary)
      -    8,000        -    9,540     17,540 Hennes & Mauritz AB (Consumer Discretionary)
      -      900        -        -        900 JM AB (Industrial & Commercial)
      -        -    2,150        -      2,150 Modern Times Group AB (Information & Entertainment)
      -        -    5,150        -      5,150 Munters AB (Industrial & Commercial)
      -    2,313        -        -      2,313 Nordea AB (Finance)
      -    2,700        -   69,023     71,723 Nordea AB (Finance)
      -      800        -        -        800 OM AB (Finance)
      -    2,800        -    1,720      4,520 Sandvik AB (Industrial & Commercial)
      -    4,000        -   26,094     30,094 Securitas AB (Information Technology)
      -    5,400        -        -      5,400 Skandia Forsakrings AB (Finance)
      -    1,500        -        -      1,500 Skandinaviska Enskilda Banken (SEB) (Finance)
      -    1,300        -        -      1,300 SKANSKA AB (Industrial & Commercial)
      -    1,000        -        -      1,000 SKF AB (Materials)
      -      400        -        -        400 Ssab Svenskt Stal AB (Materials)
      -    1,523        -        -      1,523 Svenska Cellulosa AB (Materials)
      -    2,200        -        -      2,200 Svenska Handelsbanken (Finance)
      -    1,800        -        -      1,800 Swedish Match AB (Consumer Staples)
      -      300        -        -        300 Tele2 AB (Information Technology)
      -    3,150        -        -      3,150 Telia AB (Information Technology)
      -    1,500        -        -      1,500 Trelleborg AB (Industrial & Commercial)
      -      500        -        -        500 Volvo AB (Consumer Discretionary)
      -    1,800        -        -      1,800 Volvo AB (Consumer Discretionary)
      -    4,050        -        -      4,050 Wihlborgs Fastigheter AB (Real Estate)
      -    3,300        -        -      3,300 Wm-Data AB (Information Technology)
                                              Switzerland                                                               3.0%    7.2%
      -    1,367        -    2,329      3,696 ABB AG (Industrial & Commercial)
    240      130        -      874      1,244 Adecco SA (Industrial & Commercial)
      -      880        -      554      1,434 Credit Suisse Group (Finance)
      -       45        -        -         45 Givaudan AG (Consumer Discretionary)
      -       11        -        -         11 Holderbank Financire Glarus AG (Finance)
      -       15        -        -         15 Holderbank Financire Glarus AG (Finance)
      -        -      590        -        590 Kaba Holdings AG (Information Technology)
      -        -      400        -        400 Kuoni Reisen Holding (Information & Entertainment)
      -        -      325        -        325 Logitech International SA (Information Technology)
      -      496        -      764      1,260 Nestle SA (Consumer Staples)
      -      550        -        -        550 Novartis AG (Healthcare)
      -       18        -        -         18 Roche Holdings AG (Healthcare)
      -       58        -       31         89 Roche Holdings AG (Healthcare)
    150        -        -        -        150 Serono SA (Healthcare)
      -        -      325        -        325 SEZ Holding AG (Information Technology)
      -       10        -        -         10 Sulzer AG (Industrial & Commercial)
    220       29        -        -        249 Swatch Group AG (Consumer Discretionary)
      -       61        -        -         61 Swiss Reinsurance  AG (Finance)
      -      274        -        -        274 Swisscom AG (Utilities)
      -               400        -        400 Swisslog Holding AG (Industrial & Commercial)
      -      266        -        -        266 Syngenta Novartis AG (Materials)
    355        -        -        -        355 Synthes-Stratec, Inc.+* (Healthcare)
      -    1,262        -    3,072      4,334 UBS AG (Finance)
      -        -      250        -        250 Unaxis Holding AG (Information Technology)
      -       33        -        -         33 Valora Holding AG (Consumer Discretionary)
      -      333        -        -        333 Zurich Financial Services AG (Finance)
      -        -        -        -            Taiwan                                                                    0.0%    0.1%
      -    9,582        -        -      9,582 Asustek Computer, Inc. (Information Technology)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -    2,590        -        -      2,590 Castellum AB (Real Estate)
      -    2,530        -        -      2,530 Drott AB (Real Estate)
      -    3,300        -    6,830     10,130 Electrolux AB (Consumer Discretionary)
      -        -    7,000        -      7,000 Elekta AB (Healthcare)
      -   30,250        -   45,140     75,390 Ericsson LM Telecommunications Co., Class B
                                               (Information Technology)
      -        -    1,600        -      1,600 Getinge Industrier AB (Healthcare)
      -        -   16,200        -     16,200 Getinge Industrier AB (Healthcare)
      -        -      676        -        676 Haldex AB (Consumer Discretionary)
      -    8,000        -    9,540     17,540 Hennes & Mauritz AB (Consumer Discretionary)
      -      900        -        -        900 JM AB (Industrial & Commercial)
      -        -    2,150        -      2,150 Modern Times Group AB (Information & Entertainment)
      -        -    5,150        -      5,150 Munters AB (Industrial & Commercial)
      -    2,313        -        -      2,313 Nordea AB (Finance)
      -    2,700        -   69,023     71,723 Nordea AB (Finance)
      -      800        -        -        800 OM AB (Finance)
      -    2,800        -    1,720      4,520 Sandvik AB (Industrial & Commercial)
      -    4,000        -   26,094     30,094 Securitas AB (Information Technology)
      -    5,400        -        -      5,400 Skandia Forsakrings AB (Finance)
      -    1,500        -        -      1,500 Skandinaviska Enskilda Banken (SEB) (Finance)
      -    1,300        -        -      1,300 SKANSKA AB (Industrial & Commercial)
      -    1,000        -        -      1,000 SKF AB (Materials)
      -      400        -        -        400 Ssab Svenskt Stal AB (Materials)
      -    1,523        -        -      1,523 Svenska Cellulosa AB (Materials)
      -    2,200        -        -      2,200 Svenska Handelsbanken (Finance)
      -    1,800        -        -      1,800 Swedish Match AB (Consumer Staples)
      -      300        -        -        300 Tele2 AB (Information Technology)
      -    3,150        -        -      3,150 Telia AB (Information Technology)
      -    1,500        -        -      1,500 Trelleborg AB (Industrial & Commercial)
      -      500        -        -        500 Volvo AB (Consumer Discretionary)
      -    1,800        -        -      1,800 Volvo AB (Consumer Discretionary)
      -    4,050        -        -      4,050 Wihlborgs Fastigheter AB (Real Estate)
      -    3,300        -        -      3,300 Wm-Data AB (Information Technology)
                                              Switzerland                                                   4.1%      3.3%      4.3%
      -    1,367        -    2,329      3,696 ABB AG (Industrial & Commercial)
    240      130        -      874      1,244 Adecco SA (Industrial & Commercial)
      -      880        -      554      1,434 Credit Suisse Group (Finance)
      -       45        -        -         45 Givaudan AG (Consumer Discretionary)
      -       11        -        -         11 Holderbank Financire Glarus AG (Finance)
      -       15        -        -         15 Holderbank Financire Glarus AG (Finance)
      -        -      590        -        590 Kaba Holdings AG (Information Technology)
      -        -      400        -        400 Kuoni Reisen Holding (Information & Entertainment)
      -        -      325        -        325 Logitech International SA (Information Technology)
      -      496        -      764      1,260 Nestle SA (Consumer Staples)
      -      550        -        -        550 Novartis AG (Healthcare)
      -       18        -        -         18 Roche Holdings AG (Healthcare)
      -       58        -       31         89 Roche Holdings AG (Healthcare)
    150        -        -        -        150 Serono SA (Healthcare)
      -        -      325        -        325 SEZ Holding AG (Information Technology)
      -       10        -        -         10 Sulzer AG (Industrial & Commercial)
    220       29        -        -        249 Swatch Group AG (Consumer Discretionary)
      -       61        -        -         61 Swiss Reinsurance  AG (Finance)
      -      274        -        -        274 Swisscom AG (Utilities)
      -               400        -        400 Swisslog Holding AG (Industrial & Commercial)
      -      266        -        -        266 Syngenta Novartis AG (Materials)
    355        -        -        -        355 Synthes-Stratec, Inc.+* (Healthcare)
      -    1,262        -    3,072      4,334 UBS AG (Finance)
      -        -      250        -        250 Unaxis Holding AG (Information Technology)
      -       33        -        -         33 Valora Holding AG (Consumer Discretionary)
      -      333        -        -        333 Zurich Financial Services AG (Finance)
      -        -        -        -            Taiwan                                                        0.0%      0.1%      0.1%
      -    9,582        -        -      9,582 Asustek Computer, Inc. (Information Technology)
              Principal/Shares                                                                                  Market Value
---------------------------------------------                                                          --------------------------
        North             Style                                                                                North
        American Inter-   Select                                                                               American  Inter-
        Inter-   national Inter-                                                                               Inter-    national
Global  national Small    national  Pro Forma                                                          Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                       Equity  Equity    Cap
------- -------- -------- --------  --------- -------------------------------------------------------- ------- --------- --------
      -    2,590        -        -      2,590 Castellum AB (Real Estate)                                     -    25,127        -
      -    2,530        -        -      2,530 Drott AB (Real Estate)                                         -    26,395        -
      -    3,300        -    6,830     10,130 Electrolux AB (Consumer Discretionary)                         -    54,539        -
      -        -    7,000        -      7,000 Elekta AB (Healthcare)                                         -         -   42,317
      -   30,250        -   45,140     75,390 Ericsson LM Telecommunications Co., Class B
                                               (Information Technology)                                      -   194,667        -
      -        -    1,600        -      1,600 Getinge Industrier AB (Healthcare)                             -         -   26,209
      -        -   16,200        -     16,200 Getinge Industrier AB (Healthcare)                             -         -  265,367
      -        -      676        -        676 Haldex AB (Consumer Discretionary)                             -         -    5,800
      -    8,000        -    9,540     17,540 Hennes & Mauritz AB (Consumer Discretionary)                   -   134,945        -
      -      900        -        -        900 JM AB (Industrial & Commercial)                                -    20,096        -
      -        -    2,150        -      2,150 Modern Times Group AB (Information & Entertainment)            -         -   63,938
      -        -    5,150        -      5,150 Munters AB (Industrial & Commercial)                           -         -   81,347
      -    2,313        -        -      2,313 Nordea AB (Finance)                                            -    13,852        -
      -    2,700        -   69,023     71,723 Nordea AB (Finance)                                            -    16,322        -
      -      800        -        -        800 OM AB (Finance)                                                -    15,328        -
      -    2,800        -    1,720      4,520 Sandvik AB (Industrial & Commercial)                           -    64,977        -
      -    4,000        -   26,094     30,094 Securitas AB (Information Technology)                          -    77,808        -
      -    5,400        -        -      5,400 Skandia Forsakrings AB (Finance)                               -    58,707        -
      -    1,500        -        -      1,500 Skandinaviska Enskilda Banken (SEB) (Finance)                  -    13,894        -
      -    1,300        -        -      1,300 SKANSKA AB (Industrial & Commercial)                           -    50,702        -
      -    1,000        -        -      1,000 SKF AB (Materials)                                             -    17,794        -
      -      400        -        -        400 Ssab Svenskt Stal AB (Materials)                               -     3,705        -
      -    1,523        -        -      1,523 Svenska Cellulosa AB (Materials)                               -    32,818        -
      -    2,200        -        -      2,200 Svenska Handelsbanken (Finance)                                -    32,820        -
      -    1,800        -        -      1,800 Swedish Match AB (Consumer Staples)                            -     7,880        -
      -      300        -        -        300 Tele2 AB (Information Technology)                              -    11,700        -
      -    3,150        -        -      3,150 Telia AB (Information Technology)                              -    21,653        -
      -    1,500        -        -      1,500 Trelleborg AB (Industrial & Commercial)                        -    11,189        -
      -      500        -        -        500 Volvo AB (Consumer Discretionary)                              -     8,166        -
      -    1,800        -        -      1,800 Volvo AB (Consumer Discretionary)                              -    30,275        -
      -    4,050        -        -      4,050 Wihlborgs Fastigheter AB (Real Estate)                         -     5,410        -
      -    3,300        -        -      3,300 Wm-Data AB (Information Technology)                            -    13,868        -
                                              Switzerland
      -    1,367        -    2,329      3,696 ABB AG (Industrial & Commercial)                               -    98,496        -
    240      130        -      874      1,244 Adecco SA (Industrial & Commercial)                      145,258    78,681        -
      -      880        -      554      1,434 Credit Suisse Group (Finance)                                  -   164,095        -
      -       45        -        -         45 Givaudan AG (Consumer Discretionary)                           -    11,880        -
      -       11        -        -         11 Holderbank Financire Glarus AG (Finance)                       -     3,348        -
      -       15        -        -         15 Holderbank Financire Glarus AG (Finance)                       -    16,903        -
      -        -      590        -        590 Kaba Holdings AG (Information Technology)                      -         -  147,598
      -        -      400        -        400 Kuoni Reisen Holding (Information & Entertainment)             -         -  175,001
      -        -      325        -        325 Logitech International SA (Information Technology)             -         -   99,288
      -      496        -      764      1,260 Nestle SA (Consumer Staples)                                   - 1,026,967        -
      -      550        -        -        550 Novartis AG (Healthcare)                                       -   854,714        -
      -       18        -        -         18 Roche Holdings AG (Healthcare)                                 -   143,182        -
      -       58        -       31         89 Roche Holdings AG (Healthcare)                                 -   416,566        -
    150        -        -        -        150 Serono SA (Healthcare)                                   123,642         -        -
      -        -      325        -        325 SEZ Holding AG (Information Technology)                        -         -  204,196
      -       10        -        -         10 Sulzer AG (Industrial & Commercial)                            -     5,822        -
    220       29        -        -        249 Swatch Group AG (Consumer Discretionary)                 243,606    32,112        -
      -       61        -        -         61 Swiss Reinsurance  AG (Finance)                                -   120,077        -
      -      274        -        -        274 Swisscom AG (Utilities)                                        -    71,230        -
      -               400        -        400 Swisslog Holding AG (Industrial & Commercial)                  -         -  107,214
      -      266        -        -        266 Syngenta Novartis AG (Materials)                               -    13,477        -
    355        -        -        -        355 Synthes-Stratec, Inc.+* (Healthcare)                     211,586         -        -
      -    1,262        -    3,072      4,334 UBS AG (Finance)                                               -   192,044        -
      -        -      250        -        250 Unaxis Holding AG (Information Technology)                     -         -   44,600
      -       33        -        -         33 Valora Holding AG (Consumer Discretionary)                     -     5,764        -
      -      333        -        -        333 Zurich Financial Services AG (Finance)                         -   118,432        -
      -        -        -        -            Taiwan
      -    9,582        -        -      9,582 Asustek Computer, Inc. (Information Technology)                -    43,981        -
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -    2,590        -        -      2,590 Castellum AB (Real Estate)                                           -       25,127
      -    2,530        -        -      2,530 Drott AB (Real Estate)                                               -       26,395
      -    3,300        -    6,830     10,130 Electrolux AB (Consumer Discretionary)                         112,879      167,418
      -        -    7,000        -      7,000 Elekta AB (Healthcare)                                               -       42,317
      -   30,250        -   45,140     75,390 Ericsson LM Telecommunications Co., Class B
                                               (Information Technology)                                       290,488      485,155
      -        -    1,600        -      1,600 Getinge Industrier AB (Healthcare)                                   -       26,209
      -        -   16,200        -     16,200 Getinge Industrier AB (Healthcare)                                   -      265,367
      -        -      676        -        676 Haldex AB (Consumer Discretionary)                                   -        5,800
      -    8,000        -    9,540     17,540 Hennes & Mauritz AB (Consumer Discretionary)                   160,922      295,867
      -      900        -        -        900 JM AB (Industrial & Commercial)                                      -       20,096
      -        -    2,150        -      2,150 Modern Times Group AB (Information & Entertainment)                  -       63,938
      -        -    5,150        -      5,150 Munters AB (Industrial & Commercial)                                 -       81,347
      -    2,313        -        -      2,313 Nordea AB (Finance)                                                  -       13,852
      -    2,700        -   69,023     71,723 Nordea AB (Finance)                                            417,261      433,583
      -      800        -        -        800 OM AB (Finance)                                                      -       15,328
      -    2,800        -    1,720      4,520 Sandvik AB (Industrial & Commercial)                            39,914      104,891
      -    4,000        -   26,094     30,094 Securitas AB (Information Technology)                          507,581      585,389
      -    5,400        -        -      5,400 Skandia Forsakrings AB (Finance)                                     -       58,707
      -    1,500        -        -      1,500 Skandinaviska Enskilda Banken (SEB) (Finance)                        -       13,894
      -    1,300        -        -      1,300 SKANSKA AB (Industrial & Commercial)                                 -       50,702
      -    1,000        -        -      1,000 SKF AB (Materials)                                                   -       17,794
      -      400        -        -        400 Ssab Svenskt Stal AB (Materials)                                     -        3,705
      -    1,523        -        -      1,523 Svenska Cellulosa AB (Materials)                                     -       32,818
      -    2,200        -        -      2,200 Svenska Handelsbanken (Finance)                                      -       32,820
      -    1,800        -        -      1,800 Swedish Match AB (Consumer Staples)                                  -        7,880
      -      300        -        -        300 Tele2 AB (Information Technology)                                    -       11,700
      -    3,150        -        -      3,150 Telia AB (Information Technology)                                    -       21,653
      -    1,500        -        -      1,500 Trelleborg AB (Industrial & Commercial)                              -       11,189
      -      500        -        -        500 Volvo AB (Consumer Discretionary)                                    -        8,166
      -    1,800        -        -      1,800 Volvo AB (Consumer Discretionary)                                    -       30,275
      -    4,050        -        -      4,050 Wihlborgs Fastigheter AB (Real Estate)                               -        5,410
      -    3,300        -        -      3,300 Wm-Data AB (Information Technology)                                  -       13,868
                                              Switzerland
      -    1,367        -    2,329      3,696 ABB AG (Industrial & Commercial)                               167,810      266,306
    240      130        -      874      1,244 Adecco SA (Industrial & Commercial)                            528,979      752,918
      -      880        -      554      1,434 Credit Suisse Group (Finance)                                  103,305      267,400
      -       45        -        -         45 Givaudan AG (Consumer Discretionary)                                 -       11,880
      -       11        -        -         11 Holderbank Financire Glarus AG (Finance)                             -        3,348
      -       15        -        -         15 Holderbank Financire Glarus AG (Finance)                             -       16,903
      -        -      590        -        590 Kaba Holdings AG (Information Technology)                            -      147,598
      -        -      400        -        400 Kuoni Reisen Holding (Information & Entertainment)                   -      175,001
      -        -      325        -        325 Logitech International SA (Information Technology)                   -       99,288
      -      496        -      764      1,260 Nestle SA (Consumer Staples)                                 1,581,859    2,608,826
      -      550        -        -        550 Novartis AG (Healthcare)                                             -      854,714
      -       18        -        -         18 Roche Holdings AG (Healthcare)                                       -      143,182
      -       58        -       31         89 Roche Holdings AG (Healthcare)                                 222,648      639,214
    150        -        -        -        150 Serono SA (Healthcare)                                               -      123,642
      -        -      325        -        325 SEZ Holding AG (Information Technology)                              -      204,196
      -       10        -        -         10 Sulzer AG (Industrial & Commercial)                                  -        5,822
    220       29        -        -        249 Swatch Group AG (Consumer Discretionary)                             -      275,718
      -       61        -        -         61 Swiss Reinsurance  AG (Finance)                                      -      120,077
      -      274        -        -        274 Swisscom AG (Utilities)                                              -       71,230
      -               400        -        400 Swisslog Holding AG (Industrial & Commercial)                        -      107,214
      -      266        -        -        266 Syngenta Novartis AG (Materials)                                     -       13,477
    355        -        -        -        355 Synthes-Stratec, Inc.+* (Healthcare)                                 -      211,586
      -    1,262        -    3,072      4,334 UBS AG (Finance)                                               467,480      659,524
      -        -      250        -        250 Unaxis Holding AG (Information Technology)                           -       44,600
      -       33        -        -         33 Valora Holding AG (Consumer Discretionary)                           -        5,764
      -      333        -        -        333 Zurich Financial Services AG (Finance)                               -      118,432
      -        -        -        -            Taiwan
      -    9,582        -        -      9,582 Asustek Computer, Inc. (Information Technology)                      -       43,981

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -        -        -    2,800      2,800 Sunplus Technology Co. Ltd. GDR + (Information
                                               Technology)
      -        -        -   10,800     10,800 Sunplus Technology Co. Ltd. GDR +* (Information
                                               Technology)
      -        -        -        -            United Kingdom                                                            9.1%   21.7%
      -    2,677        -        -      2,677 3I Group PLC (Finance)
      -    5,501        -    3,980      9,481 Abbey National PLC (Finance)
      -        -   24,125        -     24,125 Acambis PLC (Healthcare)
 23,425        -        -        -     23,425 Aegis Group PLC (Information & Entertainment)
      -        -   22,050        -     22,050 Airtours PLC (Information & Entertainment)
      -    4,233        -        -      4,233 Amersham PLC (Healthcare)
      -        -   16,200        -     16,200 Amey PLC (Industrial & Commercial)
  7,500    2,544        -        -     10,044 Amvescap PLC (Finance)
 18,000    4,089        -        -     22,089 ARM Holdings PLC (Information Technology)
      -   11,995        -   11,165     23,160 AstraZeneca PLC (Healthcare)
      -        -        -    1,000      1,000 Autonomy Corp.+ (Information Technology)
      -    7,043        -        -      7,043 BAA PLC (Industrial & Commercial)
      -   18,372        -  111,764    130,136 BAE Systems PLC (Industrial & Commercial)
      -    7,109        -   19,361     26,470 Barclays PLC (Finance)
      -    7,239        -        -      7,239 Bass PLC (Multi-industry)
      -   23,981        -    6,483     30,464 BG Group PLC (Utilities)
      -        -    8,625        -      8,625 Bloomsbury Publishing PLC (Information & Entertainment)
      -      814        -        -        814 Blue Circle Industries PLC (Industrial & Commercial)
      -    3,500        -        -      3,500 BOC Group PLC (Materials)
      -    4,949        -        -      4,949 Boots Co PLC (Consumer Discretionary)
      -  178,879        -   33,000    211,879 BP Amoco PLC (Energy)
  2,800        -        -   10,899     13,699 BP Amoco PLC ADR (Energy)
      -   20,704        -        -     20,704 British Airways PLC (Industrial & Commercial)
      -    9,634        -        -      9,634 British American Tobacco PLC (Consumer Staples)
      -        -   51,950        -     51,950 British Energy PLC (Energy)
      -    7,990        -        -      7,990 British Land Company PLC (Real Estate)
      -    8,546        -        -      8,546 British SKY Broadcasting PLC (Information &
                                               Entertainment)
      -   50,193        -        -     50,193 British Telecommunications PLC (Information Technology)
      -      437        -        -        437 Bunzl PLC (Materials)
 21,000        -        -   17,227     38,227 Cable & Wireless PLC (Information Technology)
      -   17,928        -   28,525     46,453 Cadbury Schweppes PLC (Consumer Staples)
      -    1,977        -        -      1,977 Canary Wharf Group PLC (Real Estate)
      -    5,904        -        -      5,904 Capita Group PLC (Industrial & Commercial)
      -    3,591        -        -      3,591 Carlton Communications PLC (Information & Entertainment)
      -        -   84,475        -     84,475 Carphone Warehouse Group PLC (Information Technology)
      -        -   18,100        -     18,100 Cedar Group PLC (Information Technology)
      -        -        -   29,507     29,507 Celltech Group PLC+ (Healthcare)
      -   22,808        -   13,500     36,308 Centrica PLC (Utilities)
      -   10,691        -        -     10,691 CGNU PLC (Finance)
      -    5,161        -        -      5,161 Chelsfield PLC (Real Estate)
 17,000   14,672        -   83,770    115,442 Compass Group PLC+ (Consumer Discretionary)
      -    3,993        -        -      3,993 Corus Group PLC (Materials)
      -        -        -   10,000     10,000 David S. Smith Holdings PLC (Materials)
      -        -   27,650        -     27,650 Debenhams PLC (Consumer Discretionary)
      -        -    7,375        -      7,375 DFS Furniture PLC (Consumer Discretionary)
      -   31,661        -   63,499     95,160 Diageo PLC (Consumer Staples)
 12,000        -        -    5,500     17,500 Dimension Data Holdings PLC (Information Technology)
      -   11,032        -   30,523     41,555 Dixons Group PLC (Consumer Discretionary)
      -        -    5,700        -      5,700 easyJet PLC (Industrial & Commercial)
      -        -   29,750        -     29,750 Eidos PLC (Information & Entertainment)
      -        -        -   14,420     14,420 Electrocomponents PLC (Information Technology)
      -        -   27,675        -     27,675 Electronics Boutique PLC (Consumer Discretionary)
      -    3,902        -        -      3,902 EMI Group PLC (Information & Entertainment)
 27,875        -        -        -     27,875 Energis PLC (Information Technology)
      -        -   52,600        -     52,600 First Choice Holidays PLC (Information & Entertainment)
      -        -   11,000        -     11,000 Fitness First PLC (Information & Entertainment)
      -        -    4,650        -      4,650 Galen Holdings PLC (Healthcare)
      -    8,995        -    2,000     10,995 GKN PLC (Consumer Discretionary)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -        -        -    2,800      2,800 Sunplus Technology Co. Ltd. GDR + (Information
                                               Technology)
      -        -        -   10,800     10,800 Sunplus Technology Co. Ltd. GDR +* (Information
                                               Technology)
      -        -        -        -            United Kingdom                                               18.4%     18.4%     18.0%
      -    2,677        -        -      2,677 3I Group PLC (Finance)
      -    5,501        -    3,980      9,481 Abbey National PLC (Finance)
      -        -   24,125        -     24,125 Acambis PLC (Healthcare)
 23,425        -        -        -     23,425 Aegis Group PLC (Information & Entertainment)
      -        -   22,050        -     22,050 Airtours PLC (Information & Entertainment)
      -    4,233        -        -      4,233 Amersham PLC (Healthcare)
      -        -   16,200        -     16,200 Amey PLC (Industrial & Commercial)
  7,500    2,544        -        -     10,044 Amvescap PLC (Finance)
 18,000    4,089        -        -     22,089 ARM Holdings PLC (Information Technology)
      -   11,995        -   11,165     23,160 AstraZeneca PLC (Healthcare)
      -        -        -    1,000      1,000 Autonomy Corp.+ (Information Technology)
      -    7,043        -        -      7,043 BAA PLC (Industrial & Commercial)
      -   18,372        -  111,764    130,136 BAE Systems PLC (Industrial & Commercial)
      -    7,109        -   19,361     26,470 Barclays PLC (Finance)
      -    7,239        -        -      7,239 Bass PLC (Multi-industry)
      -   23,981        -    6,483     30,464 BG Group PLC (Utilities)
      -        -    8,625        -      8,625 Bloomsbury Publishing PLC (Information & Entertainment)
      -      814        -        -        814 Blue Circle Industries PLC (Industrial & Commercial)
      -    3,500        -        -      3,500 BOC Group PLC (Materials)
      -    4,949        -        -      4,949 Boots Co PLC (Consumer Discretionary)
      -  178,879        -   33,000    211,879 BP Amoco PLC (Energy)
  2,800        -        -   10,899     13,699 BP Amoco PLC ADR (Energy)
      -   20,704        -        -     20,704 British Airways PLC (Industrial & Commercial)
      -    9,634        -        -      9,634 British American Tobacco PLC (Consumer Staples)
      -        -   51,950        -     51,950 British Energy PLC (Energy)
      -    7,990        -        -      7,990 British Land Company PLC (Real Estate)
      -    8,546        -        -      8,546 British SKY Broadcasting PLC (Information &
                                               Entertainment)
      -   50,193        -        -     50,193 British Telecommunications PLC (Information Technology)
      -      437        -        -        437 Bunzl PLC (Materials)
 21,000        -        -   17,227     38,227 Cable & Wireless PLC (Information Technology)
      -   17,928        -   28,525     46,453 Cadbury Schweppes PLC (Consumer Staples)
      -    1,977        -        -      1,977 Canary Wharf Group PLC (Real Estate)
      -    5,904        -        -      5,904 Capita Group PLC (Industrial & Commercial)
      -    3,591        -        -      3,591 Carlton Communications PLC (Information & Entertainment)
      -        -   84,475        -     84,475 Carphone Warehouse Group PLC (Information Technology)
      -        -   18,100        -     18,100 Cedar Group PLC (Information Technology)
      -        -        -   29,507     29,507 Celltech Group PLC+ (Healthcare)
      -   22,808        -   13,500     36,308 Centrica PLC (Utilities)
      -   10,691        -        -     10,691 CGNU PLC (Finance)
      -    5,161        -        -      5,161 Chelsfield PLC (Real Estate)
 17,000   14,672        -   83,770    115,442 Compass Group PLC+ (Consumer Discretionary)
      -    3,993        -        -      3,993 Corus Group PLC (Materials)
      -        -        -   10,000     10,000 David S. Smith Holdings PLC (Materials)
      -        -   27,650        -     27,650 Debenhams PLC (Consumer Discretionary)
      -        -    7,375        -      7,375 DFS Furniture PLC (Consumer Discretionary)
      -   31,661        -   63,499     95,160 Diageo PLC (Consumer Staples)
 12,000        -        -    5,500     17,500 Dimension Data Holdings PLC (Information Technology)
      -   11,032        -   30,523     41,555 Dixons Group PLC (Consumer Discretionary)
      -        -    5,700        -      5,700 easyJet PLC (Industrial & Commercial)
      -        -   29,750        -     29,750 Eidos PLC (Information & Entertainment)
      -        -        -   14,420     14,420 Electrocomponents PLC (Information Technology)
      -        -   27,675        -     27,675 Electronics Boutique PLC (Consumer Discretionary)
      -    3,902        -        -      3,902 EMI Group PLC (Information & Entertainment)
 27,875        -        -        -     27,875 Energis PLC (Information Technology)
      -        -   52,600        -     52,600 First Choice Holidays PLC (Information & Entertainment)
      -        -   11,000        -     11,000 Fitness First PLC (Information & Entertainment)
      -        -    4,650        -      4,650 Galen Holdings PLC (Healthcare)
      -    8,995        -    2,000     10,995 GKN PLC (Consumer Discretionary)
              Principal/Shares                                                                                  Market Value
---------------------------------------------                                                          --------------------------
        North             Style                                                                                North
        American Inter-   Select                                                                               American  Inter-
        Inter-   national Inter-                                                                               Inter-    national
Global  national Small    national  Pro Forma                                                          Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                       Equity  Equity    Cap
------- -------- -------- --------  --------- -------------------------------------------------------- ------- --------- --------
      -        -        -    2,800      2,800 Sunplus Technology Co. Ltd. GDR + (Information
                                               Technology)                                                   -         -        -
      -        -        -   10,800     10,800 Sunplus Technology Co. Ltd. GDR +* (Information
                                               Technology)                                                   -         -        -
      -        -        -        -            United Kingdom
      -    2,677        -        -      2,677 3I Group PLC (Finance)                                         -    48,174        -
      -    5,501        -    3,980      9,481 Abbey National PLC (Finance)                                   -    97,578        -
      -        -   24,125        -     24,125 Acambis PLC (Healthcare)                                       -         -   42,793
 23,425        -        -        -     23,425 Aegis Group PLC (Information & Entertainment)             45,908         -        -
      -        -   22,050        -     22,050 Airtours PLC (Information & Entertainment)                     -         -  100,305
      -    4,233        -        -      4,233 Amersham PLC (Healthcare)                                      -    32,275        -
      -        -   16,200        -     16,200 Amey PLC (Industrial & Commercial)                             -         -   93,206
  7,500    2,544        -        -     10,044 Amvescap PLC (Finance)                                   139,688    47,382        -
 18,000    4,089        -        -     22,089 ARM Holdings PLC (Information Technology)                 98,876    22,461        -
      -   11,995        -   11,165     23,160 AstraZeneca PLC (Healthcare)                                   -   558,349        -
      -        -        -    1,000      1,000 Autonomy Corp.+ (Information Technology)                       -         -        -
      -    7,043        -        -      7,043 BAA PLC (Industrial & Commercial)                              -    61,861        -
      -   18,372        -  111,764    130,136 BAE Systems PLC (Industrial & Commercial)                      -    86,991        -
      -    7,109        -   19,361     26,470 Barclays PLC (Finance)                                         -   228,812        -
      -    7,239        -        -      7,239 Bass PLC (Multi-industry)                                      -    79,633        -
      -   23,981        -    6,483     30,464 BG Group PLC (Utilities)                                       -    94,338        -
      -        -    8,625        -      8,625 Bloomsbury Publishing PLC (Information & Entertainment)        -         -   92,289
      -      814        -        -        814 Blue Circle Industries PLC (Industrial & Commercial)           -     5,618        -
      -    3,500        -        -      3,500 BOC Group PLC (Materials)                                      -    51,469        -
      -    4,949        -        -      4,949 Boots Co PLC (Consumer Discretionary)                          -    43,716        -
      -  178,879        -   33,000    211,879 BP Amoco PLC (Energy)                                          - 1,604,410        -
  2,800        -        -   10,899     13,699 BP Amoco PLC ADR (Energy)                                151,424         -        -
      -   20,704        -        -     20,704 British Airways PLC (Industrial & Commercial)                  -   167,929        -
      -    9,634        -        -      9,634 British American Tobacco PLC (Consumer Staples)                -    48,580        -
      -        -   51,950        -     51,950 British Energy PLC (Energy)                                    -         -  228,146
      -    7,990        -        -      7,990 British Land Company PLC (Real Estate)                         -    53,262        -
      -    8,546        -        -      8,546 British SKY Broadcasting PLC (Information &
                                               Entertainment)                                                -   106,969        -
      -   50,193        -        -     50,193 British Telecommunications PLC (Information Technology)        -   400,650        -
      -      437        -        -        437 Bunzl PLC (Materials)                                          -     2,558        -
 21,000        -        -   17,227     38,227 Cable & Wireless PLC (Information Technology)            154,258         -        -
      -   17,928        -   28,525     46,453 Cadbury Schweppes PLC (Consumer Staples)                       -   110,534        -
      -    1,977        -        -      1,977 Canary Wharf Group PLC (Real Estate)                           -    15,272        -
      -    5,904        -        -      5,904 Capita Group PLC (Industrial & Commercial)                     -    41,764        -
      -    3,591        -        -      3,591 Carlton Communications PLC (Information & Entertainment)       -    21,935        -
      -        -   84,475        -     84,475 Carphone Warehouse Group PLC (Information Technology)          -         -  160,718
      -        -   18,100        -     18,100 Cedar Group PLC (Information Technology)                       -         -   72,109
      -        -        -   29,507     29,507 Celltech Group PLC+ (Healthcare)                               -         -        -
      -   22,808        -   13,500     36,308 Centrica PLC (Utilities)                                       -    77,244        -
      -   10,691        -        -     10,691 CGNU PLC (Finance)                                             -   148,347        -
      -    5,161        -        -      5,161 Chelsfield PLC (Real Estate)                                   -    26,588        -
 17,000   14,672        -   83,770    115,442 Compass Group PLC+ (Consumer Discretionary)              130,347   112,497        -
      -    3,993        -        -      3,993 Corus Group PLC (Materials)                                    -     4,084        -
      -        -        -   10,000     10,000 David S. Smith Holdings PLC (Materials)                        -         -        -
      -        -   27,650        -     27,650 Debenhams PLC (Consumer Discretionary)                         -         -  174,035
      -        -    7,375        -      7,375 DFS Furniture PLC (Consumer Discretionary)                     -         -   44,859
      -   31,661        -   63,499     95,160 Diageo PLC (Consumer Staples)                                  -   332,889        -
 12,000        -        -    5,500     17,500 Dimension Data Holdings PLC (Information Technology)      56,819         -        -
      -   11,032        -   30,523     41,555 Dixons Group PLC (Consumer Discretionary)                      -    38,506        -
      -        -    5,700        -      5,700 easyJet PLC (Industrial & Commercial)                          -         -   32,534
      -        -   29,750        -     29,750 Eidos PLC (Information & Entertainment)                        -         -  124,268
      -        -        -   14,420     14,420 Electrocomponents PLC (Information Technology)                 -         -        -
      -        -   27,675        -     27,675 Electronics Boutique PLC (Consumer Discretionary)              -         -   32,067
      -    3,902        -        -      3,902 EMI Group PLC (Information & Entertainment)                    -    24,783        -
 27,875        -        -        -     27,875 Energis PLC (Information Technology)                     145,146         -        -
      -        -   52,600        -     52,600 First Choice Holidays PLC (Information & Entertainment)        -         -  127,223
      -        -   11,000        -     11,000 Fitness First PLC. (Information & Entertainment)               -         -   85,444
      -        -    4,650        -      4,650 Galen Holdings PLC (Healthcare)                                -         -   58,173
      -    8,995        -    2,000     10,995 GKN PLC (Consumer Discretionary)                               -    97,084        -
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -        -        -    2,800      2,800 Sunplus Technology Co. Ltd. GDR + (Information
                                               Technology)                                                    26,600       26,600
      -        -        -   10,800     10,800 Sunplus Technology Co. Ltd. GDR +* (Information
                                               Technology)                                                   102,600      102,600
      -        -        -        -            United Kingdom
      -    2,677        -        -      2,677 3I Group PLC (Finance)                                               -       48,174
      -    5,501        -    3,980      9,481 Abbey National PLC (Finance)                                    70,598      168,176
      -        -   24,125        -     24,125 Acambis PLC (Healthcare)                                             -       42,793
 23,425        -        -        -     23,425 Aegis Group PLC (Information & Entertainment)                        -       45,908
      -        -   22,050        -     22,050 Airtours PLC (Information & Entertainment)                           -      100,305
      -    4,233        -        -      4,233 Amersham PLC (Healthcare)                                            -       32,275
      -        -   16,200        -     16,200 Amey PLC (Industrial & Commercial)                                   -       93,206
  7,500    2,544        -        -     10,044 Amvescap PLC (Finance)                                               -      187,070
 18,000    4,089        -        -     22,089 ARM Holdings PLC (Information Technology)                            -      121,337
      -   11,995        -   11,165     23,160 AstraZeneca PLC (Healthcare)                                   519,714    1,078,063
      -        -        -    1,000      1,000 Autonomy Corp.+ (Information Technology)                         8,454        8,454
      -    7,043        -        -      7,043 BAA PLC (Industrial & Commercial)                                    -       61,861
      -   18,372        -  111,764    130,136 BAE Systems PLC (Industrial & Commercial)                      529,198      616,189
      -    7,109        -   19,361     26,470 Barclays PLC (Finance)                                         623,158      851,970
      -    7,239        -        -      7,239 Bass PLC (Multi-industry)                                                    79,633
      -   23,981        -    6,483     30,464 BG Group PLC (Utilities)                                        25,503      119,841
      -        -    8,625        -      8,625 Bloomsbury Publishing PLC (Information & Entertainment)              -       92,289
      -      814        -        -        814 Blue Circle Industries PLC (Industrial & Commercial)                 -        5,618
      -    3,500        -        -      3,500 BOC Group PLC (Materials)                                            -       51,469
      -    4,949        -        -      4,949 Boots Co PLC (Consumer Discretionary)                                -       43,716
      -  178,879        -   33,000    211,879 BP Amoco PLC (Energy)                                          295,985    1,900,395
  2,800        -        -   10,899     13,699 BP Amoco PLC ADR (Energy)                                      589,418      740,842
      -   20,704        -        -     20,704 British Airways PLC (Industrial & Commercial)                        -      167,929
      -    9,634        -        -      9,634 British American Tobacco PLC (Consumer Staples)                      -       48,580
      -        -   51,950        -     51,950 British Energy PLC (Energy)                                          -      228,146
      -    7,990        -        -      7,990 British Land Company PLC (Real Estate)                               -       53,262
      -    8,546        -        -      8,546 British SKY Broadcasting PLC (Information &
                                               Entertainment)                                                      -      106,969
      -   50,193        -        -     50,193 British Telecommunications PLC (Information Technology)              -      400,650
      -      437        -        -        437 Bunzl PLC (Materials)                                                -        2,558
 21,000        -        -   17,227     38,227 Cable & Wireless PLC (Information Technology)                  126,543      280,801
      -   17,928        -   28,525     46,453 Cadbury Schweppes PLC (Consumer Staples)                       175,870      286,404
      -    1,977        -        -      1,977 Canary Wharf Group PLC (Real Estate)                                 -       15,272
      -    5,904        -        -      5,904 Capita Group PLC (Industrial & Commercial)                           -       41,764
      -    3,591        -        -      3,591 Carlton Communications PLC (Information & Entertainment)             -       21,935
      -        -   84,475        -     84,475 Carphone Warehouse Group PLC (Information Technology)                -      160,718
      -        -   18,100        -     18,100 Cedar Group PLC (Information Technology)                             -       72,109
      -        -        -   29,507     29,507 Celltech Group PLC+ (Healthcare)                               510,738      510,738
      -   22,808        -   13,500     36,308 Centrica PLC (Utilities)                                        45,721      122,965
      -   10,691        -        -     10,691 CGNU PLC (Finance)                                                   -      148,347
      -    5,161        -        -      5,161 Chelsfield PLC (Real Estate)                                         -       26,588
 17,000   14,672        -   83,770    115,442 Compass Group PLC+ (Consumer Discretionary)                    642,305      885,149
      -    3,993        -        -      3,993 Corus Group PLC (Materials)                                          -        4,084
      -        -        -   10,000     10,000 David S. Smith Holdings PLC (Materials)                         21,672       21,672
      -        -   27,650        -     27,650 Debenhams PLC (Consumer Discretionary)                               -      174,035
      -        -    7,375        -      7,375 DFS Furniture PLC (Consumer Discretionary)                           -       44,859
      -   31,661        -   63,499     95,160 Diageo PLC (Consumer Staples)                                  667,640    1,000,529
 12,000        -        -    5,500     17,500 Dimension Data Holdings PLC (Information Technology)            26,042       82,861
      -   11,032        -   30,523     41,555 Dixons Group PLC (Consumer Discretionary)                      106,538      145,044
      -        -    5,700        -      5,700 easyJet PLC (Industrial & Commercial)                                -       32,534
      -        -   29,750        -     29,750 Eidos PLC (Information & Entertainment)                              -      124,268
      -        -        -   14,420     14,420 Electrocomponents PLC (Information Technology)                 127,686      127,686
      -        -   27,675        -     27,675 Electronics Boutique PLC (Consumer Discretionary)                    -       32,067
      -    3,902        -        -      3,902 EMI Group PLC (Information & Entertainment)                          -       24,783
 27,875        -        -        -     27,875 Energis PLC (Information Technology)                                 -      145,146
      -        -   52,600        -     52,600 First Choice Holidays PLC (Information & Entertainment)              -      127,223
      -        -   11,000        -     11,000 Fitness First PLC. (Information & Entertainment)                     -       85,444
      -        -    4,650        -      4,650 Galen Holdings PLC (Healthcare)                                      -       58,173
      -    8,995        -    2,000     10,995 GKN PLC (Consumer Discretionary)                                21,586      118,670

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
--------------------------------------------
       North             Style                                                                                             North
       American Inter-   Select                                                                                            American
       Inter-   national Inter-                                                                              Matur-        Inter-
Global national Small    national  Pro Forma                                                                 ity    Global national
Equity Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------ -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ --------
10,900   49,684       -   102,321  162,905   Glaxosmithkline PLC (Healthcare)
     -        -  14,750         -   14,750   Go-Ahead Group PLC (Industrial & Commercial)
     -   14,672       -    87,939  102,611   Granada PLC (Information & Entertainment)
     -    5,319       -         -    5,319   Grantchester Holdings PLC (Real Estate)
     -    3,642       -         -    3,642   Great Portland Estates PLC (Real Estate)
     -    7,108       -         -    7,108   Great Universal Stores PLC (Consumer Discretionary)
     -    8,987       -         -    8,987   Halifax Group PLC (Finance)
     -    2,910       -         -    2,910   Hammerson PLC (Real Estate)
     -      964       -         -      964   Hanson PLC (Industrial & Commercial)
     -   11,253       -    21,004   32,257   Hays PLC (Industrial & Commercial)
     -   13,719       -    10,000   23,719   Hilton Group PLC (Information & Entertainment)
     -        -  38,250         -   38,250   HIT Entertainment PLC (Information & Entertainment)
     -        -  76,500         -   76,500   House Of Fraser PLC (Consumer Discretionary)
     -        -       -     8,800    8,800   HSBC Holdings PLC  (Finance)
     -   36,205       -         -   36,205   HSBC Holdings PLC (Finance)
     -        -  18,650         -   18,650   Imagination Technologies Group PLC (Information Technology)
     -    7,165                 -    7,165   Imperial Chemical Industries PLC (Materials)
     -        -  54,150         -   54,150   Innogy Holdings PLC (Utilities)
     -    4,829                 -    4,829   International Power PLC (Utilities)
     -   27,067                 -   27,067   Invensys PLC (Industrial & Commercial)
     -        -     325         -      325   IONA TECHNOLOGIES PLC
     -        -  14,225         -   14,225   IQE PLC (Information Technology)
     -        -   4,525         -    4,525   JJB Sports PLC (Consumer Discretionary)
     -      196       -         -      196   Johnson Matthey PLC (Consumer Discretionary)
     -    8,493       -    24,480   32,973   Kingfisher PLC (Consumer Discretionary)
     -    6,388       -         -    6,388   Land Securities PLC (Real Estate)
     -   23,981       -    21,483   45,464   Lattice Group PLC (Energy)
     -   26,587       -         -   26,587   Legal & General Group PLC (Healthcare)
     -   20,571       -         -   20,571   Lloyds TSB Group PLC (Finance)
     -    1,823       -         -    1,823   Logica PLC (Information Technology)
     -    7,637       -         -    7,637   Marconi PLC (Information Technology)
     -   18,271       -         -   18,271   Marks & Spencer PLC (Consumer Discretionary)
15,400        -  21,125         -   36,525   Matalan PLC (Consumer Discretionary)
     -        -  30,650         -   30,650   Meggitt Holdings PLC (Industrial Commercial)
     -        -  52,900         -   52,900   MFI Furniture PLC (Consumer Discretionary)
     -    3,326       -         -    3,326   Misys PLC (Information technology)
     -    9,027       -         -    9,027   National Grid Group PLC (Utilities)
     -        -  11,850         -   11,850   Nestor Healthcare Group PLC (Healthcare)
     -        -  19,350         -   19,350   Northgate Information Solutions PLC (Information Technology)
     -    3,826       -         -    3,826   P&O Princess Cruises PLC (Information & Entertainment)
     -    3,826       -         -    3,826   P&O Princess Cruises PLC (Information & Entertainment)
 6,200    2,720       -         -    8,920   Pearson PLC (Information & Entertainment)
     -        -  33,450         -   33,450   Pearson PLC (Information & Entertainment)
     -        -       -    20,380   20,380   Powergen PLC (Utilities)
12,000    8,692       -         -   20,692   Prudential PLC (Finance)
     -      755       -         -      755   Psion PLC (Information Technology)
     -    2,932       -         -    2,932   Railtrack Group PLC (Industrial & Commercial)
17,000        -       -    63,179   80,179   Reckitt Benckiser PLC (Consumer Staples)
     -    5,034       -    86,000   91,034   Reed International PLC (Information & Entertainment)
     -   12,399       -         -   12,399   Rentokil Initial PLC (Multi-industry)
     -    7,061       -         -    7,061   Reuters Group PLC (Information Technology)
     -      539       -         -      539   Rexam PLC (Materials)
     -    6,322       -    23,959   30,281   Rio Tinto PLC (Materials)
     -      297       -         -      297   RMC Group PLC (Industrial & Commercial)
     -    9,737       -    76,213   85,950   Royal Bank of Scotland Group PLC (Finance)
     -    6,112       -         -    6,112   Sage Group PLC (Information Technology)
     -   11,579       -     8,280   19,859   Sainsbury (J) PLC (Consumer Discretionary)
     -    1,369       -         -    1,369   Schroders PLC/United Kingdom (Finance)
     -   11,249       -         -   11,249   Scottish Power PLC (Utilities)
     -        -  27,525         -   27,525   Selfridges PLC (Consumer Discretionary)
     -        -       -   187,216  187,216   Shell Transport & Trading Co. PLC (Energy)

              Principal/Shares
--------------------------------------------
       North             Style                                                                                 Style
       American Inter-   Select                                                                       Inter-   Select
       Inter-   national Inter-                                                                       national Inter-
Global national Small    national  Pro Forma                                                          Small    national Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                       Cap      Equity   Combined
------ -------- -------- --------  --------- -------------------------------------------------------- -------- -------- ---------
10,900   49,684       -   102,321  162,905   Glaxosmithkline PLC (Healthcare)
     -        -  14,750         -   14,750   Go-Ahead Group PLC (Industrial & Commercial)
     -   14,672       -    87,939  102,611   Granada PLC (Information & Entertainment)
     -    5,319       -         -    5,319   Grantchester Holdings PLC (Real Estate)
     -    3,642       -         -    3,642   Great Portland Estates PLC (Real Estate)
     -    7,108       -         -    7,108   Great Universal Stores PLC (Consumer Discretionary)
     -    8,987       -         -    8,987   Halifax Group PLC (Finance)
     -    2,910       -         -    2,910   Hammerson PLC (Real Estate)
     -      964       -         -      964   Hanson PLC (Industrial & Commercial)
     -   11,253       -    21,004   32,257   Hays PLC (Industrial & Commercial)
     -   13,719       -    10,000   23,719   Hilton Group PLC (Information & Entertainment)
     -        -  38,250         -   38,250   HIT Entertainment PLC (Information & Entertainment)
     -        -  76,500         -   76,500   House Of Fraser PLC (Consumer Discretionary)
     -        -       -     8,800    8,800   HSBC Holdings PLC  (Finance)
     -   36,205       -         -   36,205   HSBC Holdings PLC (Finance)
     -        -  18,650         -   18,650   Imagination Technologies Group PLC (Information Technology)
     -    7,165                 -    7,165   Imperial Chemical Industries PLC (Materials)
     -        -  54,150         -   54,150   Innogy Holdings PLC (Utilities)
     -    4,829                 -    4,829   International Power PLC (Utilities)
     -   27,067                 -   27,067   Invensys PLC (Industrial & Commercial)
     -        -     325         -      325   IONA TECHNOLOGIES PLC
     -        -  14,225         -   14,225   IQE PLC (Information Technology)
     -        -   4,525         -    4,525   JJB Sports PLC (Consumer Discretionary)
     -      196       -         -      196   Johnson Matthey PLC (Consumer Discretionary)
     -    8,493       -    24,480   32,973   Kingfisher PLC (Consumer Discretionary)
     -    6,388       -         -    6,388   Land Securities PLC (Real Estate)
     -   23,981       -    21,483   45,464   Lattice Group PLC (Energy)
     -   26,587       -         -   26,587   Legal & General Group PLC (Healthcare)
     -   20,571       -         -   20,571   Lloyds TSB Group PLC (Finance)
     -    1,823       -         -    1,823   Logica PLC (Information Technology)
     -    7,637       -         -    7,637   Marconi PLC (Information Technology)
     -   18,271       -         -   18,271   Marks & Spencer PLC (Consumer Discretionary)
15,400        -  21,125         -   36,525   Matalan PLC (Consumer Discretionary)
     -        -  30,650         -   30,650   Meggitt Holdings PLC (Industrial Commercial)
     -        -  52,900         -   52,900   MFI Furniture PLC (Consumer Discretionary)
     -    3,326       -         -    3,326   Misys PLC (Information technology)
     -    9,027       -         -    9,027   National Grid Group PLC (Utilities)
     -        -  11,850         -   11,850   Nestor Healthcare Group PLC (Healthcare)
     -        -  19,350         -   19,350   Northgate Information Solutions PLC (Information Technology)
     -    3,826       -         -    3,826   P&O Princess Cruises PLC (Information & Entertainment)
     -    3,826       -         -    3,826   P&O Princess Cruises PLC (Information & Entertainment)
 6,200    2,720       -         -    8,920   Pearson PLC (Information & Entertainment)
     -        -  33,450         -   33,450   Pearson PLC (Information & Entertainment)
     -        -       -    20,380   20,380   Powergen PLC (Utilities)
12,000    8,692       -         -   20,692   Prudential PLC (Finance)
     -      755       -         -      755   Psion PLC (Information Technology)
     -    2,932       -         -    2,932   Railtrack Group PLC (Industrial & Commercial)
17,000        -       -    63,179   80,179   Reckitt Benckiser PLC (Consumer Staples)
     -    5,034       -    86,000   91,034   Reed International PLC (Information & Entertainment)
     -   12,399       -         -   12,399   Rentokil Initial PLC (Multi-industry)
     -    7,061       -         -    7,061   Reuters Group PLC (Information Technology)
     -      539       -         -      539   Rexam PLC (Materials)
     -    6,322       -    23,959   30,281   Rio Tinto PLC (Materials)
     -      297       -         -      297   RMC Group PLC (Industrial & Commercial)
     -    9,737       -    76,213   85,950   Royal Bank of Scotland Group PLC (Finance)
     -    6,112       -         -    6,112   Sage Group PLC (Information Technology)
     -   11,579       -     8,280   19,859   Sainsbury (J) PLC (Consumer Discretionary)
     -    1,369       -         -    1,369   Schroders PLC/United Kingdom (Finance)
     -   11,249       -         -   11,249   Scottish Power PLC (Utilities)
     -        -  27,525         -   27,525   Selfridges PLC (Consumer Discretionary)
     -        -       -   187,216  187,216   Shell Transport & Trading Co. PLC (Energy)

              Principal/Shares                                                                                    Market Value
--------------------------------------------                                                              --------------------------
       North             Style                                                                                    North
       American Inter-   Select                                                                                   American  Inter-
       Inter-   national Inter-                                                                                   Inter-    national
Global national Small    national  Pro Forma                                                              Global  national  Small
Equity Equity   Cap      Equity    Combined                         Description                           Equity  Equity    Cap
------ -------- -------- --------  --------- ------------------------------------------------------------ ------- --------- --------
10,900   49,684       -   102,321  162,905   Glaxosmithkline PLC (Healthcare)                             287,993 1,312,719        -
     -        -  14,750         -   14,750   Go-Ahead Group PLC (Industrial & Commercial)                       -         -  179,348
     -   14,672       -    87,939  102,611   Granada PLC (Information & Entertainment)                          -    39,458        -
     -    5,319       -         -    5,319   Grantchester Holdings PLC (Real Estate)                            -    16,511        -
     -    3,642       -         -    3,642   Great Portland Estates PLC (Real Estate)                           -    14,216        -
     -    7,108       -         -    7,108   Great Universal Stores PLC (Consumer Discretionary)                -    54,856        -
     -    8,987       -         -    8,987   Halifax Group PLC (Finance)                                        -   102,333        -
     -    2,910       -         -    2,910   Hammerson PLC (Real Estate)                                        -    21,469        -
     -      964       -         -      964   Hanson PLC (Industrial & Commercial)                               -     6,530        -
     -   11,253       -    21,004   32,257   Hays PLC (Industrial & Commercial)                                 -    53,443        -
     -   13,719       -    10,000   23,719   Hilton Group PLC (Information & Entertainment)                     -    43,617        -
     -        -  38,250         -   38,250   HIT Entertainment PLC (Information & Entertainment)                -         -  180,565
     -        -  76,500         -   76,500   House Of Fraser PLC (Consumer Discretionary)                       -         -   98,490
     -        -       -     8,800    8,800   HSBC Holdings PLC  (Finance)                                       -         -        -
     -   36,205       -         -   36,205   HSBC Holdings PLC (Finance)                                        -   476,998        -
     -        -  18,650         -   18,650   Imagination Technologies Group PLC (Information Technology)        -         -   46,130
     -    7,165                 -    7,165   Imperial Chemical Industries PLC (Materials)                       -    42,433        -
     -        -  54,150         -   54,150   Innogy Holdings PLC (Utilities)                                    -         -  159,765
     -    4,829                 -    4,829   International Power PLC (Utilities)                                -    20,775        -
     -   27,067                 -   27,067   Invensys PLC (Industrial & Commercial)                             -    56,724        -
     -        -     325         -      325   IONA TECHNOLOGIES PLC                                              -         -   13,975
     -        -  14,225         -   14,225   IQE PLC (Information Technology)                                   -         -   51,076
     -        -   4,525         -    4,525   JJB Sports PLC (Consumer Discretionary)                            -         -   51,137
     -      196       -         -      196   Johnson Matthey PLC (Consumer Discretionary)                       -     2,720
     -    8,493       -    24,480   32,973   Kingfisher PLC (Consumer Discretionary)                            -    54,672        -
     -    6,388       -         -    6,388   Land Securities PLC (Real Estate)                                  -    81,420        -
     -   23,981       -    21,483   45,464   Lattice Group PLC (Energy)                                         -    44,768        -
     -   26,587       -         -   26,587   Legal & General Group PLC (Healthcare)                             -    62,659        -
     -   20,571       -         -   20,571   Lloyds TSB Group PLC (Finance)                                     -   213,786        -
     -    1,823       -         -    1,823   Logica PLC (Information Technology)                                -    26,078        -
     -    7,637       -         -    7,637   Marconi PLC (Information Technology)                               -    44,737        -
     -   18,271       -         -   18,271   Marks & Spencer PLC (Consumer Discretionary)                       -    70,046        -
15,400        -  21,125         -   36,525   Matalan PLC (Consumer Discretionary)                          91,644         -  125,712
     -        -  30,650         -   30,650   Meggitt Holdings PLC (Industrial Commercial)                       -         -  108,897
     -        -  52,900         -   52,900   MFI Furniture PLC (Consumer Discretionary)                         -         -   83,869
     -    3,326       -         -    3,326   Misys PLC (Information technology)                                 -    30,307        -
     -    9,027       -         -    9,027   National Grid Group PLC (Utilities)                                -    69,085        -
     -        -  11,850         -   11,850   Nestor Healthcare Group PLC (Healthcare)                           -         -   99,335
     -        -  19,350         -   19,350   Northgate Information Solutions PLC (Information Technology)       -         -   15,778
     -    3,826       -         -    3,826   P&O Princess Cruises PLC (Information & Entertainment)             -    14,025        -
     -    3,826       -         -    3,826   P&O Princess Cruises PLC (Information & Entertainment)             -    18,116        -
 6,200    2,720       -         -    8,920   Pearson PLC (Information & Entertainment)                    130,642    57,314        -
     -        -  33,450         -   33,450   Pearson PLC (Information & Entertainment)                          -         -  173,127
     -        -       -    20,380   20,380   Powergen PLC (Utilities)                                           -         -        -
12,000    8,692       -         -   20,692   Prudential PLC (Finance)                                     140,418   101,709        -
     -      755       -         -      755   Psion PLC (Information Technology)                                 -     1,096        -
     -    2,932       -         -    2,932   Railtrack Group PLC (Industrial & Commercial)                      -    20,552        -
17,000        -       -    63,179   80,179   Reckitt Benckiser PLC (Consumer Staples)                     231,877         -        -
     -    5,034       -    86,000   91,034   Reed International PLC (Information & Entertainment)               -    49,904        -
     -   12,399       -         -   12,399   Rentokil Initial PLC (Multi-industry)                              -    33,700        -
     -    7,061       -         -    7,061   Reuters Group PLC (Information Technology)                         -   103,533        -
     -      539       -         -      539   Rexam PLC (Materials)                                              -     2,251        -
     -    6,322       -    23,959   30,281   Rio Tinto PLC (Materials)                                          -   128,058        -
     -      297       -         -      297   RMC Group PLC (Industrial & Commercial)                            -     3,140        -
     -    9,737       -    76,213   85,950   Royal Bank of Scotland Group PLC (Finance)                         -   225,507        -
     -    6,112       -         -    6,112   Sage Group PLC (Information Technology)                            -    25,858        -
     -   11,579       -     8,280   19,859   Sainsbury (J) PLC (Consumer Discretionary)                         -    65,800        -
     -    1,369       -         -    1,369   Schroders PLC/United Kingdom (Finance)                             -    19,564        -
     -   11,249       -         -   11,249   Scottish Power PLC (Utilities)                                     -    71,608        -
     -        -  27,525         -   27,525   Selfridges PLC (Consumer Discretionary)                            -         -  139,780
     -        -       -   187,216  187,216   Shell Transport & Trading Co. PLC (Energy)                         -         -        -
             Principal/Shares
--------------------------------------------
       North             Style                                                                                   Market Value
       American Inter-   Select                                                                          --------------------------
       Inter-   national Inter-                                                                          Style Select
Global national Small    national  Pro Forma                                                             International    Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                             Equity        Combined
------ -------- -------- --------  --------- ----------------------------------------------------------- -------------    ---------
10,900   49,684       -   102,321  162,905   Glaxosmithkline PLC (Healthcare)                                2,703,458    4,304,170
     -        -  14,750         -   14,750   Go-Ahead Group PLC (Industrial & Commercial)                            -      179,348
     -   14,672       -    87,939  102,611   Granada PLC (Information & Entertainment)                         236,498      275,956
     -    5,319       -         -    5,319   Grantchester Holdings PLC (Real Estate)                                 -       16,511
     -    3,642       -         -    3,642   Great Portland Estates PLC (Real Estate)                                -       14,216
     -    7,108       -         -    7,108   Great Universal Stores PLC (Consumer Discretionary)                     -       54,856
     -    8,987       -         -    8,987   Halifax Group PLC (Finance)                                             -      102,333
     -    2,910       -         -    2,910   Hammerson PLC (Real Estate)                                             -       21,469
     -      964       -         -      964   Hanson PLC (Industrial & Commercial)                                    -        6,530
     -   11,253       -    21,004   32,257   Hays PLC (Industrial & Commercial)                                 99,754      153,197
     -   13,719       -    10,000   23,719   Hilton Group PLC (Information & Entertainment)                     31,793       75,410
     -        -  38,250         -   38,250   HIT Entertainment PLC (Information & Entertainment)                     -      180,565
     -        -  76,500         -   76,500   House Of Fraser PLC (Consumer Discretionary)                            -       98,490
     -        -       -     8,800    8,800   HSBC Holdings PLC  (Finance)                                      111,707      111,707
     -   36,205       -         -   36,205   HSBC Holdings PLC (Finance)                                             -      476,998
     -        -  18,650         -   18,650   Imagination Technologies Group PLC (Information Technology)             -       46,130
     -    7,165                 -    7,165   Imperial Chemical Industries PLC (Materials)                            -       42,433
     -        -  54,150         -   54,150   Innogy Holdings PLC (Utilities)                                         -      159,765
     -    4,829                 -    4,829   International Power PLC (Utilities)                                     -       20,775
     -   27,067                 -   27,067   Invensys PLC (Industrial & Commercial)                                  -       56,724
     -        -     325         -      325   IONA TECHNOLOGIES PLC                                                   -       13,975
     -        -  14,225         -   14,225   IQE PLC (Information Technology)                                        -       51,076
     -        -   4,525         -    4,525   JJB Sports PLC (Consumer Discretionary)                                 -       51,137
     -      196       -         -      196   Johnson Matthey PLC (Consumer Discretionary)                            -        2,720
     -    8,493       -    24,480   32,973   Kingfisher PLC (Consumer Discretionary)                           157,584      212,256
     -    6,388       -         -    6,388   Land Securities PLC (Real Estate)                                       -       81,420
     -   23,981       -    21,483   45,464   Lattice Group PLC (Energy)                                         40,105       84,873
     -   26,587       -         -   26,587   Legal & General Group PLC (Healthcare)                                  -       62,659
     -   20,571       -         -   20,571   Lloyds TSB Group PLC (Finance)                                          -      213,786
     -    1,823       -         -    1,823   Logica PLC (Information Technology)                                     -       26,078
     -    7,637       -         -    7,637   Marconi PLC (Information technology)                                    -       44,737
     -   18,271       -         -   18,271   Marks & Spencer PLC (Consumer Discretionary)                            -       70,046
15,400        -  21,125         -   36,525   Matalan PLC (Consumer Discretionary)                                    -      217,356
     -        -  30,650         -   30,650   Meggitt Holdings PLC (Industrial Commercial)                            -      108,897
     -        -  52,900         -   52,900   MFI Furniture PLC (Consumer Discretionary)                              -       83,869
     -    3,326       -         -    3,326   Misys PLC (Information technology)                                      -       30,307
     -    9,027       -         -    9,027   National Grid Group PLC (Utilities)                                     -       69,085
     -        -  11,850         -   11,850   Nestor Healthcare Group PLC (Healthcare)                                -       99,335
     -        -  19,350         -   19,350   Northgate Information Solutions PLC (Information Technology)            -       15,778
     -    3,826       -         -    3,826   P&O Princess Cruises PLC (Information & Entertainment)                  -       14,025
     -    3,826       -         -    3,826   P&O Princess Cruises PLC (Information & Entertainment)                  -       18,116
 6,200    2,720       -         -    8,920   Pearson PLC (Information & Entertainment)                               -      187,956
     -        -  33,450         -   33,450   Pearson PLC (Information & Entertainment)                               -      173,127
     -        -       -    20,380   20,380   Powergen PLC (Utilities)                                          208,157      208,157
12,000    8,692       -         -   20,692   Prudential PLC (Finance)                                                -      242,127
     -      755       -         -      755   Psion PLC (Information Technology)                                      -        1,096
     -    2,932       -         -    2,932   Railtrack Group PLC (Industrial & Commercial)                           -       20,552
17,000        -       -    63,179   80,179   Reckitt Benckiser PLC (Consumer Staples)                          861,751    1,093,628
     -    5,034       -    86,000   91,034   Reed International PLC (Information & Entertainment)              852,550      902,454
     -   12,399       -         -   12,399   Rentokil Initial PLC (Multi-industry)                                   -       33,700
     -    7,061       -         -    7,061   Reuters Group PLC (Information technology)                              -      103,533
     -      539       -         -      539   Rexam PLC (Materials)                                                   -        2,251
     -    6,322       -    23,959   30,281   Rio Tinto PLC (Materials)                                         485,311      613,369
     -      297       -         -      297   RMC Group PLC (Industrial & Commercial)                                 -        3,140
     -    9,737       -    76,213   85,950   Royal Bank of Scotland Group PLC (Finance)                      1,765,077    1,990,584
     -    6,112       -         -    6,112   Sage Group PLC (Information Technology)                                 -       25,858
     -   11,579       -     8,280   19,859   Sainsbury (J) PLC (Consumer Discretionary)                         47,052      112,852
     -    1,369       -         -    1,369   Schroders PLC/United Kingdom (Finance)                                  -       19,564
     -   11,249       -         -   11,249   Scottish Power PLC (Utilities)                                          -       71,608
     -        -  27,525         -   27,525   Selfridges PLC (Consumer Discretionary)                                 -      139,780
     -        -       -   187,216  187,216   Shell Transport & Trading Co. PLC (Energy)                      1,562,685    1,562,685

              Principal/Shares
--------------------------------------------
       North             Style                                                                                             North
       American Inter-   Select                                                                                            American
       Inter-   national Inter-                                                                              Matur-        Inter-
Global national Small    national  Pro Forma                                                                 ity    Global national
Equity Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------ -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ --------
     -        -  182,150        -    182,150  Signet Group PLC (Consumer Discretionary)
     -    4,470        -        -      4,470  Slough Estates PLC (Real Estate)
     -    2,652        -        -      2,652  Smith & Nephew PLC (Healthcare)
27,700        -        -        -     27,700  Spirent PLC (Information Technology)
     -        -        -   18,976     18,976  Standard Chartered PLC (Finance)
     -    1,970        -         -     1,970  Tate & Lyle PLC (Consumer Staples)
     -        -   35,050              35,050  TBI PLC (Industrial & Commercial)
56,000        -        -        -     56,000  Telewest Communications PLC (Information & Entertainment)
26,000   42,448        -   61,140    129,588  Tesco PLC (Consumer Discretionary)
     -        -        -   50,544     50,544  Tomkins PLC (Multi-industry)
     -        -   17,675        -     17,675  Torex PLC (Information Technology)
     -   26,664        -   23,214     49,878  Unilever PLC (Consumer Staples)
     -        -        -    5,536      5,536  United Business Media PLC (Information & Entertainment)
     -    4,613        -        -      4,613  United Utilities PLC (Utilities)
     -  288,115        -  500,367    788,482  Vodafone Group PLC (Information Technology)
     -        -   18,125        -     18,125  Wetherspoon (J.D.) PLC (Consumer Discretionary)
 5,750    4,218        -   48,040     58,008  WPP Group PLC (Information & Entertainment)
                                              United States                                                          34.3%   0.0%
 3,500        -        -        -      3,500  Abbott Laboratories, Inc. (Healthcare)
 1,600        -        -        -      1,600  Alcoa, Inc. (Materials)
 2,775        -        -        -      2,775  American Express Co. (Finance)
 2,100        -        -        -      2,100  American International Group, Inc.# (Finance)
 1,749        -        -        -      1,749  Amgen, Inc.+ (Healthcare)
 1,250        -        -        -      1,250  Analog Devices, Inc.+ (Information Technology)
 9,769        -        -        -      9,769  AOL Time Warner, Inc.+ (Information & Entertainment)
 2,009        -        -       -       2,009  Bank of New York Co., Inc. (Finance)
 1,182        -        -       -       1,182  Baxter International, Inc. (Healthcare)
    50        -        -       -          50  Berkshire Hathaway Inc. (Finance)
   775        -        -       -         775  Bristol-Myers Squibb Co. (Healthcare)
 1,350        -        -       -       1,350  Caterpillar, Inc. (Industrial & Commercial)
 8,248        -        -       -       8,248  Cisco Systems, Inc.+ (Information Technology)
12,486        -        -       -      12,486  Citigroup, Inc. (Finance)
 1,200        -        -       -       1,200  Clear Channel Communications, Inc.+ (Information & Entertainment)
 3,500        -        -       -       3,500  Coca-Cola Co. (Consumer Staples)
 1,917        -        -       -       1,917  Comcast Corp., Class A+ (Information & Entertainment)
 1,427        -        -       -       1,427  Comverse Technology, Inc.+ (Information Technology)
 2,078        -        -       -       2,078  Corning, Inc. (Information Technology)
 2,150        -        -       -       2,150  DISNEY WALT CO. (Information & Entertainment)
 3,291        -        -       -       3,291  EMC Corp.+ (Information Technology)
 1,275        -        -       -       1,275  Federal National Mortgage Association (Finance)
 4,146        -        -       -       4,146  Fifth Third Bancorp (Finance)
 1,575        -        -       -       1,575  FleetBoston Financial Corp. (Finance)
16,482        -        -       -      16,482  General Electric Co. (Information Technology)
 6,276        -        -       -       6,276  Home Depot, Inc. (Consumer Discretionary)
 8,243        -        -       -       8,243  Intel Corp. (Information Technology)
 3,025        -        -       -       3,025  International Business Machines Corp. (Information Technology)
 1,675        -        -       -       1,675  Johnson & Johnson Co. (Healthcare)
 2,333        -        -       -       2,333  Juniper Networks, Inc.+ (Information Technology)
 1,746        -        -       -       1,746  Kohl's Corp.+ (Consumer Discretionary)
 1,946        -        -       -       1,946  Merck & Co., Inc. (Healthcare)
     -        -    5,900       -       5,900  Mettler Toledo International Inc. (Information Technology)
 7,775        -        -       -       7,775  Microsoft Corp.+ (Information Technology)
 1,775        -        -       -       1,775  Morgan Stanley Dean Witter & Co. (Finance)
 1,045        -        -       -       1,045  Omnicom Group, Inc. (Information & Entertainment)
12,342        -        -       -      12,342  Oracle Corp.+ (Information Technology)
16,896        -        -       -      16,896  Pfizer, Inc. (Healthcare)
     -        -        -   7,800       7,800  Pharmacia Corp. (Healthcare)
 1,500        -        -       -       1,500  Philip Morris Cos., Inc. (Consumer Staples)
 2,400        -        -       -       2,400  Solectron Corp. (Information Technology)
 6,098        -        -       -       6,098  Sun Microsystems, Inc. (Information Technology)
 3,598        -        -       -       3,598  Viacom, Inc. (Information & Entertainment)

              Principal/Shares
--------------------------------------------
       North             Style                                                                                 Style
       American Inter-   Select                                                                       Inter-   Select
       Inter-   national Inter-                                                                       national Inter-
Global national Small    national  Pro Forma                                                          Small    national Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                       Cap      Equity   Combined
------ -------- -------- --------  --------- -------------------------------------------------------- -------- -------- ---------
     -        -  182,150        -    182,150  Signet Group PLC (Consumer Discretionary)
     -    4,470        -        -      4,470  Slough Estates PLC (Real Estate)
     -    2,652        -        -      2,652  Smith & Nephew PLC (Healthcare)
27,700        -        -        -     27,700  Spirent PLC (Information Technology)
     -        -        -   18,976     18,976  Standard Chartered PLC (Finance)
     -    1,970        -         -     1,970  Tate & Lyle PLC (Consumer Staples)
     -        -   35,050              35,050  TBI PLC (Industrial & Commercial)
56,000        -        -        -     56,000  Telewest Communications PLC (Information & Entertainment)
26,000   42,448        -   61,140    129,588  Tesco PLC (Consumer Discretionary)
     -        -        -   50,544     50,544  Tomkins PLC (Multi-industry)
     -        -   17,675        -     17,675  Torex PLC (Information Technology)
     -   26,664        -   23,214     49,878  Unilever PLC (Consumer Staples)
     -        -        -    5,536      5,536  United Business Media PLC (Information & Entertainment)
     -    4,613        -        -      4,613  United Utilities PLC (Utilities)
     -  288,115        -  500,367    788,482  Vodafone Group PLC (Information Technology)
     -        -   18,125        -     18,125  Wetherspoon (J.D.) PLC (Consumer Discretionary)
 5,750    4,218        -   48,040     58,008  WPP Group PLC (Information & Entertainment)
                                              United States                                                1.4%     0.4%      4.9%
 3,500        -        -        -      3,500  Abbott Laboratories, Inc. (Healthcare)
 1,600        -        -        -      1,600  Alcoa, Inc. (Materials)
 2,775        -        -        -      2,775  American Express Co. (Finance)
 2,100        -        -        -      2,100  American International Group, Inc.# (Finance)
 1,749        -        -        -      1,749  Amgen, Inc.+ (Healthcare)
 1,250        -        -        -      1,250  Analog Devices, Inc.+ (Information Technology)
 9,769        -        -        -      9,769  AOL Time Warner, Inc.+ (Information & Entertainment)
 2,009        -        -       -       2,009  Bank of New York Co., Inc. (Finance)
 1,182        -        -       -       1,182  Baxter International, Inc. (Healthcare)
    50        -        -       -          50  Berkshire Hathaway Inc. (Finance)
   775        -        -       -         775  Bristol-Myers Squibb Co. (Healthcare)
 1,350        -        -       -       1,350  Caterpillar, Inc. (Industrial & Commercial)
 8,248        -        -       -       8,248  Cisco Systems, Inc.+ (Information Technology)
12,486        -        -       -      12,486  Citigroup, Inc. (Finance)
 1,200        -        -       -       1,200  Clear Channel Communications, Inc.+ (Information & Entertainment)
 3,500        -        -       -       3,500  Coca-Cola Co. (Consumer Staples)
 1,917        -        -       -       1,917  Comcast Corp., Class A+ (Information & Entertainment)
 1,427        -        -       -       1,427  Comverse Technology, Inc.+ (Information Technology)
 2,078        -        -       -       2,078  Corning, Inc. (Information Technology)
 2,150        -        -       -       2,150  DISNEY WALT CO. (Information & Entertainment)
 3,291        -        -       -       3,291  EMC Corp.+ (Information Technology)
 1,275        -        -       -       1,275  Federal National Mortgage Association (Finance)
 4,146        -        -       -       4,146  Fifth Third Bancorp (Finance)
 1,575        -        -       -       1,575  FleetBoston Financial Corp. (Finance)
16,482        -        -       -      16,482  General Electric Co. (Information Technology)
 6,276        -        -       -       6,276  Home Depot, Inc. (Consumer Discretionary)
 8,243        -        -       -       8,243  Intel Corp. (Information Technology)
 3,025        -        -       -       3,025  International Business Machines Corp. (Information Technology)
 1,675        -        -       -       1,675  Johnson & Johnson Co. (Healthcare)
 2,333        -        -       -       2,333  Juniper Networks, Inc.+ (Information Technology)
 1,746        -        -       -       1,746  Kohl's Corp.+ (Consumer Discretionary)
 1,946        -        -       -       1,946  Merck & Co., Inc. (Healthcare)
     -        -    5,900       -       5,900  Mettler Toledo International Inc. (Information Technology)
 7,775        -        -       -       7,775  Microsoft Corp.+ (Information Technology)
 1,775        -        -       -       1,775  Morgan Stanley Dean Witter & Co. (Finance)
 1,045        -        -       -       1,045  Omnicom Group, Inc. (Information & Entertainment)
12,342        -        -       -      12,342  Oracle Corp.+ (Information Technology)
16,896        -        -       -      16,896  Pfizer, Inc. (Healthcare)
     -        -        -   7,800       7,800  Pharmacia Corp. (Healthcare)
 1,500        -        -       -       1,500  Philip Morris Cos., Inc. (Consumer Staples)
 2,400        -        -       -       2,400  Solectron Corp. (Information Technology)
 6,098        -        -       -       6,098  Sun Microsystems, Inc. (Information Technology)
 3,598        -        -       -       3,598  Viacom, Inc. (Information & Entertainment)


              Principal/Shares                                                                                    Market Value
--------------------------------------------                                                              --------------------------
       North             Style                                                                                    North
       American Inter-   Select                                                                                   American  Inter-
       Inter-   national Inter-                                                                                   Inter-    national
Global national Small    national  Pro Forma                                                              Global  national  Small
Equity Equity   Cap      Equity    Combined                         Description                           Equity  Equity    Cap
------ -------- -------- --------  --------- ------------------------------------------------------------ ------- --------- --------
     -        -  182,150        -    182,150  Signet Group PLC (Consumer Discretionary)                         -         -  196,727
     -    4,470        -        -      4,470  Slough Estates PLC (Real Estate)                                  -    23,903        -
     -    2,652        -        -      2,652  Smith & Nephew PLC (Healthcare)                                   -    12,500        -
27,700        -        -        -     27,700  Spirent PLC (Information Technology)                        163,254         -        -
     -        -        -   18,976     18,976  Standard Chartered PLC (Finance)                                  -         -        -
     -    1,970        -         -     1,970  Tate & Lyle PLC (Consumer Staples)                                -     6,200        -
     -        -   35,050              35,050  TBI PLC (Industrial & Commercial)                                 -         -   40,613
56,000        -        -        -     56,000  Telewest Communications PLC (Information & Entertainment)   109,948         -        -
26,000   42,448        -   61,140    129,588  Tesco PLC (Consumer Discretionary)                           92,983   151,805        -
     -        -        -   50,544     50,544  Tomkins PLC (Multi-industry)                                      -         -        -
     -        -   17,675        -     17,675  Torex PLC (Information Technology)                                -         -  195,952
     -   26,664        -   23,214     49,878  Unilever PLC (Consumer Staples)                                   -   201,394        -
     -        -        -    5,536      5,536  United Business Media PLC (Information & Entertainment)           -         -        -
     -    4,613        -        -      4,613  United Utilities PLC (Utilities)                                  -    39,692        -
     -  288,115        -  500,367    788,482  Vodafone Group PLC (Information Technology)                       -   874,785        -
     -        -   18,125        -     18,125  Wetherspoon (J.D.) PLC (Consumer Discretionary)                   -         -  100,730
 5,750    4,218        -   48,040     58,008  WPP Group PLC (Information & Entertainment)                  68,888    50,534        -
                                              United States
 3,500        -        -        -      3,500  Abbott Laboratories, Inc. (Healthcare)                      162,330                  -
 1,600        -        -        -      1,600  Alcoa, Inc. (Materials)                                      66,240         -        -
 2,775        -        -        -      2,775  American Express Co. (Finance)                              117,771         -        -
 2,100        -        -        -      2,100  American International Group, Inc.# (Finance)               171,780         -        -
 1,749        -        -        -      1,749  Amgen, Inc.+ (Healthcare)                                   106,934         -        -
 1,250        -        -        -      1,250  Analog Devices, Inc.+ (Information Technology)               59,138         -        -
 9,769        -        -        -      9,769  AOL Time Warner, Inc.+ (Information & Entertainment)        493,335         -        -
 2,009        -        -       -       2,009  Bank of New York Co., Inc. (Finance)                        100,852         -        -
 1,182        -        -       -       1,182  Baxter International, Inc. (Healthcare)                     107,739         -        -
    50        -        -       -          50  Berkshire Hathaway Inc. (Finance)                           113,750         -        -
   775        -        -       -         775  Bristol-Myers Squibb Co. (Healthcare)                        43,400         -        -
 1,350        -        -       -       1,350  Caterpillar, Inc. (Industrial & Commercial)                  67,770         -        -
 8,248        -        -       -       8,248  Cisco Systems, Inc.+ (Information Technology)               140,051         -        -
12,486        -        -       -      12,486  Citigroup, Inc. (Finance)                                   613,686         -        -
 1,200        -        -       -       1,200  Clear Channel Communications, Inc.+ (Information &
                                               Entertainment)                                              66,960         -        -
 3,500        -        -       -       3,500  Coca-Cola Co. (Consumer Staples)                            161,665         -        -
 1,917        -        -       -       1,917  Comcast Corp., Class A+ (Information & Entertainment)        84,175         -        -
 1,427        -        -       -       1,427  Comverse Technology, Inc.+ (Information Technology)          97,750         -        -
 2,078        -        -       -       2,078  Corning, Inc. (Information Technology)                       45,654         -        -
 2,150        -        -       -       2,150  DISNEY WALT CO. (Information & Entertainment)                65,038         -        -
 3,291        -        -       -       3,291  EMC Corp.+ (Information Technology)                         130,324         -        -
 1,275        -        -       -       1,275  Federal National Mortgage Association (Finance)             102,332         -        -
 4,146        -        -       -       4,146  Fifth Third Bancorp (Finance)                               222,889         -        -
 1,575        -        -       -       1,575  FleetBoston Financial Corp. (Finance)                        60,433         -        -
16,482        -        -       -      16,482  General Electric Co. (Information Technology)               799,871         -        -
 6,276        -        -       -       6,276  Home Depot, Inc. (Consumer Discretionary)                   295,600         -        -
 8,243        -        -       -       8,243  Intel Corp. (Information Technology)                        254,791         -        -
 3,025        -        -       -       3,025  International Business Machines Corp. (Information
                                               Technology)                                                348,299         -        -
 1,675        -        -       -       1,675  Johnson & Johnson Co. (Healthcare)                          161,604         -        -
 2,333        -        -       -       2,333  Juniper Networks, Inc.+ (Information Technology)            137,717         -        -
 1,746        -        -       -       1,746  Kohl's Corp.+ (Consumer Discretionary)                      106,611         -        -
 1,946        -        -       -       1,946  Merck & Co., Inc. (Healthcare)                              147,838         -        -
     -        -    5,900       -       5,900  Mettler Toledo International Inc. (Information Technology)        -         -  261,075
 7,775        -        -       -       7,775  Microsoft Corp.+ (Information Technology)                   526,755         -        -
 1,775        -        -       -       1,775  Morgan Stanley Dean Witter & Co. (Finance)                  111,452         -        -
 1,045        -        -       -       1,045  Omnicom Group, Inc. (Information & Entertainment)            91,803         -        -
12,342        -        -       -      12,342  Oracle Corp.+ (Information Technology)                      199,446         -        -
16,896        -        -       -      16,896  Pfizer, Inc. (Healthcare)                                   731,596         -        -
     -        -        -   7,800       7,800  Pharmacia Corp. (Healthcare)                                      -         -        -
 1,500        -        -       -       1,500  Philip Morris Cos., Inc. (Consumer Staples)                  75,165         -        -
 2,400        -        -       -       2,400  Solectron Corp. (Information Technology)                     61,080         -        -
 6,098        -        -       -       6,098  Sun Microsystems, Inc. (Information Technology)             104,398         -        -
 3,598        -        -       -       3,598  Viacom, Inc. (Information & Entertainment)                  187,312         -        -
              Principal/Shares
--------------------------------------------
       North             Style                                                                                   Market Value
       American Inter-   Select                                                                          --------------------------
       Inter-   national Inter-                                                                          Style Select
Global national Small    national  Pro Forma                                                             International    Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                             Equity        Combined
------ -------- -------- --------  --------- ----------------------------------------------------------- -------------    ---------
     -        -  182,150        -    182,150  Signet Group PLC (Consumer Discretionary)                              -      196,727
     -    4,470        -        -      4,470  Slough Estates PLC (Real Estate)                                       -       23,903
     -    2,652        -        -      2,652  Smith & Nephew PLC (Healthcare)                                        -       12,500
27,700        -        -        -     27,700  Spirent PLC (Information Technology)                                   -      163,254
     -        -        -   18,976     18,976  Standard Chartered PLC (Finance)                                 268,737      268,737
     -    1,970        -         -     1,970  Tate & Lyle PLC (Consumer Staples)                                     -        6,200
     -        -   35,050              35,050  TBI PLC (Industrial & Commercial)                                      -       40,613
56,000        -        -        -     56,000  Telewest Communications PLC (Information & Entertainment)              -      109,948
26,000   42,448        -   61,140    129,588  Tesco PLC (Consumer Discretionary)                               218,652      463,440
     -        -        -   50,544     50,544  Tomkins PLC (Multi-industry)                                     113,155      113,155
     -        -   17,675        -     17,675  Torex PLC (Information Technology)                                     -      195,952
     -   26,664        -   23,214     49,878  Unilever PLC (Consumer Staples)                                  175,336      376,730
     -        -        -    5,536      5,536  United Business Media PLC (Information & Entertainment)           57,573       57,573
     -    4,613        -        -      4,613  United Utilities PLC (Utilities)                                               39,692
     -  288,115        -  500,367    788,482  Vodafone Group PLC (Information Technology)                    1,519,233    2,394,018
     -        -   18,125        -     18,125  Wetherspoon (J.D.) PLC (Consumer Discretionary)                               100,730
 5,750    4,218        -   48,040     58,008  WPP Group PLC (Information & Entertainment)                      575,540      694,962
                                              United States
 3,500        -        -        -      3,500  Abbott Laboratories, Inc. (Healthcare)                                 -      162,330
 1,600        -        -        -      1,600  Alcoa, Inc. (Materials)                                                -       66,240
 2,775        -        -        -      2,775  American Express Co. (Finance)                                         -      117,771
 2,100        -        -        -      2,100  American International Group, Inc.# (Finance)                          -      171,780
 1,749        -        -        -      1,749  Amgen, Inc.+ (Healthcare)                                              -      106,934
 1,250        -        -        -      1,250  Analog Devices, Inc.+ (Information Technology)                         -       59,138
 9,769        -        -        -      9,769  AOL Time Warner, Inc.+ (Information & Entertainment)                   -      493,335
 2,009        -        -       -       2,009  Bank of New York Co., Inc. (Finance)                                   -      100,852
 1,182        -        -       -       1,182  Baxter International, Inc. (Healthcare)                                -      107,739
    50        -        -       -          50  Berkshire Hathaway Inc. (Finance)                                      -      113,750
   775        -        -       -         775  Bristol-Myers Squibb Co. (Healthcare)                                  -       43,400
 1,350        -        -       -       1,350  Caterpillar, Inc. (Industrial & Commercial)                            -       67,770
 8,248        -        -       -       8,248  Cisco Systems, Inc.+ (Information Technology)                          -      140,051
12,486        -        -       -      12,486  Citigroup, Inc. (Finance)                                              -      613,686
 1,200        -        -       -       1,200  Clear Channel Communications, Inc.+ (Information &
                                               Entertainment)           -          66,960
 3,500        -        -       -       3,500  Coca-Cola Co. (Consumer Staples)                                       -      161,665
 1,917        -        -       -       1,917  Comcast Corp., Class A+ (Information & Entertainment)                  -       84,175
 1,427        -        -       -       1,427  Comverse Technology, Inc.+ (Information Technology)                    -       97,750
 2,078        -        -       -       2,078  Corning, Inc. (Information Technology)                                 -       45,654
 2,150        -        -       -       2,150  DISNEY WALT CO. (Information & Entertainment)                          -       65,038
 3,291        -        -       -       3,291  EMC Corp.+ (Information Technology)                                    -      130,324
 1,275        -        -       -       1,275  Federal National Mortgage Association (Finance)                        -      102,332
 4,146        -        -       -       4,146  Fifth Third Bancorp (Finance)                                          -      222,889
 1,575        -        -       -       1,575  FleetBoston Financial Corp. (Finance)                                  -       60,433
16,482        -        -       -      16,482  General Electric Co. (Information Technology)                          -      799,871
 6,276        -        -       -       6,276  Home Depot, Inc. (Consumer Discretionary)                              -      295,600
 8,243        -        -       -       8,243  Intel Corp. (Information Technology)                                   -      254,791
 3,025        -        -       -       3,025  International Business Machines Corp. (Information
                                               Technology)                                                           -      348,299
 1,675        -        -       -       1,675  Johnson & Johnson Co. (Healthcare)                                     -      161,604
 2,333        -        -       -       2,333  Juniper Networks, Inc.+ (Information Technology)                       -      137,717
 1,746        -        -       -       1,746  Kohl's Corp.+ (Consumer Discretionary)                                 -      106,611
 1,946        -        -       -       1,946  Merck & Co., Inc. (Healthcare)                                         -      147,838
     -        -    5,900       -       5,900  Mettler Toledo International Inc. (Information Technology)             -      261,075
 7,775        -        -       -       7,775  Microsoft Corp.+ (Information Technology)                              -      526,755
 1,775        -        -       -       1,775  Morgan Stanley Dean Witter & Co. (Finance)                             -      111,452
 1,045        -        -       -       1,045  Omnicom Group, Inc. (Information & Entertainment)                      -       91,803
12,342        -        -       -      12,342  Oracle Corp.+ (Information Technology)                                 -      199,446
16,896        -        -       -      16,896  Pfizer, Inc. (Healthcare)                                              -      731,596
     -        -        -   7,800       7,800  Pharmacia Corp. (Healthcare)                                     407,628      407,628
 1,500        -        -       -       1,500  Philip Morris Cos., Inc. (Consumer Staples)                            -       75,165
 2,400        -        -       -       2,400  Solectron Corp. (Information Technology)                               -       61,080
 6,098        -        -       -       6,098  Sun Microsystems, Inc. (Information Technology)                        -      104,398
 3,598        -        -       -       3,598  Viacom, Inc. (Information & Entertainment)                             -      187,312

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

                 Principal/Shares
   ------------------------------------------------
          North               Style
          American            Select
          Inter-    Inter-    Inter-
   Global national  national  national   Pro Forma                                                                      Maturity
   Equity Equity    Small Cap Equity     Combined                           Description                          Coupon   Date
   ------ --------- --------- ---------- ---------- ------------------------------------------------------------ ------ --------
    6,755         -         -          -      6,755 Wal-Mart Stores, Inc. (Consumer Discretionary)
    3,125         -         -          -      3,125 Washington Mutual, Inc. (Finance)
    3,375         -         -          -      3,375 Wells Fargo & Co (Finance)

                                                    Total Common Stock

                                                        (cost $22,143,615; $44,913,607; $16,525,141;
                                                         $94,718,748; $178.301.111)

                                                    PREFERRED STOCK
                                                    Australia
        -     5,887         -     42,188     48,075 News Corp. Ltd.+
                                                    Brazil
        -         -         - 22,196,195 22,196,195 Banco Bradesco SA (Finance)
    3,300         -         -          -      3,300 Conpanhia de Bedidas das Americas (Consumer Staples)
    6,625         -         -      3,087      9,712 Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial
                                                     & Commercial)
        -         -         -     15,790     15,790 Petroleo Brasileiros SA ADR (Energy)
        -         -         -      1,959      1,959 Telecommunicacoes Brasilieras SA ADR (Information
                                                     Technology)
                                                    Germany
        -       100         -          -        100 Dyckerhoff AG (Industrial & Commercial)
        -         -         -      1,580      1,580 Porsche AG (Consumer Discretionary)
    3,800         -         -          -      3,800 Henkel KGaA (Consumer Discretionary)
        -       650         -          -        650 SAP AG (Information Technology)
        -       100         -          -        100 RWE AG (Utilities)
        -       300         -          -        300 Volkswagen AG (Consumer Discretionary)
                                                    Hungary
        -         -         -      5,961      5,961 OTP Bank (Finance)
                                                    Italy
        -     3,453         -          -      3,453 Fiat SpA (Consumer Discretionary)
                                                    Spain
        -         9         -      2,302      2,311 Telefonica SA (Utilities)

                                                    Total Preferred Stock

                                                        (cost $491,194; $231,908; $0; $1,978,039; $2,701,141)

                                                    PUT OPTIONS (2)
                                                    United States
        -         -         -  1,250,000  1,250,000 Jpy Put / Usd Callable                                               1/28/02
        -         -         -        165        165 Nikkei 225 Index                                                     9/14/01
        -         -         -      8,480      8,480 Nikkei 225 Index                                                     11/9/01
        -         -         -     12,783     12,783 Nikkei 225 Index                                                     11/9/01
                                                    Total Put Options
                                                        (cost $0; $0; $0; $299,355; $299,355)

                                                    WARRANTS
                                                    France
        -        80         -          -         80 Simco SA (Real Estate)  (cost $0; $419; $0; $0; $419)

                                                    Total Investment Securities

                                                        (cost $22,634,809; $45,145,515; $16,525,141;
                                                         $96,996,142; $181,301,607)

                                                    REPURCHASE AGREEMENTS

2,828,000 5,528,000 1,090,000  1,717,000 11,163,000 State Street Bank & Trust Co. Repurchase Agreement             3.25   5/1/01

                                                        (cost $2,828,000; $5,528,000; $1,090,000; $1,717,000;
                                                         $11,163,000)

                                                    SHORT-TERM SECURITIES
        -         -         -    200,000    200,000 Euro Time Deposit with State Street Bank & Trust Co.           4.75   5/1/01
        -         -         -  3,759,000  3,759,000 Cayman Island Time Deposit with State Street Bank & Trust
                                                     Co.                                                           3.25   5/1/01
    1,000     1,000     1,000          -      3,000 SSGA FDS

                                                    Total Short-term securities

                                                        (cost $1,000; $1,000; $301,274; $3,936,450; $0)
                                                    TOTAL INVESTMENTS

                                                        (cost $25,463,809; $50,674,515; $17,916,415;
                                                          $102,649,592; $196,704,331)
                                                    Total written options
                                                    Other assets less liabilities(3)

                                                    NET ASSETS

                 Principal/Shares
   ------------------------------------------------
          North               Style                                                                                     North
          American            Select                                                                                    American
          Inter-    Inter-    Inter-                                                                                    Inter-
   Global national  national  national   Pro Forma                                                               Global national
   Equity Equity    Small Cap Equity     Combined                           Description                          Equity Equity
   ------ --------- --------- ---------- ---------- ------------------------------------------------------------ ------ --------
    6,755         -         -          -      6,755 Wal-Mart Stores, Inc. (Consumer Discretionary)
    3,125         -         -          -      3,125 Washington Mutual, Inc. (Finance)
    3,375         -         -          -      3,375 Wells Fargo & Co (Finance)

                                                    Total Common Stock

                                                        (cost $22,143,615; $44,913,607; $16,525,141;
                                                         $94,718,748; $178.301.111)

                                                    PREFERRED STOCK                                                 2.5%     0.5%
                                                    Australia                                                       0.0%     0.1%
        -     5,887         -     42,188     48,075 News Corp. Ltd.+
                                                    Brazil                                                          1.5%     0.0%
        -         -         - 22,196,195 22,196,195 Banco Bradesco SA (Finance)
    3,300         -         -          -      3,300 Conpanhia de Bedidas das Americas (Consumer Staples)
    6,625         -         -      3,087      9,712 Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial
                                                     & Commercial)
        -         -         -     15,790     15,790 Petroleo Brasileiros SA ADR (Energy)
        -         -         -      1,959      1,959 Telecommunicacoes Brasilieras SA ADR (Information
                                                     Technology)
                                                    Germany                                                         1.0%     0.3%
        -       100         -          -        100 Dyckerhoff AG (Industrial & Commercial)
        -         -         -      1,580      1,580 Porsche AG (Consumer Discretionary)
    3,800         -         -          -      3,800 Henkel KGaA (Consumer Discretionary)
        -       650         -          -        650 SAP AG (Information Technology)
        -       100         -          -        100 RWE AG (Utilities)
        -       300         -          -        300 Volkswagen AG (Consumer Discretionary)
                                                    Hungary                                                         0.0%     0.0%
        -         -         -      5,961      5,961 OTP Bank (Finance)
                                                    Italy                                                           0.0%     0.1%
        -     3,453         -          -      3,453 Fiat SpA (Consumer Discretionary)
                                                    Spain                                                           0.0%     0.0%
        -         9         -      2,302      2,311 Telefonica SA (Utilities)

                                                    Total Preferred Stock

                                                        (cost $491,194; $231,908; $0; $1,978,039; $2,701,141)

                                                    PUT OPTIONS (2)                                                 0.0%     0.0%
                                                    United States                                                   0.0%     0.0%
        -         -         -  1,250,000  1,250,000 Jpy Put / Usd Callable
        -         -         -        165        165 Nikkei 225 Index
        -         -         -      8,480      8,480 Nikkei 225 Index
        -         -         -     12,783     12,783 Nikkei 225 Index
                                                    Total Put Options
                                                        (cost $0; $0; $0; $299,355; $299,355)

                                                    WARRANTS                                                        0.0%     0.0%
                                                    France                                                          0.0%     0.0%
        -        80         -          -         80 Simco SA (Real Estate)  (cost $0; $419; $0; $0; $419)

                                                    Total Investment Securities

                                                        (cost $22,634,809; $45,145,515; $16,525,141;
                                                         $96,996,142; $181,301,607)

                                                    REPURCHASE AGREEMENTS                                          11.5%    11.8%

2,828,000 5,528,000 1,090,000  1,717,000 11,163,000 State Street Bank & Trust Co. Repurchase Agreement

                                                        (cost $2,828,000; $5,528,000; $1,090,000; $1,717,000;
                                                         $11,163,000)

                                                    SHORT-TERM SECURITIES                                           0.0%     0.0%
        -         -         -    200,000    200,000 Euro Time Deposit with State Street Bank & Trust Co.
        -         -         -  3,759,000  3,759,000 Cayman Island Time Deposit with State Street Bank & Trust
                                                     Co.
    1,000     1,000     1,000          -      3,000 SSGA FDS

                                                    Total Short-term securities

                                                        (cost $1,000; $1,000; $301,274; $3,936,450; $0)
                                                    TOTAL INVESTMENTS                                             100.3%    98.5%

                                                        (cost $25,463,809; $50,674,515; $17,916,415;
                                                          $102,649,592; $196,704,331)
                                                    Total written options                                           0.0%     0.0%
                                                    Other assets less liabilities(3)                               -0.3%     1.5%
                                                                                                                 ------ --------
                                                    NET ASSETS                                                    100.0%   100.0%
                                                                                                                 ====== ========


                 Principal/Shares
   ------------------------------------------------
          North               Style                                                                                       Style
          American            Select                                                                             Inter-   Select
          Inter-    Inter-    Inter-                                                                             national Inter-
   Global national  national  national   Pro Forma                                                               Small    national
   Equity Equity    Small Cap Equity     Combined                           Description                          Cap      Equity
   ------ --------- --------- ---------- ---------- ------------------------------------------------------------ -------- --------
    6,755         -         -          -      6,755 Wal-Mart Stores, Inc. (Consumer Discretionary)
    3,125         -         -          -      3,125 Washington Mutual, Inc. (Finance)
    3,375         -         -          -      3,375 Wells Fargo & Co (Finance)

                                                    Total Common Stock

                                                        (cost $22,143,615; $44,913,607; $16,525,141;
                                                         $94,718,748; $178.301.111)

                                                    PREFERRED STOCK                                                   0.0%     1.9%
                                                    Australia                                                         0.0%     0.4%
        -     5,887         -     42,188     48,075 News Corp. Ltd.+
                                                    Brazil                                                            0.0%     0.7%
        -         -         - 22,196,195 22,196,195 Banco Bradesco SA (Finance)
    3,300         -         -          -      3,300 Conpanhia de Bedidas das Americas (Consumer Staples)
    6,625         -         -      3,087      9,712 Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial
                                                     & Commercial)
        -         -         -     15,790     15,790 Petroleo Brasileiros SA ADR (Energy)
        -         -         -      1,959      1,959 Telecommunicacoes Brasilieras SA ADR (Information
                                                     Technology)
                                                    Germany                                                           0.0%     0.5%
        -       100         -          -        100 Dyckerhoff AG (Industrial & Commercial)
        -         -         -      1,580      1,580 Porsche AG (Consumer Discretionary)
    3,800         -         -          -      3,800 Henkel KGaA (Consumer Discretionary)
        -       650         -          -        650 SAP AG (Information Technology)
        -       100         -          -        100 RWE AG (Utilities)
        -       300         -          -        300 Volkswagen AG (Consumer Discretionary)
                                                    Hungary                                                           0.0%     0.3%
        -         -         -      5,961      5,961 OTP Bank (Finance)
                                                    Italy                                                             0.0%     0.0%
        -     3,453         -          -      3,453 Fiat SpA (Consumer Discretionary)
                                                    Spain                                                             0.0%     0.0%
        -         9         -      2,302      2,311 Telefonica SA (Utilities)

                                                    Total Preferred Stock

                                                        (cost $491,194; $231,908; $0; $1,978,039; $2,701,141)

                                                    PUT OPTIONS (2)                                                   0.0%     0.5%
                                                    United States                                                     0.0%     0.5%
        -         -         -  1,250,000  1,250,000 Jpy Put / Usd Callable
        -         -         -        165        165 Nikkei 225 Index
        -         -         -      8,480      8,480 Nikkei 225 Index
        -         -         -     12,783     12,783 Nikkei 225 Index
                                                    Total Put Options
                                                        (cost $0; $0; $0; $299,355; $299,355)

                                                    WARRANTS                                                          0.0%     0.0%
                                                    France                                                            0.0%     0.0%
        -        80         -          -         80 Simco SA (Real Estate)  (cost $0; $419; $0; $0; $419)

                                                    Total Investment Securities

                                                        (cost $22,634,809; $45,145,515; $16,525,141;
                                                         $96,996,142; $181,301,607)

                                                    REPURCHASE AGREEMENTS                                             5.7%     1.8%

2,828,000 5,528,000 1,090,000  1,717,000 11,163,000 State Street Bank & Trust Co. Repurchase Agreement

                                                        (cost $2,828,000; $5,528,000; $1,090,000; $1,717,000;
                                                         $11,163,000)

                                                    SHORT-TERM SECURITIES                                             1.5%     4.2%
        -         -         -    200,000    200,000 Euro Time Deposit with State Street Bank & Trust Co.
        -         -         -  3,759,000  3,759,000 Cayman Island Time Deposit with State Street Bank & Trust
                                                     Co.
    1,000     1,000     1,000          -      3,000 SSGA FDS

                                                    Total Short-term securities

                                                        (cost $1,000; $1,000; $301,274; $3,936,450; $0)
                                                    TOTAL INVESTMENTS                                                96.3%   104.7%

                                                        (cost $25,463,809; $50,674,515; $17,916,415;
                                                          $102,649,592; $196,704,331)
                                                    Total written options                                             0.0%    -0.1%
                                                    Other assets less liabilities(3)                                  3.7%    -4.6%
                                                                                                                 -------- --------
                                                    NET ASSETS                                                      100.0%   100.0%
                                                                                                                 ======== ========

                 Principal/Shares
   ------------------------------------------------
          North               Style
          American            Select
          Inter-    Inter-    Inter-
   Global national  national  national   Pro Forma                                                               Pro Forma
   Equity Equity    Small Cap Equity     Combined                           Description                          Combined
   ------ --------- --------- ---------- ---------- ------------------------------------------------------------ ---------
    6,755         -         -          -      6,755 Wal-Mart Stores, Inc. (Consumer Discretionary)
    3,125         -         -          -      3,125 Washington Mutual, Inc. (Finance)
    3,375         -         -          -      3,375 Wells Fargo & Co (Finance)

                                                    Total Common Stock

                                                        (cost $22,143,615; $44,913,607; $16,525,141;
                                                         $94,718,748; $178.301.111)

                                                    PREFERRED STOCK                                                   1.4%
                                                    Australia                                                         0.2%
        -     5,887         -     42,188     48,075 News Corp. Ltd.+
                                                    Brazil                                                            0.5%
        -         -         - 22,196,195 22,196,195 Banco Bradesco SA (Finance)
    3,300         -         -          -      3,300 Conpanhia de Bedidas das Americas (Consumer Staples)
    6,625         -         -      3,087      9,712 Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial
                                                     & Commercial)
        -         -         -     15,790     15,790 Petroleo Brasileiros SA ADR (Energy)
        -         -         -      1,959      1,959 Telecommunicacoes Brasilieras SA ADR (Information
                                                     Technology)
                                                    Germany                                                           0.5%
        -       100         -          -        100 Dyckerhoff AG (Industrial & Commercial)
        -         -         -      1,580      1,580 Porsche AG (Consumer Discretionary)
    3,800         -         -          -      3,800 Henkel KGaA (Consumer Discretionary)
        -       650         -          -        650 SAP AG (Information Technology)
        -       100         -          -        100 RWE AG (Utilities)
        -       300         -          -        300 Volkswagen AG (Consumer Discretionary)
                                                    Hungary                                                           0.2%
        -         -         -      5,961      5,961 OTP Bank (Finance)
                                                    Italy                                                             0.0%
        -     3,453         -          -      3,453 Fiat SpA (Consumer Discretionary)
                                                    Spain                                                             0.0%
        -         9         -      2,302      2,311 Telefonica SA (Utilities)

                                                    Total Preferred Stock

                                                        (cost $491,194; $231,908; $0; $1,978,039; $2,701,141)

                                                    PUT OPTIONS (2)                                                   0.3%
                                                    United States                                                     0.3%
        -         -         -  1,250,000  1,250,000 Jpy Put / Usd Callable
        -         -         -        165        165 Nikkei 225 Index
        -         -         -      8,480      8,480 Nikkei 225 Index
        -         -         -     12,783     12,783 Nikkei 225 Index
                                                    Total Put Options
                                                        (cost $0; $0; $0; $299,355; $299,355)

                                                    WARRANTS                                                          0.0%
                                                    France                                                            0.0%
        -        80         -          -         80 Simco SA (Real Estate)  (cost $0; $419; $0; $0; $419)

                                                    Total Investment Securities

                                                        (cost $22,634,809; $45,145,515; $16,525,141;
                                                         $96,996,142; $181,301,607)

                                                    REPURCHASE AGREEMENTS                                             6.0%

2,828,000 5,528,000 1,090,000  1,717,000 11,163,000 State Street Bank & Trust Co. Repurchase Agreement

                                                        (cost $2,828,000; $5,528,000; $1,090,000; $1,717,000;
                                                         $11,163,000)

                                                    SHORT-TERM SECURITIES                                             2.3%
        -         -         -    200,000    200,000 Euro Time Deposit with State Street Bank & Trust Co.
        -         -         -  3,759,000  3,759,000 Cayman Island Time Deposit with State Street Bank & Trust
                                                     Co.
    1,000     1,000     1,000          -      3,000 SSGA FDS

                                                    Total Short-term securities

                                                        (cost $1,000; $1,000; $301,274; $3,936,450; $0)
                                                    TOTAL INVESTMENTS                                               101.7%

                                                        (cost $25,463,809; $50,674,515; $17,916,415;
                                                          $102,649,592; $196,704,331)
                                                    Total written options                                             0.0%
                                                    Other assets less liabilities(3)                                 -1.7%
                                                                                                                   -------
                                                    NET ASSETS                                                      100.0%
                                                                                                                   =======

                 Principal/Shares                                                                                 Market Value
   ------------------------------------------------                                                              --------------
          North               Style
          American            Select
          Inter-    Inter-    Inter-
   Global national  national  national   Pro Forma                                                                   Global
   Equity Equity    Small Cap Equity     Combined                           Description                              Equity
   ------ --------- --------- ---------- ---------- ------------------------------------------------------------ --------------
    6,755         -         -          -      6,755 Wal-Mart Stores, Inc. (Consumer Discretionary)                     349,504
    3,125         -         -          -      3,125 Washington Mutual, Inc. (Finance)                                  156,031
    3,375         -         -          -      3,375 Wells Fargo & Co (Finance)                                         158,524
                                                                                                                 --------------
                                                    Total Common Stock                                              21,120,818
                                                                                                                 --------------
                                                        (cost $22,143,615; $44,913,607; $16,525,141;
                                                         $94,718,748; $178.301.111)

                                                    PREFERRED STOCK
                                                    Australia
        -     5,887         -     42,188     48,075 News Corp. Ltd.+                                                         -
                                                    Brazil
        -         -         - 22,196,195 22,196,195 Banco Bradesco SA (Finance)                                              -
    3,300         -         -          -      3,300 Conpanhia de Bedidas das Americas (Consumer Staples)                80,520
    6,625         -         -      3,087      9,712 Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial
                                                     & Commercial)                                                     296,866
        -         -         -     15,790     15,790 Petroleo Brasileiros SA ADR (Energy)                                     -
        -         -         -      1,959      1,959 Telecommunicacoes Brasilieras SA ADR (Information
                                                     Technology)                                                             -
                                                    Germany
        -       100         -          -        100 Dyckerhoff AG (Industrial & Commercial)                                  -
        -         -         -      1,580      1,580 Porsche AG (Consumer Discretionary)                                      -
    3,800         -         -          -      3,800 Henkel KGaA (Consumer Discretionary)                               239,380
        -       650         -          -        650 SAP AG (Information Technology)                                          -
        -       100         -          -        100 RWE AG (Utilities)                                                       -
        -       300         -          -        300 Volkswagen AG (Consumer Discretionary)                                   -
                                                    Hungary
        -         -         -      5,961      5,961 OTP Bank (Finance)                                                       -
                                                    Italy
        -     3,453         -          -      3,453 Fiat SpA (Consumer Discretionary)                                        -
                                                    Spain
        -         9         -      2,302      2,311 Telefonica SA (Utilities)                                                -
                                                                                                                 --------------
                                                    Total Preferred Stock                                              616,766
                                                                                                                 --------------
                                                        (cost $491,194; $231,908; $0; $1,978,039; $2,701,141)

                                                    PUT OPTIONS (2)
                                                    United States
        -         -         -  1,250,000  1,250,000 Jpy Put / Usd Callable                                                   -
        -         -         -        165        165 Nikkei 225 Index                                                         -
        -         -         -      8,480      8,480 Nikkei 225 Index                                                         -
        -         -         -     12,783     12,783 Nikkei 225 Index                                                         -
                                                    Total Put Options                                                        -
                                                        (cost $0; $0; $0; $299,355; $299,355)

                                                    WARRANTS
                                                    France
        -        80         -          -         80 Simco SA (Real Estate)  (cost $0; $419; $0; $0; $419)                    -
                                                                                                                 --------------
                                                    Total Investment Securities                                     21,737,584
                                                                                                                 --------------
                                                        (cost $22,634,809; $45,145,515; $16,525,141;
                                                         $96,996,142; $181,301,607)

                                                    REPURCHASE AGREEMENTS
                                                                                                                  -------------
2,828,000 5,528,000 1,090,000  1,717,000 11,163,000 State Street Bank & Trust Co. Repurchase Agreement               2,828,000
                                                                                                                  -------------
                                                        (cost $2,828,000; $5,528,000; $1,090,000; $1,717,000;
                                                         $11,163,000)

                                                    SHORT-TERM SECURITIES
        -         -         -    200,000    200,000 Euro Time Deposit with State Street Bank & Trust Co.                     -
        -         -         -  3,759,000  3,759,000 Cayman Island Time Deposit with State Street Bank & Trust
                                                     Co.                                                                     -
    1,000     1,000     1,000          -      3,000 SSGA FDS                                                             1,000
                                                                                                                  -------------
                                                    Total Short-term securities                                          1,000
                                                                                                                  -------------
                                                        (cost $1,000; $1,000; $301,274; $3,936,450; $0)
                                                    TOTAL INVESTMENTS                                               24,566,584
                                                                                                                  -------------
                                                        (cost $25,463,809; $50,674,515; $17,916,415;
                                                          $102,649,592; $196,704,331)
                                                    Total written options                                                    -
                                                    Other assets less liabilities(3)                                   (78,885)
                                                                                                                  -------------
                                                    NET ASSETS                                                     $24,487,699
                                                                                                                  =============

                 Principal/Shares
   ------------------------------------------------
          North               Style                                                                               Market Value
          American            Select                                                                             --------------
          Inter-    Inter-    Inter-                                                                             North American
   Global national  national  national   Pro Forma                                                                International
   Equity Equity    Small Cap Equity     Combined                           Description                              Equity
   ------ --------- --------- ---------- ---------- ------------------------------------------------------------ --------------
    6,755         -         -          -      6,755 Wal-Mart Stores, Inc. (Consumer Discretionary)                           -
    3,125         -         -          -      3,125 Washington Mutual, Inc. (Finance)                                        -
    3,375         -         -          -      3,375 Wells Fargo & Co (Finance)                                               -
                                                                                                                 --------------
                                                    Total Common Stock                                              40,419,734
                                                                                                                 --------------
                                                        (cost $22,143,615; $44,913,607; $16,525,141;
                                                         $94,718,748; $178.301.111)

                                                    PREFERRED STOCK
                                                    Australia
        -     5,887         -     42,188     48,075 News Corp. Ltd.+                                                    47,451
                                                    Brazil
        -         -         - 22,196,195 22,196,195 Banco Bradesco SA (Finance)                                              -
    3,300         -         -          -      3,300 Conpanhia de Bedidas das Americas (Consumer Staples)                     -
    6,625         -         -      3,087      9,712 Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial
                                                     & Commercial)                                                           -
        -         -         -     15,790     15,790 Petroleo Brasileiros SA ADR (Energy)                                     -
        -         -         -      1,959      1,959 Telecommunicacoes Brasilieras SA ADR (Information
                                                     Technology)                                                             -
                                                    Germany
        -       100         -          -        100 Dyckerhoff AG (Industrial & Commercial)                              1,800
        -         -         -      1,580      1,580 Porsche AG (Consumer Discretionary)                                      -
    3,800         -         -          -      3,800 Henkel KGaA (Consumer Discretionary)                                     -
        -       650         -          -        650 SAP AG (Information Technology)                                    103,520
        -       100         -          -        100 RWE AG (Utilities)                                                   2,972
        -       300         -          -        300 Volkswagen AG (Consumer Discretionary)                               9,170
                                                    Hungary
        -         -         -      5,961      5,961 OTP Bank (Finance)                                                       -
                                                    Italy
        -     3,453         -          -      3,453 Fiat SpA (Consumer Discretionary)                                   50,030
                                                    Spain
        -         9         -      2,302      2,311 Telefonica SA (Utilities)                                              452
                                                                                                                 --------------
                                                    Total Preferred Stock                                              215,396
                                                                                                                 --------------
                                                        (cost $491,194; $231,908; $0; $1,978,039; $2,701,141)

                                                    PUT OPTIONS (2)
                                                    United States
        -         -         -  1,250,000  1,250,000 Jpy Put / Usd Callable                                                   -
        -         -         -        165        165 Nikkei 225 Index                                                         -
        -         -         -      8,480      8,480 Nikkei 225 Index                                                         -
        -         -         -     12,783     12,783 Nikkei 225 Index                                                         -
                                                    Total Put Options                                                        -
                                                        (cost $0; $0; $0; $299,355; $299,355)

                                                    WARRANTS
                                                    France
        -        80         -          -         80 Simco SA (Real Estate)  (cost $0; $419; $0; $0; $419)                  419
                                                                                                                 --------------
                                                    Total Investment Securities                                     40,635,549
                                                                                                                 --------------
                                                        (cost $22,634,809; $45,145,515; $16,525,141;
                                                         $96,996,142; $181,301,607)

                                                    REPURCHASE AGREEMENTS
                                                                                                                 --------------
2,828,000 5,528,000 1,090,000  1,717,000 11,163,000 State Street Bank & Trust Co. Repurchase Agreement               5,528,000
                                                                                                                 --------------
                                                        (cost $2,828,000; $5,528,000; $1,090,000; $1,717,000;
                                                         $11,163,000)

                                                    SHORT-TERM SECURITIES
        -         -         -    200,000    200,000 Euro Time Deposit with State Street Bank & Trust Co.                     -
        -         -         -  3,759,000  3,759,000 Cayman Island Time Deposit with State Street Bank & Trust
                                                     Co.                                                                     -
    1,000     1,000     1,000          -      3,000 SSGA FDS                                                             1,000
                                                                                                                 --------------
                                                    Total Short-term securities                                          1,000
                                                                                                                 --------------
                                                        (cost $1,000; $1,000; $301,274; $3,936,450; $0)
                                                    TOTAL INVESTMENTS                                               46,164,549
                                                                                                                 --------------
                                                        (cost $25,463,809; $50,674,515; $17,916,415;
                                                          $102,649,592; $196,704,331)
                                                    Total written options                                                    -
                                                    Other assets less liabilities(3)                                   715,010
                                                                                                                 --------------
                                                    NET ASSETS                                                     $46,879,559
                                                                                                                 ==============

                 Principal/Shares
   ------------------------------------------------
          North               Style
          American            Select                                                                              Market Value
          Inter-    Inter-    Inter-                                                                             --------------
   Global national  national  national   Pro Forma                                                                International
   Equity Equity    Small Cap Equity     Combined                           Description                             Small Cap
   ------ --------- --------- ---------- ---------- ------------------------------------------------------------ --------------
    6,755         -         -          -      6,755 Wal-Mart Stores, Inc. (Consumer Discretionary)                           -
    3,125         -         -          -      3,125 Washington Mutual, Inc. (Finance)                                        -
    3,375         -         -          -      3,375 Wells Fargo & Co (Finance)                                               -
                                                                                                                 --------------
                                                    Total Common Stock                                              17,108,111
                                                                                                                 --------------
                                                        (cost $22,143,615; $44,913,607; $16,525,141;
                                                         $94,718,748; $178.301.111)

                                                    PREFERRED STOCK
                                                    Australia
        -     5,887         -     42,188     48,075 News Corp. Ltd.+                                                         -
                                                    Brazil
        -         -         - 22,196,195 22,196,195 Banco Bradesco SA (Finance)                                              -
    3,300         -         -          -      3,300 Conpanhia de Bedidas das Americas (Consumer Staples)                     -
    6,625         -         -      3,087      9,712 Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial
                                                     & Commercial)                                                           -
        -         -         -     15,790     15,790 Petroleo Brasileiros SA ADR (Energy)                                     -
        -         -         -      1,959      1,959 Telecommunicacoes Brasilieras SA ADR (Information
                                                     Technology)                                                             -
                                                    Germany
        -       100         -          -        100 Dyckerhoff AG (Industrial & Commercial)                                  -
        -         -         -      1,580      1,580 Porsche AG (Consumer Discretionary)                                      -
    3,800         -         -          -      3,800 Henkel KGaA (Consumer Discretionary)                                     -
        -       650         -          -        650 SAP AG (Information Technology)                                          -
        -       100         -          -        100 RWE AG (Utilities)                                                       -
        -       300         -          -        300 Volkswagen AG (Consumer Discretionary)                                   -
                                                    Hungary
        -         -         -      5,961      5,961 OTP Bank (Finance)                                                       -
                                                    Italy
        -     3,453         -          -      3,453 Fiat SpA (Consumer Discretionary)                                        -
                                                    Spain
        -         9         -      2,302      2,311 Telefonica SA (Utilities)                                                -
                                                                                                                 --------------
                                                    Total Preferred Stock                                                    -
                                                                                                                 --------------
                                                        (cost $491,194; $231,908; $0; $1,978,039; $2,701,141)

                                                    PUT OPTIONS (2)
                                                    United States
        -         -         -  1,250,000  1,250,000 Jpy Put / Usd Callable                                                   -
        -         -         -        165        165 Nikkei 225 Index                                                         -
        -         -         -      8,480      8,480 Nikkei 225 Index                                                         -
        -         -         -     12,783     12,783 Nikkei 225 Index                                                         -
                                                    Total Put Options                                                        -
                                                        (cost $0; $0; $0; $299,355; $299,355)

                                                    WARRANTS
                                                    France
        -        80         -          -         80 Simco SA (Real Estate)  (cost $0; $419; $0; $0; $419)                    -
                                                                                                                 --------------
                                                    Total Investment Securities                                     17,108,111
                                                                                                                 --------------
                                                        (cost $22,634,809; $45,145,515; $16,525,141;
                                                         $96,996,142; $181,301,607)

                                                    REPURCHASE AGREEMENTS
                                                                                                                 --------------
2,828,000 5,528,000 1,090,000  1,717,000 11,163,000 State Street Bank & Trust Co. Repurchase Agreement               1,090,000
                                                                                                                 --------------
                                                        (cost $2,828,000; $5,528,000; $1,090,000; $1,717,000;
                                                         $11,163,000)

                                                    SHORT-TERM SECURITIES
        -         -         -    200,000    200,000 Euro Time Deposit with State Street Bank & Trust Co.                     -
        -         -         -  3,759,000  3,759,000 Cayman Island Time Deposit with State Street Bank & Trust
                                                     Co.                                                                     -
    1,000     1,000     1,000          -      3,000 SSGA FDS                                                           301,274
                                                                                                                 --------------
                                                    Total Short-term securities                                        301,274
                                                                                                                 --------------
                                                        (cost $1,000; $1,000; $301,274; $3,936,450; $0)
                                                    TOTAL INVESTMENTS                                               18,499,385
                                                                                                                 --------------
                                                        (cost $25,463,809; $50,674,515; $17,916,415;
                                                          $102,649,592; $196,704,331)
                                                    Total written options                                                    -
                                                    Other assets less liabilities(3)                                   707,604
                                                                                                                 --------------
                                                    NET ASSETS                                                     $19,206,989
                                                                                                                 ==============

                 Principal/Shares
   ------------------------------------------------
          North               Style                                                                                Market Value
          American            Select                                                                             ----------------
          Inter-    Inter-    Inter-                                                                               Style Select
   Global national  national  national   Pro Forma                                                                 International
   Equity Equity    Small Cap Equity     Combined                           Description                               Equity
   ------ --------- --------- ---------- ---------- ------------------------------------------------------------ ----------------
    6,755         -         -          -      6,755 Wal-Mart Stores, Inc. (Consumer Discretionary)                             -
    3,125         -         -          -      3,125 Washington Mutual, Inc. (Finance)                                          -
    3,375         -         -          -      3,375 Wells Fargo & Co (Finance)                                                 -
                                                                                                                 ----------------
                                                    Total Common Stock                                                90,155,761
                                                                                                                 ----------------
                                                        (cost $22,143,615; $44,913,607; $16,525,141;
                                                         $94,718,748; $178.301.111)

                                                    PREFERRED STOCK
                                                    Australia
        -     5,887         -     42,188     48,075 News Corp. Ltd.+                                                     340,051
                                                    Brazil
        -         -         - 22,196,195 22,196,195 Banco Bradesco SA (Finance)                                          126,879
    3,300         -         -          -      3,300 Conpanhia de Bedidas das Americas (Consumer Staples)                       -
    6,625         -         -      3,087      9,712 Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial
                                                     & Commercial)                                                             -
        -         -         -     15,790     15,790 Petroleo Brasileiros SA ADR (Energy)                                 385,280
        -         -         -      1,959      1,959 Telecommunicacoes Brasilieras SA ADR (Information
                                                     Technology)                                                         100,379
                                                    Germany
        -       100         -          -        100 Dyckerhoff AG (Industrial & Commercial)                                    -
        -         -         -      1,580      1,580 Porsche AG (Consumer Discretionary)                                  517,284
    3,800         -         -          -      3,800 Henkel KGaA (Consumer Discretionary)                                       -
        -       650         -          -        650 SAP AG (Information Technology)                                            -
        -       100         -          -        100 RWE AG (Utilities)                                                         -
        -       300         -          -        300 Volkswagen AG (Consumer Discretionary)                                     -
                                                    Hungary
        -         -         -      5,961      5,961 OTP Bank (Finance)                                                   281,002
                                                    Italy
        -     3,453         -          -      3,453 Fiat SpA (Consumer Discretionary)                                          -
                                                    Spain
        -         9         -      2,302      2,311 Telefonica SA (Utilities)                                                  -
                                                                                                                 ----------------
                                                    Total Preferred Stock                                              1,750,875
                                                                                                                 ----------------
                                                        (cost $491,194; $231,908; $0; $1,978,039; $2,701,141)

                                                    PUT OPTIONS (2)
                                                    United States
        -         -         -  1,250,000  1,250,000 Jpy Put / Usd Callable                                                58,325
        -         -         -        165        165 Nikkei 225 Index                                                     252,618
        -         -         -      8,480      8,480 Nikkei 225 Index                                                      68,237
        -         -         -     12,783     12,783 Nikkei 225 Index                                                     101,435
                                                    Total Put Options                                                    480,615
                                                        (cost $0; $0; $0; $299,355; $299,355)

                                                    WARRANTS
                                                    France
        -        80         -          -         80 Simco SA (Real Estate)  (cost $0; $419; $0; $0; $419)                      -
                                                                                                                 ----------------
                                                    Total Investment Securities                                       92,387,251
                                                                                                                 ----------------
                                                        (cost $22,634,809; $45,145,515; $16,525,141;
                                                         $96,996,142; $181,301,607)

                                                    REPURCHASE AGREEMENTS
                                                                                                                 ----------------
2,828,000 5,528,000 1,090,000  1,717,000 11,163,000 State Street Bank & Trust Co. Repurchase Agreement                 1,717,000
                                                                                                                 ----------------
                                                        (cost $2,828,000; $5,528,000; $1,090,000; $1,717,000;
                                                         $11,163,000)

                                                    SHORT-TERM SECURITIES
        -         -         -    200,000    200,000 Euro Time Deposit with State Street Bank & Trust Co.                 177,450
        -         -         -  3,759,000  3,759,000 Cayman Island Time Deposit with State Street Bank & Trust
                                                     Co.                                                               3,759,000
    1,000     1,000     1,000          -      3,000 SSGA FDS                                                                   -
                                                                                                                 ----------------
                                                    Total Short-term securities                                        3,936,450
                                                                                                                 ----------------
                                                        (cost $1,000; $1,000; $301,274; $3,936,450; $0)
                                                    TOTAL INVESTMENTS                                                 98,040,701
                                                                                                                 ----------------
                                                        (cost $25,463,809; $50,674,515; $17,916,415;
                                                          $102,649,592; $196,704,331)
                                                    Total written options                                                (59,750)
                                                    Other assets less liabilities(3)                                  (4,351,933)
                                                                                                                 ----------------
                                                    NET ASSETS                                                       $93,629,018
                                                                                                                 ================

                 Principal/Shares
   ------------------------------------------------
          North               Style
          American            Select                                                                               Market Value
          Inter-    Inter-    Inter-                                                                             ---------------
   Global national  national  national   Pro Forma                                                                  Pro Forma
   Equity Equity    Small Cap Equity     Combined                           Description                              Combined
   ------ --------- --------- ---------- ---------- ------------------------------------------------------------ ---------------
    6,755         -         -          -      6,755 Wal-Mart Stores, Inc. (Consumer Discretionary)                      349,504
    3,125         -         -          -      3,125 Washington Mutual, Inc. (Finance)                                   156,031
    3,375         -         -          -      3,375 Wells Fargo & Co (Finance)                                          158,524
                                                                                                                 ---------------
                                                    Total Common Stock                                              168,804,424
                                                                                                                 ---------------
                                                        (cost $22,143,615; $44,913,607; $16,525,141;
                                                         $94,718,748; $178.301.111)

                                                    PREFERRED STOCK
                                                    Australia
        -     5,887         -     42,188     48,075 News Corp. Ltd.+                                                    387,502
                                                    Brazil
        -         -         - 22,196,195 22,196,195 Banco Bradesco SA (Finance)                                         126,879
    3,300         -         -          -      3,300 Conpanhia de Bedidas das Americas (Consumer Staples)                 80,520
    6,625         -         -      3,087      9,712 Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial
                                                     & Commercial)                                                      296,866
        -         -         -     15,790     15,790 Petroleo Brasileiros SA ADR (Energy)                                385,280
        -         -         -      1,959      1,959 Telecommunicacoes Brasilieras SA ADR (Information
                                                     Technology)                                                        100,379
                                                    Germany
        -       100         -          -        100 Dyckerhoff AG (Industrial & Commercial)                               1,800
        -         -         -      1,580      1,580 Porsche AG (Consumer Discretionary)                                 517,284
    3,800         -         -          -      3,800 Henkel KGaA (Consumer Discretionary)                                239,380
        -       650         -          -        650 SAP AG (Information Technology)                                     103,520
        -       100         -          -        100 RWE AG (Utilities)                                                    2,972
        -       300         -          -        300 Volkswagen AG (Consumer Discretionary)                                9,170
                                                    Hungary
        -         -         -      5,961      5,961 OTP Bank (Finance)                                                  281,002
                                                    Italy
        -     3,453         -          -      3,453 Fiat SpA (Consumer Discretionary)                                    50,030
                                                    Spain
        -         9         -      2,302      2,311 Telefonica SA (Utilities)                                               452
                                                                                                                 ---------------
                                                    Total Preferred Stock                                             2,583,037
                                                                                                                 ---------------
                                                        (cost $491,194; $231,908; $0; $1,978,039; $2,701,141)

                                                    PUT OPTIONS (2)
                                                    United States
        -         -         -  1,250,000  1,250,000 Jpy Put / Usd Callable                                               58,325
        -         -         -        165        165 Nikkei 225 Index                                                    252,618
        -         -         -      8,480      8,480 Nikkei 225 Index                                                     68,237
        -         -         -     12,783     12,783 Nikkei 225 Index                                                    101,435
                                                    Total Put Options                                                   480,615
                                                        (cost $0; $0; $0; $299,355; $299,355)

                                                    WARRANTS
                                                    France
        -        80         -          -         80 Simco SA (Real Estate)  (cost $0; $419; $0; $0; $419)                   419
                                                                                                                 ---------------
                                                    Total Investment Securities                                     171,868,495
                                                                                                                 ---------------
                                                        (cost $22,634,809; $45,145,515; $16,525,141;
                                                         $96,996,142; $181,301,607)

                                                    REPURCHASE AGREEMENTS
                                                                                                                 ---------------
2,828,000 5,528,000 1,090,000  1,717,000 11,163,000 State Street Bank & Trust Co. Repurchase Agreement               11,163,000
                                                                                                                 ---------------
                                                        (cost $2,828,000; $5,528,000; $1,090,000; $1,717,000;
                                                         $11,163,000)

                                                    SHORT-TERM SECURITIES
        -         -         -    200,000    200,000 Euro Time Deposit with State Street Bank & Trust Co.                177,450
        -         -         -  3,759,000  3,759,000 Cayman Island Time Deposit with State Street Bank & Trust
                                                     Co.                                                              3,759,000
    1,000     1,000     1,000          -      3,000 SSGA FDS                                                            303,274
                                                                                                                 ---------------
                                                    Total Short-term securities                                       4,239,724
                                                                                                                 ---------------
                                                        (cost $1,000; $1,000; $301,274; $3,936,450; $0)
                                                    TOTAL INVESTMENTS                                               187,271,219
                                                                                                                 ---------------
                                                        (cost $25,463,809; $50,674,515; $17,916,415;
                                                          $102,649,592; $196,704,331)
                                                    Total written options                                                     -
                                                    Other assets less liabilities(3)                                 (3,193,846)
                                                                                                                 ---------------
                                                    NET ASSETS                                                     $184,077,373
                                                                                                                 ===============


                                                    +   Non-income producing security

                                                    *   Resale restricted to qualified institutional buyers
                                                    ADR ("America Depository Receipt")
                                                    GDR ("Global Depositary Receipt")
                                                    (1) Fair valued security; see Note 2
                                                    (2) 1 option contract equals 100 shares
                                                    (3) To adjust ($125,892) for prepaid expenses on the North American Funds Global
                                                        Equity, International Equity and International Small Cap Funds to be
                                                        expensed prior to the reorganization

                                                    Management does not anticipate having to sell any securities as a result of the reorganization, however, securities may be sold due to differing portfolio management style.

                                                    See Notes to Pro Forma Financial Statements

         SunAmerica Style Select Series International Equity Portfolio
                    North American Funds Global Equity Fund
                   North American Funds International Equity
               North American Funds International Small Cap Fund
                 Pro Forma Combined Written Options Contracts
                             As of April 30, 2001
                                  (unaudited)


         SunAmerica Style Select Series International Equity Portfolio
         -------------------------------------------------------------
                                                                          Strike
Call Options            Contracts                  Expiration Date         Price                    Value
-------------------------------------------------------------------------------------------------------------

JPY Put/USD Call         1,250                  Jan 2002                  $118                     $(59,750)
                                                                                                ============
(proceeds $44,063)


         SunAmerica Style Select Series International Equity Portfolio
                    North American Funds Global Equity Fund
                   North American Funds International Equity
               North American Funds International Small Cap Fund
                     Pro Forma Combined Futures Contracts
                             As of April 30, 2001
                                  (unaudited)



                North American Funds International Equity Fund
                ----------------------------------------------

   Number of                                                                 Value at             Value as of       Unrealized
   Contracts    Description                     Expiration Date             Trade Date           April 30, 2001    Appreciation
---------------------------------------------------------------------------------------------------------------------------------
 Long           Hang Seng Stock Index Futures      May 2001                         $253,398           $257,341           $3,943
 Short          Dax Index Futures                  June 2001                         667,379            696,491          (29,112)
 Short          Topix Index  Futures               June 2001                         416,380            443,815          (27,435)
                                                                                                                   --------------
                                                                                                                        ($52,604)
                                                                                                                   ==============



      SunAmerica Style Select Series, Inc. International Equity Portfolio
      -------------------------------------------------------------------
   Number of                                                                 Value at             Value as of       Unrealized
   Contracts    Description                     Expiration Date             Trade Date           April 30, 2001    Appreciation
---------------------------------------------------------------------------------------------------------------------------------
 4 Long         Topix Index Futures                June 2001                        $398,932           $443,923          $44,991
                                                                                                                   ==============


                              Pro Forma Combined
                              ------------------
   Number of                                                                 Value at             Value as of       Unrealized
   Contracts    Description                     Expiration Date             Trade Date           April 30, 2001    Appreciation
---------------------------------------------------------------------------------------------------------------------------------
 4 Long         Topix Index Futures                June 2001                        $398,932           $443,923          $44,991
 Long           Hang Seng Stock Index Futures      May 2001                          253,398            257,341            3,943
 Short          Dax Index Futures                  June 2001                         667,379            696,491          (29,112)
 Short          Topix Index  Futures               June 2001                         416,380            443,815          (27,435)
                                                                                                                   --------------
                                                                                                                         ($7,613)
                                                                                                                   ==============



         SunAmerica Style Select Series International Equity Portfolio
                    North American Funds Global Equity Fund
                North American Funds International Equity Fund
               North American Funds International Small Cap Fund
             Pro Forma Combined Forward Foreign Currency Contracts
                             As of April 30, 2001
                                  (unaudited)


                    North American Funds Global Equity Fund
                    ----------------------------------------
                                                                                      Gross
                     Contract                     In               Delivery         Unrealized
                    To Deliver               Exchange For            Date          Appreciation
              -----------------------    ---------------------    ------------   -----------------
              GBP     44,315                  USD     $63,778      05/02/01                  $386


                North American Funds International Equity Fund
                ----------------------------------------------
                                                                                      Gross
                     Contract                     In               Delivery         Unrealized
                    To Deliver               Exchange For            Date          Appreciation
              -----------------------    ---------------------    ------------   -----------------
                    JPY  473,838,363         USD    3,940,387        06/15/01             $84,125
                    USD      247,333         HKD    1,929,000        06/15/01                 $59
                    USD    4,140,021         JPY  510,399,894        06/15/01              13,793
                    JPY  318,680,809         USD    2,716,028        06/01/01             126,425
                    EUR    1,137,846         USD    1,037,233        05/15/01              28,277
                                                                                 -----------------
                                                                                         $252,679
                                                                                 -----------------


                                                                                      Gross
                                                                                    Unrealized
                                                                                   Depreciation
              -----------------------    ---------------------    ------------   -----------------
                 USD         351,947       EUR        393,691        06/15/01             ($2,851)
                 USD       2,371,395       JPY    288,951,771        06/01/01             (23,371)
                 USD      $1,128,000       EUR      1,253,779        06/01/01             (16,038)
                 JPY         888,733      USD           7,173        05/07/01                 (19)
                                                                                 -----------------
                                                                                          (42,279)
                                                                                 -----------------
              Net Unrealized Appreciation                                                $210,400
                                                                                 =================



               North American Funds International Small Cap Fund
               -------------------------------------------------
                                                                                      Gross

                     Contract                     In               Delivery         Unrealized
                    To Deliver               Exchange For            Date          Appreciation
              -----------------------    ---------------------    ------------   -----------------
                 EUR         114,535       USD        102,946        05/03/01              $1,325
                 JPY      35,207,256       USD        285,310        05/02/01                 380
                 USD        $149,049       CAD        229,566        05/02/01                $408
                 GBP          84,885       USD        122,002        05/02/01                 574
                 EUR         186,869       USD        168,124        05/02/01               2,326
                 GBP          40,138       USD         57,687        05/01/01                 269
                 DKN         318,044       USD         38,307        05/01/01                 518
                 JPY      20,795,234       USD        169,135        05/01/01                 841
                                                                                 -----------------
                                                                                           $6,641
                                                                                 -----------------


                                                                                        Gross
                                                                                      Unrealized
                                                                                     Depreciation
              -----------------------    -------------------------------------   -----------------
                 USD         128,295       SEK      1,299,246        05/03/01             ($1,622)
                 USD         129,492       EUR        144,597        05/03/01              (1,199)
                 USD         115,373       EUR        128,104        05/02/01              (1,714)
                 USD         251,209       GBP        174,693        05/02/01              (1,310)
                 USD          53,365       SEK        539,548        05/02/01                (757)
                 USD          98,816       JPY     12,193,883        05/02/01                (132)
                 MXN         122,155       USD         13,153        05/02/01                 (39)
                 HKD         536,921       USD         68,836        05/02/01                  (9)
                 NZD         273,917       USD        112,088        05/01/01              (1,096)
                                                                                 -----------------
                                                                                           (7,878)
                                                                                 -----------------
                                                                                 -----------------
              Net Unrealized Depreciation                                                 ($1,237)
                                                                                 =================



      SunAmerica Style Select Series, Inc. Internationa Equity Portfolio
      ------------------------------------------------------------------
                                                                                      Gross
                     Contract                     In               Delivery         Unrealized
                    To Deliver               Exchange For            Date          Appreciation
              -----------------------    ---------------------    ------------   -----------------
                 SGD 451,250              USD       250,000        05/17/01             $ 1,958
                 EUR 1,250,000            JPY   138,000,000        05/07/01               7,857
                 EUR 1,250,000            JPY   138,000,000        05/07/01               1,001
                 USD 750,000              JPY    93,261,000        05/01/01               4,849
                 JPY 93,261,000           USD       759,053        05/01/01               4,203
                                                                                 -----------------
                                                                                         19,868
                                                                                 -----------------



                              Pro Forma Combined
                              ------------------

                                                                                      Gross
                     Contract                     In               Delivery         Unrealized
                    To Deliver               Exchange For            Date          Appreciation
              -----------------------    ---------------------    ------------   -----------------
                    JPY  473,838,363         USD    3,940,387        06/15/01             $84,125
                    USD      247,333         HKD    1,929,000        06/15/01                 $59
                    USD    4,140,021         JPY  510,399,894        06/15/01              13,793
                    JPY  318,680,809         USD    2,716,028        06/01/01             126,425
                    SGD      451,250         USD      250,000        05/17/01               1,958
                    EUR    1,137,846         USD    1,037,233        05/15/01              28,277
                    EUR    1,250,000         JPY  138,000,000        05/07/01               7,857
                    EUR    1,250,000         JPY  138,000,000        05/07/01               1,001
                    EUR      114,535         USD      102,946        05/03/01               1,325
                    JPY   35,207,256         USD      285,310        05/02/01                 380
                    USD     $149,049         CAD      229,566        05/02/01                $408
                    GBP       84,885         USD      122,002        05/02/01                 574
                    EUR      186,869         USD      168,124        05/02/01               2,326
                    GBP       44,315         USD      $63,778        05/02/01                $386
                    USD      750,000         JPY   93,261,000        05/01/01               4,849
                    JPY   93,261,000         USD      759,053        05/01/01               4,203
                    GBP       40,138         USD       57,687        05/01/01                 269
                    DKN      318,044         USD       38,307        05/01/01                 518
                    JPY   20,795,234         USD      169,135        05/01/01                 841
                                                                                 -----------------
                                                                                          279,574
                                                                                 -----------------


                                                                                        Gross
                                                                                    Unrealized
                                                                                   Depreciation
              -----------------------    ---------------------    ------------   -----------------
                 USD         351,947       EUR        393,691        06/15/01             ($2,851)
                 USD       2,371,395       JPY    288,951,771        06/01/01             (23,371)
                 USD      $1,128,000       EUR      1,253,779        06/01/01             (16,038)
                 JPY         888,733       USD          7,173        05/07/01                 (19)
                 USD         128,295       SEK      1,299,246        05/03/01              (1,622)
                 USD         129,492       EUR        144,597        05/03/01              (1,199)
                 USD         115,373       EUR        128,104        05/02/01              (1,714)
                 USD         251,209       GBP        174,693        05/02/01              (1,310)
                 USD          53,365       SEK        539,548        05/02/01                (757)
                 USD          98,816       JPY     12,193,883        05/02/01                (132)
                 MXN         122,155       USD         13,153        05/02/01                 (39)
                 HKD         536,921       USD         68,836        05/02/01                  (9)
                 NZD         273,917       USD        112,088        05/01/01              (1,096)
                                                                                 -----------------
                                                                                          (50,157)
                                                                                 -----------------
                                                                                 -----------------
              Net Unrealized Appreciation                                                $229,417
                                                                                 =================

                     SUNAMERICA STYLE SELECT SERIES, INC.
                        INTERNATIONAL EQUITY PORTFOLIO
                    NORTH AMERICAN FUNDS GLOBAL EQUITY FUND
                NORTH AMERICAN FUNDS INTERNATIONAL EQUITY FUND
               NORTH AMERICAN FUNDS INTERNATIONAL SMALL CAP FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                APRIL 30, 2001
                                  (unaudited)


1.  BASIS OF COMBINATION

     The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments at April 30, 2001, and related Statement of Operations ("Pro Forma Statements") for the twelve months ended April 30, 2001, reflect the accounts of the International Equity Portfolio ("International Equity") (to be reorganized into the SunAmerica Equity Funds and renamed the SunAmerica International Equity Fund) a separately managed portfolio of SunAmerica Style Select Series, Inc., and Global Equity Fund, International Equity Fund, and International Small Cap Fund (collectively "North American Funds") all separately managed portfolios of North American Funds. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of the North American Funds Class A, Class B, Class C, and Class I shares as of the close of business on April 30, 2001. American International Group, Inc. will pay the cost of the reorganization.

     The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of North American Funds in exchange for shares of International Equity. In conjunction with the reorganization, International Equity is the surviving portfolio.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of International Equity and North American Funds included in their respective Statements of Additional Information.

2.  VALUATION

     Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market markers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sale price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term securities which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

3.   CAPITAL SHARES

     The pro forma combined net asset value per share assumes the issuance of additional shares of International Equity which would have been issued at April 30, 2001 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the April 30, 2001 net asset value of International Equity Class A ($11.44), Class B ($11.08), and Class II, ($11.07). Class I shares will be offered on International Equity and will assume the net asset value of Class A. The Class C shares of North American Funds will receive Class II shares of International Equity.

          The pro forma number of shares outstanding are as follows:

                               Class A         Class B        Class II        Class I
----------------------------------------------------------------------------------------

Shares of
International Equity            3,187,045       3,546,279      1,614,972         0
----------------------------------------------------------------------------------------

Additional Shares to be
 issued to North American
 Funds                          1,788,058       2,547,524      2,023,222      1,693,123
----------------------------------------------------------------------------------------

Pro Forma
Shares outstanding              4,975,103       6,093,803      3,638,194      1,693,123
----------------------------------------------------------------------------------------

     These pro forma financial statements assume that all shares of North American Funds Class A, Class B, Class C and Class I outstanding on April 30, 2001 were exchanged, tax free, for International Equity Class A, Class B, Class II and Class I shares, respectively.

4.  PRO FORMA OPERATING EXPENSES

     The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of International Equity, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the expenses of International Equity and North American Funds combined, adjusted for certain items which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for International Equity at the level of assets of the combined fund for the stated period.

5.   PRO FORMA EXPENSE RATIOS

     The pro forma expense ratio presented in the fee table in the prospectus is shown, as is all pro forma financial information, assuming that all of the proposed reorganizations are approved and completed. If only some of the proposed reorganizations are approved, the Total Annual Fund Operating Expenses Before Expense Reimbursement will vary depending on which ones are approved. However, because the Acquiring Fund's Net Expense Ratio is set by a contractual requirement with the Board of Directors and continues indefinitely, the Net Expense Ratio will be the same in all cases.

                                     PART C

                               OTHER INFORMATION

ITEM 15. INDEMNIFICATION

   Reference is made to Section 5.1 of the Registrant's By-Laws which is set forth below.

5.1 Indemnification of Trustees, Officers, Employees And Agents

   a) The Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Registrant or any of its shareholders) by reason of the fact that he is or was a Trustee, officer, employee or agent of the Registrant. The indemnification shall be against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement, actually and reasonably incurred by him in connection with the action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal action or proceedings, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.


   b) The Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or on behalf of the Registrant or any of its shareholders to obtain a judgment or decree in its favor by reason of the fact that he is or was a Trustee, officer, employee or agent of the Registrant. The indemnification shall be against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of the action or suit, if acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; except that such indemnification shall preclude payment upon any liability, whether or not there is an adjudication of liability, arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as described in
Section 17(h) and (i) of the Investment Company Act of 1940 (the "Investment Company Act").

   c) To the extent that a Trustee, officer, employee or agent of the Registrant has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) or (b) or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

   d)(1) Unless a court orders otherwise, any indemnification under subsections
(a) or (b) above may be made by the Registrant only as authorized in the specific case after a determination that indemnification of the Trustee, officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) or (b).

     (2) The determination shall be made:

       (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who were not parties to the action, suit or proceeding; or

       (ii) if the required quorum is not obtainable, or if a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; or

       (iii) by the Shareholders.

     (3) Notwithstanding the provisions of Section 5.1 of the Registrant's By-Laws, no person shall be entitled to indemnification for any liability, whether or not there is an adjudication of liability, arising by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of duties as described in Section 17(h) and (i) of the Investment Company Act ("Disabling Conduct"). A person shall be deemed not liable by reason of Disabling Conduct if, either:

       (i) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the person to be indemnified ("Indemnitee") was not liable by reason of Disabling Conduct; or

       (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, is made by either:

         (A) a majority of a quorum of Trustees who are neither
      "interested persons" of the Registrant, as defined in section 2(a)(19) of the Investment Company Act, nor parties to the action, suit or proceeding;

         (B) an independent legal counsel in a written opinion.

   e) Expenses, including attorneys' fees, incurred by a Trustee, officer, employee or agent of the Registrant in defending a civil or criminal action, suit or proceeding may be paid by the Registrant in advance of the final disposition thereof if:

     (1) authorized in the specific case by the Trustees; and

     (2) the Registrant receives an undertaking by or on behalf of the Trustee, officer, employee or agent of the Registrant to repay the advance if it is not ultimately determined that such person is entitled to be indemnified by the Registrant; and
     (3) either,

       (i) such person provides a security for his undertaking; or

       (ii) the Registrant is insured against losses by reason of any lawful advances; or

       (iii) a determination, based on a review or readily available facts, that there is reason to believe that such person ultimately will be found entitled to indemnification, is made by either

         (A) a majority of a quorum which consists of Trustees who are neither "interested persons" of the Registrant, as defined in section 2(a)(19) of the Investment Company Act, nor parties to the action, suit or proceeding; or

         (B) an independent legal counsel in a written opinion.

   f) The indemnification provided by Section 5.1 of the Registrant's By-Laws shall not be deemed exclusive of any other rights to which a person may be entitled under any by-law, agreement, vote of Shareholders or disinterested Trustees or otherwise, both as to action in his official capacity and as to action in another application while holding office, and shall continue as to a person who has ceased to be a Trustee, officer, employee or agent and inure to the benefit of the heirs, executors and administrators of such person; provided that no person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the property of the Registrant, and no Shareholder, as such, shall be personally liable with respect to any claim for indemnity or reimbursement or otherwise.

   g) The Registrant may purchase and maintain insurance on behalf of any person who is or was a Trustee, officer, employee or agent of the Registrant, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such. However, in no event will the Registrant pay that portion of insurance premiums, if any, attributable to coverage which would indemnify any officer or Trustee against liability for Disabling Conduct.

   h) Nothing contained in Section 5.1 of the Registrant's By-laws shall be construed to protect any Trustee or officer of the Registrant against any liability to the Registrant or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

   Reference is made to Section 5.3 of the Registrant's Declaration of Trust which provides that Trustees shall provide for indemnification by the Registrant of any person who is, or has been a Trustee, officer, employee or agent of the Registrant against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof, in such manner as the Trustees may provide from time to time in the By-Laws of the Registrant.

   The words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

   Reference is made to Section 5 of the Distribution Agreement (the "Distribution Agreement") between SunAmerica Capital Services, Inc. (the "Distributor") and the Registrant which is set forth below:

     (a) The Registrant will indemnify and hold harmless the Distributor and each person, if any, who controls the Distributor within the meaning of the Investment Company Act against any losses, claims, damages or liabilities to which the Distributor or such controlling person may become subject, under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement Additional Information or any other written sales material prepared by the Registrant or the separate investment portfolios of the Registrant (the "Funds") which is utilized by the Distributor in connection with the sale of shares of beneficial interest of a Fund (the "Shares") or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statements therein not misleading in the light of the circumstances under which they were made; and will reimburse the Distributor and each such controlling person for any legal or other expenses reasonably incurred by the Distributor or such controlling person in connection with investigating or defending any such loss, claim, damage, liability or action; provided, however, that the Registrant or the Funds will not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon any untrue statement or alleged untrue statement or omission or alleged omission made in such Registration Statement, Prospectus or Statement of Additional Information in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and provided, further, that nothing in the Distribution Agreement shall be so construed as to protect the Distributor against any liability to the Registrant or the Funds, or the security holders of the Funds to which the Distributor would otherwise be subject by reason of Disabling Conduct. This indemnity provision will be in addition to any liability which the Registrant may otherwise have.

     (b) The Distributor will indemnify and hold harmless the Registrant, each of its Trustees and officers and each person, if any, who controls the Registrant within the meaning of the Investment Company Act, against any losses, claims, damages or liabilities to which the Registrant or any such Trustee, officer or controlling person may become subject under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement of Additional Information or any sales material not prepared by the Registrant or the Funds which is utilized in connection with the sale of the Shares or arise out of or are based upon the omissions or the alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statement therein not misleading in the light of the circumstances under which they were made, in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and the Distributor will reimburse any legal or other expenses reasonably incurred by the Registrant or any such Trustee, officer or controlling person in connection with investigating or defending any such loss, claim, damage, liability or action. This indemnity provision will be in addition to any liability which the Distributor may otherwise have.

   Reference is made to Section 7 of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Registrant and SunAmerica Asset Management Corp. ("SAAMCo") which is set forth below.

   7. Liability of Adviser. In the absence of Disabling Conduct on the part of SAAMCo (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo), SAAMCo shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which the Advisory Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Except for such Disabling Conduct, the Registrant shall indemnify SAAMCo (and its officers, directors, partners, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo) (collectively, the "Indemnified Parties") from any liability arising from SAAMCo's conduct under the Advisory Agreement.

   Indemnification to SAAMCo or any of its personnel or affiliates shall be made when (i) a final decision on the merits rendered, by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of Disabling Conduct or, (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of Disabling Conduct, by
(a) the vote of a majority of a quorum of the Trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act nor parties to the proceeding ("disinterested, non-party Trustees") or (b) an independent legal counsel in a written opinion. The Registrant may, by vote of a majority of the disinterested, non-party Trustees advance attorneys' fees or other expenses incurred by an Indemnified Party in defending a proceeding upon the undertaking by or on behalf of the Indemnified Party to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party Trustees or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS


 Exhibit No.
 -----------
      1.     (a)Declaration of Trust of the Registrant. (1)

             (b)Amendment to Declaration of Trust of the Registrant. (1)

             (c)Amendment to Declaration of Trust of Registrant. *

      2.     By-laws of the Registrant. (1)

      3.     Not applicable.

      4.     Form of Agreement and Plan of Reorganization (filed herewith as
             Exhibit II to each Proxy Statement and Prospectus contained in this Registration Statement).

      5. Instruments defining rights of shareholders (incorporated by reference to Exhibits 1 and 2 above).

      6.     Investment Advisory and Management Agreement between the
             Registrant and SunAmerica Asset Management Corp. (2)

      7.     (a)Distribution Agreement between the Registrant and SunAmerica
             Capital Services, Inc. (2)

             (b)Form of Dealer Agreement. (3)

      8.     Directors'/Trustees' Retirement Plan. (3)

      9.     Custody Agreement between the Registrant and State Street Bank and
             Trust Company. (3)

     10. (a)Form of Distribution Plan pursuant to Rule 12b-1 (Class A shares). (2)

             (b)Form of Distribution Plan pursuant to Rule 12b-1 (Class B shares). (2)

             (c)Form of Distribution Plan pursuant to Rule 12b-1 (Class II shares). (2)

             (d)Plan pursuant to Rule 18f-3. (3)

     11.     Opinions and consents of Robert M. Zakem, Esq.*

     12.     (a) Opinion and consent of Shearman & Sterling, counsel to the
                 Registrant, regarding certain tax matters relating to the Reorganization between the Balanced Fund of North American
                 Funds and the SunAmerica Balanced Assets Fund of SunAmerica
                 Equity Funds. (4)

             (b) Opinion and consent of Shearman & Sterling, counsel to the
                 Registrant, regarding certain tax matters relating to the Reorganization between the Large Cap Growth Fund of North
                 American Funds and the SunAmerica Blue Chip Growth Fund of
                 SunAmerica Equity Funds. (4)

             (c) Opinion and consent of Shearman & Sterling, counsel to the
                 Registrant, regarding certain tax matters relating to the Reorganization between the Growth & Income Fund of North
                 American Funds and the SunAmerica Growth and Income Fund of
                 SunAmerica Equity Funds. (4)

             (d) Opinion and consent of Shearman & Sterling, counsel to the
                 Registrant, regarding certain tax matters relating to the Reorganization between the Mid Cap Growth Fund of North
                 American Funds and the SunAmerica Growth Opportunities Fund of
                 SunAmerica Equity Funds. (4)

             (e) Opinion and consent of Shearman & Sterling, counsel to the
                 Registrant, regarding certain tax matters relating to the Reorganization between the Global Equity Fund of North
                 American Funds and the SunAmerica International Equity Fund of
                 SunAmerica Equity Funds. (4)

 Exhibit No.
 -----------
             (f) Opinion and consent of Shearman & Sterling, counsel to the
                 Registrant, regarding certain tax matters relating to the
                 Reorganization between the International Equity Fund of North
                 American Funds and the SunAmerica International Equity Fund of
                 SunAmerica Equity Funds. (4)

             (g) Opinion and consent of Shearman & Sterling, counsel to the
                 Registrant, regarding certain tax matters relating to the Reorganization between the International Small Cap Fund of
                 North American Funds and the SunAmerica International Equity
                 Fund of SunAmerica Equity Funds. (4)

             (h) Opinion and consent of Shearman & Sterling, counsel to the
                 Registrant, regarding certain tax matters relating to the Reorganization between the SunAmerica International Equity
                 Portfolio of SunAmerica Style Select Series, Inc. and the
                 SunAmerica International Equity Fund of SunAmerica Equity
                 Funds. (4)

     13.     (a) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (3)

             (b) Service Agreement, as amended, between the Registrant and
                 SunAmerica Fund Services, Inc. (3)

     14.     (a) Consents of PricewaterhouseCoopers LLP.*

             (b) Consents of Ernst & Young LLP.*

     15.     Not applicable.

     16.     Power of Attorney.*

     17.     (a) Prospectus, dated January 29, 2001 of SunAmerica Equity Funds, as supplemented. (5)

             (b) Prospectus dated March 1, 2001 of North American Funds (Class
                 A shares, Class B shares and Class C shares). (6)

             (c) Prospectus dated March 1, 2001 of North American Funds
                 (Institutional Class I shares). (6)

             (d) Prospectus dated February 28, 2001 of SunAmerica Style Select
                 Series, Inc. (Class A shares, Class B shares and Class II shares). (7)

             (e) Statement of Additional Information, dated January 29, 2001 of
                 SunAmerica Equity Funds, as supplemented. (5)

             (f) Statement of Additional Information dated March 1, 2001 of
                 North American Funds. (6)

             (g) Statement of Additional Information dated February 28, 2001 of
                 SunAmerica Style Select Series, Inc. (7)

             (h) Combined Semi-Annual Report to Shareholders of SunAmerica
                 Equity Funds for the six-month period ended March 31, 2001.
                 (8)

             (i) Combined Semi-Annual Report to Shareholders of North American
                 Funds for the six-month period ended April 30, 2001. (9)

             (j) Combined Semi-Annual Report to Shareholders of SunAmerica
                 Style Select Series, Inc. for the six-month period ended April
                 30, 2001. (10)

             (k) Combined Annual Report to Shareholders of SunAmerica Equity
                 Funds for the year ended September 30, 2000. (11)

             (l) Combined Annual Report to Shareholders of North American Funds
                 for the year ended October 31, 2000. (12)

 Exhibit No.
 -----------
             (m) Combined Annual Report to Shareholders of SunAmerica Style
                 Select Series, Inc. for the year ended October 31, 2000. (13)

             (n) Presidents' Letters.*

             (o) Q&As*

             (p) Forms of Proxy Cards.*

             (q) Form of Investment Advisory Agreement between North American
                 Funds and American General Asset Management Corp. (filed herewith as Exhibit I to each Proxy Statement and Prospectus contained in this Registration Statement).

--------
  *    Filed herewith.
 (1) Previously filed with Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) on January 12, 1996, and incorporated herein by this reference.
 (2) Previously filed with Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) on January 29, 1999, and incorporated herein by this reference.
 (3) Previously filed with Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) on January 27, 1997, and incorporated herein by this reference.
 (4)   To be filed by amendment.

 (5) Previously filed with Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) on January 31, 2001, and incorporated herein by this reference.

 (6) Previously filed with Post-Effective Amendment No. 35 to North American Funds' Registration Statement on Form N-1A (File No. 33-27958) on March 1, 2001, and incorporated herein by this reference.
 (7) Previously filed with Post-Effective Amendment No. 28 to SunAmerica Style Select Series, Inc.'s Registration Statement on Form N-1A (File No. 333-11283) on February 28, 2001, and incorporated herein by this reference.
 (8) Previously filed on Form N-30D of SunAmerica Equity Funds (File No. 811-04801) on May 30, 2001, and incorporated herein by this reference.
 (9) Previously filed on Form N-30D of North American Funds (File No. 811-05797) on July 3, 2001, and incorporated herein by this reference.
(10) Previously filed on Form N-30D of SunAmerica Style Select Series, Inc. (File No. 811-07797) on July 2, 2001, and incorporated herein by this reference.
(11) Previously filed on Form N-30D of SunAmerica Equity Funds (File No. 811-04801) on November 30, 2000, and incorporated herein by this reference.
(12) Previously filed on Form N-30D of North American Funds (File No. 811-05797) on January 17, 2001, and incorporated herein by this reference.
(13) Previously filed on Form N-30D of SunAmerica Style Select Series, Inc. (File No. 811-07797) on January 8, 2001, and incorporated herein by this reference.

ITEM 17. UNDERTAKINGS.

   (a) The undersigned Registrant agrees to prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

   (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

   (c) The undersigned Registrant undertakes to file, by post-effective amendment, the opinions of counsel received as to certain tax matters, within a reasonable time after receipt of such opinion.

                                   SIGNATURES

   As required by the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the city of New York, and State of New York, on the 28th day of September, 2001.


                                          SunAmerica Equity Funds
                                          (Registrant)


                                          By:      /s/ Peter A. Harbeck
                                              ---------------------------------
                                              Peter A. Harbeck, President and
                                                          Trustee

   As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


              Signature                          Title                   Date
              ---------                          -----                   ----

         /s/ Peter A. Harbeck          President and Trustee      September 28, 2001
______________________________________  (Principal Executive
           Peter A. Harbeck             Officer)

                  *                    Treasurer (Principal
______________________________________  Financial and Accounting
           Peter C. Sutton              Officer)

                  *                    Trustee
______________________________________
         S. James Coppersmith

                  *                    Trustee
______________________________________
         Samuel M. Eisenstat

                  *                    Trustee
______________________________________
          Stephen J. Gutman

                  *                    Trustee
______________________________________
          Sebastiano Sterpa

*By:   /s/ Peter A. Harbeck                                       September 28, 2001
     ---------------------------------
     (Peter A. Harbeck, Attorney-
             in-Fact)

                                 EXHIBIT INDEX


 Exhibit No.
 -----------
      1.     (c)Amendment to Declaration of Trust of Registrant.

     11.     Opinions and consents of Robert M. Zakem, Esq.

     14.     (a)Consents of PricewaterhouseCoopers LLP.

             (b)Consents of Ernst & Young LLP.

     16.     Power of Attorney.

     17.     (n)Presidents' Letters.

             (o)Q&As.

             (p)Forms of Proxy Cards.